      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 1, 2009

                                                              FILE NO. 333-76419

                                                                       811-09295

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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                               / /
POST-EFFECTIVE AMENDMENT NO. 28                           /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 308                                         /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-1941

              (Depositor's Telephone Number, Including Area Code)

                                RICHARD J. WIRTH
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2009 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                     PART A

HARTFORD LEADERS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 4/1/99)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 12/8/86)
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE:      1-800-862-6668 (CONTRACT OWNERS)
                1-800-862-7155 (REGISTERED REPRESENTATIVES)

                                                             [THE HARTFORD LOGO]

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This prospectus describes information you should know before you purchase Series I and Series IR of Hartford Leaders variable annuity. These Contracts are closed to new investors. Please read it carefully.


This variable annuity prospectus describes a contract between each Owner and joint Owner ("you") and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our") where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following Portfolio companies: AIM Variable Insurance Funds, American Funds Insurance Series (also known as American Variable Insurance Series), Franklin Templeton Variable Insurance Products Trust, Hartford Series Fund, Inc. and MFS(R) Variable Insurance Trust.

You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

This Contract and its features may not be available for sale in all states.

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PROSPECTUS DATED: MAY 1, 2009
STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2009

2

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TABLE OF CONTENTS


                                                                      PAGE
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DEFINITIONS                                                                    3
FEE TABLES                                                                     5
HIGHLIGHTS                                                                     8
GENERAL CONTRACT INFORMATION                                                  10
  The Company                                                                 10
  The Separate Account                                                        10
  The Funds                                                                   10
PERFORMANCE RELATED INFORMATION                                               15
FIXED ACCUMULATION FEATURE                                                    16
THE CONTRACT                                                                  16
  Purchases and Contract Value                                                16
  Charges and Fees                                                            21
  The Hartford's Principal First                                              23
  Death Benefit                                                               25
  Surrenders                                                                  29
ANNUITY PAYOUTS                                                               30
OTHER PROGRAMS AVAILABLE                                                      33
OTHER INFORMATION                                                             36
  Legal Proceedings                                                           38
  More Information                                                            38
FEDERAL TAX CONSIDERATIONS                                                    39
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      45
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT             APP I-1
PLANS
APPENDIX II -- DEATH BENEFIT -- EXAMPLES                                APP II-1
APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES             APP III-1
APPENDIX IV -- ACCUMULATION UNIT VALUES                                 APP IV-1

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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.


ADMINISTRATIVE OFFICE OF THE COMPANY: Our overnight mailing address is: 1 Griffin Road North, Windsor, CT 06095-1512. Our standard mailing address is:
Individual Markets Group, P.O. Box 5085, Hartford, Connecticut 06102-5085.


ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and partial Surrenders.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date or we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract, upon the death of any Contract Owner, joint Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under The Hartford's Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

4

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CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.


GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature.


JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and withdrawals prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).


THE HARTFORD'S PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. This benefit is called the Guaranteed Income Benefit in your Contract.


VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

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                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases (as a percentage of Premium Payments)                               None
Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)
  First Year (2)                                                                                          7%
  Second Year                                                                                             6%
  Third Year                                                                                              6%
  Fourth Year                                                                                             5%
  Fifth Year                                                                                              4%
  Sixth Year                                                                                              3%
  Seventh Year                                                                                            2%
  Eighth Year                                                                                             0%

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

(2)  Length of time from each Premium Payment.

CONTRACT OWNER PERIODIC EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.


ANNUAL MAINTENANCE FEE (3)                                                                               $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
  Mortality and Expense Risk Charge                                                                       1.25%
  Administrative Charge                                                                                   0.15%
  Total Separate Account Annual Expenses                                                                  1.40%
OPTIONAL CHARGES (as a percentage of average daily Sub-Account Value)
  The Hartford's Principal First Charge                                                                   0.75%
  Optional Death Benefit Charge                                                                           0.15%
  Earnings Protection Benefit Charge                                                                      0.20%
  Total Separate Account Annual Expenses with all optional charges                                        2.50%



(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Sub-Accounts in which you are invested at the time of the charge.


THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                  MINIMUM          MAXIMUM
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TOTAL ANNUAL FUND OPERATING EXPENSES                                0.44%            1.54%
(expenses that are deducted from Underlying Fund assets,
including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.

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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1)  If you Surrender your Contract at the end of the applicable time period:


1 year                                                                    $1,072
3 years                                                                   $1,885
5 years                                                                   $2,612
10 years                                                                  $4,548


(2)  If you annuitize at the end of the applicable time period:


1 year                                                                      $414
3 years                                                                   $1,309
5 years                                                                   $2,214
10 years                                                                  $4,518


(3)  If you do not Surrender your Contract:


1 year                                                                      $444
3 years                                                                   $1,339
5 years                                                                   $2,244
10 years                                                                  $4,548


CONDENSED FINANCIAL INFORMATION

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When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?". Please refer to Appendix IV for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-862-6668.

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AVAILABLE INFORMATION



We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.



You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting at the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

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HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase(R) Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        7%
          2                        6%
          3                        6%
          4                        5%
          5                        4%
          6                        3%
          7                        2%
      8 or more                    0%

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X Premium Payments or earnings that have been in your Contract for more than seven years

X  Distributions made due to death

X Distributions under a program for substantially equal periodic payments made for your life expectancy

X  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is deducted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Sub-Accounts.

- ADMINISTRATIVE CHARGE -- This charge is for administration. It is deducted daily and is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts."

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the underlying Funds. See the Funds' prospectuses for more complete information.


- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.


- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts.

Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts. This impact may be more significant with Contracts with lower Contract Values.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay a federal income tax penalty.
- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

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WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts and Fixed Accumulation Feature according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

-   The Contract Value of your Contract, or

-   Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;
-     The Contract Value of your Contract;
-     Your Maximum Anniversary Value; or
- Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. For Contracts issued in Washington or New York, the Optional Death Benefit is not available. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

-   The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option.

10

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Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

-   fixed dollar amount Automatic Annuity Payouts,

-   variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

GENERAL CONTRACT INFORMATION

THE COMPANY

We are a stock life insurance company engaged in the business of writing life insurance and individual and group annuities. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in all states of the United States except New York and the District of Columbia and Puerto Rico. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut. Not all Contracts are available from each issuing company. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate
Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.


- Is not subject to the liabilities arising out of any other business Hartford may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.


- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to other income, gains or losses of Hartford.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Charges for Optional Benefits (if applicable), may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

THE FUNDS


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 AIM V.I. BASIC VALUE FUND -- SERIES I   Long-term capital growth                     Invesco Aim Advisors, Inc.
                                                                                      Sub-adviser: Advisory entities affiliated
                                                                                      with Invesco Aim Advisors, Inc.
 AIM V.I. CAPITAL APPRECIATION FUND --   Growth of capital                            Invesco Aim Advisors, Inc.
  SERIES I                                                                            Sub-adviser: Advisory entities affiliated
                                                                                      with Invesco Aim Advisors, Inc.
 AIM V.I. CAPITAL DEVELOPMENT FUND --    Long-term capital growth                     Invesco Aim Advisors, Inc.
  SERIES I                                                                            Sub-adviser: Advisory entities affiliated
                                                                                      with Invesco Aim Advisors, Inc.

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FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. CORE EQUITY FUND -- SERIES I   Growth of capital                            Invesco Aim Advisors, Inc.
                                                                                      Sub-adviser: Advisory entities affiliated
                                                                                      with Invesco Aim Advisors, Inc.
 AIM V.I. GOVERNMENT SECURITIES FUND --  High level of current income consistent      Invesco Aim Advisors, Inc.
  SERIES I                               with reasonable concern for safety of        Sub-adviser: Advisory entities affiliated
                                         principal                                    with Invesco Aim Advisors, Inc.
 AIM V.I. INTERNATIONAL GROWTH FUND --   Long-term growth of capital                  Invesco Aim Advisors, Inc.
  SERIES I                                                                            Sub-adviser: Advisory entities affiliated
                                                                                      with Invesco Aim Advisors, Inc.
 AIM V.I. LARGE CAP GROWTH FUND --       Long-term capital growth                     Invesco Aim Advisors, Inc.
  SERIES I                                                                            Sub-adviser: Advisory entities affiliated
                                                                                      with Invesco Aim Advisors, Inc.
 AIM V.I. MID CAP CORE EQUITY FUND --    Long-term capital growth                     Invesco Aim Advisors, Inc.
  SERIES I                                                                            Sub-adviser: Advisory entities affiliated
                                                                                      with Invesco Aim Advisors, Inc.
 AIM V.I. SMALL CAP EQUITY FUND --       Long-term capital growth                     Invesco Aim Advisors, Inc.
  SERIES I                                                                            Sub-adviser: Advisory entities affiliated
                                                                                      with Invesco Aim Advisors, Inc.
AMERICAN FUNDS INSURANCE SERIES
 AMERICAN FUNDS ASSET ALLOCATION FUND    High total return, including income and      Capital Research and Management Company
  -- CLASS 2                             capital gains, consistent with the
                                         preservation of capital over the long term
                                         by investing in a diversified portfolio of
                                         common stocks and other equity securities,
                                         bonds and other intermediate and long-term
                                         debt securities and money market
                                         instruments (debt securities maturing in
                                         one year or less).
 AMERICAN FUNDS BLUE CHIP INCOME AND     Produce income exceeding the average yield   Capital Research and Management Company
  GROWTH FUND -- CLASS 2                 on U.S. stocks generally (as represented by
                                         the average yield on the Standard & Poor's
                                         500 Composite Index)and to provide an
                                         opportunity for growth of principal
                                         consistent with sound common stock
                                         investing.
 AMERICAN FUNDS BOND FUND -- CLASS 2     Seeks to maximize current income and         Capital Research and Management Company
                                         preservation of capital.
 AMERICAN FUNDS GLOBAL BOND FUND --      Seeks to provide you, over the long term,    Capital Research and Management Company
  CLASS 2                                with a high level of total return as is
                                         consistent with prudent management, by
                                         investing primarily in investment grade
                                         bonds issued by entities based around the
                                         world and denominated in various
                                         currencies, including U.S. dollars
 AMERICAN FUNDS GLOBAL GROWTH AND        Seeks to make your investment grow over      Capital Research and Management Company
  INCOME FUND -- CLASS 2                 time and provide you with current income by
                                         investing primarily in stocks of
                                         well-established companies located around
                                         the world.
 AMERICAN FUNDS GLOBAL GROWTH FUND --    Seeks to make your investment grow over      Capital Research and Management Company
  CLASS 2                                time by investing primarily in common
                                         stocks of companies located around the
                                         world.

12

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FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS GLOBAL SMALL             Seeks to make your investment grow over      Capital Research and Management Company
  CAPITALIZATION FUND -- CLASS 2         time by investing primarily in stocks of
                                         smaller companies located around the world.
 AMERICAN FUNDS GROWTH FUND -- CLASS 2   Seeks to make your investment grow by        Capital Research and Management Company
                                         investing primarily in common stocks of
                                         companies that appear to offer superior
                                         opportunities for growth of capital.
 AMERICAN FUNDS GROWTH-INCOME FUND --    Seeks to make your investment grow and       Capital Research and Management Company
  CLASS 2                                provide you with income over time by
                                         investing primarily in common stocks or
                                         other securities that demonstrate the
                                         potential for appreciation and/or
                                         dividends.
 AMERICAN FUNDS INTERNATIONAL FUND --    Seeks to make your investment grow over      Capital Research and Management Company
  CLASS 2                                time by investing primarily in common
                                         stocks of companies located outside the
                                         United States.
 AMERICAN FUNDS NEW WORLD FUND -- CLASS  Seeks to make your investment grow over      Capital Research and Management Company
  2                                      time by investing primarily in stocks of
                                         companies with significant exposure to
                                         countries with developing economies and/or
                                         markets.
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 FRANKLIN FLEX CAP GROWTH SECURITIES     Seeks capital appreciation                   Franklin Advisers, Inc.
  FUND -- CLASS 2
 FRANKLIN GLOBAL REAL ESTATE SECURITIES  Seeks high total return                      Franklin Templeton Institutional, LLC
  FUND -- CLASS 2 (1)+
 FRANKLIN INCOME SECURITIES FUND --      Seeks to maximize income while maintaining   Franklin Advisers, Inc.
  CLASS 2                                prospects for capital appreciation
 FRANKLIN LARGE CAP GROWTH SECURITIES    Seeks capital appreciation                   Franklin Advisers, Inc.
  FUND -- CLASS 2
 FRANKLIN LARGE CAP VALUE SECURITIES     Seeks long-term capital appreciation         Franklin Advisory Services, LLC
  FUND -- CLASS 2
 FRANKLIN RISING DIVIDENDS SECURITIES    Seeks long-term capital appreciation with    Franklin Advisory Services, LLC
  FUND -- CLASS 2                        preservation of capital as an important
                                         consideration
 FRANKLIN SMALL CAP VALUE SECURITIES     Seeks long-term total return                 Franklin Advisory Services, LLC
  FUND -- CLASS 2
 FRANKLIN SMALL-MID CAP GROWTH           Seeks long-term capital growth               Franklin Advisers, Inc.
  SECURITIES FUND -- CLASS 2 (2)
 FRANKLIN STRATEGIC INCOME SECURITIES    Seeks a high level of current income, with   Franklin Advisers, Inc.
  FUND -- CLASS 1                        capital appreciation over the long term as
                                         a secondary goal
 MUTUAL GLOBAL DISCOVERY SECURITIES      Seeks capital appreciation                   Franklin Mutual Advisers, LLC
  FUND -- CLASS 2 (3)                                                                 Sub-advised by Franklin Templeton
                                                                                      Investment Management Limited
 MUTUAL SHARES SECURITIES FUND -- CLASS  Capital appreciation, with income as a       Franklin Mutual Advisers, LLC
  2                                      secondary goal

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FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 TEMPLETON DEVELOPING MARKETS            Seeks long-term capital appreciation         Templeton Asset Management Ltd.
  SECURITIES FUND -- CLASS 1
 TEMPLETON FOREIGN SECURITIES FUND --    Seeks long-term capital growth               Templeton Investment Counsel, LLC
  CLASS 2
 TEMPLETON GLOBAL ASSET ALLOCATION FUND  Seeks high total return                      Templeton Investment Counsel, LLC
  -- CLASS 2+                                                                         Sub-advised by Franklin Advisers, Inc.
 TEMPLETON GROWTH SECURITIES FUND --     Seeks long-term capital growth               Templeton Global Advisors Limited
  CLASS 2                                                                             Sub-advised by Templeton Asset Management
                                                                                      Ltd.
HARTFORD SERIES FUND, INC.
 HARTFORD MONEY MARKET HLS FUND --       Maximum current income consistent with       Hartford Investment Financial Services,
  CLASS IA*                              liquidity and preservation of capital        LLC.
                                                                                      Sub-advised by Hartford Investment
                                                                                      Management Company
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) CORE EQUITY SERIES -- INITIAL    Seeks capital appreciation                   MFS Investment Management
  CLASS (4)+
 MFS(R) GLOBAL EQUITY SERIES -- INITIAL  Seeks capital appreciation                   MFS Investment Management
  CLASS
 MFS(R) GROWTH SERIES -- INITIAL CLASS   Seeks capital appreciation                   MFS Investment Management
  (5)
 MFS(R) HIGH INCOME SERIES -- INITIAL    Total return with an emphasis on high        MFS Investment Management
  CLASS                                  current income, but also considering
                                         capital appreciation
 MFS(R) INVESTORS GROWTH STOCK SERIES    Seeks capital appreciation                   MFS Investment Management
  -- INITIAL CLASS
 MFS(R) INVESTORS TRUST SERIES --        Seeks capital appreciation                   MFS Investment Management
  INITIAL CLASS
 MFS(R) MID CAP GROWTH SERIES --         Seeks capital appreciation                   MFS Investment Management
  INITIAL CLASS
 MFS(R) NEW DISCOVERY SERIES -- INITIAL  Seeks capital appreciation                   MFS Investment Management
  CLASS
 MFS(R) RESEARCH BOND SERIES -- INITIAL  Total return with an emphasis on high        MFS Investment Management
  CLASS                                  current income, but also considering
                                         capital appreciation.
 MFS(R) RESEARCH INTERNATIONAL SERIES    Seeks capital appreciation                   MFS Investment Management
  -- INITIAL CLASS
 MFS(R) RESEARCH SERIES -- INITIAL       Seeks capital appreciation                   MFS Investment Management
  CLASS
 MFS(R) TOTAL RETURN SERIES -- INITIAL   Seeks total return                           MFS Investment Management
  CLASS
 MFS(R) VALUE SERIES -- INITIAL CLASS    Seeks capital appreciation                   MFS Investment Management
 FIXED ACCUMULATION FEATURE              Preservation of Capital                      General Account



+ Closed to new and subsequent Premium Payments and transfers of Contract Value.



NOTES



(1)  Formerly Franklin Real Estate Fund -- Class 2



(2)  Formerly Franklin Small Cap Fund



(3)  Formerly Mutual Discovery Securities Fund -- Class 2



(4)  Formerly MFS(R) Capital Opportunities Series -- Initial Class



(5)  Formerly MFS(R) Emerging Growth Series -- Initial Class

14

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* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.



** The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.


We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Contract Owners could determine the outcome of a proposition subject to shareholder vote.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider these payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Contract. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.

The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.


As of December 31, 2008, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities): AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments,

-------------------------------------------------------------------------------


American Variable Insurance Series & Capital Research and Management Company, Branch Banking & Trust Company, Evergreen Investment Services Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, The Huntington Funds, Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Merrill Lynch Asset Management & Princeton Funds Distributor, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, MTB Investment Advisors, Inc., Banc of America Advisors, LLC, JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, SunTrust Securities, Inc. & Trusco Capital Management, Inc., UBS Financial Services, Inc., Van Kampen Life Investment Trust & Van Kampen Asset Management, Van Kampen Funds, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.



We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.



Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount of fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees did not exceed 0.50% and 0.35%, respectively, in 2008, and are not expected to exceed 0.50% and 0.35%, respectively, in 2009, of the annual percentage of the average daily net assets (for instance, in 2008, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $85 from that Fund). We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2008, revenue sharing and Rule 12b-1 fees did not exceed approximately $145.6 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account's inception or the Sub-Account's inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical

16

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purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.


Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in the General Account. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.


In most states, we guarantee that we will credit interest at an annual effective rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. In some states, the minimum guaranteed interest rate is lower. If your Contract was issued before May 1, 2003, the minimum guaranteed interest rate is 3%. We reserve the right to change the rate subject only to applicable state insurance law.


We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State's minimum non-forfeiture requirements. We reserve the right to prospectively declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates and no assurances are offered as to future rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments; regulatory and tax requirements; and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out basis." For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.



ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.


From time to time, we may credit increased interest rates under certain programs established in our sole discretion


If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.


THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:


- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code. We no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts or additional Premium Payments into any individual annuity contract funded through a 403(b) plan;


- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

-------------------------------------------------------------------------------

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series I of the Contract was sold before May 1, 2002. Series IR of the Contract is sold on or after May 1, 2002, or the date your state approved Series IR for sale, if later.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract through a Financial Intermediary. A Registered Representative will work with you to complete and submit an application or an order request form. Part of this process will include an assessment whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Registered Representative shall make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your Financial Intermediary before an application or order will be sent to us. Your Premium Payment will not be invested in any Fund during this period.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents. Non-Resident Alien ("NRA") application submissions require our prior approval.

The minimum initial Premium Payment required to buy this Contract varies based on the type of purchaser, variable annuity variation chosen and whether you enroll in a systematic investment program such as the InvestEase(R) Program. Financial Intermediaries may impose other requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.

Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.

Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special conditions on anyone who seeks our approval to exceed this limit.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.

For Contracts issued in Oregon, premium payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions on record. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

For examples of how we calculate the Death Benefit, see Appendix II.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

If, for any reason, you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Date we receive your request to cancel and will refund any sales or contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in

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your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.


HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?


The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

- Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it received is in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners' "transfer-in" requests.

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer;" however, you cannot transfer the same Contract Value more than once a Valuation Day.

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EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                                 PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth           Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any number         Yes
of other Sub-Accounts (dividing the $10,000 among the other
Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts to          Yes
any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth            No
Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an
international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET OR TELEPHONE. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:


Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.



We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.



In certain circumstances, Fund trading policies do not apply or may be limited. For instance:


- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company- sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

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- Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.


- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.


HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- Each Contract Year, you may transfer the greater of:


- 30% of the Contract Value in the Fixed Accumulation Feature as of the last Contract Anniversary or Contract issue date or the largest sum of any prior transfers. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. The 30% does not include Contract Value in any DCA Plus Program; or


- An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- You can make transfers by contacting us.

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

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Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.


POWER OF ATTORNEY -- You may authorize another person to conduct financial and other transactions on your behalf by submitting a completed power of attorney form that meets the power of attorney requirements of your resident state law. Once we have the completed form on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you.


CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        7%
          2                        6%
          3                        6%
          4                        5%
          5                        4%
          6                        3%
          7                        2%
      8 or more                    0%

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 4% on that amount, or $400.

- The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $500, or $35.

-   Your Contingent Deferred Sales Charge is $435.

If you have any questions about these charges, please contact your Registered Representative or Hartford.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 15% of the total Premium Payments. If you do not take 15% one year, you may not take more than 15% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- UPON ELIGIBLE CONFINEMENT AS DESCRIBED IN THE WAIVER OF SALES CHARGE RIDER -- We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint Contract Owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint Contract Owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.

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- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge for one year's required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- UPON DEATH OF THE ANNUITANT, CONTRACT OWNER OR JOINT CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR THE HARTFORD'S PRINCIPAL FIRST BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

-   UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD.

SURRENDER ORDER -- During the Contract Years when a Contingent Deferred Sales Charge applies to the initial Premium Payment, all Surrenders in excess of the Annual Withdrawal Amount (which is equal to 10% of total Premium Payments) will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

Thereafter, Surrenders will be taken first from earnings, then from Premium Payments not subject to a Contingent Deferred Sales Charge, then from 10% of Premium Payments still subject to a Contingent Deferred Sales Charge and then from Premium Payments subject to a Contingent Deferred Sales Charge on a first-in-first-out basis.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ADMINISTRATIVE CHARGE

For administration, we apply a daily charge at the rate of 0.15% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

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WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0% - 3.5%.

CHARGES AGAINST THE FUNDS

ANNUAL FUND OPERATING EXPENSES -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.

THE HARTFORD'S PRINCIPAL FIRST CHARGE


The Hartford's Principal First is an option that can be elected at an additional charge. We will deduct this charge on a daily basis based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. You may elect the annuitization option at any time. If you bought your contract on or after August 5, 2002, you can elect to add this benefit to your Contract for an additional charge on a daily basis that is equal to an annual charge of 0.35% of your Contract Value invested in the Sub-Accounts. If you bought your Contract before August 5, 2002, you can elect to add this benefit to your Contract at the current charge. You will be subject to fee increases if you elect to step-up the Benefit Amount.


OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

REDUCED FEES AND CHARGES

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

THE HARTFORD'S PRINCIPAL FIRST


You may elect this benefit at any time, provided we are still offering this rider for new sales. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. We reserve the right to treat all Contracts issued to you by Hartford or one of its affiliates within a calendar year as one Contract for purposes of The Hartford's Principal First. This means that if you purchase two Contracts from us in any twelve month period and elect The Hartford's Principal First on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract. If you elect The Hartford's Principal First, a company-sponsored exchange will not be considered to be a revocation or termination of the benefit.


If you elect The Hartford's Principal First when you purchase your Contract, your initial Premium Payment is equal to the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. The Hartford's Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under The Hartford's Principal First are treated as partial Surrenders and are deducted from your Contract Value.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish The Hartford's Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit

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at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT OUT OF YOUR CONTRACT WE WILL RE-CALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT MAY BE LOWER IN THE FUTURE. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

Any additional Premium Payments made to your Contract will cause the Benefit Amount to be increased on a dollar-for-dollar basis. The Benefit Payment will equal the prior Benefit Payment plus 7% of the additional Premium Payment for The Hartford's Principal First.

If you change the ownership or assign this Contract to someone other than your spouse anytime after one year of electing The Hartford's Principal First, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.

The Benefit Amount will be recalculated to equal the lesser of:

- The Benefit Amount immediately prior to the ownership change or assignment, or

-   The Contract Value at the time of the ownership change or assignment.

Any time after the 5th year The Hartford's Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step-up" without waiting for the 5th year their Contract has been in force.


We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step-up," we may be charging more for The Hartford's Principal First, but in no event will this charge exceed 0.75% annually. Regardless of when you bought your Contract, upon "step-up" we will charge you the current charge. Before you decide to "step-up," you should request a current prospectus which will describe the current charge for this benefit.


This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect "step-ups" that reset your Benefit Amount to the then prevailing Contract Value.

You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier). These dates are called "election dates" in this section. Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

- We will accept requests for a step-up in writing, verbally or electronically, if available.

- Written elections must be submitted using the forms we provide. Written election forms must be signed by all Owners. For telephonic and Internet elections, if available, you and any joint Owner must authenticate your identities and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuineness of any election.

- We will not accept any written election request received more than 30 days prior to an election date.

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- We will not accept any Internet (if available) or telephone election requests received prior to the election date. You may not post-date your election.

- If an election form is received in good order within the 30 days prior to an election date, the "step-up" will automatically occur on the rider anniversary (or if the rider anniversary in a Non-Valuation Day then the next following Valuation Day). If an election form is received in good order on or after an election date, the "step-up" will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

- We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

- Your election is irrevocable. This means that if your Contract Value increases after your step-up, you cannot ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.

You can Surrender your Contract any time, even if you have The Hartford's Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford's Principal First. If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through an Annuity Payout option called The Hartford's Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

If you, the joint Contract Owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For qualified Contracts, The Hartford's Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.


We do not automatically increase payments under the Automatic Income Program if your Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Benefit Payments and your eligible Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.


For examples on how The Hartford's Principal First is calculated, please see "Appendix III."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner, or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

-   The Contract Value of your Contract; or

-   The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

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If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

-   Plus any Premium Payments made after the Optional Death Benefit is added;

-   Minus any partial Surrenders after the Optional Death Benefit is added;

-   Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II."

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

-   The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

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FOR EXAMPLE: Assuming that:

The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   You took no partial Surrenders,

-   The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death equals $400,000,

Minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

-   Plus Premium Payments made since that date ($0),

-   Minus Premium Payments made in the 12 months prior to death ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

ADDITIONAL INFORMATION ABOUT THE DEATH BENEFITS

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

-   The aggregate Premium Payments minus any Surrenders;

-   The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

-   The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.


If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our "Safe Haven Program." Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.


The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before

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the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                 Contract Owner and the           deceased                         receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent     The Contract Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The
                                                                                                   Contract Owner may waive this
                                                                                                   presumption and receive the
                                                                                                   Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.
Annuitant                        The Contract Owner is a trust    There is no named Contingent     The Contract Owner receives the
                                 or other non-natural person      Annuitant                        Death Benefit.

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IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Contract Owner                            The Annuitant is living                   Designated Beneficiary becomes the
                                                                                    Contract Owner.
Annuitant                                 The Contract Owner is living              Contract Owner receives a payout at
                                                                                    death, if any.
Annuitant                                 The Annuitant is also the Contract Owner  Designated Beneficiary receives a payout at death, if any.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. FOR MORE INFORMATION ON ANNUITY PAYOUT OPTIONS THAT MAY NOT RESULT IN A PAYOUT AT DEATH PLEASE SEE THE SECTION ENTITLED "ANNUITY PAYOUTS." IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge. This is our default option.

Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature. There are two restrictions on partial Surrenders before the Annuity Commencement Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payments For a Period Certain variable dollar amount Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature. Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

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HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

We will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want the Payee to receive Annuity Payouts?

-   What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

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1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. If the annuity reaches the maximum Annuity Commencement Date, which is the later of the 10th Contract Anniversary or the date the annuitant reaches age 90, the Contract will automatically be annuitized unless we and the Owner(s) agree to extend the Annuity Commencement Date, which approval may be withheld or delayed for any reason. If you purchase your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected,

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then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

For Contracts issued in the State of Oregon, the minimum period that you can select under the Payments for a Period Certain Annuity Payout Option is as follows: For fixed annuity payouts, the minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. For variable annuity payouts, the minimum period that you can select is 5 years on or after the tenth Contract Anniversary.

THE HARTFORD'S PRINCIPAL FIRST PAYOUT OPTION

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.


- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.


- For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of the variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an

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annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

-   the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919%. The Annuity Unit Factor for a 5% AIR is 0.999866%. The Annuity Unit Factor for a 6% AIR is 0.999840%.

COMBINATION ANNUITY PAYOUT -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination annuity payouts are not available during the first two Contract Years.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under the section entitled "The Contract."

OTHER PROGRAMS AVAILABLE

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these programs. If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us; your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.

INVESTEASE PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract excluding the DCA Plus Programs.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 15% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. The Automatic Income Program may change based on your instructions after your seventh Contract Year. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Please see Federal Tax Considerations and Appendix I for more information regarding the tax consequences associated with your Contract.

STATIC ASSET ALLOCATION MODELS

This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on

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these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Asset allocation models can be based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods, or can be based on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories.


If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature or a Dollar Cost Averaging Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.


You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.

You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits.


Your investments in an asset allocation model will be rebalanced quarterly to reflect the model's original percentages.


We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER? for more information.


You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.


-   Asset Rebalancing

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

-   Dollar Cost Averaging

We offer three dollar cost averaging programs:

       -   DCA Plus

       -   Fixed Amount DCA

       -   Earnings/Interest DCA


DCA PLUS -- These programs allow you to earn a fixed rate of interest on investments. These programs are different from the Fixed Accumulation Feature. We determine, in our sole discretion, the interest rates to be credited. These interest rates may vary depending on the Contract you purchased and the date your instructions are received. Please consult your Registered Representative to determine the interest rate for your Program.



You may elect to lock in a rate of interest using either the "12-Month Transfer Program" or the "6-Month Transfer Program".



- Under the 12-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 12 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 12 month period. You must make at least 7 but no more than 12 transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.



- Under the 6-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 6 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 6 month period. You must make at least 3 but no more than 6 transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.



- Each time you make a subsequent Premium Payment, you can invest in a different rate lock program. Any subsequent investments made in a month (or other interest rate effective period) other than your last program investment are considered a separate rate lock program investment. You can invest in up to 5 different rate lock programs at one time.

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- You must invest at least $5,000 in each rate lock program ($2,000 for qualified plan transfers or rollovers, including IRAs). We may pre-authorize transfers from our Fixed Accumulation Feature subject to restrictions. This minimum amount applies to the initial and all subsequent Premium Payments in a given rate lock program.



- Pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions in good order.



- If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is active on the contract, we will set up the new Program to mirror the existing one. If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is not active on the contract, but is the future investment allocation and a Static Model Portfolio Plan is active on the contract, we will set up the new Program to move funds to the Static Model Portfolio Plan. Otherwise, we will contact your investment professional to obtain complete instructions. If we do not receive in good order enrollment instructions within the 15 day timeframe noted above, we will refund the Program payment for further instruction.



- If your Program payment is less than the required minimum amount, we will invest into the destination funds indicated on the Program instructions accompanying the payment. If Program instructions were not provided and a DCA Plus Program is active on the contract, we will apply the payment to the destination funds of the current DCA Plus program. Otherwise, we will contact your investment professional to obtain further investment instructions.



- The credited interest rate used under the DCA Plus Programs is not earned on the full amount of your Premium Payment for the entire length of the Program because Program transfers to Funds decrease the amount of your Premium Payment remaining in the Program.



- You may elect to terminate your involvement in this Program at any time. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Funds you designated.



FIXED AMOUNT DCA -- This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into a different Fund. This program begins approximately 15 days following the next monthly Contract Anniversary from the day the enrollment requested is established unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.



EARNINGS/INTEREST DCA -- This feature allows you to regularly transfer (monthly or quarterly) the interest earned from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into another Fund. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.


OTHER PROGRAM CONSIDERATIONS

- You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund -- then your allocations will be directed to the surviving Fund;

       - any Fund is liquidated -- then your allocations will be directed to any available money market Fund.

     You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

- We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.

- Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the

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  relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular fund, see that Fund's prospectus.

- Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.

-   These Programs may be adversely affected by Fund trading policies.

OTHER INFORMATION

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.


SPECULATIVE INVESTING -- Do not purchase this Contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. By purchasing this Contract you represent and warrant that you are not using this Contract, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.


CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. PLANCO Financial Services, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.


HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2008. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").



This Contract may be sold directly to the following individuals free of any commission ("Employee Gross-Up");1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and affiliates; and 2) employees and Registered Representatives (and their families) of Financial Intermediaries. If applicable, we will credit the Core Contract with a credit of 5.0% of the initial Premium Payment and each subsequent Premium Payment, if any. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.


We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed

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on to Registered Representatives according to a Financial Intermediary's internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

Upfront commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit.

ADDITIONAL
PAYMENT TYPE                                                            WHAT IT'S USED FOR
---------------------------------------------------------------------------------------------------------------------------------
Access                            Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment             Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing                         Joint marketing campaigns and/or Financial Intermediary event advertising/participation;
                                  sponsorship of Financial Intermediary sales contests and/or promotions in which participants
                                  (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; client generation expenses.
Marketing Expense Allowances      Pay Fund related parties for wholesaler support, training and marketing activities for certain
                                  Funds.
Support                           Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Training                          Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility                        Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                            Pay for the overall volume of their sales or the amount of money investing in our products.


As of December 31, 2008, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities: AIG Advisors Group, Inc., (Advantage Capital, AIG Financial Advisors, American General, FSC Securities Corporation, Royal Alliance Assoc., Inc.), Allen & Company, AMTrust Investment Svcs Inc., Associated Securities, Banc of America Investment Services Inc., Bancwest Investment Services, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research Inc., Capital Analyst Inc., Centaurus Financial, Inc., CCO Investment Services Corp., Citigroup, Inc. (various divisions and affiliates), Comerica Securities, Commonwealth Financial Network, Compass Brokerage, Inc., Crown Capital Securities, L.P., Cuna Brokerage Services, Inc., Cuso Financial Services, L.P., Edward D. Jones & Co., L.P., FFP Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, First Montauk Securities Corp., First Tennessee Brokerage Inc., Frost Brokerage Services, Inc., Great American Advisors, Inc., H. Beck, Inc., H.D. Vest Investment Services (subsidiary of Wells Fargo & Company),

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Harbour Investments, Inc., Heim & Young Securities, Huntington Investment Company, Independent Financial Group LLC, Infinex Financial Group, ING Advisors Network, (Financial Network Services (or Investment) Corp., ING Financial Partners, Multi-Financial Securities, Primevest Financial Services, Inc.,), Inter-Securities Inc., Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, James T. Borello & Co., Janney Montgomery Scott, Inc., Jefferson Pilot Securities Corporation, Key Investment Services, LaSalle Financial Services, Inc., Lincoln Financial Advisors Corp. (marketing name for Lincoln National Corp.), Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch Pierce Fenner & Smith, MML Investor Services Inc., Morgan Keegan & Company, Inc., Morgan Stanley & Co., Inc. (various divisions and affiliates), Mutual Service Corporation, NatCity Investments, National Planning Holdings (Invest Financial Corp., Investment Centers of America, Inc., National Planning Corp., SII Investments, Inc.), Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., Pension Planners Securities, Inc., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, RBC Capital Markets., Robert W. Baird & Co. Inc., Rogan & Associates, Securities America, Inc., Sigma Financial Corporation, Sorrento Pacific, Stifel Nicolaus & Company, Incorporated, Summit Brokerage Services Inc., Sun Trust Bank, TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Triad Advisors, Inc., U.S. Bancorp Investments, Inc., UBOC Investment Services, Inc. (Union Bank of California, N.A.), UBS Financial Services, Inc., Uvest Financial Services Group Inc., Vanderbilt Securities, LLC, Wachovia Securities, LLC (various divisions), Walnut Street Securities, Inc., Waterstone Financial Group, Wells Fargo Brokerage Services, L.L.C., WaMu Investments, Inc., Woodbury Financial Services, Inc. (an affiliate of ours).



Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.



As of December 31, 2008, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Franklin Templeton Services, LLC, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.



For the fiscal year ended December 31, 2008, Additional Payments did not in the aggregate exceed approximately $55.8 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.06% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $7.9 million or approximately 0.25% of the Premium Payments invested in a particular Fund during this period. Financial Intermediaries that received Additional Payments in 2008, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.



Financial Intermediaries that received Additional Payments in 2008, but do not have an ongoing contractual relationship, are listed in the SAI.


LEGAL PROCEEDINGS


There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.


MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:


The Hartford
Attn: Individual Markets Group
P.O. Box 5085
Hartford, Connecticut 06102-5085


Telephone:  1-800-862-6668 (Contract Owners)
            1-800-862-7155 (Registered Representatives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

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FEDERAL TAX CONSIDERATIONS


A. INTRODUCTION



The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.



This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.



In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.



THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.



B. TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT



The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.



Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.



C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS



Section 72 of the Code governs the taxation of annuities in general.



    1.   NON-NATURAL PERSONS AS OWNERS



Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:



- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),



- A contract acquired by the estate of a decedent by reason of such decedent's death,



- Certain contracts acquired with respect to tax-qualified retirement arrangements,



- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

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- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.



A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.



Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.



    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).



A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.



Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner pursuant to a civil union or domestic partnership recognized under state law, then such designated beneficiary's right to continue the Contract as the succeeding Contract Owner will be contingent, among other things, upon the treatment of such designated beneficiary as the spouse of the Contract Owner under Code Section 72(s) (or any successor provision). Currently, Federal tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, such designated beneficiary who is not recognized as a "spouse" under Federal tax law will not be able to continue the Contract and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election.



The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.



       a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.



i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.



ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract Value (determined without regard to surrender charges) generally is an appropriate measure. However, in some instances the IRS could take the position that the value should be the current Contract Value (determined without regard to surrender charges) increased by some measure of the value of certain future cash-value type benefits.



iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."



iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.



v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.



vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

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       b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.



Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").



i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.



ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.



iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).



       c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.



Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.



       d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.



i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.



ii.  The 10% penalty tax will not apply to the following distributions:



       1. Distributions made on or after the date the recipient has attained the age of 59 1/2.



       2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.



       3.   Distributions attributable to a recipient's becoming disabled.



       4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).



       5. Distributions made under certain annuities issued in connection with structured settlement agreements.



       6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).



       7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.



If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.



       e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.



If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining

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"income on the contract" and (4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.



       f.   REQUIRED DISTRIBUTIONS



i.   Death of Contract Owner or Primary Annuitant



      Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:



       1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;



       2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and



       3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.



ii.  Alternative Election to Satisfy Distribution Requirements



      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.



iii.  Spouse Beneficiary



      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.



iv.  Civil Union or Domestic Partner



      Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner pursuant to a civil union or domestic partnership recognized under state law, then such designated beneficiary's right to continue the Contract as the succeeding Contract Owner will be contingent, among other things, upon the treatment of such designated beneficiary as the spouse of the Contract Owner under Code
      Section 72(s) (or any successor provision). Currently, Federal tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, such designated beneficiary who is not recognized as a "spouse" under Federal tax law will not be able to continue the Contract and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election.



       g.   ADDITION OF RIDER OR MATERIAL CHANGE.



The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.



       h.  PARTIAL EXCHANGES.



The IRS in Rev. Rul. 2003-76 confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering (1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Notice 2003-51 was superseded by Revenue Procedure 2008-24, effective for partial exchanges completed on or after June 30, 2008. Partial exchanges completed on or after this date will qualify for tax free treatment if: (1) no amounts are withdrawn from, or received in surrender of, either of the contracts involved in the exchange during the 12 months beginning on the date on which amounts are treated as received as premiums or other consideration paid for the contract received in the exchange (the date of transfer); or (2) the taxpayer demonstrates that certain conditions (e.g., death, disability, reaching age 59 1/2, divorce, loss of employment) occurred between the date of transfer and the date of the withdrawal or surrender. A transfer within the scope of the revenue procedure, but not treated as a tax-free exchange, will be treated as a taxable distribution, followed by a payment for a second contract. Two annuity contracts that are the subject of a tax-free exchange pursuant

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to the revenue procedure will not be aggregated, even if issued by the same insurance company. We advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.



The applicability of the IRS's partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a tax adviser if you plan to split an annuity contract as part of an exchange of annuity contracts.



    3.   DIVERSIFICATION REQUIREMENTS.



The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.



The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:



- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,



-   no more than 70% is represented by any two investments,



-   no more than 80% is represented by any three investments and



-   no more than 90% is represented by any four investments.



In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.



Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.



    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.



In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.



Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.



Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

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D. FEDERAL INCOME TAX WITHHOLDING



The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:



       1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.



       2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.



Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.



E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS



The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled "Information Regarding Tax-Qualified Retirement Plans" for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.



F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.



G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS



Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.



H. TAX DISCLOSURE OBLIGATIONS



In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS


This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.



The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.



THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.



The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.



We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.



1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").



In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.



    a.   TRADITIONAL IRAS



Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.



You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20%

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may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.



IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



    b.  SEP IRAS



Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



    c.   SIMPLE IRAS



The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.



If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.



    d.  ROTH IRAS



Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA

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should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN



Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.



In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.



3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")



Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.



A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:



    a.   after the employee reaches age 59 1/2;



    b.  upon the employee's separation from service;



    c.   upon the employee's death or disability;



    d. in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or



    e. as a qualified reservist distribution upon certain calls to active duty.



An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.



Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).



Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. ' 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with

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certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.



4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")



Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount ($16,500 for 2009). The Plan may provide for additional "catch-up" contributions. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).



Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a
Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).



5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS



Except under certain circumstances in the case of Roth IRAs or Roth accounts in Qualified plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.



For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.



In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.



6. PENALTY TAXES FOR QUALIFIED PLANS



Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.



    a.   PENALTY TAXES ON PREMATURE DISTRIBUTIONS



Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:



    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;



    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

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    (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;



    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);



    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);



    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or



    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.



In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:



    (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;



    (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or



    (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).



If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.



For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.



    b.  RMDS AND 50% PENALTY TAX



The RMD rules generally do not apply for the 2009 tax year. However, individuals who deferred 2008 RMDs until April 1, 2009, must still take an RMD by that date. Please consult with a qualified tax advisor or your Qualified Plan Administrator to determine how this change may affect you.



If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.



An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --



    (i)  the calendar year in which the individual attains age 70 1/2, or



    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.



The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --



    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or



    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.



If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.



If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.



The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.



The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

APP I-6

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In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.



7. TAX WITHHOLDING FOR QUALIFIED PLANS



Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."



Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.



Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.



8. ROLLOVER DISTRIBUTIONS



The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.



For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions) and certain other conditions to maintain the applicable tax qualification are satisfied (e.g., as described above for TSA exchanges after September 24, 2007). Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.



By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.



Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --



    a.   an RMD amount;



    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or



    c.   any distribution made upon hardship of the employee.



Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for

                                                                     APP I-7

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a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.



Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).



Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

                                                                    APP II-1

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APPENDIX II -- DEATH BENEFIT -- EXAMPLES

ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$117,403 + 25% ($100,000 - $8,000) = $140,403],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value minus an adjustment for any partial Surrenders. [$117,403 + 25% ($117,403 - $8,000) = $144,754].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders [$100,000 - $8,000 = $92,000], or

-   your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403
    - $8,000 = $109,403].

Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit cannot exceed $117,403.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Because the Asset Protection Death Benefit cannot exceed $117, 403, the amount of the Death Benefit is equal to your Contract Value of $117,403.

APP II-2

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EXAMPLE 2

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value is $140,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (See below)],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value adjusted for any partial Surrenders. [$120,000 + 25% ($83,571) = $140,893 (See below)].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857 (See below)], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571 (See below)].

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571].

So, your Asset Protection Death Benefit cannot exceed $120,000.

                                                                    APP II-3

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PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your adjusted total Premium Payments is $92,000.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth contract year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payments of $57,857.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

APP II-4

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MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Asset Protection Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($8,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($109,273),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals -$1,273, which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($117,403),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. YOUR ADJUSTED MAXIMUM ANNIVERSARY VALUE IS $109,403.

ASSET PROTECTION DEATH BENEFIT AMOUNT IS $117,403. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

MAV/EPB DEATH BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $17,403 or $6,961 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the four values compared.

                                                                    APP II-5

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EXAMPLE 2

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   Your Maximum Anniversary Value is $140,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the MAV/EPB Death Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals +$10,000, which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

APP II-6

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MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $124,364. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $109,403. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $92,000. (See Example 1 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the three values compared.

EXAMPLE 2

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $60,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $132,000. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $83,571. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $57,857. (See Example 2 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $132,000. This is the greatest of the three values compared.

                                                                   APP III-1

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APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

                                                                    APP IV-1

-------------------------------------------------------------------------------

APPENDIX IV -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. There are two tables below reflecting the Accumulation Unit Values for Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. The tables show only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. Tables showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits appear in the Statement of Additional Information, which you may obtain free of charge by contacting us.


HARTFORD LIFE INSURANCE COMPANY



                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.512         $1.510         $1.353         $1.297         $1.185
  Accumulation Unit Value at end of
   period                                 $0.719         $1.512         $1.510         $1.353         $1.297
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,520          3,345          4,073          4,598          4,627
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.436         $1.446         $1.307         $1.264         $1.179
  Accumulation Unit Value at end of
   period                                 $0.677         $1.436         $1.446         $1.307         $1.264
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 93             84             53             30             18
AIM V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.562         $1.414         $1.349         $1.257         $1.196
  Accumulation Unit Value at end of
   period                                 $0.886         $1.562         $1.414         $1.349         $1.257
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                735            869          1,027            586            610
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.483         $1.354         $1.303         $1.225         $1.194
  Accumulation Unit Value at end of
   period                                 $0.834         $1.483         $1.354         $1.303         $1.225
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                144            201             65              5              2
AIM V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.788         $9.552             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.113         $9.788             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.765         $9.541             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.057         $9.765             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.899         $1.171         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $1.185         $0.899         $1.171             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,441          2,870            458             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AIM V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.936         $1.255         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $1.196         $0.936         $1.255             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                654            413            126             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AIM V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-2

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.636        $11.852        $10.299         $9.631             --
  Accumulation Unit Value at end of
   period                                 $8.704        $12.636        $11.852        $10.299             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 97            109            129             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.335        $11.668        $10.226         $9.617             --
  Accumulation Unit Value at end of
   period                                 $8.425        $12.335        $11.668        $10.226             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5             10             16             --             --
AIM V.I. GOVERNMENT SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.169         $1.115         $1.092         $1.089         $1.077
  Accumulation Unit Value at end of
   period                                 $1.295         $1.169         $1.115         $1.092         $1.089
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,350          4,201          4,301          5,245          5,289
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.110         $1.068         $1.055         $1.061         $1.062
  Accumulation Unit Value at end of
   period                                 $1.219         $1.110         $1.068         $1.055         $1.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,113            528            429            623            304
AIM V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.370         $2.095         $1.657         $1.425         $1.165
  Accumulation Unit Value at end of
   period                                 $1.393         $2.370         $2.095         $1.657         $1.425
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                394            931            533            469            432
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.251         $2.007         $1.600         $1.388         $1.179
  Accumulation Unit Value at end of
   period                                 $1.312         $2.251         $2.007         $1.600         $1.388
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 92            100              4              5              2
AIM V.I. LARGE CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.073        $11.464        $10.759         $9.455             --
  Accumulation Unit Value at end of
   period                                 $7.955        $13.073        $11.464        $10.759             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 76            118            122              7             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.761        $11.286        $10.683         $9.441             --
  Accumulation Unit Value at end of
   period                                 $7.700        $12.761        $11.286        $10.683             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              1             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AIM V.I. GOVERNMENT SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.081         $1.000         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $1.077         $1.081         $1.000             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,523          5,845            295             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AIM V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.915         $1.101         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $1.165         $0.915         $1.101             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                158             99              4             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AIM V.I. LARGE CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                    APP IV-3

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.790         $1.657         $1.511         $1.424         $1.268
  Accumulation Unit Value at end of
   period                                 $1.262         $1.790         $1.657         $1.511         $1.424
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,065          2,674          3,335          3,233          3,385
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.700         $1.587         $1.459         $1.387         $1.268
  Accumulation Unit Value at end of
   period                                 $1.188         $1.700         $1.587         $1.459         $1.387
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                307            382            172            151             83
AIM V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.906        $14.371        $12.409        $11.640        $10.789
  Accumulation Unit Value at end of
   period                                $10.096        $14.906        $14.371        $12.409        $11.640
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39             50             50             33             21
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.382        $13.984        $12.178        $11.521        $11.051
  Accumulation Unit Value at end of
   period                                 $9.659        $14.382        $13.984        $12.178        $11.521
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             26             12              1             --
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.134        $13.451        $11.897        $11.054        $10.347
  Accumulation Unit Value at end of
   period                                 $9.824        $14.134        $13.451        $11.897        $11.054
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,524          1,836          1,892          2,005          2,100
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.634        $13.086        $11.673        $10.939        $10.393
  Accumulation Unit Value at end of
   period                                 $9.396        $13.634        $13.086        $11.673        $10.939
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 96             91             66             28              4
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.225         $1.218         $1.052         $0.994         $0.919
  Accumulation Unit Value at end of
   period                                 $0.767         $1.225         $1.218         $1.052         $0.994
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,186         10,681         11,630         12,080         12,554
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.162         $1.165         $1.014         $0.967         $0.917
  Accumulation Unit Value at end of
   period                                 $0.721         $1.162         $1.165         $1.014         $0.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                508            533            449            201            103

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.010         $1.152         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $1.268         $1.010         $1.152             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,172          1,695            151             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AIM V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.287             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.789             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.619         $9.975        $10.064         $9.776        $10.000
  Accumulation Unit Value at end of
   period                                $10.347         $8.619         $9.975        $10.064         $9.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,175          1,768            891            466            116
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.713         $0.940         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.919         $0.713         $0.940             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,833          8,300          1,258             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-4

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.295        $14.029        $13.298        $13.275        $12.734
  Accumulation Unit Value at end of
   period                                $12.778        $14.295        $14.029        $13.298        $13.275
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,427          1,680          1,771          1,940          2,075
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.011        $12.878        $12.311        $12.395        $12.075
  Accumulation Unit Value at end of
   period                                $11.532        $13.011        $12.878        $12.311        $12.395
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                155            145             61             27             12
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.992        $10.205        $10.027             --             --
  Accumulation Unit Value at end of
   period                                $11.217        $10.992        $10.205             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                115             71              5             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.877        $10.185        $10.020             --             --
  Accumulation Unit Value at end of
   period                                $11.005        $10.877        $10.185             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 68              4             --             --             --
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.129        $10.917         $9.990             --             --
  Accumulation Unit Value at end of
   period                                 $7.036        $12.129        $10.917             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                130            144             81             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.951        $10.848         $9.984             --             --
  Accumulation Unit Value at end of
   period                                 $6.874        $11.951        $10.848             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 38             30             --             --             --
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.985        $15.880        $13.373        $11.888        $10.623
  Accumulation Unit Value at end of
   period                                $10.926        $17.985        $15.880        $13.373        $11.888
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                699            810            944          1,017          1,138
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.213        $11.767         $9.993         $8.959         $8.186
  Accumulation Unit Value at end of
   period                                 $7.959        $13.213        $11.767         $9.993         $8.959
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 74             74              6              6              7

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.448        $11.158        $10.463        $10.106        $10.000
  Accumulation Unit Value at end of
   period                                $12.734        $11.448        $11.158        $10.463        $10.106
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,229          1,874          1,029            516            110
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.963         $9.461        $11.184        $13.980        $10.000
  Accumulation Unit Value at end of
   period                                $10.623         $7.963         $9.461        $11.184        $13.980
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,152          1,063            893            709            189
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                    APP IV-5

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $25.430        $21.238        $17.361        $14.045        $11.783
  Accumulation Unit Value at end of
   period                                $11.655        $25.430        $21.238        $17.361        $14.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                286            384            422            492            492
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.772        $14.969        $12.341        $10.069         $8.866
  Accumulation Unit Value at end of
   period                                 $8.076        $17.772        $14.969        $12.341        $10.069
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4             13              4              4              6
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.008        $14.449        $13.294        $11.603        $10.460
  Accumulation Unit Value at end of
   period                                 $8.844        $16.008        $14.449        $13.294        $11.603
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,114          4,754          5,334          5,696          5,973
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.536         $9.591         $8.900         $7.834         $7.295
  Accumulation Unit Value at end of
   period                                 $5.771        $10.536         $9.591         $8.900         $7.834
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                323            389            292            321            173
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.512        $14.010        $12.333        $11.817        $10.857
  Accumulation Unit Value at end of
   period                                 $8.894        $14.512        $14.010        $12.333        $11.817
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,047          4,751          5,418          5,877          6,373
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.881        $13.516        $11.999        $11.596        $10.965
  Accumulation Unit Value at end of
   period                                 $8.435        $13.881        $13.516        $11.999        $11.596
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                272            289            183            193             92
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.460        $16.442        $14.014        $11.697         $9.941
  Accumulation Unit Value at end of
   period                                $11.106        $19.460        $16.442        $14.014        $11.697
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,005          1,265          1,348          1,428          1,359
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.041        $11.965        $10.285         $8.657         $7.567
  Accumulation Unit Value at end of
   period                                 $7.945        $14.041        $11.965        $10.285         $8.657
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             21             22             45             24

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.783         $9.750        $11.346        $13.784        $10.000
  Accumulation Unit Value at end of
   period                                $11.783         $7.783         $9.750        $11.346        $13.784
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                507            465            361            300             50
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.753        $10.408        $12.896        $12.518        $10.000
  Accumulation Unit Value at end of
   period                                $10.460         $7.753        $10.408        $12.896        $12.518
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,147          5,332          4,449          3,157            787
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.314        $10.326        $10.210         $9.591        $10.000
  Accumulation Unit Value at end of
   period                                $10.857         $8.314        $10.326        $10.210         $9.591
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,731          6,126          4,938          3,293            954
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.476         $8.902        $11.269        $14.663        $10.000
  Accumulation Unit Value at end of
   period                                 $9.941         $7.476         $8.902        $11.269        $14.663
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,337          1,326          1,168            861            161
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-6

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $28.781        $22.076        $16.884        $14.181        $12.105
  Accumulation Unit Value at end of
   period                                $16.354        $28.781        $22.076        $16.884        $14.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                181            246            350            385            415
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $25.671        $19.858        $15.317        $12.975        $11.327
  Accumulation Unit Value at end of
   period                                $14.463        $25.671        $19.858        $15.317        $12.975
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              7              1              2             --
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.252        $10.868        $10.476         $9.408             --
  Accumulation Unit Value at end of
   period                                 $7.815        $12.252        $10.868        $10.476             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 52             17             12              9             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.960        $10.700        $10.402         $9.394             --
  Accumulation Unit Value at end of
   period                                 $7.564        $11.960        $10.700        $10.402             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             16             16             --             --
FRANKLIN GLOBAL REAL ESTATE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $22.193        $28.440        $23.917        $21.374        $16.445
  Accumulation Unit Value at end of
   period                                $12.607        $22.193        $28.440        $23.917        $21.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 56             98            115            136            164
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.154        $24.754        $20.995        $18.923        $15.177
  Accumulation Unit Value at end of
   period                                $10.788        $19.154        $24.754        $20.995        $18.923
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.111        $15.747        $13.505        $13.479        $12.006
  Accumulation Unit Value at end of
   period                                $11.176        $16.111        $15.747        $13.505        $13.479
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                685            852            786            761            669
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.361        $15.142        $13.097        $13.184        $11.987
  Accumulation Unit Value at end of
   period                                $10.565        $15.361        $15.142        $13.097        $13.184
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                209            245            232            119             33

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.820         $9.482        $10.037        $11.659        $10.000
  Accumulation Unit Value at end of
   period                                $12.105         $8.820         $9.482        $10.037        $11.659
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                295            247            208            176             71
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
FRANKLIN GLOBAL REAL ESTATE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.285        $12.205        $11.473         $8.842        $10.000
  Accumulation Unit Value at end of
   period                                $16.445        $12.285        $12.205        $11.473         $8.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                177            193             88             32              2
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.243         $9.952             --             --             --
  Accumulation Unit Value at end of
   period                                $12.006         $9.243             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                625             90             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                    APP IV-7

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.604        $12.032        $11.003        $11.041        $10.374
  Accumulation Unit Value at end of
   period                                 $8.137        $12.604        $12.032        $11.003        $11.041
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46             58             62             58             47
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.017        $11.570        $10.670        $10.799        $10.413
  Accumulation Unit Value at end of
   period                                 $7.692        $12.017        $11.570        $10.670        $10.799
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              9             12             22              8
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.618        $11.813        $10.310         $9.707             --
  Accumulation Unit Value at end of
   period                                 $7.427        $11.618        $11.813        $10.310             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 48              9              9              2             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.341        $11.630        $10.237         $9.693             --
  Accumulation Unit Value at end of
   period                                 $7.189        $11.341        $11.630        $10.237             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             20              5             --             --
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.969        $15.599        $13.507        $13.243        $12.099
  Accumulation Unit Value at end of
   period                                $10.761        $14.969        $15.599        $13.507        $13.243
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                243            279            325            258            194
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.387        $15.120        $13.204        $13.057        $12.165
  Accumulation Unit Value at end of
   period                                $10.254        $14.387        $15.120        $13.204        $13.057
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 74             83             69             52              6
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.252         $9.253             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.111         $9.252             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.230         $9.242             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.045         $9.230             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16              1             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.287        $10.018             --             --             --
  Accumulation Unit Value at end of
   period                                $10.374         $8.287             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26              7             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.941             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.099             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 75             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-8

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.872        $13.557        $12.649        $12.241        $11.136
  Accumulation Unit Value at end of
   period                                 $8.433        $14.872        $13.557        $12.649        $12.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                574            664            777            834            948
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.146         $7.490         $7.048         $6.879         $6.513
  Accumulation Unit Value at end of
   period                                 $4.580         $8.146         $7.490         $7.048         $6.879
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46             47             68             62             39
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.302        $15.566        $14.548        $14.502        $13.368
  Accumulation Unit Value at end of
   period                                $14.302        $16.302        $15.566        $14.548        $14.502
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                488            593            607            584            570
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.789        $14.242        $13.424        $13.496        $12.668
  Accumulation Unit Value at end of
   period                                $12.865        $14.789        $14.242        $13.424        $13.496
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                124            102             37             16              6
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.170         $1.131         $1.095         $1.080         $1.085
  Accumulation Unit Value at end of
   period                                 $1.178         $1.170         $1.131         $1.095         $1.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,155         11,023          7,115          6,857          7,149
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.049         $1.023         $0.999         $0.993         $1.005
  Accumulation Unit Value at end of
   period                                 $1.048         $1.049         $1.023         $0.999         $0.993
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,415          2,490            258            136             71
MFS(R) CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.433         $9.519         $8.483         $8.460         $7.628
  Accumulation Unit Value at end of
   period                                 $6.260        $10.433         $9.519         $8.483         $8.460
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                295            351            440            544            602
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.459         $6.863         $6.168         $6.204         $5.790
  Accumulation Unit Value at end of
   period                                 $4.437         $7.459         $6.863         $6.168         $6.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              1              1              1

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.228        $11.700        $14.001        $16.658        $10.000
  Accumulation Unit Value at end of
   period                                $11.136         $8.228        $11.700        $14.001        $16.658
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                985            844            639            511             76
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.264        $10.866        $10.544        $10.189        $10.000
  Accumulation Unit Value at end of
   period                                $13.368        $11.264        $10.866        $10.544        $10.189
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                555            336            193             92             15
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.092         $1.091         $1.065         $1.018        $10.000
  Accumulation Unit Value at end of
   period                                 $1.085         $1.092         $1.091         $1.065         $1.018
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,868         15,351         12,341          4,760          1,444
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MFS(R) CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.073         $8.759        $11.608        $12.219        $10.000
  Accumulation Unit Value at end of
   period                                 $7.628         $6.073         $8.759        $11.608        $12.219
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                704            824            939            773            178
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                    APP VI-9

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
MFS(R) GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.909        $15.704        $12.801        $12.056        $10.336
  Accumulation Unit Value at end of
   period                                $11.043        $16.909        $15.704        $12.801        $12.056
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 45             61             73             76             79
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.462        $13.545        $11.136        $10.577         $9.297
  Accumulation Unit Value at end of
   period                                 $9.364        $14.462        $13.545        $11.136        $10.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              3              3              3              3
MFS(R) GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.255         $8.582         $8.067         $7.492         $6.726
  Accumulation Unit Value at end of
   period                                 $6.328        $10.255         $8.582         $8.067         $7.492
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                343            434            537            662            741
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.451         $5.445         $5.161         $4.834         $4.510
  Accumulation Unit Value at end of
   period                                 $3.947         $6.451         $5.445         $5.161         $4.834
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             19              8              7              9
MFS(R) HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.973        $12.927        $11.878        $11.791        $10.955
  Accumulation Unit Value at end of
   period                                 $9.148        $12.973        $12.927        $11.878        $11.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                315            404            414            439            538
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.379        $12.441        $11.528        $11.542        $10.903
  Accumulation Unit Value at end of
   period                                 $8.655        $12.379        $12.441        $11.528        $11.542
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              8              7              5              4
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.317         $8.485         $7.998         $7.763         $7.210
  Accumulation Unit Value at end of
   period                                 $5.800         $9.317         $8.485         $7.998         $7.763
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                474            578            690            801            923
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.903         $6.340         $6.028         $5.900         $5.650
  Accumulation Unit Value at end of
   period                                 $4.261         $6.903         $6.340         $6.028         $5.900
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              9              8              8

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
MFS(R) GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.199         $9.437        $10.628        $11.600        $10.000
  Accumulation Unit Value at end of
   period                                $10.336         $8.199         $9.437        $10.628        $11.600
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 68             78             63             54              5
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MFS(R) GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.237         $8.018        $12.226        $15.422        $10.000
  Accumulation Unit Value at end of
   period                                 $6.726         $5.237         $8.018        $12.226        $15.422
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                880            991          1,242          1,033            227
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MFS(R) HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.418         $9.312         $9.251        $10.053        $10.000
  Accumulation Unit Value at end of
   period                                $10.955         $9.418         $9.312         $9.251        $10.053
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                625            382            308            180             71
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.943         $8.317        $11.119        $12.016        $10.000
  Accumulation Unit Value at end of
   period                                 $7.210         $5.943         $8.317        $11.119        $12.016
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                967            999          1,129            781            197
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-10

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.748         $9.882         $8.869         $8.381         $7.632
  Accumulation Unit Value at end of
   period                                 $7.093        $10.748         $9.882         $8.869         $8.381
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                431            563            640            761            862
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.039         $9.308         $8.425         $8.029         $7.456
  Accumulation Unit Value at end of
   period                                 $6.568        $10.039         $9.308         $8.425         $8.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             16              9             13              7
MFS(R) MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.599         $6.093         $6.026         $5.927         $5.246
  Accumulation Unit Value at end of
   period                                 $3.152         $6.599         $6.093         $6.026         $5.927
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                458            552            672            784            897
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.737         $6.274         $6.257         $6.207         $5.808
  Accumulation Unit Value at end of
   period                                 $3.190         $6.737         $6.274         $6.257         $6.207
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              8              7              4              7
MFS(R) NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.192        $14.038        $12.575        $12.116        $11.535
  Accumulation Unit Value at end of
   period                                 $8.490        $14.192        $14.038        $12.575        $12.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                200            246            270            308            317
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.865         $8.844         $7.989         $7.764         $7.873
  Accumulation Unit Value at end of
   period                                 $5.258         $8.865         $8.844         $7.989         $7.764
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             18             43             35             41
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.581        $10.297        $10.036         $9.982             --
  Accumulation Unit Value at end of
   period                                $10.187        $10.581        $10.297        $10.036             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 49             30             11              4             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.331        $10.140         $9.967         $9.969             --
  Accumulation Unit Value at end of
   period                                 $9.863        $10.331        $10.140         $9.967             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             16              5             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.336         $8.130         $9.810         $9.963        $10.000
  Accumulation Unit Value at end of
   period                                 $7.632         $6.336         $8.130         $9.810         $9.963
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                919            921            960            711            274
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MFS(R) MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $3.883         $6.932         $8.527        $10.000             --
  Accumulation Unit Value at end of
   period                                 $5.246         $3.883         $6.932         $8.527             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                881            705            465             98             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MFS(R) NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.748        $12.976        $13.856        $14.336        $10.000
  Accumulation Unit Value at end of
   period                                $11.535         $8.748        $12.976        $13.856        $14.336
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                397            369            330            242             55
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                   APP VI-11

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.505        $14.835        $11.981        $10.019             --
  Accumulation Unit Value at end of
   period                                 $9.375        $16.505        $14.835        $11.981             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             18             11              1             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.134        $14.625        $11.913        $10.018             --
  Accumulation Unit Value at end of
   period                                 $9.087        $16.134        $14.625        $11.913             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              2             --             --             --
MFS(R) RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.906        $11.561        $10.613         $9.472             --
  Accumulation Unit Value at end of
   period                                 $8.134        $12.906        $11.561        $10.613             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              2              1             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.599        $11.382        $10.537         $9.458             --
  Accumulation Unit Value at end of
   period                                 $7.873        $12.599        $11.382        $10.537             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1             --              6             --
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.851        $14.451        $13.097        $12.918        $11.768
  Accumulation Unit Value at end of
   period                                $11.403        $14.851        $14.451        $13.097        $12.918
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,076          1,349          1,601          1,809          1,883
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.278        $13.031        $11.911        $11.848        $11.026
  Accumulation Unit Value at end of
   period                                $10.109        $13.278        $13.031        $11.911        $11.848
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 76             85            100            107            112
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.537        $17.421        $14.620        $13.900        $12.238
  Accumulation Unit Value at end of
   period                                $12.323        $18.537        $17.421        $14.620        $13.900
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 67             80             79             70             37
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.816        $16.886        $14.292        $13.704        $12.293
  Accumulation Unit Value at end of
   period                                $11.743        $17.816        $16.886        $14.292        $13.704
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              9             10             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MFS(R) RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.259        $10.971        $11.098         $9.700        $10.000
  Accumulation Unit Value at end of
   period                                $11.768        $10.259        $10.971        $11.098         $9.700
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,982          1,739          1,069            376             53
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.988             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.238             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-12

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
MUTUAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $22.168        $20.099        $16.563        $14.484        $12.427
  Accumulation Unit Value at end of
   period                                $15.639        $22.168        $20.099        $16.563        $14.484
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                178            183            135             85             45
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.305        $19.482        $16.192        $14.280        $12.511
  Accumulation Unit Value at end of
   period                                $14.903        $21.305        $19.482        $16.192        $14.280
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 41             51             42             18             --
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.874        $17.516        $15.005        $13.764        $12.393
  Accumulation Unit Value at end of
   period                                $11.084        $17.874        $17.516        $15.005        $13.764
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,027          1,233          1,368          1,391          1,444
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.196        $16.007        $13.829        $12.794        $11.736
  Accumulation Unit Value at end of
   period                                 $9.959        $16.196        $16.007        $13.829        $12.794
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                115            118            140            106             66
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $26.203        $20.585        $16.254        $12.902        $10.481
  Accumulation Unit Value at end of
   period                                $12.242        $26.203        $20.585        $16.254        $12.902
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 98            132            165            181            133
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $29.794        $23.606        $18.798        $15.048        $12.685
  Accumulation Unit Value at end of
   period                                $13.802        $29.794        $23.606        $18.798        $15.048
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              8             --             --             --
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.842        $13.915        $11.619        $10.695         $9.151
  Accumulation Unit Value at end of
   period                                 $9.314        $15.842        $13.915        $11.619        $10.695
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                306            405            470            482            514
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.330        $12.694        $10.690         $9.924         $8.743
  Accumulation Unit Value at end of
   period                                 $8.353        $14.330        $12.694        $10.690         $9.924
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             20             23             52             20

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
MUTUAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.026             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.427             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.042        $11.547        $10.940         $9.796        $10.000
  Accumulation Unit Value at end of
   period                                $12.393        $10.042        $11.547        $10.940         $9.796
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,427          1,271            727            225             57
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.913         $7.008         $7.732        $11.490        $10.000
  Accumulation Unit Value at end of
   period                                $10.481         $6.913         $7.008         $7.732        $11.490
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                107             91             67             55             21
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.019         $8.740        $10.551        $10.960        $10.000
  Accumulation Unit Value at end of
   period                                 $9.151         $7.019         $8.740        $10.551        $10.960
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                521            416            288            215             48
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                   APP VI-13

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.634        $16.255        $13.611        $13.329        $11.681
  Accumulation Unit Value at end of
   period                                $13.025        $17.634        $16.255        $13.611        $13.329
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 62             84            107            115            123
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.724        $14.618        $12.345        $12.192        $10.958
  Accumulation Unit Value at end of
   period                                $11.515        $15.724        $14.618        $12.345        $12.192
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.124        $15.977        $13.301        $12.390        $10.830
  Accumulation Unit Value at end of
   period                                 $9.170        $16.124        $15.977        $13.301        $12.390
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                361            426            450            499            448
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.038        $15.028        $12.618        $11.854        $10.654
  Accumulation Unit Value at end of
   period                                 $8.480        $15.038        $15.028        $12.618        $11.854
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 77             93            144            114             12

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
TEMPLETON GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.977         $9.521        $10.722        $10.869        $10.000
  Accumulation Unit Value at end of
   period                                $11.681         $8.977         $9.521        $10.722        $10.869
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                117            130            143            112             10
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.311        $10.340        $10.626        $10.619        $10.000
  Accumulation Unit Value at end of
   period                                $10.830         $8.311        $10.340        $10.626        $10.619
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                387            376            266            223             76
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning    $1.512         $1.510         $1.353         $1.297         $1.185
   of period
  Accumulation Unit Value at end of       $0.719         $1.512         $1.510         $1.353         $1.297
   period
  Number of Accumulation Units             6,397          8,204          9,866         11,788         13,398
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning    $1.436         $1.446         $1.307         $1.264         $1.179
   of period
  Accumulation Unit Value at end of       $0.677         $1.436         $1.446         $1.307         $1.264
   period
  Number of Accumulation Units               802            955          1,490          1,665          2,112
   outstanding at end of period (in
   thousands)
AIM V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning    $1.562         $1.414         $1.349         $1.257         $1.196
   of period
  Accumulation Unit Value at end of       $0.886         $1.562         $1.414         $1.349         $1.257
   period
  Number of Accumulation Units             2,888          3,625          4,677          1,995          2,328
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning    $1.483         $1.354         $1.303         $1.225         $1.194
   of period
  Accumulation Unit Value at end of       $0.834         $1.483         $1.354         $1.303         $1.225
   period
  Number of Accumulation Units               234            370            504            195            178
   outstanding at end of period (in
   thousands)

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning    $0.899         $1.171         $1.000             --             --
   of period
  Accumulation Unit Value at end of       $1.185         $0.899         $1.171             --             --
   period
  Number of Accumulation Units            13,333         10,246          1,472             --             --
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning        --             --             --             --             --
   of period
  Accumulation Unit Value at end of           --             --             --             --             --
   period
  Number of Accumulation Units                --             --             --             --             --
   outstanding at end of period (in
   thousands)
AIM V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning    $0.936         $1.255         $1.000             --             --
   of period
  Accumulation Unit Value at end of       $1.196         $0.936         $1.255             --             --
   period
  Number of Accumulation Units             2,795          1,765            534             --             --
   outstanding at end of period (in
   thousands)
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning        --             --             --             --             --
   of period
  Accumulation Unit Value at end of           --             --             --             --             --
   period
  Number of Accumulation Units                --             --             --             --             --
   outstanding at end of period (in
   thousands)

APP IV-14

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.788         $9.552             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.113         $9.788             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.765         $9.541             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.057         $9.765             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AIM V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.636        $11.852        $10.299         $9.631             --
  Accumulation Unit Value at end of
   period                                 $8.704        $12.636        $11.852        $10.299             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                379            457            548              1             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.335        $11.668        $10.226         $9.617             --
  Accumulation Unit Value at end of
   period                                 $8.425        $12.335        $11.668        $10.226             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 41             54             84              6             --
AIM V.I. GOVERNMENT SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.169         $1.115         $1.092         $1.089         $1.077
  Accumulation Unit Value at end of
   period                                 $1.295         $1.169         $1.115         $1.092         $1.089
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             19,831         13,222         13,777         15,479         16,791
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.110         $1.068         $1.055         $1.061         $1.062
  Accumulation Unit Value at end of
   period                                 $1.219         $1.110         $1.068         $1.055         $1.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,818          2,146          1,757          2,147          1,892
AIM V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.370         $2.095         $1.657         $1.425         $1.165
  Accumulation Unit Value at end of
   period                                 $1.393         $2.370         $2.095         $1.657         $1.425
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,245          1,678          1,618          1,570            885
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.251         $2.007         $1.600         $1.388         $1.179
  Accumulation Unit Value at end of
   period                                 $1.312         $2.251         $2.007         $1.600         $1.388
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                366            430             96             91            120

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AIM V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AIM V.I. GOVERNMENT SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.081         $1.000         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $1.077         $1.081         $1.000             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             21,751         25,438          1,453             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AIM V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.915         $1.101         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $1.165         $0.915         $1.101             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                446            329             69             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                   APP IV-15

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
AIM V.I. LARGE CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.073        $11.464        $10.759         $9.455             --
  Accumulation Unit Value at end of
   period                                 $7.955        $13.073        $11.464        $10.759             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                176            238            294              2             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.761        $11.286        $10.683         $9.441             --
  Accumulation Unit Value at end of
   period                                 $7.700        $12.761        $11.286        $10.683             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             31             39             --             --
AIM V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.790         $1.657         $1.511         $1.424         $1.268
  Accumulation Unit Value at end of
   period                                 $1.262         $1.790         $1.657         $1.511         $1.424
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,521          9,208         10,011         11,670         11,964
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.700         $1.587         $1.459         $1.387         $1.268
  Accumulation Unit Value at end of
   period                                 $1.188         $1.700         $1.587         $1.459         $1.387
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,262          1,272          1,731          2,108          2,010
AIM V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.906        $14.371        $12.409        $11.640        $10.789
  Accumulation Unit Value at end of
   period                                $10.096        $14.906        $14.371        $12.409        $11.640
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                171            105            104             69             68
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.382        $13.984        $12.178        $11.521        $11.051
  Accumulation Unit Value at end of
   period                                 $9.659        $14.382        $13.984        $12.178        $11.521
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 63             50             33             18              5
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.134        $13.451        $11.897        $11.054        $10.347
  Accumulation Unit Value at end of
   period                                 $9.824        $14.134        $13.451        $11.897        $11.054
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,310         10,498         11,161         11,995         12,637
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.634        $13.086        $11.673        $10.939        $10.393
  Accumulation Unit Value at end of
   period                                 $9.396        $13.634        $13.086        $11.673        $10.939
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                717            927            881            893            878

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
AIM V.I. LARGE CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AIM V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.010         $1.152         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $1.268         $1.010         $1.152             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,928          6,227            477             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AIM V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.287             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.789             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.619         $9.975        $10.064         $9.776        $10.000
  Accumulation Unit Value at end of
   period                                $10.347         $8.619         $9.975        $10.064         $9.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,735         10,608          5,605          2,838            876
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-16

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.225         $1.218         $1.052         $0.994         $0.919
  Accumulation Unit Value at end of
   period                                 $0.767         $1.225         $1.218         $1.052         $0.994
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             68,084         81,037         89,462         98,245        102,855
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.162         $1.165         $1.014         $0.967         $0.917
  Accumulation Unit Value at end of
   period                                 $0.721         $1.162         $1.165         $1.014         $0.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,113          8,066          9,019         10,628         11,141
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.295        $14.029        $13.298        $13.275        $12.734
  Accumulation Unit Value at end of
   period                                $12.778        $14.295        $14.029        $13.298        $13.275
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,729          5,919          6,334          6,532          7,294
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.011        $12.878        $12.311        $12.395        $12.075
  Accumulation Unit Value at end of
   period                                $11.532        $13.011        $12.878        $12.311        $12.395
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                586            652            586            544            536
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.992        $10.205        $10.027             --             --
  Accumulation Unit Value at end of
   period                                $11.217        $10.992        $10.205             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                699            197             20             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.877        $10.185        $10.020             --             --
  Accumulation Unit Value at end of
   period                                $11.005        $10.877        $10.185             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                124             37              1             --             --
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.129        $10.917         $9.990             --             --
  Accumulation Unit Value at end of
   period                                 $7.036        $12.129        $10.917             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                992          1,029            759             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.951        $10.848         $9.984             --             --
  Accumulation Unit Value at end of
   period                                 $6.874        $11.951        $10.848             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                221            218             94             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.713         $0.940         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.919         $0.713         $0.940             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            100,920         74,286         14,848             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.448        $11.158        $10.463        $10.106        $10.000
  Accumulation Unit Value at end of
   period                                $12.734        $11.448        $11.158        $10.463        $10.106
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,042          7,210          3,759          1,319            261
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                   APP IV-17

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.985        $15.880        $13.373        $11.888        $10.623
  Accumulation Unit Value at end of
   period                                $10.926        $17.985        $15.880        $13.373        $11.888
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,164          3,999          4,646          4,933          5,225
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.213        $11.767         $9.993         $8.959         $8.186
  Accumulation Unit Value at end of
   period                                 $7.959        $13.213        $11.767         $9.993         $8.959
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                192            234            326            410            414
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $25.430        $21.238        $17.361        $14.045        $11.783
  Accumulation Unit Value at end of
   period                                $11.655        $25.430        $21.238        $17.361        $14.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,330          1,669          1,957          2,147          2,302
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.772        $14.969        $12.341        $10.069         $8.866
  Accumulation Unit Value at end of
   period                                 $8.076        $17.772        $14.969        $12.341        $10.069
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                100            151            164            214            206
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.008        $14.449        $13.294        $11.603        $10.460
  Accumulation Unit Value at end of
   period                                 $8.844        $16.008        $14.449        $13.294        $11.603
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,911         18,009         20,920         22,833         24,942
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.536         $9.591         $8.900         $7.834         $7.295
  Accumulation Unit Value at end of
   period                                 $5.771        $10.536         $9.591         $8.900         $7.834
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,009          2,339          2,534          2,744          2,673
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.512        $14.010        $12.333        $11.817        $10.857
  Accumulation Unit Value at end of
   period                                 $8.894        $14.512        $14.010        $12.333        $11.817
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             20,071         24,659         28,171         31,215         34,168
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.881        $13.516        $11.999        $11.596        $10.965
  Accumulation Unit Value at end of
   period                                 $8.435        $13.881        $13.516        $11.999        $11.596
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,404          1,613          1,688          1,782          1,818

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.963         $9.461        $11.184        $13.980        $10.000
  Accumulation Unit Value at end of
   period                                $10.623         $7.963         $9.461        $11.184        $13.980
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,495          5,238          4,519          3,122            643
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.783         $9.750        $11.346        $13.784        $10.000
  Accumulation Unit Value at end of
   period                                $11.783         $7.783         $9.750        $11.346        $13.784
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,491          2,381          2,124          1,650            406
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.753        $10.408        $12.896        $12.518        $10.000
  Accumulation Unit Value at end of
   period                                $10.460         $7.753        $10.408        $12.896        $12.518
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             26,276         24,103         19,033         11,140          3,037
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.314        $10.326        $10.210         $9.591        $10.000
  Accumulation Unit Value at end of
   period                                $10.857         $8.314        $10.326        $10.210         $9.591
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             35,833         33,195         24,729         13,461          3,468
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-18

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.460        $16.442        $14.014        $11.697         $9.941
  Accumulation Unit Value at end of
   period                                $11.106        $19.460        $16.442        $14.014        $11.697
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,202          4,988          5,874          6,360          6,881
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.041        $11.965        $10.285         $8.657         $7.567
  Accumulation Unit Value at end of
   period                                 $7.945        $14.041        $11.965        $10.285         $8.657
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                339            377            382            451            470
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $28.781        $22.076        $16.884        $14.181        $12.105
  Accumulation Unit Value at end of
   period                                $16.354        $28.781        $22.076        $16.884        $14.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,089          1,336          1,408          1,438          1,415
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $25.671        $19.858        $15.317        $12.975        $11.327
  Accumulation Unit Value at end of
   period                                $14.463        $25.671        $19.858        $15.317        $12.975
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 81            101             79            106             85
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.252        $10.868        $10.476         $9.408             --
  Accumulation Unit Value at end of
   period                                 $7.815        $12.252        $10.868        $10.476             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 73             85             42             28             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.960        $10.700        $10.402         $9.394             --
  Accumulation Unit Value at end of
   period                                 $7.564        $11.960        $10.700        $10.402             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 50             61             38             15             --
FRANKLIN GLOBAL REAL ESTATE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $22.193        $28.440        $23.917        $21.374        $16.445
  Accumulation Unit Value at end of
   period                                $12.607        $22.193        $28.440        $23.917        $21.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                263            332            458            571            711
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.154        $24.754        $20.995        $18.923        $15.177
  Accumulation Unit Value at end of
   period                                $10.788        $19.154        $24.754        $20.995        $18.923
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              5              4              6              9

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.476         $8.902        $11.269        $14.663        $10.000
  Accumulation Unit Value at end of
   period                                 $9.941         $7.476         $8.902        $11.269        $14.663
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,974          6,758          5,783          4,002            764
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.820         $9.482        $10.037        $11.659        $10.000
  Accumulation Unit Value at end of
   period                                $12.105         $8.820         $9.482        $10.037        $11.659
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,492          1,491          1,349          1,103            318
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
FRANKLIN GLOBAL REAL ESTATE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.285        $12.205        $11.473         $8.842        $10.000
  Accumulation Unit Value at end of
   period                                $16.445        $12.285        $12.205        $11.473         $8.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                776            838            568            235             36
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                   APP IV-19

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.111        $15.747        $13.505        $13.479        $12.006
  Accumulation Unit Value at end of
   period                                $11.176        $16.111        $15.747        $13.505        $13.479
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,913          2,190          2,116          1,953          1,678
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.361        $15.142        $13.097        $13.184        $11.987
  Accumulation Unit Value at end of
   period                                $10.565        $15.361        $15.142        $13.097        $13.184
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                732            936            843            638            456
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.604        $12.032        $11.003        $11.041        $10.374
  Accumulation Unit Value at end of
   period                                 $8.137        $12.604        $12.032        $11.003        $11.041
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                240            255            329            267            196
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.017        $11.570        $10.670        $10.799        $10.413
  Accumulation Unit Value at end of
   period                                 $7.692        $12.017        $11.570        $10.670        $10.799
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             29             34             36             21
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.618        $11.813        $10.310         $9.707             --
  Accumulation Unit Value at end of
   period                                 $7.427        $11.618        $11.813        $10.310             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             22             30             21             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.341        $11.630        $10.237         $9.693             --
  Accumulation Unit Value at end of
   period                                 $7.189        $11.341        $11.630        $10.237             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6             11             13              4             --
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.969        $15.599        $13.507        $13.243        $12.099
  Accumulation Unit Value at end of
   period                                $10.761        $14.969        $15.599        $13.507        $13.243
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                639            834            958            862            652
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.387        $15.120        $13.204        $13.057        $12.165
  Accumulation Unit Value at end of
   period                                $10.254        $14.387        $15.120        $13.204        $13.057
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                269            331            313            236            109

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.243         $9.952             --             --             --
  Accumulation Unit Value at end of
   period                                $12.006         $9.243             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,206            327             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.287        $10.018             --             --             --
  Accumulation Unit Value at end of
   period                                $10.374         $8.287             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 90             40             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.941             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.099             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                225             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-20

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.252         $9.253             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.111         $9.252             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 52             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.230         $9.242             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.045         $9.230             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 44             --             --             --             --
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.872        $13.557        $12.649        $12.241        $11.136
  Accumulation Unit Value at end of
   period                                 $8.433        $14.872        $13.557        $12.649        $12.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,687          1,963          2,338          2,611          2,959
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.146         $7.490         $7.048         $6.879         $6.513
  Accumulation Unit Value at end of
   period                                 $4.580         $8.146         $7.490         $7.048         $6.879
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                305            302            295            318            348
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.302        $15.566        $14.548        $14.502        $13.368
  Accumulation Unit Value at end of
   period                                $14.302        $16.302        $15.566        $14.548        $14.502
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,525          1,817          1,986          2,046          2,017
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.789        $14.242        $13.424        $13.496        $12.668
  Accumulation Unit Value at end of
   period                                $12.865        $14.789        $14.242        $13.424        $13.496
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                234            208            191            178            154
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.170         $1.131         $1.095         $1.080         $1.085
  Accumulation Unit Value at end of
   period                                 $1.178         $1.170         $1.131         $1.095         $1.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             48,788         23,876         20,955         15,198         15,206
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.049         $1.023         $0.999         $0.993         $1.005
  Accumulation Unit Value at end of
   period                                 $1.048         $1.049         $1.023         $0.999         $0.993
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,940          8,537          3,741          2,420          2,171

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.228        $11.700        $14.001        $16.658        $10.000
  Accumulation Unit Value at end of
   period                                $11.136         $8.228        $11.700        $14.001        $16.658
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,190          2,749          2,142          1,197            127
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.264        $10.866        $10.544        $10.189        $10.000
  Accumulation Unit Value at end of
   period                                $13.368        $11.264        $10.866        $10.544        $10.189
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,104          1,732          1,008            352             44
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.092         $1.091         $1.065         $1.018        $10.000
  Accumulation Unit Value at end of
   period                                 $1.085         $1.092         $1.091         $1.065         $1.018
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             24,287         36,632         20,142          7,609          1,637
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                   APP IV-21

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
MFS(R) CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.433         $9.519         $8.483         $8.460         $7.628
  Accumulation Unit Value at end of
   period                                 $6.260        $10.433         $9.519         $8.483         $8.460
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                954          1,197          1,465          1,751          2,134
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.459         $6.863         $6.168         $6.204         $5.790
  Accumulation Unit Value at end of
   period                                 $4.437         $7.459         $6.863         $6.168         $6.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             24             37             48             51
MFS(R) GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.909        $15.704        $12.801        $12.056        $10.336
  Accumulation Unit Value at end of
   period                                $11.043        $16.909        $15.704        $12.801        $12.056
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                134            181            224            220            253
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.462        $13.545        $11.136        $10.577         $9.297
  Accumulation Unit Value at end of
   period                                 $9.364        $14.462        $13.545        $11.136        $10.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              7              5              9              9
MFS(R) GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.255         $8.582         $8.067         $7.492         $6.726
  Accumulation Unit Value at end of
   period                                 $6.328        $10.255         $8.582         $8.067         $7.492
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,022          1,270          1,408          1,684          1,993
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.451         $5.445         $5.161         $4.834         $4.510
  Accumulation Unit Value at end of
   period                                 $3.947         $6.451         $5.445         $5.161         $4.834
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 79             98             99             70             60
MFS(R) HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.973        $12.927        $11.878        $11.791        $10.955
  Accumulation Unit Value at end of
   period                                 $9.148        $12.973        $12.927        $11.878        $11.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                663            863          1,056          1,157          1,461
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.379        $12.441        $11.528        $11.542        $10.903
  Accumulation Unit Value at end of
   period                                 $8.655        $12.379        $12.441        $11.528        $11.542
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                104            122            177            244            271

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
MFS(R) CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.073         $8.759        $11.608        $12.219        $10.000
  Accumulation Unit Value at end of
   period                                 $7.628         $6.073         $8.759        $11.608        $12.219
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,544          2,809          3,207          2,072            316
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MFS(R) GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.199         $9.437        $10.628        $11.600        $10.000
  Accumulation Unit Value at end of
   period                                $10.336         $8.199         $9.437        $10.628        $11.600
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                189            172            183            113             15
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MFS(R) GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.237         $8.018        $12.226        $15.422        $10.000
  Accumulation Unit Value at end of
   period                                 $6.726         $5.237         $8.018        $12.226        $15.422
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,446          2,711          3,191          2,526            510
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MFS(R) HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.418         $9.312         $9.251        $10.053        $10.000
  Accumulation Unit Value at end of
   period                                $10.955         $9.418         $9.312         $9.251        $10.053
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,759          1,352          1,107            519            127
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-22

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.317         $8.485         $7.998         $7.763         $7.210
  Accumulation Unit Value at end of
   period                                 $5.800         $9.317         $8.485         $7.998         $7.763
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,634          2,148          2,500          3,131          3,541
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.903         $6.340         $6.028         $5.900         $5.650
  Accumulation Unit Value at end of
   period                                 $4.261         $6.903         $6.340         $6.028         $5.900
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 48             51             80            128            117
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.748         $9.882         $8.869         $8.381         $7.632
  Accumulation Unit Value at end of
   period                                 $7.093        $10.748         $9.882         $8.869         $8.381
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,960          2,390          2,830          3,356          3,750
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.039         $9.308         $8.425         $8.029         $7.456
  Accumulation Unit Value at end of
   period                                 $6.568        $10.039         $9.308         $8.425         $8.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                113             97             73             96             74
MFS(R) MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.599         $6.093         $6.026         $5.927         $5.246
  Accumulation Unit Value at end of
   period                                 $3.152         $6.599         $6.093         $6.026         $5.927
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,508          1,678          1,953          2,274          2,618
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.737         $6.274         $6.257         $6.207         $5.808
  Accumulation Unit Value at end of
   period                                 $3.190         $6.737         $6.274         $6.257         $6.207
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                154            169            206            223            246
MFS(R) NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.192        $14.038        $12.575        $12.116        $11.535
  Accumulation Unit Value at end of
   period                                 $8.490        $14.192        $14.038        $12.575        $12.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                515            625            771            859            991
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.865         $8.844         $7.989         $7.764         $7.873
  Accumulation Unit Value at end of
   period                                 $5.258         $8.865         $8.844         $7.989         $7.764
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 79             68             81             91            115

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.943         $8.317        $11.119        $12.016        $10.000
  Accumulation Unit Value at end of
   period                                 $7.210         $5.943         $8.317        $11.119        $12.016
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,977          3,992          3,895          2,481            604
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.336         $8.130         $9.810         $9.963        $10.000
  Accumulation Unit Value at end of
   period                                 $7.632         $6.336         $8.130         $9.810         $9.963
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,256          4,452          4,736          2,819            635
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MFS(R) MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $3.883         $6.932         $8.527        $10.000             --
  Accumulation Unit Value at end of
   period                                 $5.246         $3.883         $6.932         $8.527             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,863          2,746          1,392            166             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MFS(R) NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.748        $12.976        $13.856        $14.336        $10.000
  Accumulation Unit Value at end of
   period                                $11.535         $8.748        $12.976        $13.856        $14.336
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,083          1,061            929            619             76
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                   APP IV-23

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.581        $10.297        $10.036         $9.982             --
  Accumulation Unit Value at end of
   period                                $10.187        $10.581        $10.297        $10.036             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                171            106             66             55             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.331        $10.140         $9.967         $9.969             --
  Accumulation Unit Value at end of
   period                                 $9.863        $10.331        $10.140         $9.967             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 64             40             21             12             --
MFS(R) RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.505        $14.835        $11.981        $10.019             --
  Accumulation Unit Value at end of
   period                                 $9.375        $16.505        $14.835        $11.981             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 54             51             39             22             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.134        $14.625        $11.913        $10.018             --
  Accumulation Unit Value at end of
   period                                 $9.087        $16.134        $14.625        $11.913             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             12             --             --             --
MFS(R) RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.906        $11.561        $10.613         $9.472             --
  Accumulation Unit Value at end of
   period                                 $8.134        $12.906        $11.561        $10.613             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             22             11              4             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.599        $11.382        $10.537         $9.458             --
  Accumulation Unit Value at end of
   period                                 $7.873        $12.599        $11.382        $10.537             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             10              9              1             --
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.851        $14.451        $13.097        $12.918        $11.768
  Accumulation Unit Value at end of
   period                                $11.403        $14.851        $14.451        $13.097        $12.918
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,761          4,707          5,282          6,024          6,511
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.278        $13.031        $11.911        $11.848        $11.026
  Accumulation Unit Value at end of
   period                                $10.109        $13.278        $13.031        $11.911        $11.848
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                327            394            448            497            494

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MFS(R) RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MFS(R) RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.259        $10.971        $11.098         $9.700        $10.000
  Accumulation Unit Value at end of
   period                                $11.768        $10.259        $10.971        $11.098         $9.700
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,900          6,230          3,467          1,057            194
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-24

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.537        $17.421        $14.620        $13.900        $12.238
  Accumulation Unit Value at end of
   period                                $12.323        $18.537        $17.421        $14.620        $13.900
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                263            291            289            203            138
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.816        $16.886        $14.292        $13.704        $12.293
  Accumulation Unit Value at end of
   period                                $11.743        $17.816        $16.886        $14.292        $13.704
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 90             73             66             35             27
MUTUAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $22.168        $20.099        $16.563        $14.484        $12.427
  Accumulation Unit Value at end of
   period                                $15.639        $22.168        $20.099        $16.563        $14.484
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                524            670            633            523            228
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.305        $19.482        $16.192        $14.280        $12.511
  Accumulation Unit Value at end of
   period                                $14.903        $21.305        $19.482        $16.192        $14.280
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                244            258            199             80             23
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.874        $17.516        $15.005        $13.764        $12.393
  Accumulation Unit Value at end of
   period                                $11.084        $17.874        $17.516        $15.005        $13.764
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,611          4,506          4,824          5,090          5,249
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.196        $16.007        $13.829        $12.794        $11.736
  Accumulation Unit Value at end of
   period                                 $9.959        $16.196        $16.007        $13.829        $12.794
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                554            629            610            517            589
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $26.203        $20.585        $16.254        $12.902        $10.481
  Accumulation Unit Value at end of
   period                                $12.242        $26.203        $20.585        $16.254        $12.902
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                392            527            649            741            620
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $29.794        $23.606        $18.798        $15.048        $12.685
  Accumulation Unit Value at end of
   period                                $13.802        $29.794        $23.606        $18.798        $15.048
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             29             27             36             19

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.988             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.238             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MUTUAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.026             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.427             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.042        $11.547        $10.940         $9.796        $10.000
  Accumulation Unit Value at end of
   period                                $12.393        $10.042        $11.547        $10.940         $9.796
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,398          4,848          2,594            959            297
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.913         $7.008         $7.732        $11.490        $10.000
  Accumulation Unit Value at end of
   period                                $10.481         $6.913         $7.008         $7.732        $11.490
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                640            496            364            273             56
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                   APP IV-25

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                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.842        $13.915        $11.619        $10.695         $9.151
  Accumulation Unit Value at end of
   period                                 $9.314        $15.842        $13.915        $11.619        $10.695
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                810          1,033          1,223          1,246          1,131
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.330        $12.694        $10.690         $9.924         $8.743
  Accumulation Unit Value at end of
   period                                 $8.353        $14.330        $12.694        $10.690         $9.924
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 90             90            116            150            131
TEMPLETON GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.634        $16.255        $13.611        $13.329        $11.681
  Accumulation Unit Value at end of
   period                                $13.025        $17.634        $16.255        $13.611        $13.329
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                306            340            403            415            458
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.724        $14.618        $12.345        $12.192        $10.958
  Accumulation Unit Value at end of
   period                                $11.515        $15.724        $14.618        $12.345        $12.192
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.124        $15.977        $13.301        $12.390        $10.830
  Accumulation Unit Value at end of
   period                                 $9.170        $16.124        $15.977        $13.301        $12.390
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,154          1,431          1,531          1,617          1,533
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.038        $15.028        $12.618        $11.854        $10.654
  Accumulation Unit Value at end of
   period                                 $8.480        $15.038        $15.028        $12.618        $11.854
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                382            445            369            234            121

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.019         $8.740        $10.551        $10.960        $10.000
  Accumulation Unit Value at end of
   period                                 $9.151         $7.019         $8.740        $10.551        $10.960
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                967            818            664            424             84
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
TEMPLETON GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.977         $9.521        $10.722        $10.869        $10.000
  Accumulation Unit Value at end of
   period                                $11.681         $8.977         $9.521        $10.722        $10.869
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                500            579            623            447             73
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.311        $10.340        $10.626        $10.619        $10.000
  Accumulation Unit Value at end of
   period                                $10.830         $8.311        $10.340        $10.626        $10.619
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,439          1,205            790            559            154
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

To obtain a Statement of Additional Information, please complete the form below and mail to:


         The Hartford
       Attn: Individual Markets Group
       P.O. Box 5085
       Hartford, Connecticut 06102-5085


Please send a Statement of Additional Information for Series I and Series IR of Hartford Leaders variable annuity to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                             SEPARATE ACCOUNT SEVEN

                   SERIES I AND SERIES IR OF HARTFORD LEADERS

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.


To obtain a Prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: Individual Markets Group, P.O. Box 5085, Hartford, CT 06102-5085.



Date of Prospectus: May 1, 2009
Date of Statement of Additional Information: May 1, 2009


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                6
  Total Return for all Sub-Accounts                                            6
  Yield for Sub-Accounts                                                       6
  Money Market Sub-Accounts                                                    6
  Additional Materials                                                         7
  Performance Comparisons                                                      7
ACCUMULATION UNIT VALUES                                                       8
FINANCIAL STATEMENTS                                                        SA-1

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2008 and 2007, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2008 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated April 27, 2009 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Seven (the "Account") as of December 31, 2008, and the related statements of operations and changes in net assets for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 18, 2009, which reports are both included in this Statement of Additional Information. Such reports are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.



ADDITIONAL FINANCIAL INFORMATION



We have included the unaudited quarterly statutory filing for the Company for the period ended March 31, 2009. This statement is included herein as additional information on the financial condition of the issuer. Deloitte & Touche, LLP has not audited, reviewed, or compiled the financial statements and assumes no responsibility for them.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2008: $249,801,679; 2007: $355,689,241; and 2006: $303,267,865.


ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES


As stated in the prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments in 2008 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.



A.G. Edwards & Sons, Inc., Abacus Investments, Inc., ABD Financial Services, Inc., Access Financial Group, Inc., Access Investments, Inc., Acument Securities, Inc., Addison Avenue Federal Credit Union, ADP Broker-Dealer, Inc., Advanced Advisor Group, Advanced Equities, Inc., Advantage Capital Corp., Advisory Group Equity Services Ltd., AFA Financial Group, LLC., Affinity Bank, AFS Brokerage, Inc., AIG Equity Sales Corp., AIG Financial Advisors, AIG Retirement Advisors, Inc., AIM Distributors, Inc., Aim Investments, Alamo Capital, All Nevada Insurance, Allegacy Federal Credit Union, Allegheny Investments Ltd., Allen & Co. of Florida, Inc., Alliance Bank, AllianceBernstein, AllianceBernstein Investment Research, AllState Financial Services, LLC., Altura Credit

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

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Union, AMCORE Bank, NA., Amcore Investment Services, Inc., American Bank, NA., American Classic Securities, American Funds & Trusts, Inc., American General Securities Inc., American Heritage Federal Credit Union, American Independent Securities Group, American Independent Securities, Inc., American Investors Company, American Investors Group, American Municipal Securities, Inc., American Portfolios Financial Services, American Securities Group, Inc., American Trust & Savings Bank, Ameriprise Financial Services, Inc., Ameritas Investment Corp., Ameritrade, Inc., Ames Community Bank, Amsouth Bank, Amsouth Investment Services, AmTrust Bank, Amtrust Investment Services, Inc., Anchor Bank, Anderson & Strudwick, Inc., Andrew Garrett, Inc., Arlington Securities, Inc., Arrowhead Central Credit Union, Arvest Asset Management, Arvest Bank, Ascend Financial Services, Inc., Askar Corp., Asset Management Securities Corp., Associated Bank, NA., Associated Financial Services, Inc., Associated Investment Services, Inc., Associated Securities Corp., Astoria Federal Savings & Loan Association, Atlantic Securities, Inc., Avisen Securities, Inc., AXA Advisors, LLC., Ayre Investments, B.B. Graham & Co., B.C. Ziegler and Company, Banc of America Investment Services, Inc., Bancnorth Investment Group, Inc., Bancorpsouth Investment Services, Inc., BancWest Investment Services, Inc., Bank of Albuquerque, NA., Bank of America, Bank of Clarendon, Bank of Clarke County, Bank of Stockton, Bank of Texas, Bank of the Commonwealth, Bank of the South, Bank of the West, Bankers & Investors Co., Bankers Life and Casualty, Banknorth, BankUnited, FSB, BankWest, Inc., Bannon, Ohanesian & Lecours, Inc., Banorte Securities, Banorte Securities International, Bates Securities, Inc., BB&T Investment Services, Inc., BCG Securities, Inc., Beaconsfield Financial Services., Inc., Benchmark Investments, Inc., Beneficial Investment Services, Bernard Herold & Co., Inc., Berthel, Fisher & Co. Financial Services, Inc., Bethpage Federal Credit Union, BI Investments, LLC., Bodell Overcash Anderson & Co., Boeing Employees Credit Union, BOSC, Inc., Brecek & Young Advisors, Inc., Brighton Securities Corp., Britton & Koontz Bank, N.A., Broad Street Securities, Inc., Broker Dealer Financial Services Corp., Brokersxpress LLC., Brookstone Securities, Inc., Brookstreet Securities Corp., Brown Advisory Securities Inc., Brown, Lisle/Cummings, Inc., Bruce A Lefavi Securities, Inc., Busey Bank, Butler, Wick & Co., Inc., C.R.I. Securities, Inc., Cadaret, Grant & Co., Inc., California Bank & Trust, California Credit Union, California National Bank, Calton & Associates, Inc., Cambridge Investment Research, Inc., Cambridge Legacy Sec., LLC., Cambridge State Bank, Cantella & Co., Inc., Capital Analysts, Inc., Capital Bank, Capital Brokerage Corporation, Capital Choice, Capital City Bank, Capital Financial Services, Inc., Capital Growth Resources, Capital Investment Group, Inc., Capital Investment Services, Inc., Capital One Investments Services, LLC., Capital Securities Investment Corp., Capital Securities Management, Capital Select Investments Corp., Capital Wealth Advisors, Inc., Capital West Securities, Inc., CapitalBank, Capitol Federal Savings Bank, Capitol Securities Management, Inc., Carolina First Bank, Carolinas Investment Consulting LLC., Cary Street Partners, LLC., Cascade Investment Group, Inc., CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Centennial Securities Co., Inc., Central State Bank, Central Virginia Bank, Century National Bank, Century Securities Associates, Inc., CFD Investments, Inc., Chapin, Davis, Charles Schwab, Chase Investments Services Corp., Chemical Bank West, Chevy Chase Financial Services, CIBC World Markets Corp., Citadel Federal Credit Union, Citi Bank, Citicorp Investment Services, Citigroup Global Markets, Inc., Citizens & Farmers Bank, Citizens Bank, Citizens Business Bank, City Bank, City Securities Corporation, Coastal Federal Credit Union, Coburn & Meredith, Inc., Colonial Bank, N.A., Colonial Brokerage, Inc., Comerica Bank, Comerica Securities, Commerce Bank, N.A., Commerce Brokerage Services, Inc., Commerce Capital Markets, Inc., Commercial & Savings Bank/Mllrsbrg, Commercial Federal Bank, Commonwealth Bank & Trust Co., Commonwealth Financial Network, Commonwealth Investment Services, Inc., Community Bank, Community Bank & Trust, Community Credit Union, Community Investment Services, Inc., Compass Bank, Compass Brokerage, Inc., Comprehensive Financial Services, Conservative Financial Services., Inc., Coordinated Capital Securities, Inc., Country Club Financial Services., Inc., Countrywide Bank, Countrywide Investment Services, Inc., Credit Union West, Crews & Associates, Inc., Crowell, Weedon & Co., Crown Capital Securities, LLP, CUE, Cullum & Burks Securities, Inc., Cumberland Brokerage Corp., Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., CW Securities, LLC., D.A. Davidson & Company, Davenport & Company LLC., David A. Noyes & Company, David Lerner Associates, Inc., DaVinci Capital Management, Inc., Dawson James Securities, Inc., Delta Equity Services Corp., Delta Trust Investment, Inc., Deutsche Bank Securities, Inc., DeWaay Financial Network, DFCU Financial Federal Credit Union, Dilworth, Diversified Securities, Inc., Dominion Investor Services., Inc., Dorsey & Company, Inc., Dougherty & Company LLC., Dubuque Bank & Trust Co., Dumon Financial, Duncan-Williams, Inc., Dupaco Community Credit Union, Eagle Bank, Eagle One Financial, Eagle One Investments, LLC., Eastern Bank, Eastern Financial Florida Credit Union, ECM Securities Corporation, EDI Financial, Inc., Edward Jones, Effex National Security, Eisner Securities, Inc., Emclaire Financial Corp., Emerson Equity, LLC., Empire Bank, Empire Financial Group, Inc., Empire Securities Corporation, Emporia State Bank & Trust Co., Ensemble Financial Services, Inc., EPlanning Securities, Inc., Equitable Bank, Equitas America, LLC, Equity Services, Inc., ESL Federal Credit Union, Essex Financial Services, Inc., Essex National Securities, Inc., Essex Securities, LLC., Evans National Bank, EVB, Evolve Securities, Inc., Excel Securities & Assoc., Inc., Fairport Capital, Inc., Fairwinds Credit Union, Farmers National Bank, Farmers National Bank/Canfield, Feltl & Company, Ferris/Baker Watts, FFP Securities, Inc., Fidelity Bank, Fidelity Brokerage Services., LLC., Fidelity Federal Bank & Trust, Fidelity Investments, Fifth Third Bank, Fifth Third Securities, FIMCO Securities Group, Inc., Financial Center Credit Union, Financial Network Investment Corp., Financial Partners Credit Union, Financial Planning Consultants, Financial Security Management, Inc., Financial West Group, Fintegra LLC., First Allied Securities, First America Bank, First American Bank, First Bank, First Brokerage America, First Citizens Bank, First Citizens Financial Plus, Inc., First Citizens Investor Services, First Command Financial Planning, First Commonwealth Bank, First Commonwealth Federal Credit Union, First Community Bank, First Community Bank, N.A., First Federal Bank, First Federal Savings & Loan of Charlston, First Financial Bank, First Financial Equity Corp., First Global Securities, Inc., First

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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Harrison Bank, First Heartland Capital Inc., First Hope Bank, First Investment Services, First MidAmerica Investment Corp., First Midwest Bank, First Midwest Securities, First Montauk Securities, First National Bank, First National Investments Inc, First Niagara Bank, First Northern Bank of Dixon, First Place Bank, First Southeast Investment Services, First St. Louis Securities, Inc., First Tennessee Bank, First Tennessee Brokerage, Inc., First Wall Street Corporation, First Western Securities Inc., FirstMerit Securities, Inc., FiServ Investor Services, Inc., Flagstar Bank, FSB, Florida Investment Advisers, Flushing Savings Bank, FSB, FMN Capital Corporation, FNB Brokerage Services, Inc., FNIC F.I.D. Div., Folger Nolan Fleming Douglas, Foothill Securities, Inc., Foresters Equity Services, Inc., Fortune Financial Services, Founders Financial Securities, LLC., Fox and Company, Franklin Bank, Franklin/Templeton Dist., Inc., Freedom Financial, Inc., Fremont Bank, Frontier Bank, Frost Brokerage Services Inc., Frost National Bank, FSC Securities Corporation, FSIC, Fulcrum Securities, Inc., Gateway Bank and Trust Company, Geneos Wealth Management, Inc., Genworth Financial Securities Corp., GIA Financial Group, L.L.C., Girard Securities Inc., Global Brokerage Services, Gold Coast Securities, Inc., Golden One Credit Union, Great American Advisors, Inc., Great American Investors, Inc., Great Lakes Capital, Inc., Greenberg Financial Group, Gregory J Schwartz & Co., Inc., Gunnallen Financial, Inc., GWN Securities, Inc., H&R Block Financial Advisers, Inc., H. Beck, Inc., H.D.Vest Investment Services, Haas Financial Products, Inc., Hancock Bank, Hancock Investments Services, Harbor Financial Services, LLC., Harbour Investments, Inc., Harger and Company, Inc., Harold Dance Investments, Harris Investor Services, Inc., Harvest Capital LLC, Hawthorne Securities Corp., Hazard & Siegel, Inc., Hazlett, Burt & Watson, Inc., HBW Securities, LLC, HCSB, Heartland Investment Associates, Inc., Heim & Young Securities, Inc., Heim Young & Associates, Inc., Hibernia Investments, LLC, Hibernia National Bank, High Country Bank, High Ridge Insurance Services, Hilliard Lyons, HNB National Bank, Home Savings & Loan Company of Youngstown, Home Savings Bank, Horizon Bank, Hornor, Townsend & Kent, Inc., Horwitz & Associates, Inc., Howe Barnes Investments, Inc., HRC Investment Services, Inc., HSBC Bank USA, National Associates, HSBC International, HSBC Securities (USA) Inc., Huntingdon Securities Corp., Huntington Investment Co., Huntington National Bank, Huntington Valley Bank, Huntleigh Securities Corp., IBC Investments, IBN Financial Services, Inc., ICBA Financial Services Corp., IFG Network Securities, Inc., IFMG Securities, Inc., IMS Securities, Inc., Independent Financial Securities Inc., Independent Financial Group, LLC., Indiana Merchant Banking & Brokerage, Infinex Investment, Inc., Infinity Securities, Co., Inc., ING Financial Advisors, LLC, ING Financial Partners, Innovative Solutions, Integrated Financial Inc., Intercarolina Financial Services, Inc., Interpacific Investor Services, InterSecurities, Inc., INTRUST Bank, NA., Intrust Brokerage Inc., Invesmart Securities, LLC., INVEST Financial Corporation, Investacorp, Inc., Investment Center, Inc., Investment Centers of America, Investment Management Corp., Investment Network, Inc., Investment Planners, Inc., Investment Professionals, Inc., Investment Security Corp., Investors Capital Corp., Investors Resources Group, Inc., Iowa State Bank, ISG Equity Sales Corporation, J.B. Hanauer & Co., J.J.B Hilliard, W.L.Lyons LLC., J.P. Turner & Co., J.W. Cole Financial, Inc., Jack V Butterfield Investment Co., Jackson Securities, LLC., Jacksonville Savings Bank, James C. Butterfield, Inc., Janney Montgomery Scott, Inc., Jefferson Pilot Securities Corp., Jesup & Lamont Securities Corp., JHW Financial Services, Inc., JHW Securities, JJB Hilliard/WL Lyons, Inc., Jones Bains Sides Investments Group, Joseph James Financial Services, Kalos Capital, Inc., Kaplan & Co., Securities Inc., KCD Financial, Inc., Keesler Federal Credit Union, Kern National Federal Credit Union, Kern Schools Federal Credit Union, Key Bank, Key Investment Services, LLC., Key Investor Services, KeyBank, NA., KeyPoint Credit Union, Kinecta Credit Union, Kirkwood Bank & Trust Co., KleinBank, KMS Financial Services, Inc., Kovack Securities, Inc., L.F. Financial, LLC., L.M. Kohn & Company, LaBrunerie Financial Services, Inc., Lake Area Bank, Lake Community Bank, Landmark Credit Union, Lara, Shull & May, LTD., LaSalle Financial Services, Inc., LaSalle Street Securities, Inc., Lawrence Jorgenson, Legacy Asset Securities, Inc., Legacy Financial Services, Inc., Legend Equities Corporation, Legends Bank, Legg Mason/Citigroup Global Market, Leigh Baldwin & Co., LLC., Leonard & Company, Lesko Securities Inc., Leumi Investment Services, Inc., Lexington Investment Co., Inc., LFA, Liberty Group, LLC., Liberty Securities Corporation, Lifemark Securities Corp., Lincoln Financial Advisors Corp., Lincoln Investment Planning, Inc., Linsco/Private Ledger, LOC Federal Credit Union, Lockheed Federal Credit Union, Lombard Securities, Inc., Long Island Financial Group, Lord, Abbett & Co., Lowell & Company, Inc., LPL Financial, M Holdings Securities, Inc., M&I Bank, M&I Brokerage Services, Inc., M&I Financial Advisors, Inc., M&T Bank, M&T Securities, Inc., M. Griffith, Inc., M.L. Stern & Co. Inc., Madison Avenue Securities, Inc., Madison Bank & Trust, Main Street Securities, LLC., Manarin Securities Corp., Manna Financial Services Corp., Mascoma Savings Bank, Mass Institute of Technology Credit Union, Mass Mutual, Maxim Group LLC., McGinn, Smith & Co., Inc., McNally Financial Services Corp.; Means Investment Co., Inc., Medallion Equities, Inc., Medallion Investment Services Inc., Mercantile Bank, Mercantile Brokerage Services Inc., Mercantile Trust & Savings Bank, Merrill Lynch Inc., Merrimac Corporate Securities, Inc., Mesirow Financial, Inc., MetLife Securities, Inc., MFS Fund Distributors, Inc., MICG Investment Management, Michigan Catholic Credit Union, Michigan Securities, Inc., Mid Atlantic Capital Corp., MidAmerica Financial Services Inc., Mid-Atlantic Securities, Inc., Midwestern Sec Trading CO, LLC., Milkie/Ferguson Investments, Mission Federal Credit Union, MMC Securities Corp., MML Investor Services, Inc., Moloney Securities Co., Inc., Money Concepts Capital Corp, Money Management Advisory Inc., Moors & Cabot, Inc., Morgan Keegan & Co., Inc., Morgan Peabody, Inc., Morgan Stanley & Co., Inc., MSCS Financial Services, LLC., MTL Equity Products, Inc., Multi-Financial Securities Corp., Multiple Financial Services., Inc., Mutual Funds Assoc., Inc., Mutual Securities, Inc., Mutual Service Corp., NatCity Investments, National Bank & Trust, National City Bank of Midwest, National Financial Services Corp., National Investors Services, National Pension & Group Consultant, National Planning Corporation, National Securities Corp., Nations Financial Group, Inc., Nationwide Investment Service Corp., Navy Federal Brokerage Services, Navy Federal Credit Union, NBC Financial Services, NBC Securities, Inc., NBT Bank, Neidiger, Tucker, Bruner, Inc., Nelson Securities, Inc., Networth Strategic, New England Securities Corp., New Horizon Asset

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

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Management Group, LLC., NewAlliance Bank, NewAlliance Investments, Inc., Newbridge Securities Corp., Nexity Financial Services, Inc., Next Financial Group, NFB Investment Services Corp., NFP Securities, Inc., NIA Securities, LLC., Nodaway Valley Bank, Nollenberger Capital Partners, North Ridge Securities Corp., Northeast Securities, Inc., Northern Trust Company, Northern Trust Securities, Inc., Northridge Capital Corp., Northwestern Mutual Investment Services, Inc., Nutmeg Securities, Ltd., NYLIFE Securities Inc., O.N. Equity Sales Co., Oak Tree Securities, Inc., Oakbrook Financial Group, Inc., Oberlin Financial Corporation, OFG Financial Services, Inc., Ogilvie Security Advisors Corp., Ohio National Equities, Inc., O'Keefe Shaw & Company, Old National Bank, ON Equity Sales Co., OneAmerica Securities Inc., Oppenheimer and Co., Inc., Orange County Teachers Federal Credit Union, P & A Financial Sec's Inc., Pacific Cascade Federal Credit Union, Pacific Financial Assoc., Pacific West Securities, Inc., Packerland Brokerage Services, Inc., Paragon Bank & Trust, Park Avenue Securities, Parsonex Securities, Inc., Partnervest Securities, Inc., Patapsco Bank, Patelco Credit Union, Paulson Investment Company Inc., Peachtree Capital Corporation, Penn Plaza Brokerage, Pension Planners Securities Inc., Pentagon Federal Credit Union, Peoples Bank, Peoples Community Bank, Peoples Securities, Inc., Peoples United Bank, PFIC Securities Corp, Pillar Financial Services, Pimco Funds, PlanMember Securities Corp., PMK Securities & Research Inc., PNC Bank Corp., PNC Investments LLC., Premier America Credit Union, Prime Capital Services, Inc., PrimeSolutions Securities, Inc, PrimeVest Financial Services, Princor Financial Service Corp., ProEquities, Inc., Professional Asset Management, Inc., Prospera Financial Services, Protected Investors of America, Provident Bank, Provident Savings Bank, F.S.B., Pruco Securities Corp., Purshe, Kaplin & Sterling, Putnam Investments, Putnam Savings Bank, QA3 Financial Corp., Quest Capital Strategies, Inc., Quest Securities, Inc., Quest Tar, Questar Capital Corp., R.M. Stark & Co., Raymond James & Associates, Inc., Raymond James Financial Services, Inc., RBC Capital Markets Corp., RBC Centura Bank, RBC Centura Securities, Inc., RBC Dain Rauscher Inc., Regal Discount Securities, Inc., Regal Securities, Inc., Regency Securities Inc., Regions Bank, Reliance Securities, LLC., Resource Horizons Group, LLC., R-G Crown Bank, Rhodes Securities, Inc., Rice Pontes Capital, Inc., Ridgeway & Conger, Inc., River City Bank, RiverStone Wealth Management, Inc., RNR Securities LLC., Robert B. Ausdal & Co., Inc., Robert W. Baird & Co. Inc., Robinson & Robinson, Inc., Rogan & Associates, Inc., Rogan, Rosenberg & Assoc., Inc., Rothschild Investment Corp., Royal Alliance Associates, Inc., Royal Securities Company, Rushmore Securities Corp., Rydex Distributors, Inc., S F Police Credit Union, S.C. Parker & Co., Inc., Sage, Rutty & Co., Inc., Sammons Securities Company LLC., San Mateo County Employees Credit Union, Sanders Morris Harris Inc., Sandy Spring Bank, Sawtooth Securities, LLC., Saxony Securities, Inc., SCF Securities, Inc., School Employees Credit Union, Scott & Stringfellow, Inc., Seacoast Investor Services Inc., Seacoast National Bank, Securian Financial Services, Securities America, Inc., Securities Equity Group, Securities Service Network, Inc., Security Service Federal Credit Union, Shields & Company, Sicor Securities Inc., Sigma Financial Corporation, Signator Investors Inc., Signature Bank, Signature Financial Group, Inc., Signature Securities Group, SII Investments, Silicone Valley Securities, SMH Capital, Smith Barney, Smith Barney Bank Advisor, Smith Hayes Financial Services Corp., Sorrento Pacific Financial LLC., Source Capital Group, Inc., South Carolina Bank & Trust, South Valley Bank & Trust, South Valley Wealth Management, Southeast Investments NA Inc., Southern MO Bank of Marshfield, SouthTrust Securities, Inc., Southwest Securities, Inc., Sovereign Bank, Space Coast Credit Union, Spectrum Capital, Inc., Spelman & Co., Inc., Spire Securities, LLC., Stanford Group Company, Stephen A. Kohn & Associates, Stephens, Inc., Sterling Savings Bank, Sterne Agee & Leach, Inc., Stifel, Nicolaus & Co., Inc., Stock Depot Inc, Stockcross, Inc., Stofan, Agazzi & Company, Inc., Strand Atkinson Williams York, Strategic Alliance Corp., Strategic Financial Alliance, Summit Bank, Summit Brokerage Services Inc., Summit Equities, Inc., Summitalliance Securities, LLC., SunAmerica, Sunset Financial Services, Inc., SunTrust Investment Services, Inc., Superior Bank, Surrey Bank & Trust, Susquehanna Bank, SWBC Investment Company, SWS Financial Services, Symetra Investment Services Inc., Synergy Investment Group, Synovus Securities, T.J. Raney & Sons, Inc., Taylor Securities, Inc., TD Bancnorth, National Assoc., TD Waterhouse Investor Services, Inc., Technology Credit Union, Telesis Community Credit Union, Telhio Credit Union, TFS Securities, Inc., The Advisors Group, Inc., The Capital Group Sec. Inc., The Concord Equity Group, LLC., The Golden 1 Credit Union, The Huntington Investment Co., The Huntington Investment Company, The Legend Gray, Thomasville National Bank, Thoroughbred Financial Services, LLC., Thrasher & Company, Thrivent Investment Management, Inc., Thurston, Springer, Miller, Her, TierOne Bank, TimeCapital Securities Corp., Tower Square Securities, Inc., TradeStar Investments, Inc., Transamerica Financial Advisor, TransWest Credit Union, Tri Counties Bank, Triad Advisors, Inc., Tri-County Financial Group, Inc., Triequa Capital Corporation, Triune Capital Advisors, Troy Bank & Trust, Trustmark National Bank, Trustmont Financial Group Inc., U.S Bank, UBS Financial Services, Inc., UBS International; UBS Private Banking, UMB Bank, UMB Financial Services, Inc., UMB Scout Brokerage Services, Union Bank, Union Bank & Trust, Union Bank Company, Union Bank of California, N.A., Union Bank of Chandler, Union Capital Company, Union Savings Bank, UnionBanc Investment Services, United Bank, Inc., United Brokerage Services, Inc., United Community Bank, United Financial Group, United Planners Financial Services of America, United Securities Alliance Inc., Univest Investments, Inc., US Alliance Credit Union, US Bancorp Investments, US Bank, N.A., USA Financial Securities Corp., USAllianz Securities, Inc., USI Securities, UVest Financial Services, V.B.C. Securities, VALIC Financial Advisors, Inc., ValMark Securities, Van Kampen Investments, Inc., VanDerbilt Securities, LLC., Veritrust Financial, LLC., VFinance Investments, Inc., Vinson Assoc., Vision Bank, Vision Invstmnt Services, Inc., Vision Securities, Inc., Vorpahl Wing Securities, VSR Financial Services, Inc., VYstar Credit Union, Waccamaw Bank, Wachovia Bank, Wachovia Securities Inc. Financial Network, Wachovia Securities ISG, Wachovia Securities LLC., Waddell & Reed, Inc., Wakulla Bank, Wald Group, Wall Street Electronica, Inc., Wall Street Financial Group, Walnut Street Securities, Inc., WAMU, WaMu Investments, Inc., Washington Mutual, Wasserman & Associates, Waterstone Financial Group, Wayne Hummer Investments LLC., Wayne Savings Community Bank, Wealth Management Services, Webster Bank, Webster Investments, Wedbush Morgan Securities

6                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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Inc., Weitzel Financial Services Inc., Wells Fargo Investments, Wells Fargo Securities Independent, Wells Federal Bank, Wellstone Securities, LLC., WesBanco Bank, Inc., WesBanco Securities, Inc., Wescom Credit Union, Wescom Financial Services, West Alabama Bank & Trust, West Coast Bank, Westamerica Bank, Western Federal Credit Union, Western International Securities, Westfield Bakerink Brozak LLC., Westminster Financial Investment, Westminster Financial Securities, Inc., Westport Securities, L.L.C., WFG Securities Corp., Whitney National Bank, Whitney Securities, LLC., Wilbank Securities, Wiley Bros.-Aintree Capital, William C. Burnside & Company, Wilmington Brokerage Services, Wilmington Trust Co., Windsor Securities, Inc., WM Financial Services, Inc., Woodbury Financial Services, Inc., Woodforest National Bank, Woodlands Securities Corp., Woodmen Financial Services Inc., Woodstock Financial Group, Inc., Workman Securities Corp., World Equity Group Inc., World Group Securities, Inc., Worth Financial Group, Inc., WRP Investments, Inc., Wunderlich Securities Inc., XCU Capital Corp., Inc., Xerox Credit Union, Zeigler Investment Services.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula Hartford uses to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                7

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The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

8                                            HARTFORD LIFE INSURANCE COMPANY

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ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.


There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table shows all classes of Accumulation Unit Values corresponding to all combinations of optional benefits. Tables showing only the highest and lowest possible Accumulation Unit Value appear in the prospectus, which assumes you select either no optional benefits or all optional benefits.



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.512         $1.510         $1.353         $1.297         $1.185
  Accumulation Unit Value at end of
   period                                 $0.719         $1.512         $1.510         $1.353         $1.297
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,397          8,204          9,866         11,788         13,398
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.498         $1.498         $1.344         $1.291         $1.181
  Accumulation Unit Value at end of
   period                                 $0.711         $1.498         $1.498         $1.344         $1.291
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,360          1,542          1,659          1,662          1,916
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.493         $1.494         $1.341         $1.289         $1.179
  Accumulation Unit Value at end of
   period                                 $0.709         $1.493         $1.494         $1.341         $1.289
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,341          1,432          1,629          1,875          2,135
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.479         $1.482         $1.333         $1.283         $1.175
  Accumulation Unit Value at end of
   period                                 $0.701         $1.479         $1.482         $1.333         $1.283
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,926          7,069          8,893          9,718         10,819
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.479         $1.482         $1.333         $1.283         $1.175
  Accumulation Unit Value at end of
   period                                 $0.701         $1.479         $1.482         $1.333         $1.283
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,926          7,069          8,893          9,718         10,819
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.465         $1.471         $1.324         $1.276         $1.187
  Accumulation Unit Value at end of
   period                                 $0.693         $1.465         $1.471         $1.324         $1.276
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,738          5,033          4,596          4,969          5,099
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.465         $1.471         $1.324         $1.276         $1.171
  Accumulation Unit Value at end of
   period                                 $0.693         $1.465         $1.471         $1.324         $1.276
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,738          5,033          4,596          4,969          5,099
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.463         $1.469         $1.324         $1.276         $1.172
  Accumulation Unit Value at end of
   period                                 $0.692         $1.463         $1.469         $1.324         $1.276
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                786          1,064          1,207          1,384          1,494
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.452         $1.459         $1.316         $1.270         $1.183
  Accumulation Unit Value at end of
   period                                 $0.686         $1.452         $1.459         $1.316         $1.270
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,888         21,261         32,580         45,713         54,232

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.899         $1.171         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $1.185         $0.899         $1.171             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,333         10,246          1,472             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.897         $1.170         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $1.181         $0.897         $1.170             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,690          1,448            133             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.897         $1.170         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $1.179         $0.897         $1.170             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,389          1,991            259             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.895         $0.850             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.175         $0.895             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,757          3,485             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.895         $1.170         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $1.175         $0.895         $1.170             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,757          3,485             47             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.893         $0.849             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.171         $0.893             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,951          3,668             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.894         $0.850             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.172         $0.894             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,010            176             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                            9

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                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.451         $1.460         $1.317         $1.272         $1.185
  Accumulation Unit Value at end of
   period                                 $0.685         $1.451         $1.460         $1.317         $1.272
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                306            345            524            628            711
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.451         $1.460         $1.317         $1.272         $1.169
  Accumulation Unit Value at end of
   period                                 $0.685         $1.451         $1.460         $1.317         $1.272
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                306            345            524            628            711
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.436         $1.446         $1.307         $1.264         $1.179
  Accumulation Unit Value at end of
   period                                 $0.677         $1.436         $1.446         $1.307         $1.264
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                802            955          1,490          1,665          2,112
AIM V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.562         $1.414         $1.349         $1.257         $1.196
  Accumulation Unit Value at end of
   period                                 $0.886         $1.562         $1.414         $1.349         $1.257
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,888          3,625          4,677          1,995          2,328
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.547         $1.403         $1.341         $1.251         $1.192
  Accumulation Unit Value at end of
   period                                 $0.876         $1.547         $1.403         $1.341         $1.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                589            632            939            402            353
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.543         $1.399         $1.338         $1.249         $1.190
  Accumulation Unit Value at end of
   period                                 $0.873         $1.543         $1.399         $1.338         $1.249
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                417            515            514            246            287
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.528         $1.388         $1.329         $1.243         $1.186
  Accumulation Unit Value at end of
   period                                 $0.864         $1.528         $1.388         $1.329         $1.243
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,937          3,598          4,313          2,286          2,219
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.528         $1.388         $1.329         $1.243         $1.186
  Accumulation Unit Value at end of
   period                                 $0.864         $1.528         $1.388         $1.329         $1.243
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,937          3,598          4,313          2,286          2,219
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.514         $1.377         $1.321         $1.237         $1.202
  Accumulation Unit Value at end of
   period                                 $0.854         $1.514         $1.377         $1.321         $1.237
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,927          2,064          2,181            861            889
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.514         $1.377         $1.321         $1.237         $1.182
  Accumulation Unit Value at end of
   period                                 $0.854         $1.514         $1.377         $1.321         $1.237
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,927          2,064          2,181            861            889

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.894         $0.850             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.169         $0.894             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                498             74             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AIM V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.936         $1.255         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $1.196         $0.936         $1.255             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,795          1,765            534             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.934         $1.254         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $1.192         $0.934         $1.254             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                400            196              8             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.934         $1.254         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $1.190         $0.934         $1.254             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                302            265             18             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.932         $0.884             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.186         $0.932             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,414            515             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.932         $1.254         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $1.186         $0.932         $1.254             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,414            515             28             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.930         $0.883             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.182         $0.930             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                934            467             --             --             --

10                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.512         $1.376         $1.320         $1.237         $1.183
  Accumulation Unit Value at end of
   period                                 $0.853         $1.512         $1.376         $1.320         $1.237
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                402            578            768            470            450
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.500         $1.367         $1.312         $1.231         $1.197
  Accumulation Unit Value at end of
   period                                 $0.845         $1.500         $1.367         $1.312         $1.231
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,195          7,791         12,274          7,157          7,872
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.499         $1.367         $1.313         $1.232         $1.200
  Accumulation Unit Value at end of
   period                                 $0.844         $1.499         $1.367         $1.313         $1.232
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                187            159            271            141            161
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.499         $1.367         $1.313         $1.232         $1.180
  Accumulation Unit Value at end of
   period                                 $0.844         $1.499         $1.367         $1.313         $1.232
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                187            159            271            141            161
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.483         $1.354         $1.303         $1.225         $1.194
  Accumulation Unit Value at end of
   period                                 $0.834         $1.483         $1.354         $1.303         $1.225
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                234            370            504            195            178
AIM V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.788         $9.552             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.113         $9.788             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.784         $9.550             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.103         $9.784             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.782         $9.550             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.100         $9.782             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.778         $9.548             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.090         $9.778             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.778         $9.548             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.090         $9.778             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.931         $0.884             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.183         $0.931             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                344             39             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.931         $0.884             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.180         $0.931             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                144              4             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AIM V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           11

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.774         $9.545             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.080         $9.774             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.774         $9.545             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.080         $9.774             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.773         $9.545             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.077         $9.773             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.770         $9.543             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.070         $9.770             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              1             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.769         $9.543             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.067         $9.769             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.769         $9.543             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.067         $9.769             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.765         $9.541             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.057         $9.765             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AIM V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.636        $11.852        $10.299         $9.631             --
  Accumulation Unit Value at end of
   period                                 $8.704        $12.636        $11.852        $10.299             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                379            457            548              1             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.582        $11.819        $10.286         $9.628             --
  Accumulation Unit Value at end of
   period                                 $8.655        $12.582        $11.819        $10.286             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                417            497            524              1             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.564        $11.809        $10.282         $9.627             --
  Accumulation Unit Value at end of
   period                                 $8.638        $12.564        $11.809        $10.282             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 65             71             84              3             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AIM V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

12                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.511        $11.776        $10.269         $9.625             --
  Accumulation Unit Value at end of
   period                                 $8.588        $12.511        $11.776        $10.269             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                324            487            641              2             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.511        $11.776        $10.269         $9.625             --
  Accumulation Unit Value at end of
   period                                 $8.588        $12.511        $11.776        $10.269             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                324            487            641              2             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.458        $11.744        $10.256         $9.622             --
  Accumulation Unit Value at end of
   period                                 $8.539        $12.458        $11.744        $10.256             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                870            901            940             11             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.458        $11.744        $10.256         $9.622             --
  Accumulation Unit Value at end of
   period                                 $8.539        $12.458        $11.744        $10.256             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                870            901            940             11             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.440        $11.733        $10.252         $9.622             --
  Accumulation Unit Value at end of
   period                                 $8.523        $12.440        $11.733        $10.252             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                133            166            190             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.405        $11.711        $10.243         $9.620             --
  Accumulation Unit Value at end of
   period                                 $8.490        $12.405        $11.711        $10.243             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,048          1,685          2,373              5             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.387        $11.701        $10.239         $9.619             --
  Accumulation Unit Value at end of
   period                                 $8.474        $12.387        $11.701        $10.239             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             33             43             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.387        $11.701        $10.239         $9.619             --
  Accumulation Unit Value at end of
   period                                 $8.474        $12.387        $11.701        $10.239             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             33             43             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.335        $11.668        $10.226         $9.617             --
  Accumulation Unit Value at end of
   period                                 $8.425        $12.335        $11.668        $10.226             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 41             54             84              6             --
AIM V.I. GOVERNMENT SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.169         $1.115         $1.092         $1.089         $1.077
  Accumulation Unit Value at end of
   period                                 $1.295         $1.169         $1.115         $1.092         $1.089
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             19,831         13,222         13,777         15,479         16,791

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AIM V.I. GOVERNMENT SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.081         $1.000         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $1.077         $1.081         $1.000             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             21,751         25,438          1,453             --             --

HARTFORD LIFE INSURANCE COMPANY                                           13

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.158         $1.106         $1.085         $1.084         $1.073
  Accumulation Unit Value at end of
   period                                 $1.281         $1.158         $1.106         $1.085         $1.084
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,700         11,962          9,739          7,203          3,680
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.155         $1.103         $1.083         $1.082         $1.072
  Accumulation Unit Value at end of
   period                                 $1.276         $1.155         $1.103         $1.083         $1.082
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,729          1,611          1,745          1,408          1,389
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.144         $1.095         $1.076         $1.077         $1.068
  Accumulation Unit Value at end of
   period                                 $1.262         $1.144         $1.095         $1.076         $1.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             23,556         17,926         16,651         16,870         17,892
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.144         $1.095         $1.076         $1.077         $1.068
  Accumulation Unit Value at end of
   period                                 $1.262         $1.144         $1.095         $1.076         $1.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             23,556         17,926         16,651         16,870         17,892
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.133         $1.086         $1.069         $1.072         $1.069
  Accumulation Unit Value at end of
   period                                 $1.249         $1.133         $1.086         $1.069         $1.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             27,809         21,179         16,498         12,506          5,318
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.133         $1.086         $1.069         $1.072         $1.065
  Accumulation Unit Value at end of
   period                                 $1.249         $1.133         $1.086         $1.069         $1.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             27,809         21,179         16,498         12,506          5,318
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.131         $1.085         $1.068         $1.072         $1.065
  Accumulation Unit Value at end of
   period                                 $1.246         $1.131         $1.085         $1.068         $1.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,287          3,149          3,380          3,340          2,619
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.122         $1.077         $1.062         $1.066         $1.065
  Accumulation Unit Value at end of
   period                                 $1.235         $1.122         $1.077         $1.062         $1.066
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             46,949         47,188         53,412         63,924         64,271
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.122         $1.078         $1.063         $1.068         $1.067
  Accumulation Unit Value at end of
   period                                 $1.234         $1.122         $1.078         $1.063         $1.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,240            815            709            733            889
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.122         $1.078         $1.063         $1.068         $1.063
  Accumulation Unit Value at end of
   period                                 $1.234         $1.122         $1.078         $1.063         $1.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,240            815            709            733            889

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.079         $1.000         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $1.073         $1.079         $1.000             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,873          5,581            282             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.078         $0.999         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $1.072         $1.078         $0.999             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,625          3,677             84             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.076         $1.048             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.068         $1.076             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             20,527          8,676             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.076         $0.999         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $1.068         $1.076         $0.999             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             20,527          8,676             73             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.074         $1.046             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.065         $1.074             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,543          4,788             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.075         $1.048             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.065         $1.075             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,487            281             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.074         $1.048             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.063         $1.074             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,645            321             --             --             --

14                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.110         $1.068         $1.055         $1.061         $1.062
  Accumulation Unit Value at end of
   period                                 $1.219         $1.110         $1.068         $1.055         $1.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,818          2,146          1,757          2,147          1,892
AIM V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.370         $2.095         $1.657         $1.425         $1.165
  Accumulation Unit Value at end of
   period                                 $1.393         $2.370         $2.095         $1.657         $1.425
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,245          1,678          1,618          1,570            885
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.348         $2.079         $1.646         $1.418         $1.161
  Accumulation Unit Value at end of
   period                                 $1.378         $2.348         $2.079         $1.646         $1.418
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                963            816            499            396             87
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.341         $2.073         $1.643         $1.415         $1.160
  Accumulation Unit Value at end of
   period                                 $1.373         $2.341         $2.073         $1.643         $1.415
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                182            362            365            257            107
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.319         $2.057         $1.632         $1.409         $1.156
  Accumulation Unit Value at end of
   period                                 $1.358         $2.319         $2.057         $1.632         $1.409
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,492          2,927          1,675          1,353            987
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $2.319         $2.057         $1.632         $1.409         $1.156
  Accumulation Unit Value at end of
   period                                 $1.358         $2.319         $2.057         $1.632         $1.409
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,492          2,927          1,675          1,353            987
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.297         $2.041         $1.622         $1.402         $1.187
  Accumulation Unit Value at end of
   period                                 $1.344         $2.297         $2.041         $1.622         $1.402
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,498          2,522          1,449            914            607
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.297         $2.041         $1.622         $1.402         $1.152
  Accumulation Unit Value at end of
   period                                 $1.344         $2.297         $2.041         $1.622         $1.402
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,498          2,522          1,449            914            607
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $2.294         $2.039         $1.621         $1.402         $1.153
  Accumulation Unit Value at end of
   period                                 $1.341         $2.294         $2.039         $1.621         $1.402
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                240            404            349            368            272
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.275         $2.025         $1.611         $1.395         $1.182
  Accumulation Unit Value at end of
   period                                 $1.329         $2.275         $2.025         $1.611         $1.395
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,388          5,947          5,190          6,375          3,253

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AIM V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.915         $1.101         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $1.165         $0.915         $1.101             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                446            329             69             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.914         $1.100         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $1.161         $0.914         $1.100             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46             48             12             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.913         $1.100         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $1.160         $0.913         $1.100             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 45             14              8             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.911         $0.941             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.156         $0.911             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                698            127             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.911         $1.100         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $1.156         $0.911         $1.100             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                698            127             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.910         $0.940             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.152         $0.910             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                575            257             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.911         $0.941             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.153         $0.911             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 57             39             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           15

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $2.275         $2.025         $1.613         $1.397         $1.185
  Accumulation Unit Value at end of
   period                                 $1.328         $2.275         $2.025         $1.613         $1.397
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                131            317            360            173             36
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.275         $2.025         $1.613         $1.397         $1.150
  Accumulation Unit Value at end of
   period                                 $1.328         $2.275         $2.025         $1.613         $1.397
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                131            317            360            173             36
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $2.251         $2.007         $1.600         $1.388         $1.179
  Accumulation Unit Value at end of
   period                                 $1.312         $2.251         $2.007         $1.600         $1.388
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                366            430             96             91            120
AIM V.I. LARGE CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.073        $11.464        $10.759         $9.455             --
  Accumulation Unit Value at end of
   period                                 $7.955        $13.073        $11.464        $10.759             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                176            238            294              2             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.017        $11.432        $10.746         $9.453             --
  Accumulation Unit Value at end of
   period                                 $7.910        $13.017        $11.432        $10.746             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 61             78             58              2             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.999        $11.421        $10.741         $9.452             --
  Accumulation Unit Value at end of
   period                                 $7.894        $12.999        $11.421        $10.741             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             28             32             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.943        $11.390        $10.728         $9.450             --
  Accumulation Unit Value at end of
   period                                 $7.849        $12.943        $11.390        $10.728             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                133            170            189             11             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.943        $11.390        $10.728         $9.450             --
  Accumulation Unit Value at end of
   period                                 $7.849        $12.943        $11.390        $10.728             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                133            170            189             11             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.889        $11.359        $10.714         $9.447             --
  Accumulation Unit Value at end of
   period                                 $7.804        $12.889        $11.359        $10.714             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 92            100             96              2             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.889        $11.359        $10.714         $9.447             --
  Accumulation Unit Value at end of
   period                                 $7.804        $12.889        $11.359        $10.714             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 92            100             96              2             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.910         $0.941             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.150         $0.910             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20              1             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AIM V.I. LARGE CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

16                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.870        $11.348        $10.710         $9.446             --
  Accumulation Unit Value at end of
   period                                 $7.789        $12.870        $11.348        $10.710             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 37             40             40             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.834        $11.327        $10.701         $9.445             --
  Accumulation Unit Value at end of
   period                                 $7.759        $12.834        $11.327        $10.701             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                403            696            770            104             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.816        $11.317        $10.696         $9.444             --
  Accumulation Unit Value at end of
   period                                 $7.744        $12.816        $11.317        $10.696             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9             20             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.816        $11.317        $10.696         $9.444             --
  Accumulation Unit Value at end of
   period                                 $7.744        $12.816        $11.317        $10.696             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              9             20             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.761        $11.286        $10.683         $9.441             --
  Accumulation Unit Value at end of
   period                                 $7.700        $12.761        $11.286        $10.683             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             31             39             --             --
AIM V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.790         $1.657         $1.511         $1.424         $1.268
  Accumulation Unit Value at end of
   period                                 $1.262         $1.790         $1.657         $1.511         $1.424
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,521          9,208         10,011         11,670         11,964
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.773         $1.644         $1.501         $1.417         $1.264
  Accumulation Unit Value at end of
   period                                 $1.248         $1.773         $1.644         $1.501         $1.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,528          2,701          2,769          2,995          2,518
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.768         $1.640         $1.498         $1.414         $1.263
  Accumulation Unit Value at end of
   period                                 $1.244         $1.768         $1.640         $1.498         $1.414
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,507          2,055          2,049          2,216          2,408
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.751         $1.627         $1.488         $1.407         $1.258
  Accumulation Unit Value at end of
   period                                 $1.230         $1.751         $1.627         $1.488         $1.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,705         13,380         13,965         15,227         14,939
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.751         $1.627         $1.488         $1.407         $1.258
  Accumulation Unit Value at end of
   period                                 $1.230         $1.751         $1.627         $1.488         $1.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,705         13,380         13,965         15,227         14,939

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AIM V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.010         $1.152         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $1.268         $1.010         $1.152             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,928          6,227            477             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.008         $1.152         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $1.264         $1.008         $1.152             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,208          1,155            116             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.008         $1.152         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $1.263         $1.008         $1.152             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,735            889             75             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.006         $0.957             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.258         $1.006             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,315          2,484             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.006         $1.151         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $1.258         $1.006         $1.151             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,315          2,484             84             --             --

HARTFORD LIFE INSURANCE COMPANY                                           17

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.735         $1.614         $1.479         $1.400         $1.277
  Accumulation Unit Value at end of
   period                                 $1.217         $1.735         $1.614         $1.479         $1.400
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,554          6,386          5,982          5,700          4,562
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.735         $1.614         $1.479         $1.400         $1.254
  Accumulation Unit Value at end of
   period                                 $1.217         $1.735         $1.614         $1.479         $1.400
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,554          6,386          5,982          5,700          4,562
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.732         $1.613         $1.478         $1.401         $1.255
  Accumulation Unit Value at end of
   period                                 $1.214         $1.732         $1.613         $1.478         $1.401
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,298          1,571          1,918          2,315          2,025
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.719         $1.601         $1.469         $1.394         $1.272
  Accumulation Unit Value at end of
   period                                 $1.204         $1.719         $1.601         $1.469         $1.394
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             18,140         29,322         43,029         58,829         61,225
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.718         $1.602         $1.471         $1.395         $1.275
  Accumulation Unit Value at end of
   period                                 $1.203         $1.718         $1.602         $1.471         $1.395
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                624            848            687            923            902
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.718         $1.602         $1.471         $1.395         $1.252
  Accumulation Unit Value at end of
   period                                 $1.203         $1.718         $1.602         $1.471         $1.395
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                624            848            687            923            902
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.700         $1.587         $1.459         $1.387         $1.268
  Accumulation Unit Value at end of
   period                                 $1.188         $1.700         $1.587         $1.459         $1.387
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,262          1,272          1,731          2,108          2,010
AIM V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.906        $14.371        $12.409        $11.640        $10.789
  Accumulation Unit Value at end of
   period                                $10.096        $14.906        $14.371        $12.409        $11.640
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                171            105            104             69             68
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.812        $14.302        $12.368        $11.619        $10.786
  Accumulation Unit Value at end of
   period                                $10.018        $14.812        $14.302        $12.368        $11.619
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                114             67             53             22              7
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.781        $14.279        $12.354        $11.612        $10.784
  Accumulation Unit Value at end of
   period                                 $9.992        $14.781        $14.279        $12.354        $11.612
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 41             42             32             11              7

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.004         $0.955             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.254         $1.004             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,235          1,693             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.005         $0.957             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.255         $1.005             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,175            258             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.004         $0.957             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.252         $1.004             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                717             61             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AIM V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.287             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.789             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.287             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.786             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.286             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.784             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

18                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.688        $14.210        $12.314        $11.591        $10.781
  Accumulation Unit Value at end of
   period                                 $9.914        $14.688        $14.210        $12.314        $11.591
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                353            289            181             49             26
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.688        $14.210        $12.314        $11.591        $10.781
  Accumulation Unit Value at end of
   period                                 $9.914        $14.688        $14.210        $12.314        $11.591
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                353            289            181             49             26
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.596        $14.142        $12.273        $11.570        $11.062
  Accumulation Unit Value at end of
   period                                 $9.837        $14.596        $14.142        $12.273        $11.570
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                293            174             77             31             10
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.596        $14.142        $12.273        $11.570        $10.778
  Accumulation Unit Value at end of
   period                                 $9.837        $14.596        $14.142        $12.273        $11.570
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                293            174             77             31             10
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.565        $14.119        $12.259        $11.563        $10.777
  Accumulation Unit Value at end of
   period                                 $9.811        $14.565        $14.119        $12.259        $11.563
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 66             52             53             47             27
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.504        $14.074        $12.232        $11.549        $11.058
  Accumulation Unit Value at end of
   period                                 $9.760        $14.504        $14.074        $12.232        $11.549
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                306            438            390            317            296
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.473        $14.052        $12.219        $11.542        $11.056
  Accumulation Unit Value at end of
   period                                 $9.735        $14.473        $14.052        $12.219        $11.542
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             13             20             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.473        $14.052        $12.219        $11.542        $10.773
  Accumulation Unit Value at end of
   period                                 $9.735        $14.473        $14.052        $12.219        $11.542
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 29             13             20             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.382        $13.984        $12.178        $11.521        $11.051
  Accumulation Unit Value at end of
   period                                 $9.659        $14.382        $13.984        $12.178        $11.521
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 63             50             33             18              5
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.134        $13.451        $11.897        $11.054        $10.347
  Accumulation Unit Value at end of
   period                                 $9.824        $14.134        $13.451        $11.897        $11.054
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,310         10,498         11,161         11,995         12,637

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.286             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.781             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.286             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.781             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.285             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.778             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.285             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.777             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.284             --             --             --             --
  Accumulation Unit Value at end of
   period                                $10.773             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.619         $9.975        $10.064         $9.776        $10.000
  Accumulation Unit Value at end of
   period                                $10.347         $8.619         $9.975        $10.064         $9.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,735         10,608          5,605          2,838            876

HARTFORD LIFE INSURANCE COMPANY                                           19

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.955        $13.301        $11.781        $10.963        $10.277
  Accumulation Unit Value at end of
   period                                 $9.685        $13.955        $13.301        $11.781        $10.963
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,399          2,854          2,952          2,891          2,351
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.939        $13.293        $11.780        $10.968        $10.287
  Accumulation Unit Value at end of
   period                                 $9.670        $13.939        $13.293        $11.780        $10.968
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,251          1,401          1,478          1,541          1,626
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.763        $13.144        $11.666        $10.878        $10.218
  Accumulation Unit Value at end of
   period                                 $9.533        $13.763        $13.144        $11.666        $10.878
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,126          6,854          7,420          7,302          7,644
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.763        $13.144        $11.666        $10.878        $10.218
  Accumulation Unit Value at end of
   period                                 $9.533        $13.763        $13.144        $11.666        $10.878
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,126          6,854          7,420          7,302          7,644
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.933        $13.327        $11.846        $11.062        $10.476
  Accumulation Unit Value at end of
   period                                 $9.636        $13.933        $13.327        $11.846        $11.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,917          3,375          2,867          2,574          2,133
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.933        $13.327        $11.846        $11.062        $10.406
  Accumulation Unit Value at end of
   period                                 $9.636        $13.933        $13.327        $11.846        $11.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,917          3,375          2,867          2,574          2,133
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.614        $13.029        $11.587        $10.825        $10.189
  Accumulation Unit Value at end of
   period                                 $9.411        $13.614        $13.029        $11.587        $10.825
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                718            929          1,001            947            924
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.782        $13.203        $11.753        $10.992        $10.424
  Accumulation Unit Value at end of
   period                                 $9.518        $13.782        $13.203        $11.753        $10.992
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,333         13,201         16,838         20,810         23,147
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.504        $12.943        $11.527        $10.786        $10.233
  Accumulation Unit Value at end of
   period                                 $9.321        $13.504        $12.943        $11.527        $10.786
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                260            224            206            252            239
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.504        $12.943        $11.527        $10.786        $10.167
  Accumulation Unit Value at end of
   period                                 $9.321        $13.504        $12.943        $11.527        $10.786
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                260            224            206            252            239

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.574         $9.938        $10.042         $9.768        $10.000
  Accumulation Unit Value at end of
   period                                $10.277         $8.574         $9.938        $10.042         $9.768
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,288          1,717            969            584            175
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.586         $9.957        $10.271             --             --
  Accumulation Unit Value at end of
   period                                $10.287         $8.586         $9.957             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,590          1,348            600             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.541         $8.453             --             --             --
  Accumulation Unit Value at end of
   period                                $10.218         $8.541             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,364          1,796             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.541         $9.920        $10.247             --             --
  Accumulation Unit Value at end of
   period                                $10.218         $8.541         $9.920             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,364          1,796            288             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.712         $8.627             --             --             --
  Accumulation Unit Value at end of
   period                                $10.406         $8.712             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,018          1,333             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.534         $8.453             --             --             --
  Accumulation Unit Value at end of
   period                                $10.189         $8.534             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                526             81             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.528         $8.452             --             --             --
  Accumulation Unit Value at end of
   period                                $10.167         $8.528             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                223             69             --             --             --

20                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.634        $13.086        $11.673        $10.939        $10.393
  Accumulation Unit Value at end of
   period                                 $9.396        $13.634        $13.086        $11.673        $10.939
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                717            927            881            893            878
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.225         $1.218         $1.052         $0.994         $0.919
  Accumulation Unit Value at end of
   period                                 $0.767         $1.225         $1.218         $1.052         $0.994
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             68,084         81,037         89,462         98,245        102,855
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.213         $1.208         $1.045         $0.989         $0.916
  Accumulation Unit Value at end of
   period                                 $0.758         $1.213         $1.208         $1.045         $0.989
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,150         16,818         17,576         17,788         15,747
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.209         $1.204         $1.042         $0.988         $0.914
  Accumulation Unit Value at end of
   period                                 $0.756         $1.209         $1.204         $1.042         $0.988
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,834         16,599         18,078         19,223         20,095
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.198         $1.194         $1.035         $0.982         $0.911
  Accumulation Unit Value at end of
   period                                 $0.747         $1.198         $1.194         $1.035         $0.982
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             53,009         73,950         85,562         92,350         94,254
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.198         $1.194         $1.035         $0.982         $0.911
  Accumulation Unit Value at end of
   period                                 $0.747         $1.198         $1.194         $1.035         $0.982
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             53,009         73,950         85,562         92,350         94,254
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.186         $1.185         $1.028         $0.977         $0.924
  Accumulation Unit Value at end of
   period                                 $0.739         $1.186         $1.185         $1.028         $0.977
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             39,160         31,746         26,879         26,200         22,690
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.186         $1.185         $1.028         $0.977         $0.908
  Accumulation Unit Value at end of
   period                                 $0.739         $1.186         $1.185         $1.028         $0.977
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             39,160         31,746         26,879         26,200         22,690
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.185         $1.184         $1.028         $0.978         $0.908
  Accumulation Unit Value at end of
   period                                 $0.738         $1.185         $1.184         $1.028         $0.978
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,738          7,173          7,936          9,173          8,765
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.174         $1.175         $1.021         $0.972         $0.920
  Accumulation Unit Value at end of
   period                                 $0.731         $1.174         $1.175         $1.021         $0.972
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             68,400        106,629        151,145        217,155        240,211

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.713         $0.940         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.919         $0.713         $0.940             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            100,920         74,286         14,848             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.711         $0.939         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.916         $0.711         $0.939             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,040         10,202          2,240             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.711         $0.939         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.914         $0.711         $0.939             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             19,509         16,902          5,341             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.709         $0.695             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.911         $0.709             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             91,584         26,995             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.709         $0.938         $1.000             --             --
  Accumulation Unit Value at end of
   period                                 $0.911         $0.709         $0.938             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             91,584         26,995          2,228             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.708         $0.694             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.908         $0.708             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             21,564         11,394             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.709         $0.695             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.908         $0.709             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,011          1,398             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           21

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.175         $1.176         $1.023         $0.974         $0.922
  Accumulation Unit Value at end of
   period                                 $0.731         $1.175         $1.176         $1.023         $0.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,733          3,732          3,643          4,282          4,011
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.175         $1.176         $1.023         $0.974         $0.906
  Accumulation Unit Value at end of
   period                                 $0.731         $1.175         $1.176         $1.023         $0.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,733          3,732          3,643          4,282          4,011
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.162         $1.165         $1.014         $0.967         $0.917
  Accumulation Unit Value at end of
   period                                 $0.721         $1.162         $1.165         $1.014         $0.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,113          8,066          9,019         10,628         11,141
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.295        $14.029        $13.298        $13.275        $12.734
  Accumulation Unit Value at end of
   period                                $12.778        $14.295        $14.029        $13.298        $13.275
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,729          5,919          6,334          6,532          7,294
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.114        $13.872        $13.169        $13.166        $12.648
  Accumulation Unit Value at end of
   period                                $12.598        $14.114        $13.872        $13.169        $13.166
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,425          1,505          1,438          1,340          1,087
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.098        $13.864        $13.168        $13.171        $12.660
  Accumulation Unit Value at end of
   period                                $12.578        $14.098        $13.864        $13.168        $13.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                818            959            968          1,021          1,100
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.920        $13.709        $13.040        $13.063        $12.575
  Accumulation Unit Value at end of
   period                                $12.400        $13.920        $13.709        $13.040        $13.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,779          4,754          4,488          4,371          4,454
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.920        $13.709        $13.040        $13.063        $12.575
  Accumulation Unit Value at end of
   period                                $12.400        $13.920        $13.709        $13.040        $13.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,779          4,754          4,488          4,371          4,454
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.296        $13.115        $12.494        $12.534        $12.172
  Accumulation Unit Value at end of
   period                                $11.826        $13.296        $13.115        $12.494        $12.534
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,747          2,423          1,932          1,794          1,570
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.296        $13.115        $12.494        $12.534        $12.084
  Accumulation Unit Value at end of
   period                                $11.826        $13.296        $13.115        $12.494        $12.534
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,747          2,423          1,932          1,794          1,570

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.708         $0.695             --             --             --
  Accumulation Unit Value at end of
   period                                 $0.906         $0.708             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,364            805             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.448        $11.158        $10.463        $10.106        $10.000
  Accumulation Unit Value at end of
   period                                $12.734        $11.448        $11.158        $10.463        $10.106
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,042          7,210          3,759          1,319            261
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.388        $11.117        $10.440        $10.098        $10.000
  Accumulation Unit Value at end of
   period                                $12.648        $11.388        $11.117        $10.440        $10.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,196          1,172            707            302             74
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.405        $11.138        $10.750             --             --
  Accumulation Unit Value at end of
   period                                $12.660        $11.405        $11.138             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,170          1,139            691             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.345        $10.598             --             --             --
  Accumulation Unit Value at end of
   period                                $12.575        $11.345             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,596          1,516             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.345        $11.096        $10.724             --             --
  Accumulation Unit Value at end of
   period                                $12.575        $11.345        $11.096             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,596          1,516            270             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.918        $10.206             --             --             --
  Accumulation Unit Value at end of
   period                                $12.084        $10.918             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,729          1,431             --             --             --

22                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.770        $13.589        $12.951        $13.000        $12.539
  Accumulation Unit Value at end of
   period                                $12.241        $13.770        $13.589        $12.951        $13.000
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                363            507            478            438            410
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.153        $12.993        $12.396        $12.455        $12.112
  Accumulation Unit Value at end of
   period                                $11.681        $13.153        $12.993        $12.396        $12.455
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,455          9,003         10,454         12,481         13,128
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.658        $13.499        $12.885        $12.953        $12.602
  Accumulation Unit Value at end of
   period                                $12.124        $13.658        $13.499        $12.885        $12.953
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                202            210            176            169            169
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.658        $13.499        $12.885        $12.953        $12.513
  Accumulation Unit Value at end of
   period                                $12.124        $13.658        $13.499        $12.885        $12.953
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                202            210            176            169            169
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.011        $12.878        $12.311        $12.395        $12.075
  Accumulation Unit Value at end of
   period                                $11.532        $13.011        $12.878        $12.311        $12.395
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                586            652            586            544            536
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.992        $10.205        $10.027             --             --
  Accumulation Unit Value at end of
   period                                $11.217        $10.992        $10.205             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                699            197             20             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.972        $10.202        $10.026             --             --
  Accumulation Unit Value at end of
   period                                $11.179        $10.972        $10.202             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                253             98             35             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.965        $10.201        $10.025             --             --
  Accumulation Unit Value at end of
   period                                $11.167        $10.965        $10.201             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 78             36              1             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.944        $10.197        $10.024             --             --
  Accumulation Unit Value at end of
   period                                $11.129        $10.944        $10.197             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                870            325              9             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.944        $10.197        $10.024             --             --
  Accumulation Unit Value at end of
   period                                $11.129        $10.944        $10.197             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                870            325              9             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.335        $10.598             --             --             --
  Accumulation Unit Value at end of
   period                                $12.539        $11.335             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                330             45             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.328        $10.598             --             --             --
  Accumulation Unit Value at end of
   period                                $12.513        $11.328             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                184             64             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           23

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.924        $10.193        $10.023             --             --
  Accumulation Unit Value at end of
   period                                $11.092        $10.924        $10.193             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                768            126             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.924        $10.193        $10.023             --             --
  Accumulation Unit Value at end of
   period                                $11.092        $10.924        $10.193             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                768            126             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.917        $10.192        $10.022             --             --
  Accumulation Unit Value at end of
   period                                $11.079        $10.917        $10.192             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 89             41              4             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.904        $10.189        $10.021             --             --
  Accumulation Unit Value at end of
   period                                $11.055        $10.904        $10.189             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                848            528             90             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.897        $10.188        $10.021             --             --
  Accumulation Unit Value at end of
   period                                $11.042        $10.897        $10.188             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71             26             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.897        $10.188        $10.021             --             --
  Accumulation Unit Value at end of
   period                                $11.042        $10.897        $10.188             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71             26             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.877        $10.185        $10.020             --             --
  Accumulation Unit Value at end of
   period                                $11.005        $10.877        $10.185             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                124             37              1             --             --
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.129        $10.917         $9.990             --             --
  Accumulation Unit Value at end of
   period                                 $7.036        $12.129        $10.917             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                992          1,029            759             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.097        $10.905         $9.989             --             --
  Accumulation Unit Value at end of
   period                                 $7.007        $12.097        $10.905             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                600            479            201             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.087        $10.901         $9.989             --             --
  Accumulation Unit Value at end of
   period                                 $6.998        $12.087        $10.901             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                306            299            226             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

24                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.055        $10.889         $9.988             --             --
  Accumulation Unit Value at end of
   period                                 $6.969        $12.055        $10.889             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,666          1,385            627             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.055        $10.889         $9.988             --             --
  Accumulation Unit Value at end of
   period                                 $6.969        $12.055        $10.889             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,666          1,385            627             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.024        $10.877         $9.986             --             --
  Accumulation Unit Value at end of
   period                                 $6.941        $12.024        $10.877             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,451            965            446             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.024        $10.877         $9.986             --             --
  Accumulation Unit Value at end of
   period                                 $6.941        $12.024        $10.877             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,451            965            446             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.013        $10.872         $9.986             --             --
  Accumulation Unit Value at end of
   period                                 $6.931        $12.013        $10.872             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                114             89             69             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.993        $10.864         $9.985             --             --
  Accumulation Unit Value at end of
   period                                 $6.912        $11.993        $10.864             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,150          1,475          1,050             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.982        $10.860         $9.985             --             --
  Accumulation Unit Value at end of
   period                                 $6.903        $11.982        $10.860             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 86             70             24             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.982        $10.860         $9.985             --             --
  Accumulation Unit Value at end of
   period                                 $6.903        $11.982        $10.860             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 86             70             24             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.951        $10.848         $9.984             --             --
  Accumulation Unit Value at end of
   period                                 $6.874        $11.951        $10.848             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                221            218             94             --             --
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.985        $15.880        $13.373        $11.888        $10.623
  Accumulation Unit Value at end of
   period                                $10.926        $17.985        $15.880        $13.373        $11.888
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,164          3,999          4,646          4,933          5,225

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.963         $9.461        $11.184        $13.980        $10.000
  Accumulation Unit Value at end of
   period                                $10.623         $7.963         $9.461        $11.184        $13.980
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,495          5,238          4,519          3,122            643

HARTFORD LIFE INSURANCE COMPANY                                           25

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.757        $15.703        $13.243        $11.790        $10.551
  Accumulation Unit Value at end of
   period                                $10.772        $17.757        $15.703        $13.243        $11.790
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                750            851            865            869            761
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.738        $15.693        $13.242        $11.795        $10.561
  Accumulation Unit Value at end of
   period                                $10.755        $17.738        $15.693        $13.242        $11.795
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                435            545            570            603            588
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.513        $15.518        $13.113        $11.698        $10.490
  Accumulation Unit Value at end of
   period                                $10.602        $17.513        $15.518        $13.113        $11.698
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,357          1,953          2,172          2,256          2,263
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.513        $15.518        $13.113        $11.698        $10.490
  Accumulation Unit Value at end of
   period                                $10.602        $17.513        $15.518        $13.113        $11.698
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,357          1,953          2,172          2,256          2,263
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.503        $11.983        $10.141         $9.060         $8.252
  Accumulation Unit Value at end of
   period                                 $8.163        $13.503        $11.983        $10.141         $9.060
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,887          1,674          1,486          1,278          1,008
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.503        $11.983        $10.141         $9.060         $8.137
  Accumulation Unit Value at end of
   period                                 $8.163        $13.503        $11.983        $10.141         $9.060
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,887          1,674          1,486          1,278          1,008
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.324        $15.381        $13.024        $11.642        $10.460
  Accumulation Unit Value at end of
   period                                $10.467        $17.324        $15.381        $13.024        $11.642
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                198            274            285            292            227
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.357        $11.871        $10.062         $9.003         $8.211
  Accumulation Unit Value at end of
   period                                 $8.062        $13.357        $11.871        $10.062         $9.003
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,752          4,371          5,935          8,296          8,807
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.184        $15.280        $12.957        $11.599        $10.584
  Accumulation Unit Value at end of
   period                                $10.367        $17.184        $15.280        $12.957        $11.599
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                109             82             92             67             56
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.184        $15.280        $12.957        $11.599        $10.438
  Accumulation Unit Value at end of
   period                                $10.367        $17.184        $15.280        $12.957        $11.599
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                109             82             92             67             56

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.922         $9.425        $11.159        $13.970        $10.000
  Accumulation Unit Value at end of
   period                                $10.551         $7.922         $9.425        $11.159        $13.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                736            771            740            628            122
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.933         $9.443        $11.821             --             --
  Accumulation Unit Value at end of
   period                                $10.561         $7.933         $9.443             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                620            594            392             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.891         $7.351             --             --             --
  Accumulation Unit Value at end of
   period                                $10.490         $7.891             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,050            556             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.891         $9.408        $11.793             --             --
  Accumulation Unit Value at end of
   period                                $10.490         $7.891         $9.408             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,050            556            128             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.130         $5.714             --             --             --
  Accumulation Unit Value at end of
   period                                 $8.137         $6.130             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                991            780             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $7.885         $7.350             --             --             --
  Accumulation Unit Value at end of
   period                                $10.460         $7.885             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                139             25             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.880         $7.350             --             --             --
  Accumulation Unit Value at end of
   period                                $10.438         $7.880             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36             10             --             --             --

26                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.213        $11.767         $9.993         $8.959         $8.186
  Accumulation Unit Value at end of
   period                                 $7.959        $13.213        $11.767         $9.993         $8.959
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                192            234            326            410            414
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $25.430        $21.238        $17.361        $14.045        $11.783
  Accumulation Unit Value at end of
   period                                $11.655        $25.430        $21.238        $17.361        $14.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,330          1,669          1,957          2,147          2,302
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $25.108        $21.000        $17.193        $13.930        $11.704
  Accumulation Unit Value at end of
   period                                $11.490        $25.108        $21.000        $17.193        $13.930
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                281            364            383            397            371
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $25.081        $20.988        $17.191        $13.936        $11.714
  Accumulation Unit Value at end of
   period                                $11.472        $25.081        $20.988        $17.191        $13.936
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                231            286            314            333            300
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.763        $20.753        $17.024        $13.821        $11.635
  Accumulation Unit Value at end of
   period                                $11.309        $24.763        $20.753        $17.024        $13.821
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                661            926            995          1,005          1,002
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $24.763        $20.753        $17.024        $13.821        $11.635
  Accumulation Unit Value at end of
   period                                $11.309        $24.763        $20.753        $17.024        $13.821
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                661            926            995          1,005          1,002
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.162        $15.244        $12.524        $10.183         $8.937
  Accumulation Unit Value at end of
   period                                 $8.282        $18.162        $15.244        $12.524        $10.183
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,144          1,121          1,004            839            550
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.162        $15.244        $12.524        $10.183         $8.585
  Accumulation Unit Value at end of
   period                                 $8.282        $18.162        $15.244        $12.524        $10.183
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,144          1,121          1,004            839            550
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $24.496        $20.571        $16.909        $13.754        $11.602
  Accumulation Unit Value at end of
   period                                $11.165        $24.496        $20.571        $16.909        $13.754
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 76            102            110            127            104
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.966        $15.102        $12.426        $10.118         $8.893
  Accumulation Unit Value at end of
   period                                 $8.180        $17.966        $15.102        $12.426        $10.118
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,236          2,227          3,306          3,978          4,011

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.783         $9.750        $11.346        $13.784        $10.000
  Accumulation Unit Value at end of
   period                                $11.783         $7.783         $9.750        $11.346        $13.784
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,491          2,381          2,124          1,650            406
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.742         $9.714        $11.321        $13.774             --
  Accumulation Unit Value at end of
   period                                $11.704         $7.742         $9.714        $11.321             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                384            376            352            337             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.753         $9.732        $11.843             --             --
  Accumulation Unit Value at end of
   period                                $11.714         $7.753         $9.732             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                292            268            113             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.712         $7.658             --             --             --
  Accumulation Unit Value at end of
   period                                $11.635         $7.712             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                915            228             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.712         $9.696        $11.815             --             --
  Accumulation Unit Value at end of
   period                                $11.635         $7.712         $9.696             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                915            228             48             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.699         $5.662             --             --             --
  Accumulation Unit Value at end of
   period                                 $8.585         $5.699             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                486            332             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $7.706         $7.658             --             --             --
  Accumulation Unit Value at end of
   period                                $11.602         $7.706             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 44              7             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           27

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $24.298        $20.435        $16.822        $13.705        $12.050
  Accumulation Unit Value at end of
   period                                $11.058        $24.298        $20.435        $16.822        $13.705
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 65             63             67             72             56
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $24.298        $20.435        $16.822        $13.705        $11.578
  Accumulation Unit Value at end of
   period                                $11.058        $24.298        $20.435        $16.822        $13.705
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 65             63             67             72             56
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.772        $14.969        $12.341        $10.069         $8.866
  Accumulation Unit Value at end of
   period                                 $8.076        $17.772        $14.969        $12.341        $10.069
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                100            151            164            214            206
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.008        $14.449        $13.294        $11.603        $10.460
  Accumulation Unit Value at end of
   period                                 $8.844        $16.008        $14.449        $13.294        $11.603
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,911         18,009         20,920         22,833         24,942
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.805        $14.287        $13.165        $11.508        $10.389
  Accumulation Unit Value at end of
   period                                 $8.719        $15.805        $14.287        $13.165        $11.508
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,128          4,673          4,883          4,837          4,071
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.788        $14.279        $13.164        $11.512        $10.399
  Accumulation Unit Value at end of
   period                                 $8.705        $15.788        $14.279        $13.164        $11.512
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,886          3,307          3,619          3,878          4,110
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.587        $14.119        $13.036        $11.418        $10.329
  Accumulation Unit Value at end of
   period                                 $8.582        $15.587        $14.119        $13.036        $11.418
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,931         11,624         12,728         13,300         13,743
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.587        $14.119        $13.036        $11.418        $10.329
  Accumulation Unit Value at end of
   period                                 $8.582        $15.587        $14.119        $13.036        $11.418
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,931         11,624         12,728         13,300         13,743
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.767         $9.767         $9.032         $7.922         $7.354
  Accumulation Unit Value at end of
   period                                 $5.919        $10.767         $9.767         $9.032         $7.922
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,866         10,065          9,127          7,847          6,454
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.767         $9.767         $9.032         $7.922         $7.177
  Accumulation Unit Value at end of
   period                                 $5.919        $10.767         $9.767         $9.032         $7.922
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             11,866         10,065          9,127          7,847          6,454

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.701         $7.657             --             --             --
  Accumulation Unit Value at end of
   period                                $11.578         $7.701             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 40              7             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.753        $10.408        $12.896        $12.518        $10.000
  Accumulation Unit Value at end of
   period                                $10.460         $7.753        $10.408        $12.896        $12.518
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             26,276         24,103         19,033         11,140          3,037
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.713        $10.369        $12.867        $12.508             --
  Accumulation Unit Value at end of
   period                                $10.389         $7.713        $10.369        $12.867             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,159          3,937          3,664          2,733             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.723        $10.389        $13.686             --             --
  Accumulation Unit Value at end of
   period                                $10.399         $7.723        $10.389             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,258          4,161          2,644             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.683         $6.973             --             --             --
  Accumulation Unit Value at end of
   period                                $10.329         $7.683             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,313          4,042             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.683        $10.350        $13.654             --             --
  Accumulation Unit Value at end of
   period                                $10.329         $7.683        $10.350             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,313          4,042          1,151             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.347         $4.856             --             --             --
  Accumulation Unit Value at end of
   period                                 $7.177         $5.347             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,612          5,141             --             --             --

28                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.419        $13.995        $12.948        $11.363        $10.299
  Accumulation Unit Value at end of
   period                                 $8.472        $15.419        $13.995        $12.948        $11.363
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,056          1,332          1,531          1,662          1,504
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.651         $9.676         $8.961         $7.872         $7.317
  Accumulation Unit Value at end of
   period                                 $5.846        $10.651         $9.676         $8.961         $7.872
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             23,237         35,545         49,943         66,244         71,488
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.295        $13.903        $12.881        $11.322        $10.528
  Accumulation Unit Value at end of
   period                                 $8.391        $15.295        $13.903        $12.881        $11.322
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                443            450            473            499            556
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.295        $13.903        $12.881        $11.322        $10.277
  Accumulation Unit Value at end of
   period                                 $8.391        $15.295        $13.903        $12.881        $11.322
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                443            450            473            499            556
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.536         $9.591         $8.900         $7.834         $7.295
  Accumulation Unit Value at end of
   period                                 $5.771        $10.536         $9.591         $8.900         $7.834
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,009          2,339          2,534          2,744          2,673
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.512        $14.010        $12.333        $11.817        $10.857
  Accumulation Unit Value at end of
   period                                 $8.894        $14.512        $14.010        $12.333        $11.817
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             20,071         24,659         28,171         31,215         34,168
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.328        $13.853        $12.213        $11.720        $10.784
  Accumulation Unit Value at end of
   period                                 $8.768        $14.328        $13.853        $12.213        $11.720
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,345          5,987          6,223          6,116          5,305
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.312        $13.845        $12.212        $11.725        $10.794
  Accumulation Unit Value at end of
   period                                 $8.754        $14.312        $13.845        $12.212        $11.725
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,457          4,009          4,381          4,712          4,962
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.131        $13.690        $12.093        $11.628        $10.721
  Accumulation Unit Value at end of
   period                                 $8.630        $14.131        $13.690        $12.093        $11.628
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,170         13,871         15,372         16,401         16,915
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.131        $13.690        $12.093        $11.628        $10.721
  Accumulation Unit Value at end of
   period                                 $8.630        $14.131        $13.690        $12.093        $11.628
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,170         13,871         15,372         16,401         16,915

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $7.676         $6.973             --             --             --
  Accumulation Unit Value at end of
   period                                $10.299         $7.676             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                947            185             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.672         $6.973             --             --             --
  Accumulation Unit Value at end of
   period                                $10.277         $7.672             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                513            125             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.314        $10.326        $10.210         $9.591        $10.000
  Accumulation Unit Value at end of
   period                                $10.857         $8.314        $10.326        $10.210         $9.591
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             35,833         33,195         24,729         13,461          3,468
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.271        $10.287        $10.187         $9.584             --
  Accumulation Unit Value at end of
   period                                $10.784         $8.271        $10.287        $10.187             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,423          5,282          4,531          3,364             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.282        $10.307        $10.623             --             --
  Accumulation Unit Value at end of
   period                                $10.794         $8.282        $10.307             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,177          5,059          3,285             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.239         $7.822             --             --             --
  Accumulation Unit Value at end of
   period                                $10.721         $8.239             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             16,233          5,126             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.239        $10.268        $10.598             --             --
  Accumulation Unit Value at end of
   period                                $10.721         $8.239        $10.268             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             16,233          5,126          1,336             --             --

HARTFORD LIFE INSURANCE COMPANY                                           29

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.186        $13.764        $12.177        $11.726        $11.053
  Accumulation Unit Value at end of
   period                                 $8.651        $14.186        $13.764        $12.177        $11.726
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,812          7,409          6,619          5,898          4,822
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.186        $13.764        $12.177        $11.726        $10.828
  Accumulation Unit Value at end of
   period                                 $8.651        $14.186        $13.764        $12.177        $11.726
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,812          7,409          6,619          5,898          4,822
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.979        $13.570        $12.011        $11.572        $10.691
  Accumulation Unit Value at end of
   period                                 $8.520        $13.979        $13.570        $12.011        $11.572
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,163          1,459          1,660          1,771          1,626
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.033        $13.636        $12.081        $11.652        $10.998
  Accumulation Unit Value at end of
   period                                 $8.544        $14.033        $13.636        $12.081        $11.652
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,982         22,970         31,371         41,803         45,391
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.866        $13.480        $11.949        $11.531        $10.889
  Accumulation Unit Value at end of
   period                                 $8.438        $13.866        $13.480        $11.949        $11.531
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                522            545            545            618            662
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.866        $13.480        $11.949        $11.531        $10.668
  Accumulation Unit Value at end of
   period                                 $8.438        $13.866        $13.480        $11.949        $11.531
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                522            545            545            618            662
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.881        $13.516        $11.999        $11.596        $10.965
  Accumulation Unit Value at end of
   period                                 $8.435        $13.881        $13.516        $11.999        $11.596
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,404          1,613          1,688          1,782          1,818
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.460        $16.442        $14.014        $11.697         $9.941
  Accumulation Unit Value at end of
   period                                $11.106        $19.460        $16.442        $14.014        $11.697
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,202          4,988          5,874          6,360          6,881
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.213        $16.258        $13.878        $11.600         $9.874
  Accumulation Unit Value at end of
   period                                $10.949        $19.213        $16.258        $13.878        $11.600
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,234          1,385          1,440          1,359          1,080
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.192        $16.248        $13.877        $11.605         $9.883
  Accumulation Unit Value at end of
   period                                $10.931        $19.192        $16.248        $13.877        $11.605
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                775            919          1,001          1,036          1,092

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.333         $7.917             --             --             --
  Accumulation Unit Value at end of
   period                                $10.828         $8.333             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,804          3,669             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.232         $7.822             --             --             --
  Accumulation Unit Value at end of
   period                                $10.691         $8.232             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,020            182             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.227         $7.822             --             --             --
  Accumulation Unit Value at end of
   period                                $10.668         $8.227             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                598            164             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.476         $8.902        $11.269        $14.663        $10.000
  Accumulation Unit Value at end of
   period                                 $9.941         $7.476         $8.902        $11.269        $14.663
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,974          6,758          5,783          4,002            764
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.436         $8.869        $11.244        $14.652        $10.000
  Accumulation Unit Value at end of
   period                                 $9.874         $7.436         $8.869        $11.244        $14.652
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,048          1,055          1,016            861            212
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.447         $8.886        $11.668             --             --
  Accumulation Unit Value at end of
   period                                 $9.883         $7.447         $8.886             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,126          1,116            699             --             --

30                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.949        $16.067        $13.742        $11.510         $9.816
  Accumulation Unit Value at end of
   period                                $10.776        $18.949        $16.067        $13.742        $11.510
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,879          2,666          3,038          3,042          2,953
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.949        $16.067        $13.742        $11.510         $9.816
  Accumulation Unit Value at end of
   period                                $10.776        $18.949        $16.067        $13.742        $11.510
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,879          2,666          3,038          3,042          2,953
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.349        $12.185        $10.438         $8.755         $7.628
  Accumulation Unit Value at end of
   period                                 $8.148        $14.349        $12.185        $10.438         $8.755
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,078          2,764          2,502          2,045          1,400
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.349        $12.185        $10.438         $8.755         $7.478
  Accumulation Unit Value at end of
   period                                 $8.148        $14.349        $12.185        $10.438         $8.755
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,078          2,764          2,502          2,045          1,400
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.745        $15.925        $13.649        $11.454         $9.789
  Accumulation Unit Value at end of
   period                                $10.639        $18.745        $15.925        $13.649        $11.454
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                262            324            345            391            341
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.194        $12.071        $10.356         $8.699         $7.590
  Accumulation Unit Value at end of
   period                                 $8.048        $14.194        $12.071        $10.356         $8.699
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,033          6,673          9,281         11,331         11,684
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.593        $15.820        $13.579        $11.413         $9.962
  Accumulation Unit Value at end of
   period                                $10.537        $18.593        $15.820        $13.579        $11.413
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                132            157            178            163            148
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.593        $15.820        $13.579        $11.413         $9.768
  Accumulation Unit Value at end of
   period                                $10.537        $18.593        $15.820        $13.579        $11.413
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                132            157            178            163            148
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.041        $11.965        $10.285         $8.657         $7.567
  Accumulation Unit Value at end of
   period                                 $7.945        $14.041        $11.965        $10.285         $8.657
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                339            377            382            451            470
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $28.781        $22.076        $16.884        $14.181        $12.105
  Accumulation Unit Value at end of
   period                                $16.354        $28.781        $22.076        $16.884        $14.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,089          1,336          1,408          1,438          1,415

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.408         $7.180             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.816         $7.408             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,790            910             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $7.408         $8.853        $11.640             --             --
  Accumulation Unit Value at end of
   period                                 $9.816         $7.408         $8.853             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,790            910            199             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.652         $5.482             --             --             --
  Accumulation Unit Value at end of
   period                                 $7.478         $5.652             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,129            907             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $7.402         $7.180             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.789         $7.402             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                119             17             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.397         $7.180             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.768         $7.397             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 88             26             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.820         $9.482        $10.037        $11.659        $10.000
  Accumulation Unit Value at end of
   period                                $12.105         $8.820         $9.482        $10.037        $11.659
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,492          1,491          1,349          1,103            318

HARTFORD LIFE INSURANCE COMPANY                                           31

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $28.416        $21.829        $16.720        $14.064        $12.024
  Accumulation Unit Value at end of
   period                                $16.122        $28.416        $21.829        $16.720        $14.064
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                245            322            323            280            207
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $28.385        $21.816        $16.718        $14.070        $12.034
  Accumulation Unit Value at end of
   period                                $16.097        $28.385        $21.816        $16.718        $14.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                116            144            154            122            107
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $28.026        $21.572        $16.556        $13.954        $11.953
  Accumulation Unit Value at end of
   period                                $15.869        $28.026        $21.572        $16.556        $13.954
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                459            594            625            693            564
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $28.026        $21.572        $16.556        $13.954        $11.953
  Accumulation Unit Value at end of
   period                                $15.869        $28.026        $21.572        $16.556        $13.954
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                459            594            625            693            564
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.234        $20.223        $15.544        $13.121        $11.418
  Accumulation Unit Value at end of
   period                                $14.832        $26.234        $20.223        $15.544        $13.121
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                680            670            548            423            253
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.234        $20.223        $15.544        $13.121        $11.257
  Accumulation Unit Value at end of
   period                                $14.832        $26.234        $20.223        $15.544        $13.121
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                680            670            548            423            253
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $27.724        $21.382        $16.443        $13.887        $11.920
  Accumulation Unit Value at end of
   period                                $15.667        $27.724        $21.382        $16.443        $13.887
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 77            119            108             93             72
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $25.950        $20.034        $15.422        $13.038        $11.361
  Accumulation Unit Value at end of
   period                                $14.650        $25.950        $20.034        $15.422        $13.038
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                732          1,138          1,513          1,577          1,380
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $27.499        $21.241        $16.359        $13.837        $12.063
  Accumulation Unit Value at end of
   period                                $15.517        $27.499        $21.241        $16.359        $13.837
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 43             44             40             68             43
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $27.499        $21.241        $16.359        $13.837        $11.894
  Accumulation Unit Value at end of
   period                                $15.517        $27.499        $21.241        $16.359        $13.837
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 43             44             40             68             43

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.774         $9.446        $10.014        $11.649        $10.000
  Accumulation Unit Value at end of
   period                                $12.024         $8.774         $9.446        $10.014        $11.649
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                200            211            190            166             43
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.786         $9.464        $10.525             --             --
  Accumulation Unit Value at end of
   period                                $12.034         $8.786         $9.464             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 98             94             53             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.740         $8.500             --             --             --
  Accumulation Unit Value at end of
   period                                $11.953         $8.740             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                467             88             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.740         $9.429        $10.500             --             --
  Accumulation Unit Value at end of
   period                                $11.953         $8.740         $9.429             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                467             88             17             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.243         $8.021             --             --             --
  Accumulation Unit Value at end of
   period                                $11.257         $8.243             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                256            206             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.733         $8.500             --             --             --
  Accumulation Unit Value at end of
   period                                $11.920         $8.733             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25              2             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.727         $8.500             --             --             --
  Accumulation Unit Value at end of
   period                                $11.894         $8.727             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30              2             --             --             --

32                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $25.671        $19.858        $15.317        $12.975        $11.327
  Accumulation Unit Value at end of
   period                                $14.463        $25.671        $19.858        $15.317        $12.975
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 81            101             79            106             85
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.252        $10.868        $10.476         $9.408             --
  Accumulation Unit Value at end of
   period                                 $7.815        $12.252        $10.868        $10.476             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 73             85             42             28             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.200        $10.838        $10.463         $9.405             --
  Accumulation Unit Value at end of
   period                                 $7.770        $12.200        $10.838        $10.463             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 60             68             63             34             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.182        $10.828        $10.458         $9.404             --
  Accumulation Unit Value at end of
   period                                 $7.755        $12.182        $10.828        $10.458             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10              3              1              1             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.131        $10.798        $10.445         $9.402             --
  Accumulation Unit Value at end of
   period                                 $7.711        $12.131        $10.798        $10.445             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                121            118             44             32             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.131        $10.798        $10.445         $9.402             --
  Accumulation Unit Value at end of
   period                                 $7.711        $12.131        $10.798        $10.445             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                121            118             44             32             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.079        $10.769        $10.432         $9.400             --
  Accumulation Unit Value at end of
   period                                 $7.666        $12.079        $10.769        $10.432             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 96            109             81             45             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.079        $10.769        $10.432         $9.400             --
  Accumulation Unit Value at end of
   period                                 $7.666        $12.079        $10.769        $10.432             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 96            109             81             45             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.062        $10.759        $10.428         $9.399             --
  Accumulation Unit Value at end of
   period                                 $7.652        $12.062        $10.759        $10.428             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             11              4              5             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.028        $10.739        $10.419         $9.397             --
  Accumulation Unit Value at end of
   period                                 $7.622        $12.028        $10.739        $10.419             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                156            191            134            114             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           33

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.011        $10.729        $10.415         $9.396             --
  Accumulation Unit Value at end of
   period                                 $7.608        $12.011        $10.729        $10.415             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.011        $10.729        $10.415         $9.396             --
  Accumulation Unit Value at end of
   period                                 $7.608        $12.011        $10.729        $10.415             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.960        $10.700        $10.402         $9.394             --
  Accumulation Unit Value at end of
   period                                 $7.564        $11.960        $10.700        $10.402             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 50             61             38             15             --
FRANKLIN GLOBAL REAL ESTATE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $22.193        $28.440        $23.917        $21.374        $16.445
  Accumulation Unit Value at end of
   period                                $12.607        $22.193        $28.440        $23.917        $21.374
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                263            332            458            571            711
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $21.912        $28.122        $23.685        $21.198        $16.334
  Accumulation Unit Value at end of
   period                                $12.428        $21.912        $28.122        $23.685        $21.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32             43             59             70             94
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $21.888        $28.105        $23.683        $21.207        $16.349
  Accumulation Unit Value at end of
   period                                $12.409        $21.888        $28.105        $23.683        $21.207
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 38             54             59             77             89
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.611        $27.791        $23.453        $21.033        $16.239
  Accumulation Unit Value at end of
   period                                $12.233        $21.611        $27.791        $23.453        $21.033
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30             31             36             43             37
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $21.611        $27.791        $23.453        $21.033        $16.239
  Accumulation Unit Value at end of
   period                                $12.233        $21.611        $27.791        $23.453        $21.033
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30             31             36             43             37
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.574        $25.209        $21.306        $19.136        $15.299
  Accumulation Unit Value at end of
   period                                $11.063        $19.574        $25.209        $21.306        $19.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42             51             56             66             74
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.574        $25.209        $21.306        $19.136        $14.797
  Accumulation Unit Value at end of
   period                                $11.063        $19.574        $25.209        $21.306        $19.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42             51             56             66             74

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
FRANKLIN GLOBAL REAL ESTATE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.285        $12.205        $11.473         $8.842        $10.000
  Accumulation Unit Value at end of
   period                                $16.445        $12.285        $12.205        $11.473         $8.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                776            838            568            235             36
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.221        $12.160        $11.447         $8.835        $10.000
  Accumulation Unit Value at end of
   period                                $16.334        $12.221        $12.160        $11.447         $8.835
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                105            126             82             38              8
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.238        $12.183        $11.678             --             --
  Accumulation Unit Value at end of
   period                                $16.349        $12.238        $12.183             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 95            103             59             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.174        $12.164             --             --             --
  Accumulation Unit Value at end of
   period                                $16.239        $12.174             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36             38             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.174        $12.137        $11.650             --             --
  Accumulation Unit Value at end of
   period                                $16.239        $12.174        $12.137             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36             38             14             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.109        $11.107             --             --             --
  Accumulation Unit Value at end of
   period                                $14.797        $11.109             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 91             96             --             --             --

34                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $21.378        $27.547        $23.293        $20.931        $16.193
  Accumulation Unit Value at end of
   period                                $12.077        $21.378        $27.547        $23.293        $20.931
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --              1              2
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.362        $24.974        $21.139        $19.014        $15.223
  Accumulation Unit Value at end of
   period                                $10.927        $19.362        $24.974        $21.139        $19.014
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             25             45             75             84
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $21.205        $27.365        $23.174        $20.855        $16.704
  Accumulation Unit Value at end of
   period                                $11.961        $21.205        $27.365        $23.174        $20.855
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              6              4              4              3
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.205        $27.365        $23.174        $20.855        $16.159
  Accumulation Unit Value at end of
   period                                $11.961        $21.205        $27.365        $23.174        $20.855
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              6              4              4              3
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.154        $24.754        $20.995        $18.923        $15.177
  Accumulation Unit Value at end of
   period                                $10.788        $19.154        $24.754        $20.995        $18.923
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              5              4              6              9
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.111        $15.747        $13.505        $13.479        $12.006
  Accumulation Unit Value at end of
   period                                $11.176        $16.111        $15.747        $13.505        $13.479
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,913          2,190          2,116          1,953          1,678
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.975        $15.637        $13.431        $13.426        $11.976
  Accumulation Unit Value at end of
   period                                $11.064        $15.975        $15.637        $13.431        $13.426
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,858          2,143          1,904          1,431            408
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.930        $15.600        $13.407        $13.408        $11.966
  Accumulation Unit Value at end of
   period                                $11.027        $15.930        $15.600        $13.407        $13.408
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                384            440            424            353            304
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.795        $15.491        $13.333        $13.354        $11.936
  Accumulation Unit Value at end of
   period                                $10.918        $15.795        $15.491        $13.333        $13.354
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,948          4,952          3,954          3,407          2,942
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.795        $15.491        $13.333        $13.354        $11.936
  Accumulation Unit Value at end of
   period                                $10.918        $15.795        $15.491        $13.333        $13.354
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,948          4,952          3,954          3,407          2,942

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.164        $12.164             --             --             --
  Accumulation Unit Value at end of
   period                                $16.193        $12.164             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.156        $12.164             --             --             --
  Accumulation Unit Value at end of
   period                                $16.159        $12.156             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.243         $9.952             --             --             --
  Accumulation Unit Value at end of
   period                                $12.006         $9.243             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,206            327             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.234         $9.950             --             --             --
  Accumulation Unit Value at end of
   period                                $11.976         $9.234             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                239             73             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.231         $9.950             --             --             --
  Accumulation Unit Value at end of
   period                                $11.966         $9.231             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                258            120             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.222         $8.651             --             --             --
  Accumulation Unit Value at end of
   period                                $11.936         $9.222             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,549            359             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.222         $9.949             --             --             --
  Accumulation Unit Value at end of
   period                                $11.936         $9.222             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,549            359             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           35

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.661        $15.383        $13.260        $13.301        $12.055
  Accumulation Unit Value at end of
   period                                $10.809        $15.661        $15.383        $13.260        $13.301
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,434          4,510          3,795          2,662            773
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.661        $15.383        $13.260        $13.301        $11.906
  Accumulation Unit Value at end of
   period                                $10.809        $15.661        $15.383        $13.260        $13.301
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,434          4,510          3,795          2,662            773
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.624        $15.355        $13.242        $13.290        $11.902
  Accumulation Unit Value at end of
   period                                $10.778        $15.624        $15.355        $13.242        $13.290
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                616            807            747            669            593
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.528        $15.276        $13.187        $13.248        $12.023
  Accumulation Unit Value at end of
   period                                $10.701        $15.528        $15.276        $13.187        $13.248
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,839         10,866         13,357         14,887         14,826
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.498        $15.254        $13.174        $13.242        $12.023
  Accumulation Unit Value at end of
   period                                $10.675        $15.498        $15.254        $13.174        $13.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                256            209            159            132            147
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.498        $15.254        $13.174        $13.242        $11.877
  Accumulation Unit Value at end of
   period                                $10.675        $15.498        $15.254        $13.174        $13.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                256            209            159            132            147
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.361        $15.142        $13.097        $13.184        $11.987
  Accumulation Unit Value at end of
   period                                $10.565        $15.361        $15.142        $13.097        $13.184
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                732            936            843            638            456
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.604        $12.032        $11.003        $11.041        $10.374
  Accumulation Unit Value at end of
   period                                 $8.137        $12.604        $12.032        $11.003        $11.041
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                240            255            329            267            196
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.497        $11.948        $10.942        $10.997        $10.348
  Accumulation Unit Value at end of
   period                                 $8.056        $12.497        $11.948        $10.942        $10.997
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                304            334            326            224             48
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.462        $11.920        $10.922        $10.982        $10.339
  Accumulation Unit Value at end of
   period                                 $8.029        $12.462        $11.920        $10.922        $10.982
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             19             20             17              7

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.212         $8.647             --             --             --
  Accumulation Unit Value at end of
   period                                $11.906         $9.212             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                598            152             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.214         $8.650             --             --             --
  Accumulation Unit Value at end of
   period                                $11.902         $9.214             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                321             34             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.208         $8.650             --             --             --
  Accumulation Unit Value at end of
   period                                $11.877         $9.208             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                129             19             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.287        $10.018             --             --             --
  Accumulation Unit Value at end of
   period                                $10.374         $8.287             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 90             40             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.279        $10.017             --             --             --
  Accumulation Unit Value at end of
   period                                $10.348         $8.279             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14              1             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.276        $10.017             --             --             --
  Accumulation Unit Value at end of
   period                                $10.339         $8.276             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              2             --             --             --

36                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.356        $11.837        $10.862        $10.938        $10.313
  Accumulation Unit Value at end of
   period                                 $7.949        $12.356        $11.837        $10.862        $10.938
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                226            254            292            255            256
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.356        $11.837        $10.862        $10.938        $10.313
  Accumulation Unit Value at end of
   period                                 $7.949        $12.356        $11.837        $10.862        $10.938
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                226            254            292            255            256
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.252        $11.754        $10.803        $10.895        $10.471
  Accumulation Unit Value at end of
   period                                 $7.870        $12.252        $11.754        $10.803        $10.895
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                494            507            474            313             69
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.252        $11.754        $10.803        $10.895        $10.287
  Accumulation Unit Value at end of
   period                                 $7.870        $12.252        $11.754        $10.803        $10.895
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                494            507            474            313             69
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.223        $11.733        $10.788        $10.886        $10.284
  Accumulation Unit Value at end of
   period                                 $7.848        $12.223        $11.733        $10.788        $10.886
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 76             89            103            104             76
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.148        $11.672        $10.743        $10.851        $10.444
  Accumulation Unit Value at end of
   period                                 $7.792        $12.148        $11.672        $10.743        $10.851
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                595            966          1,302          1,496          1,435
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.124        $11.655        $10.733        $10.846        $10.444
  Accumulation Unit Value at end of
   period                                 $7.773        $12.124        $11.655        $10.733        $10.846
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             17             15             16             23
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.124        $11.655        $10.733        $10.846        $10.262
  Accumulation Unit Value at end of
   period                                 $7.773        $12.124        $11.655        $10.733        $10.846
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             17             15             16             23
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.017        $11.570        $10.670        $10.799        $10.413
  Accumulation Unit Value at end of
   period                                 $7.692        $12.017        $11.570        $10.670        $10.799
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             29             34             36             21
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.618        $11.813        $10.310         $9.707             --
  Accumulation Unit Value at end of
   period                                 $7.427        $11.618        $11.813        $10.310             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             22             30             21             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.267         $7.933             --             --             --
  Accumulation Unit Value at end of
   period                                $10.313         $8.267             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                183             23             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.267        $10.015             --             --             --
  Accumulation Unit Value at end of
   period                                $10.313         $8.267             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                183             23             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.259         $7.930             --             --             --
  Accumulation Unit Value at end of
   period                                $10.287         $8.259             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24              1             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.260         $7.932             --             --             --
  Accumulation Unit Value at end of
   period                                $10.284         $8.260             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17              2             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.255         $7.932             --             --             --
  Accumulation Unit Value at end of
   period                                $10.262         $8.255             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13              2             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           37

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.569        $11.780        $10.297         $9.704             --
  Accumulation Unit Value at end of
   period                                 $7.385        $11.569        $11.780        $10.297             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 69             49             38             22             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.552        $11.769        $10.293         $9.704             --
  Accumulation Unit Value at end of
   period                                 $7.370        $11.552        $11.769        $10.293             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             12              9              2             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.503        $11.737        $10.280         $9.701             --
  Accumulation Unit Value at end of
   period                                 $7.328        $11.503        $11.737        $10.280             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 43             54             39              8             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.503        $11.737        $10.280         $9.701             --
  Accumulation Unit Value at end of
   period                                 $7.328        $11.503        $11.737        $10.280             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 43             54             39              8             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.455        $11.705        $10.267         $9.699             --
  Accumulation Unit Value at end of
   period                                 $7.286        $11.455        $11.705        $10.267             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 70             59             38             13             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.455        $11.705        $10.267         $9.699             --
  Accumulation Unit Value at end of
   period                                 $7.286        $11.455        $11.705        $10.267             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 70             59             38             13             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.438        $11.694        $10.263         $9.698             --
  Accumulation Unit Value at end of
   period                                 $7.272        $11.438        $11.694        $10.263             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16              9              5              5             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.406        $11.673        $10.254         $9.696             --
  Accumulation Unit Value at end of
   period                                 $7.244        $11.406        $11.673        $10.254             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 59             73             57             23             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.390        $11.662        $10.250         $9.695             --
  Accumulation Unit Value at end of
   period                                 $7.230        $11.390        $11.662        $10.250             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.390        $11.662        $10.250         $9.695             --
  Accumulation Unit Value at end of
   period                                 $7.230        $11.390        $11.662        $10.250             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

38                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.341        $11.630        $10.237         $9.693             --
  Accumulation Unit Value at end of
   period                                 $7.189        $11.341        $11.630        $10.237             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6             11             13              4             --
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.969        $15.599        $13.507        $13.243        $12.099
  Accumulation Unit Value at end of
   period                                $10.761        $14.969        $15.599        $13.507        $13.243
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                639            834            958            862            652
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.865        $15.514        $13.453        $13.210        $12.087
  Accumulation Unit Value at end of
   period                                $10.669        $14.865        $15.514        $13.453        $13.210
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                724            813            777            548            142
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.830        $15.485        $13.435        $13.199        $12.083
  Accumulation Unit Value at end of
   period                                $10.639        $14.830        $15.485        $13.435        $13.199
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                105            142            162            142            134
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.726        $15.400        $13.381        $13.166        $12.071
  Accumulation Unit Value at end of
   period                                $10.549        $14.726        $15.400        $13.381        $13.166
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,306          1,634          1,212            896            816
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.726        $15.400        $13.381        $13.166        $12.071
  Accumulation Unit Value at end of
   period                                $10.549        $14.726        $15.400        $13.381        $13.166
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,306          1,634          1,212            896            816
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.624        $15.316        $13.328        $13.133        $12.197
  Accumulation Unit Value at end of
   period                                $10.460        $14.624        $15.316        $13.328        $13.133
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,482          1,557          1,366            820            228
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.624        $15.316        $13.328        $13.133        $12.059
  Accumulation Unit Value at end of
   period                                $10.460        $14.624        $15.316        $13.328        $13.133
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,482          1,557          1,366            820            228
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.589        $15.288        $13.310        $13.122        $12.055
  Accumulation Unit Value at end of
   period                                $10.430        $14.589        $15.288        $13.310        $13.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                201            230            288            251            191
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.522        $15.232        $13.274        $13.100        $12.183
  Accumulation Unit Value at end of
   period                                $10.371        $14.522        $15.232        $13.274        $13.100
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,152          3,507          4,675          4,576          4,395

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.941             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.099             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                225             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.941             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.087             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 73             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.941             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.083             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 85             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.941             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.071             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                457             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.941             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.071             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                457             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.941             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.059             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.941             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.055             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 51             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           39

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.488        $15.204        $13.257        $13.089        $12.179
  Accumulation Unit Value at end of
   period                                $10.342        $14.488        $15.204        $13.257        $13.089
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42             43             66             39             35
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.488        $15.204        $13.257        $13.089        $12.043
  Accumulation Unit Value at end of
   period                                $10.342        $14.488        $15.204        $13.257        $13.089
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42             43             66             39             35
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.387        $15.120        $13.204        $13.057        $12.165
  Accumulation Unit Value at end of
   period                                $10.254        $14.387        $15.120        $13.204        $13.057
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                269            331            313            236            109
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.252         $9.253             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.111         $9.252             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 52             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.248         $9.251             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.099         $9.248             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.247         $9.251             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.095         $9.247             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.243         $9.249             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.084         $9.243             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                121              4             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.243         $9.249             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.084         $9.243             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                121              4             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.239         $9.247             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.072         $9.239             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                106              1             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.239         $9.247             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.072         $9.239             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                106              1             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.941             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.043             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

40                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.238         $9.246             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.068         $9.238             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.235         $9.245             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.060         $9.235             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 97              3             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.234         $9.244             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.056         $9.234             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.234         $9.244             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.056         $9.234             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.230         $9.242             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.045         $9.230             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 44             --             --             --             --
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.872        $13.557        $12.649        $12.241        $11.136
  Accumulation Unit Value at end of
   period                                 $8.433        $14.872        $13.557        $12.649        $12.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,687          1,963          2,338          2,611          2,959
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.683        $13.406        $12.526        $12.141        $11.061
  Accumulation Unit Value at end of
   period                                 $8.313        $14.683        $13.406        $12.526        $12.141
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                433            498            551            557            567
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.667        $13.398        $12.525        $12.146        $11.071
  Accumulation Unit Value at end of
   period                                 $8.300        $14.667        $13.398        $12.525        $12.146
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                298            369            415            467            504
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.481        $13.248        $12.403        $12.046        $10.996
  Accumulation Unit Value at end of
   period                                 $8.183        $14.481        $13.248        $12.403        $12.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,128          1,575          1,793          1,863          2,155
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.481        $13.248        $12.403        $12.046        $10.996
  Accumulation Unit Value at end of
   period                                 $8.183        $14.481        $13.248        $12.403        $12.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,128          1,575          1,793          1,863          2,155

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.228        $11.700        $14.001        $16.658        $10.000
  Accumulation Unit Value at end of
   period                                $11.136         $8.228        $11.700        $14.001        $16.658
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,190          2,749          2,142          1,197            127
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.185        $11.657        $13.969        $16.645        $10.000
  Accumulation Unit Value at end of
   period                                $11.061         $8.185        $11.657        $13.969        $16.645
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                640            560            470            360             55
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.197        $11.679        $14.779             --             --
  Accumulation Unit Value at end of
   period                                $11.071         $8.197        $11.679             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                507            462            304             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.154         $7.552             --             --             --
  Accumulation Unit Value at end of
   period                                $10.996         $8.154             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,124            605             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.154        $11.635        $14.744             --             --
  Accumulation Unit Value at end of
   period                                $10.996         $8.154        $11.635             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,124            605            138             --             --

HARTFORD LIFE INSURANCE COMPANY                                           41

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.325         $7.627         $7.152         $6.956         $6.565
  Accumulation Unit Value at end of
   period                                 $4.697         $8.325         $7.627         $7.152         $6.956
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,669          1,362          1,329          1,313          1,404
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.325         $7.627         $7.152         $6.956         $6.360
  Accumulation Unit Value at end of
   period                                 $4.697         $8.325         $7.627         $7.152         $6.956
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,669          1,362          1,329          1,313          1,404
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.325        $13.131        $12.319        $11.988        $10.965
  Accumulation Unit Value at end of
   period                                 $8.078        $14.325        $13.131        $12.319        $11.988
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                142            152            171            179            214
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.235         $7.556         $7.096         $6.912         $6.532
  Accumulation Unit Value at end of
   period                                 $4.639         $8.235         $7.556         $7.096         $6.912
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,502          5,334          7,411          9,563         11,328
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.209        $13.044        $12.256        $11.944        $11.293
  Accumulation Unit Value at end of
   period                                 $8.001        $14.209        $13.044        $12.256        $11.944
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 95             98             96            122            130
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.209        $13.044        $12.256        $11.944        $10.942
  Accumulation Unit Value at end of
   period                                 $8.001        $14.209        $13.044        $12.256        $11.944
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 95             98             96            122            130
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.146         $7.490         $7.048         $6.879         $6.513
  Accumulation Unit Value at end of
   period                                 $4.580         $8.146         $7.490         $7.048         $6.879
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                305            302            295            318            348
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.302        $15.566        $14.548        $14.502        $13.368
  Accumulation Unit Value at end of
   period                                $14.302        $16.302        $15.566        $14.548        $14.502
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,525          1,817          1,986          2,046          2,017
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.095        $15.392        $14.407        $14.383        $13.278
  Accumulation Unit Value at end of
   period                                $14.100        $16.095        $15.392        $14.407        $14.383
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                653            662            635            585            448
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.078        $15.383        $14.406        $14.389        $13.290
  Accumulation Unit Value at end of
   period                                $14.077        $16.078        $15.383        $14.406        $14.389
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                307            346            340            344            347

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.723         $4.377             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.360         $4.723             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,487            950             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.147         $7.552             --             --             --
  Accumulation Unit Value at end of
   period                                $10.965         $8.147             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                141             29             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.142         $7.552             --             --             --
  Accumulation Unit Value at end of
   period                                $10.942         $8.142             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                105             26             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.264        $10.866        $10.544        $10.189        $10.000
  Accumulation Unit Value at end of
   period                                $13.368        $11.264        $10.866        $10.544        $10.189
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,104          1,732          1,008            352             44
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.205        $10.826        $10.521        $10.181        $10.000
  Accumulation Unit Value at end of
   period                                $13.278        $11.205        $10.826        $10.521        $10.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                429            363            253             92             25
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.220        $10.846        $10.927             --             --
  Accumulation Unit Value at end of
   period                                $13.290        $11.220        $10.846             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                362            303            206             --             --

42                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.874        $15.211        $14.266        $14.271        $13.201
  Accumulation Unit Value at end of
   period                                $13.878        $15.874        $15.211        $14.266        $14.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,546          2,051          1,989          1,919          1,935
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.874        $15.211        $14.266        $14.271        $13.201
  Accumulation Unit Value at end of
   period                                $13.878        $15.874        $15.211        $14.266        $14.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,546          2,051          1,989          1,919          1,935
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.113        $14.503        $13.623        $13.648        $12.769
  Accumulation Unit Value at end of
   period                                $13.193        $15.113        $14.503        $13.623        $13.648
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,503          1,348          1,068            820            472
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.113        $14.503        $13.623        $13.648        $12.644
  Accumulation Unit Value at end of
   period                                $13.193        $15.113        $14.503        $13.623        $13.648
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,503          1,348          1,068            820            472
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.703        $15.077        $14.169        $14.202        $13.163
  Accumulation Unit Value at end of
   period                                $13.701        $15.703        $15.077        $14.169        $14.202
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                242            273            248            188            142
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.950        $14.368        $13.516        $13.561        $12.706
  Accumulation Unit Value at end of
   period                                $13.031        $14.950        $14.368        $13.516        $13.561
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,710          4,651          5,599          6,166          5,912
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.576        $14.977        $14.096        $14.151        $13.264
  Accumulation Unit Value at end of
   period                                $13.570        $15.576        $14.977        $14.096        $14.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                139            119            130            107            129
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.576        $14.977        $14.096        $14.151        $13.135
  Accumulation Unit Value at end of
   period                                $13.570        $15.576        $14.977        $14.096        $14.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                139            119            130            107            129
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.789        $14.242        $13.424        $13.496        $12.668
  Accumulation Unit Value at end of
   period                                $12.865        $14.789        $14.242        $13.424        $13.496
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                234            208            191            178            154
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.170         $1.131         $1.095         $1.080         $1.085
  Accumulation Unit Value at end of
   period                                 $1.178         $1.170         $1.131         $1.095         $1.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             48,788         23,876         20,955         15,198         15,206

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.162        $10.330             --             --             --
  Accumulation Unit Value at end of
   period                                $13.201        $11.162             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,863            570             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.162        $10.806        $10.901             --             --
  Accumulation Unit Value at end of
   period                                $13.201        $11.162        $10.806             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,863            570            130             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.707         $9.915             --             --             --
  Accumulation Unit Value at end of
   period                                $12.644        $10.707             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                549            337             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.152        $10.330             --             --             --
  Accumulation Unit Value at end of
   period                                $13.163        $11.152             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                121             20             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.145        $10.330             --             --             --
  Accumulation Unit Value at end of
   period                                $13.135        $11.145             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                120             26             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.092         $1.091         $1.065         $1.018        $10.000
  Accumulation Unit Value at end of
   period                                 $1.085         $1.092         $1.091         $1.065         $1.018
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             24,287         36,632         20,142          7,609          1,637

HARTFORD LIFE INSURANCE COMPANY                                           43

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.155         $1.118         $1.084         $1.071         $1.078
  Accumulation Unit Value at end of
   period                                 $1.162         $1.155         $1.118         $1.084         $1.071
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             16,443          8,488          7,071          4,007          3,013
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.154         $1.117         $1.084         $1.071         $1.078
  Accumulation Unit Value at end of
   period                                 $1.160         $1.154         $1.117         $1.084         $1.071
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,579          3,281          2,560          2,890          3,559
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.139         $1.105         $1.074         $1.063         $1.071
  Accumulation Unit Value at end of
   period                                 $1.143         $1.139         $1.105         $1.074         $1.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             46,516         31,906         15,501          9,395          8,001
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.139         $1.105         $1.074         $1.063         $1.071
  Accumulation Unit Value at end of
   period                                 $1.143         $1.139         $1.105         $1.074         $1.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             46,516         31,906         15,501          9,395          8,001
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.072         $1.041         $1.014         $1.005         $1.013
  Accumulation Unit Value at end of
   period                                 $1.075         $1.072         $1.041         $1.014         $1.005
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             46,701         18,414          7,181          4,321          3,738
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.072         $1.041         $1.014         $1.005         $1.014
  Accumulation Unit Value at end of
   period                                 $1.075         $1.072         $1.041         $1.014         $1.005
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             46,701         18,414          7,181          4,321          3,738
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.127         $1.095         $1.067         $1.057         $1.068
  Accumulation Unit Value at end of
   period                                 $1.129         $1.127         $1.095         $1.067         $1.057
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,283          3,075          1,597          3,029          2,622
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.061         $1.032         $1.006         $0.998         $1.008
  Accumulation Unit Value at end of
   period                                 $1.061         $1.061         $1.032         $1.006         $0.998
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             76,418         55,442         46,529         52,232         38,108
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.118         $1.088         $1.061         $1.054         $1.065
  Accumulation Unit Value at end of
   period                                 $1.118         $1.118         $1.088         $1.061         $1.054
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,993            812            664            385            573
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.118         $1.088         $1.061         $1.054         $1.066
  Accumulation Unit Value at end of
   period                                 $1.118         $1.118         $1.088         $1.061         $1.054
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,993            812            664            385            573

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.086         $1.087         $1.063         $1.017             --
  Accumulation Unit Value at end of
   period                                 $1.078         $1.086         $1.087         $1.063             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,404          5,547          4,285          1,689             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.088         $1.089         $1.069             --             --
  Accumulation Unit Value at end of
   period                                 $1.078         $1.088         $1.089             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,453          8,255          3,024             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.082         $1.084             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.071         $1.082             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,026          6,162             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.082         $1.085         $1.067             --             --
  Accumulation Unit Value at end of
   period                                 $1.071         $1.082         $1.085             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,026          6,162          1,663             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.026         $1.029             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.014         $1.026             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,124          6,518             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.081         $1.084             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.068         $1.081             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,610             77             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.080         $1.084             --             --             --
  Accumulation Unit Value at end of
   period                                 $1.066         $1.080             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                697             56             --             --             --

44                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.049         $1.023         $0.999         $0.993         $1.005
  Accumulation Unit Value at end of
   period                                 $1.048         $1.049         $1.023         $0.999         $0.993
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,940          8,537          3,741          2,420          2,171
MFS(R) CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.433         $9.519         $8.483         $8.460         $7.628
  Accumulation Unit Value at end of
   period                                 $6.260        $10.433         $9.519         $8.483         $8.460
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                954          1,197          1,465          1,751          2,134
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.301         $9.413         $8.400         $8.390         $7.577
  Accumulation Unit Value at end of
   period                                 $6.171        $10.301         $9.413         $8.400         $8.390
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                144            172            215            257            311
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.290         $9.407         $8.400         $8.394         $7.584
  Accumulation Unit Value at end of
   period                                 $6.161        $10.290         $9.407         $8.400         $8.394
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 70             98            105            140            178
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.159         $9.302         $8.318         $8.325         $7.533
  Accumulation Unit Value at end of
   period                                 $6.074        $10.159         $9.302         $8.318         $8.325
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                109            140            173            211            234
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.159         $9.302         $8.318         $8.325         $7.533
  Accumulation Unit Value at end of
   period                                 $6.074        $10.159         $9.302         $8.318         $8.325
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                109            140            173            211            234
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.623         $6.990         $6.260         $6.274         $5.836
  Accumulation Unit Value at end of
   period                                 $4.550         $7.623         $6.990         $6.260         $6.274
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                119            149            214            279            372
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.623         $6.990         $6.260         $6.274         $5.686
  Accumulation Unit Value at end of
   period                                 $4.550         $7.623         $6.990         $6.260         $6.274
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                119            149            214            279            372
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.050         $9.220         $8.261         $8.284         $7.511
  Accumulation Unit Value at end of
   period                                 $5.996        $10.050         $9.220         $8.261         $8.284
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             24             11             12             27
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.540         $6.924         $6.211         $6.234         $5.807
  Accumulation Unit Value at end of
   period                                 $4.494         $7.540         $6.924         $6.211         $6.234
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                357            485            694            884          1,056

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MFS(R) CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.073         $8.759        $11.608        $12.219        $10.000
  Accumulation Unit Value at end of
   period                                 $7.628         $6.073         $8.759        $11.608        $12.219
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,544          2,809          3,207          2,072            316
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.041         $8.726        $11.582        $12.209        $10.000
  Accumulation Unit Value at end of
   period                                 $7.577         $6.041         $8.726        $11.582        $12.209
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                408            512            619            542            115
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.049         $8.743        $12.589             --             --
  Accumulation Unit Value at end of
   period                                 $7.584         $6.049         $8.743             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                197            223            229             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.017         $5.653             --             --             --
  Accumulation Unit Value at end of
   period                                 $7.533         $6.017             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                284            211             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.017         $8.710        $12.559             --             --
  Accumulation Unit Value at end of
   period                                 $7.533         $6.017         $8.710             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                284            211            150             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.549         $4.276             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.686         $4.549             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                454            468             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $6.012         $5.653             --             --             --
  Accumulation Unit Value at end of
   period                                 $7.511         $6.012             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15              4             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           45

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.969         $9.159         $8.219         $8.254         $7.693
  Accumulation Unit Value at end of
   period                                 $5.939         $9.969         $9.159         $8.219         $8.254
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             31             30             34             46
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.969         $9.159         $8.219         $8.254         $7.495
  Accumulation Unit Value at end of
   period                                 $5.939         $9.969         $9.159         $8.219         $8.254
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             31             30             34             46
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.459         $6.863         $6.168         $6.204         $5.790
  Accumulation Unit Value at end of
   period                                 $4.437         $7.459         $6.863         $6.168         $6.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             24             37             48             51
MFS(R) GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.909        $15.704        $12.801        $12.056        $10.336
  Accumulation Unit Value at end of
   period                                $11.043        $16.909        $15.704        $12.801        $12.056
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                134            181            224            220            253
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.695        $15.528        $12.677        $11.957        $10.267
  Accumulation Unit Value at end of
   period                                $10.887        $16.695        $15.528        $12.677        $11.957
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42             45             53             48             47
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.677        $15.519        $12.676        $11.962        $10.276
  Accumulation Unit Value at end of
   period                                $10.869        $16.677        $15.519        $12.676        $11.962
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              9             10             10             16
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.466        $15.345        $12.553        $11.863        $10.207
  Accumulation Unit Value at end of
   period                                $10.715        $16.466        $15.345        $12.553        $11.863
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 47             96            103            101            102
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.466        $15.345        $12.553        $11.863        $10.207
  Accumulation Unit Value at end of
   period                                $10.715        $16.466        $15.345        $12.553        $11.863
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 47             96            103            101            102
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.779        $13.794        $11.300        $10.696         $9.372
  Accumulation Unit Value at end of
   period                                 $9.603        $14.779        $13.794        $11.300        $10.696
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                121            114            100             60             41
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.779        $13.794        $11.300        $10.696         $9.216
  Accumulation Unit Value at end of
   period                                 $9.603        $14.779        $13.794        $11.300        $10.696
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                121            114            100             60             41

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.009         $5.653             --             --             --
  Accumulation Unit Value at end of
   period                                 $7.495         $6.009             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 37             12             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MFS(R) GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.199         $9.437        $10.628        $11.600        $10.000
  Accumulation Unit Value at end of
   period                                $10.336         $8.199         $9.437        $10.628        $11.600
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                189            172            183            113             15
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.156         $9.402        $10.604        $11.591        $10.000
  Accumulation Unit Value at end of
   period                                $10.267         $8.156         $9.402        $10.604        $11.591
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 41             45             44             42              6
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.168         $9.420        $10.606             --             --
  Accumulation Unit Value at end of
   period                                $10.276         $8.168         $9.420             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16              7              3             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.125         $7.774             --             --             --
  Accumulation Unit Value at end of
   period                                $10.207         $8.125             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 88             19             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.125         $9.384        $10.581             --             --
  Accumulation Unit Value at end of
   period                                $10.207         $8.125         $9.384             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 88             19              4             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.347         $7.034             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.216         $7.347             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 45             30             --             --             --

46                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.288        $15.210        $12.467        $11.806        $10.178
  Accumulation Unit Value at end of
   period                                $10.579        $16.288        $15.210        $12.467        $11.806
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              6              5              7             11
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.619        $13.665        $11.212        $10.628         $9.325
  Accumulation Unit Value at end of
   period                                 $9.485        $14.619        $13.665        $11.212        $10.628
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 92            142            229            290            330
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.156        $15.110        $12.403        $11.763        $10.326
  Accumulation Unit Value at end of
   period                                $10.477        $16.156        $15.110        $12.403        $11.763
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              3              4
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.156        $15.110        $12.403        $11.763        $10.156
  Accumulation Unit Value at end of
   period                                $10.477        $16.156        $15.110        $12.403        $11.763
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              3              4
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.462        $13.545        $11.136        $10.577         $9.297
  Accumulation Unit Value at end of
   period                                 $9.364        $14.462        $13.545        $11.136        $10.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9              7              5              9              9
MFS(R) GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.255         $8.582         $8.067         $7.492         $6.726
  Accumulation Unit Value at end of
   period                                 $6.328        $10.255         $8.582         $8.067         $7.492
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,022          1,270          1,408          1,684          1,993
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.125         $8.486         $7.988         $7.430         $6.680
  Accumulation Unit Value at end of
   period                                 $6.239        $10.125         $8.486         $7.988         $7.430
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                273            263            302            363            420
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.114         $8.481         $7.987         $7.433         $6.687
  Accumulation Unit Value at end of
   period                                 $6.229        $10.114         $8.481         $7.987         $7.433
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                123            151            160            207            226
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.985         $8.386         $7.910         $7.372         $6.641
  Accumulation Unit Value at end of
   period                                 $6.141         $9.985         $8.386         $7.910         $7.372
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                199            329            295            325            368
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.985         $8.386         $7.910         $7.372         $6.641
  Accumulation Unit Value at end of
   period                                 $6.141         $9.985         $8.386         $7.910         $7.372
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                199            329            295            325            368

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.118         $7.773             --             --             --
  Accumulation Unit Value at end of
   period                                $10.178         $8.118             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              1             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.113         $7.773             --             --             --
  Accumulation Unit Value at end of
   period                                $10.156         $8.113             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MFS(R) GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.237         $8.018        $12.226        $15.422        $10.000
  Accumulation Unit Value at end of
   period                                 $6.726         $5.237         $8.018        $12.226        $15.422
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,446          2,711          3,191          2,526            510
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.210         $7.988        $12.198        $15.410        $10.000
  Accumulation Unit Value at end of
   period                                 $6.680         $5.210         $7.988        $12.198        $15.410
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                490            574            701            683             97
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.217         $8.004        $11.602             --             --
  Accumulation Unit Value at end of
   period                                 $6.687         $5.217         $8.004             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                239            259            249             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.190         $4.955             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.641         $5.190             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                488            172             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.190         $7.974        $11.575             --             --
  Accumulation Unit Value at end of
   period                                 $6.641         $5.190         $7.974             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                488            172             93             --             --

HARTFORD LIFE INSURANCE COMPANY                                           47

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.592         $5.545         $5.238         $4.889         $4.546
  Accumulation Unit Value at end of
   period                                 $4.048         $6.592         $5.545         $5.238         $4.889
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                308            303            217            243            265
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.592         $5.545         $5.238         $4.889         $4.411
  Accumulation Unit Value at end of
   period                                 $4.048         $6.592         $5.545         $5.238         $4.889
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                308            303            217            243            265
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.878         $8.312         $7.856         $7.336         $6.623
  Accumulation Unit Value at end of
   period                                 $6.062         $9.878         $8.312         $7.856         $7.336
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             56             46             46             44
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.521         $5.493         $5.197         $4.858         $4.523
  Accumulation Unit Value at end of
   period                                 $3.998         $6.521         $5.493         $5.197         $4.858
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                520            825            991          1,242          1,411
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.798         $8.257         $7.816         $7.310         $6.810
  Accumulation Unit Value at end of
   period                                 $6.004         $9.798         $8.257         $7.816         $7.310
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             30             23             25             29
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.798         $8.257         $7.816         $7.310         $6.609
  Accumulation Unit Value at end of
   period                                 $6.004         $9.798         $8.257         $7.816         $7.310
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28             30             23             25             29
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.451         $5.445         $5.161         $4.834         $4.510
  Accumulation Unit Value at end of
   period                                 $3.947         $6.451         $5.445         $5.161         $4.834
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 79             98             99             70             60
MFS(R) HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.973        $12.927        $11.878        $11.791        $10.955
  Accumulation Unit Value at end of
   period                                 $9.148        $12.973        $12.927        $11.878        $11.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                663            863          1,056          1,157          1,461
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.809        $12.783        $11.762        $11.694        $10.881
  Accumulation Unit Value at end of
   period                                 $9.018        $12.809        $12.783        $11.762        $11.694
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                239            245            283            301            307
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.795        $12.775        $11.761        $11.699        $10.891
  Accumulation Unit Value at end of
   period                                 $9.004        $12.795        $12.775        $11.761        $11.699
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                101            118            136            137            160

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.452         $3.298             --             --             --
  Accumulation Unit Value at end of
   period                                 $4.411         $3.452             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                369            350             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $5.185         $4.955             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.623         $5.185             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.182         $4.955             --             --             --
  Accumulation Unit Value at end of
   period                                 $6.609         $5.182             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 41             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MFS(R) HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.418         $9.312         $9.251        $10.053        $10.000
  Accumulation Unit Value at end of
   period                                $10.955         $9.418         $9.312         $9.251        $10.053
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,759          1,352          1,107            519            127
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.368         $9.277         $9.230        $10.045        $10.000
  Accumulation Unit Value at end of
   period                                $10.881         $9.368         $9.277         $9.230        $10.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                313            244            200            163             39
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.382         $9.295         $9.814             --             --
  Accumulation Unit Value at end of
   period                                $10.891         $9.382         $9.295             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                190            135            108             --             --

48                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.633        $12.632        $11.647        $11.602        $10.817
  Accumulation Unit Value at end of
   period                                 $8.877        $12.633        $12.632        $11.647        $11.602
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                608            866            998          1,035          1,186
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.633        $12.632        $11.647        $11.602        $10.817
  Accumulation Unit Value at end of
   period                                 $8.877        $12.633        $12.632        $11.647        $11.602
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                608            866            998          1,035          1,186
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.651        $12.670        $11.699        $11.672        $10.990
  Accumulation Unit Value at end of
   period                                 $8.876        $12.651        $12.670        $11.699        $11.672
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                493            408            380            391            473
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.651        $12.670        $11.699        $11.672        $10.898
  Accumulation Unit Value at end of
   period                                 $8.876        $12.651        $12.670        $11.699        $11.672
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                493            408            380            391            473
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.497        $12.521        $11.568        $11.546        $10.787
  Accumulation Unit Value at end of
   period                                 $8.763        $12.497        $12.521        $11.568        $11.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                138            107            112            114            118
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.514        $12.551        $11.607        $11.597        $10.936
  Accumulation Unit Value at end of
   period                                 $8.767        $12.514        $12.551        $11.607        $11.597
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,665          2,550          3,577          4,798          5,474
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.395        $12.439        $11.509        $11.505        $10.853
  Accumulation Unit Value at end of
   period                                 $8.679        $12.395        $12.439        $11.509        $11.505
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 81            112            114            116            167
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.395        $12.439        $11.509        $11.505        $10.764
  Accumulation Unit Value at end of
   period                                 $8.679        $12.395        $12.439        $11.509        $11.505
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 81            112            114            116            167
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.379        $12.441        $11.528        $11.542        $10.903
  Accumulation Unit Value at end of
   period                                 $8.655        $12.379        $12.441        $11.528        $11.542
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                104            122            177            244            271
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.317         $8.485         $7.998         $7.763         $7.210
  Accumulation Unit Value at end of
   period                                 $5.800         $9.317         $8.485         $7.998         $7.763
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,634          2,148          2,500          3,131          3,541

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.332         $8.941             --             --             --
  Accumulation Unit Value at end of
   period                                $10.817         $9.332             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,182            211             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.332         $9.260         $9.791             --             --
  Accumulation Unit Value at end of
   period                                $10.817         $9.332         $9.260             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,182            211             34             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.416         $9.026             --             --             --
  Accumulation Unit Value at end of
   period                                $10.898         $9.416             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                539            353             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.325         $8.940             --             --             --
  Accumulation Unit Value at end of
   period                                $10.787         $9.325             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                103             12             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.319         $8.940             --             --             --
  Accumulation Unit Value at end of
   period                                $10.764         $9.319             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                144              8             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.943         $8.317        $11.119        $12.016        $10.000
  Accumulation Unit Value at end of
   period                                 $7.210         $5.943         $8.317        $11.119        $12.016
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,977          3,992          3,895          2,481            604

HARTFORD LIFE INSURANCE COMPANY                                           49

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.199         $8.390         $7.921         $7.699         $7.161
  Accumulation Unit Value at end of
   period                                 $5.717         $9.199         $8.390         $7.921         $7.699
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                364            431            559            656            811
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.189         $8.385         $7.920         $7.702         $7.168
  Accumulation Unit Value at end of
   period                                 $5.708         $9.189         $8.385         $7.920         $7.702
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                316            425            487            518            568
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.072         $8.291         $7.843         $7.639         $7.119
  Accumulation Unit Value at end of
   period                                 $5.628         $9.072         $8.291         $7.843         $7.639
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                838          1,271          1,600          1,723          1,794
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.072         $8.291         $7.843         $7.639         $7.119
  Accumulation Unit Value at end of
   period                                 $5.628         $9.072         $8.291         $7.843         $7.639
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                838          1,271          1,600          1,723          1,794
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.055         $6.457         $6.117         $5.967         $5.695
  Accumulation Unit Value at end of
   period                                 $4.369         $7.055         $6.457         $6.117         $5.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                659            540            564            619            666
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $7.055         $6.457         $6.117         $5.967         $5.569
  Accumulation Unit Value at end of
   period                                 $4.369         $7.055         $6.457         $6.117         $5.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                659            540            564            619            666
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.974         $8.218         $7.790         $7.602         $7.099
  Accumulation Unit Value at end of
   period                                 $5.556         $8.974         $8.218         $7.790         $7.602
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 47             65             80             84             85
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.978         $6.396         $6.069         $5.929         $5.667
  Accumulation Unit Value at end of
   period                                 $4.316         $6.978         $6.396         $6.069         $5.929
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,040          1,393          2,170          3,078          3,599
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.902         $8.163         $7.750         $7.574         $7.243
  Accumulation Unit Value at end of
   period                                 $5.502         $8.902         $8.163         $7.750         $7.574
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 94             96             82             88             93
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.902         $8.163         $7.750         $7.574         $7.084
  Accumulation Unit Value at end of
   period                                 $5.502         $8.902         $8.163         $7.750         $7.574
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 94             96             82             88             93

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.912         $8.286        $11.094        $12.001        $10.000
  Accumulation Unit Value at end of
   period                                 $7.161         $5.912         $8.286        $11.094        $12.001
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                905            947            947            751            206
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.920         $8.302        $11.311             --             --
  Accumulation Unit Value at end of
   period                                 $7.168         $5.920         $8.302             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                603            645            473             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.889         $5.755             --             --             --
  Accumulation Unit Value at end of
   period                                 $7.119         $5.889             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,819            686             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $5.889         $8.271        $11.285             --             --
  Accumulation Unit Value at end of
   period                                 $7.119         $5.889         $8.271             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,819            686            295             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.614         $4.512             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.569         $4.614             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                710            560             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $5.884         $5.755             --             --             --
  Accumulation Unit Value at end of
   period                                 $7.099         $5.884             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 82             15             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.881         $5.755             --             --             --
  Accumulation Unit Value at end of
   period                                 $7.084         $5.881             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71              7             --             --             --

50                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.903         $6.340         $6.028         $5.900         $5.650
  Accumulation Unit Value at end of
   period                                 $4.261         $6.903         $6.340         $6.028         $5.900
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 48             51             80            128            117
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.748         $9.882         $8.869         $8.381         $7.632
  Accumulation Unit Value at end of
   period                                 $7.093        $10.748         $9.882         $8.869         $8.381
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,960          2,390          2,830          3,356          3,750
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.612         $9.771         $8.782         $8.312         $7.581
  Accumulation Unit Value at end of
   period                                 $6.992        $10.612         $9.771         $8.782         $8.312
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,126          1,240          1,305          1,168            917
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.601         $9.765         $8.782         $8.315         $7.588
  Accumulation Unit Value at end of
   period                                 $6.981        $10.601         $9.765         $8.782         $8.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                240            328            372            422            458
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.466         $9.656         $8.696         $8.247         $7.537
  Accumulation Unit Value at end of
   period                                 $6.882        $10.466         $9.656         $8.696         $8.247
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                959          1,323          1,400          1,416          1,420
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.466         $9.656         $8.696         $8.247         $7.537
  Accumulation Unit Value at end of
   period                                 $6.882        $10.466         $9.656         $8.696         $8.247
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                959          1,323          1,400          1,416          1,420
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.259         $9.479         $8.550         $8.120         $7.516
  Accumulation Unit Value at end of
   period                                 $6.736        $10.259         $9.479         $8.550         $8.120
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,750          1,636          1,483          1,088            496
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.259         $9.479         $8.550         $8.120         $7.432
  Accumulation Unit Value at end of
   period                                 $6.736        $10.259         $9.479         $8.550         $8.120
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,750          1,636          1,483          1,088            496
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.354         $9.571         $8.637         $8.207         $7.515
  Accumulation Unit Value at end of
   period                                 $6.795        $10.354         $9.571         $8.637         $8.207
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                174            209            248            280            209
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.148         $9.391         $8.483         $8.068         $7.478
  Accumulation Unit Value at end of
   period                                 $6.653        $10.148         $9.391         $8.483         $8.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,757          2,856          3,483          4,249          4,472

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.336         $8.130         $9.810         $9.963        $10.000
  Accumulation Unit Value at end of
   period                                 $7.632         $6.336         $8.130         $9.810         $9.963
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,256          4,452          4,736          2,819            635
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.303         $8.100         $9.788         $9.955        $10.000
  Accumulation Unit Value at end of
   period                                 $7.581         $6.303         $8.100         $9.788         $9.955
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,007          1,081          1,201            976            260
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.312         $8.115         $9.715             --             --
  Accumulation Unit Value at end of
   period                                 $7.588         $6.312         $8.115             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                446            485            429             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.279         $6.018             --             --             --
  Accumulation Unit Value at end of
   period                                 $7.537         $6.279             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,323            574             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.279         $8.085         $9.692             --             --
  Accumulation Unit Value at end of
   period                                 $7.537         $6.279         $8.085             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,323            574            343             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.201         $5.947             --             --             --
  Accumulation Unit Value at end of
   period                                 $7.432         $6.201             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                440            339             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $6.274         $6.018             --             --             --
  Accumulation Unit Value at end of
   period                                 $7.515         $6.274             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                109             18             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           51

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.270         $9.508         $8.593         $8.177         $7.583
  Accumulation Unit Value at end of
   period                                 $6.729        $10.270         $9.508         $8.593         $8.177
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 53             70             63             69             73
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.270         $9.508         $8.593         $8.177         $7.499
  Accumulation Unit Value at end of
   period                                 $6.729        $10.270         $9.508         $8.593         $8.177
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 53             70             63             69             73
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.039         $9.308         $8.425         $8.029         $7.456
  Accumulation Unit Value at end of
   period                                 $6.568        $10.039         $9.308         $8.425         $8.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                113             97             73             96             74
MFS(R) MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.599         $6.093         $6.026         $5.927         $5.246
  Accumulation Unit Value at end of
   period                                 $3.152         $6.599         $6.093         $6.026         $5.927
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,508          1,678          1,953          2,274          2,618
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.527         $6.036         $5.978         $5.888         $5.220
  Accumulation Unit Value at end of
   period                                 $3.113         $6.527         $6.036         $5.978         $5.888
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                269            310            395            431            421
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.508         $6.022         $5.967         $5.880         $5.216
  Accumulation Unit Value at end of
   period                                 $3.102         $6.508         $6.022         $5.967         $5.880
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                327            422            501            612            712
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.437         $5.965         $5.919         $5.842         $5.190
  Accumulation Unit Value at end of
   period                                 $3.064         $6.437         $5.965         $5.919         $5.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                857          1,159          1,547          1,656          1,935
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.437         $5.965         $5.919         $5.842         $5.190
  Accumulation Unit Value at end of
   period                                 $3.064         $6.437         $5.965         $5.919         $5.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                857          1,159          1,547          1,656          1,935
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.884         $6.389         $6.350         $6.277         $5.855
  Accumulation Unit Value at end of
   period                                 $3.272         $6.884         $6.389         $6.350         $6.277
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                755            693            715            827            908
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.884         $6.389         $6.350         $6.277         $5.584
  Accumulation Unit Value at end of
   period                                 $3.272         $6.884         $6.389         $6.350         $6.277
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                755            693            715            827            908

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.270         $6.018             --             --             --
  Accumulation Unit Value at end of
   period                                 $7.499         $6.270             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 60              8             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MFS(R) MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $3.883         $6.932         $8.527        $10.000             --
  Accumulation Unit Value at end of
   period                                 $5.246         $3.883         $6.932         $8.527             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,863          2,746          1,392            166             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $3.869         $6.918         $8.522        $10.000             --
  Accumulation Unit Value at end of
   period                                 $5.220         $3.869         $6.918         $8.522             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                436            427            217             21             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $3.868         $6.919         $9.226             --             --
  Accumulation Unit Value at end of
   period                                 $5.216         $3.868         $6.919             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                777            799            467             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.854         $3.649             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.190         $3.854             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,040            798             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $3.854         $6.905         $9.220             --             --
  Accumulation Unit Value at end of
   period                                 $5.190         $3.854         $6.905             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,040            798            249             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $4.153         $3.935             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.584         $4.153             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,063            889             --             --             --

52                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $6.368         $5.912         $5.879         $5.814         $5.175
  Accumulation Unit Value at end of
   period                                 $3.025         $6.368         $5.912         $5.879         $5.814
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                100            139            214            234            272
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.810         $6.329         $6.300         $6.237         $5.826
  Accumulation Unit Value at end of
   period                                 $3.232         $6.810         $6.329         $6.300         $6.237
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,613          2,251          3,388          4,564          5,229
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $6.316         $5.873         $5.849         $5.793         $5.414
  Accumulation Unit Value at end of
   period                                 $2.996         $6.316         $5.873         $5.849         $5.793
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 82             84             57             62             73
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.316         $5.873         $5.849         $5.793         $5.164
  Accumulation Unit Value at end of
   period                                 $2.996         $6.316         $5.873         $5.849         $5.793
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 82             84             57             62             73
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.737         $6.274         $6.257         $6.207         $5.808
  Accumulation Unit Value at end of
   period                                 $3.190         $6.737         $6.274         $6.257         $6.207
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                154            169            206            223            246
MFS(R) NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.192        $14.038        $12.575        $12.116        $11.535
  Accumulation Unit Value at end of
   period                                 $8.490        $14.192        $14.038        $12.575        $12.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                515            625            771            859            991
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.012        $13.881        $12.453        $12.017        $11.458
  Accumulation Unit Value at end of
   period                                 $8.370        $14.012        $13.881        $12.453        $12.017
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                441            492            451            329            188
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.997        $13.873        $12.451        $12.022        $11.468
  Accumulation Unit Value at end of
   period                                 $8.357        $13.997        $13.873        $12.451        $12.022
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 55             66             86             98            110
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.819        $13.718        $12.331        $11.923        $11.391
  Accumulation Unit Value at end of
   period                                 $8.238        $13.819        $13.718        $12.331        $11.923
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                271            388            472            513            519
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.819        $13.718        $12.331        $11.923        $11.391
  Accumulation Unit Value at end of
   period                                 $8.238        $13.819        $13.718        $12.331        $11.923
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                271            388            472            513            519

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $3.851         $3.649             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.175         $3.851             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                193             33             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $3.848         $3.649             --             --             --
  Accumulation Unit Value at end of
   period                                 $5.164         $3.848             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 86              6             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MFS(R) NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.748        $12.976        $13.856        $14.336        $10.000
  Accumulation Unit Value at end of
   period                                $11.535         $8.748        $12.976        $13.856        $14.336
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,083          1,061            929            619             76
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.702        $12.928        $13.825        $14.325        $10.000
  Accumulation Unit Value at end of
   period                                $11.458         $8.702        $12.928        $13.825        $14.325
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                193            216            233            211             34
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.714        $12.952        $14.874             --             --
  Accumulation Unit Value at end of
   period                                $11.468         $8.714        $12.952             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                134            148            103             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.669         $8.413             --             --             --
  Accumulation Unit Value at end of
   period                                $11.391         $8.669             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                459            169             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.669        $12.904        $14.839             --             --
  Accumulation Unit Value at end of
   period                                $11.391         $8.669        $12.904             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                459            169             31             --             --

HARTFORD LIFE INSURANCE COMPANY                                           53

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.059         $9.006         $8.108         $7.851         $7.936
  Accumulation Unit Value at end of
   period                                 $5.393         $9.059         $9.006         $8.108         $7.851
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,061          1,083          1,031            657            337
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.059         $9.006         $8.108         $7.851         $7.512
  Accumulation Unit Value at end of
   period                                 $5.393         $9.059         $9.006         $8.108         $7.851
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,061          1,083          1,031            657            337
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.670        $13.597        $12.247        $11.865        $11.358
  Accumulation Unit Value at end of
   period                                 $8.133        $13.670        $13.597        $12.247        $11.865
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 65            100            107            124            121
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.961         $8.922         $8.044         $7.802         $7.896
  Accumulation Unit Value at end of
   period                                 $5.326         $8.961         $8.922         $8.044         $7.802
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,028          1,829          3,085          3,504          4,082
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.559        $13.507        $12.184        $11.822        $11.972
  Accumulation Unit Value at end of
   period                                 $8.055        $13.559        $13.507        $12.184        $11.822
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             18             20             23             26
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.559        $13.507        $12.184        $11.822        $11.334
  Accumulation Unit Value at end of
   period                                 $8.055        $13.559        $13.507        $12.184        $11.822
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             18             20             23             26
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.865         $8.844         $7.989         $7.764         $7.873
  Accumulation Unit Value at end of
   period                                 $5.258         $8.865         $8.844         $7.989         $7.764
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 79             68             81             91            115
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.581        $10.297        $10.036         $9.982             --
  Accumulation Unit Value at end of
   period                                $10.187        $10.581        $10.297        $10.036             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                171            106             66             55             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.537        $10.269        $10.024         $9.980             --
  Accumulation Unit Value at end of
   period                                $10.129        $10.537        $10.269        $10.024             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                143             99             50             11             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.522        $10.260        $10.020         $9.979             --
  Accumulation Unit Value at end of
   period                                $10.110        $10.522        $10.260        $10.020             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 45             31             29             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $5.726         $5.560             --             --             --
  Accumulation Unit Value at end of
   period                                 $7.512         $5.726             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                345            306             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.661         $8.413             --             --             --
  Accumulation Unit Value at end of
   period                                $11.358         $8.661             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 81             20             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.656         $8.412             --             --             --
  Accumulation Unit Value at end of
   period                                $11.334         $8.656             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23              1             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

54                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.478        $10.232        $10.008         $9.977             --
  Accumulation Unit Value at end of
   period                                $10.052        $10.478        $10.232        $10.008             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                328            277             75             15             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.478        $10.232        $10.008         $9.977             --
  Accumulation Unit Value at end of
   period                                $10.052        $10.478        $10.232        $10.008             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                328            277             75             15             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.434        $10.204         $9.996         $9.975             --
  Accumulation Unit Value at end of
   period                                 $9.995        $10.434        $10.204         $9.996             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                380            206            132             31             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.434        $10.204         $9.996         $9.975             --
  Accumulation Unit Value at end of
   period                                 $9.995        $10.434        $10.204         $9.996             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                380            206            132             31             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.419        $10.195         $9.992         $9.974             --
  Accumulation Unit Value at end of
   period                                 $9.976        $10.419        $10.195         $9.992             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71             16             12              8             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.390        $10.177         $9.983         $9.972             --
  Accumulation Unit Value at end of
   period                                 $9.938        $10.390        $10.177         $9.983             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                529            759            351            212             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.375        $10.167         $9.979         $9.972             --
  Accumulation Unit Value at end of
   period                                 $9.919        $10.375        $10.167         $9.979             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.375        $10.167         $9.979         $9.972             --
  Accumulation Unit Value at end of
   period                                 $9.919        $10.375        $10.167         $9.979             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.331        $10.140         $9.967         $9.969             --
  Accumulation Unit Value at end of
   period                                 $9.863        $10.331        $10.140         $9.967             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 64             40             21             12             --
MFS(R) RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.505        $14.835        $11.981        $10.019             --
  Accumulation Unit Value at end of
   period                                 $9.375        $16.505        $14.835        $11.981             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 54             51             39             22             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MFS(R) RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           55

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.439        $14.798        $11.969        $10.019             --
  Accumulation Unit Value at end of
   period                                 $9.324        $16.439        $14.798        $11.969             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 66             35             23              5             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.417        $14.785        $11.965        $10.019             --
  Accumulation Unit Value at end of
   period                                 $9.307        $16.417        $14.785        $11.965             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              4              3              1             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.351        $14.748        $11.953        $10.019             --
  Accumulation Unit Value at end of
   period                                 $9.255        $16.351        $14.748        $11.953             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                129            105             51              8             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.351        $14.748        $11.953        $10.019             --
  Accumulation Unit Value at end of
   period                                 $9.255        $16.351        $14.748        $11.953             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                129            105             51              8             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.286        $14.711        $11.941        $10.018             --
  Accumulation Unit Value at end of
   period                                 $9.204        $16.286        $14.711        $11.941             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                123             75             31              5             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.286        $14.711        $11.941        $10.018             --
  Accumulation Unit Value at end of
   period                                 $9.204        $16.286        $14.711        $11.941             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                123             75             31              5             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.264        $14.699        $11.937        $10.018             --
  Accumulation Unit Value at end of
   period                                 $9.188        $16.264        $14.699        $11.937             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             15              2              8             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.220        $14.674        $11.929        $10.018             --
  Accumulation Unit Value at end of
   period                                 $9.154        $16.220        $14.674        $11.929             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                159            246             93             47             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.199        $14.662        $11.925        $10.018             --
  Accumulation Unit Value at end of
   period                                 $9.137        $16.199        $14.662        $11.925             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              3              2             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.199        $14.662        $11.925        $10.018             --
  Accumulation Unit Value at end of
   period                                 $9.137        $16.199        $14.662        $11.925             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              3              2             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

56                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.134        $14.625        $11.913        $10.018             --
  Accumulation Unit Value at end of
   period                                 $9.087        $16.134        $14.625        $11.913             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             12             --             --             --
MFS(R) RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.906        $11.561        $10.613         $9.472             --
  Accumulation Unit Value at end of
   period                                 $8.134        $12.906        $11.561        $10.613             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             22             11              4             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.851        $11.530        $10.599         $9.469             --
  Accumulation Unit Value at end of
   period                                 $8.087        $12.851        $11.530        $10.599             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12              8              2             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.833        $11.519        $10.595         $9.468             --
  Accumulation Unit Value at end of
   period                                 $8.072        $12.833        $11.519        $10.595             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.779        $11.487        $10.582         $9.466             --
  Accumulation Unit Value at end of
   period                                 $8.025        $12.779        $11.487        $10.582             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             38              8              3             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $12.779        $11.487        $10.582         $9.466             --
  Accumulation Unit Value at end of
   period                                 $8.025        $12.779        $11.487        $10.582             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             38              8              3             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.724        $11.456        $10.568         $9.463             --
  Accumulation Unit Value at end of
   period                                 $7.979        $12.724        $11.456        $10.568             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             31             35              3             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.724        $11.456        $10.568         $9.463             --
  Accumulation Unit Value at end of
   period                                 $7.979        $12.724        $11.456        $10.568             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             31             35              3             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.706        $11.445        $10.564         $9.463             --
  Accumulation Unit Value at end of
   period                                 $7.964        $12.706        $11.445        $10.564             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              2              3              2             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.670        $11.424        $10.555         $9.461             --
  Accumulation Unit Value at end of
   period                                 $7.933        $12.670        $11.424        $10.555             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26             38             14             14             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MFS(R) RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           57

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.652        $11.414        $10.551         $9.460             --
  Accumulation Unit Value at end of
   period                                 $7.918        $12.652        $11.414        $10.551             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.652        $11.414        $10.551         $9.460             --
  Accumulation Unit Value at end of
   period                                 $7.918        $12.652        $11.414        $10.551             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.599        $11.382        $10.537         $9.458             --
  Accumulation Unit Value at end of
   period                                 $7.873        $12.599        $11.382        $10.537             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             10              9              1             --
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.851        $14.451        $13.097        $12.918        $11.768
  Accumulation Unit Value at end of
   period                                $11.403        $14.851        $14.451        $13.097        $12.918
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,761          4,707          5,282          6,024          6,511
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.663        $14.290        $12.970        $12.812        $11.688
  Accumulation Unit Value at end of
   period                                $11.242        $14.663        $14.290        $12.970        $12.812
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,387          1,628          1,682          1,563          1,061
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.647        $14.281        $12.969        $12.817        $11.699
  Accumulation Unit Value at end of
   period                                $11.224        $14.647        $14.281        $12.969        $12.817
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                657            786            896          1,007          1,053
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.461        $14.121        $12.843        $12.711        $11.620
  Accumulation Unit Value at end of
   period                                $11.065        $14.461        $14.121        $12.843        $12.711
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,985          4,222          4,685          4,998          4,966
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.461        $14.121        $12.843        $12.711        $11.620
  Accumulation Unit Value at end of
   period                                $11.065        $14.461        $14.121        $12.843        $12.711
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,985          4,222          4,685          4,998          4,966
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.570        $13.271        $12.087        $11.981        $11.115
  Accumulation Unit Value at end of
   period                                $10.367        $13.570        $13.271        $12.087        $11.981
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,655          3,447          2,986          2,581          1,837
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.570        $13.271        $12.087        $11.981        $10.969
  Accumulation Unit Value at end of
   period                                $10.367        $13.570        $13.271        $12.087        $11.981
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,655          3,447          2,986          2,581          1,837

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.259        $10.971        $11.098         $9.700        $10.000
  Accumulation Unit Value at end of
   period                                $11.768        $10.259        $10.971        $11.098         $9.700
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,900          6,230          3,467          1,057            194
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.205        $10.929        $11.073         $9.693             --
  Accumulation Unit Value at end of
   period                                $11.688        $10.205        $10.929        $11.073             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,100          1,006            673            235             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.220        $10.950        $11.040             --             --
  Accumulation Unit Value at end of
   period                                $11.699        $10.220        $10.950             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,123          1,091            605             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.166         $9.695             --             --             --
  Accumulation Unit Value at end of
   period                                $11.620        $10.166             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,905          1,550             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.166        $10.909        $11.014             --             --
  Accumulation Unit Value at end of
   period                                $11.620        $10.166        $10.909             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,905          1,550            335             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.611         $9.171             --             --             --
  Accumulation Unit Value at end of
   period                                $10.969         $9.611             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,952          1,469             --             --             --

58                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.305        $13.997        $12.756        $12.650        $11.587
  Accumulation Unit Value at end of
   period                                $10.924        $14.305        $13.997        $12.756        $12.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                348            446            533            522            474
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.423        $13.147        $11.993        $11.905        $11.059
  Accumulation Unit Value at end of
   period                                $10.240        $13.423        $13.147        $11.993        $11.905
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,161          8,555         11,680         15,181         15,871
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.190        $13.905        $12.690        $12.604        $11.714
  Accumulation Unit Value at end of
   period                                $10.819        $14.190        $13.905        $12.690        $12.604
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                177            204            142            171            206
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.190        $13.905        $12.690        $12.604        $11.563
  Accumulation Unit Value at end of
   period                                $10.819        $14.190        $13.905        $12.690        $12.604
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                177            204            142            171            206
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.278        $13.031        $11.911        $11.848        $11.026
  Accumulation Unit Value at end of
   period                                $10.109        $13.278        $13.031        $11.911        $11.848
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                327            394            448            497            494
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.537        $17.421        $14.620        $13.900        $12.238
  Accumulation Unit Value at end of
   period                                $12.323        $18.537        $17.421        $14.620        $13.900
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                263            291            289            203            138
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.408        $17.325        $14.561        $13.865        $12.226
  Accumulation Unit Value at end of
   period                                $12.219        $18.408        $17.325        $14.561        $13.865
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                208            189            134             68             10
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.365        $17.294        $14.542        $13.854        $12.222
  Accumulation Unit Value at end of
   period                                $12.184        $18.365        $17.294        $14.542        $13.854
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36             38             28             17             10
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.237        $17.199        $14.484        $13.819        $12.210
  Accumulation Unit Value at end of
   period                                $12.081        $18.237        $17.199        $14.484        $13.819
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                388            421            280            126             64
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.237        $17.199        $14.484        $13.819        $12.210
  Accumulation Unit Value at end of
   period                                $12.081        $18.237        $17.199        $14.484        $13.819
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                388            421            280            126             64

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.157         $9.694             --             --             --
  Accumulation Unit Value at end of
   period                                $11.587        $10.157             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                334            102             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.151         $9.694             --             --             --
  Accumulation Unit Value at end of
   period                                $11.563        $10.151             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                183             55             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.988             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.238             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.988             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.226             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.988             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.222             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.988             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.210             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.988             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.210             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           59

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.110        $17.104        $14.426        $13.784        $12.326
  Accumulation Unit Value at end of
   period                                $11.979        $18.110        $17.104        $14.426        $13.784
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                525            418            302            131             19
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.110        $17.104        $14.426        $13.784        $12.197
  Accumulation Unit Value at end of
   period                                $11.979        $18.110        $17.104        $14.426        $13.784
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                525            418            302            131             19
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.067        $17.073        $14.407        $13.773        $12.193
  Accumulation Unit Value at end of
   period                                $11.945        $18.067        $17.073        $14.407        $13.773
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 67             69             66             66             37
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.983        $17.010        $14.368        $13.750        $12.312
  Accumulation Unit Value at end of
   period                                $11.877        $17.983        $17.010        $14.368        $13.750
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                681            978          1,119            868            688
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.941        $16.979        $14.349        $13.738        $12.307
  Accumulation Unit Value at end of
   period                                $11.844        $17.941        $16.979        $14.349        $13.738
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3             18             10              5              5
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.941        $16.979        $14.349        $13.738        $12.181
  Accumulation Unit Value at end of
   period                                $11.844        $17.941        $16.979        $14.349        $13.738
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3             18             10              5              5
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.816        $16.886        $14.292        $13.704        $12.293
  Accumulation Unit Value at end of
   period                                $11.743        $17.816        $16.886        $14.292        $13.704
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 90             73             66             35             27
MUTUAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $22.168        $20.099        $16.563        $14.484        $12.427
  Accumulation Unit Value at end of
   period                                $15.639        $22.168        $20.099        $16.563        $14.484
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                524            670            633            523            228
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $22.013        $19.988        $16.497        $14.448        $12.415
  Accumulation Unit Value at end of
   period                                $15.507        $22.013        $19.988        $16.497        $14.448
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                341            371            294            198             17
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $21.962        $19.952        $16.475        $14.436        $12.411
  Accumulation Unit Value at end of
   period                                $15.463        $21.962        $19.952        $16.475        $14.436
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 93             99             92             69             30

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.988             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.197             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.988             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.193             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.988             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.181             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MUTUAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.026             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.427             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.026             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.415             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.026             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.411             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             --             --             --             --

60                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.808        $19.842        $16.409        $14.400        $12.398
  Accumulation Unit Value at end of
   period                                $15.332        $21.808        $19.842        $16.409        $14.400
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                862            983            722            472            271
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $21.808        $19.842        $16.409        $14.400        $12.398
  Accumulation Unit Value at end of
   period                                $15.332        $21.808        $19.842        $16.409        $14.400
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                862            983            722            472            271
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.656        $19.733        $16.344        $14.364        $12.544
  Accumulation Unit Value at end of
   period                                $15.202        $21.656        $19.733        $16.344        $14.364
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                804            792            638            315             46
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.656        $19.733        $16.344        $14.364        $12.386
  Accumulation Unit Value at end of
   period                                $15.202        $21.656        $19.733        $16.344        $14.364
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                804            792            638            315             46
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $21.606        $19.697        $16.322        $14.352        $12.382
  Accumulation Unit Value at end of
   period                                $15.159        $21.606        $19.697        $16.322        $14.352
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                108            150            155            119             68
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.505        $19.625        $16.278        $14.328        $12.530
  Accumulation Unit Value at end of
   period                                $15.073        $21.505        $19.625        $16.278        $14.328
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,045          1,855          2,146          2,014          1,479
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $21.455        $19.589        $16.257        $14.316        $12.526
  Accumulation Unit Value at end of
   period                                $15.031        $21.455        $19.589        $16.257        $14.316
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             24             29             17              9
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.455        $19.589        $16.257        $14.316        $12.369
  Accumulation Unit Value at end of
   period                                $15.031        $21.455        $19.589        $16.257        $14.316
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             24             29             17              9
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.305        $19.482        $16.192        $14.280        $12.511
  Accumulation Unit Value at end of
   period                                $14.903        $21.305        $19.482        $16.192        $14.280
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                244            258            199             80             23
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.874        $17.516        $15.005        $13.764        $12.393
  Accumulation Unit Value at end of
   period                                $11.084        $17.874        $17.516        $15.005        $13.764
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,611          4,506          4,824          5,090          5,249

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.026             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.398             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                159             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.026             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.398             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                159             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.026             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.386             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.026             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.382             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.026             --             --             --             --
  Accumulation Unit Value at end of
   period                                $12.369             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.042        $11.547        $10.940         $9.796        $10.000
  Accumulation Unit Value at end of
   period                                $12.393        $10.042        $11.547        $10.940         $9.796
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,398          4,848          2,594            959            297

HARTFORD LIFE INSURANCE COMPANY                                           61

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.647        $17.320        $14.859        $13.651        $12.309
  Accumulation Unit Value at end of
   period                                $10.928        $17.647        $17.320        $14.859        $13.651
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,384          1,556          1,524          1,298            817
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.628        $17.310        $14.858        $13.657        $12.320
  Accumulation Unit Value at end of
   period                                $10.910        $17.628        $17.310        $14.858        $13.657
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                643            760            807            886            930
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.405        $17.116        $14.714        $13.544        $12.238
  Accumulation Unit Value at end of
   period                                $10.756        $17.405        $17.116        $14.714        $13.544
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,790          3,927          4,023          3,732          3,610
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.405        $17.116        $14.714        $13.544        $12.238
  Accumulation Unit Value at end of
   period                                $10.756        $17.405        $17.116        $14.714        $13.544
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,790          3,927          4,023          3,732          3,610
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.551        $16.301        $14.034        $12.938        $11.830
  Accumulation Unit Value at end of
   period                                $10.213        $16.551        $16.301        $14.034        $12.938
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,631          3,720          3,350          2,798          1,708
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.551        $16.301        $14.034        $12.938        $11.707
  Accumulation Unit Value at end of
   period                                $10.213        $16.551        $16.301        $14.034        $12.938
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,631          3,720          3,350          2,798          1,708
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.217        $16.966        $14.614        $13.479        $12.203
  Accumulation Unit Value at end of
   period                                $10.619        $17.217        $16.966        $14.614        $13.479
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                339            500            565            524            463
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.372        $16.149        $13.924        $12.856        $11.772
  Accumulation Unit Value at end of
   period                                $10.087        $16.372        $16.149        $13.924        $12.856
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,047          9,958         13,231         15,978         16,808
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.078        $16.854        $14.539        $13.430        $12.303
  Accumulation Unit Value at end of
   period                                $10.517        $17.078        $16.854        $14.539        $13.430
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                190            229            217            190            197
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.078        $16.854        $14.539        $13.430        $12.177
  Accumulation Unit Value at end of
   period                                $10.517        $17.078        $16.854        $14.539        $13.430
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                190            229            217            190            197

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.989        $11.504        $10.915         $9.788        $10.000
  Accumulation Unit Value at end of
   period                                $12.309         $9.989        $11.504        $10.915         $9.788
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                799            731            458            302             58
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.003        $11.526        $11.489             --             --
  Accumulation Unit Value at end of
   period                                $12.320        $10.003        $11.526             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                970          1,017            519             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.951         $9.822             --             --             --
  Accumulation Unit Value at end of
   period                                $12.238         $9.951             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,457          1,031             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.951        $11.483        $11.462             --             --
  Accumulation Unit Value at end of
   period                                $12.238         $9.951        $11.483             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,457          1,031            187             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.534         $9.416             --             --             --
  Accumulation Unit Value at end of
   period                                $11.707         $9.534             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,855          1,418             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.943         $9.821             --             --             --
  Accumulation Unit Value at end of
   period                                $12.203         $9.943             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                343            109             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.936         $9.821             --             --             --
  Accumulation Unit Value at end of
   period                                $12.177         $9.936             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                167             64             --             --             --

62                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.196        $16.007        $13.829        $12.794        $11.736
  Accumulation Unit Value at end of
   period                                 $9.959        $16.196        $16.007        $13.829        $12.794
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                554            629            610            517            589
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $26.203        $20.585        $16.254        $12.902        $10.481
  Accumulation Unit Value at end of
   period                                $12.242        $26.203        $20.585        $16.254        $12.902
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                392            527            649            741            620
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $25.871        $20.355        $16.096        $12.796        $10.410
  Accumulation Unit Value at end of
   period                                $12.069        $25.871        $20.355        $16.096        $12.796
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                131            192            206            200            168
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $25.843        $20.343        $16.095        $12.801        $10.420
  Accumulation Unit Value at end of
   period                                $12.050        $25.843        $20.343        $16.095        $12.801
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42             72             84             91             97
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $25.516        $20.115        $15.938        $12.696        $10.349
  Accumulation Unit Value at end of
   period                                $11.879        $25.516        $20.115        $15.938        $12.696
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                225            389            424            436            346
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $25.516        $20.115        $15.938        $12.696        $10.349
  Accumulation Unit Value at end of
   period                                $11.879        $25.516        $20.115        $15.938        $12.696
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                225            389            424            436            346
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $30.448        $24.040        $19.076        $15.218        $12.787
  Accumulation Unit Value at end of
   period                                $14.154        $30.448        $24.040        $19.076        $15.218
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                284            310            253            183             90
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $30.448        $24.040        $19.076        $15.218        $12.424
  Accumulation Unit Value at end of
   period                                $14.154        $30.448        $24.040        $19.076        $15.218
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                284            310            253            183             90
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $25.241        $19.938        $15.830        $12.634        $10.320
  Accumulation Unit Value at end of
   period                                $11.728        $25.241        $19.938        $15.830        $12.634
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39             52             67             77             64
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $30.119        $23.815        $18.927        $15.121        $12.724
  Accumulation Unit Value at end of
   period                                $13.980        $30.119        $23.815        $18.927        $15.121
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                361            685            958          1,013            761

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.913         $7.008         $7.732        $11.490        $10.000
  Accumulation Unit Value at end of
   period                                $10.481         $6.913         $7.008         $7.732        $11.490
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                640            496            364            273             56
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.877         $6.982         $7.714        $11.114        $10.000
  Accumulation Unit Value at end of
   period                                $10.410         $6.877         $6.982         $7.714        $11.114
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                152            110            116            107             15
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.887         $6.995         $8.385             --             --
  Accumulation Unit Value at end of
   period                                $10.420         $6.887         $6.995             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71             55             52             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.850         $6.650             --             --             --
  Accumulation Unit Value at end of
   period                                $10.349         $6.850             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                254             76             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.850         $6.969         $8.365             --             --
  Accumulation Unit Value at end of
   period                                $10.349         $6.850         $6.969             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                254             76             28             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.236         $8.000             --             --             --
  Accumulation Unit Value at end of
   period                                $12.424         $8.236             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 82             34             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $6.845         $6.650             --             --             --
  Accumulation Unit Value at end of
   period                                $10.320         $6.845             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27              5             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           63

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $25.037        $19.807        $15.749        $12.589        $10.597
  Accumulation Unit Value at end of
   period                                $11.615        $25.037        $19.807        $15.749        $12.589
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             50             61             85             48
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $25.037        $19.807        $15.749        $12.589        $10.298
  Accumulation Unit Value at end of
   period                                $11.615        $25.037        $19.807        $15.749        $12.589
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             50             61             85             48
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $29.794        $23.606        $18.798        $15.048        $12.685
  Accumulation Unit Value at end of
   period                                $13.802        $29.794        $23.606        $18.798        $15.048
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             29             27             36             19
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.842        $13.915        $11.619        $10.695         $9.151
  Accumulation Unit Value at end of
   period                                 $9.314        $15.842        $13.915        $11.619        $10.695
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                810          1,033          1,223          1,246          1,131
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.642        $13.759        $11.506        $10.607         $9.089
  Accumulation Unit Value at end of
   period                                 $9.182        $15.642        $13.759        $11.506        $10.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                785            893            844            642            217
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.625        $13.751        $11.505        $10.612         $9.097
  Accumulation Unit Value at end of
   period                                 $9.168        $15.625        $13.751        $11.505        $10.612
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                115            156            174            178            137
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.426        $13.597        $11.394        $10.525         $9.036
  Accumulation Unit Value at end of
   period                                 $9.038        $15.426        $13.597        $11.394        $10.525
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                591            862          1,015          1,014            992
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.426        $13.597        $11.394        $10.525         $9.036
  Accumulation Unit Value at end of
   period                                 $9.038        $15.426        $13.597        $11.394        $10.525
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                591            862          1,015          1,014            992
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.644        $12.927        $10.848        $10.036         $8.813
  Accumulation Unit Value at end of
   period                                 $8.566        $14.644        $12.927        $10.848        $10.036
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,539          1,483          1,433          1,057            397
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.644        $12.927        $10.848        $10.036         $8.629
  Accumulation Unit Value at end of
   period                                 $8.566        $14.644        $12.927        $10.848        $10.036
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,539          1,483          1,433          1,057            397

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.840         $6.650             --             --             --
  Accumulation Unit Value at end of
   period                                $10.298         $6.840             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19              6             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.019         $8.740        $10.551        $10.960        $10.000
  Accumulation Unit Value at end of
   period                                 $9.151         $7.019         $8.740        $10.551        $10.960
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                967            818            664            424             84
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.982         $8.707        $10.527        $10.952        $10.000
  Accumulation Unit Value at end of
   period                                 $9.089         $6.982         $8.707        $10.527        $10.952
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                165            120            124            116             15
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.992         $8.724        $10.505             --             --
  Accumulation Unit Value at end of
   period                                 $9.097         $6.992         $8.724             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                130            105             61             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.955         $7.235             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.036         $6.955             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                812            229             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $6.955         $8.691        $10.481             --             --
  Accumulation Unit Value at end of
   period                                 $9.036         $6.955         $8.691             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                812            229             45             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.652         $6.924             --             --             --
  Accumulation Unit Value at end of
   period                                 $8.629         $6.652             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                310            229             --             --             --

64                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.260        $13.477        $11.316        $10.474         $9.010
  Accumulation Unit Value at end of
   period                                 $8.922        $15.260        $13.477        $11.316        $10.474
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                170            228            247            284            219
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.486        $12.806        $10.763         $9.972         $8.769
  Accumulation Unit Value at end of
   period                                 $8.461        $14.486        $12.806        $10.763         $9.972
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,072          3,745          5,494          6,511          6,850
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.137        $13.388        $11.258        $10.436         $9.181
  Accumulation Unit Value at end of
   period                                 $8.837        $15.137        $13.388        $11.258        $10.436
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 41             61             87             77             71
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.137        $13.388        $11.258        $10.436         $8.991
  Accumulation Unit Value at end of
   period                                 $8.837        $15.137        $13.388        $11.258        $10.436
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 41             61             87             77             71
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.330        $12.694        $10.690         $9.924         $8.743
  Accumulation Unit Value at end of
   period                                 $8.353        $14.330        $12.694        $10.690         $9.924
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 90             90            116            150            131
TEMPLETON GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.634        $16.255        $13.611        $13.329        $11.681
  Accumulation Unit Value at end of
   period                                $13.025        $17.634        $16.255        $13.611        $13.329
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                306            340            403            415            458
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.410        $16.073        $13.479        $13.219        $11.602
  Accumulation Unit Value at end of
   period                                $12.840        $17.410        $16.073        $13.479        $13.219
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 75             94            112            131            137
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.391        $16.064        $13.477        $13.225        $11.613
  Accumulation Unit Value at end of
   period                                $12.820        $17.391        $16.064        $13.477        $13.225
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31             33             47             46             45
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.171        $15.884        $13.347        $13.116        $11.535
  Accumulation Unit Value at end of
   period                                $12.638        $17.171        $15.884        $13.347        $13.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             27             33             35             38
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.171        $15.884        $13.347        $13.116        $11.535
  Accumulation Unit Value at end of
   period                                $12.638        $17.171        $15.884        $13.347        $13.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             27             33             35             38

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $6.949         $7.235             --             --             --
  Accumulation Unit Value at end of
   period                                 $9.010         $6.949             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 48             12             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $6.945         $7.235             --             --             --
  Accumulation Unit Value at end of
   period                                 $8.991         $6.945             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24              5             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
TEMPLETON GLOBAL ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.977         $9.521        $10.722        $10.869        $10.000
  Accumulation Unit Value at end of
   period                                $11.681         $8.977         $9.521        $10.722        $10.869
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                500            579            623            447             73
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.930         $9.486        $10.698        $10.860        $10.000
  Accumulation Unit Value at end of
   period                                $11.602         $8.930         $9.486        $10.698        $10.860
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                163            181            208            139             13
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.942         $9.504        $10.744             --             --
  Accumulation Unit Value at end of
   period                                $11.613         $8.942         $9.504             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 53             37             30             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.896         $8.613             --             --             --
  Accumulation Unit Value at end of
   period                                $11.535         $8.896             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 40             34             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.896         $9.468        $10.718             --             --
  Accumulation Unit Value at end of
   period                                $11.535         $8.896         $9.468             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 40             34             33             --             --

HARTFORD LIFE INSURANCE COMPANY                                           65

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.069        $14.887        $12.528        $12.330        $11.046
  Accumulation Unit Value at end of
   period                                $11.809        $16.069        $14.887        $12.528        $12.330
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             48             52             56             76
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.069        $14.887        $12.528        $12.330        $10.859
  Accumulation Unit Value at end of
   period                                $11.809        $16.069        $14.887        $12.528        $12.330
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35             48             52             56             76
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.986        $15.744        $13.256        $13.053        $11.502
  Accumulation Unit Value at end of
   period                                $12.477        $16.986        $15.744        $13.256        $13.053
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              3              3
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.895        $14.748        $12.429        $12.251        $10.991
  Accumulation Unit Value at end of
   period                                $11.664        $15.895        $14.748        $12.429        $12.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              7              8             11             19
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.849        $15.640        $13.188        $13.006        $11.673
  Accumulation Unit Value at end of
   period                                $12.358        $16.849        $15.640        $13.188        $13.006
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.849        $15.640        $13.188        $13.006        $11.477
  Accumulation Unit Value at end of
   period                                $12.358        $16.849        $15.640        $13.188        $13.006
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.724        $14.618        $12.345        $12.192        $10.958
  Accumulation Unit Value at end of
   period                                $11.515        $15.724        $14.618        $12.345        $12.192
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.124        $15.977        $13.301        $12.390        $10.830
  Accumulation Unit Value at end of
   period                                 $9.170        $16.124        $15.977        $13.301        $12.390
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,154          1,431          1,531          1,617          1,533
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.920        $15.798        $13.172        $12.289        $10.757
  Accumulation Unit Value at end of
   period                                 $9.041        $15.920        $15.798        $13.172        $12.289
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                944          1,095          1,059            858            330
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.903        $15.789        $13.171        $12.294        $10.766
  Accumulation Unit Value at end of
   period                                 $9.026        $15.903        $15.789        $13.171        $12.294
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                208            235            245            265            246

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.387         $8.125             --             --             --
  Accumulation Unit Value at end of
   period                                $10.859         $8.387             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 63             58             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.888         $8.612             --             --             --
  Accumulation Unit Value at end of
   period                                $11.502         $8.888             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.882         $8.612             --             --             --
  Accumulation Unit Value at end of
   period                                $11.477         $8.882             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.311        $10.340        $10.626        $10.619        $10.000
  Accumulation Unit Value at end of
   period                                $10.830         $8.311        $10.340        $10.626        $10.619
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,439          1,205            790            559            154
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.268        $10.302        $10.602        $10.611        $10.000
  Accumulation Unit Value at end of
   period                                $10.757         $8.268        $10.302        $10.602        $10.611
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                305            237            158            126             19
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.279        $10.321        $10.691             --             --
  Accumulation Unit Value at end of
   period                                $10.766         $8.279        $10.321             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                238            197             91             --             --

66                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.701        $15.612        $13.043        $12.193        $10.694
  Accumulation Unit Value at end of
   period                                 $8.899        $15.701        $15.612        $13.043        $12.193
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,396          1,917          1,778          1,532          1,218
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $15.701        $15.612        $13.043        $12.193        $10.694
  Accumulation Unit Value at end of
   period                                 $8.899        $15.701        $15.612        $13.043        $12.193
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,396          1,917          1,778          1,532          1,218
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.368        $15.304        $12.805        $11.988        $10.739
  Accumulation Unit Value at end of
   period                                 $8.697        $15.368        $15.304        $12.805        $11.988
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,242          2,470          2,313          1,720            513
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.368        $15.304        $12.805        $11.988        $10.530
  Accumulation Unit Value at end of
   period                                 $8.697        $15.368        $15.304        $12.805        $11.988
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,242          2,470          2,313          1,720            513
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.532        $15.475        $12.954        $12.134        $10.664
  Accumulation Unit Value at end of
   period                                 $8.785        $15.532        $15.475        $12.954        $12.134
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                254            336            334            326            256
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.202        $15.161        $12.705        $11.912        $10.686
  Accumulation Unit Value at end of
   period                                 $8.590        $15.202        $15.161        $12.705        $11.912
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,739          4,496          5,686          6,588          6,516
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.406        $15.372        $12.888        $12.090        $10.851
  Accumulation Unit Value at end of
   period                                 $8.701        $15.406        $15.372        $12.888        $12.090
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71             86             78             88             65
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.406        $15.372        $12.888        $12.090        $10.641
  Accumulation Unit Value at end of
   period                                 $8.701        $15.406        $15.372        $12.888        $12.090
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71             86             78             88             65
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.038        $15.028        $12.618        $11.854        $10.654
  Accumulation Unit Value at end of
   period                                 $8.480        $15.038        $15.028        $12.618        $11.854
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                382            445            369            234            121

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.236         $8.449             --             --             --
  Accumulation Unit Value at end of
   period                                $10.694         $8.236             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,114            296             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $8.236        $10.283        $10.666             --             --
  Accumulation Unit Value at end of
   period                                $10.694         $8.236        $10.283             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,114            296             39             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.122         $8.337             --             --             --
  Accumulation Unit Value at end of
   period                                $10.530         $8.122             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                435            276             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $8.229         $8.449             --             --             --
  Accumulation Unit Value at end of
   period                                $10.664         $8.229             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 77             14             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $8.224         $8.449             --             --             --
  Accumulation Unit Value at end of
   period                                $10.641         $8.224             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 52             11             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT SEVEN AND THE BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account Seven (the "Account"), as of December 31, 2008, and the related statements of operations and changes in net assets for the respective stated periods then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2008, by correspondence with the mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting Hartford Life and Annuity Insurance Company Separate Account Seven as of December 31, 2008, the results of their operations and the changes in their net assets for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 18, 2009

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                    BALANCED WEALTH            INTERNATIONAL
                                   STRATEGY PORTFOLIO         VALUE PORTFOLIO
                                    SUB-ACCOUNT (A)           SUB-ACCOUNT (A)
----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        1,400,432                 1,389,546
                                     ==============            ==============
  Cost                                  $13,905,798               $21,042,930
                                     ==============            ==============
  Market Value                          $12,085,724               $15,187,733
 Due from Hartford Life and
  Annuity Insurance Company                   1,201                    27,379
 Receivable from fund shares
  sold                                           --                        --
 Other assets                                    --                        --
                                     --------------            --------------
 Total Assets                            12,086,925                15,215,112
                                     --------------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                      --                        --
 Payable for fund shares
  purchased                                   1,201                    27,379
 Other liabilities                                1                         6
                                     --------------            --------------
 Total Liabilities                            1,202                    27,385
                                     --------------            --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $12,085,723               $15,187,727
                                     ==============            ==============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN VPS                               ALLIANCEBERNSTEIN VPS       AIM V.I.
                                    SMALL/MID CAP         ALLIANCEBERNSTEIN VPS         INTERNATIONAL            BASIC
                                   VALUE PORTFOLIO           VALUE PORTFOLIO           GROWTH PORTFOLIO        VALUE FUND
                                   SUB-ACCOUNT (A)           SUB-ACCOUNT (A)           SUB-ACCOUNT (A)        SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        566,299                   81,457                    468,773            21,964,122
                                     ============               ==========               ============        ==============
  Cost                                 $7,070,092                 $762,979                 $8,234,662          $171,194,951
                                     ============               ==========               ============        ==============
  Market Value                         $5,589,367                 $618,257                 $5,817,478           $90,052,900
 Due from Hartford Life and
  Annuity Insurance Company                28,498                    1,203                         --                86,727
 Receivable from fund shares
  sold                                         --                       --                     16,668                    --
 Other assets                                  --                       --                         --                    --
                                     ------------               ----------               ------------        --------------
 Total Assets                           5,617,865                  619,460                  5,834,146            90,139,627
                                     ------------               ----------               ------------        --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                       --                     16,668                    --
 Payable for fund shares
  purchased                                28,498                    1,203                         --                86,727
 Other liabilities                              6                        1                          2                    41
                                     ------------               ----------               ------------        --------------
 Total Liabilities                         28,504                    1,204                     16,670                86,768
                                     ------------               ----------               ------------        --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $5,589,361                 $618,256                 $5,817,476           $90,052,859
                                     ============               ==========               ============        ==============

                                      AIM V.I.             AIM V.I.         AIM V.I.
                                       CAPITAL               CORE          GOVERNMENT
                                  APPRECIATION FUND      EQUITY FUND    SECURITIES FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      2,957,694            9,936,475        84,576,742
                                    =============       ==============  ================
  Cost                                $63,688,687         $247,424,646    $1,036,946,900
                                    =============       ==============  ================
  Market Value                        $49,941,564         $196,232,547    $1,103,726,476
 Due from Hartford Life and
  Annuity Insurance Company                74,068                   --                --
 Receivable from fund shares
  sold                                         --               67,406           279,387
 Other assets                                  --                   --                --
                                    -------------       --------------  ----------------
 Total Assets                          50,015,632          196,299,953     1,104,005,863
                                    -------------       --------------  ----------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --               67,436           279,387
 Payable for fund shares
  purchased                                74,068                   --                --
 Other liabilities                             21                   10                 1
                                    -------------       --------------  ----------------
 Total Liabilities                         74,089               67,446           279,388
                                    -------------       --------------  ----------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $49,941,543         $196,232,507    $1,103,726,475
                                    =============       ==============  ================

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                   AIM V.I.        AIM V.I.
                                INTERNATIONAL    MID CAP CORE
                                 GROWTH FUND     EQUITY FUND
                                 SUB-ACCOUNT     SUB-ACCOUNT
--------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                   7,900,301      27,091,345
                                ==============  ==============
  Cost                            $209,720,598    $299,974,852
                                ==============  ==============
  Market Value                    $153,766,488    $232,714,650
 Due from Hartford Life and
  Annuity Insurance Company                 --         187,941
 Receivable from fund shares
  sold                                  45,891              --
 Other assets                               --              20
                                --------------  --------------
 Total Assets                      153,812,379     232,902,611
                                --------------  --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company             45,891              --
 Payable for fund shares
  purchased                                 --         187,941
 Other liabilities                          10              --
                                --------------  --------------
 Total Liabilities                      45,901         187,941
                                --------------  --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $153,766,478    $232,714,670
                                ==============  ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  AIM V.I.       AIM V.I.            AIM V.I.               AIM V.I.
                                 SMALL CAP       LARGE CAP           CAPITAL            POWERSHARES ETF
                                EQUITY FUND     GROWTH FUND      DEVELOPMENT FUND       ALLOCATION FUND
                                SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT (B)
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                  9,838,489      2,980,350            203,678                23,071
                               ==============  =============       ============            ==========
  Cost                           $141,215,630    $36,811,701         $2,512,040              $242,869
                               ==============  =============       ============            ==========
  Market Value                   $104,456,913    $29,147,819         $1,603,165              $255,166
 Due from Hartford Life and
  Annuity Insurance Company           332,260          1,756                 --                10,560
 Receivable from fund shares
  sold                                     --             --                 78                    --
 Other assets                              --             --                 --                    --
                               --------------  -------------       ------------            ----------
 Total Assets                     104,789,173     29,149,575          1,603,243               265,726
                               --------------  -------------       ------------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                --             --                 78                    --
 Payable for fund shares
  purchased                           332,260          1,833                 --                10,560
 Other liabilities                         11              3                 --                    --
                               --------------  -------------       ------------            ----------
 Total Liabilities                    332,271          1,836                 78                10,560
                               --------------  -------------       ------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $104,456,902    $29,147,739         $1,603,165              $255,166
                               ==============  =============       ============            ==========

                                                              AMERICAN FUNDS
                                    AMERICAN FUNDS                GLOBAL            AMERICAN FUNDS
                                        GLOBAL                  GROWTH AND              ASSET
                                      BOND FUND                INCOME FUND         ALLOCATION FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      25,366,507                64,806,909            101,624,441
                                    ==============            ==============       ================
  Cost                                $277,755,121              $707,387,044         $1,494,992,445
                                    ==============            ==============       ================
  Market Value                        $270,406,963              $432,262,083         $1,227,623,240
 Due from Hartford Life and
  Annuity Insurance Company                 49,136                   119,540                     --
 Receivable from fund shares
  sold                                          --                        --                370,405
 Other assets                                    7                        --                     --
                                    --------------            --------------       ----------------
 Total Assets                          270,456,106               432,381,623          1,227,993,645
                                    --------------            --------------       ----------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                        --                370,405
 Payable for fund shares
  purchased                                 49,136                   119,540                     --
 Other liabilities                              --                         7                     38
                                    --------------            --------------       ----------------
 Total Liabilities                          49,136                   119,547                370,443
                                    --------------            --------------       ----------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $270,406,970              $432,262,076         $1,227,623,202
                                    ==============            ==============       ================

(b) From inception November 10, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                     AMERICAN FUNDS
                                       BLUE CHIP
                                       INCOME AND          AMERICAN FUNDS
                                      GROWTH FUND            BOND FUND
                                      SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      109,706,806            112,308,353
                                     ==============       ================
  Cost                                 $982,511,119         $1,209,887,355
                                     ==============       ================
  Market Value                         $726,259,053         $1,052,329,267
 Due from Hartford Life and
  Annuity Insurance Company                      --                     --
 Receivable from fund shares
  sold                                       94,077                614,722
 Other assets                                     9                     --
                                     --------------       ----------------
 Total Assets                           726,353,139          1,052,943,989
                                     --------------       ----------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  94,077                614,722
 Payable for fund shares
  purchased                                      --                     --
 Other liabilities                               --                      7
                                     --------------       ----------------
 Total Liabilities                           94,077                614,729
                                     --------------       ----------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $726,259,062         $1,052,329,260
                                     ==============       ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  AMERICAN FUNDS
                                      GLOBAL          AMERICAN FUNDS      AMERICAN FUNDS         AMERICAN FUNDS
                                    GROWTH FUND        GROWTH FUND      GROWTH-INCOME FUND     INTERNATIONAL FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                    32,501,146          68,438,317         103,588,531             58,480,208
                                   =============      ==============      ==============          =============
  Cost                              $562,060,996      $3,487,209,565      $3,523,802,126           $986,820,149
                                   =============      ==============      ==============          =============
  Market Value                      $451,115,906      $2,276,942,798      $2,497,519,490           $712,873,735
 Due from Hartford Life and
  Annuity Insurance Company                   --                  --                  --                 97,930
 Receivable from fund shares
  sold                                   386,130             741,213           1,372,108                     --
 Other assets                                 --                  --                  --                     --
                                   -------------      --------------      --------------          -------------
 Total Assets                        451,502,036       2,277,684,011       2,498,891,598            712,971,665
                                   -------------      --------------      --------------          -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company              386,130             741,213           1,372,107                     --
 Payable for fund shares
  purchased                                   --                  --                  --                 97,930
 Other liabilities                             1                  32                  60                     15
                                   -------------      --------------      --------------          -------------
 Total Liabilities                       386,131             741,245           1,372,167                 97,945
                                   -------------      --------------      --------------          -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities              $451,115,905      $2,276,942,766      $2,497,519,431           $712,873,720
                                   =============      ==============      ==============          =============

                                                         AMERICAN FUNDS         FIDELITY VIP
                                  AMERICAN FUNDS          GLOBAL SMALL             GROWTH
                                  NEW WORLD FUND       CAPITALIZATION FUND        PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (A)
-----------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                    21,435,861             22,371,484              101,175
                                   =============          =============          ===========
  Cost                              $343,966,070           $391,021,946           $3,168,851
                                   =============          =============          ===========
  Market Value                      $288,741,038           $246,757,464           $2,358,389
 Due from Hartford Life and
  Annuity Insurance Company                   --                 43,190                6,551
 Receivable from fund shares
  sold                                   119,530                     --                   --
 Other assets                                 --                     --                   --
                                   -------------          -------------          -----------
 Total Assets                        288,860,568            246,800,654            2,364,940
                                   -------------          -------------          -----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company              119,530                     --                   --
 Payable for fund shares
  purchased                                   --                 43,190                6,551
 Other liabilities                             1                      6                    1
                                   -------------          -------------          -----------
 Total Liabilities                       119,531                 43,196                6,552
                                   -------------          -------------          -----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities              $288,741,037           $246,757,458           $2,358,388
                                   =============          =============          ===========

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                     FIDELITY VIP             FIDELITY VIP
                                      CONTRAFUND                 MID CAP
                                       PORTFOLIO                PORTFOLIO
                                    SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       2,799,125                1,483,509
                                     =============            =============
  Cost                                 $54,786,080              $33,888,379
                                     =============            =============
  Market Value                         $42,378,756              $26,881,189
 Due from Hartford Life and
  Annuity Insurance Company                115,008                  123,198
 Receivable from fund shares
  sold                                          --                       --
 Other assets                                   --                       --
                                     -------------            -------------
 Total Assets                           42,493,764               27,004,387
                                     -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                       --
 Payable for fund shares
  purchased                                115,008                  123,198
 Other liabilities                              11                        9
                                     -------------            -------------
 Total Liabilities                         115,019                  123,207
                                     -------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $42,378,745              $26,881,180
                                     =============            =============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            FIDELITY VIP               FRANKLIN
                                    FIDELITY VIP          DYNAMIC CAPITAL               RISING               FRANKLIN
                                  VALUE STRATEGIES          APPRECIATION              DIVIDENDS               INCOME
                                     PORTFOLIO               PORTFOLIO             SECURITIES FUND       SECURITIES FUND
                                  SUB-ACCOUNT (A)         SUB-ACCOUNT (A)            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       452,694                 176,161                48,601,370            154,362,168
                                    ============            ============            ==============       ================
  Cost                                $3,148,998              $1,310,928              $869,834,135         $2,363,512,179
                                    ============            ============            ==============       ================
  Market Value                        $2,245,364                $916,035              $666,810,788         $1,752,120,055
 Due from Hartford Life and
  Annuity Insurance Company               24,190                      --                        --                     --
 Receivable from fund shares
  sold                                        --                      45                   301,554                644,483
 Other assets                                 --                      --                        --                     --
                                    ------------            ------------            --------------       ----------------
 Total Assets                          2,269,554                 916,080               667,112,342          1,752,764,538
                                    ------------            ------------            --------------       ----------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   --                      45                   301,554                644,483
 Payable for fund shares
  purchased                               24,190                      --                        --                     --
 Other liabilities                             1                       1                        38                     10
                                    ------------            ------------            --------------       ----------------
 Total Liabilities                        24,191                      46                   301,592                644,493
                                    ------------            ------------            --------------       ----------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $2,245,363                $916,034              $666,810,750         $1,752,120,045
                                    ============            ============            ==============       ================

                                       FRANKLIN                 FRANKLIN                  FRANKLIN
                                      LARGE CAP                  GLOBAL                SMALL-MID CAP
                                        GROWTH                 REAL ESTATE                 GROWTH
                                   SECURITIES FUND           SECURITIES FUND          SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      11,996,652                  893,103                17,784,764
                                    ==============            =============            ==============
  Cost                                $171,773,395              $15,358,132              $319,101,254
                                    ==============            =============            ==============
  Market Value                        $125,964,843               $9,475,828              $209,034,641
 Due from Hartford Life and
  Annuity Insurance Company                     --                       --                        --
 Receivable from fund shares
  sold                                      27,570                    3,483                   113,715
 Other assets                                   --                        2                        --
                                    --------------            -------------            --------------
 Total Assets                          125,992,413                9,479,313               209,148,356
                                    --------------            -------------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 27,570                    3,483                   113,715
 Payable for fund shares
  purchased                                     --                       --                        --
 Other liabilities                               3                       --                        18
                                    --------------            -------------            --------------
 Total Liabilities                          27,573                    3,483                   113,733
                                    --------------            -------------            --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $125,964,840               $9,475,830              $209,034,623
                                    ==============            =============            ==============

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                        FRANKLIN                  FRANKLIN
                                       SMALL CAP                  STRATEGIC
                                         VALUE                     INCOME
                                    SECURITIES FUND            SECURITIES FUND
                                      SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        4,964,521                 61,679,989
                                     ==============            ===============
  Cost                                  $71,622,451               $733,944,614
                                     ==============            ===============
  Market Value                          $52,560,886               $652,335,748
 Due from Hartford Life and
  Annuity Insurance Company                  65,466                         --
 Receivable from fund shares
  sold                                           --                    270,487
 Other assets                                    --                          1
                                     --------------            ---------------
 Total Assets                            52,626,352                652,606,236
                                     --------------            ---------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                      --                    270,487
 Payable for fund shares
  purchased                                  65,466                         --
 Other liabilities                               24                         --
                                     --------------            ---------------
 Total Liabilities                           65,490                    270,487
                                     --------------            ---------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $52,560,862               $652,335,749
                                     ==============            ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        TEMPLETON
                                                        DEVELOPING                TEMPLETON                 TEMPLETON
                                MUTUAL SHARES            MARKETS                   FOREIGN                GLOBAL ASSET
                               SECURITIES FUND       SECURITIES FUND           SECURITIES FUND           ALLOCATION FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                   93,764,922           18,433,093                36,364,428                1,019,537
                               ================       ==============            ==============            =============
  Cost                           $1,509,901,310         $172,830,300              $500,994,297              $17,216,660
                               ================       ==============            ==============            =============
  Market Value                   $1,104,945,561         $112,605,414              $391,326,686               $8,635,486
 Due from Hartford Life and
  Annuity Insurance Company              17,133                   --                        --                       --
 Receivable from fund shares
  sold                                       --               77,612                   178,881                   33,771
 Other assets                                --                   --                         2                       --
                               ----------------       --------------            --------------            -------------
 Total Assets                     1,104,962,694          112,683,026               391,505,569                8,669,257
                               ----------------       --------------            --------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  --               77,612                   178,881                   33,771
 Payable for fund shares
  purchased                              17,133                   --                        --                       --
 Other liabilities                           39                   10                        --                       --
                               ----------------       --------------            --------------            -------------
 Total Liabilities                       17,172               77,622                   178,881                   33,771
                               ----------------       --------------            --------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $1,104,945,522         $112,605,404              $391,326,688               $8,635,486
                               ================       ==============            ==============            =============

                                                                                          FRANKLIN
                                      TEMPLETON                                           FLEX CAP
                                        GROWTH               MUTUAL DISCOVERY              GROWTH
                                   SECURITIES FUND           SECURITIES FUND           SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      68,026,750                32,190,204                4,917,104
                                    ==============            ==============            =============
  Cost                                $860,850,134              $607,796,063              $54,228,508
                                    ==============            ==============            =============
  Market Value                        $558,083,968              $510,476,539              $40,416,659
 Due from Hartford Life and
  Annuity Insurance Company                 67,600                   177,232                       --
 Receivable from fund shares
  sold                                          --                        --                   13,802
 Other assets                                    3                        --                       --
                                    --------------            --------------            -------------
 Total Assets                          558,151,571               510,653,771               40,430,461
                                    --------------            --------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                        --                   13,802
 Payable for fund shares
  purchased                                 67,600                   177,232                       --
 Other liabilities                              --                         6                        6
                                    --------------            --------------            -------------
 Total Liabilities                          67,600                   177,238                   13,808
                                    --------------            --------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $558,083,971              $510,476,533              $40,416,653
                                    ==============            ==============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                       FRANKLIN
                                       LARGE CAP                TEMPLETON
                                         VALUE                GLOBAL INCOME
                                    SECURITIES FUND          SECURITIES FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT (A)
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       2,713,747                2,244,906
                                     =============            =============
  Cost                                 $29,994,409              $37,653,815
                                     =============            =============
  Market Value                         $20,461,655              $38,964,929
 Due from Hartford Life and
  Annuity Insurance Company                 13,128                   87,786
 Receivable from fund shares
  sold                                          --                       --
 Other assets                                   --                       --
                                     -------------            -------------
 Total Assets                           20,474,783               39,052,715
                                     -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                       --
 Payable for fund shares
  purchased                                 13,128                   87,786
 Other liabilities                               3                        1
                                     -------------            -------------
 Total Liabilities                          13,131                   87,787
                                     -------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $20,461,652              $38,964,928
                                     =============            =============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          HARTFORD                HARTFORD                 HARTFORD
                                   HARTFORD               LARGECAP                 TOTAL                   CAPITAL
                                   ADVISERS                GROWTH               RETURN BOND              APPRECIATION
                                   HLS FUND               HLS FUND                HLS FUND                 HLS FUND
                               SUB-ACCOUNT (A)        SUB-ACCOUNT (A)         SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                    258,962                63,333                23,405,029              10,049,240
                                 ============            ==========            ==============            ============
  Cost                             $4,266,171              $821,703              $244,352,131            $332,293,491
                                 ============            ==========            ==============            ============
  Market Value                     $3,545,130              $625,918              $223,357,958            $254,647,731
 Due from Hartford Life
  and Annuity Insurance
  Company                               5,465                    --                   710,135                 921,165
 Receivable from fund
  shares sold                              --                    29                        --                      --
 Other assets                              --                    --                        --                      --
                                 ------------            ----------            --------------            ------------
 Total Assets                       3,550,595               625,947               224,068,093             255,568,896
                                 ------------            ----------            --------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                                  --                    29                        --                      --
 Payable for fund shares
  purchased                             5,465                    --                   710,135                 921,165
 Other liabilities                         --                    --                         2                     107
                                 ------------            ----------            --------------            ------------
 Total Liabilities                      5,465                    29                   710,137                 921,272
                                 ------------            ----------            --------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $3,545,130              $625,918              $223,357,956            $254,647,624
                                 ============            ==========            ==============            ============

                                    HARTFORD                 HARTFORD
                                    DIVIDEND               FUNDAMENTAL              HARTFORD
                                   AND GROWTH                 GROWTH             GLOBAL EQUITY
                                    HLS FUND                 HLS FUND               HLS FUND
                                SUB-ACCOUNT (A)          SUB-ACCOUNT (A)        SUB-ACCOUNT (A)
--------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                   10,992,829                 151,028                30,908
                                 ==============            ============            ==========
  Cost                             $184,892,052              $1,251,085              $239,949
                                 ==============            ============            ==========
  Market Value                     $157,942,620                $894,080              $190,268
 Due from Hartford Life
  and Annuity Insurance
  Company                               478,972                      --                    --
 Receivable from fund
  shares sold                                --                      42                     8
 Other assets                                --                      --                    --
                                 --------------            ------------            ----------
 Total Assets                       158,421,592                 894,122               190,276
                                 --------------            ------------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                                    --                      42                     8
 Payable for fund shares
  purchased                             478,972                      --                    --
 Other liabilities                           81                      --                    --
                                 --------------            ------------            ----------
 Total Liabilities                      479,053                      42                     8
                                 --------------            ------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $157,942,539                $894,080              $190,268
                                 ==============            ============            ==========

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                             HARTFORD
                                      HARTFORD              DISCIPLINED
                                   GLOBAL GROWTH              EQUITY
                                      HLS FUND               HLS FUND
                                  SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
-----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       66,484                3,216,953
                                     ==========            =============
  Cost                                 $965,893              $32,927,269
                                     ==========            =============
  Market Value                         $676,394              $27,201,095
 Due from Hartford Life and
  Annuity Insurance Company                  --                   66,170
 Receivable from fund shares
  sold                                       31                       --
 Other assets                                --                       --
                                     ----------            -------------
 Total Assets                           676,425               27,267,265
                                     ----------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  31                       --
 Payable for fund shares
  purchased                                  --                   66,170
 Other liabilities                           --                       13
                                     ----------            -------------
 Total Liabilities                           31                   66,183
                                     ----------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $676,394              $27,201,082
                                     ==========            =============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           HARTFORD                                         HARTFORD
                                   HARTFORD                 GROWTH                  HARTFORD             INTERNATIONAL
                                    GROWTH               OPPORTUNITIES             HIGH YIELD                GROWTH
                                   HLS FUND                HLS FUND                 HLS FUND                HLS FUND
                               SUB-ACCOUNT (A)          SUB-ACCOUNT (A)         SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                    453,278                2,836,081                 587,272                 339,183
                                 ============            =============            ============            ============
  Cost                             $3,877,086              $62,303,094              $4,208,886              $3,037,424
                                 ============            =============            ============            ============
  Market Value                     $3,414,562              $48,366,480              $3,365,795              $1,985,829
 Due from Hartford Life
  and Annuity Insurance
  Company                               4,426                   70,762                   7,295                      --
 Receivable from fund
  shares sold                              --                       --                      --                      90
 Other assets                              --                       --                      --                      --
                                 ------------            -------------            ------------            ------------
 Total Assets                       3,418,988               48,437,242               3,373,090               1,985,919
                                 ------------            -------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                                  --                       --                      --                      90
 Payable for fund shares
  purchased                             4,426                   70,762                   7,295                      --
 Other liabilities                          2                       17                      --                      --
                                 ------------            -------------            ------------            ------------
 Total Liabilities                      4,428                   70,779                   7,295                      90
                                 ------------            -------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $3,414,560              $48,366,463              $3,365,795              $1,985,829
                                 ============            =============            ============            ============

                                   HARTFORD                 HARTFORD
                                 INTERNATIONAL               MIDCAP              HARTFORD
                                 OPPORTUNITIES               GROWTH            MONEY MARKET
                                   HLS FUND                 HLS FUND             HLS FUND
                                SUB-ACCOUNT (A)         SUB-ACCOUNT (A)        SUB-ACCOUNT
--------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                   1,432,956                 439,801          1,646,344,812
                                 =============            ============       ================
  Cost                             $15,650,620              $2,987,978         $1,646,344,812
                                 =============            ============       ================
  Market Value                     $12,038,931              $2,349,056         $1,646,344,812
 Due from Hartford Life
  and Annuity Insurance
  Company                               14,639                      --                     --
 Receivable from fund
  shares sold                               --                  37,602                892,194
 Other assets                               --                      --                     --
                                 -------------            ------------       ----------------
 Total Assets                       12,053,570               2,386,658          1,647,237,006
                                 -------------            ------------       ----------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                                   --                  37,602                892,194
 Payable for fund shares
  purchased                             14,639                      --                     --
 Other liabilities                           2                       2                     63
                                 -------------            ------------       ----------------
 Total Liabilities                      14,641                  37,604                892,257
                                 -------------            ------------       ----------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $12,038,929              $2,349,054         $1,646,344,749
                                 =============            ============       ================

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                       HARTFORD                HARTFORD
                                    SMALL COMPANY          SMALLCAP GROWTH
                                       HLS FUND                HLS FUND
                                   SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        545,408                 127,876
                                     ============            ============
  Cost                                 $7,801,605              $1,774,718
                                     ============            ============
  Market Value                         $6,003,324              $1,479,209
 Due from Hartford Life and
  Annuity Insurance Company                    --                     218
 Receivable from fund shares
  sold                                      5,617                      --
 Other assets                                  --                      --
                                     ------------            ------------
 Total Assets                           6,008,941               1,479,427
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 5,617                      --
 Payable for fund shares
  purchased                                    --                     218
 Other liabilities                              2                      --
                                     ------------            ------------
 Total Liabilities                          5,619                     218
                                     ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $6,003,322              $1,479,209
                                     ============            ============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FI-NANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              HARTFORD                                         HARTFORD
                                      HARTFORD             U.S. GOVERNMENT             HARTFORD                 VALUE
                                       STOCK                 SECURITIES                 VALUE               OPPORTUNITIES
                                      HLS FUND                HLS FUND                 HLS FUND                HLS FUND
                                  SUB-ACCOUNT (A)          SUB-ACCOUNT (A)         SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        30,213                2,765,250                 443,928                 188,058
                                    ============            =============            ============            ============
  Cost                                $1,056,206              $29,319,211              $4,271,193              $2,032,907
                                    ============            =============            ============            ============
  Market Value                          $781,427              $28,182,182              $3,451,143              $1,650,051
 Due from Hartford Life and
  Annuity Insurance Company               17,061                   56,205                     920                  15,010
 Receivable from fund shares
  sold                                        --                       --                      --                      --
 Other assets                                 --                        1                      --                      --
                                    ------------            -------------            ------------            ------------
 Total Assets                            798,488               28,238,388               3,452,063               1,665,061
                                    ------------            -------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   --                       --                      --                      --
 Payable for fund shares
  purchased                               17,061                   56,205                     920                  15,010
 Other liabilities                            --                       --                       2                      --
                                    ------------            -------------            ------------            ------------
 Total Liabilities                        17,061                   56,205                     922                  15,010
                                    ------------            -------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                  $781,427              $28,182,183              $3,451,141              $1,650,051
                                    ============            =============            ============            ============

                                      HARTFORD                                      AMERICAN FUNDS
                                       EQUITY              AMERICAN FUNDS          BLUE CHIP INCOME
                                       INCOME             ASSET ALLOCATION            AND GROWTH
                                      HLS FUND                HLS FUND                 HLS FUND
                                  SUB-ACCOUNT (A)          SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
-----------------------------  ------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       201,714                2,937,965                1,584,580
                                    ============            =============            =============
  Cost                                $2,076,829              $25,290,629              $12,673,439
                                    ============            =============            =============
  Market Value                        $1,854,866              $21,482,560              $10,673,809
 Due from Hartford Life and
  Annuity Insurance Company                2,062                   29,933                       --
 Receivable from fund shares
  sold                                        --                       --                    3,883
 Other assets                                 --                       --                       --
                                    ------------            -------------            -------------
 Total Assets                          1,856,928               21,512,493               10,677,692
                                    ------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   --                       --                    3,883
 Payable for fund shares
  purchased                                2,062                   29,933                       --
 Other liabilities                             1                        2                        2
                                    ------------            -------------            -------------
 Total Liabilities                         2,063                   29,935                    3,885
                                    ------------            -------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,854,865              $21,482,558              $10,673,807
                                    ============            =============            =============

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS           AMERICAN FUNDS
                                         BOND                  GLOBAL BOND
                                       HLS FUND                 HLS FUND
                                    SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       5,968,050                1,986,494
                                     =============            =============
  Cost                                 $55,897,554              $19,115,871
                                     =============            =============
  Market Value                         $53,586,883              $19,565,568
 Due from Hartford Life and
  Annuity Insurance Company                114,681                   23,931
 Receivable from fund shares
  sold                                          --                       --
 Other assets                                    1                        1
                                     -------------            -------------
 Total Assets                           53,701,565               19,589,500
                                     -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                       --
 Payable for fund shares
  purchased                                114,681                   23,931
 Other liabilities                              --                       --
                                     -------------            -------------
 Total Liabilities                         114,681                   23,931
                                     -------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $53,586,884              $19,565,569
                                     =============            =============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS                                    AMERICAN FUNDS
                                    GLOBAL GROWTH           AMERICAN FUNDS            GLOBAL SMALL             AMERICAN FUNDS
                                     AND INCOME              GLOBAL GROWTH           CAPITALIZATION                GROWTH
                                      HLS FUND                 HLS FUND                 HLS FUND                  HLS FUND
                                   SUB-ACCOUNT (A)          SUB-ACCOUNT (A)          SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      6,127,048                2,126,273                3,330,962                17,728,345
                                    =============            =============            =============            ==============
  Cost                                $47,163,623              $17,862,124              $23,578,360              $137,089,061
                                    =============            =============            =============            ==============
  Market Value                        $37,113,008              $13,617,815              $16,975,679              $102,913,079
 Due from Hartford Life and
  Annuity Insurance Company                81,103                   27,060                   31,118                   272,185
 Receivable from fund shares
  sold                                         --                       --                       --                        --
 Other assets                                  --                       --                       --                        --
                                    -------------            -------------            -------------            --------------
 Total Assets                          37,194,111               13,644,875               17,006,797               103,185,264
                                    -------------            -------------            -------------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                       --                       --                        --
 Payable for fund shares
  purchased                                81,103                   27,060                   31,118                   272,185
 Other liabilities                              4                        2                        2                        24
                                    -------------            -------------            -------------            --------------
 Total Liabilities                         81,107                   27,062                   31,120                   272,209
                                    -------------            -------------            -------------            --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $37,113,004              $13,617,813              $16,975,677              $102,913,055
                                    =============            =============            =============            ==============


                                   AMERICAN FUNDS           AMERICAN FUNDS           AMERICAN FUNDS
                                    GROWTH-INCOME            INTERNATIONAL              NEW WORLD
                                      HLS FUND                 HLS FUND                 HLS FUND
                                   SUB-ACCOUNT (A)          SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
-----------------------------  -------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      9,499,360               10,911,485                3,408,573
                                    =============            =============            =============
  Cost                                $76,234,220              $82,326,561              $26,774,024
                                    =============            =============            =============
  Market Value                        $60,687,023              $66,450,288              $20,462,896
 Due from Hartford Life and
  Annuity Insurance Company               163,334                   59,408                   30,109
 Receivable from fund shares
  sold                                         --                       --                       --
 Other assets                                  --                       --                       --
                                    -------------            -------------            -------------
 Total Assets                          60,850,357               66,509,696               20,493,005
                                    -------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                       --                       --
 Payable for fund shares
  purchased                               163,334                   59,408                   30,109
 Other liabilities                             15                       12                        2
                                    -------------            -------------            -------------
 Total Liabilities                        163,349                   59,420                   30,111
                                    -------------            -------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $60,687,008              $66,450,276              $20,462,894
                                    =============            =============            =============

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                     LORD ABBETT              LORD ABBETT
                                   AMERICA'S VALUE          BOND-DEBENTURE
                                      PORTFOLIO                PORTFOLIO
                                   SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        345,583                2,895,265
                                     ============            =============
  Cost                                 $3,974,775              $30,369,723
                                     ============            =============
  Market Value                         $3,466,201              $25,825,763
 Due from Hartford Life and
  Annuity Insurance Company                 4,082                   22,660
 Receivable from fund shares
  sold                                         --                       --
 Other assets                                  --                       --
                                     ------------            -------------
 Total Assets                           3,470,283               25,848,423
                                     ------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                       --
 Payable for fund shares
  purchased                                 4,082                   22,660
 Other liabilities                             --                       --
                                     ------------            -------------
 Total Liabilities                          4,082                   22,660
                                     ------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $3,466,201              $25,825,763
                                     ============            =============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    LORD ABBETT
                                      GROWTH &
                                       INCOME            MFS CORE           MFS GROWTH          MFS GLOBAL
                                     PORTFOLIO         EQUITY SERIES          SERIES           EQUITY SERIES
                                  SUB-ACCOUNT (A)       SUB-ACCOUNT       SUB-ACCOUNT (C)       SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       409,188           1,955,047           2,663,401           2,281,196
                                    ============       =============       =============       =============
  Cost                                $8,665,256         $34,896,482         $61,148,168         $27,052,399
                                    ============       =============       =============       =============
  Market Value                        $7,066,669         $20,293,396         $41,586,870         $21,351,994
 Due from Hartford Life and
  Annuity Insurance Company               55,260                  --           2,324,996                 593
 Receivable from fund shares
  sold                                        --              27,609                  --                  --
 Other assets                                 --                  --                  --                   1
                                    ------------       -------------       -------------       -------------
 Total Assets                          7,121,929          20,321,005          43,911,866          21,352,588
                                    ------------       -------------       -------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   --              27,609                  --                  --
 Payable for fund shares
  purchased                               55,260                  --           2,324,996                 593
 Other liabilities                             3                   1                  --                  --
                                    ------------       -------------       -------------       -------------
 Total Liabilities                        55,263              27,610           2,324,996                 593
                                    ------------       -------------       -------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $7,066,666         $20,293,395         $41,586,870         $21,351,995
                                    ============       =============       =============       =============


                                                    MFS INVESTORS
                                  MFS HIGH             GROWTH           MFS INVESTORS
                               INCOME SERIES        STOCK SERIES         TRUST SERIES
                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                 20,861,624           6,784,317           22,256,837
                               ==============       =============       ==============
  Cost                           $189,426,232         $71,227,246         $411,243,227
                               ==============       =============       ==============
  Market Value                   $129,967,919         $48,168,654         $325,835,741
 Due from Hartford Life and
  Annuity Insurance Company                --                  --                   --
 Receivable from fund shares
  sold                                176,536              15,486               89,993
 Other assets                              --                  --                   --
                               --------------       -------------       --------------
 Total Assets                     130,144,455          48,184,140          325,925,734
                               --------------       -------------       --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company           176,536              15,486               89,993
 Payable for fund shares
  purchased                                --                  --                   --
 Other liabilities                          3                   2                   15
                               --------------       -------------       --------------
 Total Liabilities                    176,539              15,488               90,008
                               --------------       -------------       --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $129,967,916         $48,168,652         $325,835,726
                               ==============       =============       ==============

(a)  From inception May 1, 2008 to December 31, 2008.

(c)  Formerly MFS Emerging Growth Series. Change effective May 1, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                 MFS MID CAP            MFS NEW
                                GROWTH SERIES       DISCOVERY SERIES
                                 SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                  16,869,179           21,148,916
                                ==============       ==============
  Cost                            $111,665,100         $306,406,510
                                ==============       ==============
  Market Value                     $55,162,214         $174,055,579
 Due from Hartford Life and
  Annuity Insurance Company                 --                   --
 Receivable from fund shares
  sold                                  15,497               37,791
 Other assets                                5                   --
                                --------------       --------------
 Total Assets                       55,177,716          174,093,370
                                --------------       --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company             15,497               37,791
 Payable for fund shares
  purchased                                 --                   --
 Other liabilities                          --                    3
                                --------------       --------------
 Total Liabilities                      15,497               37,794
                                --------------       --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                      $55,162,219         $174,055,576
                                ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  MFS TOTAL        MFS VALUE      MFS RESEARCH        MFS RESEARCH
                                RETURN SERIES        SERIES       BOND SERIES     INTERNATIONAL SERIES
                                 SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                   67,242,206      25,112,462      11,533,828           5,605,418
                               ================  ==============  ==============       =============
  Cost                           $1,309,235,137    $322,710,332    $131,627,733         $79,760,088
                               ================  ==============  ==============       =============
  Market Value                   $1,036,620,865    $244,740,722    $126,850,762         $49,832,170
 Due from Hartford Life and
  Annuity Insurance Company                  --              --              --               2,093
 Receivable from fund shares
  sold                                  647,921       1,614,044          35,570                  --
 Other assets                                --              --              --                  --
                               ----------------  --------------  --------------       -------------
 Total Assets                     1,037,268,786     246,354,766     126,886,332          49,834,263
                               ----------------  --------------  --------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company             647,921       1,614,044          35,570                  --
 Payable for fund shares
  purchased                                  --              --              --               2,093
 Other liabilities                           28              57               1                   2
                               ----------------  --------------  --------------       -------------
 Total Liabilities                      647,949       1,614,101          35,571               2,095
                               ----------------  --------------  --------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $1,036,620,837    $244,740,665    $126,850,761         $49,832,168
                               ================  ==============  ==============       =============

                                                             BLACKROCK              BLACKROCK
                                    MFS RESEARCH               GLOBAL               LARGE CAP
                                       SERIES             GROWTH V.I. FUND       GROWTH V.I. FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      1,911,723                77,071                 144,280
                                    =============            ==========            ============
  Cost                                $34,987,365              $845,365              $1,211,150
                                    =============            ==========            ============
  Market Value                        $24,661,226              $746,826              $1,080,663
 Due from Hartford Life and
  Annuity Insurance Company                 6,066                    --                      --
 Receivable from fund shares
  sold                                         --                    37                      56
 Other assets                                   1                    --                      --
                                    -------------            ----------            ------------
 Total Assets                          24,667,293               746,863               1,080,719
                                    -------------            ----------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                    37                      56
 Payable for fund shares
  purchased                                 6,066                    --                      --
 Other liabilities                             --                    --                      --
                                    -------------            ----------            ------------
 Total Liabilities                          6,066                    37                      56
                                    -------------            ----------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $24,661,227              $746,826              $1,080,663
                                    =============            ==========            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                   VAN KAMPEN --           VAN KAMPEN --
                                 UIF INTERNATIONAL          UIF MID CAP
                                   GROWTH EQUITY              GROWTH
                                     PORTFOLIO               PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT (A)
-----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       64,067                1,746,648
                                     ==========            =============
  Cost                                 $712,339              $14,013,431
                                     ==========            =============
  Market Value                         $398,496              $10,078,161
 Due from Hartford Life and
  Annuity Insurance Company                  --                   17,521
 Receivable from fund shares
  sold                                       19                       --
 Other assets                                --                       --
                                     ----------            -------------
 Total Assets                           398,515               10,095,682
                                     ----------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  19                       --
 Payable for fund shares
  purchased                                  --                   17,521
 Other liabilities                           --                        4
                                     ----------            -------------
 Total Liabilities                           19                   17,525
                                     ----------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $398,496              $10,078,157
                                     ==========            =============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    VAN KAMPEN --                                 MORGAN STANLEY --       MORGAN STANLEY --
                                      UIF U.S.            MORGAN STANLEY --            CAPITAL                 MID CAP
                                    MID CAP VALUE            FOCUS GROWTH           OPPORTUNITIES               GROWTH
                                      PORTFOLIO               PORTFOLIO               PORTFOLIO               PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (D)
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        848,228                 50,303                  301,797                 26,290
                                    =============             ==========             ============             ==========
  Cost                                $10,359,082               $944,924               $3,796,328               $733,845
                                    =============             ==========             ============             ==========
  Market Value                         $6,480,463               $510,578               $2,269,513               $429,576
 Due from Hartford Life and
  Annuity Insurance Company                14,184                     --                    6,857                     --
 Receivable from fund shares
  sold                                         --                     23                       --                     20
 Other assets                                  --                     --                       --                     --
                                    -------------             ----------             ------------             ----------
 Total Assets                           6,494,647                510,601                2,276,370                429,596
                                    -------------             ----------             ------------             ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                     23                       --                     20
 Payable for fund shares
  purchased                                14,184                     --                    6,857                     --
 Other liabilities                              3                     --                       --                     --
                                    -------------             ----------             ------------             ----------
 Total Liabilities                         14,187                     23                    6,857                     20
                                    -------------             ----------             ------------             ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $6,480,460               $510,578               $2,269,513               $429,576
                                    =============             ==========             ============             ==========

                                                         MORGAN STANLEY --
                                 MORGAN STANLEY --            DIVIDEND           MORGAN STANLEY --
                                  FLEXIBLE INCOME              GROWTH              GLOBAL EQUITY
                                     PORTFOLIO               PORTFOLIO               PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      112,383                  16,238                  42,378
                                     ==========              ==========              ==========
  Cost                                 $811,745                $284,796                $742,808
                                     ==========              ==========              ==========
  Market Value                         $611,362                $190,469                $397,931
 Due from Hartford Life and
  Annuity Insurance Company                  --                      --                      --
 Receivable from fund shares
  sold                                       27                       9                      19
 Other assets                                --                      --                      --
                                     ----------              ----------              ----------
 Total Assets                           611,389                 190,478                 397,950
                                     ----------              ----------              ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  27                       9                      19
 Payable for fund shares
  purchased                                  --                      --                      --
 Other liabilities                           --                      --                      --
                                     ----------              ----------              ----------
 Total Liabilities                           27                       9                      19
                                     ----------              ----------              ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $611,362                $190,469                $397,931
                                     ==========              ==========              ==========

(d) Formerly Developing Growth. Change effective May 1, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                     OPPENHEIMER
                                       CAPITAL                OPPENHEIMER
                                     APPRECIATION          GLOBAL SECURITIES
                                       FUND/VA                  FUND/VA
                                   SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                         41,587                  786,938
                                     ============            =============
  Cost                                 $1,421,259              $19,377,104
                                     ============            =============
  Market Value                         $1,057,143              $15,754,495
 Due from Hartford Life and
  Annuity Insurance Company                   399                   81,861
 Receivable from fund shares
  sold                                         --                       --
 Other assets                                  --                       --
                                     ------------            -------------
 Total Assets                           1,057,542               15,836,356
                                     ------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                       --
 Payable for fund shares
  purchased                                   399                   81,861
 Other liabilities                              1                        7
                                     ------------            -------------
 Total Liabilities                            400                   81,868
                                     ------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $1,057,142              $15,754,488
                                     ============            =============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          OPPENHEIMER
                                 OPPENHEIMER              MAIN STREET             OPPENHEIMER               PUTNAM VT
                                 MAIN STREET               SMALL CAP                 VALUE                 DIVERSIFIED
                                   FUND/VA                  FUND/VA                 FUND/VA                INCOME FUND
                               SUB-ACCOUNT (A)          SUB-ACCOUNT (A)         SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                     69,451                1,022,224                 159,845                5,350,611
                                 ============            =============            ============            =============
  Cost                             $1,231,902              $13,313,387              $1,247,398              $37,669,781
                                 ============            =============            ============            =============
  Market Value                     $1,001,479              $10,774,239              $1,085,350              $30,391,469
 Due from Hartford Life
  and Annuity Insurance
  Company                                  --                   38,504                   1,833                   74,096
 Receivable from fund
  shares sold                              40                       --                      --                       --
 Other assets                              --                       --                      --                       --
                                 ------------            -------------            ------------            -------------
 Total Assets                       1,001,519               10,812,743               1,087,183               30,465,565
                                 ------------            -------------            ------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                                  40                       --                      --                       --
 Payable for fund shares
  purchased                                --                   38,504                   1,833                   74,096
 Other liabilities                          1                       13                      --                       --
                                 ------------            -------------            ------------            -------------
 Total Liabilities                         41                   38,517                   1,833                   74,096
                                 ------------            -------------            ------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $1,001,478              $10,774,226              $1,085,350              $30,391,469
                                 ============            =============            ============            =============

                                                         PUTNAM VT
                                  PUTNAM VT            INTERNATIONAL            PUTNAM VT
                                 GLOBAL ASSET            GROWTH AND           INTERNATIONAL
                               ALLOCATION FUND          INCOME FUND            EQUITY FUND
                               SUB-ACCOUNT (A)        SUB-ACCOUNT (A)        SUB-ACCOUNT (A)
--------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                    213,031                94,461                  92,095
                                 ============            ==========            ============
  Cost                             $2,747,112              $830,670              $1,077,997
                                 ============            ==========            ============
  Market Value                     $2,322,036              $674,449                $818,725
 Due from Hartford Life
  and Annuity Insurance
  Company                                  --                    --                      --
 Receivable from fund
  shares sold                           2,224                    26                  25,687
 Other assets                              --                     1                       1
                                 ------------            ----------            ------------
 Total Assets                       2,324,260               674,476                 844,413
                                 ------------            ----------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                               2,224                    26                  25,687
 Payable for fund shares
  purchased                                --                    --                      --
 Other liabilities                         --                    --                      --
                                 ------------            ----------            ------------
 Total Liabilities                      2,224                    26                  25,687
                                 ------------            ----------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $2,322,036              $674,450                $818,726
                                 ============            ==========            ============

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                     PUTNAM VT           JENNISON 20/20
                                     SMALL CAP               FOCUS
                                       VALUE               PORTFOLIO
                                  SUB-ACCOUNT (A)         SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       75,287                41,988
                                     ==========            ==========
  Cost                                 $792,859              $480,864
                                     ==========            ==========
  Market Value                         $642,196              $380,416
 Due from Hartford Life and
  Annuity Insurance Company               4,106                    --
 Receivable from fund shares
  sold                                       --                    19
 Other assets                                --                    --
                                     ----------            ----------
 Total Assets                           646,302               380,435
                                     ----------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  --                    19
 Payable for fund shares
  purchased                               4,106                    --
 Other liabilities                            2                    --
                                     ----------            ----------
 Total Liabilities                        4,108                    19
                                     ----------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $642,194              $380,416
                                     ==========            ==========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                PRUDENTIAL            VAN KAMPEN --
                                                          PRUDENTIAL              SERIES               UIF GROWTH
                                     JENNISON               VALUE             INTERNATIONAL            AND INCOME
                                    PORTFOLIO             PORTFOLIO               GROWTH                PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (E)           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       6,086                21,752                  --                  1,795,919
                                    ==========            ==========              ======              =============
  Cost                                $131,933              $395,183                $ --                $31,370,716
                                    ==========            ==========              ======              =============
  Market Value                         $88,007              $237,098                $ --                $24,622,046
 Due from Hartford Life and
  Annuity Insurance Company                 --                    --                  --                     42,906
 Receivable from fund shares
  sold                                       5                    12                  --                         --
 Other assets                               --                    --                  --                         --
                                    ----------            ----------              ------              -------------
 Total Assets                           88,012               237,110                  --                 24,664,952
                                    ----------            ----------              ------              -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  5                    12                  --                         --
 Payable for fund shares
  purchased                                 --                    --                  --                     42,906
 Other liabilities                          --                    --                  --                         10
                                    ----------            ----------              ------              -------------
 Total Liabilities                           5                    12                  --                     42,916
                                    ----------            ----------              ------              -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $88,007              $237,098                $ --                $24,622,036
                                    ==========            ==========              ======              =============

                                                            WELLS FARGO             WELLS FARGO
                                   VAN KAMPEN --            ADVANTAGE VT            ADVANTAGE VT
                                    UIF COMSTOCK               ASSET                TOTAL RETURN
                                     PORTFOLIO            ALLOCATION FUND            BOND FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       302,008                 119,889                 699,201
                                    ============            ============            ============
  Cost                                $4,236,062              $1,461,305              $7,085,061
                                    ============            ============            ============
  Market Value                        $2,482,506              $1,116,169              $6,782,253
 Due from Hartford Life and
  Annuity Insurance Company                   --                      --                      --
 Receivable from fund shares
  sold                                       115                      60                     793
 Other assets                                 --                      --                      35
                                    ------------            ------------            ------------
 Total Assets                          2,482,621               1,116,229               6,783,081
                                    ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  115                      60                     793
 Payable for fund shares
  purchased                                   --                      --                      --
 Other liabilities                            --                      --                      --
                                    ------------            ------------            ------------
 Total Liabilities                           115                      60                     793
                                    ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $2,482,506              $1,116,169              $6,782,288
                                    ============            ============            ============

(e)  Sub-Account option not funded at December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                     WELLS FARGO             WELLS FARGO
                                     ADVANTAGE VT            ADVANTAGE VT
                                        EQUITY              C&B LARGE CAP
                                     INCOME FUND              VALUE FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        178,690                 169,157
                                     ============            ============
  Cost                                 $2,971,175              $1,694,028
                                     ============            ============
  Market Value                         $1,765,452              $1,189,172
 Due from Hartford Life and
  Annuity Insurance Company                    --                      --
 Receivable from fund shares
  sold                                         86                     417
 Other assets                                  --                      --
                                     ------------            ------------
 Total Assets                           1,765,538               1,189,589
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    86                     417
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                              1                      --
                                     ------------            ------------
 Total Liabilities                             87                     417
                                     ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $1,765,451              $1,189,172
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO            WELLS FARGO             WELLS FARGO             WELLS FARGO
                                   ADVANTAGE VT           ADVANTAGE VT            ADVANTAGE VT            ADVANTAGE VT
                                  LARGE COMPANY          INTERNATIONAL           LARGE COMPANY               MONEY
                                    CORE FUND              CORE FUND              GROWTH FUND             MARKET FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       7,644                 363,535                 290,697               5,982,194
                                    ==========            ============            ============            ============
  Cost                                $100,197              $2,953,208              $2,498,864              $5,982,194
                                    ==========            ============            ============            ============
  Market Value                         $73,006              $1,675,897              $1,825,575              $5,982,194
 Due from Hartford Life and
  Annuity Insurance Company                 --                      --                      --                      --
 Receivable from fund shares
  sold                                       4                      83                      93                 207,822
 Other assets                               --                       1                      --                      --
                                    ----------            ------------            ------------            ------------
 Total Assets                           73,010               1,675,981               1,825,668               6,190,016
                                    ----------            ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  4                      83                      93                 207,822
 Payable for fund shares
  purchased                                 --                      --                      --                      --
 Other liabilities                          --                      --                       1                       2
                                    ----------            ------------            ------------            ------------
 Total Liabilities                           4                      83                      94                 207,824
                                    ----------            ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $73,006              $1,675,898              $1,825,574              $5,982,192
                                    ==========            ============            ============            ============

                                    WELLS FARGO                                     WELLS FARGO
                                    ADVANTAGE VT            WELLS FARGO             ADVANTAGE VT           WELLS FARGO
                                     SMALL CAP              ADVANTAGE VT           SMALL/MID CAP           ADVANTAGE VT
                                    GROWTH FUND            DISCOVERY FUND            VALUE FUND          OPPORTUNITY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       546,138                  83,588                 114,851                11,541
                                    ============            ============            ============            ==========
  Cost                                $4,236,838              $1,440,500              $1,245,663              $217,741
                                    ============            ============            ============            ==========
  Market Value                        $2,271,934                $935,355                $568,514              $117,257
 Due from Hartford Life and
  Annuity Insurance Company                   --                      --                      --                    --
 Receivable from fund shares
  sold                                       274                      48                      27                     6
 Other assets                                 --                      --                      --                    --
                                    ------------            ------------            ------------            ----------
 Total Assets                          2,272,208                 935,403                 568,541               117,263
                                    ------------            ------------            ------------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  274                      48                      27                     6
 Payable for fund shares
  purchased                                   --                      --                      --                    --
 Other liabilities                            --                      --                      --                    --
                                    ------------            ------------            ------------            ----------
 Total Liabilities                           274                      48                      27                     6
                                    ------------            ------------            ------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $2,271,934                $935,355                $568,514              $117,257
                                    ============            ============            ============            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                               UNITS         MINIMUM            MAXIMUM
                                             OWNED BY          UNIT               UNIT          CONTRACT
                                           PARTICIPANTS    FAIR VALUE #       FAIR VALUE #     LIABILITY
------------------------------------------------------------------------------------------------------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD (BY SUB-ACCOUNT):
AllianceBernstein VPS Balanced Wealth
 Strategy Portfolio -- Class B                  1,637,255     $7.330877   to     $7.429046       $12,085,723
AllianceBernstein VPS International
 Value Portfolio -- Class B                     2,961,422      5.088962   to      5.163673        15,187,727
AllianceBernstein VPS Small/Mid Cap
 Value Portfolio -- Class B                       837,521      6.627915   to      6.725040         5,589,361
AllianceBernstein VPS Value Portfolio --
 Class B                                           96,592      6.363950   to      6.435801           618,256
AllianceBernstein VPS International
 Growth Portfolio -- Class B                    1,069,095      5.397825   to      5.477105         5,815,169
AIM V.I. Basic Value Fund -- Class S1         129,519,706      0.665662   to      0.743126        89,999,607
AIM V.I. Capital Appreciation Fund --
 Class S1                                      57,287,011      0.819924   to      0.915334        49,074,232
AIM V.I. Capital Appreciation Fund --
 Class S2                                         126,259      6.476319   to      6.563072           824,227
AIM V.I. Core Equity Fund -- Class S1          22,751,951      8.328570   to      8.890218       194,153,096
AIM V.I. Core Equity Fund -- Class S2             267,662      7.204147   to      7.300601         1,939,385
AIM V.I. Government Securities Fund --
 Class S1                                     879,883,082      1.198564   to      1.337969     1,103,159,375
AIM V.I. International Growth Fund --
 Class S1                                     101,891,764      1.289787   to      1.439771       138,110,671
AIM V.I. International Growth Fund --
 Class S2                                       2,432,595      6.346111   to      6.439210        15,558,892
AIM V.I. Mid Cap Core Equity Fund --
 Class S1                                     190,131,914      1.167979   to      1.303837       232,583,089
AIM V.I. Small Cap Equity Fund -- Class
 S1                                            10,315,318      9.512314   to     10.335807       101,789,250
AIM V.I. Small Cap Equity Fund -- Class
 S2                                               353,669      7.474579   to      7.574625         2,660,180
AIM V.I. Large Cap Growth Fund -- Class
 S1                                             3,734,528      0.783540   to      8.125049        29,138,815
AIM V.I. Capital Development Fund --
 Class S1                                         219,335      5.041036   to      5.148920         1,114,192
AIM V.I. Capital Development Fund --
 Class S2                                          82,958      5.852386   to      5.911614           488,973
AIM V.I. PowerShares ETF Allocation Fund
 -- Class S2                                       24,117     10.571774   to     10.593895           255,166
American Funds Global Bond Fund -- Class
 2                                             24,287,967     10.931491   to     11.355894       270,368,320
American Funds Global Growth and Income
 Fund -- Class 2                               61,759,611      6.817920   to      7.143265       432,167,292
American Funds Asset Allocation Fund --
 Class 2                                      125,285,455      9.105509   to     11.032179     1,226,911,415
American Funds Blue Chip Income and
 Growth Fund -- Class 2                       970,490,916      0.708958   to      0.817424       725,927,713
American Funds Bond Fund -- Class 2            85,528,408     11.336185   to     13.450287     1,051,801,661
American Funds Global Growth Fund --
 Class 2                                       46,988,941      7.177236   to     11.181017       450,769,689
American Funds Growth Fund -- Class 2         308,755,018      5.694785   to      9.465758     2,275,842,038
American Funds Growth-Income Fund --
 Class 2                                      281,203,682      8.243204   to     10.300888     2,495,920,908
American Funds International Fund --
 Class 2                                       74,806,549      7.140203   to     11.160748       712,565,088
American Funds New World Fund -- Class
 2                                             18,465,758     14.217246   to     17.860675       288,714,244
American Funds Global Small
 Capitalization Fund -- Class 2                25,056,264      7.836227   to     11.712875       246,657,954
Fidelity VIP Growth Portfolio -- Class
 SRV2                                             403,793      5.800294   to      5.886127         2,358,388
Fidelity VIP Contrafund Portfolio --
 Class SRV2                                     6,682,592      6.291088   to      6.384129        42,378,745
Fidelity VIP Mid Cap Portfolio -- Class
 SRV2                                           4,186,745      6.372199   to      6.466418        26,881,180
Fidelity VIP Value Strategies Portfolio
 -- Class SRV2                                    421,702      5.307455   to      5.368003         2,245,363
Fidelity VIP Dynamic Capital
 Appreciation Portfolio --
 Class SRV2                                       143,725      6.356132   to      6.404294           916,034
Franklin Rising Dividends Securities
 Fund -- Class 2                               63,274,616     10.091165   to     11.038764       666,636,387
Franklin Income Securities Fund -- Class
 2                                            151,847,181     10.385353   to     11.827442     1,655,462,159
Franklin Income Securities Fund -- Class
 4                                             13,170,372      7.190188   to      7.293273        95,380,596
Franklin Large Cap Growth Securities
 Fund -- Class 2                               15,960,749      7.561687   to      8.385344       125,904,485
Franklin Global Real Estate Securities
 Fund -- Class 2                                  785,169     10.604290   to     15.081477         9,466,937
Franklin Small-Mid Cap Growth Securities
 Fund -- Class 2                               32,919,869      4.482015   to      8.474549       206,124,932
Franklin Small-Mid Cap Growth Securities
 Fund -- Class 4                                  440,173      6.393267   to      6.485092         2,834,198
Franklin Small Cap Value Securities Fund
 -- Class 2                                     6,486,463      6.021529   to      6.154292        39,341,529

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                               UNITS         MINIMUM            MAXIMUM
                                             OWNED BY          UNIT               UNIT          CONTRACT
                                           PARTICIPANTS    FAIR VALUE #       FAIR VALUE #     LIABILITY
------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities Fund
 -- Class 4                                     1,890,864     $6.938949   to     $7.023881       $13,210,266
Franklin Strategic Income Securities
 Fund -- Class 1                               43,681,001     12.729023   to     15.164639       596,481,265
Franklin Strategic Income Securities
 Fund -- Class 2                                  681,615      8.683708   to      8.778651         5,979,864
Franklin Strategic Income Securities
 Fund -- Class 4                                5,686,148      8.648614   to      8.776149        49,542,063
Mutual Shares Securities Fund -- Class
 2                                             98,126,873      9.863136   to     12.750001     1,057,626,401
Mutual Shares Securities Fund -- Class
 4                                              7,002,306      6.647506   to      6.745754        46,900,712
Templeton Developing Markets Securities
 Fund -- Class 1                                8,251,540     11.346798   to     14.597511       106,425,297
Templeton Developing Markets Securities
 Fund -- Class 2                                   15,906      5.070108   to      5.104258            81,177
Templeton Developing Markets Securities
 Fund -- Class 4                                1,193,362      5.027355   to      5.080359         6,042,153
Templeton Foreign Securities Fund --
 Class 2                                       43,846,226      8.211268   to     10.037945       387,713,216
Templeton Foreign Securities Fund --
 Class 4                                          516,893      6.353110   to      6.417326         3,305,289
Templeton Global Asset Allocation Fund
 -- Class 2                                       673,668     11.405138   to     13.972496         8,633,668
Templeton Growth Securities Fund --
 Class 2                                       60,332,083      8.149626   to     10.130564       537,954,469
Templeton Growth Securities Fund --
 Class 4                                        3,154,857      6.288191   to      6.354434        19,991,240
Mutual Discovery Securities Fund --
 Class 2                                       32,005,764     14.666576   to     16.272435       491,103,377
Mutual Discovery Securities Fund --
 Class 4                                        2,533,963      7.493064   to      7.603681        19,124,510
Franklin Flex Cap Growth Securities Fund
 -- Class 2                                     5,039,696      7.477473   to      7.981607        38,801,669
Franklin Flex Cap Growth Securities Fund
 -- Class 4                                       219,811      7.183258   to      7.255906         1,590,415
Franklin Large Cap Value Securities Fund
 -- Class 2                                     2,788,953      7.106541   to      7.585679        20,440,199
Templeton Global Income Securities Fund
 -- Class 2                                       185,164      9.848297   to      9.955924         1,842,246
Templeton Global Income Securities Fund
 -- Class 4                                     3,753,130      9.818817   to      9.963562        37,122,682
Hartford Advisers HLS Fund -- Class IA            491,945      7.150381   to      7.252987         3,545,130
Hartford LargeCap Growth HLS Fund --
 Class IA                                          99,189      6.285822   to      6.336099           625,918
Hartford Total Return Bond HLS Fund --
 Class IA                                      24,778,682      8.935942   to      9.067679       223,356,766
Hartford Capital Appreciation HLS Fund
 -- Class IA                                   43,672,138      5.781273   to      5.866837       254,642,860
Hartford Dividend and Growth HLS Fund --
 Class IA                                      22,097,711      7.085590   to      7.190301       157,941,388
Hartford Fundamental Growth HLS Fund --
 Class IA                                         143,998      6.169794   to      6.255782           894,080
Hartford Global Equity HLS Fund -- Class
 IA                                                30,948      6.106590   to      6.173557           190,268
Hartford Global Growth HLS Fund -- Class
 IA                                               125,959      5.333167   to      5.407566           676,394
Hartford Disciplined Equity HLS Fund --
 Class IA                                       3,989,035      6.766446   to      6.866486        27,201,082
Hartford Growth HLS Fund -- Class IA              518,183      6.519796   to      6.607896         3,414,560
Hartford Growth Opportunities HLS Fund
 -- Class IA                                    8,008,622      5.991598   to      6.080213        48,366,463
Hartford High Yield HLS Fund -- Class
 IA                                               441,369      7.575364   to      7.677483         3,365,795
Hartford International Growth HLS Fund
 -- Class IA                                      407,802      4.835870   to      4.903365         1,985,829
Hartford International Opportunities HLS
 Fund -- Class IA                               1,930,946      6.185773   to      6.277231        12,038,929
Hartford MidCap Growth HLS Fund -- Class
 IA                                               409,385      5.693823   to      5.770819         2,349,054
Hartford Money Market HLS Fund -- Class
 IA                                         1,376,443,414      1.030094   to     10.087274     1,645,963,814
Hartford Small Company HLS Fund -- Class
 IA                                               903,464      6.597309   to      6.686452         6,003,322
Hartford SmallCap Growth HLS Fund --
 Class IA                                         214,705      6.846178   to      6.938674         1,479,209
Hartford Stock HLS Fund -- Class IA               125,095      6.200603   to      6.289721           781,427
Hartford U.S. Government Securities HLS
 Fund -- Class IA                               2,938,364      9.524540   to      9.656858        28,182,183
Hartford Value HLS Fund -- Class IA               488,049      7.042157   to      7.122333         3,451,141
Hartford Value Opportunities HLS Fund --
 Class IA                                         260,152      6.301984   to      6.395260         1,650,051
Hartford Equity Income HLS Fund -- Class
 IA                                               240,747      7.644494   to      7.747694         1,854,865
American Funds Asset Allocation HLS Fund
 -- Class IB                                    2,970,436      7.192825   to      7.275350        21,480,355
American Funds Blue Chip Income and
 Growth HLS Fund -- Class IB                    1,601,993      6.626079   to      6.679716        10,673,807
American Funds Bond HLS Fund -- Class
 IB                                             6,024,930      8.829886   to      8.933982        53,521,407

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                               UNITS         MINIMUM            MAXIMUM
                                             OWNED BY          UNIT               UNIT          CONTRACT
                                           PARTICIPANTS    FAIR VALUE #       FAIR VALUE #     LIABILITY
------------------------------------------------------------------------------------------------------------
American Funds Global Bond HLS Fund --
 Class IB                                       2,008,133     $9.689117   to     $9.799988       $19,565,569
American Funds Global Growth and Income
 HLS Fund --
 Class IB                                       6,194,428      5.958336   to      6.026788        37,110,591
American Funds Global Growth HLS Fund --
 Class IB                                       2,150,832      6.300038   to      6.372372        13,617,813
American Funds Global Small
 Capitalization HLS Fund -- Class IB            3,363,727      5.011352   to      5.070685        16,958,725
American Funds Growth HLS Fund -- Class
 IB                                            17,682,568      5.783494   to      5.851955       102,863,924
American Funds Growth-Income HLS Fund --
 Class IB                                       9,428,228      6.393426   to      6.469048        60,633,004
American Funds International HLS Fund --
 Class IB                                      11,022,843      5.988522   to      6.059340        66,419,966
American Funds New World HLS Fund --
 Class IB                                       3,446,773      5.903393   to      5.973191        20,462,894
Lord Abbett America's Value Portfolio --
 Class VC                                         440,544      7.801894   to      7.906371         3,466,201
Lord Abbett Bond-Debenture Portfolio --
 Class VC                                       3,102,985      8.259432   to      8.380467        25,825,763
Lord Abbett Growth & Income portfolio --
 Class VC                                       1,023,336      6.845272   to      6.945580         7,066,666
MFS Core Equity Series -- Class INIT            3,611,418      4.343066   to      6.894720        20,276,900
MFS Growth Series -- Class INIT                 7,783,048      3.909155   to      6.617618        40,630,580
MFS Growth Series -- Class SRV                    140,381      6.723051   to      6.813219           950,288
MFS Global Equity Series -- Class INIT          2,066,513      9.205089   to     11.939901        21,343,470
MFS High Income Series -- Class INIT           14,663,878      8.478974   to      9.719249       129,862,234
MFS Investors Growth Stock Series --
 Class INIT                                     9,369,552      4.219743   to      6.270107        48,142,275
MFS Investors Trust Series -- Class
 INIT                                          46,989,013      6.505269   to      8.258948       324,920,574
MFS Investors Trust Series -- Class SRV           111,104      7.077097   to      7.157085           790,155
MFS Mid Cap Growth Series -- Class INIT        17,572,842      2.933931   to      3.341523        55,131,286
MFS New Discovery Series -- Class INIT         25,584,537      5.168903   to      9.526976       173,889,252
MFS Total Return Series -- Class INIT          92,397,604     10.012378   to     12.666027     1,014,370,222
MFS Total Return Series -- Class SRV            2,681,216      7.960270   to      8.066907        21,501,203
MFS Value Series -- Class INIT                 17,093,363     11.556828   to     12.641840       206,351,534
MFS Value Series -- Class SRV                   5,276,989      7.201765   to      7.307428        38,347,017
MFS Research Bond Series -- Class INIT         12,381,976      9.750337   to     10.403409       124,204,076
MFS Research Bond Series -- Class SRV             271,157      9.473703   to      9.600503         2,586,635
MFS Research International Series --
 Class INIT                                     5,390,099      8.987191   to      9.566686        49,832,168
MFS Research Series -- Class INIT               3,017,275      7.782479   to      8.307570        24,661,227
BlackRock Global Growth V.I. Fund --
 Class I                                           79,543      8.080559   to     10.466966           746,826
BlackRock Large Cap Growth V.I. Fund --
 Class I                                          156,427      5.947373   to      7.557161         1,080,663
Van Kampen -- UIF International Growth
 Equity portfolio -- Class II                      60,144      6.553127   to      6.694338           398,496
Van Kampen -- UIF Mid Cap Growth
 Portfolio -- Class II                          1,725,399      5.787808   to      5.867795        10,078,157
Van Kampen -- UIF U.S. Mid Cap Value
 portfolio -- Class II                            977,151      6.255779   to      7.993753         6,480,460
Morgan Stanley -- Focus Growth Portfolio
 -- Class Y                                       127,454      3.850448   to      4.073139           510,578
Morgan Stanley -- Capital Opportunities
 Portfolio -- Class Y                             850,255      2.571081   to      2.719763         2,269,513
Morgan Stanley -- Mid Cap Growth
 Portfolio -- Class Y                              74,773      5.538087   to      5.858325           429,576
Morgan Stanley -- Flexible Income
 Portfolio -- Class Y                              67,079      8.718935   to      9.222830           611,362
Morgan Stanley -- Dividend Growth
 Portfolio -- Class Y                              23,916      7.728932   to      8.123951           190,469
Morgan Stanley -- Global Equity
 Portfolio -- Class Y                              60,554      6.378859   to      6.704869           397,931
Oppenheimer Capital Appreciation Fund/VA
 -- Class SRV                                     175,373      5.983369   to      6.066067         1,057,142
Oppenheimer Global Securities Fund/VA --
 Class SRV                                      2,412,375      6.478219   to      6.573235        15,754,488
Oppenheimer Main Street Fund/VA -- Class
 SRV                                              148,530      6.688394   to      6.777960         1,001,478
Oppenheimer Main Street Small Cap
 Fund/VA -- Class SRV                           1,596,779      6.696166   to      6.794283        10,774,226
Oppenheimer Value Fund/VA -- Class SRV            171,612      6.295470   to      6.366550         1,085,350
Putnam VT Diversified Income Fund --
 Class IB                                       4,282,230      7.042341   to      7.146244        30,391,469

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                               UNITS         MINIMUM            MAXIMUM
                                             OWNED BY          UNIT               UNIT          CONTRACT
                                           PARTICIPANTS    FAIR VALUE #       FAIR VALUE #     LIABILITY
------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
 -- Class IB                                      335,763     $6.877682   to     $6.952999        $2,322,036
Putnam VT International Growth and
 Income Fund -- Class IB                          114,700      5.844073   to      5.908142           674,450
Putnam VT International Equity Fund --
 Class IB                                         135,003      6.036515   to      6.102674           818,726
Putnam VT Small Cap Value -- Class IB              97,653      6.532869   to      6.604529           642,194
Jennison 20/20 Focus Portfolio -- Class
 II                                               420,029      0.872678   to      0.913715           380,416
Jennison Portfolio -- Class II                    145,348      0.592850   to      0.623193            88,007
Prudential Value Portfolio -- Class II            304,801      0.750512   to      0.785419           237,098
Van Kampen -- UIF Growth and Income
 Portfolio -- Class II                          2,944,931      7.225662   to     11.523308        24,622,036
Van Kampen -- UIF Comstock Portfolio --
 Class II                                         243,451      9.854026   to     10.365093         2,482,506
Wells Fargo Advantage VT Asset
 Allocation Fund -- Class 0                     1,187,869      0.911719   to      0.979889         1,116,169
Wells Fargo Advantage VT Total Return
 Bond Fund -- Class 0                           5,612,820      1.168078   to      1.255427         6,782,288
Wells Fargo Advantage VT Equity Income
 Fund -- Class 0                                2,039,180      0.830774   to      0.892888         1,765,451
Wells Fargo Advantage VT C&B Large Cap
 Value Fund -- Class 0                          1,479,656      0.769463   to      0.826980         1,189,172
Wells Fargo Advantage VT Large Company
 Core Fund -- Class 0                             112,729      0.632471   to      0.674698            73,006
Wells Fargo Advantage VT International
 Core Fund -- Class 0                           1,919,370      0.837840   to      0.900500         1,675,899
Wells Fargo Advantage VT Large Company
 Growth Fund -- Class 0                         2,773,563      0.635853   to      0.683400         1,825,574
Wells Fargo Advantage VT Money Market
 Fund -- Class 0                                5,839,123      0.994440   to      1.068790         5,982,192
Wells Fargo Advantage VT Small Cap
 Growth Fund -- Class 0                         2,570,222      0.849501   to      0.913021         2,271,934
Wells Fargo Advantage VT Discovery Fund
 -- Class 0                                       113,249      8.181197   to      8.434447           935,355
Wells Fargo Advantage VT Small/Mid Cap
 Value Fund -- Class 0                             78,053      7.182592   to      7.404895           568,514
Wells Fargo Advantage VT Opportunity
 Fund -- Class 0                                   16,003      7.246621   to      7.391000           117,257
ANNUITY CONTRACTS IN THE ANNUITY PERIOD
 (BY SUB-ACCOUNT):
AllianceBernstein VPS International
 Growth Portfolio -- Class B                          423      5.454337   to      5.454337             2,307
AIM V.I. Basic Value Fund -- Class S1              74,219      0.703625   to      0.743126            53,252
AIM V.I. Capital Appreciation Fund --
 Class S1                                          48,173      0.885818   to      0.915334            43,084
AIM V.I. Core Equity Fund -- Class S1              16,106      8.604829   to      8.721214           140,026
AIM V.I. Government Securities Fund --
 Class S1                                         438,537      1.266919   to      1.337969           567,100
AIM V.I. International Growth Fund --
 Class S1                                          69,420      1.363296   to      1.399596            96,915
AIM V.I. Mid Cap Core Equity Fund --
 Class S1                                         105,387      1.234571   to      1.303837           131,581
AIM V.I. Small Cap Equity Fund -- Class
 S1                                                   723     10.335807   to     10.335807             7,472
AIM V.I. Large Cap Growth Fund -- Class
 S1                                                 6,695      0.835829   to      7.970578             8,924
American Funds Global Bond Fund -- Class
 2                                                  3,443     11.216807   to     11.229404            38,650
American Funds Global Growth and Income
 Fund -- Class 2                                   13,455      6.978708   to      7.123714            94,784
American Funds Asset Allocation Fund --
 Class 2                                           71,382      9.593372   to     11.032179           711,787
American Funds Blue Chip Income and
 Growth Fund -- Class 2                           434,762      0.749957   to      0.793293           331,349
American Funds Bond Fund -- Class 2                41,915     12.015243   to     13.450287           527,599
American Funds Global Growth Fund --
 Class 2                                           33,557      8.293011   to     11.181017           346,217
American Funds Growth Fund -- Class 2             137,251      6.013473   to      9.465758         1,100,728
American Funds Growth-Income Fund --
 Class 2                                          174,241      8.684945   to     10.300888         1,598,523
American Funds International Fund --
 Class 2                                           31,345      8.278355   to     11.105759           308,632
American Funds New World Fund -- Class
 2                                                  1,658     15.068992   to     17.289562            26,793
American Funds Global Small
 Capitalization Fund -- Class 2                     8,819      8.414653   to     11.655071            99,504
Franklin Rising Dividends Securities
 Fund -- Class 2                                   16,342     10.579029   to     11.000356           174,363
Franklin Income Securities Fund -- Class
 2                                                114,537     10.954080   to     11.516028         1,275,137
Franklin Income Securities Fund -- Class
 4                                                    296      7.262802   to      7.262802             2,153
Franklin Large Cap Growth Securities
 Fund -- Class 2                                    7,452      7.975992   to      8.168556            60,355

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                               UNITS         MINIMUM            MAXIMUM
                                             OWNED BY          UNIT               UNIT          CONTRACT
                                           PARTICIPANTS    FAIR VALUE #       FAIR VALUE #     LIABILITY
------------------------------------------------------------------------------------------------------------
Franklin Global Real Estate Securities
 Fund -- Class 2                                      705    $12.606898   to    $12.606898            $8,893
Franklin Small-Mid Cap Growth Securities
 Fund -- Class 2                                   11,594      4.772038   to      8.432728            75,493
Franklin Small Cap Value Securities Fund
 -- Class 2                                         1,483      6.114947   to      6.114947             9,067
Franklin Strategic Income Securities
 Fund -- Class 1                                   23,856     13.403601   to     15.164639           332,557
Mutual Shares Securities Fund -- Class
 2                                                 36,407     10.375965   to     12.750001           418,409
Templeton Developing Markets Securities
 Fund -- Class 1                                    4,157     11.954777   to     14.130658            56,777
Templeton Foreign Securities Fund --
 Class 2                                           32,718      8.703316   to      9.716874           308,183
Templeton Global Asset Allocation Fund
 -- Class 2                                           140     13.024531   to     13.024531             1,818
Templeton Growth Securities Fund --
 Class 2                                           14,707      8.835794   to     10.130564           138,262
Mutual Discovery Securities Fund --
 Class 2                                           15,995     15.375410   to     16.043394           248,646
Franklin Flex Cap Growth Securities Fund
 -- Class 2                                         3,150      7.725433   to      7.829915            24,569
Franklin Large Cap Value Securities Fund
 -- Class 2                                         2,922      7.342217   to      7.342217            21,453
Hartford Total Return Bond HLS Fund --
 Class IA                                             132      9.029846   to      9.029846             1,190
Hartford Capital Appreciation HLS Fund
 -- Class IA                                          815      5.842259   to      5.842259             4,764
Hartford Dividend and Growth HLS Fund --
 Class IA                                             161      7.160234   to      7.160234             1,151
Hartford Money Market HLS Fund -- Class
 IA                                               323,542      1.150783   to      1.178435           380,935
American Funds Asset Allocation HLS Fund
 -- Class IB                                          304      7.250974   to      7.250974             2,203
American Funds Bond HLS Fund -- Class
 IB                                                 7,354      8.904119   to      8.904119            65,477
American Funds Global Growth and Income
 HLS Fund -- Class IB                                 402      6.006580   to      6.006580             2,413
American Funds Global Small
 Capitalization HLS Fund -- Class IB                3,354      5.053663   to      5.053663            16,952
American Funds Growth HLS Fund -- Class
 IB                                                 8,424      5.832309   to      5.832309            49,131
American Funds Growth-Income HLS Fund --
 Class IB                                           8,376      6.447345   to      6.447345            54,004
American Funds International HLS Fund --
 Class IB                                           5,019      6.039025   to      6.039025            30,310
MFS Core Equity Series -- Class INIT                2,703      4.623096   to      6.259637            16,495
MFS Growth Series -- Class INIT                       948      6.328317   to      6.328317             6,002
MFS Global Equity Series -- Class INIT                874      9.756642   to      9.756642             8,525
MFS High Income Series -- Class INIT               11,539      8.933178   to      9.719249           105,682
MFS Investors Growth Stock Series --
 Class INIT                                         4,510      5.799550   to      6.069512            26,377
MFS Investors Trust Series -- Class
 INIT                                              16,237      6.843588   to      7.994749           124,997
MFS Mid Cap Growth Series -- Class INIT             9,930      3.086991   to      3.172039            30,933
MFS New Discovery Series -- Class INIT             19,922      5.478800   to      9.222129           166,324
MFS Total Return Series -- Class INIT              64,984     10.532912   to     12.666027           749,412
MFS Value Series -- Class INIT                      3,415     12.115417   to     12.358324            42,114
MFS Research Bond Series -- Class INIT              5,898     10.071617   to     10.206932            60,050

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                     BALANCED WEALTH             INTERNATIONAL
                                   STRATEGY PORTFOLIO           VALUE PORTFOLIO
                                     SUB-ACCOUNT (A)            SUB-ACCOUNT (A)
------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $108,069                       $ --
                                      -------------              -------------
EXPENSES:
 Administrative Charges                          --                         --
 Mortality and Expense Risk
  Charges                                   (62,296)                   (80,721)
                                      -------------              -------------
  Total Expense                             (62,296)                   (80,721)
                                      -------------              -------------
  Net investment income (loss)               45,773                    (80,721)
                                      -------------              -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     (18,170)                   (19,512)
 Net realized gain on
  distributions                                  --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (1,820,074)                (5,855,197)
                                      -------------              -------------
  Net gain (loss) on
   investments                           (1,838,244)                (5,874,709)
                                      -------------              -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(1,792,471)               $(5,955,430)
                                      =============              =============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS                                 ALLIANCEBERNSTEIN VPS       AIM V.I.
                                     SMALL/MID CAP          ALLIANCEBERNSTEIN VPS          INTERNATIONAL             BASIC
                                    VALUE PORTFOLIO            VALUE PORTFOLIO           GROWTH PORTFOLIO         VALUE FUND
                                    SUB-ACCOUNT (A)            SUB-ACCOUNT (A)            SUB-ACCOUNT (A)         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $ --                      $ --                        $ --             $1,330,078
                                     -------------               -----------               -------------        ---------------
EXPENSES:
 Administrative Charges                         --                        --                          --               (238,509)
 Mortality and Expense Risk
  Charges                                  (29,006)                   (3,131)                    (34,583)            (2,816,654)
                                     -------------               -----------               -------------        ---------------
  Total Expense                            (29,006)                   (3,131)                    (34,583)            (3,055,163)
                                     -------------               -----------               -------------        ---------------
  Net investment income
   (loss)                                  (29,006)                   (3,131)                    (34,583)            (1,725,085)
                                     -------------               -----------               -------------        ---------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (53,665)                  (42,520)                    (57,181)               958,376
 Net realized gain on
  distributions                                 --                        --                          --             28,772,466
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,480,725)                 (144,722)                 (2,417,184)          (136,607,630)
                                     -------------               -----------               -------------        ---------------
  Net gain (loss) on
   investments                          (1,534,390)                 (187,242)                 (2,474,365)          (106,876,788)
                                     -------------               -----------               -------------        ---------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(1,563,396)                $(190,373)                $(2,508,948)         $(108,601,873)
                                     =============               ===========               =============        ===============

                                       AIM V.I.             AIM V.I.                  AIM V.I.
                                       CAPITAL                CORE                   GOVERNMENT
                                  APPRECIATION FUND       EQUITY FUND             SECURITIES FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $ --           $5,613,058               $38,957,442
                                    --------------       --------------            --------------
EXPENSES:
 Administrative Charges                   (117,931)            (486,668)               (1,355,973)
 Mortality and Expense Risk
  Charges                               (1,403,087)          (4,785,069)              (15,794,635)
                                    --------------       --------------            --------------
  Total Expense                         (1,521,018)          (5,271,737)              (17,150,608)
                                    --------------       --------------            --------------
  Net investment income
   (loss)                               (1,521,018)             341,321                21,806,834
                                    --------------       --------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (3,915,200)             309,998                 1,314,304
 Net realized gain on
  distributions                                 --                   --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (38,780,714)         (98,061,008)               72,944,964
                                    --------------       --------------            --------------
  Net gain (loss) on
   investments                         (42,695,914)         (97,751,010)               74,259,268
                                    --------------       --------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(44,216,932)        $(97,409,689)              $96,066,102
                                    ==============       ==============            ==============

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                   AIM V.I.              AIM V.I.
                                 INTERNATIONAL         MID CAP CORE
                                  GROWTH FUND           EQUITY FUND
                                  SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $1,163,155            $4,885,446
                                ---------------       ---------------
EXPENSES:
 Administrative Charges                (289,335)             (482,041)
 Mortality and Expense Risk
  Charges                            (3,303,746)           (5,464,015)
                                ---------------       ---------------
  Total Expense                      (3,593,081)           (5,946,056)
                                ---------------       ---------------
  Net investment income (loss)       (2,429,926)           (1,060,610)
                                ---------------       ---------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              (4,071,882)            3,799,699
 Net realized gain on
  distributions                       2,857,234            35,528,452
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (102,361,003)         (145,753,088)
                                ---------------       ---------------
  Net gain (loss) on
   investments                     (103,575,651)         (106,424,937)
                                ---------------       ---------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $(106,005,577)        $(107,485,547)
                                ===============       ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  AIM V.I.             AIM V.I.                AIM V.I.               AIM V.I.
                                 SMALL CAP            LARGE CAP                 CAPITAL            POWERSHARES ETF
                                EQUITY FUND          GROWTH FUND           DEVELOPMENT FUND        ALLOCATION FUND
                                SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT (B)
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --               $4,840                   $ --                $3,351
                               --------------       --------------            -----------             ---------
EXPENSES:
 Administrative Charges                  (884)             (80,166)                    --                    --
 Mortality and Expense Risk
  Charges                          (2,190,499)            (755,560)               (18,610)                 (259)
                               --------------       --------------            -----------             ---------
  Total Expense                    (2,191,383)            (835,726)               (18,610)                 (259)
                               --------------       --------------            -----------             ---------
  Net investment income
   (loss)                          (2,191,383)            (830,886)               (18,610)                3,092
                               --------------       --------------            -----------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            (4,154,231)            (925,446)               (73,887)                    2
 Net realized gain on
  distributions                       454,849                   --                286,759                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (43,890,450)         (19,534,313)              (905,376)               12,297
                               --------------       --------------            -----------             ---------
  Net gain (loss) on
   investments                    (47,589,832)         (20,459,759)              (692,504)               12,299
                               --------------       --------------            -----------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(49,781,215)        $(21,290,645)             $(711,114)              $15,391
                               ==============       ==============            ===========             =========

                                                         AMERICAN FUNDS
                                    AMERICAN FUNDS           GLOBAL            AMERICAN FUNDS
                                        GLOBAL             GROWTH AND               ASSET
                                      BOND FUND            INCOME FUND         ALLOCATION FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $12,531,105           $12,496,851           $40,882,586
                                    --------------       ---------------       ---------------
EXPENSES:
 Administrative Charges                         --                    --            (2,892,149)
 Mortality and Expense Risk
  Charges                               (4,438,662)           (9,611,019)          (25,796,515)
                                    --------------       ---------------       ---------------
  Total Expense                         (4,438,662)           (9,611,019)          (28,688,664)
                                    --------------       ---------------       ---------------
  Net investment income
   (loss)                                8,092,443             2,885,832            12,193,922
                                    --------------       ---------------       ---------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (2,833,773)          (12,314,146)              661,831
 Net realized gain on
  distributions                             97,126             4,571,591            70,056,398
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (8,575,835)         (308,497,989)         (666,944,697)
                                    --------------       ---------------       ---------------
  Net gain (loss) on
   investments                         (11,312,482)         (316,240,544)         (596,226,468)
                                    --------------       ---------------       ---------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(3,220,039)        $(313,354,712)        $(584,032,546)
                                    ==============       ===============       ===============

(b) From inception November 10, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                AMERICAN FUNDS
                                   BLUE CHIP
                                  INCOME AND          AMERICAN FUNDS
                                  GROWTH FUND            BOND FUND
                                  SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $20,462,618           $64,854,001
                                ---------------       ---------------
EXPENSES:
 Administrative Charges              (1,558,594)           (2,101,538)
 Mortality and Expense Risk
 Charges                            (16,571,357)          (18,999,965)
                                ---------------       ---------------
  Total Expense                     (18,129,951)          (21,101,503)
                                ---------------       ---------------
  Net investment income (loss)        2,332,667            43,752,498
                                ---------------       ---------------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
 security transactions                4,383,906            (9,207,960)
 Net realized gain on
 distributions                       71,975,182             3,100,746
 Net unrealized appreciation
 (depreciation) of investments
 during the year                   (549,756,646)         (175,743,640)
                                ---------------       ---------------
  Net gain (loss) on
  investments                      (473,397,558)         (181,850,854)
                                ---------------       ---------------
  Net increase (decrease) in
  net assets resulting from
  operations                      $(471,064,891)        $(138,098,356)
                                ===============       ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               AMERICAN FUNDS
                                   GLOBAL             AMERICAN FUNDS               AMERICAN FUNDS              AMERICAN FUNDS
                                 GROWTH FUND            GROWTH FUND              GROWTH-INCOME FUND          INTERNATIONAL FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT                  SUB-ACCOUNT                 SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $11,563,773             $28,117,991                  $60,818,280                $20,114,344
                               ---------------       -----------------            -----------------            ---------------
EXPENSES:
 Administrative Charges             (1,172,272)             (6,208,278)                  (6,265,088)                (1,873,860)
 Mortality and Expense Risk
 Charges                           (10,544,980)            (57,460,835)                 (56,976,941)               (17,321,537)
                               ---------------       -----------------            -----------------            ---------------
  Total Expense                    (11,717,252)            (63,669,113)                 (63,242,029)               (19,195,397)
                               ---------------       -----------------            -----------------            ---------------
  Net investment income
  (loss)                              (153,479)            (35,551,122)                  (2,423,749)                   918,947
                               ---------------       -----------------            -----------------            ---------------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
 security transactions              (3,878,884)              7,888,972                   (8,740,254)                (3,931,138)
 Net realized gain on
 distributions                      58,242,217             410,919,523                  244,340,037                150,141,950
 Net unrealized appreciation
 (depreciation) of
 investments during the year      (377,568,469)         (2,326,648,909)              (1,923,192,620)              (726,914,412)
                               ---------------       -----------------            -----------------            ---------------
  Net gain (loss) on
  investments                     (323,205,136)         (1,907,840,414)              (1,687,592,837)              (580,703,600)
                               ---------------       -----------------            -----------------            ---------------
  Net increase (decrease) in
  net assets resulting from
  operations                     $(323,358,615)        $(1,943,391,536)             $(1,690,016,586)             $(579,784,653)
                               ===============       =================            =================            ===============

                                                               AMERICAN FUNDS             FIDELITY VIP
                                    AMERICAN FUNDS              GLOBAL SMALL                 GROWTH
                                    NEW WORLD FUND           CAPITALIZATION FUND            PORTFOLIO
                                      SUB-ACCOUNT                SUB-ACCOUNT             SUB-ACCOUNT (A)
-----------------------------  -----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $6,501,612                       $ --                  $19,243
                                    ---------------            ---------------            -------------
EXPENSES:
 Administrative Charges                    (795,003)                  (795,775)                      --
 Mortality and Expense Risk
 Charges                                 (7,310,637)                (7,335,664)                 (21,359)
                                    ---------------            ---------------            -------------
  Total Expense                          (8,105,640)                (8,131,439)                 (21,359)
                                    ---------------            ---------------            -------------
  Net investment income
  (loss)                                 (1,604,028)                (8,131,439)                  (2,116)
                                    ---------------            ---------------            -------------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
 security transactions                  (14,811,650)               (10,014,277)                (279,853)
 Net realized gain on
 distributions                           37,714,684                 64,077,595                       --
 Net unrealized appreciation
 (depreciation) of
 investments during the year           (266,024,429)              (366,185,974)                (810,462)
                                    ---------------            ---------------            -------------
  Net gain (loss) on
  investments                          (243,121,395)              (312,122,656)              (1,090,315)
                                    ---------------            ---------------            -------------
  Net increase (decrease) in
  net assets resulting from
  operations                          $(244,725,423)             $(320,254,095)             $(1,092,431)
                                    ===============            ===============            =============

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                     FIDELITY VIP           FIDELITY VIP
                                      CONTRAFUND               MID CAP
                                      PORTFOLIO               PORTFOLIO
                                   SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
-----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $457,429                $39,709
                                     ------------            -----------
EXPENSES:
 Administrative Charges                        --                     --
 Mortality and Expense Risk
  Charges                                (225,838)              (139,856)
                                     ------------            -----------
  Total Expense                          (225,838)              (139,856)
                                     ------------            -----------
  Net investment income (loss)            231,591               (100,147)
                                     ------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (14,832)               (48,138)
 Net realized gain on
  distributions                                --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (12,407,324)            (7,007,190)
                                     ------------            -----------
  Net gain (loss) on
   investments                        (12,422,156)            (7,055,328)
                                     ------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(12,190,565)           $(7,155,475)
                                     ============            ===========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                       FIDELITY VIP         FRANKLIN
                                  FIDELITY VIP        DYNAMIC CAPITAL        RISING               FRANKLIN
                                VALUE STRATEGIES       APPRECIATION         DIVIDENDS              INCOME
                                    PORTFOLIO            PORTFOLIO       SECURITIES FUND       SECURITIES FUND
                                 SUB-ACCOUNT (A)      SUB-ACCOUNT (A)      SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $18,964               $5,993          $16,183,886          $125,025,917
                                    ---------            ---------        -------------         -------------
EXPENSES:
 Administrative Charges                    --                   --           (1,326,135)           (3,767,246)
 Mortality and Expense Risk
  Charges                             (11,397)              (8,684)         (14,211,197)          (36,997,979)
                                    ---------            ---------        -------------         -------------
  Total Expense                       (11,397)              (8,684)         (15,537,332)          (40,765,225)
                                    ---------            ---------        -------------         -------------
  Net investment income
   (loss)                               7,567               (2,691)             646,554            84,260,692
                                    ---------            ---------        -------------         -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (8,453)                (640)         (21,743,172)          (57,543,373)
 Net realized gain on
  distributions                            --                   --            6,986,001            52,340,937
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (903,634)            (394,893)        (270,079,949)         (893,625,898)
                                    ---------            ---------        -------------         -------------
  Net gain (loss) on
   investments                       (912,087)            (395,533)        (284,837,120)         (898,828,334)
                                    ---------            ---------        -------------         -------------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(904,520)           $(398,224)       $(284,190,566)        $(814,567,642)
                                    =========            =========        =============         =============

                                      FRANKLIN                FRANKLIN            FRANKLIN
                                     LARGE CAP                 GLOBAL           SMALL-MID CAP
                                       GROWTH               REAL ESTATE            GROWTH
                                  SECURITIES FUND         SECURITIES FUND      SECURITIES FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $2,309,551                $160,906                 $ --
                                    ------------            ------------        -------------
EXPENSES:
 Administrative Charges                 (282,747)                (25,731)            (538,538)
 Mortality and Expense Risk
  Charges                             (3,076,413)               (232,871)          (5,177,768)
                                    ------------            ------------        -------------
  Total Expense                       (3,359,160)               (258,602)          (5,716,306)
                                    ------------            ------------        -------------
  Net investment income
   (loss)                             (1,049,609)                (97,696)          (5,716,306)
                                    ------------            ------------        -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (3,961,919)                (48,711)          (1,883,721)
 Net realized gain on
  distributions                       11,876,098               4,394,600           40,195,041
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (82,734,143)            (12,422,132)        (200,263,894)
                                    ------------            ------------        -------------
  Net gain (loss) on
   investments                       (74,819,964)             (8,076,243)        (161,952,574)
                                    ------------            ------------        -------------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(75,869,573)            $(8,173,939)       $(167,668,880)
                                    ============            ============        =============

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                          FRANKLIN             FRANKLIN
                                         SMALL CAP             STRATEGIC
                                           VALUE                INCOME
                                      SECURITIES FUND       SECURITIES FUND
                                        SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $123,475           $50,754,172
                                       --------------       ---------------
EXPENSES:
 Administrative Charges                            --            (1,238,630)
 Mortality and Expense Risk
  Charges                                    (378,008)          (11,708,814)
                                       --------------       ---------------
  Total Expense                              (378,008)          (12,947,444)
                                       --------------       ---------------
  Net investment income (loss)               (254,533)           37,806,728
                                       --------------       ---------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      (868,588)           (7,505,399)
 Net realized gain on
  distributions                               832,610             1,757,227
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         (19,062,523)         (130,248,375)
                                       --------------       ---------------
  Net gain (loss) on investments          (19,098,501)         (135,996,547)
                                       --------------       ---------------
  Net increase (decrease) in net
   assets resulting from
   operations                            $(19,353,034)         $(98,189,819)
                                       ==============       ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                       TEMPLETON
                                                      DEVELOPING            TEMPLETON              TEMPLETON
                                MUTUAL SHARES           MARKETS              FOREIGN              GLOBAL ASSET
                               SECURITIES FUND      SECURITIES FUND      SECURITIES FUND        ALLOCATION FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $47,232,190           $6,361,948          $13,888,502             $1,234,792
                               --------------       --------------       --------------           ------------
EXPENSES:
 Administrative Charges            (2,751,771)            (360,393)          (1,002,149)               (18,419)
 Mortality and Expense Risk
  Charges                         (24,943,847)          (3,438,641)          (9,746,187)              (158,064)
                               --------------       --------------       --------------           ------------
  Total Expense                   (27,695,618)          (3,799,034)         (10,748,336)              (176,483)
                               --------------       --------------       --------------           ------------
  Net investment income
   (loss)                          19,536,572            2,562,914            3,140,166              1,058,309
                               --------------       --------------       --------------           ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions           (12,345,623)          (9,485,838)             389,461               (333,153)
 Net realized gain on
  distributions                    67,060,345           42,205,150           56,836,785              1,544,735
 Net unrealized appreciation
  (depreciation) of
  investments during the year    (795,078,866)        (182,579,292)        (356,503,462)            (5,633,297)
                               --------------       --------------       --------------           ------------
  Net gain (loss) on
   investments                   (740,364,144)        (149,859,980)        (299,277,216)            (4,421,715)
                               --------------       --------------       --------------           ------------
  Net increase (decrease) in
   net assets resulting from
   operations                   $(720,827,572)       $(147,297,066)       $(296,137,050)           $(3,363,406)
                               ==============       ==============       ==============           ============

                                                                                  FRANKLIN
                                  TEMPLETON                                       FLEX CAP
                                   GROWTH              MUTUAL DISCOVERY            GROWTH
                               SECURITIES FUND         SECURITIES FUND         SECURITIES FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $15,102,027              $14,862,159                $62,213
                               --------------           --------------          -------------
EXPENSES:
 Administrative Charges            (1,482,181)                (993,293)               (99,842)
 Mortality and Expense Risk
  Charges                         (13,630,817)             (10,271,539)              (886,571)
                               --------------           --------------          -------------
  Total Expense                   (15,112,998)             (11,264,832)              (986,413)
                               --------------           --------------          -------------
  Net investment income
   (loss)                             (10,971)               3,597,327               (924,200)
                               --------------           --------------          -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions           (27,511,248)              (7,809,838)            (2,145,515)
 Net realized gain on
  distributions                    59,479,654               27,783,703                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year    (489,195,450)            (251,093,928)           (21,196,104)
                               --------------           --------------          -------------
  Net gain (loss) on
   investments                   (457,227,044)            (231,120,063)           (23,341,619)
                               --------------           --------------          -------------
  Net increase (decrease) in
   net assets resulting from
   operations                   $(457,238,015)           $(227,522,736)          $(24,265,819)
                               ==============           ==============          =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                        FRANKLIN
                                       LARGE CAP                TEMPLETON
                                         VALUE                GLOBAL INCOME
                                    SECURITIES FUND          SECURITIES FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT (A)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $ --                $146,343
                                     --------------            ------------
EXPENSES:
 Administrative Charges                     (51,318)                     --
 Mortality and Expense Risk
  Charges                                  (449,601)               (181,702)
                                     --------------            ------------
  Total Expense                            (500,919)               (181,702)
                                     --------------            ------------
  Net investment income (loss)             (500,919)                (35,359)
                                     --------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (1,366,819)                (38,793)
 Net realized gain on
  distributions                                  --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (10,506,661)              1,311,114
                                     --------------            ------------
  Net gain (loss) on
   investments                          (11,873,480)              1,272,321
                                     --------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(12,374,399)             $1,236,962
                                     ==============            ============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         HARTFORD                 HARTFORD                  HARTFORD
                                  HARTFORD               LARGECAP                  TOTAL                    CAPITAL
                                  ADVISERS                GROWTH                RETURN BOND               APPRECIATION
                                  HLS FUND               HLS FUND                 HLS FUND                  HLS FUND
                               SUB-ACCOUNT (A)        SUB-ACCOUNT (A)         SUB-ACCOUNT (A)           SUB-ACCOUNT (A)
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $128,538                 $6,119               $14,304,519                $6,495,347
                                 -----------            -----------            --------------            --------------
EXPENSES:
 Administrative Charges                   --                     --                        --                        --
 Mortality and Expense
  Risk Charges                       (17,395)                (3,448)                 (926,841)               (1,139,928)
                                 -----------            -----------            --------------            --------------
  Total Expense                      (17,395)                (3,448)                 (926,841)               (1,139,928)
                                 -----------            -----------            --------------            --------------
  Net investment income
   (loss)                            111,143                  2,671                13,377,678                 5,355,419
                                 -----------            -----------            --------------            --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions               (53)                (7,964)                 (446,529)                  (52,500)
 Net realized gain on
  distributions                        3,186                  8,295                        --                 3,034,873
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              (721,041)              (195,785)              (20,994,173)              (77,645,760)
                                 -----------            -----------            --------------            --------------
  Net gain (loss) on
   investments                      (717,908)              (195,454)              (21,440,702)              (74,663,387)
                                 -----------            -----------            --------------            --------------
  Net increase (decrease)
   in net assets resulting
   from operations                 $(606,765)             $(192,783)              $(8,063,024)             $(69,307,968)
                                 ===========            ===========            ==============            ==============

                                    HARTFORD                HARTFORD
                                    DIVIDEND               FUNDAMENTAL            HARTFORD
                                   AND GROWTH                GROWTH             GLOBAL EQUITY
                                    HLS FUND                HLS FUND              HLS FUND
                                SUB-ACCOUNT (A)          SUB-ACCOUNT (A)       SUB-ACCOUNT (A)
--------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $4,180,289                 $1,467               $1,675
                                 --------------            -----------            ---------
EXPENSES:
 Administrative Charges                      --                     --                   --
 Mortality and Expense
  Risk Charges                         (648,838)                (9,307)                (935)
                                 --------------            -----------            ---------
  Total Expense                        (648,838)                (9,307)                (935)
                                 --------------            -----------            ---------
  Net investment income
   (loss)                             3,531,451                 (7,840)                 740
                                 --------------            -----------            ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions              (11,918)              (119,399)                (651)
 Net realized gain on
  distributions                         312,292                 65,612                   --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              (26,949,432)              (357,005)             (49,681)
                                 --------------            -----------            ---------
  Net gain (loss) on
   investments                      (26,649,058)              (410,792)             (50,332)
                                 --------------            -----------            ---------
  Net increase (decrease)
   in net assets resulting
   from operations                 $(23,117,607)             $(418,632)            $(49,592)
                                 ==============            ===========            =========

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              HARTFORD
                                      HARTFORD               DISCIPLINED
                                    GLOBAL GROWTH              EQUITY
                                      HLS FUND                HLS FUND
                                   SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $6,922                 $372,756
                                     -----------            -------------
EXPENSES:
 Administrative Charges                       --                       --
 Mortality and Expense Risk
  Charges                                 (4,195)                (128,065)
                                     -----------            -------------
  Total Expense                           (4,195)                (128,065)
                                     -----------            -------------
  Net investment income (loss)             2,727                  244,691
                                     -----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (17,226)                  (9,786)
 Net realized gain on
  distributions                            7,400                  341,832
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (289,499)              (5,726,174)
                                     -----------            -------------
  Net gain (loss) on
   investments                          (299,325)              (5,394,128)
                                     -----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(296,598)             $(5,149,437)
                                     ===========            =============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         HARTFORD                                    HARTFORD
                                    HARTFORD              GROWTH               HARTFORD           INTERNATIONAL
                                     GROWTH            OPPORTUNITIES          HIGH YIELD              GROWTH
                                    HLS FUND             HLS FUND              HLS FUND              HLS FUND
                                SUB-ACCOUNT (A)       SUB-ACCOUNT (A)       SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $9,371               $260,603             $360,179               $33,164
                                   ----------          -------------          -----------          ------------
EXPENSES:
 Administrative Charges                    --                     --                   --                    --
 Mortality and Expense Risk
  Charges                              (9,674)              (237,955)             (15,573)              (12,940)
                                   ----------          -------------          -----------          ------------
  Total Expense                        (9,674)              (237,955)             (15,573)              (12,940)
                                   ----------          -------------          -----------          ------------
  Net investment income
   (loss)                                (303)                22,648              344,606                20,224
                                   ----------          -------------          -----------          ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (3,584)               (15,276)              (5,299)              (12,632)
 Net realized gain on
  distributions                         7,933                275,781                   --                26,042
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (462,524)           (13,936,614)            (843,091)           (1,051,595)
                                   ----------          -------------          -----------          ------------
  Net gain (loss) on
   investments                       (458,175)           (13,676,109)            (848,390)           (1,038,185)
                                   ----------          -------------          -----------          ------------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(458,478)          $(13,653,461)           $(503,784)          $(1,017,961)
                                   ==========          =============          ===========          ============

                                     HARTFORD             HARTFORD
                                  INTERNATIONAL            MIDCAP           HARTFORD
                                  OPPORTUNITIES            GROWTH         MONEY MARKET
                                     HLS FUND             HLS FUND          HLS FUND
                                 SUB-ACCOUNT (A)       SUB-ACCOUNT (A)     SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $361,375              $11,394        $21,423,908
                                   ------------          -----------      -------------
EXPENSES:
 Administrative Charges                      --                   --         (1,921,154)
 Mortality and Expense Risk
  Charges                               (65,999)             (10,281)       (19,002,182)
                                   ------------          -----------      -------------
  Total Expense                         (65,999)             (10,281)       (20,923,336)
                                   ------------          -----------      -------------
  Net investment income
   (loss)                               295,376                1,113            500,572
                                   ------------          -----------      -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (14,278)              (2,681)               489
 Net realized gain on
  distributions                          77,011                3,009                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (3,611,689)            (638,922)                --
                                   ------------          -----------      -------------
  Net gain (loss) on
   investments                       (3,548,956)            (638,594)               489
                                   ------------          -----------      -------------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(3,253,580)           $(637,481)          $501,061
                                   ============          ===========      =============

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                      HARTFORD              HARTFORD
                                    SMALL COMPANY        SMALLCAP GROWTH
                                      HLS FUND              HLS FUND
                                   SUB-ACCOUNT (A)       SUB-ACCOUNT (A)
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $8,294               $4,066
                                     -----------            ---------
EXPENSES:
 Administrative Charges                       --                   --
 Mortality and Expense Risk
  Charges                                (33,535)              (6,808)
                                     -----------            ---------
  Total Expense                          (33,535)              (6,808)
                                     -----------            ---------
  Net investment income (loss)           (25,241)              (2,742)
                                     -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (3,144)             (13,834)
 Net realized gain on
  distributions                            2,944                1,641
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (1,798,281)            (295,509)
                                     -----------            ---------
  Net gain (loss) on
   investments                        (1,798,481)            (307,702)
                                     -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(1,823,722)           $(310,444)
                                     ===========            =========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          HARTFORD                                   HARTFORD
                                    HARTFORD           U.S. GOVERNMENT          HARTFORD               VALUE
                                      STOCK              SECURITIES               VALUE            OPPORTUNITIES
                                    HLS FUND              HLS FUND              HLS FUND             HLS FUND
                                 SUB-ACCOUNT (A)       SUB-ACCOUNT (A)       SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $21,056             $1,046,574              $79,611              $39,998
                                    ---------            -----------            ---------            ---------
EXPENSES:
 Administrative Charges                    --                     --                   --                   --
 Mortality and Expense Risk
  Charges                              (5,306)              (102,454)             (21,632)              (7,945)
                                    ---------            -----------            ---------            ---------
  Total Expense                        (5,306)              (102,454)             (21,632)              (7,945)
                                    ---------            -----------            ---------            ---------
  Net investment income
   (loss)                              15,750                944,120               57,979               32,053
                                    ---------            -----------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (49,931)                (2,849)             (85,213)              (6,367)
 Net realized gain on
  distributions                         1,959                     --               62,880                  575
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (274,779)            (1,137,029)            (820,050)            (382,856)
                                    ---------            -----------            ---------            ---------
  Net gain (loss) on
   investments                       (322,751)            (1,139,878)            (842,383)            (388,648)
                                    ---------            -----------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(307,001)             $(195,758)           $(784,404)           $(356,595)
                                    =========            ===========            =========            =========

                                    HARTFORD                                  AMERICAN FUNDS
                                     EQUITY            AMERICAN FUNDS        BLUE CHIP INCOME
                                     INCOME           ASSET ALLOCATION          AND GROWTH
                                    HLS FUND              HLS FUND               HLS FUND
                                 SUB-ACCOUNT (A)       SUB-ACCOUNT (A)        SUB-ACCOUNT (A)
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $59,985                   $ --                   $ --
                                    ---------            -----------            -----------
EXPENSES:
 Administrative Charges                    --                     --                     --
 Mortality and Expense Risk
  Charges                              (7,283)              (119,747)               (53,538)
                                    ---------            -----------            -----------
  Total Expense                        (7,283)              (119,747)               (53,538)
                                    ---------            -----------            -----------
  Net investment income
   (loss)                              52,702               (119,747)               (53,538)
                                    ---------            -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (3,599)               (14,434)               (45,975)
 Net realized gain on
  distributions                         6,349                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (221,963)            (3,808,069)            (1,999,630)
                                    ---------            -----------            -----------
  Net gain (loss) on
   investments                       (219,213)            (3,822,503)            (2,045,605)
                                    ---------            -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(166,511)           $(3,942,250)           $(2,099,143)
                                    =========            ===========            ===========

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS          AMERICAN FUNDS
                                         BOND                 GLOBAL BOND
                                       HLS FUND                HLS FUND
                                    SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $ --                   $ --
                                     -------------            -----------
EXPENSES:
 Administrative Charges                         --                     --
 Mortality and Expense Risk
  Charges                                 (260,714)              (104,167)
                                     -------------            -----------
  Total Expense                           (260,714)              (104,167)
                                     -------------            -----------
  Net investment income (loss)            (260,714)              (104,167)
                                     -------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (67,226)               (32,589)
 Net realized gain on
  distributions                                 --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (2,310,671)               449,697
                                     -------------            -----------
  Net gain (loss) on
   investments                          (2,377,897)               417,108
                                     -------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(2,638,611)              $312,941
                                     =============            ===========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS                                    AMERICAN FUNDS
                                    GLOBAL GROWTH            AMERICAN FUNDS            GLOBAL SMALL             AMERICAN FUNDS
                                      AND INCOME              GLOBAL GROWTH           CAPITALIZATION                GROWTH
                                       HLS FUND                 HLS FUND                 HLS FUND                  HLS FUND
                                   SUB-ACCOUNT (A)           SUB-ACCOUNT (A)          SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $ --                     $ --                     $ --                $1,256,068
                                    --------------            -------------            -------------            --------------
EXPENSES:
 Administrative Charges                         --                       --                       --                        --
 Mortality and Expense Risk
  Charges                                 (209,702)                 (98,303)                 (90,127)                 (594,889)
                                    --------------            -------------            -------------            --------------
  Total Expense                           (209,702)                 (98,303)                 (90,127)                 (594,889)
                                    --------------            -------------            -------------            --------------
  Net investment income
   (loss)                                 (209,702)                 (98,303)                 (90,127)                  661,179
                                    --------------            -------------            -------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (31,105)                  (8,659)                 (14,308)                 (143,745)
 Net realized gain on
  distributions                                 --                       --                       --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (10,050,615)              (4,244,309)              (6,602,681)              (34,175,982)
                                    --------------            -------------            -------------            --------------
  Net gain (loss) on
   investments                         (10,081,720)              (4,252,968)              (6,616,989)              (34,319,727)
                                    --------------            -------------            -------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(10,291,422)             $(4,351,271)             $(6,707,116)             $(33,658,548)
                                    ==============            =============            =============            ==============


                                    AMERICAN FUNDS            AMERICAN FUNDS           AMERICAN FUNDS
                                    GROWTH-INCOME             INTERNATIONAL               NEW WORLD
                                       HLS FUND                  HLS FUND                 HLS FUND
                                   SUB-ACCOUNT (A)           SUB-ACCOUNT (A)           SUB-ACCOUNT (A)
-----------------------------  ---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $982,125                      $ --                     $ --
                                    --------------            --------------            -------------
EXPENSES:
 Administrative Charges                         --                        --                       --
 Mortality and Expense Risk
  Charges                                 (337,684)                 (339,971)                (123,812)
                                    --------------            --------------            -------------
  Total Expense                           (337,684)                 (339,971)                (123,812)
                                    --------------            --------------            -------------
  Net investment income
   (loss)                                  644,441                  (339,971)                (123,812)
                                    --------------            --------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (99,470)                  (16,962)                 (54,071)
 Net realized gain on
  distributions                                 --                        --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (15,547,197)              (15,876,273)              (6,311,128)
                                    --------------            --------------            -------------
  Net gain (loss) on
   investments                         (15,646,667)              (15,893,235)              (6,365,199)
                                    --------------            --------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(15,002,226)             $(16,233,206)             $(6,489,011)
                                    ==============            ==============            =============

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                     LORD ABBETT             LORD ABBETT
                                   AMERICA'S VALUE         BOND-DEBENTURE
                                      PORTFOLIO               PORTFOLIO
                                   SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $143,472               $1,893,646
                                     -----------            -------------
EXPENSES:
 Administrative Charges                       --                       --
 Mortality and Expense Risk
  Charges                                (12,335)                (130,422)
                                     -----------            -------------
  Total Expense                          (12,335)                (130,422)
                                     -----------            -------------
  Net investment income (loss)           131,137                1,763,224
                                     -----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     (215)                  (6,078)
 Net realized gain on
  distributions                           86,110                   71,933
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (508,574)              (4,543,960)
                                     -----------            -------------
  Net gain (loss) on
   investments                          (422,679)              (4,478,105)
                                     -----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(291,542)             $(2,714,881)
                                     ===========            =============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     LORD ABBETT
                                      GROWTH &
                                       INCOME              MFS CORE                 MFS GROWTH           MFS GLOBAL
                                      PORTFOLIO         EQUITY SERIES                 SERIES           EQUITY SERIES
                                   SUB-ACCOUNT (A)       SUB-ACCOUNT             SUB-ACCOUNT (C)        SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $140,842             $259,355                  $125,221             $345,679
                                    -------------       --------------            --------------       --------------
EXPENSES:
 Administrative Charges                        --              (52,187)                  (98,845)             (54,759)
 Mortality and Expense Risk
  Charges                                 (34,423)            (484,775)                 (961,751)            (523,378)
                                    -------------       --------------            --------------       --------------
  Total Expense                           (34,423)            (536,962)               (1,060,596)            (578,137)
                                    -------------       --------------            --------------       --------------
  Net investment income
   (loss)                                 106,419             (277,607)                 (935,375)            (232,458)
                                    -------------       --------------            --------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (5,108)          (1,970,029)               (3,834,854)            (715,444)
 Net realized gain on
  distributions                            32,972                   --                        --            2,862,518
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,598,587)         (13,142,604)              (22,539,511)         (14,928,081)
                                    -------------       --------------            --------------       --------------
  Net gain (loss) on
   investments                         (1,570,723)         (15,112,633)              (26,374,365)         (12,781,007)
                                    -------------       --------------            --------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(1,464,304)        $(15,390,240)             $(27,309,740)        $(13,013,465)
                                    =============       ==============            ==============       ==============


                                                    MFS INVESTORS
                                  MFS HIGH              GROWTH            MFS INVESTORS
                               INCOME SERIES         STOCK SERIES         TRUST SERIES
                                SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $16,350,861             $436,797            $3,784,908
                               --------------       --------------       ---------------
EXPENSES:
 Administrative Charges              (295,735)            (122,698)             (779,269)
 Mortality and Expense Risk
  Charges                          (2,867,695)          (1,146,303)           (7,475,723)
                               --------------       --------------       ---------------
  Total Expense                    (3,163,430)          (1,269,001)           (8,254,992)
                               --------------       --------------       ---------------
  Net investment income
   (loss)                          13,187,431             (832,204)           (4,470,084)
                               --------------       --------------       ---------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            (4,089,200)            (784,450)           (4,599,579)
 Net realized gain on
  distributions                            --            3,569,725            31,251,603
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (62,309,702)         (34,199,670)         (200,868,397)
                               --------------       --------------       ---------------
  Net gain (loss) on
   investments                    (66,398,902)         (31,414,395)         (174,216,373)
                               --------------       --------------       ---------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(53,211,471)        $(32,246,599)        $(178,686,457)
                               ==============       ==============       ===============

(a)  From inception May 1, 2008 to December 31, 2008.

(c)  Formerly MFS Emerging Growth Series. Change effective May 1, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                 MFS MID CAP                  MFS NEW
                                GROWTH SERIES            DISCOVERY SERIES
                                 SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                       $ --
                                --------------            ---------------
EXPENSES:
 Administrative Charges               (174,656)                  (444,969)
 Mortality and Expense Risk
  Charges                           (1,704,619)                (4,290,218)
                                --------------            ---------------
  Total Expense                     (1,879,275)                (4,735,187)
                                --------------            ---------------
  Net investment income (loss)      (1,879,275)                (4,735,187)
                                --------------            ---------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             (1,724,878)                (4,222,284)
 Net realized gain on
  distributions                     13,637,605                 52,338,855
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (74,955,398)              (168,003,432)
                                --------------            ---------------
  Net gain (loss) on
   investments                     (63,042,671)              (119,886,861)
                                --------------            ---------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $(64,921,946)             $(124,622,048)
                                ==============            ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  MFS TOTAL             MFS VALUE               MFS RESEARCH              MFS RESEARCH
                                RETURN SERIES            SERIES                  BOND SERIES          INTERNATIONAL SERIES
                                 SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $41,543,231            $3,215,350               $3,688,094                  $430,095
                               ---------------       ---------------            -------------            --------------
EXPENSES:
 Administrative Charges             (2,281,952)             (388,981)                (222,529)                 (110,519)
 Mortality and Expense Risk
  Charges                          (20,757,326)           (4,251,943)              (2,030,137)                 (991,612)
                               ---------------       ---------------            -------------            --------------
  Total Expense                    (23,039,278)           (4,640,924)              (2,252,666)               (1,102,131)
                               ---------------       ---------------            -------------            --------------
  Net investment income
   (loss)                           18,503,953            (1,425,574)               1,435,428                  (672,036)
                               ---------------       ---------------            -------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            (17,704,444)           (3,201,201)                (530,750)               (1,509,091)
 Net realized gain on
  distributions                     82,284,071            10,849,445                       --                 2,479,360
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (426,676,736)         (115,859,826)              (6,493,585)              (35,428,685)
                               ---------------       ---------------            -------------            --------------
  Net gain (loss) on
   investments                    (362,097,109)         (108,211,582)              (7,024,335)              (34,458,416)
                               ---------------       ---------------            -------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(343,593,156)        $(109,637,156)             $(5,588,907)             $(35,130,452)
                               ===============       ===============            =============            ==============

                                                          BLACKROCK              BLACKROCK
                                MFS RESEARCH               GLOBAL                LARGE CAP
                                   SERIES             GROWTH V.I. FUND       GROWTH V.I. FUND
                                SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $240,527                 $4,092                 $6,713
                               --------------            -----------            -----------
EXPENSES:
 Administrative Charges               (74,473)                (1,952)                (2,523)
 Mortality and Expense Risk
  Charges                            (524,397)               (20,212)               (27,955)
                               --------------            -----------            -----------
  Total Expense                      (598,870)               (22,164)               (30,478)
                               --------------            -----------            -----------
  Net investment income
   (loss)                            (358,343)               (18,072)               (23,765)
                               --------------            -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            (1,090,300)                20,476                 31,608
 Net realized gain on
  distributions                            --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (13,679,938)              (731,644)              (821,487)
                               --------------            -----------            -----------
  Net gain (loss) on
   investments                    (14,770,238)              (711,168)              (789,879)
                               --------------            -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(15,128,581)             $(729,240)             $(813,644)
                               ==============            ===========            ===========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                    VAN KAMPEN --           VAN KAMPEN --
                                  UIF INTERNATIONAL          UIF MID CAP
                                    GROWTH EQUITY              GROWTH
                                      PORTFOLIO               PORTFOLIO
                                     SUB-ACCOUNT           SUB-ACCOUNT (A)
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $21                  $16,681
                                     -----------            -------------
EXPENSES:
 Administrative Charges                       --                       --
 Mortality and Expense Risk
  Charges                                (11,447)                 (50,707)
                                     -----------            -------------
  Total Expense                          (11,447)                 (50,707)
                                     -----------            -------------
  Net investment income (loss)           (11,426)                 (34,026)
                                     -----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (18,792)                 (12,601)
 Net realized gain on
  distributions                            1,581                  636,081
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (368,283)              (3,935,270)
                                     -----------            -------------
  Net gain (loss) on
   investments                          (385,494)              (3,311,790)
                                     -----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(396,920)             $(3,345,816)
                                     ===========            =============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 VAN KAMPEN --                                 MORGAN STANLEY --       MORGAN STANLEY --
                                   UIF U.S.            MORGAN STANLEY --            CAPITAL                 MID CAP
                                 MID CAP VALUE           FOCUS GROWTH            OPPORTUNITIES              GROWTH
                                   PORTFOLIO               PORTFOLIO               PORTFOLIO               PORTFOLIO
                                  SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (D)
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $28,684                   $537                     $ --                 $2,986
                                 -------------            -----------            -------------            -----------
EXPENSES:
 Administrative Charges                     --                 (1,536)                  (6,617)                (1,256)
 Mortality and Expense
  Risk Charges                         (71,673)               (11,367)                 (50,289)                (9,621)
                                 -------------            -----------            -------------            -----------
  Total Expense                        (71,673)               (12,903)                 (56,906)               (10,877)
                                 -------------            -----------            -------------            -----------
  Net investment income
   (loss)                              (42,989)               (12,366)                 (56,906)                (7,891)
                                 -------------            -----------            -------------            -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions             (20,311)               (21,384)                 (30,658)               (10,098)
 Net realized gain on
  distributions                      1,202,728                     --                       --                     --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              (3,767,213)              (513,891)              (1,967,825)              (370,759)
                                 -------------            -----------            -------------            -----------
  Net gain (loss) on
   investments                      (2,584,796)              (535,275)              (1,998,483)              (380,857)
                                 -------------            -----------            -------------            -----------
  Net increase (decrease)
   in net assets resulting
   from operations                 $(2,627,785)             $(547,641)             $(2,055,389)             $(388,748)
                                 =============            ===========            =============            ===========

                                                     MORGAN STANLEY --
                              MORGAN STANLEY --          DIVIDEND           MORGAN STANLEY --
                               FLEXIBLE INCOME            GROWTH              GLOBAL EQUITY
                                  PORTFOLIO              PORTFOLIO              PORTFOLIO
                                 SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $16,575                 $1,152                 $4,196
                                 -----------            -----------            -----------
EXPENSES:
 Administrative Charges               (1,578)                  (608)                (1,117)
 Mortality and Expense
  Risk Charges                       (11,381)                (4,533)                (8,966)
                                 -----------            -----------            -----------
  Total Expense                      (12,959)                (5,141)               (10,083)
                                 -----------            -----------            -----------
  Net investment income
   (loss)                              3,616                 (3,989)                (5,887)
                                 -----------            -----------            -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions           (33,701)               (16,875)               (31,451)
 Net realized gain on
  distributions                           --                     --                 41,258
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              (184,363)              (113,342)              (348,380)
                                 -----------            -----------            -----------
  Net gain (loss) on
   investments                      (218,064)              (130,217)              (338,573)
                                 -----------            -----------            -----------
  Net increase (decrease)
   in net assets resulting
   from operations                 $(214,448)             $(134,206)             $(344,460)
                                 ===========            ===========            ===========

(d) Formerly Developing Growth. Change effective May 1, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                    OPPENHEIMER
                                      CAPITAL             OPPENHEIMER
                                   APPRECIATION        GLOBAL SECURITIES
                                      FUND/VA               FUND/VA
                                  SUB-ACCOUNT (A)       SUB-ACCOUNT (A)
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                   $ --
                                    -----------          -------------
EXPENSES:
 Administrative Charges                      --                     --
 Mortality and Expense Risk
  Charges                                (5,592)               (77,086)
                                    -----------          -------------
  Total Expense                          (5,592)               (77,086)
                                    -----------          -------------
  Net investment income (loss)           (5,592)               (77,086)
                                    -----------          -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (4,376)                (6,076)
 Net realized gain on
  distributions                              --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (364,116)            (3,622,609)
                                    -----------          -------------
  Net gain (loss) on
   investments                         (368,492)            (3,628,685)
                                    -----------          -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(374,084)           $(3,705,771)
                                    ===========          =============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         OPPENHEIMER
                                   OPPENHEIMER           MAIN STREET           OPPENHEIMER            PUTNAM VT
                                   MAIN STREET            SMALL CAP               VALUE              DIVERSIFIED
                                     FUND/VA               FUND/VA               FUND/VA             INCOME FUND
                                 SUB-ACCOUNT (A)       SUB-ACCOUNT (A)       SUB-ACCOUNT (A)       SUB-ACCOUNT (A)
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                   $ --                 $ --                   $ --
                                   -----------          -------------          -----------          -------------
EXPENSES:
 Administrative Charges                     --                     --                   --                     --
 Mortality and Expense Risk
  Charges                               (4,603)               (50,844)              (3,469)              (171,294)
                                   -----------          -------------          -----------          -------------
  Total Expense                         (4,603)               (50,844)              (3,469)              (171,294)
                                   -----------          -------------          -----------          -------------
  Net investment income
   (loss)                               (4,603)               (50,844)              (3,469)              (171,294)
                                   -----------          -------------          -----------          -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (3,469)                (6,492)             (33,239)               (80,305)
 Net realized gain on
  distributions                             --                     --                   --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (230,423)            (2,539,148)            (162,048)            (7,278,312)
                                   -----------          -------------          -----------          -------------
  Net gain (loss) on
   investments                        (233,892)            (2,545,640)            (195,287)            (7,358,617)
                                   -----------          -------------          -----------          -------------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(238,495)           $(2,596,484)           $(198,756)           $(7,529,911)
                                   ===========          =============          ===========          =============

                                                         PUTNAM VT
                                    PUTNAM VT          INTERNATIONAL          PUTNAM VT
                                  GLOBAL ASSET          GROWTH AND          INTERNATIONAL
                                 ALLOCATION FUND        INCOME FUND          EQUITY FUND
                                 SUB-ACCOUNT (A)      SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
-----------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                 $ --                 $ --
                                   -----------          -----------          -----------
EXPENSES:
 Administrative Charges                     --                   --                   --
 Mortality and Expense Risk
  Charges                               (9,697)              (2,751)              (4,991)
                                   -----------          -----------          -----------
  Total Expense                         (9,697)              (2,751)              (4,991)
                                   -----------          -----------          -----------
  Net investment income
   (loss)                               (9,697)              (2,751)              (4,991)
                                   -----------          -----------          -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (34,047)                 289              (10,836)
 Net realized gain on
  distributions                             --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (425,076)            (156,221)            (259,272)
                                   -----------          -----------          -----------
  Net gain (loss) on
   investments                        (459,123)            (155,932)            (270,108)
                                   -----------          -----------          -----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(468,820)           $(158,683)           $(275,099)
                                   ===========          ===========          ===========

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                      PUTNAM VT           JENNISON 20/20
                                      SMALL CAP                FOCUS
                                        VALUE                PORTFOLIO
                                   SUB-ACCOUNT (A)          SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $ --                   $ --
                                     -----------            -----------
EXPENSES:
 Administrative Charges                       --                   (841)
 Mortality and Expense Risk
  Charges                                 (3,706)                (9,345)
                                     -----------            -----------
  Total Expense                           (3,706)               (10,186)
                                     -----------            -----------
  Net investment income (loss)            (3,706)               (10,186)
                                     -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (11,310)                  (939)
 Net realized gain on
  distributions                               --                 34,819
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (150,663)              (280,131)
                                     -----------            -----------
  Net gain (loss) on
   investments                          (161,973)              (246,251)
                                     -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(165,679)             $(256,437)
                                     ===========            ===========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                               PRUDENTIAL           VAN KAMPEN --
                                                         PRUDENTIAL              SERIES              UIF GROWTH
                                    JENNISON                VALUE            INTERNATIONAL           AND INCOME
                                    PORTFOLIO             PORTFOLIO              GROWTH               PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT (E)          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $85                 $4,841              $ --                   $195,085
                                    ---------            -----------              ----              -------------
EXPENSES:
 Administrative Charges                  (188)                    --                --                    (22,090)
 Mortality and Expense Risk
  Charges                              (2,408)                (6,337)               --                   (219,311)
                                    ---------            -----------              ----              -------------
  Total Expense                        (2,596)                (6,337)               --                   (241,401)
                                    ---------            -----------              ----              -------------
  Net investment income
   (loss)                              (2,511)                (1,496)               --                    (46,316)
                                    ---------            -----------              ----              -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (825)                (1,821)               --                   (205,896)
 Net realized gain on
  distributions                            --                 74,286                --                    379,043
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (54,227)              (253,913)               --                 (6,681,795)
                                    ---------            -----------              ----              -------------
  Net gain (loss) on
   investments                        (55,052)              (181,448)               --                 (6,508,648)
                                    ---------            -----------              ----              -------------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(57,563)             $(182,944)             $ --                $(6,554,964)
                                    =========            ===========              ====              =============

                                                             WELLS FARGO            WELLS FARGO
                                    VAN KAMPEN --           ADVANTAGE VT           ADVANTAGE VT
                                    UIF COMSTOCK                ASSET              TOTAL RETURN
                                      PORTFOLIO            ALLOCATION FUND           BOND FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $76,007                $34,955               $351,479
                                    -------------            -----------            -----------
EXPENSES:
 Administrative Charges                    (6,745)                    --                     --
 Mortality and Expense Risk
  Charges                                 (50,976)               (29,128)              (143,266)
                                    -------------            -----------            -----------
  Total Expense                           (57,721)               (29,128)              (143,266)
                                    -------------            -----------            -----------
  Net investment income
   (loss)                                  18,286                  5,827                208,213
                                    -------------            -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (136,153)                 6,089                (19,733)
 Net realized gain on
  distributions                           186,674                112,920                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,570,715)              (637,766)              (183,502)
                                    -------------            -----------            -----------
  Net gain (loss) on
   investments                         (1,520,194)              (518,757)              (203,235)
                                    -------------            -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(1,501,908)             $(512,930)                $4,978
                                    =============            ===========            ===========

(e)  Sub-Account option not funded at December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                      WELLS FARGO             WELLS FARGO
                                     ADVANTAGE VT            ADVANTAGE VT
                                        EQUITY               C&B LARGE CAP
                                      INCOME FUND             VALUE FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $50,452                $23,472
                                     -------------            -----------
EXPENSES:
 Administrative Charges                         --                     --
 Mortality and Expense Risk
  Charges                                  (48,713)               (26,816)
                                     -------------            -----------
  Total Expense                            (48,713)               (26,816)
                                     -------------            -----------
  Net investment income (loss)               1,739                 (3,344)
                                     -------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (79,705)               (51,428)
 Net realized gain on
  distributions                            429,495                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,533,844)              (595,378)
                                     -------------            -----------
  Net gain (loss) on
   investments                          (1,184,054)              (646,806)
                                     -------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(1,182,315)             $(650,150)
                                     =============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO             WELLS FARGO              WELLS FARGO            WELLS FARGO
                                   ADVANTAGE VT           ADVANTAGE VT             ADVANTAGE VT           ADVANTAGE VT
                                  LARGE COMPANY           INTERNATIONAL            LARGE COMPANY              MONEY
                                    CORE FUND               CORE FUND               GROWTH FUND            MARKET FUND
                                   SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $1,556                  $47,697                   $8,058              $87,486
                                    ----------            -------------            -------------            ---------
EXPENSES:
 Administrative Charges                     --                       --                       --                   --
 Mortality and Expense Risk
  Charges                               (2,619)                 (43,384)                 (55,311)             (78,148)
                                    ----------            -------------            -------------            ---------
  Total Expense                         (2,619)                 (43,384)                 (55,311)             (78,148)
                                    ----------            -------------            -------------            ---------
  Net investment income
   (loss)                               (1,063)                   4,313                  (47,253)               9,338
                                    ----------            -------------            -------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (16,522)                 (27,792)                 (66,522)                  --
 Net realized gain on
  distributions                             --                  497,726                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (52,315)              (1,799,408)              (1,280,788)                (465)
                                    ----------            -------------            -------------            ---------
  Net gain (loss) on
   investments                         (68,837)              (1,329,474)              (1,347,310)                (465)
                                    ----------            -------------            -------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(69,900)             $(1,325,161)             $(1,394,563)              $8,873
                                    ==========            =============            =============            =========

                                     WELLS FARGO                                    WELLS FARGO
                                    ADVANTAGE VT             WELLS FARGO           ADVANTAGE VT           WELLS FARGO
                                      SMALL CAP             ADVANTAGE VT           SMALL/MID CAP          ADVANTAGE VT
                                     GROWTH FUND           DISCOVERY FUND           VALUE FUND          OPPORTUNITY FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $ --                   $ --                   $ --                $2,913
                                    -------------            -----------            -----------            ----------
EXPENSES:
 Administrative Charges                        --                     --                     --                    --
 Mortality and Expense Risk
  Charges                                 (57,507)               (22,075)               (13,654)               (2,211)
                                    -------------            -----------            -----------            ----------
  Total Expense                           (57,507)               (22,075)               (13,654)               (2,211)
                                    -------------            -----------            -----------            ----------
  Net investment income
   (loss)                                 (57,507)               (22,075)               (13,654)                  702
                                    -------------            -----------            -----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (38,367)               (19,873)               (15,577)              (19,156)
 Net realized gain on
  distributions                           906,657                     --                151,108                34,384
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (2,414,168)              (628,303)              (503,745)              (96,253)
                                    -------------            -----------            -----------            ----------
  Net gain (loss) on
   investments                         (1,545,878)              (648,176)              (368,214)              (81,025)
                                    -------------            -----------            -----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(1,603,385)             $(670,251)             $(381,868)             $(80,323)
                                    =============            ===========            ===========            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                     BALANCED WEALTH             INTERNATIONAL
                                   STRATEGY PORTFOLIO           VALUE PORTFOLIO
                                     SUB-ACCOUNT (A)            SUB-ACCOUNT (A)
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $45,773                   $(80,721)
 Net realized gain (loss) on
  security transactions                     (18,170)                   (19,512)
 Net realized gain on
  distributions                                  --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (1,820,074)                (5,855,197)
                                      -------------              -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (1,792,471)                (5,955,430)
                                      -------------              -------------
UNIT TRANSACTIONS:
 Purchases                                6,601,258                 12,184,147
 Net transfers                            7,446,048                  9,164,063
 Surrenders for benefit
  payments and fees                        (169,112)                  (205,053)
 Net annuity transactions                        --                         --
                                      -------------              -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      13,878,194                 21,143,157
                                      -------------              -------------
 Net increase (decrease) in
  net assets                             12,085,723                 15,187,727
NET ASSETS:
 Beginning of year                               --                         --
                                      -------------              -------------
 End of year                            $12,085,723                $15,187,727
                                      =============              =============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS                                 ALLIANCEBERNSTEIN VPS       AIM V.I.
                                     SMALL/MID CAP          ALLIANCEBERNSTEIN VPS          INTERNATIONAL             BASIC
                                    VALUE PORTFOLIO            VALUE PORTFOLIO           GROWTH PORTFOLIO         VALUE FUND
                                    SUB-ACCOUNT (A)            SUB-ACCOUNT (A)            SUB-ACCOUNT (A)         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(29,006)                  $(3,131)                   $(34,583)           $(1,725,085)
 Net realized gain (loss) on
  security transactions                    (53,665)                  (42,520)                    (57,181)               958,376
 Net realized gain on
  distributions                                 --                        --                          --             28,772,466
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,480,725)                 (144,722)                 (2,417,184)          (136,607,630)
                                     -------------               -----------               -------------        ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (1,563,396)                 (190,373)                 (2,508,948)          (108,601,873)
                                     -------------               -----------               -------------        ---------------
UNIT TRANSACTIONS:
 Purchases                               3,807,505                   509,775                   6,097,986              2,782,577
 Net transfers                           3,381,833                   304,164                   2,276,883            (18,818,108)
 Surrenders for benefit
  payments and fees                        (36,581)                   (5,310)                    (52,122)           (18,745,748)
 Net annuity transactions                       --                        --                       3,677                (11,034)
                                     -------------               -----------               -------------        ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      7,152,757                   808,629                   8,326,424            (34,792,313)
                                     -------------               -----------               -------------        ---------------
 Net increase (decrease) in
  net assets                             5,589,361                   618,256                   5,817,476           (143,394,186)
NET ASSETS:
 Beginning of year                              --                        --                          --            233,447,045
                                     -------------               -----------               -------------        ---------------
 End of year                            $5,589,361                  $618,256                  $5,817,476            $90,052,859
                                     =============               ===========               =============        ===============

                                            AIM V.I.             AIM V.I.               AIM V.I.
                                            CAPITAL                CORE                GOVERNMENT
                                       APPRECIATION FUND        EQUITY FUND         SECURITIES FUND
                                          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(1,521,018)             $341,321            $21,806,834
 Net realized gain (loss) on
  security transactions                      (3,915,200)              309,998              1,314,304
 Net realized gain on
  distributions                                      --                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               (38,780,714)          (98,061,008)            72,944,964
                                         --------------       ---------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                                (44,216,932)          (97,409,689)            96,066,102
                                         --------------       ---------------       ----------------
UNIT TRANSACTIONS:
 Purchases                                    3,552,311             3,795,302             41,369,828
 Net transfers                              (16,970,824)          (18,365,681)           299,548,364
 Surrenders for benefit
  payments and fees                          (8,464,330)          (31,358,775)          (117,067,732)
 Net annuity transactions                        (4,707)               12,170                161,421
                                         --------------       ---------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         (21,887,550)          (45,916,984)           224,011,881
                                         --------------       ---------------       ----------------
 Net increase (decrease) in
  net assets                                (66,104,482)         (143,326,673)           320,077,983
NET ASSETS:
 Beginning of year                          116,046,025           339,559,180            783,648,492
                                         --------------       ---------------       ----------------
 End of year                                $49,941,543          $196,232,507         $1,103,726,475
                                         ==============       ===============       ================

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                   AIM V.I.              AIM V.I.
                                 INTERNATIONAL         MID CAP CORE
                                  GROWTH FUND           EQUITY FUND
                                  SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(2,429,926)          $(1,060,610)
 Net realized gain (loss) on
  security transactions              (4,071,882)            3,799,699
 Net realized gain on
  distributions                       2,857,234            35,528,452
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (102,361,003)         (145,753,088)
                                ---------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (106,005,577)         (107,485,547)
                                ---------------       ---------------
UNIT TRANSACTIONS:
 Purchases                           26,298,288             5,727,539
 Net transfers                       24,868,723           (19,713,329)
 Surrenders for benefit
  payments and fees                 (17,176,742)          (37,230,679)
 Net annuity transactions                19,736                43,576
                                ---------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  34,010,005           (51,172,893)
                                ---------------       ---------------
 Net increase (decrease) in
  net assets                        (71,995,572)         (158,658,440)
NET ASSETS:
 Beginning of year                  225,762,050           391,373,110
                                ---------------       ---------------
 End of year                       $153,766,478          $232,714,670
                                ===============       ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AIM V.I.              AIM V.I.                  AIM V.I.                 AIM V.I.
                                  SMALL CAP              LARGE CAP                  CAPITAL              POWERSHARES ETF
                                 EQUITY FUND            GROWTH FUND            DEVELOPMENT FUND          ALLOCATION FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT               SUB-ACCOUNT            SUB-ACCOUNT (B)
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(2,191,383)            $(830,886)                $(18,610)                 $3,092
 Net realized gain (loss) on
  security transactions              (4,154,231)             (925,446)                 (73,887)                      2
 Net realized gain on
  distributions                         454,849                    --                  286,759                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (43,890,450)          (19,534,313)                (905,376)                 12,297
                               ----------------       ---------------            -------------             -----------
 Net increase (decrease) in
  net assets resulting from
  operations                        (49,781,215)          (21,290,645)                (711,114)                 15,391
                               ----------------       ---------------            -------------             -----------
UNIT TRANSACTIONS:
 Purchases                           12,077,827             1,350,055                  661,712                  58,795
 Net transfers                       41,457,603            (4,593,028)               1,667,233                 178,840
 Surrenders for benefit
  payments and fees                 (10,480,230)           (6,177,643)                 (86,559)                  2,140
 Net annuity transactions                (2,102)               (4,302)                      --                      --
                               ----------------       ---------------            -------------             -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  43,053,098            (9,424,918)               2,242,386                 239,775
                               ----------------       ---------------            -------------             -----------
 Net increase (decrease) in
  net assets                         (6,728,117)          (30,715,563)               1,531,272                 255,166
NET ASSETS:
 Beginning of year                  111,185,019            59,863,302                   71,893                      --
                               ----------------       ---------------            -------------             -----------
 End of year                       $104,456,902           $29,147,739               $1,603,165                $255,166
                               ================       ===============            =============             ===========

                                                            AMERICAN FUNDS
                                     AMERICAN FUNDS             GLOBAL              AMERICAN FUNDS
                                         GLOBAL               GROWTH AND                ASSET
                                       BOND FUND             INCOME FUND           ALLOCATION FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $8,092,443             $2,885,832              $12,193,922
 Net realized gain (loss) on
  security transactions                   (2,833,773)           (12,314,146)                 661,831
 Net realized gain on
  distributions                               97,126              4,571,591               70,056,398
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (8,575,835)          (308,497,989)            (666,944,697)
                                    ----------------       ----------------       ------------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (3,220,039)          (313,354,712)            (584,032,546)
                                    ----------------       ----------------       ------------------
UNIT TRANSACTIONS:
 Purchases                                17,573,055             52,608,914               42,348,061
 Net transfers                           204,947,916            138,256,078              (54,179,023)
 Surrenders for benefit
  payments and fees                      (32,748,666)           (40,086,876)            (179,041,464)
 Net annuity transactions                      4,309                  4,709                   93,936
                                    ----------------       ----------------       ------------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      189,776,614            150,782,825             (190,778,490)
                                    ----------------       ----------------       ------------------
 Net increase (decrease) in
  net assets                             186,556,575           (162,571,887)            (774,811,036)
NET ASSETS:
 Beginning of year                        83,850,395            594,833,963            2,002,434,238
                                    ----------------       ----------------       ------------------
 End of year                            $270,406,970           $432,262,076           $1,227,623,202
                                    ================       ================       ==================

(b) From inception November 10, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                 AMERICAN FUNDS
                                   BLUE CHIP
                                   INCOME AND           AMERICAN FUNDS
                                  GROWTH FUND             BOND FUND
                                  SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $2,332,667            $43,752,498
 Net realized gain (loss) on
  security transactions                4,383,906             (9,207,960)
 Net realized gain on
  distributions                       71,975,182              3,100,746
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (549,756,646)          (175,743,640)
                                ----------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                        (471,064,891)          (138,098,356)
                                ----------------       ----------------
UNIT TRANSACTIONS:
 Purchases                            26,224,365             37,683,650
 Net transfers                       (57,590,068)            56,130,972
 Surrenders for benefit
  payments and fees                 (102,147,496)          (146,341,607)
 Net annuity transactions                 33,368                 43,999
                                ----------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (133,479,831)           (52,482,986)
                                ----------------       ----------------
 Net increase (decrease) in
  net assets                        (604,544,722)          (190,581,342)
NET ASSETS:
 Beginning of year                 1,330,803,784          1,242,910,602
                                ----------------       ----------------
 End of year                        $726,259,062         $1,052,329,260
                                ================       ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               AMERICAN FUNDS
                                   GLOBAL             AMERICAN FUNDS               AMERICAN FUNDS               AMERICAN FUNDS
                                 GROWTH FUND            GROWTH FUND              GROWTH-INCOME FUND           INTERNATIONAL FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT                  SUB-ACCOUNT                 SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(153,479)           $(35,551,122)                 $(2,423,749)                   $918,947
 Net realized gain (loss) on
  security transactions             (3,878,884)              7,888,972                   (8,740,254)                 (3,931,138)
 Net realized gain on
  distributions                     58,242,217             410,919,523                  244,340,037                 150,141,950
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (377,568,469)         (2,326,648,909)              (1,923,192,620)               (726,914,412)
                               ---------------       -----------------            -----------------            ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (323,358,615)         (1,943,391,536)              (1,690,016,586)               (579,784,653)
                               ---------------       -----------------            -----------------            ----------------
UNIT TRANSACTIONS:
 Purchases                          24,890,992             122,692,049                  113,636,086                  40,513,471
 Net transfers                     (22,890,802)            (57,669,420)                 (54,736,439)                (27,511,609)
 Surrenders for benefit
  payments and fees                (67,587,315)           (359,488,418)                (378,039,536)               (105,243,322)
 Net annuity transactions              136,651                 204,907                      (91,780)                     85,883
                               ---------------       -----------------            -----------------            ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (65,450,474)           (294,260,882)                (319,231,669)                (92,155,577)
                               ---------------       -----------------            -----------------            ----------------
 Net increase (decrease) in
  net assets                      (388,809,089)         (2,237,652,418)              (2,009,248,255)               (671,940,230)
NET ASSETS:
 Beginning of year                 839,924,994           4,514,595,184                4,506,767,686               1,384,813,950
                               ---------------       -----------------            -----------------            ----------------
 End of year                      $451,115,905          $2,276,942,766               $2,497,519,431                $712,873,720
                               ===============       =================            =================            ================

                                                               AMERICAN FUNDS             FIDELITY VIP
                                    AMERICAN FUNDS              GLOBAL SMALL                 GROWTH
                                    NEW WORLD FUND           CAPITALIZATION FUND            PORTFOLIO
                                      SUB-ACCOUNT                SUB-ACCOUNT             SUB-ACCOUNT (A)
-----------------------------  -----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,604,028)               $(8,131,439)                 $(2,116)
 Net realized gain (loss) on
  security transactions                 (14,811,650)               (10,014,277)                (279,853)
 Net realized gain on
  distributions                          37,714,684                 64,077,595                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (266,024,429)              (366,185,974)                (810,462)
                                    ---------------            ---------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (244,725,423)              (320,254,095)              (1,092,431)
                                    ---------------            ---------------            -------------
UNIT TRANSACTIONS:
 Purchases                               23,281,088                 18,915,104                4,662,603
 Net transfers                          (10,728,571)               (54,812,962)              (1,180,566)
 Surrenders for benefit
  payments and fees                     (39,568,696)               (45,152,048)                 (31,218)
 Net annuity transactions                     8,377                     76,768                       --
                                    ---------------            ---------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (27,007,802)               (80,973,138)               3,450,819
                                    ---------------            ---------------            -------------
 Net increase (decrease) in
  net assets                           (271,733,225)              (401,227,233)               2,358,388
NET ASSETS:
 Beginning of year                      560,474,262                647,984,691                       --
                                    ---------------            ---------------            -------------
 End of year                           $288,741,037               $246,757,458               $2,358,388
                                    ===============            ===============            =============

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                      FIDELITY VIP             FIDELITY VIP
                                       CONTRAFUND                 MID CAP
                                       PORTFOLIO                 PORTFOLIO
                                    SUB-ACCOUNT (A)           SUB-ACCOUNT (A)
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $231,591                $(100,147)
 Net realized gain (loss) on
  security transactions                     (14,832)                 (48,138)
 Net realized gain on
  distributions                                  --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (12,407,324)              (7,007,190)
                                     --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (12,190,565)              (7,155,475)
                                     --------------            -------------
UNIT TRANSACTIONS:
 Purchases                               27,947,921               19,233,789
 Net transfers                           27,210,689               15,499,875
 Surrenders for benefit
  payments and fees                        (589,300)                (697,009)
 Net annuity transactions                        --                       --
                                     --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      54,569,310               34,036,655
                                     --------------            -------------
 Net increase (decrease) in
  net assets                             42,378,745               26,881,180
NET ASSETS:
 Beginning of year                               --                       --
                                     --------------            -------------
 End of year                            $42,378,745              $26,881,180
                                     ==============            =============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         FIDELITY VIP           FRANKLIN
                                 FIDELITY VIP          DYNAMIC CAPITAL           RISING                FRANKLIN
                               VALUE STRATEGIES          APPRECIATION          DIVIDENDS                INCOME
                                  PORTFOLIO               PORTFOLIO         SECURITIES FUND        SECURITIES FUND
                               SUB-ACCOUNT (A)         SUB-ACCOUNT (A)        SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                               $7,567                 $(2,691)              $646,554            $84,260,692
 Net realized gain (loss)
  on security transactions             (8,453)                   (640)           (21,743,172)           (57,543,373)
 Net realized gain on
  distributions                            --                      --              6,986,001             52,340,937
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               (903,634)               (394,893)          (270,079,949)          (893,625,898)
                                 ------------            ------------       ----------------       ----------------
 Net increase (decrease)
  in net assets resulting
  from operations                    (904,520)               (398,224)          (284,190,566)          (814,567,642)
                                 ------------            ------------       ----------------       ----------------
UNIT TRANSACTIONS:
 Purchases                          1,558,989               1,092,357             33,660,888            140,737,412
 Net transfers                      1,601,476                 224,266            (35,838,395)            (4,267,339)
 Surrenders for benefit
  payments and fees                   (10,582)                 (2,365)           (76,303,215)          (213,638,698)
 Net annuity transactions                  --                      --                 31,474                (48,869)
                                 ------------            ------------       ----------------       ----------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            3,149,883               1,314,258            (78,449,248)           (77,217,494)
                                 ------------            ------------       ----------------       ----------------
 Net increase (decrease)
  in net assets                     2,245,363                 916,034           (362,639,814)          (891,785,136)
NET ASSETS:
 Beginning of year                         --                      --          1,029,450,564          2,643,905,181
                                 ------------            ------------       ----------------       ----------------
 End of year                       $2,245,363                $916,034           $666,810,750         $1,752,120,045
                                 ============            ============       ================       ================

                                    FRANKLIN                  FRANKLIN             FRANKLIN
                                   LARGE CAP                   GLOBAL            SMALL-MID CAP
                                     GROWTH                 REAL ESTATE             GROWTH
                                SECURITIES FUND           SECURITIES FUND       SECURITIES FUND
                                  SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
--------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                            $(1,049,609)                 $(97,696)          $(5,716,306)
 Net realized gain (loss)
  on security transactions           (3,961,919)                  (48,711)           (1,883,721)
 Net realized gain on
  distributions                      11,876,098                 4,394,600            40,195,041
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              (82,734,143)              (12,422,132)         (200,263,894)
                                 --------------            --------------       ---------------
 Net increase (decrease)
  in net assets resulting
  from operations                   (75,869,573)               (8,173,939)         (167,668,880)
                                 --------------            --------------       ---------------
UNIT TRANSACTIONS:
 Purchases                            3,390,300                    64,903            12,587,350
 Net transfers                       (5,797,924)               (1,691,282)            4,493,424
 Surrenders for benefit
  payments and fees                 (18,117,937)               (2,596,835)          (33,555,976)
 Net annuity transactions                 3,789                    (2,258)              (13,516)
                                 --------------            --------------       ---------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (20,521,772)               (4,225,472)          (16,488,718)
                                 --------------            --------------       ---------------
 Net increase (decrease)
  in net assets                     (96,391,345)              (12,399,411)         (184,157,598)
NET ASSETS:
 Beginning of year                  222,356,185                21,875,241           393,192,221
                                 --------------            --------------       ---------------
 End of year                       $125,964,840                $9,475,830          $209,034,623
                                 ==============            ==============       ===============

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             FRANKLIN             FRANKLIN
                                            SMALL CAP             STRATEGIC
                                              VALUE                INCOME
                                         SECURITIES FUND       SECURITIES FUND
                                           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $(254,533)          $37,806,728
 Net realized gain (loss) on
  security transactions                         (868,588)           (7,505,399)
 Net realized gain on distributions              832,610             1,757,227
 Net unrealized appreciation
  (depreciation) of investments
  during the year                            (19,062,523)         (130,248,375)
                                          --------------       ---------------
 Net increase (decrease) in net
  assets resulting from operations           (19,353,034)          (98,189,819)
                                          --------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                    11,165,394            53,791,462
 Net transfers                                60,836,171            55,242,500
 Surrenders for benefit payments
  and fees                                      (821,470)          (82,406,036)
 Net annuity transactions                         13,815                47,781
                                          --------------       ---------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                                71,193,910            26,675,707
                                          --------------       ---------------
 Net increase (decrease) in net
  assets                                      51,840,876           (71,514,112)
NET ASSETS:
 Beginning of year                               719,986           723,849,861
                                          --------------       ---------------
 End of year                                 $52,560,862          $652,335,749
                                          ==============       ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              TEMPLETON
                                                             DEVELOPING             TEMPLETON                 TEMPLETON
                                     MUTUAL SHARES             MARKETS               FOREIGN                GLOBAL ASSET
                                    SECURITIES FUND        SECURITIES FUND       SECURITIES FUND           ALLOCATION FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $19,536,572            $2,562,914            $3,140,166               $1,058,309
 Net realized gain (loss) on
  security transactions                  (12,345,623)           (9,485,838)              389,461                 (333,153)
 Net realized gain on
  distributions                           67,060,345            42,205,150            56,836,785                1,544,735
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       (795,078,866)         (182,579,292)         (356,503,462)              (5,633,297)
                                    ----------------       ---------------       ---------------            -------------
 Net increase (decrease) in net
  assets resulting from operations      (720,827,572)         (147,297,066)         (296,137,050)              (3,363,406)
                                    ----------------       ---------------       ---------------            -------------
UNIT TRANSACTIONS:
 Purchases                                77,729,581            13,608,662            12,368,487                   63,021
 Net transfers                           (73,036,155)          (32,761,382)          (30,808,136)                (414,831)
 Surrenders for benefit payments
  and fees                              (157,621,765)          (20,208,916)          (60,646,831)              (1,881,110)
 Net annuity transactions                    (63,379)              (18,674)                5,016                     (220)
                                    ----------------       ---------------       ---------------            -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          (152,991,718)          (39,380,310)          (79,081,464)              (2,233,140)
                                    ----------------       ---------------       ---------------            -------------
 Net increase (decrease) in net
  assets                                (873,819,290)         (186,677,376)         (375,218,514)              (5,596,546)
NET ASSETS:
 Beginning of year                     1,978,764,812           299,282,780           766,545,202               14,232,032
                                    ----------------       ---------------       ---------------            -------------
 End of year                          $1,104,945,522          $112,605,404          $391,326,688               $8,635,486
                                    ================       ===============       ===============            =============

                                                                                              FRANKLIN
                                       TEMPLETON                                              FLEX CAP
                                         GROWTH                MUTUAL DISCOVERY                GROWTH
                                    SECURITIES FUND             SECURITIES FUND           SECURITIES FUND
                                      SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(10,971)                $3,597,327                 $(924,200)
 Net realized gain (loss) on
  security transactions                  (27,511,248)                (7,809,838)               (2,145,515)
 Net realized gain on
  distributions                           59,479,654                 27,783,703                        --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       (489,195,450)              (251,093,928)              (21,196,104)
                                    ----------------            ---------------            --------------
 Net increase (decrease) in net
  assets resulting from operations      (457,238,015)              (227,522,736)              (24,265,819)
                                    ----------------            ---------------            --------------
UNIT TRANSACTIONS:
 Purchases                                34,140,015                 43,931,468                 4,258,197
 Net transfers                           (70,875,420)               (19,897,122)                3,673,119
 Surrenders for benefit payments
  and fees                               (77,594,568)               (49,827,898)               (3,927,735)
 Net annuity transactions                    (22,887)                   (15,310)                   32,882
                                    ----------------            ---------------            --------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          (114,352,860)               (25,808,862)                4,036,463
                                    ----------------            ---------------            --------------
 Net increase (decrease) in net
  assets                                (571,590,875)              (253,331,598)              (20,229,356)
NET ASSETS:
 Beginning of year                     1,129,674,846                763,808,131                60,646,009
                                    ----------------            ---------------            --------------
 End of year                            $558,083,971               $510,476,533               $40,416,653
                                    ================            ===============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                        FRANKLIN
                                       LARGE CAP                 TEMPLETON
                                         VALUE                 GLOBAL INCOME
                                    SECURITIES FUND           SECURITIES FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT (A)
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(500,919)                $(35,359)
 Net realized gain (loss) on
  security transactions                  (1,366,819)                 (38,793)
 Net realized gain on
  distributions                                  --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (10,506,661)               1,311,114
                                     --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (12,374,399)               1,236,962
                                     --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                1,432,495               21,119,907
 Net transfers                            5,007,980               17,076,503
 Surrenders for benefit
  payments and fees                      (2,366,470)                (468,444)
 Net annuity transactions                    29,974                       --
                                     --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       4,103,979               37,727,966
                                     --------------            -------------
 Net increase (decrease) in
  net assets                             (8,270,420)              38,964,928
NET ASSETS:
 Beginning of year                       28,732,072                       --
                                     --------------            -------------
 End of year                            $20,461,652              $38,964,928
                                     ==============            =============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             HARTFORD                 HARTFORD                  HARTFORD
                                      HARTFORD               LARGECAP                  TOTAL                    CAPITAL
                                      ADVISERS                GROWTH                RETURN BOND               APPRECIATION
                                      HLS FUND               HLS FUND                 HLS FUND                  HLS FUND
                                  SUB-ACCOUNT (A)         SUB-ACCOUNT (A)         SUB-ACCOUNT (A)           SUB-ACCOUNT (A)
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $111,143                 $2,671               $13,377,678                $5,355,419
 Net realized gain (loss) on
  security transactions                      (53)                (7,964)                 (446,529)                  (52,500)
 Net realized gain on
  distributions                            3,186                  8,295                        --                 3,034,873
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (721,041)              (195,785)              (20,994,173)              (77,645,760)
                                    ------------            -----------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (606,765)              (192,783)               (8,063,024)              (69,307,968)
                                    ------------            -----------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                             1,812,197                263,209               108,902,419               146,105,454
 Net transfers                         2,430,435                555,415               125,632,437               181,576,043
 Surrenders for benefit
  payments and fees                      (90,737)                    77                (3,115,054)               (3,732,793)
 Net annuity transactions                     --                     --                     1,178                     6,888
                                    ------------            -----------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    4,151,895                818,701               231,420,980               323,955,592
                                    ------------            -----------            --------------            --------------
 Net increase (decrease) in
  net assets                           3,545,130                625,918               223,357,956               254,647,624
NET ASSETS:
 Beginning of year                            --                     --                        --                        --
                                    ------------            -----------            --------------            --------------
 End of year                          $3,545,130               $625,918              $223,357,956              $254,647,624
                                    ============            ===========            ==============            ==============

                                       HARTFORD                 HARTFORD
                                       DIVIDEND               FUNDAMENTAL              HARTFORD
                                      AND GROWTH                 GROWTH             GLOBAL EQUITY
                                       HLS FUND                 HLS FUND               HLS FUND
                                   SUB-ACCOUNT (A)          SUB-ACCOUNT (A)        SUB-ACCOUNT (A)
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $3,531,451                 $(7,840)                 $740
 Net realized gain (loss) on
  security transactions                    (11,918)               (119,399)                 (651)
 Net realized gain on
  distributions                            312,292                  65,612                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (26,949,432)               (357,005)              (49,681)
                                    --------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (23,117,607)               (418,632)              (49,592)
                                    --------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                              75,836,957               1,678,823                90,330
 Net transfers                         107,533,435                (360,810)              159,476
 Surrenders for benefit
  payments and fees                     (2,311,389)                 (5,301)               (9,946)
 Net annuity transactions                    1,143                      --                    --
                                    --------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    181,060,146               1,312,712               239,860
                                    --------------            ------------            ----------
 Net increase (decrease) in
  net assets                           157,942,539                 894,080               190,268
NET ASSETS:
 Beginning of year                              --                      --                    --
                                    --------------            ------------            ----------
 End of year                          $157,942,539                $894,080              $190,268
                                    ==============            ============            ==========

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              HARTFORD
                                      HARTFORD               DISCIPLINED
                                    GLOBAL GROWTH              EQUITY
                                      HLS FUND                HLS FUND
                                   SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $2,727                 $244,691
 Net realized gain (loss) on
  security transactions                  (17,226)                  (9,786)
 Net realized gain on
  distributions                            7,400                  341,832
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (289,499)              (5,726,174)
                                     -----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (296,598)              (5,149,437)
                                     -----------            -------------
UNIT TRANSACTIONS:
 Purchases                               511,671               17,191,142
 Net transfers                           464,850               15,570,935
 Surrenders for benefit
  payments and fees                       (3,529)                (411,558)
 Net annuity transactions                     --                       --
                                     -----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      972,992               32,350,519
                                     -----------            -------------
 Net increase (decrease) in
  net assets                             676,394               27,201,082
NET ASSETS:
 Beginning of year                            --                       --
                                     -----------            -------------
 End of year                            $676,394              $27,201,082
                                     ===========            =============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                               HARTFORD                                         HARTFORD
                                      HARTFORD                  GROWTH                  HARTFORD              INTERNATIONAL
                                       GROWTH               OPPORTUNITIES              HIGH YIELD                GROWTH
                                      HLS FUND                 HLS FUND                 HLS FUND                HLS FUND
                                  SUB-ACCOUNT (A)          SUB-ACCOUNT (A)          SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(303)                  $22,648                $344,606                  $20,224
 Net realized gain (loss) on
  security transactions                   (3,584)                  (15,276)                 (5,299)                 (12,632)
 Net realized gain on
  distributions                            7,933                   275,781                      --                   26,042
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (462,524)              (13,936,614)               (843,091)              (1,051,595)
                                    ------------            --------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (458,478)              (13,653,461)               (503,784)              (1,017,961)
                                    ------------            --------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                             1,710,332                34,014,572               1,853,620                1,825,651
 Net transfers                         2,193,629                28,936,346               2,057,300                1,190,313
 Surrenders for benefit
  payments and fees                      (30,923)                 (930,994)                (41,341)                 (12,174)
 Net annuity transactions                     --                        --                      --                       --
                                    ------------            --------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    3,873,038                62,019,924               3,869,579                3,003,790
                                    ------------            --------------            ------------            -------------
 Net increase (decrease) in
  net assets                           3,414,560                48,366,463               3,365,795                1,985,829
NET ASSETS:
 Beginning of year                            --                        --                      --                       --
                                    ------------            --------------            ------------            -------------
 End of year                          $3,414,560               $48,366,463              $3,365,795               $1,985,829
                                    ============            ==============            ============            =============

                                      HARTFORD                 HARTFORD
                                    INTERNATIONAL               MIDCAP              HARTFORD
                                    OPPORTUNITIES               GROWTH            MONEY MARKET
                                      HLS FUND                 HLS FUND             HLS FUND
                                   SUB-ACCOUNT (A)         SUB-ACCOUNT (A)        SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $295,376                  $1,113               $500,572
 Net realized gain (loss) on
  security transactions                   (14,278)                 (2,681)                   489
 Net realized gain on
  distributions                            77,011                   3,009                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (3,611,689)               (638,922)                    --
                                    -------------            ------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (3,253,580)               (637,481)               501,061
                                    -------------            ------------       ----------------
UNIT TRANSACTIONS:
 Purchases                              9,853,675               1,196,246            152,541,065
 Net transfers                          5,620,400               1,816,326          1,365,944,639
 Surrenders for benefit
  payments and fees                      (181,566)                (26,037)          (517,794,511)
 Net annuity transactions                      --                      --                 37,633
                                    -------------            ------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    15,292,509               2,986,535          1,000,728,826
                                    -------------            ------------       ----------------
 Net increase (decrease) in
  net assets                           12,038,929               2,349,054          1,001,229,887
NET ASSETS:
 Beginning of year                             --                      --            645,114,862
                                    -------------            ------------       ----------------
 End of year                          $12,038,929              $2,349,054         $1,646,344,749
                                    =============            ============       ================

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                       HARTFORD                HARTFORD
                                    SMALL COMPANY          SMALLCAP GROWTH
                                       HLS FUND                HLS FUND
                                   SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(25,241)                $(2,742)
 Net realized gain (loss) on
  security transactions                    (3,144)                (13,834)
 Net realized gain on
  distributions                             2,944                   1,641
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,798,281)               (295,509)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (1,823,722)               (310,444)
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              4,877,936               1,002,738
 Net transfers                          2,965,384                 792,330
 Surrenders for benefit
  payments and fees                       (16,276)                 (5,415)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     7,827,044               1,789,653
                                     ------------            ------------
 Net increase (decrease) in
  net assets                            6,003,322               1,479,209
NET ASSETS:
 Beginning of year                             --                      --
                                     ------------            ------------
 End of year                           $6,003,322              $1,479,209
                                     ============            ============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              HARTFORD                                         HARTFORD
                                      HARTFORD             U.S. GOVERNMENT             HARTFORD                 VALUE
                                       STOCK                 SECURITIES                 VALUE               OPPORTUNITIES
                                      HLS FUND                HLS FUND                 HLS FUND                HLS FUND
                                  SUB-ACCOUNT (A)          SUB-ACCOUNT (A)         SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $15,750                 $944,120                 $57,979                 $32,053
 Net realized gain (loss) on
  security transactions                  (49,931)                  (2,849)                (85,213)                 (6,367)
 Net realized gain on
  distributions                            1,959                       --                  62,880                     575
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (274,779)              (1,137,029)               (820,050)               (382,856)
                                    ------------            -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (307,001)                (195,758)               (784,404)               (356,595)
                                    ------------            -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               786,570               14,965,754               3,322,234                 888,188
 Net transfers                           306,708               13,695,061                 942,542               1,126,503
 Surrenders for benefit
  payments and fees                       (4,850)                (282,874)                (29,231)                 (8,045)
 Net annuity transactions                     --                       --                      --                      --
                                    ------------            -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,088,428               28,377,941               4,235,545               2,006,646
                                    ------------            -------------            ------------            ------------
 Net increase (decrease) in
  net assets                             781,427               28,182,183               3,451,141               1,650,051
NET ASSETS:
 Beginning of year                            --                       --                      --                      --
                                    ------------            -------------            ------------            ------------
 End of year                            $781,427              $28,182,183              $3,451,141              $1,650,051
                                    ============            =============            ============            ============

                                      HARTFORD                                      AMERICAN FUNDS
                                       EQUITY              AMERICAN FUNDS          BLUE CHIP INCOME
                                       INCOME             ASSET ALLOCATION            AND GROWTH
                                      HLS FUND                HLS FUND                 HLS FUND
                                  SUB-ACCOUNT (A)          SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $52,702                $(119,747)                $(53,538)
 Net realized gain (loss) on
  security transactions                   (3,599)                 (14,434)                 (45,975)
 Net realized gain on
  distributions                            6,349                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (221,963)              (3,808,069)              (1,999,630)
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (166,511)              (3,942,250)              (2,099,143)
                                    ------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                             1,040,794               15,138,114                8,527,844
 Net transfers                           987,267               10,559,766                4,337,390
 Surrenders for benefit
  payments and fees                       (6,685)                (275,940)                 (92,284)
 Net annuity transactions                     --                    2,868                       --
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,021,376               25,424,808               12,772,950
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets                           1,854,865               21,482,558               10,673,807
NET ASSETS:
 Beginning of year                            --                       --                       --
                                    ------------            -------------            -------------
 End of year                          $1,854,865              $21,482,558              $10,673,807
                                    ============            =============            =============

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS           AMERICAN FUNDS
                                         BOND                  GLOBAL BOND
                                       HLS FUND                 HLS FUND
                                    SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(260,714)               $(104,167)
 Net realized gain (loss) on
  security transactions                    (67,226)                 (32,589)
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (2,310,671)                 449,697
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (2,638,611)                 312,941
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                              32,291,029               12,582,733
 Net transfers                          24,976,390                6,982,545
 Surrenders for benefit
  payments and fees                     (1,113,377)                (312,650)
 Net annuity transactions                   71,453                       --
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     56,225,495               19,252,628
                                     -------------            -------------
 Net increase (decrease) in
  net assets                            53,586,884               19,565,569
NET ASSETS:
 Beginning of year                              --                       --
                                     -------------            -------------
 End of year                           $53,586,884              $19,565,569
                                     =============            =============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS                                    AMERICAN FUNDS
                                    GLOBAL GROWTH            AMERICAN FUNDS            GLOBAL SMALL             AMERICAN FUNDS
                                      AND INCOME              GLOBAL GROWTH           CAPITALIZATION                GROWTH
                                       HLS FUND                 HLS FUND                 HLS FUND                  HLS FUND
                                   SUB-ACCOUNT (A)           SUB-ACCOUNT (A)          SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(209,702)                $(98,303)                $(90,127)                 $661,179
 Net realized gain (loss) on
  security transactions                    (31,105)                  (8,659)                 (14,308)                 (143,745)
 Net realized gain on
  distributions                                 --                       --                       --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (10,050,615)              (4,244,309)              (6,602,681)              (34,175,982)
                                    --------------            -------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (10,291,422)              (4,351,271)              (6,707,116)              (33,658,548)
                                    --------------            -------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                              25,787,825               12,387,679               14,220,207                83,953,493
 Net transfers                          21,934,337                5,679,102                9,618,460                53,963,097
 Surrenders for benefit
  payments and fees                       (321,214)                 (97,697)                (184,524)               (1,421,997)
 Net annuity transactions                    3,478                       --                   28,650                    77,010
                                    --------------            -------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     47,404,426               17,969,084               23,682,793               136,571,603
                                    --------------            -------------            -------------            --------------
 Net increase (decrease) in
  net assets                            37,113,004               13,617,813               16,975,677               102,913,055
NET ASSETS:
 Beginning of year                              --                       --                       --                        --
                                    --------------            -------------            -------------            --------------
 End of year                           $37,113,004              $13,617,813              $16,975,677              $102,913,055
                                    ==============            =============            =============            ==============


                                    AMERICAN FUNDS            AMERICAN FUNDS           AMERICAN FUNDS
                                    GROWTH-INCOME             INTERNATIONAL               NEW WORLD
                                       HLS FUND                  HLS FUND                 HLS FUND
                                   SUB-ACCOUNT (A)           SUB-ACCOUNT (A)           SUB-ACCOUNT (A)
-----------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $644,441                 $(339,971)               $(123,812)
 Net realized gain (loss) on
  security transactions                    (99,470)                  (16,962)                 (54,071
 Net realized gain on
  distributions                                 --                        --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (15,547,197)              (15,876,273)              (6,311,128)
                                    --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (15,002,226)              (16,233,206)              (6,489,011)
                                    --------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                              45,172,874                48,144,682               16,849,073
 Net transfers                          31,094,439                35,272,902               10,503,287
 Surrenders for benefit
  payments and fees                       (655,166)                 (777,059)                (400,455)
 Net annuity transactions                   77,087                    42,957                       --
                                    --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     75,689,234                82,683,482               26,951,905
                                    --------------            --------------            -------------
 Net increase (decrease) in
  net assets                            60,687,008                66,450,276               20,462,894
NET ASSETS:
 Beginning of year                              --                        --                       --
                                    --------------            --------------            -------------
 End of year                           $60,687,008               $66,450,276              $20,462,894
                                    ==============            ==============            =============

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                     LORD ABBETT              LORD ABBETT
                                   AMERICA'S VALUE          BOND-DEBENTURE
                                      PORTFOLIO                PORTFOLIO
                                   SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $131,137               $1,763,224
 Net realized gain (loss) on
  security transactions                      (215)                  (6,078)
 Net realized gain on
  distributions                            86,110                   71,933
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (508,574)              (4,543,960)
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (291,542)              (2,714,881)
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                              1,555,149               15,784,251
 Net transfers                          2,280,701               13,057,604
 Surrenders for benefit
  payments and fees                       (78,107)                (301,211)
 Net annuity transactions                      --                       --
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     3,757,743               28,540,644
                                     ------------            -------------
 Net increase (decrease) in
  net assets                            3,466,201               25,825,763
NET ASSETS:
 Beginning of year                             --                       --
                                     ------------            -------------
 End of year                           $3,466,201              $25,825,763
                                     ============            =============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     LORD ABBETT
                                      GROWTH &
                                       INCOME              MFS CORE                 MFS GROWTH           MFS GLOBAL
                                      PORTFOLIO         EQUITY SERIES                 SERIES           EQUITY SERIES
                                   SUB-ACCOUNT (A)       SUB-ACCOUNT             SUB-ACCOUNT (C)        SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $106,419            $(277,607)                $(935,375)           $(232,458)
 Net realized gain (loss) on
  security transactions                    (5,108)          (1,970,029)               (3,834,854)            (715,444)
 Net realized gain on
  distributions                            32,972                   --                        --            2,862,518
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,598,587)         (13,142,604)              (22,539,511)         (14,928,081)
                                    -------------       --------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (1,464,304)         (15,390,240)              (27,309,740)         (13,013,465)
                                    -------------       --------------            --------------       --------------
UNIT TRANSACTIONS:
 Purchases                              4,167,794              208,268                 2,750,638              944,108
 Net transfers                          4,432,167           (2,810,334)                3,549,017           (3,381,473)
 Surrenders for benefit
  payments and fees                       (68,991)          (5,193,816)               (7,659,297)          (2,999,087)
 Net annuity transactions                      --                  423                    (1,675)              (5,656)
                                    -------------       --------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     8,530,970           (7,795,459)               (1,361,317)          (5,442,108)
                                    -------------       --------------            --------------       --------------
 Net increase (decrease) in
  net assets                            7,066,666          (23,185,699)              (28,671,057)         (18,455,573)
NET ASSETS:
 Beginning of year                             --           43,479,094                70,257,927           39,807,568
                                    -------------       --------------            --------------       --------------
 End of year                           $7,066,666          $20,293,395               $41,586,870          $21,351,995
                                    =============       ==============            ==============       ==============


                                                    MFS INVESTORS
                                  MFS HIGH              GROWTH            MFS INVESTORS
                               INCOME SERIES         STOCK SERIES         TRUST SERIES
                                SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $13,187,431            $(832,204)          $(4,470,084)
 Net realized gain (loss) on
  security transactions            (4,089,200)            (784,450)           (4,599,579)
 Net realized gain on
  distributions                            --            3,569,725            31,251,603
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (62,309,702)         (34,199,670)         (200,868,397)
                               --------------       --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (53,211,471)         (32,246,599)         (178,686,457)
                               --------------       --------------       ---------------
UNIT TRANSACTIONS:
 Purchases                          3,610,025              629,933            16,930,539
 Net transfers                     (4,018,463)          (6,908,624)           11,120,104
 Surrenders for benefit
  payments and fees               (21,074,831)          (9,486,354)          (48,413,452)
 Net annuity transactions               8,342              (38,307)                3,268
                               --------------       --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (21,474,927)         (15,803,352)          (20,359,541)
                               --------------       --------------       ---------------
 Net increase (decrease) in
  net assets                      (74,686,398)         (48,049,951)         (199,045,998)
NET ASSETS:
 Beginning of year                204,654,314           96,218,603           524,881,724
                               --------------       --------------       ---------------
 End of year                     $129,967,916          $48,168,652          $325,835,726
                               ==============       ==============       ===============

(a)  From inception May 1, 2008 to December 31, 2008.

(c)  Formerly MFS Emerging Growth Series. Change effective May 1, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                 MFS MID CAP                  MFS NEW
                                GROWTH SERIES            DISCOVERY SERIES
                                 SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(1,879,275)               $(4,735,187)
 Net realized gain (loss) on
  security transactions             (1,724,878)                (4,222,284)
 Net realized gain on
  distributions                     13,637,605                 52,338,855
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (74,955,398)              (168,003,432)
                                --------------            ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (64,921,946)              (124,622,048)
                                --------------            ---------------
UNIT TRANSACTIONS:
 Purchases                           1,839,382                  4,081,416
 Net transfers                      (2,728,042)                 4,109,935
 Surrenders for benefit
  payments and fees                (11,785,833)               (24,323,753)
 Net annuity transactions               (9,811)                   (10,215)
                                --------------            ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (12,684,304)               (16,142,617)
                                --------------            ---------------
 Net increase (decrease) in
  net assets                       (77,606,250)              (140,764,665)
NET ASSETS:
 Beginning of year                 132,768,469                314,820,241
                                --------------            ---------------
 End of year                       $55,162,219               $174,055,576
                                ==============            ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  MFS TOTAL              MFS VALUE           MFS RESEARCH              MFS RESEARCH
                                RETURN SERIES             SERIES             BOND SERIES           INTERNATIONAL SERIES
                                 SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $18,503,953           $(1,425,574)          $1,435,428                 $(672,036)
 Net realized gain (loss) on
  security transactions             (17,704,444)           (3,201,201)            (530,750)               (1,509,091)
 Net realized gain on
  distributions                      82,284,071            10,849,445                   --                 2,479,360
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (426,676,736)         (115,859,826)          (6,493,585)              (35,428,685)
                               ----------------       ---------------       --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (343,593,156)         (109,637,156)          (5,588,907)              (35,130,452)
                               ----------------       ---------------       --------------            --------------
UNIT TRANSACTIONS:
 Purchases                           45,281,771            38,487,843           11,749,918                 7,226,896
 Net transfers                      (65,568,546)           63,992,318           45,651,757                25,325,137
 Surrenders for benefit
  payments and fees                (137,572,230)          (23,096,762)         (14,551,171)               (6,636,424)
 Net annuity transactions               (38,160)                9,770              (38,058)                       --
                               ----------------       ---------------       --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (157,897,165)           79,393,169           42,812,446                25,915,609
                               ----------------       ---------------       --------------            --------------
 Net increase (decrease) in
  net assets                       (501,490,321)          (30,243,987)          37,223,539                (9,214,843)
NET ASSETS:
 Beginning of year                1,538,111,158           274,984,652           89,627,222                59,047,011
                               ----------------       ---------------       --------------            --------------
 End of year                     $1,036,620,837          $244,740,665         $126,850,761               $49,832,168
                               ================       ===============       ==============            ==============

                                                          BLACKROCK                BLACKROCK
                                MFS RESEARCH                GLOBAL                 LARGE CAP
                                   SERIES              GROWTH V.I. FUND        GROWTH V.I. FUND
                                SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(358,343)               $(18,072)                $(23,765)
 Net realized gain (loss) on
  security transactions            (1,090,300)                 20,476                   31,608
 Net realized gain on
  distributions                            --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (13,679,938)               (731,644)                (821,487)
                               --------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (15,128,581)               (729,240)                (813,644)
                               --------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                          4,288,934                     363                    1,843
 Net transfers                     (5,427,094)                 36,233                  (64,274)
 Surrenders for benefit
  payments and fees                (1,838,812)               (102,792)                (201,364)
 Net annuity transactions                  --                      --                       --
                               --------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (2,976,972)                (66,196)                (263,795)
                               --------------            ------------            -------------
 Net increase (decrease) in
  net assets                      (18,105,553)               (795,436)              (1,077,439)
NET ASSETS:
 Beginning of year                 42,766,780               1,542,262                2,158,102
                               --------------            ------------            -------------
 End of year                      $24,661,227                $746,826               $1,080,663
                               ==============            ============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                    VAN KAMPEN --           VAN KAMPEN --
                                  UIF INTERNATIONAL          UIF MID CAP
                                    GROWTH EQUITY              GROWTH
                                      PORTFOLIO               PORTFOLIO
                                     SUB-ACCOUNT           SUB-ACCOUNT (A)
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(11,426)                $(34,026)
 Net realized gain (loss) on
  security transactions                  (18,792)                 (12,601)
 Net realized gain on
  distributions                            1,581                  636,081
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (368,283)              (3,935,270)
                                     -----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (396,920)              (3,345,816)
                                     -----------            -------------
UNIT TRANSACTIONS:
 Purchases                                37,525                7,686,527
 Net transfers                           (15,653)               5,842,352
 Surrenders for benefit
  payments and fees                       (6,403)                (104,906)
 Net annuity transactions                     --                       --
                                     -----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       15,469               13,423,973
                                     -----------            -------------
 Net increase (decrease) in
  net assets                            (381,451)              10,078,157
NET ASSETS:
 Beginning of year                       779,947                       --
                                     -----------            -------------
 End of year                            $398,496              $10,078,157
                                     ===========            =============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   VAN KAMPEN --                               MORGAN STANLEY --      MORGAN STANLEY --
                                      UIF U.S.          MORGAN STANLEY --           CAPITAL                MID CAP
                                   MID CAP VALUE           FOCUS GROWTH          OPPORTUNITIES              GROWTH
                                     PORTFOLIO              PORTFOLIO              PORTFOLIO              PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT (D)
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(42,989)             $(12,366)               $(56,906)              $(7,891)
 Net realized gain (loss) on
  security transactions                   (20,311)              (21,384)                (30,658)              (10,098)
 Net realized gain on
  distributions                         1,202,728                    --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (3,767,213)             (513,891)             (1,967,825)             (370,759)
                                   --------------          ------------          --------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (2,627,785)             (547,641)             (2,055,389)             (388,748)
                                   --------------          ------------          --------------          ------------
UNIT TRANSACTIONS:
 Purchases                              3,045,755               142,628                 212,023                72,372
 Net transfers                          2,971,394               125,497                 654,967               120,577
 Surrenders for benefit
  payments and fees                      (176,339)              (20,728)               (141,098)              (26,284)
 Net annuity transactions                      --                    --                      --                    --
                                   --------------          ------------          --------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     5,840,810               247,397                 725,892               166,665
                                   --------------          ------------          --------------          ------------
 Net increase (decrease) in
  net assets                            3,213,025              (300,244)             (1,329,497)             (222,083)
NET ASSETS:
 Beginning of year                      3,267,435               810,822               3,599,010               651,659
                                   --------------          ------------          --------------          ------------
 End of year                           $6,480,460              $510,578              $2,269,513              $429,576
                                   ==============          ============          ==============          ============

                                                      MORGAN STANLEY --
                                MORGAN STANLEY --          DIVIDEND         MORGAN STANLEY --
                                 FLEXIBLE INCOME            GROWTH            GLOBAL EQUITY
                                    PORTFOLIO             PORTFOLIO             PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $3,616               $(3,989)              $(5,887)
 Net realized gain (loss) on
  security transactions                 (33,701)              (16,875)              (31,451)
 Net realized gain on
  distributions                              --                    --                41,258
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (184,363)             (113,342)             (348,380)
                                   ------------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (214,448)             (134,206)             (344,460)
                                   ------------          ------------          ------------
UNIT TRANSACTIONS:
 Purchases                               34,182                11,100                88,736
 Net transfers                          (72,598)             (123,263)               63,997
 Surrenders for benefit
  payments and fees                     (20,677)               (5,682)              (14,763)
 Net annuity transactions                    --                    --                    --
                                   ------------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (59,093)             (117,845)              137,970
                                   ------------          ------------          ------------
 Net increase (decrease) in
  net assets                           (273,541)             (252,051)             (206,490)
NET ASSETS:
 Beginning of year                      884,903               442,520               604,421
                                   ------------          ------------          ------------
 End of year                           $611,362              $190,469              $397,931
                                   ============          ============          ============

(d) Formerly Developing Growth. Change effective May 1, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                     OPPENHEIMER
                                       CAPITAL                OPPENHEIMER
                                     APPRECIATION          GLOBAL SECURITIES
                                       FUND/VA                  FUND/VA
                                   SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(5,592)                $(77,086)
 Net realized gain (loss) on
  security transactions                    (4,376)                  (6,076)
 Net realized gain on
  distributions                                --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (364,116)              (3,622,609)
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (374,084)              (3,705,771)
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                842,621                9,520,398
 Net transfers                            623,425               10,145,227
 Surrenders for benefit
  payments and fees                       (34,820)                (205,366)
 Net annuity transactions                      --                       --
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,431,226               19,460,259
                                     ------------            -------------
 Net increase (decrease) in
  net assets                            1,057,142               15,754,488
NET ASSETS:
 Beginning of year                             --                       --
                                     ------------            -------------
 End of year                           $1,057,142              $15,754,488
                                     ============            =============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             OPPENHEIMER
                                    OPPENHEIMER              MAIN STREET             OPPENHEIMER               PUTNAM VT
                                    MAIN STREET               SMALL CAP                 VALUE                 DIVERSIFIED
                                      FUND/VA                  FUND/VA                 FUND/VA                INCOME FUND
                                  SUB-ACCOUNT (A)          SUB-ACCOUNT (A)         SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(4,603)                $(50,844)                $(3,469)               $(171,294)
 Net realized gain (loss) on
  security transactions                   (3,469)                  (6,492)                (33,239)                 (80,305)
 Net realized gain on
  distributions                               --                       --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (230,423)              (2,539,148)               (162,048)              (7,278,312)
                                    ------------            -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (238,495)              (2,596,484)               (198,756)              (7,529,911)
                                    ------------            -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                               740,815                7,007,557                 495,953               28,425,206
 Net transfers                           510,620                6,521,806                 804,929               10,029,953
 Surrenders for benefit
  payments and fees                      (11,462)                (158,653)                (16,776)                (533,779)
 Net annuity transactions                     --                       --                      --                       --
                                    ------------            -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,239,973               13,370,710               1,284,106               37,921,380
                                    ------------            -------------            ------------            -------------
 Net increase (decrease) in
  net assets                           1,001,478               10,774,226               1,085,350               30,391,469
NET ASSETS:
 Beginning of year                            --                       --                      --                       --
                                    ------------            -------------            ------------            -------------
 End of year                          $1,001,478              $10,774,226              $1,085,350              $30,391,469
                                    ============            =============            ============            =============

                                                             PUTNAM VT
                                     PUTNAM VT             INTERNATIONAL            PUTNAM VT
                                    GLOBAL ASSET            GROWTH AND            INTERNATIONAL
                                  ALLOCATION FUND           INCOME FUND            EQUITY FUND
                                  SUB-ACCOUNT (A)         SUB-ACCOUNT (A)        SUB-ACCOUNT (A)
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(9,697)               $(2,751)                $(4,991)
 Net realized gain (loss) on
  security transactions                  (34,047)                   289                 (10,836)
 Net realized gain on
  distributions                               --                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (425,076)              (156,221)               (259,272)
                                    ------------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (468,820)              (158,683)               (275,099)
                                    ------------            -----------            ------------
UNIT TRANSACTIONS:
 Purchases                             2,388,595                367,589                 709,189
 Net transfers                           439,669                465,806                 393,290
 Surrenders for benefit
  payments and fees                      (37,408)                  (262)                 (8,654
 Net annuity transactions                     --                     --                      --
                                    ------------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,790,856                833,133               1,093,825
                                    ------------            -----------            ------------
 Net increase (decrease) in
  net assets                           2,322,036                674,450                 818,726
NET ASSETS:
 Beginning of year                            --                     --                      --
                                    ------------            -----------            ------------
 End of year                          $2,322,036               $674,450                $818,726
                                    ============            ===========            ============

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                      PUTNAM VT           JENNISON 20/20
                                      SMALL CAP                FOCUS
                                        VALUE                PORTFOLIO
                                   SUB-ACCOUNT (A)          SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(3,706)              $(10,186)
 Net realized gain (loss) on
  security transactions                  (11,310)                  (939)
 Net realized gain on
  distributions                               --                 34,819
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (150,663)              (280,131)
                                     -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (165,679)              (256,437)
                                     -----------            -----------
UNIT TRANSACTIONS:
 Purchases                               507,479                    120
 Net transfers                           302,226                 65,568
 Surrenders for benefit
  payments and fees                       (1,832)               (59,412)
 Net annuity transactions                     --                     --
                                     -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      807,873                  6,276
                                     -----------            -----------
 Net increase (decrease) in
  net assets                             642,194               (250,161)
NET ASSETS:
 Beginning of year                            --                630,577
                                     -----------            -----------
 End of year                            $642,194               $380,416
                                     ===========            ===========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                            PRUDENTIAL          VAN KAMPEN --
                                                       PRUDENTIAL             SERIES             UIF GROWTH
                                    JENNISON              VALUE           INTERNATIONAL          AND INCOME
                                   PORTFOLIO            PORTFOLIO             GROWTH              PORTFOLIO
                                  SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT (E)         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(2,511)             $(1,496)            $ --                  $(46,316)
 Net realized gain (loss) on
  security transactions                  (825)              (1,821)              --                  (205,896)
 Net realized gain on
  distributions                            --               74,286               --                   379,043
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (54,227)            (253,913)              --                (6,681,795)
                                   ----------          -----------             ----             -------------
 Net increase (decrease) in
  net assets resulting from
  operations                          (57,563)            (182,944)              --                (6,554,964)
                                   ----------          -----------             ----             -------------
UNIT TRANSACTIONS:
 Purchases                                 --                   60               --                 6,466,262
 Net transfers                             26                6,624               --                13,554,478
 Surrenders for benefit
  payments and fees                    (7,458)              (2,980)              --                  (601,644)
 Net annuity transactions                  --                   --               --                        --
                                   ----------          -----------             ----             -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (7,432)               3,704               --                19,419,096
                                   ----------          -----------             ----             -------------
 Net increase (decrease) in
  net assets                          (64,995)            (179,240)              --                12,864,132
NET ASSETS:
 Beginning of year                    153,002              416,338               --                11,757,904
                                   ----------          -----------             ----             -------------
 End of year                          $88,007             $237,098             $ --               $24,622,036
                                   ==========          ===========             ====             =============

                                                           WELLS FARGO            WELLS FARGO
                                   VAN KAMPEN --          ADVANTAGE VT           ADVANTAGE VT
                                   UIF COMSTOCK               ASSET              TOTAL RETURN
                                     PORTFOLIO           ALLOCATION FUND           BOND FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $18,286                 $5,827               $208,213
 Net realized gain (loss) on
  security transactions                 (136,153)                 6,089                (19,733)
 Net realized gain on
  distributions                          186,674                112,920                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (1,570,715)              (637,766)              (183,502)
                                   -------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                          (1,501,908)              (512,930)                 4,978
                                   -------------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                               263,729                     --                209,062
 Net transfers                           (34,168)                (3,407)               188,331
 Surrenders for benefit
  payments and fees                     (242,652)              (512,569)            (1,105,885)
 Net annuity transactions                     --                     --                     --
                                   -------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (13,091)              (515,976)              (708,492)
                                   -------------          -------------          -------------
 Net increase (decrease) in
  net assets                          (1,514,999)            (1,028,906)              (703,514)
NET ASSETS:
 Beginning of year                     3,997,505              2,145,075              7,485,802
                                   -------------          -------------          -------------
 End of year                          $2,482,506             $1,116,169             $6,782,288
                                   =============          =============          =============

(e)  Sub-Account option not funded at December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                      WELLS FARGO             WELLS FARGO
                                     ADVANTAGE VT             ADVANTAGE VT
                                        EQUITY               C&B LARGE CAP
                                      INCOME FUND              VALUE FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $1,739                 $(3,344)
 Net realized gain (loss) on
  security transactions                    (79,705)                (51,428)
 Net realized gain on
  distributions                            429,495                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,533,844)               (595,378)
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (1,182,315)               (650,150)
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  22,925                 226,640
 Net transfers                             (56,448)                464,263
 Surrenders for benefit
  payments and fees                       (330,036)               (116,289)
 Net annuity transactions                       --                      --
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (363,559)                574,614
                                     -------------            ------------
 Net increase (decrease) in
  net assets                            (1,545,874)                (75,536)
NET ASSETS:
 Beginning of year                       3,311,325               1,264,708
                                     -------------            ------------
 End of year                            $1,765,451              $1,189,172
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    WELLS FARGO             WELLS FARGO              WELLS FARGO             WELLS FARGO
                                   ADVANTAGE VT            ADVANTAGE VT             ADVANTAGE VT             ADVANTAGE VT
                                   LARGE COMPANY           INTERNATIONAL            LARGE COMPANY               MONEY
                                     CORE FUND               CORE FUND               GROWTH FUND             MARKET FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,063)                  $4,313                 $(47,253)                 $9,338
 Net realized gain (loss) on
  security transactions                 (16,522)                 (27,792)                 (66,522)                     --
 Net realized gain on
  distributions                              --                  497,726                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (52,315)              (1,799,408)              (1,280,788)                   (465)
                                    -----------            -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (69,900)              (1,325,161)              (1,394,563)                  8,873
                                    -----------            -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                    4                   13,287                    9,345                      --
 Net transfers                         (170,238)                 100,571                 (142,221)              3,437,264
 Surrenders for benefit
  payments and fees                     (23,622)                (220,512)                (349,550)               (774,098)
 Net annuity transactions                    --                       --                       --                      --
                                    -----------            -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (193,856)                (106,654)                (482,426)              2,663,166
                                    -----------            -------------            -------------            ------------
 Net increase (decrease) in
  net assets                           (263,756)              (1,431,815)              (1,876,989)              2,672,039
NET ASSETS:
 Beginning of year                      336,762                3,107,713                3,702,563               3,310,153
                                    -----------            -------------            -------------            ------------
 End of year                            $73,006               $1,675,898               $1,825,574              $5,982,192
                                    ===========            =============            =============            ============

                                     WELLS FARGO                                    WELLS FARGO
                                    ADVANTAGE VT             WELLS FARGO           ADVANTAGE VT           WELLS FARGO
                                      SMALL CAP             ADVANTAGE VT           SMALL/MID CAP          ADVANTAGE VT
                                     GROWTH FUND           DISCOVERY FUND           VALUE FUND          OPPORTUNITY FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(57,507)              $(22,075)              $(13,654)                 $702
 Net realized gain (loss) on
  security transactions                   (38,367)               (19,873)               (15,577)              (19,156)
 Net realized gain on
  distributions                           906,657                     --                151,108                34,384
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (2,414,168)              (628,303)              (503,745)              (96,253)
                                    -------------            -----------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (1,603,385)              (670,251)              (381,868)              (80,323)
                                    -------------            -----------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                114,897                  9,269                  8,728                    --
 Net transfers                            556,754                843,454                 88,759               147,771
 Surrenders for benefit
  payments and fees                      (304,768)               (55,070)               (23,887)               (4,537)
 Net annuity transactions                      --                     --                     --                    --
                                    -------------            -----------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       366,883                797,653                 73,600               143,234
                                    -------------            -----------            -----------            ----------
 Net increase (decrease) in
  net assets                           (1,236,502)               127,402               (308,268)               62,911
NET ASSETS:
 Beginning of year                      3,508,436                807,953                876,782                54,346
                                    -------------            -----------            -----------            ----------
 End of year                           $2,271,934               $935,355               $568,514              $117,257
                                    =============            ===========            ===========            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                   AIM V.I.                  AIM V.I.
                                    BASIC                    CAPITAL
                                  VALUE FUND            APPRECIATION FUND
                                 SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(3,485,754)              $(2,160,312)
 Net realized gain (loss) on
  security transactions             12,379,431                 2,142,646
 Net realized gain on
  distributions                     13,519,881                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (22,291,140)               10,213,085
                                --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           122,418                10,195,419
                                --------------            --------------
UNIT TRANSACTIONS:
 Purchases                          12,569,626                 6,101,505
 Net transfers                     (23,986,907)               (3,045,460)
 Surrenders for benefit
  payments and fees                (30,786,750)              (14,625,309)
 Net annuity transactions               82,798                    59,801
                                --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (42,121,233)              (11,509,463)
                                --------------            --------------
 Net increase (decrease) in
  net assets                       (41,998,815)               (1,314,044)
NET ASSETS:
 Beginning of year                 275,445,860               117,360,069
                                --------------            --------------
 End of year                      $233,447,045              $116,046,025
                                ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  AIM V.I.                  AIM V.I.             AIM V.I.             AIM V.I.
                                    CORE                   GOVERNMENT         INTERNATIONAL         MID CAP CORE
                                EQUITY FUND             SECURITIES FUND        GROWTH FUND          EQUITY FUND
                                SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(3,074,799)              $17,673,534          $(1,998,612)         $(6,622,923)
 Net realized gain (loss) on
  security transactions             6,403,776                    74,323              221,106            5,917,988
 Net realized gain on
  distributions                            --                        --                   --            5,668,993
 Net unrealized appreciation
  (depreciation) of
  investments during the year      18,174,798                13,331,907           16,505,105           23,071,586
                               --------------            --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       21,503,775                31,079,764           14,727,599           28,035,644
                               --------------            --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                          8,173,565               118,031,004           66,016,983           24,800,715
 Net transfers                    (22,262,060)               93,479,563           54,482,729            2,893,857
 Surrenders for benefit
  payments and fees               (30,489,552)              (60,488,637)         (11,945,647)         (40,940,962)
 Net annuity transactions              65,965                   161,816              129,666               81,920
                               --------------            --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (44,512,082)              151,183,746          108,683,731          (13,164,470)
                               --------------            --------------       --------------       --------------
 Net increase (decrease) in
  net assets                      (23,008,307)              182,263,510          123,411,330           14,871,174
NET ASSETS:
 Beginning of year                362,567,487               601,384,982          102,350,720          376,501,936
                               --------------            --------------       --------------       --------------
 End of year                     $339,559,180              $783,648,492         $225,762,050         $391,373,110
                               ==============            ==============       ==============       ==============

                                  AIM V.I.            AIM V.I.                AIM V.I.
                                 SMALL CAP            LARGE CAP                CAPITAL
                                EQUITY FUND          GROWTH FUND          DEVELOPMENT FUND
                                SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT (A)
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(1,578,832)          $(983,956)                $(155)
 Net realized gain (loss) on
  security transactions                15,571             904,669                (2,467)
 Net realized gain on
  distributions                     3,065,634                  --                 6,479
 Net unrealized appreciation
  (depreciation) of
  investments during the year          56,372           6,730,160                (3,499)
                               --------------       -------------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                        1,558,745           6,650,873                   358
                               --------------       -------------             ---------
UNIT TRANSACTIONS:
 Purchases                         30,679,857           3,033,964                 8,625
 Net transfers                     14,960,292           4,254,797                64,353
 Surrenders for benefit
  payments and fees                (6,840,056)         (5,737,945)               (1,443)
 Net annuity transactions              (2,334)             (1,931)                   --
                               --------------       -------------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                38,797,759           1,548,885                71,535
                               --------------       -------------             ---------
 Net increase (decrease) in
  net assets                       40,356,504           8,199,758                71,893
NET ASSETS:
 Beginning of year                 70,828,515          51,663,544                    --
                               --------------       -------------             ---------
 End of year                     $111,185,019         $59,863,302               $71,893
                               ==============       =============             =========

(a)  From inception, November 12, 2007 to December 31, 2007.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              AMERICAN FUNDS
                                    AMERICAN FUNDS                GLOBAL
                                        GLOBAL                  GROWTH AND
                                       BOND FUND               INCOME FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,522,903                $2,582,918
 Net realized gain (loss) on
  security transactions                     19,201                   (42,340)
 Net realized gain on
  distributions                                 --                18,217,851
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,261,676                15,626,762
                                     -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,803,780                36,385,191
                                     -------------            --------------
UNIT TRANSACTIONS:
 Purchases                              21,060,985               180,698,905
 Net transfers                          54,506,741               186,242,144
 Surrenders for benefit
  payments and fees                     (2,587,846)              (18,137,698)
 Net annuity transactions                   32,073                   131,911
                                     -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     73,011,953               348,935,262
                                     -------------            --------------
 Net increase (decrease) in
  net assets                            75,815,733               385,320,453
NET ASSETS:
 Beginning of year                       8,034,662               209,513,510
                                     -------------            --------------
 End of year                           $83,850,395              $594,833,963
                                     =============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                       AMERICAN FUNDS
                                AMERICAN FUNDS           BLUE CHIP                                       AMERICAN FUNDS
                                    ASSET                INCOME AND           AMERICAN FUNDS                 GLOBAL
                               ALLOCATION FUND          GROWTH FUND             BOND FUND                 GROWTH FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT                SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $8,966,524            $10,475,918            $70,103,641                $7,845,634
 Net realized gain (loss) on
  security transactions              18,360,226             26,182,204              1,545,335                15,692,080
 Net realized gain on
  distributions                      65,857,700             43,866,344                     --                31,836,893
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (4,327,921)           (74,994,862)           (54,422,607)               38,029,655
                               ----------------       ----------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                         88,856,529              5,529,604             17,226,369                93,404,262
                               ----------------       ----------------       ----------------            --------------
UNIT TRANSACTIONS:
 Purchases                          140,108,093             94,018,302             99,862,224                76,124,822
 Net transfers                       73,582,056            (19,419,192)           146,892,859                21,359,371
 Surrenders for benefit
  payments and fees                (185,172,324)          (135,146,446)          (120,414,933)              (70,437,814)
 Net annuity transactions               134,450                 48,811                 40,401                    53,278
                               ----------------       ----------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  28,652,275            (60,498,525)           126,380,551                27,099,657
                               ----------------       ----------------       ----------------            --------------
 Net increase (decrease) in
  net assets                        117,508,804            (54,968,921)           143,606,920               120,503,919
NET ASSETS:
 Beginning of year                1,884,925,434          1,385,772,705          1,099,303,682               719,421,075
                               ----------------       ----------------       ----------------            --------------
 End of year                     $2,002,434,238         $1,330,803,784         $1,242,910,602              $839,924,994
                               ================       ================       ================            ==============


                                AMERICAN FUNDS              AMERICAN FUNDS              AMERICAN FUNDS
                                 GROWTH FUND              GROWTH-INCOME FUND          INTERNATIONAL FUND
                                 SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(43,992,284)               $(10,242,962)                $(3,366,053)
 Net realized gain (loss) on
  security transactions              75,969,824                  64,424,315                  22,952,807
 Net realized gain on
  distributions                     296,855,336                 147,876,597                  61,815,411
 Net unrealized appreciation
  (depreciation) of
  investments during the year        87,902,270                 (64,307,657)                126,057,449
                               ----------------            ----------------            ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                        416,735,146                 137,750,293                 207,459,614
                               ----------------            ----------------            ----------------
UNIT TRANSACTIONS:
 Purchases                          466,759,159                 439,563,750                 139,178,445
 Net transfers                          527,203                  37,863,073                   9,397,135
 Surrenders for benefit
  payments and fees                (401,245,009)               (422,808,359)               (108,673,098)
 Net annuity transactions               236,187                      84,331                      79,913
                               ----------------            ----------------            ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  66,277,540                  54,702,795                  39,982,395
                               ----------------            ----------------            ----------------
 Net increase (decrease) in
  net assets                        483,012,686                 192,453,088                 247,442,009
NET ASSETS:
 Beginning of year                4,031,582,498               4,314,314,598               1,137,371,941
                               ----------------            ----------------            ----------------
 End of year                     $4,514,595,184              $4,506,767,686              $1,384,813,950
                               ================            ================            ================

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                               AMERICAN FUNDS
                                     AMERICAN FUNDS             GLOBAL SMALL
                                     NEW WORLD FUND         CAPITALIZATION FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $6,918,478                $6,873,726
 Net realized gain (loss) on
  security transactions                   2,986,011                 9,838,761
 Net realized gain on
  distributions                          28,364,928                46,005,686
 Net unrealized appreciation
  (depreciation) of
  investments during the year            78,626,946                35,747,741
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            116,896,363                98,465,914
                                     --------------            --------------
UNIT TRANSACTIONS:
 Purchases                               69,584,747                69,875,788
 Net transfers                           44,731,030                20,288,542
 Surrenders for benefit
  payments and fees                     (34,838,148)              (53,850,509)
 Net annuity transactions                    (5,154)                   (5,716)
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      79,472,475                36,308,105
                                     --------------            --------------
 Net increase (decrease) in
  net assets                            196,368,838               134,774,019
NET ASSETS:
 Beginning of year                      364,105,424               513,210,672
                                     --------------            --------------
 End of year                           $560,474,262              $647,984,691
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    FRANKLIN                                           FRANKLIN                 FRANKLIN
                                     RISING                 FRANKLIN                  LARGE CAP                  GLOBAL
                                   DIVIDENDS                 INCOME                     GROWTH                 REAL ESTATE
                                SECURITIES FUND         SECURITIES FUND            SECURITIES FUND           SECURITIES FUND
                                  SUB-ACCOUNT             SUB-ACCOUNT                SUB-ACCOUNT             SUB-ACCOUNT (B)
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $5,470,437             $37,965,826               $(2,613,827)                $202,105
 Net realized gain (loss) on
  security transactions                 3,495,250               5,939,541                 2,602,976                2,199,326
 Net realized gain on
  distributions                        14,502,343              15,245,447                 1,759,400                2,142,787
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (73,621,219)            (28,112,988)                8,121,955              (11,586,300)
                               ------------------      ------------------          ----------------          ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                          (50,153,189)             31,037,826                 9,870,504               (7,042,082)
                               ------------------      ------------------          ----------------          ---------------
UNIT TRANSACTIONS:
 Purchases                            215,997,328             474,365,207                22,854,102                   84,291
 Net transfers                         54,376,368             255,867,822                (5,655,972)              (3,367,490)
 Surrenders for benefit
  payments and fees                   (70,375,785)           (172,861,101)              (17,042,167)              (4,471,202)
 Net annuity transactions                 102,483                 869,172                    63,991                    7,911
                               ------------------      ------------------          ----------------          ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   200,100,394             558,241,100                   219,954               (7,746,490)
                               ------------------      ------------------          ----------------          ---------------
 Net increase (decrease) in
  net assets                          149,947,205             589,278,926                10,090,458              (14,788,572)
NET ASSETS:
 Beginning of year                    879,503,359           2,054,626,255               212,265,727               36,663,813
                               ------------------      ------------------          ----------------          ---------------
 End of year                       $1,029,450,564          $2,643,905,181              $222,356,185              $21,875,241
                               ==================      ==================          ================          ===============

                                       FRANKLIN               FRANKLIN                FRANKLIN
                                    SMALL-MID CAP             SMALL CAP              STRATEGIC
                                        GROWTH                  VALUE                  INCOME
                                   SECURITIES FUND         SECURITIES FUND        SECURITIES FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT (A)          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(7,286,452)               $(823)              $22,513,586
 Net realized gain (loss) on
  security transactions                   9,378,068                   26                   642,873
 Net realized gain on
  distributions                          28,535,333                   --                 1,908,014
 Net unrealized appreciation
  (depreciation) of
  investments during the year             2,360,921                  958                 2,401,769
                                   ----------------          -----------          ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                             32,987,870                  161                27,466,242
                                   ----------------          -----------          ----------------
UNIT TRANSACTIONS:
 Purchases                               37,371,231              472,247                75,682,169
 Net transfers                           (7,161,531)             248,949                82,194,669
 Surrenders for benefit
  payments and fees                     (40,855,706)              (1,371)              (63,236,779)
 Net annuity transactions                    28,953                   --                    70,534
                                   ----------------          -----------          ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (10,617,053)             719,825                94,710,593
                                   ----------------          -----------          ----------------
 Net increase (decrease) in
  net assets                             22,370,817              719,986               122,176,835
NET ASSETS:
 Beginning of year                      370,821,404                   --               601,673,026
                                   ----------------          -----------          ----------------
 End of year                           $393,192,221             $719,986              $723,849,861
                                   ================          ===========          ================

(a)  From inception, November 12, 2007 to December 31, 2007.

(b) Formerly Franklin Real Estate Fund. Change effective May 1, 2007.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              TEMPLETON
                                                              DEVELOPING
                                 MUTUAL SHARES                 MARKETS
                                SECURITIES FUND            SECURITIES FUND
                                  SUB-ACCOUNT                SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(7,527,218)               $1,543,515
 Net realized gain (loss) on
  security transactions               17,589,365                 4,401,546
 Net realized gain on
  distributions                       67,919,883                18,519,845
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (56,002,504)               33,364,764
                                ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                          21,979,526                57,829,670
                                ----------------            --------------
UNIT TRANSACTIONS:
 Purchases                           262,861,722                27,959,406
 Net transfers                       106,686,735                12,662,544
 Surrenders for benefit
  payments and fees                 (160,088,605)              (20,744,347)
 Net annuity transactions                124,249                    27,757
                                ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  209,584,101                19,905,360
                                ----------------            --------------
 Net increase (decrease) in
  net assets                         231,563,627                77,735,030
NET ASSETS:
 Beginning of year                 1,747,201,185               221,547,750
                                ----------------            --------------
 End of year                      $1,978,764,812              $299,282,780
                                ================            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      TEMPLETON                 TEMPLETON            TEMPLETON
                                       FOREIGN                GLOBAL ASSET             GROWTH                MUTUAL DISCOVERY
                                   SECURITIES FUND           ALLOCATION FUND      SECURITIES FUND            SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT                SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $827,760               $2,453,814            $(5,704,508)              $(2,264,387)
 Net realized gain (loss) on
  security transactions                 12,014,316                  177,350              4,962,253                   737,797
 Net realized gain on
  distributions                         33,669,939                3,522,136             46,236,071                 7,835,462
 Net unrealized appreciation
  (depreciation) of
  investments during the year           45,516,798               (4,923,068)           (44,152,963)               48,800,901
                                    --------------            -------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            92,028,813                1,230,232              1,340,853                55,109,773
                                    --------------            -------------       ----------------            --------------
UNIT TRANSACTIONS:
 Purchases                              60,544,586                   88,805            166,210,370               137,229,001
 Net transfers                         (24,488,524)                (214,769)            49,525,301                96,022,257
 Surrenders for benefit
  payments and fees                    (61,039,461)              (2,454,190)           (75,620,030)              (38,136,660)
 Net annuity transactions                  101,104                     (266)                45,851                   273,653
                                    --------------            -------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (24,882,295)              (2,580,420)           140,161,492               195,388,251
                                    --------------            -------------       ----------------            --------------
 Net increase (decrease) in
  net assets                            67,146,518               (1,350,188)           141,502,345               250,498,024
NET ASSETS:
 Beginning of year                     699,398,684               15,582,220            988,172,501               513,310,107
                                    --------------            -------------       ----------------            --------------
 End of year                          $766,545,202              $14,232,032         $1,129,674,846              $763,808,131
                                    ==============            =============       ================            ==============

                                      FRANKLIN                 FRANKLIN
                                      FLEX CAP                 LARGE CAP            HARTFORD
                                       GROWTH                    VALUE            MONEY MARKET
                                   SECURITIES FUND          SECURITIES FUND         HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(812,520)                 $35,127           $15,054,768
 Net realized gain (loss) on
  security transactions                   316,804                    1,113                    --
 Net realized gain on
  distributions                                --                   13,741                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           5,360,690                 (758,521)                   --
                                    -------------            -------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                            4,864,974                 (708,540)           15,054,768
                                    -------------            -------------       ---------------
UNIT TRANSACTIONS:
 Purchases                             11,226,134                9,042,361           141,940,510
 Net transfers                         12,526,736                4,056,747           453,038,257
 Surrenders for benefit
  payments and fees                    (2,479,884)              (1,576,892)         (341,311,221)
 Net annuity transactions                   3,020                       --               (71,010)
                                    -------------            -------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    21,276,006               11,522,216           253,596,536
                                    -------------            -------------       ---------------
 Net increase (decrease) in
  net assets                           26,140,980               10,813,676           268,651,304
NET ASSETS:
 Beginning of year                     34,505,029               17,918,396           376,463,558
                                    -------------            -------------       ---------------
 End of year                          $60,646,009              $28,732,072          $645,114,862
                                    =============            =============       ===============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                        MFS CORE               MFS EMERGING
                                     EQUITY SERIES             GROWTH SERIES
                                    SUB-ACCOUNT (C)             SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(631,892)             $(1,026,042)
 Net realized gain (loss) on
  security transactions                    (453,515)              (1,125,030)
 Net realized gain on
  distributions                                  --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             5,526,472               11,854,253
                                     --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              4,441,065                9,703,181
                                     --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  361,288                4,048,348
 Net transfers                           (3,752,372)               8,847,617
 Surrenders for benefit
  payments and fees                      (7,612,370)              (6,991,720)
 Net annuity transactions                    (1,810)                  (1,868)
                                     --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (11,005,264)               5,902,377
                                     --------------            -------------
 Net increase (decrease) in
  net assets                             (6,564,199)              15,605,558
NET ASSETS:
 Beginning of year                       50,043,293               54,652,369
                                     --------------            -------------
 End of year                            $43,479,094              $70,257,927
                                     ==============            =============

(c)  Formerly MFS Capital Opportunities Series. Change effective May 1, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                        MFS INVESTORS
                                MFS GLOBAL            MFS HIGH              GROWTH           MFS INVESTORS
                               EQUITY SERIES       INCOME SERIES         STOCK SERIES         TRUST SERIES
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $67,500          $11,869,349          $(1,422,945)         $(5,145,067)
 Net realized gain (loss) on
  security transactions              532,451              648,484            2,446,119            3,628,323
 Net realized gain on
  distributions                    2,542,995                   --                   --            3,980,082
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (453,093)         (12,758,435)           8,190,650           35,658,612
                               -------------       --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       2,689,853             (240,602)           9,213,824           38,121,950
                               -------------       --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                         4,066,652           14,425,372            1,918,805           65,525,263
 Net transfers                    (1,219,797)         (12,467,810)          (6,358,890)          17,118,547
 Surrenders for benefit
  payments and fees               (4,064,109)         (25,704,583)         (14,011,829)         (40,772,773)
 Net annuity transactions             (7,043)              25,269               33,852               72,941
                               -------------       --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (1,224,297)         (23,721,752)         (18,418,062)          41,943,978
                               -------------       --------------       --------------       --------------
 Net increase (decrease) in
  net assets                       1,465,556          (23,962,354)          (9,204,238)          80,065,928
NET ASSETS:
 Beginning of year                38,342,012          228,616,668          105,422,841          444,815,796
                               -------------       --------------       --------------       --------------
 End of year                     $39,807,568         $204,654,314          $96,218,603         $524,881,724
                               =============       ==============       ==============       ==============


                                MFS MID CAP                 MFS NEW              MFS TOTAL
                               GROWTH SERIES            DISCOVERY SERIES       RETURN SERIES
                                SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(2,467,099)              $(6,211,869)           $10,553,708
 Net realized gain (loss) on
  security transactions             5,314,659                 3,393,656              9,822,519
 Net realized gain on
  distributions                     5,912,068                23,026,480             35,922,871
 Net unrealized appreciation
  (depreciation) of
  investments during the year       2,875,988               (19,049,833)           (24,341,825)
                               --------------            --------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                       11,635,616                 1,158,434             31,957,273
                               --------------            --------------       ----------------
UNIT TRANSACTIONS:
 Purchases                          8,099,718                39,844,238            175,494,958
 Net transfers                    (11,883,353)              (15,027,646)            59,725,255
 Surrenders for benefit
  payments and fees               (17,524,344)              (28,444,007)          (139,660,661)
 Net annuity transactions              63,972                    81,049                338,503
                               --------------            --------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (21,244,007)               (3,546,366)            95,898,055
                               --------------            --------------       ----------------
 Net increase (decrease) in
  net assets                       (9,608,391)               (2,387,932)           127,855,328
NET ASSETS:
 Beginning of year                142,376,860               317,208,173          1,410,255,830
                               --------------            --------------       ----------------
 End of year                     $132,768,469              $314,820,241         $1,538,111,158
                               ==============            ==============       ================

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                  MFS VALUE               MFS RESEARCH
                                    SERIES                 BOND SERIES
                                 SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(2,104,009)                $447,364
 Net realized gain (loss) on
  security transactions                395,831                   31,947
 Net realized gain on
  distributions                      3,421,567                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        9,416,766                1,135,122
                                --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        11,130,155                1,614,433
                                --------------            -------------
UNIT TRANSACTIONS:
 Purchases                          55,721,816               22,609,883
 Net transfers                      47,069,209               33,670,778
 Surrenders for benefit
  payments and fees                (15,488,544)              (3,532,613)
 Net annuity transactions                8,825                  (42,357)
                                --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 87,311,306               52,705,691
                                --------------            -------------
 Net increase (decrease) in
  net assets                        98,441,461               54,320,124
NET ASSETS:
 Beginning of year                 176,543,191               35,307,098
                                --------------            -------------
 End of year                      $274,984,652              $89,627,222
                                ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                    BLACKROCK               BLACKROCK
                                 MFS RESEARCH             MFS RESEARCH                GLOBAL                LARGE CAP
                             INTERNATIONAL SERIES            SERIES              GROWTH V.I. FUND        GROWTH V.I. FUND
                                  SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(598,620)               $(287,042)               $(10,270)               $(38,704)
 Net realized gain (loss)
  on security transactions              38,899                  332,758                 345,595                 267,421
 Net realized gain on
  distributions                        262,232                       --                      --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               3,141,585                2,555,722                  67,617                 (74,886)
                                 -------------            -------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                    2,844,096                2,601,438                 402,942                 153,831
                                 -------------            -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                          17,758,435                8,435,384                     308                   4,058
 Net transfers                      17,152,859               18,379,042                 254,129                 (45,714)
 Surrenders for benefit
  payments and fees                 (1,649,867)                (780,751)               (542,424)               (552,064)
 Net annuity transactions                   --                       --                      --                      --
                                 -------------            -------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            33,261,427               26,033,675                (287,987)               (593,720)
                                 -------------            -------------            ------------            ------------
 Net increase (decrease)
  in net assets                     36,105,523               28,635,113                 114,955                (439,889)
NET ASSETS:
 Beginning of year                  22,941,488               14,131,667               1,427,307               2,597,991
                                 -------------            -------------            ------------            ------------
 End of year                       $59,047,011              $42,766,780              $1,542,262              $2,158,102
                                 =============            =============            ============            ============


                               INTERNATIONAL           U.S. MID CAP              FOCUS
                               GROWTH EQUITY              VALUE                  GROWTH
                                SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                            $(7,464)               $(24,914)              $(6,268)
 Net realized gain (loss)
  on security transactions           (1,856)                 (2,604)                  697
 Net realized gain on
  distributions                      16,140                 216,752                    --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               46,742                (163,965)               72,561
                                 ----------            ------------            ----------
 Net increase (decrease)
  in net assets resulting
  from operations                    53,562                  25,269                66,990
                                 ----------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                          408,831               2,073,046               432,537
 Net transfers                      229,708                 505,661               152,852
 Surrenders for benefit
  payments and fees                  (1,742)                (74,178)               (3,933)
 Net annuity transactions                --                      --                    --
                                 ----------            ------------            ----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            636,797               2,504,529               581,456
                                 ----------            ------------            ----------
 Net increase (decrease)
  in net assets                     690,359               2,529,798               648,446
NET ASSETS:
 Beginning of year                   89,588                 737,637               162,376
                                 ----------            ------------            ----------
 End of year                       $779,947              $3,267,435              $810,822
                                 ==========            ============            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------


                                       CAPITAL               DEVELOPING
                                    OPPORTUNITIES              GROWTH
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(41,156)              $(5,732)
 Net realized gain (loss) on
  security transactions                     7,939                  (689)
 Net realized gain on
  distributions                                --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             402,587                58,421
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              369,370                52,000
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                              1,753,734               457,885
 Net transfers                            371,417                13,259
 Surrenders for benefit
  payments and fees                       (36,413)              (24,487)
 Net annuity transactions                      --                    --
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     2,088,738               446,657
                                     ------------            ----------
 Net increase (decrease) in
  net assets                            2,458,108               498,657
NET ASSETS:
 Beginning of year                      1,140,902               153,002
                                     ------------            ----------
 End of year                           $3,599,010              $651,659
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                    JENNISON 20/20
                                     FLEXIBLE              DIVIDEND                                     FOCUS
                                      INCOME                GROWTH            GLOBAL EQUITY           PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $32,094               $(3,307)              $(6,875)             $(10,837)
 Net realized gain (loss) on
  security transactions                     12                (4,051)               (4,371)               19,099
 Net realized gain on
  distributions                             --                    --                63,354                58,596
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (18,703)                9,414                (4,614)              (17,104)
                                    ----------            ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            13,403                 2,056                47,494                49,754
                                    ----------            ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                             139,742               195,275               380,107                30,644
 Net transfers                         260,560               (75,400)              (43,742)              (46,288)
 Surrenders for benefit
  payments and fees                     (5,311)              (26,064)               (6,507)              (47,317)
 Net annuity transactions                   --                    --                    --                    --
                                    ----------            ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    394,991                93,811               329,858               (62,961)
                                    ----------            ----------            ----------            ----------
 Net increase (decrease) in
  net assets                           408,394                95,867               377,352               (13,207)
NET ASSETS:
 Beginning of year                     476,509               346,653               227,069               643,784
                                    ----------            ----------            ----------            ----------
 End of year                          $884,903              $442,520              $604,421              $630,577
                                    ==========            ==========            ==========            ==========

                                                                                 PRUDENTIAL
                                                          PRUDENTIAL               SERIES
                                     JENNISON               VALUE              INTERNATIONAL
                                    PORTFOLIO             PORTFOLIO                GROWTH
                                   SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (D)(E)
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(3,078)              $(3,871)                 $(25)
 Net realized gain (loss) on
  security transactions                 43,675                14,998                 1,245
 Net realized gain on
  distributions                             --                49,119                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (26,645)              (53,235)               (1,395)
                                    ----------            ----------              --------
 Net increase (decrease) in
  net assets resulting from
  operations                            13,952                 7,011                  (175)
                                    ----------            ----------              --------
UNIT TRANSACTIONS:
 Purchases                                  --                     5                    --
 Net transfers                             907               (33,634)               (8,026)
 Surrenders for benefit
  payments and fees                    (25,483)              (21,941)                   --
 Net annuity transactions                   --                    --                    --
                                    ----------            ----------              --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (24,576)              (55,570)               (8,026)
                                    ----------            ----------              --------
 Net increase (decrease) in
  net assets                           (10,624)              (48,559)               (8,201)
NET ASSETS:
 Beginning of year                     163,626               464,897                 8,201
                                    ----------            ----------              --------
 End of year                          $153,002              $416,338                  $ --
                                    ==========            ==========              ========

(d) Formerly SP William Blair International Growth Portfolio. Change effective January 31, 2007.

(e)  Sub-Account option not funded at December 31, 2007.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------


                                 GROWTH AND
                                   INCOME                  COMSTOCK
                                 SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(65,557)               $(16,388)
 Net realized gain (loss) on
  security transactions                (9,830)                 (7,860)
 Net realized gain on
  distributions                       219,984                  56,068
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (253,414)               (263,277)
                                -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                         (108,817)               (231,457)
                                -------------            ------------
UNIT TRANSACTIONS:
 Purchases                          4,699,898               1,928,314
 Net transfers                      3,250,227                 859,191
 Surrenders for benefit
  payments and fees                  (217,213)                (96,939)
 Net annuity transactions                  --                      --
                                -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 7,732,912               2,690,566
                                -------------            ------------
 Net increase (decrease) in
  net assets                        7,624,095               2,459,109
NET ASSETS:
 Beginning of year                  4,133,809               1,538,396
                                -------------            ------------
 End of year                      $11,757,904              $3,997,505
                                =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO           WELLS FARGO           WELLS FARGO           WELLS FARGO
                                   ADVANTAGE VT          ADVANTAGE VT          ADVANTAGE VT          ADVANTAGE VT
                                      ASSET              TOTAL RETURN             EQUITY            C&B LARGE CAP
                                 ALLOCATION FUND          BOND FUND            INCOME FUND            VALUE FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $5,893              $175,921              $(11,236)             $(12,172)
 Net realized gain (loss) on
  security transactions                   4,253                (9,522)               12,992                38,463
 Net realized gain on
  distributions                          32,387                    --               227,559                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            67,148               116,118              (207,589)              (67,769)
                                   ------------          ------------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            109,681               282,517                21,726               (41,478)
                                   ------------          ------------          ------------          ------------
UNIT TRANSACTIONS:
 Purchases                                9,292               256,071               217,785               344,134
 Net transfers                          172,160             1,464,412               258,322               128,085
 Surrenders for benefit
  payments and fees                     (64,666)             (475,628)             (242,068)             (131,008)
 Net annuity transactions                    --                    --                    --                    --
                                   ------------          ------------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     116,786             1,244,855               234,039               341,211
                                   ------------          ------------          ------------          ------------
 Net increase (decrease) in
  net assets                            226,467             1,527,372               255,765               299,733
NET ASSETS:
 Beginning of year                    1,918,608             5,958,430             3,055,560               964,975
                                   ------------          ------------          ------------          ------------
 End of year                         $2,145,075            $7,485,802            $3,311,325            $1,264,708
                                   ============          ============          ============          ============

                                  WELLS FARGO          WELLS FARGO           WELLS FARGO
                                  ADVANTAGE VT         ADVANTAGE VT          ADVANTAGE VT
                                 LARGE COMPANY        INTERNATIONAL         LARGE COMPANY
                                   CORE FUND            CORE FUND            GROWTH FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(4,196)             $(56,866)             $(75,074)
 Net realized gain (loss) on
  security transactions                   583                24,619                60,504
 Net realized gain on
  distributions                            --               226,770                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (2,433)              109,050               221,642
                                   ----------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (6,046)              303,573               207,072
                                   ----------          ------------          ------------
UNIT TRANSACTIONS:
 Purchases                              2,535               201,923               119,680
 Net transfers                        174,965                43,189                29,766
 Surrenders for benefit
  payments and fees                    (4,561)             (194,874)             (247,048)
 Net annuity transactions                  --                    --                    --
                                   ----------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   172,939                50,238               (97,602)
                                   ----------          ------------          ------------
 Net increase (decrease) in
  net assets                          166,893               353,811               109,470
NET ASSETS:
 Beginning of year                    169,869             2,753,902             3,593,093
                                   ----------          ------------          ------------
 End of year                         $336,762            $3,107,713            $3,702,563
                                   ==========          ============          ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     WELLS FARGO
                                     ADVANTAGE VT
                                        MONEY
                                     MARKET FUND
                                     SUB-ACCOUNT
------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $67,560
 Net realized gain (loss) on
  security transactions                        --
 Net realized gain on
  distributions                                --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                 465
                                     ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               68,025
                                     ------------
UNIT TRANSACTIONS:
 Purchases                              1,036,004
 Net transfers                          1,263,145
 Surrenders for benefit
  payments and fees                      (120,104)
 Net annuity transactions                      --
                                     ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     2,179,045
                                     ------------
 Net increase (decrease) in
  net assets                            2,247,070
NET ASSETS:
 Beginning of year                      1,063,083
                                     ------------
 End of year                           $3,310,153
                                     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     WELLS FARGO                                   WELLS FARGO
                                     ADVANTAGE VT           WELLS FARGO           ADVANTAGE VT            WELLS FARGO
                                      SMALL CAP             ADVANTAGE VT          SMALL/MID CAP          ADVANTAGE VT
                                     GROWTH FUND           DISCOVERY FUND          VALUE FUND          OPPORTUNITY FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(62,469)             $(10,860)              $(15,696)                $(513)
 Net realized gain (loss) on
  security transactions                    32,132                 1,712                  4,159                    60
 Net realized gain on
  distributions                           515,879                    --                141,462                 6,708
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (151,782)              105,240               (150,863)               (4,229)
                                     ------------            ----------            -----------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              333,760                96,092                (20,938)                2,026
                                     ------------            ----------            -----------             ---------
UNIT TRANSACTIONS:
 Purchases                                467,204                87,802                 86,847                17,881
 Net transfers                             75,635               216,318                (78,206)                6,672
 Surrenders for benefit
  payments and fees                      (220,514)              (13,824)               (12,808)                 (315)
 Net annuity transactions                      --                    --                     --                    --
                                     ------------            ----------            -----------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       322,325               290,296                 (4,167)               24,238
                                     ------------            ----------            -----------             ---------
 Net increase (decrease) in
  net assets                              656,085               386,388                (25,105)               26,264
NET ASSETS:
 Beginning of year                      2,852,351               421,565                901,887                28,082
                                     ------------            ----------            -----------             ---------
 End of year                           $3,508,436              $807,953               $876,782               $54,346
                                     ============            ==========            ===========             =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Seven (the "Account") is a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the AllianceBernstein VPS Balanced Wealth Strategy Portfolio, AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid Cap Value Portfolio, AllianceBernstein VPS Value Portfolio, AllianceBernstein VPS International Growth Portfolio, AIM V.I. Basic Value Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Core Equity Fund, AIM V.I. Government Securities Fund, AIM V.I. International Growth Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Small Cap Equity Fund, AIM V.I. Large Cap Growth Fund, AIM V.I. Capital Development Fund, AIM V.I. PowerShares ETF Allocation Fund, American Funds Global Bond Fund, American Funds Global Growth and Income Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Fidelity VIP Growth Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Value Strategies Portfolio, Fidelity VIP Dynamic Capital Appreciation Portfolio, Franklin Rising Dividends Securities Fund, Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Global Real Estate Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Global Asset Allocation Fund, Templeton Growth Securities Fund, Mutual Discovery Securities Fund, Franklin Flex Cap Growth Securities Fund, Franklin Large Cap Value Securities Fund, Templeton Global Income Securities Fund, Hartford Advisers HLS Fund, Hartford LargeCap Growth HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Fundamental Growth HLS Fund, Hartford Global Equity HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford International Growth HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap Growth HLS Fund, Hartford Money Market HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Equity Income HLS Fund, American Funds Asset Allocation HLS Fund, American Funds Blue Chip Income and Growth HLS Fund, American Funds Bond HLS Fund, American Funds Global Bond HLS Fund, American Funds Global Growth and Income HLS Fund, American Funds Global Growth HLS Fund, American Funds Global Small Capitalization HLS Fund, American Funds Growth HLS Fund, American Funds Growth-Income HLS Fund, American Funds International HLS Fund, American Funds New World HLS Fund, Lord Abbett America's Value Portfolio, Lord Abbett Bond-Debenture Portfolio, Lord Abbett Growth & Income portfolio, MFS Core Equity Series, MFS Growth Series, MFS Global Equity Series, MFS High Income Series, MFS Investors Growth Stock Series, MFS Investors Trust Series, MFS Mid Cap Growth Series, MFS New Discovery Series, MFS Total Return Series, MFS Value Series, MFS Research Bond Series, MFS Research International Series, MFS Research Series, BlackRock Global Growth V.I. Fund, BlackRock Large Cap Growth V.I. Fund, Van Kampen -- UIF International Growth Equity Portfolio, Van Kampen -- UIF Mid Cap Growth Portfolio, Van Kampen -- UIF U.S. Mid Cap Value Portfolio, Morgan Stanley -- Focus Growth Portfolio, Morgan Stanley -- Capital Opportunities Portfolio, Morgan Stanley -- Mid Cap Growth Portfolio, Morgan Stanley -- Flexible Income Portfolio, Morgan Stanley -- Dividend Growth Portfolio, Morgan Stanley -- Global Equity Portfolio, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, Oppenheimer Main Street Fund/VA, Oppenheimer Main Street Small Cap Fund/VA, Oppenheimer Value Fund/VA, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT International Growth and Income Fund, Putnam VT International Equity Fund, Putnam VT Small Cap Value, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, Prudential Series International Growth, Van Kampen -- UIF Growth

-------------------------------------------------------------------------------

    and Income Portfolio, Van Kampen UIF -- Comstock Portfolio, Wells Fargo Advantage VT Asset Allocation Fund, Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Equity Income Fund, Wells Fargo Advantage VT C&B Large Cap Value Fund, Wells Fargo Advantage VT Large Company Core Fund, Wells Fargo Advantage VT International Core Fund, Wells Fargo Advantage VT Large Company Growth Fund, Wells Fargo Advantage VT Money Market Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Small/Mid Cap Value Fund, and Wells Fargo Advantage VT Opportunity Fund.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in, first out method. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) SECURITY VALUATION -- The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2008.

       c) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       d) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no Federal income taxes are payable with respect to the operations of the Account.

       e) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

       g) FAIR VALUE MEASUREMENTS -- On January 1, 2008, the Account adopted Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS 157"). For financial statement elements currently required to be measured at fair value, SFAS 157 redefines fair value, establishes a framework for measuring fair value under U.S. GAAP, establishes a hierarchy based on the level of observable inputs used to measure fair value and enhances disclosures about fair value measurements. The new definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable liquid market price existed (an exit price).

       The following section applies the SFAS 157 fair value hierarchy and disclosure requirements to the Account's financial instruments that are carried at fair value. SFAS 157 establishes a fair value hierarchy that prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, and 3).

       LEVEL 1: Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open ended management investment companies ("mutual funds").

       LEVEL 2: Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities and some preferred stocks are model priced by vendors using observable inputs and are classified within Level 2. Also included in the Level 2 category are derivative instruments that are priced using models with observable market inputs, including interest rate, foreign currency and certain credit swap contracts.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

       LEVEL 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as highly structured and/or lower quality asset-backed securities ("ABS") and commercial mortgage-backed securities ("CMBS"), including ABS backed by sub-prime loans, and private placement debt and equity securities. Embedded derivatives and complex derivatives securities, including equity derivatives, longer dated interest rate swaps and certain complex credit derivatives are also included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the SFAS 157 Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       The adoption of SFAS 157 did not have a material impact on the results of the Account. As of December 31, 2008, the Account invests in mutual funds which are carried at fair value and represent Level 1 investments under the SFAS 157 hierarchy levels. There were no Level 2 or Level 3 investments in the Account.

       h) ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, AN INTERPRETATION OF FASB STATEMENT NO. 109 -- In July 2006, the FASB released "Accounting for Uncertainty in Income Taxes" ("FIN 48") to clarify accounting for income taxes recognized in the financial statements in accordance with FASB 109, "Accounting for Income Taxes." FIN 48 is effective for fiscal years beginning after December 15, 2006 and prescribes a comprehensive model for how an entity should recognize, measure, present and disclose in its financial statements uncertain tax positions that the entity has taken or expects to take on a tax return. Upon adoption, as of the first quarter of 2007, FIN 48 did not have an effect on the Account's financial condition.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.55% of the Account's average daily net assets.

       b) TAX EXPENSE CHARGE -- If applicable, the Company will make deductions at a maximum rate of 3.5% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed on partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ADMINISTRATIVE CHARGE -- The Company will charge an expense to cover administrative expenses at a maximum annual rate of 0.20% of the contract's value.

       d) ANNUAL MAINTENANCE FEE -- An annual maintenance fee in the amount of $30 may be charged against the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2008 were as follows:

                                               PURCHASES           PROCEEDS
SUB-ACCOUNT                                     AT COST           FROM SALES
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth
 Strategy Portfolio                               $14,319,257           $395,289
AllianceBernstein VPS International
 Value Portfolio                                   21,377,530            315,088
AllianceBernstein VPS Small/Mid Cap
 Value Portfolio                                    7,798,246            674,489
AllianceBernstein VPS Value Portfolio               1,792,327            986,828
AllianceBernstein VPS International
 Growth Portfolio                                   8,582,184            290,341
AIM V.I. Basic Value Fund                          48,857,949         56,602,849
AIM V.I. Capital Appreciation Fund                 23,384,795         46,793,357
AIM V.I. Core Equity Fund                          31,555,049         77,130,674
AIM V.I. Government Securities Fund               535,646,418        289,827,762

-------------------------------------------------------------------------------

                                               PURCHASES           PROCEEDS
SUB-ACCOUNT                                     AT COST           FROM SALES
--------------------------------------------------------------------------------
AIM V.I. International Growth Fund                $85,078,995        $50,641,684
AIM V.I. Mid Cap Core Equity Fund                  83,464,253        100,169,366
AIM V.I. Small Cap Equity Fund                     78,095,719         36,779,145
AIM V.I. Large Cap Growth Fund                      8,977,421         19,233,145
AIM V.I. Capital Development Fund                   3,123,502            612,967
AIM V.I. PowerShares ETF Allocation Fund              243,195                328
American Funds Global Bond Fund                   319,079,964        121,113,787
American Funds Global Growth and Income
 Fund                                             235,906,820         77,666,566
American Funds Asset Allocation Fund              246,329,428        354,857,570
American Funds Blue Chip Income and
 Growth Fund                                      169,798,292        228,970,122
American Funds Bond Fund                          286,814,961        292,444,700
American Funds Global Growth Fund                 143,770,989        151,132,728
American Funds Growth Fund                        699,167,128        618,059,576
American Funds Growth-Income Fund                 529,665,373        606,980,697
American Funds International Fund                 286,431,978        227,526,651
American Funds New World Fund                     169,837,300        160,734,446
American Funds Global Small
 Capitalization Fund                              121,867,870        146,894,846
Fidelity VIP Growth Portfolio                       5,844,908          2,396,204
Fidelity VIP Contrafund Portfolio                  55,620,405            819,493
Fidelity VIP Mid Cap Portfolio                     35,078,386          1,141,869
Fidelity VIP Value Strategies Portfolio             3,220,653             63,202
Fidelity VIP Dynamic Capital
 Appreciation Portfolio                             1,339,818             28,250
Franklin Rising Dividends Securities
 Fund                                              90,606,716        161,423,364
Franklin Income Securities Fund                   453,599,601        394,215,467
Franklin Large Cap Growth Securities
 Fund                                              32,392,691         42,087,973
Franklin Global Real Estate Securities
 Fund                                               5,773,095          5,701,665
Franklin Small-Mid Cap Growth Securities
 Fund                                              95,980,892         77,990,860
Franklin Small Cap Value Securities Fund           82,340,485         10,568,474
Franklin Strategic Income Securities
 Fund                                             236,940,838        170,701,185
Mutual Shares Securities Fund                     264,576,510        330,971,269
Templeton Developing Markets Securities
 Fund                                             100,859,574         95,471,812
Templeton Foreign Securities Fund                 141,314,748        160,419,274
Templeton Global Asset Allocation Fund              3,888,724          3,518,821
Templeton Growth Securities Fund                  139,332,998        194,217,185
Mutual Discovery Securities Fund                  147,745,551        142,173,377
Franklin Flex Cap Growth Securities Fund           24,315,541         21,203,272
Franklin Large Cap Value Securities Fund           17,460,435         13,857,372
Templeton Global Income Securities Fund            40,481,321          2,788,713
Hartford Advisers HLS Fund                          4,373,625            107,401
Hartford LargeCap Growth HLS Fund                     891,470             61,803
Hartford Total Return Bond HLS Fund               258,467,997         13,669,337
Hartford Capital Appreciation HLS Fund            334,882,465          2,536,474
Hartford Dividend and Growth HLS Fund             187,057,043          2,153,073
Hartford Fundamental Growth HLS Fund                2,362,462            991,978
Hartford Global Equity HLS Fund                       264,609             24,009
Hartford Global Growth HLS Fund                     1,136,705            153,586
Hartford Disciplined Equity HLS Fund               33,345,598            408,543
Hartford Growth HLS Fund                            4,057,321            176,651

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                         PURCHASES           PROCEEDS
SUB-ACCOUNT                               AT COST           FROM SALES
-------------------------------------------------------------------------
Hartford Growth Opportunities HLS
 Fund                                       $62,926,411          $608,041
Hartford High Yield HLS Fund                  4,404,882           190,697
Hartford International Growth HLS
 Fund                                         3,233,268           183,212
Hartford International
 Opportunities HLS Fund                      16,314,715           649,817
Hartford MidCap Growth HLS Fund               3,172,789           182,130
Hartford Money Market HLS Fund            1,694,911,399       693,681,438
Hartford Small Company HLS Fund               8,024,491           219,742
Hartford SmallCap Growth HLS Fund             1,915,646           127,094
Hartford Stock HLS Fund                       1,229,950           123,813
Hartford U.S. Government Securities
 HLS Fund                                    31,146,701         1,824,641
Hartford Value HLS Fund                       4,691,806           335,400
Hartford Value Opportunities HLS
 Fund                                         2,096,881            57,607
Hartford Equity Income HLS Fund               2,416,825           336,397
American Funds Asset Allocation HLS
 Fund                                        25,838,419           533,356
American Funds Blue Chip Income and
 Growth HLS Fund                             13,556,840           837,426
American Funds Bond HLS Fund                 58,856,563         2,891,783
American Funds Global Bond HLS Fund          23,497,208         4,348,748
American Funds Global Growth and
 Income HLS Fund                             48,081,294           886,566
American Funds Global Growth HLS
 Fund                                        18,199,294           328,511
American Funds Global Small
 Capitalization HLS Fund                     24,066,307           473,639
American Funds Growth HLS Fund              140,182,762         2,949,956
American Funds Growth-Income HLS
 Fund                                        78,363,897         2,030,207
American Funds International HLS
 Fund                                        83,641,981         1,298,458
American Funds New World HLS Fund            27,953,097         1,125,002
Lord Abbett America's Value
 Portfolio                                    4,097,648           122,658
Lord Abbett Bond-Debenture
 Portfolio                                   31,057,044           681,243
Lord Abbett Growth & Income
 portfolio                                    9,083,529           413,165
MFS Core Equity Series                        1,946,359        10,019,424
MFS Growth Series                            32,462,400        34,759,093
MFS Global Equity Series                     10,722,089        13,534,138
MFS High Income Series                       61,803,443        70,090,937
MFS Investors Growth Stock Series            10,351,572        23,417,401
MFS Investors Trust Series                   86,674,520        80,252,537
MFS Mid Cap Growth Series                    39,909,275        40,835,253
MFS New Discovery Series                     99,177,574        67,716,520
MFS Total Return Series                     226,263,109       283,372,227
MFS Value Series                            137,760,051        48,942,955
MFS Research Bond Series                    109,912,191        65,664,316
MFS Research International Series            46,634,213        18,911,277
MFS Research Series                          45,494,149        48,829,464
BlackRock Global Growth V.I. Fund               423,103           507,371
BlackRock Large Cap Growth V.I.
 Fund                                           151,984           439,544
Vam Kampen -- UIF International
 Growth Equity Portfolio                         91,003            85,379
Van Kampen -- UIF Mid Cap Growth
 Portfolio                                   14,377,622           351,590
Van Kampen -- UIF U.S. Mid Cap
 Value Portfolio                              8,409,276         1,408,724
Morgan Stanley -- Focus Growth
 Portfolio                                      360,002           124,972
Morgan Stanley -- Capital
 Opportunities Portfolio                      1,139,931           470,944
Morgan Stanley -- Mid Cap Growth
 Portfolio                                      225,253            66,479

-------------------------------------------------------------------------------

                                         PURCHASES           PROCEEDS
SUB-ACCOUNT                               AT COST           FROM SALES
-------------------------------------------------------------------------
Morgan Stanley -- Flexible Income
 Portfolio                                     $185,605          $241,082
Morgan Stanley -- Dividend Growth
 Portfolio                                       12,252           134,086
Morgan Stanley -- Global Equity
 Portfolio                                      303,375           130,034
Oppenheimer Capital Appreciation
 Fund/VA                                      1,510,981            85,346
Oppenheimer Global Securities
 Fund/VA                                     19,689,640           306,460
Oppenheimer Main Street Fund/VA               1,328,332            92,961
Oppenheimer Main Street Small Cap
 Fund/VA                                     13,460,620           140,741
Oppenheimer Value Fund/VA                     2,278,030           997,393
Putnam VT Diversified Income Fund            41,760,958         4,010,872
Putnam VT Global Asset Allocation
 Fund                                         2,978,408           197,249
Putnam VT International Growth and
 Income Fund                                    869,974            39,593
Putnam VT International Equity Fund           1,238,981           150,148
Putnam VT Small Cap Value                       879,337            75,168
Jennison 20/20 Focus Portfolio                  107,969            77,061
Jennison Portfolio                                2,610            12,553
Prudential Value Portfolio                       94,168            17,674
Prudential Series International
 Growth                                              --                --
Van Kampen -- UIF Growth and Income
 Portfolio                                   22,007,151         2,255,318
Van Kampen -- UIF Comstock
 Portfolio                                      832,766           640,897
Wells Fargo Advantage VT Asset
 Allocation Fund                                249,210           646,439
Wells Fargo Advantage VT Total
 Return Bond Fund                             2,593,023         3,093,250
Wells Fargo Advantage VT Equity
 Income Fund                                    737,844           670,167
Wells Fargo Advantage VT C&B Large
 Cap Value Fund                               1,085,944           514,675
Wells Fargo Advantage VT Large
 Company Core Fund                              126,246           321,165
Wells Fargo Advantage VT
 International Core Fund                        922,403           527,019
Wells Fargo Advantage VT Large
 Company Growth Fund                            386,740           916,418
Wells Fargo Advantage VT Money
 Market Fund                                  6,351,369         3,679,324
Wells Fargo Advantage VT Small Cap
 Growth Fund                                  1,785,911           569,877
Wells Fargo Advantage VT Discovery
 Fund                                           953,709           178,131
Wells Fargo Advantage VT Small/Mid
 Cap Value Fund                                 322,177           111,122
Wells Fargo Advantage VT
 Opportunity Fund                               194,716            16,396
                                     ------------------  ----------------
                                        $10,449,021,343    $7,066,966,868
                                     ==================  ================

5.   CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2008 were as follows:

                                               UNITS           UNITS       NET INCREASE
SUB-ACCOUNT                                   ISSUED         REDEEMED       (DECREASE)
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth
 Strategy Portfolio                             1,682,635         45,380       1,637,255
AllianceBernstein VPS International
 Value Portfolio                                3,011,622         50,200       2,961,422
AllianceBernstein VPS Small/Mid Cap
 Value Portfolio                                  931,798         94,277         837,521
AllianceBernstein VPS Value Portfolio             220,556        123,964          96,592
AllianceBernstein VPS International
 Growth Portfolio                               1,116,758         47,240       1,069,518
AIM V.I. Basic Value Fund                      17,460,451     46,919,462     (29,459,011)
AIM V.I. Capital Appreciation Fund             17,938,406     37,135,950     (19,197,544)
AIM V.I. Core Equity Fund                       2,525,939      6,763,907      (4,237,968)
AIM V.I. Government Securities Fund           431,053,324    240,354,218     190,699,106
AIM V.I. International Growth Fund             34,400,075     27,690,507       6,709,568

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                               UNITS           UNITS       NET INCREASE
SUB-ACCOUNT                                   ISSUED         REDEEMED       (DECREASE)
---------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund              27,812,510     62,433,259     (34,620,749)
AIM V.I. Small Cap Equity Fund                  6,186,816      3,121,034       3,065,782
AIM V.I. Large Cap Growth Fund                    889,966      1,801,590        (911,624)
AIM V.I. Capital Development Fund                 376,446         81,512         294,934
AIM V.I. PowerShares ETF Allocation Fund           24,127             10          24,117
American Funds Global Bond Fund                27,604,842     10,973,763      16,631,079
American Funds Global Growth and Income
 Fund                                          20,777,533      8,253,081      12,524,452
American Funds Asset Allocation Fund           11,344,680     28,034,758     (16,690,078)
American Funds Blue Chip Income and
 Growth Fund                                   78,727,467    218,922,192    (140,194,725)
American Funds Bond Fund                       16,644,685     21,498,579      (4,853,894)
American Funds Global Growth Fund               5,559,195     11,568,153      (6,008,958)
American Funds Growth Fund                     25,071,201     53,569,995     (28,498,794)
American Funds Growth-Income Fund              18,302,468     48,081,252     (29,778,784)
American Funds International Fund               8,892,479     16,808,314      (7,915,835)
American Funds New World Fund                   5,210,789      7,069,066      (1,858,277)
American Funds Global Small
 Capitalization Fund                            3,580,936      8,572,043      (4,991,107)
Fidelity VIP Growth Portfolio                     675,251        271,458         403,793
Fidelity VIP Contrafund Portfolio               6,800,649        118,057       6,682,592
Fidelity VIP Mid Cap Portfolio                  4,357,859        171,114       4,186,745
Fidelity VIP Value Strategies Portfolio           429,886          8,184         421,702
Fidelity VIP Dynamic Capital
 Appreciation Portfolio                           145,450          1,725         143,725
Franklin Rising Dividends Securities
 Fund                                           5,375,745     12,141,313      (6,765,568)
Franklin Income Securities Fund                25,391,157     28,118,869      (2,727,712)
Franklin Large Cap Growth Securities
 Fund                                           1,731,529      3,887,124      (2,155,595)
Franklin Global Real Estate Securities
 Fund                                              64,820        305,053        (240,233)
Franklin Small-Mid Cap Growth Securities
 Fund                                           6,213,562      8,381,183      (2,167,621)
Franklin Small Cap Value Securities Fund        9,628,248      1,327,363       8,300,885
Franklin Strategic Income Securities
 Fund                                          14,903,296     11,245,668       3,657,628
Mutual Shares Securities Fund                  13,399,782     22,387,055      (8,987,273)
Templeton Developing Markets Securities
 Fund                                           3,566,832      4,893,072      (1,326,240)
Templeton Foreign Securities Fund               6,120,064     12,515,317      (6,395,253)
Templeton Global Asset Allocation Fund             73,080        221,011        (147,931)
Templeton Growth Securities Fund                6,424,152     14,939,406      (8,515,254)
Mutual Discovery Securities Fund                7,032,140      7,524,330        (492,190)
Franklin Flex Cap Growth Securities Fund        2,461,725      2,207,611         254,114
Franklin Large Cap Value Securities Fund        1,841,216      1,547,525         293,691
Templeton Global Income Securities Fund         4,225,876        287,582       3,938,294
Hartford Advisers HLS Fund                        504,691         12,746         491,945
Hartford LargeCap Growth HLS Fund                 106,285          7,096          99,189
Hartford Total Return Bond HLS Fund            26,298,463      1,519,649      24,778,814
Hartford Capital Appreciation HLS Fund         43,994,278        321,325      43,672,953
Hartford Dividend and Growth HLS Fund          22,362,046        264,174      22,097,872
Hartford Fundamental Growth HLS Fund              252,646        108,648         143,998
Hartford Global Equity HLS Fund                    33,485          2,537          30,948
Hartford Global Growth HLS Fund                   148,285         22,326         125,959
Hartford Disciplined Equity HLS Fund            4,036,372         47,337       3,989,035
Hartford Growth HLS Fund                          531,252         13,069         518,183
Hartford Growth Opportunities HLS Fund          8,091,439         82,817       8,008,622

-------------------------------------------------------------------------------

                                               UNITS           UNITS       NET INCREASE
SUB-ACCOUNT                                   ISSUED         REDEEMED       (DECREASE)
---------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                      462,370         21,001         441,369
Hartford International Growth HLS Fund            437,328         29,526         407,802
Hartford International Opportunities HLS
 Fund                                           2,009,974         79,028       1,930,946
Hartford MidCap Growth HLS Fund                   435,494         26,109         409,385
Hartford Money Market HLS Fund              1,383,657,556    590,285,327     793,372,229
Hartford Small Company HLS Fund                   929,052         25,588         903,464
Hartford SmallCap Growth HLS Fund                 235,834         21,129         214,705
Hartford Stock HLS Fund                           143,370         18,275         125,095
Hartford U.S. Government Securities HLS
 Fund                                           3,105,394        167,030       2,938,364
Hartford Value HLS Fund                           534,271         46,222         488,049
Hartford Value Opportunities HLS Fund             267,751          7,599         260,152
Hartford Equity Income HLS Fund                   274,228         33,481         240,747
American Funds Asset Allocation HLS Fund        3,035,551         64,811       2,970,740
American Funds Blue Chip Income and
 Growth HLS Fund                                1,708,455        106,462       1,601,993
American Funds Bond HLS Fund                    6,356,931        324,647       6,032,284
American Funds Global Bond HLS Fund             2,468,029        459,896       2,008,133
American Funds Global Growth and Income
 HLS Fund                                       6,320,549        125,719       6,194,830
American Funds Global Growth HLS Fund           2,198,708         47,876       2,150,832
American Funds Global Small
 Capitalization HLS Fund                        3,439,110         72,029       3,367,081
American Funds Growth HLS Fund                 18,070,528        379,536      17,690,992
American Funds Growth-Income HLS Fund           9,694,759        258,155       9,436,604
American Funds International HLS Fund          11,222,433        194,571      11,027,862
American Funds New World HLS Fund               3,593,271        146,498       3,446,773
Lord Abbett America's Value Portfolio             455,076         14,532         440,544
Lord Abbett Bond-Debenture Portfolio            3,173,912         70,927       3,102,985
Lord Abbett Growth & Income portfolio           1,072,242         48,906       1,023,336
MFS Core Equity Series                            242,353      1,255,105      (1,012,752)
MFS Growth Series                               4,391,326      4,656,228        (264,902)
MFS Global Equity Series                          534,008        973,137        (439,129)
MFS High Income Series                          4,299,482      5,834,557      (1,535,075)
MFS Investors Growth Stock Series                 970,495      3,135,211      (2,164,716)
MFS Investors Trust Series                      5,735,647      8,644,796      (2,909,149)
MFS Mid Cap Growth Series                       4,783,340      7,318,409      (2,535,069)
MFS New Discovery Series                        4,768,894      6,930,508      (2,161,614)
MFS Total Return Series                         9,157,847     21,494,645     (12,336,798)
MFS Value Series                               10,454,353      3,190,455       7,263,898
MFS Research Bond Series                       10,425,829      6,338,746       4,087,083
MFS Research International Series               3,240,236      1,467,707       1,772,529
MFS Research Series                             3,857,534      4,173,798        (316,264)
BlackRock Global Growth V.I. Fund                  33,432         42,450          (9,018)
BlackRock Large Cap Growth V.I. Fund               16,597         41,747         (25,150)
Van Kampen -- UIF International Growth
 Equity Portfolio                                   7,632          7,055             577
Van Kampen -- UIF Mid Cap Growth
 Portfolio                                      1,766,368         40,969       1,725,399
Van Kampen -- UIF U.S. Mid Cap Value
 Portfolio                                        866,715        143,534         723,181
Morgan Stanley -- Focus Growth
 Portfolio                                         48,081         16,766          31,315
Morgan Stanley -- Capital Opportunities
 Portfolio                                        282,363        105,884         176,479
Morgan Stanley -- Mid Cap Growth
 Portfolio                                         23,961          6,885          17,076
Morgan Stanley -- Flexible Income
 Portfolio                                         14,890         22,684          (7,794)

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                  UNITS           UNITS       NET INCREASE
SUB-ACCOUNT                      ISSUED         REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Morgan Stanley -- Dividend
 Growth Portfolio                        934         11,474         (10,540)
Morgan Stanley -- Global
 Equity Portfolio                     24,773         13,512          11,261
Oppenheimer Capital
 Appreciation Fund/VA                185,105          9,732         175,373
Oppenheimer Global
 Securities Fund/VA                2,453,889         41,514       2,412,375
Oppenheimer Main Street
 Fund/VA                             159,278         10,748         148,530
Oppenheimer Main Street
 Small Cap Fund/VA                 1,612,958         16,179       1,596,779
Oppenheimer Value Fund/VA            280,172        108,560         171,612
Putnam VT Diversified
 Income Fund                       4,740,972        458,742       4,282,230
Putnam VT Global Asset
 Allocation Fund                     362,179         26,416         335,763
Putnam VT International
 Growth and Income Fund              118,297          3,597         114,700
Putnam VT International
 Equity Fund                         155,909         20,906         135,003
Putnam VT Small Cap Value            108,038         10,385          97,653
Jennison 20/20 Focus
 Portfolio                            56,175         50,638           5,537
Jennison Portfolio                     2,916         11,773          (8,857)
Prudential Value Portfolio            12,442          9,294           3,148
Prudential Series
 International Growth                     --             --              --
Van Kampen -- UIF Growth
 and Income Portfolio              2,434,468        183,544       2,250,924
Van Kampen -- UIF Comstock
 Portfolio                            41,055         45,038          (3,983)
Wells Fargo Advantage VT
 Asset Allocation Fund               110,686        510,455        (399,769)
Wells Fargo Advantage VT
 Total Return Bond Fund            1,856,800      2,484,515        (627,715)
Wells Fargo Advantage VT
 Equity Income Fund                  209,471        559,955        (350,484)
Wells Fargo Advantage VT
 C&B Large Cap Value Fund            945,223        477,172         468,051
Wells Fargo Advantage VT
 Large Company Core Fund             129,624        323,999        (194,375)
Wells Fargo Advantage VT
 International Core Fund             330,798        391,057         (60,259)
Wells Fargo Advantage VT
 Large Company Growth Fund           418,927      1,015,808        (596,881)
Wells Fargo Advantage VT
 Money Market Fund                 6,149,061      3,520,985       2,628,076
Wells Fargo Advantage VT
 Small Cap Growth Fund               722,933        440,343         282,590
Wells Fargo Advantage VT
 Discovery Fund                       73,044         13,138          59,906
Wells Fargo Advantage VT
 Small/Mid Cap Value Fund             21,790          9,361          12,429
Wells Fargo Advantage VT
 Opportunity Fund                     13,746          2,090          11,656

    The changes in units outstanding for the year ended December 31, 2007 were as follows:

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
AIM V.I. Basic Value Fund          13,614,239     41,669,697    (28,055,458)
AIM V.I. Capital Appreciation
 Fund                              18,171,342     26,670,331     (8,498,989)
AIM V.I. Core Equity Fund             955,987      4,572,806     (3,616,819)
AIM V.I. Government Securities
 Fund                             228,334,416     92,026,416    136,308,000
AIM V.I. International Growth
 Fund                              60,002,002     12,360,873     47,641,129
AIM V.I. Mid Cap Core Equity
 Fund                              47,520,448     55,637,055     (8,116,607)
AIM V.I. Small Cap Equity Fund      4,128,785      1,536,003      2,592,782
AIM V.I. Large Cap Growth Fund      1,316,390      1,229,545         86,845
AIM V.I. Capital Development
 Fund                                  11,827          4,468          7,359
American Funds Global Bond
 Fund                               7,736,663        864,354      6,872,309
American Funds Global Growth
 and Income Fund                   31,639,610      1,628,010     30,011,600
American Funds Asset
 Allocation Fund                   16,301,585     14,648,353      1,653,232
American Funds Blue Chip
 Income and Growth Fund           110,534,059    160,438,375    (49,904,316)
American Funds Bond Fund           18,827,193      9,780,460      9,046,733

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
American Funds Global Growth
 Fund                               7,974,678      6,197,076      1,777,602
American Funds Growth Fund         38,678,607     34,983,117      3,695,490
American Funds Growth-Income
 Fund                              32,287,576     29,968,499      2,319,077
American Funds International
 Fund                              12,463,755      9,773,276      2,690,479
American Funds New World Fund       6,719,247      3,573,298      3,145,949
American Funds Global Small
 Capitalization Fund                7,076,831      5,391,049      1,685,782
Franklin Rising Dividends
 Securities Fund                   18,065,278      5,319,686     12,745,592
Franklin Income Securities
 Fund                              42,827,578      8,216,107     34,611,471
Franklin Large Cap Growth
 Securities Fund                    3,874,967      3,810,403         64,564
Franklin Global Real Estate
 Securities Fund                       60,621        372,294       (311,673)
Franklin Small-Mid Cap Growth
 Securities Fund                    6,945,075      8,045,182     (1,100,107)
Franklin Small Cap Value
 Securities Fund                       79,291          1,366         77,925
Franklin Strategic Income
 Securities Fund                   10,770,956      4,688,590      6,082,366
Mutual Shares Securities Fund      20,940,692     10,036,859     10,903,833
Templeton Developing Markets
 Securities Fund                    3,006,688      2,394,009        612,679
Templeton Foreign Securities
 Fund                               6,574,206      8,437,278     (1,863,072)
Templeton Global Asset
 Allocation Fund                       64,249        217,165       (152,916)
Templeton Growth Securities
 Fund                              14,327,754      5,990,593      8,337,161
Mutual Discovery Securities
 Fund                              12,106,390      3,005,705      9,100,685
Franklin Flex Cap Growth
 Securities Fund                    3,254,982      1,445,832      1,809,150
Franklin Large Cap Value
 Securities Fund                    1,397,826        426,441        971,385
Hartford Money Market HLS Fund    762,389,777    529,313,116    233,076,661
MFS Core Equity Series                397,450      1,616,449     (1,218,999)
MFS Emerging Growth Series          3,070,069      2,401,839        668,230
MFS Global Equity Series            1,000,712      1,084,679        (83,967)
MFS High Income Series              3,238,801      5,125,991     (1,887,190)
MFS Investors Growth Stock
 Series                             1,106,323      3,448,966     (2,342,643)
MFS Investors Trust Series          9,049,831      5,123,517      3,926,314
MFS Mid Cap Growth Series           6,717,155      9,856,323     (3,139,168)
MFS New Discovery Series            5,407,204      5,848,510       (441,306)
MFS Total Return Series            16,383,582     10,331,646      6,051,936
MFS Value Series                    6,114,985      1,303,445      4,811,540
MFS Research Bond Series            6,267,990      1,152,526      5,115,464
MFS Research International
 Series                             2,637,740        577,934      2,059,806
MFS Research Series                 2,964,228        860,014      2,104,214
BlackRock Global Growth V.I.
 Fund                                  43,734         61,666        (17,932)
BlackRock Large Cap Growth
 V.I. Fund                             24,255         75,424        (51,169)
International Growth Equity            53,497          1,615         51,882
U.S. Mid Cap Value                    217,505         24,616        192,889
Focus Growth                           80,800          7,749         73,051
Capital Opportunities                 501,988         78,122        423,866
Developing Growth                      54,187         12,872         41,315
Flexible Income                        34,348            450         33,898
Dividend Growth                        20,583         13,750          6,833
Global Equity                          43,697         15,635         28,062
Jennison 20/20 Focus Portfolio         28,114         71,758        (43,644)
Jennison Portfolio                     95,448        120,682        (25,234)
Prudential Value Portfolio              3,670         42,439        (38,769)

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
Prudential Series
 International Growth                      --          6,959         (6,959)
Growth and Income                     496,518         47,921        448,597
Comstock                              174,753         18,764        155,989
Wells Fargo Advantage VT Asset
 Allocation Fund                      175,719         85,178         90,541
Wells Fargo Advantage VT Total
 Return Bond Fund                   1,528,437        471,438      1,056,999
Wells Fargo Advantage VT
 Equity Income Fund                   434,414        277,713        156,701
Wells Fargo Advantage VT C&B
 Large Cap Value Fund                 643,483        383,973        259,510
Wells Fargo Advantage VT Large
 Company Core Fund                    209,954         58,590        151,364
Wells Fargo Advantage VT
 International Core Fund              349,220        316,217         33,003
Wells Fargo Advantage VT Large
 Company Growth Fund                  446,796        534,828        (88,032)
Wells Fargo Advantage VT Money
 Market Fund                        4,479,543      2,328,793      2,150,750
Wells Fargo Advantage VT Small
 Cap Growth Fund                      676,943        473,256        203,687
Wells Fargo Advantage VT
 Discovery Fund                        22,976          3,040         19,936
Wells Fargo Advantage VT
 Small/Mid Cap Value Fund              15,830         16,108           (278)
Wells Fargo Advantage VT
 Opportunity Fund                       2,010             24          1,986

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for each series in each Sub-Account that has outstanding units.

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 2008  Lowest contract charges                  118,324       $7.429046          $879,041
    Highest contract charges                      8,609        7.330877            63,109
    Remaining contract charges                1,510,322              --        11,143,573
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 2008  Lowest contract charges                        2        5.163673                 7
    Highest contract charges                      3,121        5.088962            15,885
    Remaining contract charges                2,958,299              --        15,171,835
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 2008  Lowest contract charges                   15,019        6.725040           101,003
    Highest contract charges                      1,297        6.627915             8,598
    Remaining contract charges                  821,205              --         5,479,760
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 2008  Lowest contract charges                    8,071        6.435801            51,946
    Highest contract charges                         81        6.363950               513
    Remaining contract charges                   88,440              --           565,797
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 2008  Lowest contract charges                    2,378        5.477105            13,024
    Highest contract charges                      1,141        5.397825             6,159
    Remaining contract charges                1,065,999              --         5,798,293
AIM V.I. BASIC VALUE FUND
 2008  Lowest contract charges                1,787,631        0.736367         1,316,353
    Highest contract charges                    429,198        0.665662           285,701
    Remaining contract charges              127,377,096              --        88,450,805
 2007  Lowest contract charges                1,750,617        1.539735         2,695,486
    Highest contract charges                    394,205        1.415834           558,128
    Remaining contract charges              156,908,114              --       230,193,431
 2006  Lowest contract charges                1,650,167        1.529265         2,523,543
    Highest contract charges                    119,806        1.430310           171,360
    Remaining contract charges              185,338,421              --       272,750,957
 2005  Lowest contract charges                  550,287        1.362431           749,728
    Highest contract charges                     66,457        1.296106            86,135
    Remaining contract charges              211,003,427              --       279,411,654
 2004  Lowest contract charges                1,518,236        1.316677         1,999,026
    Highest contract charges                     20,775        1.257441            26,124
    Remaining contract charges              223,647,591              --       285,485,629

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 2008  Lowest contract charges                0.69%              1.93%             (28.64)%
    Highest contract charges                  2.04%              3.40%             (29.40)%
    Remaining contract charges                  --                 --                  --
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 2008  Lowest contract charges                  --                 --              (52.18)%
    Highest contract charges                  2.08%                --              (52.73)%
    Remaining contract charges                  --                 --                  --
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 2008  Lowest contract charges                0.61%                --              (37.77)%
    Highest contract charges                  2.09%                --              (38.49)%
    Remaining contract charges                  --                 --                  --
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 2008  Lowest contract charges                0.70%                --              (39.14)%
    Highest contract charges                  1.88%                --              (39.68)%
    Remaining contract charges                  --                 --                  --
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 2008  Lowest contract charges                0.63%                --              (47.70)%
    Highest contract charges                  2.06%                --              (48.31)%
    Remaining contract charges                  --                 --                  --
AIM V.I. BASIC VALUE FUND
 2008  Lowest contract charges                0.85%              0.92%             (52.18)%
    Highest contract charges                  2.56%              0.96%             (52.98)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.85%              0.60%               0.69%
    Highest contract charges                  2.53%              1.23%              (1.01)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              0.55%              12.25%
    Highest contract charges                  2.55%              0.50%              10.35%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.83%              0.30%               9.20%
    Highest contract charges                  2.51%              0.22%               3.08%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.95%                --               10.02%
    Highest contract charges                  2.50%                --                8.27%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND
 2008  Lowest contract charges                       99       $6.563072              $655
    Highest contract charges                    183,914        0.819924           150,796
    Remaining contract charges               57,277,430              --        49,790,095
 2007  Lowest contract charges                  240,838        1.590673           383,095
    Highest contract charges                    166,005        1.462664           242,810
    Remaining contract charges               76,252,144              --       115,420,120
 2006  Lowest contract charges                  152,187        1.432186           217,946
    Highest contract charges                    166,658        1.339498           223,238
    Remaining contract charges               84,839,131              --       116,918,885
 2005  Lowest contract charges                   18,096        1.358807            24,589
    Highest contract charges                     22,308        1.292664            28,837
    Remaining contract charges               37,821,577              --        49,972,771
 2004  Lowest contract charges                  392,765        1.275804           501,092
    Highest contract charges                      5,809        1.218395             7,078
    Remaining contract charges               38,172,286              --        47,219,088
AIM V.I. CORE EQUITY FUND
 2008  Lowest contract charges                      264        7.300601             1,927
    Highest contract charges                      8,058        8.328570            67,115
    Remaining contract charges               23,027,397              --       196,163,465
 2007  Lowest contract charges                   28,980       12.834710           371,955
    Highest contract charges                     12,097       12.230262           147,944
    Remaining contract charges               27,232,610              --       339,039,281
 2006  Lowest contract charges                   21,401       11.972479           256,224
    Highest contract charges                      4,234       11.604187            49,137
    Remaining contract charges               30,864,871              --       362,262,126
 2005  Lowest contract charges                       47       10.346561               484
    Highest contract charges                        260       10.204436             2,651
    Remaining contract charges                  127,941              --         1,311,968
AIM V.I. GOVERNMENT SECURITIES FUND
 2008  Lowest contract charges               16,381,247        1.325847        21,719,028
    Highest contract charges                    995,960        1.198564         1,193,722
    Remaining contract charges              862,944,412              --     1,080,813,725
 2007  Lowest contract charges                6,675,375        1.190613         7,947,789
    Highest contract charges                    455,288        1.094766           498,434
    Remaining contract charges              682,491,850              --       775,202,269
 2006  Lowest contract charges                1,457,536        1.129202         1,645,852
    Highest contract charges                     53,598        1.056100            56,605
    Remaining contract charges              551,803,378              --       599,682,525
 2005  Lowest contract charges                  215,688        1.099804           237,215
    Highest contract charges                     99,525        1.046223           104,125
    Remaining contract charges              468,288,332              --       500,362,178
 2004  Lowest contract charges                1,769,004        1.105472         1,955,584
    Highest contract charges                     72,196        1.055721            76,219
    Remaining contract charges              345,692,677              --       370,398,600

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND
 2008  Lowest contract charges                0.53%                --              (37.46)%
    Highest contract charges                  2.56%                --              (43.94)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.85%                --               11.07%
    Highest contract charges                  2.54%                --                9.20%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              0.12%               5.40%
    Highest contract charges                  2.52%              0.21%               3.62%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.83%              0.18%              15.56%
    Highest contract charges                  2.51%              0.10%               6.10%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.95%                --                5.62%
    Highest contract charges                  2.45%                --                3.94%
    Remaining contract charges                  --                 --                  --
AIM V.I. CORE EQUITY FUND
 2008  Lowest contract charges                0.61%             15.17%             (29.79)%
    Highest contract charges                  2.56%              1.65%             (31.90)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.85%              1.27%               7.20%
    Highest contract charges                  2.51%              2.58%               5.40%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.84%              1.02%              15.72%
    Highest contract charges                  2.53%              0.83%              13.77%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.80%              1.05%               7.33%
    Highest contract charges                  2.44%              4.78%               6.16%
    Remaining contract charges                  --                 --                  --
AIM V.I. GOVERNMENT SECURITIES FUND
 2008  Lowest contract charges                0.85%              5.27%              11.36%
    Highest contract charges                  2.54%              5.42%               9.48%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.84%              6.62%               5.44%
    Highest contract charges                  2.52%              9.25%               3.66%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.86%              9.11%               2.67%
    Highest contract charges                  2.57%              3.89%               0.94%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.83%             13.42%               0.59%
    Highest contract charges                  2.54%              4.07%               0.90%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.95%              3.88%               1.59%
    Highest contract charges                  2.48%             13.47%               0.02%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND
 2008  Lowest contract charges                        1       $6.439210                $8
    Highest contract charges                    158,719        1.289787           204,714
    Remaining contract charges              104,235,059              --       153,561,756
 2007  Lowest contract charges                1,388,135        2.413489         3,350,249
    Highest contract charges                     78,264        2.219333           173,693
    Remaining contract charges               96,217,812              --       222,238,108
 2006  Lowest contract charges                  287,193        2.121749           609,349
    Highest contract charges                      8,560        1.984479            16,988
    Remaining contract charges               49,747,329              --       101,724,383
 2005  Lowest contract charges                   40,858        1.668706            68,180
    Highest contract charges                      8,851        1.587486            14,052
    Remaining contract charges               36,053,535              --        58,438,083
 2004  Lowest contract charges                   88,480        1.445927           127,935
    Highest contract charges                      9,171        1.380892            12,665
    Remaining contract charges               17,817,045              --        24,973,192
AIM V.I. MID CAP CORE EQUITY FUND
 2008  Lowest contract charges                8,072,019        1.291991        10,428,975
    Highest contract charges                    185,708        1.167979           216,904
    Remaining contract charges              181,979,574              --       222,068,791
 2007  Lowest contract charges                5,725,501        1.822898        10,437,004
    Highest contract charges                    239,053        1.676212           400,704
    Remaining contract charges              218,893,496              --       380,535,402
 2006  Lowest contract charges                1,809,505        1.678202         3,036,714
    Highest contract charges                     92,894        1.569599           145,807
    Remaining contract charges              231,072,258              --       373,319,415
 2005  Lowest contract charges                  320,680        1.521487           487,911
    Highest contract charges                     43,428        1.447415            62,858
    Remaining contract charges              256,636,456              --       379,612,312
 2004  Lowest contract charges                2,997,792        1.444712         4,330,946
    Highest contract charges                     33,815        1.379716            46,655
    Remaining contract charges              230,251,882              --       322,495,930
AIM V.I. SMALL CAP EQUITY FUND
 2008  Lowest contract charges                      998        7.574625             7,560
    Highest contract charges                     21,407        9.512314           203,626
    Remaining contract charges               10,647,305              --       104,245,716
 2007  Lowest contract charges                   29,940       15.150787           453,609
    Highest contract charges                     17,619       14.206294           250,300
    Remaining contract charges                7,556,369              --       110,481,110
 2006  Lowest contract charges                   17,931       14.526546           260,478
    Highest contract charges                     11,508       13.854438           159,432
    Remaining contract charges                4,981,707              --        70,408,605
 2005  Lowest contract charges                    1,058       12.475035            13,199
    Highest contract charges                      2,538       12.101844            30,717
    Remaining contract charges                2,482,451              --        30,424,225
 2004  Lowest contract charges                    7,059       11.703215            82,611
    Highest contract charges                     28,440       11.488515           326,730
    Remaining contract charges                1,640,742              --        18,970,224

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND
 2008  Lowest contract charges                  --               0.68%             (37.60)%
    Highest contract charges                  2.55%              0.62%             (41.88)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.84%              0.68%              13.75%
    Highest contract charges                  2.51%              1.21%              11.84%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              1.77%              27.15%
    Highest contract charges                  2.55%              1.02%              25.01%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.83%              2.39%              19.32%
    Highest contract charges                  2.54%              0.66%              14.96%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.95%              0.72%              22.83%
    Highest contract charges                  2.45%              2.94%              20.89%
    Remaining contract charges                  --                 --                  --
AIM V.I. MID CAP CORE EQUITY FUND
 2008  Lowest contract charges                0.85%              1.74%             (29.12)%
    Highest contract charges                  2.56%              1.30%             (30.32)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.84%              0.33%               8.62%
    Highest contract charges                  2.53%              0.38%               6.79%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              1.71%              10.30%
    Highest contract charges                  2.54%              1.97%               8.44%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.83%              1.76%               9.01%
    Highest contract charges                  2.54%              0.57%               4.91%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.95%              0.18%              12.74%
    Highest contract charges                  2.51%              0.49%              10.95%
    Remaining contract charges                  --                 --                  --
AIM V.I. SMALL CAP EQUITY FUND
 2008  Lowest contract charges                0.69%                --              (29.50)%
    Highest contract charges                  2.55%                --              (33.04)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.85%              0.05%               4.30%
    Highest contract charges                  2.54%              0.05%               2.54%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%                --               16.45%
    Highest contract charges                  2.53%                --               14.48%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.83%                --               15.28%
    Highest contract charges                  2.48%                --                5.39%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.94%              0.01%               8.37%
    Highest contract charges                  2.46%              0.01%               6.71%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AIM V.I. LARGE CAP GROWTH FUND
 2008  Lowest contract charges                   30,377       $8.125049          $246,806
    Highest contract charges                     20,836        7.611709           158,601
    Remaining contract charges                3,690,010              --        28,742,332
 2007  Lowest contract charges                   35,007       13.278265           464,831
    Highest contract charges                     27,813       12.652975           351,920
    Remaining contract charges                4,590,027              --        59,046,551
 2006  Lowest contract charges                   16,181       11.580025           187,402
    Highest contract charges                     11,533       11.223754           129,438
    Remaining contract charges                4,538,289              --        51,346,704
 2005  Lowest contract charges                    1,438       10.809125            15,543
    Highest contract charges                        462       10.656209             4,927
    Remaining contract charges                  278,450              --         2,980,691
AIM V.I. CAPITAL DEVELOPMENT FUND
 2008  Lowest contract charges                       43        5.148920               222
    Highest contract charges                     14,798        5.041036            74,595
    Remaining contract charges                  287,452              --         1,528,348
 2007  Lowest contract charges                       33        9.802841               325
    Highest contract charges                      4,650        9.765867            45,409
    Remaining contract charges                    2,676              --            26,159
AIM V.I. POWERSHARES ETF ALLOCATION
 FUND
 2008  Lowest contract charges                    1,299       10.593895            13,760
    Highest contract charges                      3,632       10.571774            38,394
    Remaining contract charges                   19,186              --           203,012
AMERICAN FUNDS GLOBAL BOND FUND
 2008  Lowest contract charges                1,827,767       11.355894        20,755,918
    Highest contract charges                     18,070       10.931491           197,537
    Remaining contract charges               22,445,573              --       249,453,515
 2007  Lowest contract charges                  606,229       11.067360         6,709,350
    Highest contract charges                      1,798       10.836338            19,485
    Remaining contract charges                7,052,304              --        77,121,560
 2006  Lowest contract charges                   15,186       10.218971           155,184
    Highest contract charges                      1,567       10.178409            15,952
    Remaining contract charges                  771,269              --         7,863,526
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 2008  Lowest contract charges                9,970,039        7.143265        71,218,633
    Highest contract charges                     27,718        6.817920           188,976
    Remaining contract charges               51,775,309              --       360,854,467
 2007  Lowest contract charges                6,273,176       12.245550        76,818,487
    Highest contract charges                      6,427       11.888755            76,405
    Remaining contract charges               42,969,011              --       517,939,071
 2006  Lowest contract charges                1,477,347       10.961310        16,193,660
    Highest contract charges                    334,964       10.828350         3,627,102
    Remaining contract charges               17,424,702              --       189,692,748

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
AIM V.I. LARGE CAP GROWTH FUND
 2008  Lowest contract charges                0.85%              0.01%             (38.81)%
    Highest contract charges                  2.56%              0.01%             (39.84)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.84%              0.05%              14.67%
    Highest contract charges                  2.53%              0.06%              12.73%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              0.29%               7.13%
    Highest contract charges                  2.51%              0.92%               5.33%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.82%                --               14.21%
    Highest contract charges                  2.30%                --               12.93%
    Remaining contract charges                  --                 --                  --
AIM V.I. CAPITAL DEVELOPMENT FUND
 2008  Lowest contract charges                0.98%                --              (47.48)%
    Highest contract charges                  2.49%                --              (48.34)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --                 --                2.54%
    Highest contract charges                  0.61%                --                2.35%
    Remaining contract charges                  --                 --                  --
AIM V.I. POWERSHARES ETF ALLOCATION
 FUND
 2008  Lowest contract charges                0.13%                --                4.77%
    Highest contract charges                  0.34%              3.19%               4.58%
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS GLOBAL BOND FUND
 2008  Lowest contract charges                0.85%              5.81%               2.61%
    Highest contract charges                  2.54%              6.12%               0.88%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.84%              6.87%               8.30%
    Highest contract charges                  2.50%             20.18%               6.48%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.21%              1.34%               1.86%
    Highest contract charges                  0.58%              2.08%               1.61%
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 2008  Lowest contract charges                0.85%              2.41%             (41.67)%
    Highest contract charges                  2.55%              2.41%             (42.65)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.84%              2.65%              11.72%
    Highest contract charges                  2.53%              3.47%               9.83%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.63%              1.42%               9.68%
    Highest contract charges                  1.85%              1.13%               8.48%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
 2008  Lowest contract charges                    1,646      $10.837267           $17,838
    Highest contract charges                     62,877        9.236588           580,771
    Remaining contract charges              125,292,314              --     1,227,024,593
 2007  Lowest contract charges                    1,645       15.459201            25,446
    Highest contract charges                     63,959       13.442506           859,763
    Remaining contract charges              141,981,312              --     2,001,549,029
 2006  Lowest contract charges                    9,934       14.588461           144,909
    Highest contract charges                     38,048       12.941607           492,406
    Remaining contract charges              140,345,702              --     1,884,288,119
 2005  Lowest contract charges                   10,469       12.793383           133,928
    Highest contract charges                      8,647       11.578387           100,122
    Remaining contract charges              136,070,664              --     1,619,070,299
 2004  Lowest contract charges                   10,465       11.786704           123,350
    Highest contract charges                      1,641       10.882712            17,854
    Remaining contract charges              125,182,467              --     1,386,250,608
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 2008  Lowest contract charges                   10,381        0.817424             8,485
    Highest contract charges                  1,152,085        0.708958           816,780
    Remaining contract charges              969,763,212              --       725,433,797
 2007  Lowest contract charges                   10,381        1.294501            13,438
    Highest contract charges                  1,056,985        1.145462         1,210,736
    Remaining contract charges            1,110,053,037              --     1,329,579,610
 2006  Lowest contract charges                   10,380        1.275794            13,244
    Highest contract charges                    748,207        1.151721           861,725
    Remaining contract charges            1,160,266,131              --     1,384,897,736
 2005  Lowest contract charges                   14,032        1.092544            15,330
    Highest contract charges                    187,591        1.006214           188,757
    Remaining contract charges            1,190,478,997              --     1,230,927,940
 2004  Lowest contract charges                   14,037        1.024433            14,380
    Highest contract charges                     36,346        0.962536            34,985
    Remaining contract charges            1,131,890,853              --     1,110,725,400

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
 2008  Lowest contract charges                0.55%              2.61%             (29.90)%
    Highest contract charges                  2.55%              2.46%             (31.29)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.55%              0.94%               5.97%
    Highest contract charges                  2.53%              2.83%               3.87%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.55%              2.19%              14.03%
    Highest contract charges                  2.54%              3.44%              11.77%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.55%              2.24%               8.54%
    Highest contract charges                  2.51%              3.69%               6.39%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.55%              2.11%               7.75%
    Highest contract charges                  2.52%              3.02%               5.61%
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 2008  Lowest contract charges                0.55%              2.09%             (36.85)%
    Highest contract charges                  2.55%              2.00%             (38.11)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.55%              2.52%               1.47%
    Highest contract charges                  2.54%              2.77%              (0.54)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.55%              1.24%              16.77%
    Highest contract charges                  2.54%              1.00%              14.46%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.55%              0.99%               6.65%
    Highest contract charges                  2.52%              0.66%               4.54%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.55%              0.70%               9.14%
    Highest contract charges                  2.52%              0.84%               6.98%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
AMERICAN FUNDS BOND FUND
 2008  Lowest contract charges              1,963    $13.354404           $26,210
    Highest contract charges              123,833     11.336185         1,403,798
    Remaining contract charges         85,444,527            --     1,050,899,252
 2007  Lowest contract charges              1,962     14.812776            29,072
    Highest contract charges               90,503     12.828250         1,160,991
    Remaining contract charges         90,331,752            --     1,241,720,539
 2006  Lowest contract charges              4,104     14.414680            59,159
    Highest contract charges               58,187     12.735633           741,051
    Remaining contract charges         81,315,193            --     1,098,503,472
 2005  Lowest contract charges              2,141     13.547855            29,012
    Highest contract charges               19,542     12.211532           238,633
    Remaining contract charges         77,793,401            --       998,579,557
 2004  Lowest contract charges              2,141     13.409593            28,716
    Highest contract charges                7,194     12.331092            88,704
    Remaining contract charges         72,017,916            --       926,234,643
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2008  Lowest contract charges                662     10.185296             6,744
    Highest contract charges               27,500      7.177236           197,374
    Remaining contract charges         46,994,336            --       450,911,787
 2007  Lowest contract charges                662     16.622894            11,005
    Highest contract charges               28,340     11.950746           338,680
    Remaining contract charges         53,002,454            --       839,575,309
 2006  Lowest contract charges                661     14.553542             9,636
    Highest contract charges                2,678     10.674307            28,584
    Remaining contract charges         51,250,515            --       719,382,855
 2005  Lowest contract charges              3,327     12.151586            40,432
    Highest contract charges                7,732      9.092566            70,308
    Remaining contract charges         47,916,919            --       565,434,947
 2004  Lowest contract charges              3,328     10.711021            35,645
    Highest contract charges                5,074      8.176466            41,484
    Remaining contract charges         42,232,422            --       443,900,130

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
AMERICAN FUNDS BOND FUND
 2008  Lowest contract charges         0.55%           5.66%           (9.85)%
    Highest contract charges           2.55%           5.59%          (11.63)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.55%           6.62%            2.76%
    Highest contract charges           2.54%           8.48%            0.73%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.55%           3.05%            6.40%
    Highest contract charges           2.55%           3.26%            4.29%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.55%           3.79%            1.03%
    Highest contract charges           2.53%           3.41%            0.97%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.55%           3.57%            5.14%
    Highest contract charges           2.52%           3.53%            3.06%
    Remaining contract charges           --              --               --
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2008  Lowest contract charges         0.55%           1.85%          (38.73)%
    Highest contract charges           2.55%           1.68%          (39.94)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.55%           2.70%           14.22%
    Highest contract charges           2.48%           4.76%           11.96%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.55%           1.21%           19.77%
    Highest contract charges           2.55%           0.92%           17.40%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.55%           0.67%           13.45%
    Highest contract charges           2.53%           0.52%           11.20%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.55%           0.44%           12.86%
    Highest contract charges           2.52%           0.52%           10.63%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
 2008  Lowest contract charges              3,371     $7.238556           $24,401
    Highest contract charges              335,051      5.694785         1,908,043
    Remaining contract charges        308,553,847            --     2,275,010,322
 2007  Lowest contract charges              3,371     12.990526            43,792
    Highest contract charges              289,804     10.427125         3,021,825
    Remaining contract charges        337,097,888            --     4,511,529,567
 2006  Lowest contract charges              3,371     11.626464            39,192
    Highest contract charges              185,668      9.520749         1,767,698
    Remaining contract charges        333,506,534            --     4,029,775,608
 2005  Lowest contract charges              8,525     10.606836            90,419
    Highest contract charges               65,623      8.861284           581,508
    Remaining contract charges        320,689,791            --     3,557,161,722
 2004  Lowest contract charges              9,193      9.179128            84,386
    Highest contract charges               32,993      7.823331           258,116
    Remaining contract charges        292,097,787            --     2,824,395,891
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2008  Lowest contract charges              3,660      9.714458            35,550
    Highest contract charges              267,518      8.412561         2,250,514
    Remaining contract charges        281,106,745            --     2,495,233,367
 2007  Lowest contract charges              3,659     15.716464            57,513
    Highest contract charges              220,553     13.885894         3,062,571
    Remaining contract charges        310,932,495            --     4,503,647,602
 2006  Lowest contract charges              7,603     15.044453           114,382
    Highest contract charges               97,795     13.560686         1,326,171
    Remaining contract charges        308,732,232            --     4,312,874,045
 2005  Lowest contract charges             14,103     13.131137           185,184
    Highest contract charges               56,514     12.075123           682,419
    Remaining contract charges        299,358,925            --     3,684,213,947
 2004  Lowest contract charges             14,880     12.475956           185,646
    Highest contract charges               22,931     11.704328           268,390
    Remaining contract charges        268,887,815            --     3,177,391,559

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
AMERICAN FUNDS GROWTH FUND
 2008  Lowest contract charges         0.55%           0.83%          (44.28)%
    Highest contract charges           2.55%           0.80%          (45.39)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.55%           0.79%           11.73%
    Highest contract charges           2.54%           0.99%            9.52%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.55%           0.50%            9.61%
    Highest contract charges           2.54%           1.12%            7.44%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.55%           0.70%           15.55%
    Highest contract charges           2.53%           0.92%           13.27%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.55%           0.18%           11.88%
    Highest contract charges           2.53%           0.28%            9.67%
    Remaining contract charges           --              --               --
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2008  Lowest contract charges         0.55%           1.76%          (38.19)%
    Highest contract charges           2.55%           1.71%          (39.42)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.55%           1.10%            4.47%
    Highest contract charges           2.53%           2.35%            2.40%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.55%           1.16%           14.57%
    Highest contract charges           2.55%           1.85%           12.30%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.55%           1.34%            5.25%
    Highest contract charges           2.52%           2.16%            3.17%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.55%           0.89%            9.77%
    Highest contract charges           2.52%           1.44%            7.60%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL
 FUND
 2008  Lowest contract charges              1,572    $10.209922           $16,047
    Highest contract charges               84,339      7.140203           602,197
    Remaining contract charges         74,751,983            --       712,255,476
 2007  Lowest contract charges              1,573     17.738385            27,882
    Highest contract charges               50,789     12.656410           642,813
    Remaining contract charges         82,701,367            --     1,384,143,255
 2006  Lowest contract charges              2,147     14.860722            31,912
    Highest contract charges               31,531     10.817275           341,074
    Remaining contract charges         80,029,572            --     1,136,998,955
 2005  Lowest contract charges              3,909     12.559161            49,090
    Highest contract charges               12,018      9.326581           112,088
    Remaining contract charges         70,327,617            --       854,725,953
 2004  Lowest contract charges              4,397     10.393491            45,696
    Highest contract charges               10,641      7.874120            83,791
    Remaining contract charges         58,012,272            --       590,047,576
AMERICAN FUNDS NEW WORLD FUND
 2008  Lowest contract charges              1,231     17.525901            21,584
    Highest contract charges                3,919     14.217246            55,712
    Remaining contract charges         18,462,266            --       288,663,741
 2007  Lowest contract charges              1,231     30.581586            37,661
    Highest contract charges                5,729     25.310667           145,011
    Remaining contract charges         20,318,733            --       560,291,590
 2006  Lowest contract charges              2,641     23.258443            61,441
    Highest contract charges                  867     19.638252            17,028
    Remaining contract charges         17,176,235            --       364,026,955
 2005  Lowest contract charges              2,642     17.637753            46,593
    Highest contract charges                  890     15.193093            13,522
    Remaining contract charges         13,811,260            --       224,349,908
 2004  Lowest contract charges              2,978     14.688942            43,742
    Highest contract charges                   65     12.908373               840
    Remaining contract charges          9,311,198            --       127,484,428

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
AMERICAN FUNDS INTERNATIONAL
 FUND
 2008  Lowest contract charges         0.55%           1.97%          (42.44)%
    Highest contract charges           2.55%           2.09%          (43.58)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.55%           1.41%           19.36%
    Highest contract charges           2.54%           2.07%           17.00%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.55%           1.22%           18.33%
    Highest contract charges           2.56%           3.88%           15.98%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.55%           1.51%           20.84%
    Highest contract charges           2.54%           1.52%           18.45%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.55%           1.34%           18.66%
    Highest contract charges           2.51%           2.43%           16.32%
    Remaining contract charges           --              --               --
AMERICAN FUNDS NEW WORLD FUND
 2008  Lowest contract charges         0.55%           1.52%          (42.69)%
    Highest contract charges           2.57%           1.32%          (43.83)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.55%           2.60%           31.49%
    Highest contract charges           2.50%           3.71%           28.89%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.55%           1.54%           31.87%
    Highest contract charges           2.55%           1.55%           29.26%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.55%           1.21%           20.08%
    Highest contract charges           2.52%           0.21%           17.70%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.55%           1.98%           18.15%
    Highest contract charges           2.52%             --            15.81%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2008  Lowest contract charges          1,211,357    $11.177252       $13,539,641
    Highest contract charges               30,599      7.836227           239,781
    Remaining contract charges         23,823,127            --       232,978,036
 2007  Lowest contract charges            805,280     24.253651        19,530,981
    Highest contract charges               15,547     17.296552           268,916
    Remaining contract charges         29,235,363            --       628,184,794
 2006  Lowest contract charges            383,602     20.144150         7,727,336
    Highest contract charges                2,742     14.612053            40,060
    Remaining contract charges         27,984,064            --       505,443,276
 2005  Lowest contract charges             82,700     16.376893         1,354,370
    Highest contract charges                1,303     12.083008            15,738
    Remaining contract charges         25,832,873            --       384,172,768
 2004  Lowest contract charges            471,158     13.406321         6,316,499
    Highest contract charges                  365      9.888098             3,606
    Remaining contract charges         20,236,417            --       243,974,997
FIDELITY VIP GROWTH PORTFOLIO
 2008  Lowest contract charges              2,456      5.886127            14,454
    Highest contract charges                1,106      5.800294             6,414
    Remaining contract charges            400,231            --         2,337,520
FIDELITY VIP CONTRAFUND
 PORTFOLIO
 2008  Lowest contract charges             20,429      6.384129           130,423
    Highest contract charges                3,637      6.291088            22,879
    Remaining contract charges          6,658,526            --        42,225,443
FIDELITY VIP MID CAP PORTFOLIO
 2008  Lowest contract charges              4,770      6.466418            30,843
    Highest contract charges                4,995      6.372199            31,832
    Remaining contract charges          4,176,980            --        26,818,505
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2008  Lowest contract charges              1,949      5.368003            10,460
    Highest contract charges                1,056      5.307455             5,604
    Remaining contract charges            418,697            --         2,229,299
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2008  Lowest contract charges             11,709      6.404294            74,982
    Highest contract charges                7,979      6.356132            50,718
    Remaining contract charges            124,037            --           790,334

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2008  Lowest contract charges         0.85%             --           (53.92)%
    Highest contract charges           2.56%             --           (54.70)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%           3.18%           20.40%
    Highest contract charges           2.51%           4.16%           18.37%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           0.45%           23.00%
    Highest contract charges           2.56%           0.43%           20.93%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.83%           0.33%           24.21%
    Highest contract charges           2.54%           0.52%           22.20%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.95%             --            19.74%
    Highest contract charges           2.53%             --            17.84%
    Remaining contract charges           --              --               --
FIDELITY VIP GROWTH PORTFOLIO
 2008  Lowest contract charges         0.63%           0.87%          (43.10)%
    Highest contract charges           2.03%           2.52%          (43.76)%
    Remaining contract charges           --              --               --
FIDELITY VIP CONTRAFUND
 PORTFOLIO
 2008  Lowest contract charges         0.62%           3.04%          (39.91)%
    Highest contract charges           2.07%           2.19%          (40.61)%
    Remaining contract charges           --              --               --
FIDELITY VIP MID CAP PORTFOLIO
 2008  Lowest contract charges         0.63%           0.16%          (37.02)%
    Highest contract charges           2.06%           0.33%          (37.75)%
    Remaining contract charges           --              --               --
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2008  Lowest contract charges         0.69%           4.57%          (48.73)%
    Highest contract charges           1.83%           0.79%          (49.20)%
    Remaining contract charges           --              --               --
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2008  Lowest contract charges         1.03%           1.62%          (37.82)%
    Highest contract charges           1.78%           1.28%          (38.19)%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2008  Lowest contract charges          2,483,337    $11.000356       $27,317,592
    Highest contract charges               47,101     10.091165           475,300
    Remaining contract charges         60,760,520            --       639,017,858
 2007  Lowest contract charges          2,265,784     15.218488        34,481,810
    Highest contract charges               32,174     14.200576           456,892
    Remaining contract charges         67,758,568            --       994,511,862
 2006  Lowest contract charges          1,203,344     15.772306        18,979,513
    Highest contract charges               24,105     14.969769           360,840
    Remaining contract charges         56,083,485            --       860,163,006
 2005  Lowest contract charges            295,756     13.581424         4,016,791
    Highest contract charges               16,010     13.111329           209,916
    Remaining contract charges         40,415,782            --       538,698,169
 2004  Lowest contract charges            550,441     13.343129         7,344,611
    Highest contract charges              581,258     13.010868         7,562,677
    Remaining contract charges         25,896,626            --       339,993,076
FRANKLIN INCOME SECURITIES FUND
 2008  Lowest contract charges              1,785     11.827442            21,122
    Highest contract charges               79,343     10.385353           824,002
    Remaining contract charges        165,051,258            --     1,751,274,921
 2007  Lowest contract charges              1,786     16.906515            30,193
    Highest contract charges               59,907     15.145488           907,319
    Remaining contract charges        167,798,405            --     2,642,967,669
 2006  Lowest contract charges              3,241     16.384241            53,100
    Highest contract charges               39,490     14.974072           591,333
    Remaining contract charges        133,205,895            --     2,053,981,822
 2005  Lowest contract charges              1,455     13.933173            20,273
    Highest contract charges               22,353     12.991094           290,384
    Remaining contract charges        104,320,354            --     1,383,599,497
 2004  Lowest contract charges            863,574     13.642332        11,781,159
    Highest contract charges              861,993     13.122761        11,311,726
    Remaining contract charges         65,655,124            --       872,856,079

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2008  Lowest contract charges         0.85%           1.86%          (27.72)%
    Highest contract charges           2.55%           1.89%          (28.94)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%           2.26%           (3.51)%
    Highest contract charges           2.54%           2.06%           (5.14)%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           0.97%           16.13%
    Highest contract charges           2.55%           1.04%           14.17%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.83%           0.18%            5.93%
    Highest contract charges           2.48%             --             0.82%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.94%           0.57%            9.95%
    Highest contract charges           2.47%           0.59%            8.26%
    Remaining contract charges           --              --               --
FRANKLIN INCOME SECURITIES FUND
 2008  Lowest contract charges         0.55%           5.39%          (30.04)%
    Highest contract charges           2.55%           5.91%          (31.43)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.55%           2.85%            3.19%
    Highest contract charges           2.54%           2.79%            1.15%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.55%           2.59%           17.59%
    Highest contract charges           2.55%           3.36%           15.26%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.55%           3.89%            1.05%
    Highest contract charges           2.47%           2.41%            0.95%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.94%           2.87%           12.78%
    Highest contract charges           2.48%           2.81%           11.05%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
 2008  Lowest contract charges            197,966     $8.326926        $1,648,444
    Highest contract charges                8,543      7.561687            64,600
    Remaining contract charges         15,761,692            --       124,251,796
 2007  Lowest contract charges            180,106     12.827021         2,310,220
    Highest contract charges               10,283     11.848456           121,833
    Remaining contract charges         17,933,407            --       219,924,132
 2006  Lowest contract charges            114,705     12.177757         1,396,849
    Highest contract charges                3,973     11.441566            45,458
    Remaining contract charges         17,940,554            --       210,823,420
 2005  Lowest contract charges             27,069     11.074918           299,782
    Highest contract charges                3,130     10.583797            33,128
    Remaining contract charges         14,725,042            --       158,900,875
 2004  Lowest contract charges             26,893     11.174616           300,520
    Highest contract charges                1,209     10.743408            12,994
    Remaining contract charges          9,246,790            --       100,640,664
FRANKLIN GLOBAL REAL ESTATE
 SECURITIES FUND
 2008  Lowest contract charges             11,812     15.081477           178,130
    Highest contract charges               13,309     10.604290           141,137
    Remaining contract charges            760,753            --         9,156,563
 2007  Lowest contract charges             18,237     26.430064           482,022
    Highest contract charges                8,193     18.884833           154,718
    Remaining contract charges            999,677            --        21,238,501
 2006  Lowest contract charges             21,593     33.716717           728,059
    Highest contract charges                8,252     24.480398           202,010
    Remaining contract charges          1,307,936            --        35,733,744
 2005  Lowest contract charges             31,171     28.226888           879,850
    Highest contract charges                  504     20.824893            10,496
    Remaining contract charges          1,660,419            --        38,158,886
 2004  Lowest contract charges             32,236     25.112355           809,528
    Highest contract charges               12,414     18.854076           234,060
    Remaining contract charges          1,975,381            --        40,655,416

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
 2008  Lowest contract charges         0.85%           1.28%          (35.08)%
    Highest contract charges           2.56%           1.33%          (36.18)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%           0.74%            5.33%
    Highest contract charges           2.53%           0.46%            3.56%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           0.71%            9.96%
    Highest contract charges           2.55%           0.79%            8.11%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.83%             --             4.27%
    Highest contract charges           2.52%           0.46%            1.49%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.94%           0.46%            6.91%
    Highest contract charges           2.48%           0.23%            5.22%
    Remaining contract charges           --              --               --
FRANKLIN GLOBAL REAL ESTATE
 SECURITIES FUND
 2008  Lowest contract charges         0.96%           1.08%          (42.94)%
    Highest contract charges           2.54%           1.06%          (43.85)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.95%           2.28%          (21.61)%
    Highest contract charges           2.55%           2.26%          (22.86)%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.95%           2.09%           19.45%
    Highest contract charges           2.56%           0.63%           17.55%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.95%           1.40%           12.40%
    Highest contract charges           2.51%             --            10.62%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.95%           1.93%           30.56%
    Highest contract charges           2.39%           1.96%           28.68%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2008  Lowest contract charges             10,880     $6.485092           $70,557
    Highest contract charges               87,594      4.482015           392,597
    Remaining contract charges         33,273,162            --       208,571,469
 2007  Lowest contract charges            242,924     14.408266         3,500,098
    Highest contract charges               52,838      7.996026           422,497
    Remaining contract charges         35,243,495            --       389,269,626
 2006  Lowest contract charges            139,855     13.062801         1,826,906
    Highest contract charges               14,304      7.373627           105,471
    Remaining contract charges         36,485,205            --       368,889,027
 2005  Lowest contract charges             44,613     12.120647           540,744
    Highest contract charges               12,357      6.959172            85,996
    Remaining contract charges         36,883,532            --       346,380,306
 2004  Lowest contract charges            199,676     11.869463         2,370,052
    Highest contract charges                9,454      6.812757            64,408
    Remaining contract charges         38,719,405            --       350,044,426
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2008  Lowest contract charges             77,654      6.154292           477,909
    Highest contract charges                  487      6.021529             2,931
    Remaining contract charges          8,300,669            --        52,080,022
 2007  Lowest contract charges              1,818      9.266350            16,846
    Highest contract charges               34,139      9.231379           315,147
    Remaining contract charges             41,968            --           387,993
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2008  Lowest contract charges                761      8.776149             6,668
    Highest contract charges               45,738     12.729023           582,206
    Remaining contract charges         50,026,121            --       651,746,875
 2007  Lowest contract charges          1,355,486     16.963013        22,993,124
    Highest contract charges               28,608     14.676700           419,865
    Remaining contract charges         45,030,898            --       700,436,872
 2006  Lowest contract charges            552,158     16.108811         8,894,602
    Highest contract charges               27,181     14.176524           385,337
    Remaining contract charges         39,753,287            --       592,393,087
 2005  Lowest contract charges            150,979     14.972815         2,260,587
    Highest contract charges                9,980     13.402661           133,754
    Remaining contract charges         35,257,734            --       492,887,724
 2004  Lowest contract charges            366,668     15.102795         5,537,709
    Highest contract charges                1,721     13.514956            23,264
    Remaining contract charges         26,903,181            --       376,103,302

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2008  Lowest contract charges         0.63%             --           (39.50)%
    Highest contract charges           2.55%             --           (43.95)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%             --            10.30%
    Highest contract charges           2.53%             --             8.44%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%             --             7.77%
    Highest contract charges           2.55%             --             5.96%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.83%             --            15.29%
    Highest contract charges           2.54%             --             2.15%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.95%             --            10.42%
    Highest contract charges           2.53%             --             8.67%
    Remaining contract charges           --              --               --
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2008  Lowest contract charges         0.84%           1.00%          (33.59)%
    Highest contract charges           2.42%             --           (34.71)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.15%             --             0.06%
    Highest contract charges           0.57%             --            (0.12)%
    Remaining contract charges           --              --               --
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2008  Lowest contract charges         0.62%           0.10%          (13.94)%
    Highest contract charges           2.55%           7.08%          (13.27)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.84%           4.87%            5.30%
    Highest contract charges           2.54%           5.18%            3.53%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           4.25%            7.59%
    Highest contract charges           2.55%           4.58%            5.77%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.83%           1.02%            2.59%
    Highest contract charges           2.50%           2.12%            0.83%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.95%           3.12%            8.97%
    Highest contract charges           2.50%           1.66%            7.25%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 2008  Lowest contract charges              1,621    $11.313602           $18,338
    Highest contract charges               80,419     10.174951           818,264
    Remaining contract charges        105,083,546            --     1,104,108,920
 2007  Lowest contract charges              1,651     18.115531            29,900
    Highest contract charges               97,406     16.597302         1,616,678
    Remaining contract charges        114,053,802            --     1,977,118,234
 2006  Lowest contract charges              1,574     17.629377            27,748
    Highest contract charges               49,495     16.453485           814,361
    Remaining contract charges        103,197,957            --     1,746,359,076
 2005  Lowest contract charges              1,273     15.111786            19,239
    Highest contract charges               26,740     14.257743           381,253
    Remaining contract charges         90,680,042            --     1,313,048,173
 2004  Lowest contract charges              1,316     13.744675            18,091
    Highest contract charges               20,101     13.229769           265,933
    Remaining contract charges         73,985,912            --       983,776,433
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2008  Lowest contract charges            129,914     14.404613         1,871,353
    Highest contract charges                4,409     12.027511            53,033
    Remaining contract charges          9,330,642            --       110,681,018
 2007  Lowest contract charges            130,970     30.661983         4,015,834
    Highest contract charges                4,194     26.042533           109,212
    Remaining contract charges         10,656,041            --       295,157,734
 2006  Lowest contract charges             85,986     23.955722         2,059,862
    Highest contract charges                1,373     20.695292            28,417
    Remaining contract charges         10,091,166            --       219,459,471
 2005  Lowest contract charges             13,107     18.811427           246,563
    Highest contract charges                1,887     16.529708            31,194
    Remaining contract charges          8,892,773            --       152,409,610
 2004  Lowest contract charges             48,759     15.109178           736,710
    Highest contract charges                  594     13.272221             7,881
    Remaining contract charges          5,274,548            --        72,232,825

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
MUTUAL SHARES SECURITIES FUND
 2008  Lowest contract charges         0.70%           3.12%          (37.55)%
    Highest contract charges           2.56%           2.94%          (38.70)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.70%           1.40%            2.76%
    Highest contract charges           2.54%           1.12%            0.87%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.70%           1.31%           17.55%
    Highest contract charges           2.54%           1.26%           15.40%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.55%           0.88%            9.95%
    Highest contract charges           2.53%           0.88%            7.77%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.55%           0.77%           12.01%
    Highest contract charges           2.52%           0.50%            9.80%
    Remaining contract charges           --              --               --
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2008  Lowest contract charges         0.85%           3.06%          (53.02)%
    Highest contract charges           2.57%           3.02%          (53.82)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%           2.31%           27.99%
    Highest contract charges           2.51%           1.63%           25.84%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           1.28%           27.35%
    Highest contract charges           2.55%           1.30%           25.20%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.83%           0.20%           27.62%
    Highest contract charges           2.53%           0.65%           24.54%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.95%           1.78%           23.65%
    Highest contract charges           2.52%             --            21.69%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES
 FUND
 2008  Lowest contract charges            608,959     $9.905208        $6,031,862
    Highest contract charges               27,716      8.211268           227,585
    Remaining contract charges         43,759,162            --       385,067,241
 2007  Lowest contract charges            574,387     16.755358         9,624,063
    Highest contract charges               28,114     14.128636           397,214
    Remaining contract charges         50,188,589            --       756,523,925
 2006  Lowest contract charges            300,884     14.636053         4,403,749
    Highest contract charges                3,538     12.553109            44,416
    Remaining contract charges         52,349,740            --       694,950,519
 2005  Lowest contract charges             95,831     12.154452         1,164,773
    Highest contract charges               10,268     10.603352           108,873
    Remaining contract charges         46,989,912            --       522,348,665
 2004  Lowest contract charges            253,723     11.321045         2,872,413
    Highest contract charges                8,289      9.873173            81,842
    Remaining contract charges         34,440,721            --       353,186,213
TEMPLETON GLOBAL ASSET
 ALLOCATION FUND
 2008  Lowest contract charges             39,529     13.972496           552,319
    Highest contract charges                1,177     11.405138            13,426
    Remaining contract charges            633,102            --         8,069,741
 2007  Lowest contract charges             45,246     18.832232           852,076
    Highest contract charges                2,637     16.500507            43,512
    Remaining contract charges            773,856            --        13,336,444
 2006  Lowest contract charges             47,770     17.281807           825,542
    Highest contract charges                2,013     15.355498            30,913
    Remaining contract charges            924,873            --        14,725,765
 2005  Lowest contract charges             52,513     14.405588           756,480
    Highest contract charges                2,357     12.980266            30,598
    Remaining contract charges          1,020,278            --        13,598,452
 2004  Lowest contract charges             65,767     14.043980           923,633
    Highest contract charges                2,738     12.832838            35,141
    Remaining contract charges          1,123,966            --        14,680,562

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
TEMPLETON FOREIGN SECURITIES
 FUND
 2008  Lowest contract charges         0.85%           2.45%          (40.88)%
    Highest contract charges           2.56%           2.32%          (41.88)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%           1.84%           14.48%
    Highest contract charges           2.52%           0.76%           12.55%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           1.18%           20.42%
    Highest contract charges           2.55%           1.30%           18.39%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.83%           0.22%           12.21%
    Highest contract charges           2.54%           1.28%            7.40%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.95%           0.97%           17.41%
    Highest contract charges           2.50%           0.27%           15.55%
    Remaining contract charges           --              --               --
TEMPLETON GLOBAL ASSET
 ALLOCATION FUND
 2008  Lowest contract charges         0.95%          10.27%          (25.81)%
    Highest contract charges           2.37%             --           (26.88)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.95%          17.44%            8.97%
    Highest contract charges           2.34%          16.38%            7.46%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.95%           7.12%           19.97%
    Highest contract charges           2.35%           6.75%           18.30%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.95%           3.79%            2.58%
    Highest contract charges           2.34%           3.52%            1.15%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.95%           2.78%           14.63%
    Highest contract charges           2.33%           2.60%           13.03%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
 2008  Lowest contract charges          3,524,369     $9.996674       $35,231,964
    Highest contract charges               51,024      8.149626           415,825
    Remaining contract charges         59,926,254            --       522,436,182
 2007  Lowest contract charges          3,197,772     17.480379        55,898,276
    Highest contract charges               55,140     14.495551           799,279
    Remaining contract charges         68,763,989            --     1,072,977,291
 2006  Lowest contract charges          1,508,979     17.225283        25,992,594
    Highest contract charges               54,456     14.528955           791,187
    Remaining contract charges         62,116,306            --       961,388,720
 2005  Lowest contract charges            327,924     14.262017         4,676,861
    Highest contract charges               19,939     12.235707           243,969
    Remaining contract charges         51,883,575            --       670,295,196
 2004  Lowest contract charges            333,523     13.443331         4,483,660
    Highest contract charges              779,824     11.535531         8,995,682
    Remaining contract charges         32,731,295            --       395,432,347
MUTUAL DISCOVERY SECURITIES FUND
 2008  Lowest contract charges                936     16.272435            15,236
    Highest contract charges               34,600     14.666576           507,460
    Remaining contract charges         34,520,186            --       509,953,837
 2007  Lowest contract charges                937     22.904210            21,444
    Highest contract charges               41,910     21.030000           881,367
    Remaining contract charges         35,005,065            --       762,905,320
 2006  Lowest contract charges                936     20.621663            19,308
    Highest contract charges               35,700     19.287666           688,563
    Remaining contract charges         25,910,591            --       512,602,236
 2005  Lowest contract charges              1,392     16.943447            23,589
    Highest contract charges               21,916     16.078683           352,384
    Remaining contract charges         16,703,338            --       272,994,516
 2004  Lowest contract charges              1,052     14.691110            15,450
    Highest contract charges              220,966     14.229936         3,144,325
    Remaining contract charges          7,107,621            --       102,058,758
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2008  Lowest contract charges            242,571      7.981607         1,936,101
    Highest contract charges                1,054      7.477473             7,880
    Remaining contract charges          5,019,032            --        38,472,672
 2007  Lowest contract charges            172,698     12.444192         2,149,095
    Highest contract charges                  419     11.858630             4,966
    Remaining contract charges          4,835,426            --        58,491,948
 2006  Lowest contract charges            124,377     10.978096         1,365,434
    Highest contract charges                3,918     10.640852            41,687
    Remaining contract charges          3,071,098            --        33,097,908
 2005  Lowest contract charges             28,326     10.524182           298,107
    Highest contract charges               37,449     10.380183           388,732
    Remaining contract charges          1,411,380            --        14,725,202

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
 2008  Lowest contract charges         0.85%           1.82%          (42.81)%
    Highest contract charges           2.56%           1.86%          (43.78)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%           1.27%            1.48%
    Highest contract charges           2.54%           1.36%           (0.23)%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           1.18%           20.78%
    Highest contract charges           2.54%           1.32%           18.74%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.83%           0.19%            9.79%
    Highest contract charges           2.50%           1.10%            6.12%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.95%           1.08%           14.93%
    Highest contract charges           2.45%           0.79%           13.16%
    Remaining contract charges           --              --               --
MUTUAL DISCOVERY SECURITIES FUND
 2008  Lowest contract charges         0.70%           2.24%          (28.95)%
    Highest contract charges           2.56%           2.13%          (30.26)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.70%           1.44%           11.07%
    Highest contract charges           2.54%           1.40%            9.03%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.74%             --            22.20%
    Highest contract charges           2.55%           1.07%           19.96%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.55%           1.32%           15.33%
    Highest contract charges           2.49%           0.97%           13.05%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.54%           1.26%           17.55%
    Highest contract charges           2.43%           0.47%           15.28%
    Remaining contract charges           --              --               --
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2008  Lowest contract charges         0.85%           0.12%          (35.86)%
    Highest contract charges           2.55%           0.15%          (36.95)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%           0.12%           13.36%
    Highest contract charges           2.56%           0.16%           11.44%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           0.01%            4.31%
    Highest contract charges           2.54%           0.01%            2.55%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.83%           0.29%           11.76%
    Highest contract charges           2.46%           0.23%           10.55%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 2008  Lowest contract charges                  209,780       $7.585679        $1,591,323
    Highest contract charges                        748        7.106541             5,318
    Remaining contract charges                2,581,347              --        18,865,011
 2007  Lowest contract charges                  163,353       11.800600         1,927,666
    Highest contract charges                     10,846       11.245329           121,963
    Remaining contract charges                2,323,985              --        26,682,443
 2006  Lowest contract charges                  110,926       11.932502         1,323,618
    Highest contract charges                        892       11.566035            10,321
    Remaining contract charges                1,414,981              --        16,584,457
 2005  Lowest contract charges                   29,922       10.357740           309,923
    Highest contract charges                     14,570       10.215971           148,845
    Remaining contract charges                  481,637              --         4,949,665
TEMPLETON GLOBAL INCOME SECURITIES
 FUND
 2008  Lowest contract charges                    7,641        9.963562            76,130
    Highest contract charges                        188        9.818817             1,842
    Remaining contract charges                3,930,465              --        38,886,956
HARTFORD ADVISERS HLS FUND
 2008  Lowest contract charges                      567        7.252987             4,109
    Highest contract charges                      6,243        7.150381            44,641
    Remaining contract charges                  485,135              --         3,496,380
HARTFORD LARGECAP GROWTH HLS FUND
 2008  Lowest contract charges                   13,898        6.336099            88,054
    Highest contract charges                      7,439        6.285822            46,762
    Remaining contract charges                   77,852              --           491,102
HARTFORD TOTAL RETURN BOND HLS FUND
 2008  Lowest contract charges                    8,599        9.067679            77,970
    Highest contract charges                      4,569        8.935942            40,831
    Remaining contract charges               24,765,646              --       223,239,155
HARTFORD CAPITAL APPRECIATION HLS FUND
 2008  Lowest contract charges                   32,068        5.866837           188,140
    Highest contract charges                      9,022        5.781273            52,158
    Remaining contract charges               43,631,863              --       254,407,326
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2008  Lowest contract charges                   11,950        7.190301            85,930
    Highest contract charges                      1,233        7.085590             8,734
    Remaining contract charges               22,084,689              --       157,847,875

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 2008  Lowest contract charges                0.85%                --              (35.72)%
    Highest contract charges                  2.56%                --              (36.81)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.85%              1.84%              (1.11)%
    Highest contract charges                  2.51%              3.71%              (2.77)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              1.99%              15.20%
    Highest contract charges                  2.53%              1.48%              13.26%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.82%              2.27%               6.61%
    Highest contract charges                  2.44%              2.19%               5.44%
    Remaining contract charges                  --                 --                  --
TEMPLETON GLOBAL INCOME SECURITIES
 FUND
 2008  Lowest contract charges                0.62%                --                0.43%
    Highest contract charges                  2.07%                --               (0.73)%
    Remaining contract charges                  --                 --                  --
HARTFORD ADVISERS HLS FUND
 2008  Lowest contract charges                0.62%              5.42%             (30.45)%
    Highest contract charges                  2.02%              6.98%             (31.24)%
    Remaining contract charges                  --                 --                  --
HARTFORD LARGECAP GROWTH HLS FUND
 2008  Lowest contract charges                1.04%              2.72%             (39.03)%
    Highest contract charges                  1.82%              5.44%             (39.42)%
    Remaining contract charges                  --                 --                  --
HARTFORD TOTAL RETURN BOND HLS FUND
 2008  Lowest contract charges                0.61%             29.92%              (8.93)%
    Highest contract charges                  2.06%             16.36%              (9.98)%
    Remaining contract charges                  --                 --                  --
HARTFORD CAPITAL APPRECIATION HLS FUND
 2008  Lowest contract charges                0.62%              6.32%             (44.63)%
    Highest contract charges                  2.07%              5.62%             (45.28)%
    Remaining contract charges                  --                 --                  --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2008  Lowest contract charges                0.61%              9.11%             (31.52)%
    Highest contract charges                  2.08%              6.04%             (32.31)%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD FUNDAMENTAL GROWTH HLS FUND
 2008  Lowest contract charges                    4,839       $6.255782           $30,276
    Highest contract charges                      1,127        6.169794             6,952
    Remaining contract charges                  138,032              --           856,852
HARTFORD GLOBAL EQUITY HLS FUND
 2008  Lowest contract charges                       82        6.173557               508
    Highest contract charges                        126        6.106590               768
    Remaining contract charges                   30,740              --           188,992
HARTFORD GLOBAL GROWTH HLS FUND
 2008  Lowest contract charges                    1,579        5.407566             8,536
    Highest contract charges                      1,148        5.333167             6,121
    Remaining contract charges                  123,232              --           661,737
HARTFORD DISCIPLINED EQUITY HLS FUND
 2008  Lowest contract charges                        3        6.866486                22
    Highest contract charges                      3,409        6.766446            23,064
    Remaining contract charges                3,985,623              --        27,177,996
HARTFORD GROWTH HLS FUND
 2008  Lowest contract charges                  262,769        6.607896         1,736,347
    Highest contract charges                      2,369        6.519796            15,445
    Remaining contract charges                  253,045              --         1,662,768
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 2008  Lowest contract charges                    5,266        6.080213            32,015
    Highest contract charges                      5,225        5.991598            31,308
    Remaining contract charges                7,998,131              --        48,303,140
HARTFORD HIGH YIELD HLS FUND
 2008  Lowest contract charges                    2,663        7.677483            20,447
    Highest contract charges                     15,408        7.575364           116,722
    Remaining contract charges                  423,298              --         3,228,626
HARTFORD INTERNATIONAL GROWTH HLS FUND
 2008  Lowest contract charges                   13,041        4.903365            63,946
    Highest contract charges                      1,175        4.835870             5,680
    Remaining contract charges                  393,586              --         1,916,203
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 2008  Lowest contract charges                    2,203        6.277231            13,832
    Highest contract charges                      2,521        6.185773            15,595
    Remaining contract charges                1,926,222              --        12,009,502
HARTFORD MIDCAP GROWTH HLS FUND
 2008  Lowest contract charges                   52,975        5.770819           305,711
    Highest contract charges                      2,648        5.693823            15,076
    Remaining contract charges                  353,762              --         2,028,267

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD FUNDAMENTAL GROWTH HLS FUND
 2008  Lowest contract charges                0.70%              0.05%             (41.44)%
    Highest contract charges                  2.06%                --              (42.09)%
    Remaining contract charges                  --                 --                  --
HARTFORD GLOBAL EQUITY HLS FUND
 2008  Lowest contract charges                1.01%                --              (41.13)%
    Highest contract charges                  1.99%              5.46%             (41.64)%
    Remaining contract charges                  --                 --                  --
HARTFORD GLOBAL GROWTH HLS FUND
 2008  Lowest contract charges                0.71%              1.04%             (48.61)%
    Highest contract charges                  2.06%              1.65%             (49.17)%
    Remaining contract charges                  --                 --                  --
HARTFORD DISCIPLINED EQUITY HLS FUND
 2008  Lowest contract charges                  --               1.65%             (33.10)%
    Highest contract charges                  2.06%              3.79%             (33.88)%
    Remaining contract charges                  --                 --                  --
HARTFORD GROWTH HLS FUND
 2008  Lowest contract charges                0.69%              1.29%             (38.00)%
    Highest contract charges                  2.05%              0.47%             (38.66)%
    Remaining contract charges                  --                 --                  --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 2008  Lowest contract charges                0.63%              0.66%             (40.36)%
    Highest contract charges                  2.07%              1.19%             (41.05)%
    Remaining contract charges                  --                 --                  --
HARTFORD HIGH YIELD HLS FUND
 2008  Lowest contract charges                0.69%             46.73%             (25.94)%
    Highest contract charges                  2.01%             40.66%             (26.72)%
    Remaining contract charges                  --                 --                  --
HARTFORD INTERNATIONAL GROWTH HLS FUND
 2008  Lowest contract charges                0.71%              3.08%             (51.51)%
    Highest contract charges                  2.06%              2.44%             (52.04)%
    Remaining contract charges                  --                 --                  --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 2008  Lowest contract charges                0.61%              8.47%             (39.78)%
    Highest contract charges                  2.05%              7.20%             (40.48)%
    Remaining contract charges                  --                 --                  --
HARTFORD MIDCAP GROWTH HLS FUND
 2008  Lowest contract charges                0.70%              1.25%             (43.74)%
    Highest contract charges                  2.02%              1.58%             (44.34)%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2008  Lowest contract charges                   32,714      $10.087274          $329,991
    Highest contract charges                    905,927        1.030094           933,190
    Remaining contract charges            1,375,828,315              --     1,645,081,568
 2007  Lowest contract charges                3,141,794        1.185236         3,723,765
    Highest contract charges                    167,210        1.034643           173,002
    Remaining contract charges              580,085,723              --       641,218,095
 2006  Lowest contract charges                      923        1.122600             1,036
    Highest contract charges                    121,155        1.011338           122,529
    Remaining contract charges              350,195,987              --       376,339,993
 2005  Lowest contract charges                  452,963        1.097140           496,964
    Highest contract charges                     44,659        0.990846            44,250
    Remaining contract charges              256,059,371              --       266,952,857
 2004  Lowest contract charges                  550,277        1.094675           602,374
    Highest contract charges                     21,189        0.988311            20,941
    Remaining contract charges              215,522,157              --       223,216,098
HARTFORD SMALL COMPANY HLS FUND
 2008  Lowest contract charges                   22,783        6.686452           152,336
    Highest contract charges                      7,741        6.597309            51,071
    Remaining contract charges                  872,940              --         5,799,915
HARTFORD SMALLCAP GROWTH HLS FUND
 2008  Lowest contract charges                    2,899        6.938674            20,118
    Highest contract charges                      1,123        6.846178             7,686
    Remaining contract charges                  210,683              --         1,451,405
HARTFORD STOCK HLS FUND
 2008  Lowest contract charges                      559        6.289721             3,514
    Highest contract charges                        322        6.200603             1,997
    Remaining contract charges                  124,214              --           775,916
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 2008  Lowest contract charges                   68,844        9.656858           664,817
    Highest contract charges                        226        9.524540             2,149
    Remaining contract charges                2,869,294              --        27,515,217
HARTFORD VALUE HLS FUND
 2008  Lowest contract charges                   13,602        7.122333            96,875
    Highest contract charges                      1,048        7.042157             7,378
    Remaining contract charges                  473,399              --         3,346,888
HARTFORD VALUE OPPORTUNITIES HLS FUND
 2008  Lowest contract charges                    1,183        6.395260             7,567
    Highest contract charges                        365        6.301984             2,299
    Remaining contract charges                  258,604              --         1,640,185
HARTFORD EQUITY INCOME HLS FUND
 2008  Lowest contract charges                   30,043        7.747694           232,766
    Highest contract charges                      2,874        7.644494            21,968
    Remaining contract charges                  207,830              --         1,600,131

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2008  Lowest contract charges                0.57%              0.49%               0.60%
    Highest contract charges                  2.54%              1.65%              (0.44)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.85%              4.77%               4.06%
    Highest contract charges                  2.54%              4.83%               2.30%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.25%              2.57%               4.13%
    Highest contract charges                  2.55%              4.85%               2.07%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.83%              3.34%               1.54%
    Highest contract charges                  2.52%              2.94%               0.26%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.96%              0.97%               0.01%
    Highest contract charges                  2.47%              1.43%               1.60%
    Remaining contract charges                  --                 --                  --
HARTFORD SMALL COMPANY HLS FUND
 2008  Lowest contract charges                0.70%              0.45%             (36.17)%
    Highest contract charges                  2.03%              0.32%             (36.85)%
    Remaining contract charges                  --                 --                  --
HARTFORD SMALLCAP GROWTH HLS FUND
 2008  Lowest contract charges                0.70%              0.75%             (34.82)%
    Highest contract charges                  2.01%              0.64%             (35.52)%
    Remaining contract charges                  --                 --                  --
HARTFORD STOCK HLS FUND
 2008  Lowest contract charges                0.63%              3.75%             (40.94)%
    Highest contract charges                  2.04%              6.34%             (41.61)%
    Remaining contract charges                  --                 --                  --
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 2008  Lowest contract charges                0.70%             13.82%              (1.58)%
    Highest contract charges                  1.95%             19.13%              (2.65)%
    Remaining contract charges                  --                 --                  --
HARTFORD VALUE HLS FUND
 2008  Lowest contract charges                0.70%              6.85%             (33.13)%
    Highest contract charges                  1.82%              2.62%             (33.74)%
    Remaining contract charges                  --                 --                  --
HARTFORD VALUE OPPORTUNITIES HLS FUND
 2008  Lowest contract charges                0.63%              3.10%             (36.88)%
    Highest contract charges                  1.96%             14.17%             (37.61)%
    Remaining contract charges                  --                 --                  --
HARTFORD EQUITY INCOME HLS FUND
 2008  Lowest contract charges                0.69%             10.98%             (27.26)%
    Highest contract charges                  2.04%              6.87%             (28.04)%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION HLS
 FUND
 2008  Lowest contract charges                      138       $7.275350            $1,005
    Highest contract charges                     47,719        7.192825           343,232
    Remaining contract charges                2,922,883              --        21,138,321
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 2008  Lowest contract charges                  435,666        6.679716         2,910,123
    Highest contract charges                     37,007        6.626079           245,213
    Remaining contract charges                1,129,320              --         7,518,471
AMERICAN FUNDS BOND HLS FUND
 2008  Lowest contract charges                        4        8.933982                42
    Highest contract charges                      2,566        8.829886            22,657
    Remaining contract charges                6,029,714              --        53,564,185
AMERICAN FUNDS GLOBAL BOND HLS FUND
 2008  Lowest contract charges                      714        9.799988             6,999
    Highest contract charges                     18,759        9.689117           181,754
    Remaining contract charges                1,988,660              --        19,376,816
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME HLS FUND
 2008  Lowest contract charges                    5,828        6.026788            35,121
    Highest contract charges                    124,965        5.958336           744,583
    Remaining contract charges                6,064,037              --        36,333,300
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 2008  Lowest contract charges                    1,295        6.372372             8,249
    Highest contract charges                    233,332        6.300038         1,470,002
    Remaining contract charges                1,916,205              --        12,139,562
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2008  Lowest contract charges                    3,992        5.070685            20,242
    Highest contract charges                      2,118        5.011352            10,616
    Remaining contract charges                3,360,971              --        16,944,819
AMERICAN FUNDS GROWTH HLS FUND
 2008  Lowest contract charges                   24,290        5.851955           142,147
    Highest contract charges                      7,706        5.783494            44,566
    Remaining contract charges               17,658,996              --       102,726,342
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 2008  Lowest contract charges                   38,156        6.469048           246,835
    Highest contract charges                      2,742        6.393426            17,529
    Remaining contract charges                9,395,706              --        60,422,644

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION HLS
 FUND
 2008  Lowest contract charges                0.51%                --              (27.77)%
    Highest contract charges                  1.63%                --              (28.59)%
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 2008  Lowest contract charges                0.83%                --              (34.65)%
    Highest contract charges                  1.63%                --              (35.17)%
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS BOND HLS FUND
 2008  Lowest contract charges                  --                 --              (10.82)%
    Highest contract charges                  1.66%                --              (11.85)%
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS GLOBAL BOND HLS FUND
 2008  Lowest contract charges                0.48%                --               (1.83)%
    Highest contract charges                  1.63%                --               (2.93)%
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME HLS FUND
 2008  Lowest contract charges                0.50%                --              (40.20)%
    Highest contract charges                  1.62%                --              (40.88)%
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 2008  Lowest contract charges                0.49%                --              (36.64)%
    Highest contract charges                  1.64%                --              (37.36)%
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2008  Lowest contract charges                0.50%                --              (49.74)%
    Highest contract charges                  1.68%                --              (50.32)%
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS GROWTH HLS FUND
 2008  Lowest contract charges                0.50%              1.57%             (41.92)%
    Highest contract charges                  1.66%              2.12%             (42.59)%
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 2008  Lowest contract charges                0.50%              2.90%             (36.50)%
    Highest contract charges                  1.66%              2.61%             (37.24)%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                        UNIT         CONTRACT
SUB-ACCOUNT                             UNITS       FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2008  Lowest contract charges              40,785     $6.059340         $247,127
    Highest contract charges                 3,324      5.988522           19,905
    Remaining contract charges          10,983,753            --       66,183,244
AMERICAN FUNDS NEW WORLD
 HLS FUND
 2008  Lowest contract charges              13,191      5.973191           78,786
    Highest contract charges                 2,200      5.903393           12,990
    Remaining contract charges           3,431,382            --       20,371,118
LORD ABBETT AMERICA'S VALUE
 PORTFOLIO
 2008  Lowest contract charges             104,657      7.906371          827,455
    Highest contract charges                 1,643      7.801894           12,820
    Remaining contract charges             334,244            --        2,625,926
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 2008  Lowest contract charges                   3      8.380467               20
    Highest contract charges                 1,718      8.259432           14,193
    Remaining contract charges           3,101,264            --       25,811,550
LORD ABBETT GROWTH & INCOME
 PORTFOLIO
 2008  Lowest contract charges                 750      6.945580            5,207
    Highest contract charges                   328      6.845272            2,246
    Remaining contract charges           1,022,258            --        7,059,213
MFS CORE EQUITY SERIES
 2008  Lowest contract charges             113,923      6.894720          785,467
    Highest contract charges                 6,652      4.343066           28,890
    Remaining contract charges           3,493,546            --       19,479,038
 2007  Lowest contract charges             144,880     11.440100        1,657,443
    Highest contract charges                 4,575      7.322856           33,504
    Remaining contract charges           4,477,418            --       41,788,147
 2006  Lowest contract charges             177,574     10.390804        1,845,139
    Highest contract charges                17,958      6.768617          121,551
    Remaining contract charges           5,650,340            --       48,076,603
 2005  Lowest contract charges             203,763      9.217904        1,878,265
    Highest contract charges                17,671      6.098386          107,764
    Remaining contract charges           6,982,738            --       52,925,741
 2004  Lowest contract charges             217,101      9.151640        1,986,831
    Highest contract charges                 6,115      6.149111           37,600
    Remaining contract charges           8,500,566            --       64,305,183

                                                     INVESTMENT
                                       EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                            RATIO*         RATIO**         RETURN***
----------------------------------  ----------------------------------------------
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2008  Lowest contract charges           0.50%             --           (39.76)%
    Highest contract charges             1.66%             --           (40.47)%
    Remaining contract charges             --              --               --
AMERICAN FUNDS NEW WORLD
 HLS FUND
 2008  Lowest contract charges           0.50%             --           (40.58)%
    Highest contract charges             1.67%             --           (41.27)%
    Remaining contract charges             --              --               --
LORD ABBETT AMERICA'S VALUE
 PORTFOLIO
 2008  Lowest contract charges           0.70%          11.86%          (23.83)%
    Highest contract charges             2.02%          14.59%          (24.64)%
    Remaining contract charges             --              --               --
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 2008  Lowest contract charges             --            8.63%          (18.64)%
    Highest contract charges             2.06%          18.49%          (19.58)%
    Remaining contract charges             --              --               --
LORD ABBETT GROWTH & INCOME
 PORTFOLIO
 2008  Lowest contract charges           0.61%           5.29%          (34.12)%
    Highest contract charges             1.96%          20.93%          (34.88)%
    Remaining contract charges             --              --               --
MFS CORE EQUITY SERIES
 2008  Lowest contract charges           0.95%           0.81%          (39.73)%
    Highest contract charges             2.55%           0.66%          (40.69)%
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           0.95%           0.36%           10.10%
    Highest contract charges             2.44%             --             8.35%
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           0.95%           0.45%           12.72%
    Highest contract charges             2.50%           0.51%           10.99%
    Remaining contract charges             --              --               --
 2005  Lowest contract charges           0.95%           0.76%            0.72%
    Highest contract charges             2.49%           0.76%            0.83%
    Remaining contract charges             --              --               --
 2004  Lowest contract charges           0.95%           0.35%           11.40%
    Highest contract charges             2.49%           0.46%            9.69%
    Remaining contract charges             --              --               --

-------------------------------------------------------------------------------

                                                        UNIT         CONTRACT
SUB-ACCOUNT                             UNITS       FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------------
MFS GROWTH SERIES
 2008  Lowest contract charges              31,506     $6.530042         $205,742
    Highest contract charges                33,254      3.915227          130,196
    Remaining contract charges           7,859,617            --       41,250,932
 2007  Lowest contract charges              18,087     10.523433          190,331
    Highest contract charges                34,717      6.418030          222,816
    Remaining contract charges           8,136,475            --       69,844,780
 2006  Lowest contract charges               9,761      8.758777           85,497
    Highest contract charges                 9,758      5.433347           53,019
    Remaining contract charges           7,501,530            --       54,513,853
 2005  Lowest contract charges               2,001      8.187316           16,384
    Highest contract charges                 2,840      5.165968           14,670
    Remaining contract charges           8,252,471            --       56,616,152
 2004  Lowest contract charges             166,739      7.694402        1,282,957
    Highest contract charges                   749      4.853345            3,636
    Remaining contract charges           8,820,166            --       56,173,389
MFS GLOBAL EQUITY SERIES
 2008  Lowest contract charges              40,762     11.782035          480,252
    Highest contract charges                 1,324      9.205089           12,191
    Remaining contract charges           2,025,301            --       20,859,552
 2007  Lowest contract charges              42,827     17.942006          768,410
    Highest contract charges                   456     14.258638            6,502
    Remaining contract charges           2,463,233            --       39,032,656
 2006  Lowest contract charges              32,757     16.571538          542,831
    Highest contract charges                51,951     13.415376          696,942
    Remaining contract charges           2,505,774            --       37,102,239
 2005  Lowest contract charges               6,971     13.434136           93,646
    Highest contract charges                39,153     11.056369          432,885
    Remaining contract charges           1,985,943            --       24,018,777
 2004  Lowest contract charges              25,536     12.802636          326,926
    Highest contract charges                61,078     10.528057          643,034
    Remaining contract charges           1,829,028            --       20,841,731
MFS HIGH INCOME SERIES
 2008  Lowest contract charges              81,947      9.590820          785,941
    Highest contract charges                32,355      8.508150          275,278
    Remaining contract charges          14,561,115            --      128,906,697
 2007  Lowest contract charges              81,314     13.526642        1,099,904
    Highest contract charges                17,392     12.205674          212,278
    Remaining contract charges          16,111,786            --      203,342,132
 2006  Lowest contract charges              35,190     13.404996          471,719
    Highest contract charges                12,812     12.303290          157,633
    Remaining contract charges          18,049,680            --      227,987,316
 2005  Lowest contract charges                 690     13.430445            9,262
    Highest contract charges                 3,307     11.434854           37,817
    Remaining contract charges          19,670,408            --      229,294,917
 2004  Lowest contract charges                 655     13.219296            8,658
    Highest contract charges                   124     11.482449            1,427
    Remaining contract charges          21,270,027            --      247,353,788

                                                     INVESTMENT
                                       EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                            RATIO*         RATIO**         RETURN***
----------------------------------  ----------------------------------------------
MFS GROWTH SERIES
 2008  Lowest contract charges           0.85%           0.20%          (37.95)%
    Highest contract charges             2.56%           0.23%          (39.00)%
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           0.84%             --            20.15%
    Highest contract charges             2.53%             --            18.12%
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           0.85%             --             6.98%
    Highest contract charges             2.55%             --             5.18%
    Remaining contract charges             --              --               --
 2005  Lowest contract charges           0.83%             --            18.67%
    Highest contract charges             2.53%             --             6.44%
    Remaining contract charges             --              --               --
 2004  Lowest contract charges           0.95%             --            11.89%
    Highest contract charges             2.53%             --            10.12%
    Remaining contract charges             --              --               --
MFS GLOBAL EQUITY SERIES
 2008  Lowest contract charges           0.85%           1.03%          (34.33)%
    Highest contract charges             2.55%           0.97%          (35.44)%
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           0.85%           1.92%            8.27%
    Highest contract charges             2.49%             --             6.45%
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           0.85%           0.38%           23.35%
    Highest contract charges             2.50%           0.48%           21.34%
    Remaining contract charges             --              --               --
 2005  Lowest contract charges           0.83%             --            10.31%
    Highest contract charges             2.51%           0.45%            5.02%
    Remaining contract charges             --              --               --
 2004  Lowest contract charges           0.95%           0.34%           17.16%
    Highest contract charges             2.48%           0.03%           15.36%
    Remaining contract charges             --              --               --
MFS HIGH INCOME SERIES
 2008  Lowest contract charges           0.85%           9.07%          (29.10)%
    Highest contract charges             2.55%           9.21%          (30.29)%
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           0.85%           5.16%            0.91%
    Highest contract charges             2.54%           6.26%           (0.79)%
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           0.85%           6.77%            9.44%
    Highest contract charges             2.53%           6.00%            7.60%
    Remaining contract charges             --              --               --
 2005  Lowest contract charges           0.56%           6.59%            1.60%
    Highest contract charges             2.51%           2.82%            0.42%
    Remaining contract charges             --              --               --
 2004  Lowest contract charges           0.54%           4.76%            8.55%
    Highest contract charges             2.53%           2.48%            6.40%
    Remaining contract charges             --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                        UNIT         CONTRACT
SUB-ACCOUNT                             UNITS       FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------------
MFS INVESTORS GROWTH STOCK SERIES
 2008  Lowest contract charges              21,867     $6.187191         $135,294
    Highest contract charges                13,842      4.308344           59,636
    Remaining contract charges           9,338,353            --       47,973,722
 2007  Lowest contract charges              18,176      9.884952          179,669
    Highest contract charges                 4,336      7.001540           30,357
    Remaining contract charges          11,516,266            --       96,008,577
 2006  Lowest contract charges              11,915      8.952472          106,664
    Highest contract charges               111,400      6.459470          719,585
    Remaining contract charges          13,758,106            --      104,596,592
 2005  Lowest contract charges               6,162      8.393066           51,722
    Highest contract charges                88,490      6.156607          544,799
    Remaining contract charges          16,228,510            --      116,165,398
 2004  Lowest contract charges             190,227      8.242582        1,567,963
    Highest contract charges                45,826      6.041268          276,846
    Remaining contract charges          17,380,879            --      120,967,974
MFS INVESTORS TRUST SERIES
 2008  Lowest contract charges               1,805      7.641920           13,799
    Highest contract charges                54,659      6.595768          360,518
    Remaining contract charges          47,059,890            --      325,461,409
 2007  Lowest contract charges               1,985     11.499748           22,833
    Highest contract charges                40,789     10.111297          412,429
    Remaining contract charges          49,982,729            --      524,446,462
 2006  Lowest contract charges               1,955     10.498556           20,526
    Highest contract charges                 5,110      9.403315           48,050
    Remaining contract charges          46,092,124            --      444,747,220
 2005  Lowest contract charges               1,925      9.356527           18,015
    Highest contract charges                 9,459      8.536892           80,747
    Remaining contract charges          39,575,017            --      343,234,866
 2004  Lowest contract charges               1,910      8.780130           16,768
    Highest contract charges                 5,534      8.160518           45,159
    Remaining contract charges          29,308,221            --      241,278,971
MFS MID CAP GROWTH SERIES
 2008  Lowest contract charges               2,400      3.341523            8,019
    Highest contract charges                61,478      3.136146          192,804
    Remaining contract charges          17,518,894            --       54,961,396
 2007  Lowest contract charges               2,131      6.946753           14,802
    Highest contract charges                46,854      6.642002          311,204
    Remaining contract charges          20,068,856            --      132,442,463
 2006  Lowest contract charges               2,170      6.369800           13,821
    Highest contract charges                15,371      6.204074           95,364
    Remaining contract charges          23,239,468            --      142,267,675
 2005  Lowest contract charges               1,557      6.305593            9,818
    Highest contract charges                10,664      6.206393           66,184
    Remaining contract charges          26,905,560            --      163,749,319
 2004  Lowest contract charges               1,539      6.149285            9,465
    Highest contract charges                   496      6.174799            3,064
    Remaining contract charges          28,195,561            --      169,889,204

                                                     INVESTMENT
                                       EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                            RATIO*         RATIO**         RETURN***
----------------------------------  ----------------------------------------------
MFS INVESTORS GROWTH STOCK SERIES
 2008  Lowest contract charges           0.85%           0.59%          (37.41)%
    Highest contract charges             2.55%           0.53%          (38.47)%
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           0.85%           0.29%           10.42%
    Highest contract charges             2.47%             --             8.56%
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           0.85%             --             6.67%
    Highest contract charges             2.50%             --             4.92%
    Remaining contract charges             --              --               --
 2005  Lowest contract charges           0.84%             --            10.49%
    Highest contract charges             2.49%           0.31%            1.91%
    Remaining contract charges             --              --               --
 2004  Lowest contract charges           0.95%             --             8.15%
    Highest contract charges             2.47%             --             6.49%
    Remaining contract charges             --              --               --
MFS INVESTORS TRUST SERIES
 2008  Lowest contract charges           0.70%           0.86%          (33.55)%
    Highest contract charges             2.55%           0.89%          (34.77)%
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           0.70%           0.81%            9.54%
    Highest contract charges             2.52%           0.30%            7.53%
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           0.70%           0.49%           12.21%
    Highest contract charges             2.55%           0.43%           10.15%
    Remaining contract charges             --              --               --
 2005  Lowest contract charges           0.70%           0.54%            6.57%
    Highest contract charges             2.53%           0.56%            4.61%
    Remaining contract charges             --              --               --
 2004  Lowest contract charges           0.70%           0.63%           10.58%
    Highest contract charges             2.49%           0.13%            8.55%
    Remaining contract charges             --              --               --
MFS MID CAP GROWTH SERIES
 2008  Lowest contract charges           0.70%             --           (51.90)%
    Highest contract charges             2.56%             --           (52.78)%
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           0.70%           0.17%            9.06%
    Highest contract charges             2.53%           0.11%            7.06%
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           0.70%             --             1.83%
    Highest contract charges             2.55%             --             0.04%
    Remaining contract charges             --              --               --
 2005  Lowest contract charges           0.55%             --             2.54%
    Highest contract charges             2.52%             --             0.51%
    Remaining contract charges             --              --               --
 2004  Lowest contract charges           0.55%             --            13.94%
    Highest contract charges             2.55%             --            11.68%
    Remaining contract charges             --              --               --

-------------------------------------------------------------------------------

                                                        UNIT         CONTRACT
SUB-ACCOUNT                             UNITS       FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES
 2008  Lowest contract charges               1,133     $6.771751           $7,674
    Highest contract charges                28,258      5.168903          146,061
    Remaining contract charges          25,575,068            --      173,901,841
 2007  Lowest contract charges               1,133     11.223146           12,719
    Highest contract charges                32,858      8.740299          287,190
    Remaining contract charges          27,732,082            --      314,520,332
 2006  Lowest contract charges               1,133     11.007986           12,475
    Highest contract charges                 5,672      8.745989           49,607
    Remaining contract charges          28,200,574            --      317,146,091
 2005  Lowest contract charges               1,133      9.776690           11,080
    Highest contract charges                 4,645      7.924706           36,808
    Remaining contract charges          21,136,420            --      213,450,409
 2004  Lowest contract charges               1,133      9.340625           10,586
    Highest contract charges                11,227      7.724119           86,715
    Remaining contract charges          16,993,961            --      164,835,481
MFS TOTAL RETURN SERIES
 2008  Lowest contract charges               1,537     11.412340           17,544
    Highest contract charges                56,708     10.592590          600,680
    Remaining contract charges          95,085,559            --    1,036,002,613
 2007  Lowest contract charges               1,537     14.736831           22,655
    Highest contract charges                66,219     13.955001          924,086
    Remaining contract charges         107,412,846            --    1,537,164,417
 2006  Lowest contract charges               1,537     14.218784           21,857
    Highest contract charges                21,901     13.736415          300,845
    Remaining contract charges         101,405,228            --    1,409,933,128
 2005  Lowest contract charges               2,274     12.777422           29,052
    Highest contract charges                13,725     12.593284          172,837
    Remaining contract charges          96,547,041            --    1,217,127,318
 2004  Lowest contract charges               2,250     12.495591           28,115
    Highest contract charges                10,033     12.564284          126,057
    Remaining contract charges          80,749,478            --    1,005,949,097
MFS VALUE SERIES
 2008  Lowest contract charges                   3      7.307428               20
    Highest contract charges                19,867     11.556828          229,601
    Remaining contract charges          22,353,897            --      244,511,044
 2007  Lowest contract charges             606,166     18.846102       11,423,872
    Highest contract charges                12,133     17.585857          213,367
    Remaining contract charges          14,491,570            --      263,347,413
 2006  Lowest contract charges             335,011     17.614057        5,900,899
    Highest contract charges                 3,238     16.717946           54,141
    Remaining contract charges           9,960,080            --      170,588,151
 2005  Lowest contract charges              97,847     14.700660        1,438,414
    Highest contract charges                 1,072     14.191889           15,213
    Remaining contract charges           5,878,422            --       84,827,586
 2004  Lowest contract charges              43,978     14.004824          615,902
    Highest contract charges                36,502     13.656146          498,477
    Remaining contract charges           3,418,374            --       47,102,002

                                                     INVESTMENT
                                       EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                            RATIO*         RATIO**         RETURN***
----------------------------------  ----------------------------------------------
MFS NEW DISCOVERY SERIES
 2008  Lowest contract charges           0.56%             --           (39.66)%
    Highest contract charges             2.56%             --           (40.86)%
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           0.55%             --             1.96%
    Highest contract charges             2.52%             --            (0.07)%
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           0.55%             --            12.59%
    Highest contract charges             2.55%             --            10.36%
    Remaining contract charges             --              --               --
 2005  Lowest contract charges           0.55%             --             4.67%
    Highest contract charges             2.55%             --             2.60%
    Remaining contract charges             --              --               --
 2004  Lowest contract charges           0.55%             --             5.93%
    Highest contract charges             2.53%             --             3.84%
    Remaining contract charges             --              --               --
MFS TOTAL RETURN SERIES
 2008  Lowest contract charges           0.55%           3.11%          (22.56)%
    Highest contract charges             2.56%           3.16%          (24.10)%
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           0.55%           2.51%            3.64%
    Highest contract charges             2.52%           2.00%            1.59%
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           0.55%           2.57%           11.28%
    Highest contract charges             2.55%           2.43%            9.08%
    Remaining contract charges             --              --               --
 2005  Lowest contract charges           0.55%           1.99%            2.26%
    Highest contract charges             2.54%           1.03%            0.23%
    Remaining contract charges             --              --               --
 2004  Lowest contract charges           0.55%           2.04%           10.71%
    Highest contract charges             2.52%           0.29%            8.52%
    Remaining contract charges             --              --               --
MFS VALUE SERIES
 2008  Lowest contract charges             --              --           (30.68)%
    Highest contract charges             2.55%           1.34%          (34.28)%
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           0.85%           0.85%            7.00%
    Highest contract charges             2.53%           0.73%            5.19%
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           0.85%           0.82%           19.82%
    Highest contract charges             2.54%           1.01%           17.80%
    Remaining contract charges             --              --               --
 2005  Lowest contract charges           0.83%             --             6.68%
    Highest contract charges             2.49%             --             3.98%
    Remaining contract charges             --              --               --
 2004  Lowest contract charges           0.94%           0.44%           14.09%
    Highest contract charges             2.47%           0.26%           12.34%
    Remaining contract charges             --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
MFS RESEARCH BOND SERIES
 2008  Lowest contract charges            178,111    $10.403409        $1,852,971
    Highest contract charges               15,316      9.750337           149,335
    Remaining contract charges         12,465,604            --       124,848,455
 2007  Lowest contract charges             61,019     10.746443           655,732
    Highest contract charges               16,572     10.244550           169,773
    Remaining contract charges          8,494,357            --        88,801,717
 2006  Lowest contract charges             31,625     10.400575           328,908
    Highest contract charges                5,458     10.084786            55,046
    Remaining contract charges          3,419,402            --        34,923,144
 2005  Lowest contract charges              8,374     10.081408            84,419
    Highest contract charges                6,494      9.946956            64,591
    Remaining contract charges            890,879            --         8,906,349
MFS RESEARCH INTERNATIONAL
 SERIES
 2008  Lowest contract charges             76,386      9.566686           730,762
    Highest contract charges               12,734      8.987191           114,441
    Remaining contract charges          5,300,979            --        48,986,965
 2007  Lowest contract charges             67,653     16.749135         1,133,110
    Highest contract charges                5,912     16.005105            94,627
    Remaining contract charges          3,544,005            --        57,819,274
 2006  Lowest contract charges             44,428     14.972071           665,191
    Highest contract charges               20,271     14.564440           295,229
    Remaining contract charges          1,493,065            --        21,981,068
 2005  Lowest contract charges              5,002     12.025883            60,148
    Highest contract charges                5,067     11.893036            60,262
    Remaining contract charges            305,215            --         3,646,446
MFS RESEARCH SERIES
 2008  Lowest contract charges          1,393,518      8.307570        11,576,754
    Highest contract charges                1,453      7.782479            11,306
    Remaining contract charges          1,622,304            --        13,073,167
 2007  Lowest contract charges            880,739     13.109180        11,545,772
    Highest contract charges                1,453     12.491769            18,150
    Remaining contract charges          2,451,347            --        31,202,858
 2006  Lowest contract charges            220,125     11.678964         2,570,827
    Highest contract charges                  278     11.319683             3,151
    Remaining contract charges          1,008,922            --        11,557,689
 2005  Lowest contract charges             15,083     10.661651           160,811
    Highest contract charges                8,331     10.515260            87,603
    Remaining contract charges            199,414            --         2,109,871

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
MFS RESEARCH BOND SERIES
 2008  Lowest contract charges         0.85%           2.28%           (3.19)%
    Highest contract charges           2.55%           3.10%           (4.82)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%           2.73%            3.33%
    Highest contract charges           2.53%           2.40%            1.58%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           3.58%            3.17%
    Highest contract charges           2.47%             --             1.43%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.83%             --             0.91%
    Highest contract charges           2.46%             --             0.19%
    Remaining contract charges           --              --               --
MFS RESEARCH INTERNATIONAL
 SERIES
 2008  Lowest contract charges         0.85%           0.75%          (42.88)%
    Highest contract charges           2.55%           0.77%          (43.85)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%             --            11.87%
    Highest contract charges           2.51%             --             9.98%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           1.45%           24.50%
    Highest contract charges           2.50%           1.31%           22.46%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.83%           1.94%           20.03%
    Highest contract charges           2.44%           1.78%           18.72%
    Remaining contract charges           --              --               --
MFS RESEARCH SERIES
 2008  Lowest contract charges         0.85%           0.51%          (36.63)%
    Highest contract charges           2.56%           0.53%          (37.70)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.84%           0.46%           12.25%
    Highest contract charges           2.54%           0.25%           10.35%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           0.15%            9.54%
    Highest contract charges           2.57%           0.65%            7.70%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.83%             --            12.46%
    Highest contract charges           2.43%             --            11.23%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
BLACKROCK GLOBAL GROWTH V.I.
 FUND
 2008  Lowest contract charges             23,304     $8.323313          $193,966
    Highest contract charges                   77      9.958971               771
    Remaining contract charges             56,162            --           552,089
 2007  Lowest contract charges             26,469     15.610518           413,201
    Highest contract charges                  352     18.866608             6,647
    Remaining contract charges             61,740            --         1,122,414
 2006  Lowest contract charges             14,048     11.564831           162,465
    Highest contract charges                  575     14.117388             8,112
    Remaining contract charges             91,870            --         1,256,730
 2005  Lowest contract charges             13,613      9.612095           130,845
    Highest contract charges                  830     11.851536             9,841
    Remaining contract charges            101,298            --         1,161,158
 2004  Lowest contract charges             22,753      8.471165           192,741
    Highest contract charges                  853     10.549693             9,003
    Remaining contract charges            108,121            --         1,098,279
BLACKROCK LARGE CAP GROWTH V.I.
 FUND
 2008  Lowest contract charges             23,327      6.265303           146,151
    Highest contract charges                1,377      7.190320             9,904
    Remaining contract charges            131,723            --           924,608
 2007  Lowest contract charges             28,308     10.714235           303,292
    Highest contract charges                3,169     12.420009            39,365
    Remaining contract charges            150,100            --         1,815,445
 2006  Lowest contract charges             33,653     10.024557           337,351
    Highest contract charges                6,563     11.737302            77,029
    Remaining contract charges            192,530            --         2,183,611
 2005  Lowest contract charges             37,011      9.482120           350,939
    Highest contract charges                9,784     11.213779           109,712
    Remaining contract charges            219,546            --         2,341,484
 2004  Lowest contract charges             41,165      8.690929           357,763
    Highest contract charges                9,146     10.381336            94,951
    Remaining contract charges            243,325            --         2,396,002
VAN KAMPEN -- UIF INTERNATIONAL
 GROWTH EQUITY PORTFOLIO
 2008  Lowest contract charges              3,789      6.694338            25,360
    Highest contract charges                3,839      6.553127            25,160
    Remaining contract charges             52,516            --           347,976
 2007  Lowest contract charges              2,874     13.181607            37,881
    Highest contract charges                4,526     13.013987            58,907
    Remaining contract charges             52,167            --           683,159
 2006  Lowest contract charges              2,266     11.675262            26,458
    Highest contract charges                2,238     11.642783            26,059
    Remaining contract charges              3,181            --            37,071

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
BLACKROCK GLOBAL GROWTH V.I.
 FUND
 2008  Lowest contract charges         1.40%           0.37%          (46.68)%
    Highest contract charges           2.43%           0.12%          (47.21)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.39%           1.54%           34.98%
    Highest contract charges           2.40%           0.85%           33.64%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.40%           0.95%           20.32%
    Highest contract charges           2.40%           0.82%           19.12%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         1.40%           1.07%           13.47%
    Highest contract charges           2.39%           1.21%           12.34%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         1.40%           1.51%           13.62%
    Highest contract charges           2.39%           1.66%           12.49%
    Remaining contract charges           --              --               --
BLACKROCK LARGE CAP GROWTH V.I.
 FUND
 2008  Lowest contract charges         1.41%           0.45%          (41.52)%
    Highest contract charges           2.41%           0.26%          (42.11)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.40%           0.26%            6.88%
    Highest contract charges           2.40%           0.20%            5.82%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.40%           0.28%            5.72%
    Highest contract charges           2.40%           0.28%            4.67%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         1.40%           0.18%            9.10%
    Highest contract charges           2.39%           0.20%            8.02%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         1.40%           0.04%            5.73%
    Highest contract charges           2.40%           0.24%            4.68%
    Remaining contract charges           --              --               --
VAN KAMPEN -- UIF INTERNATIONAL
 GROWTH EQUITY PORTFOLIO
 2008  Lowest contract charges         1.35%             --           (49.22)%
    Highest contract charges           2.21%             --           (49.65)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.34%           0.18%           12.73%
    Highest contract charges           2.18%           0.18%           11.78%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.84%           0.22%           13.79%
    Highest contract charges           1.12%           0.24%           13.55%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
VAN KAMPEN -- UIF MID CAP GROWTH
 PORTFOLIO
 2008  Lowest contract charges            527,554     $5.867795        $3,095,578
    Highest contract charges                1,565      5.787808             9,059
    Remaining contract charges          1,196,280            --         6,973,520
VAN KAMPEN -- UIF U.S. MID CAP
 VALUE PORTFOLIO
 2008  Lowest contract charges            220,425      6.339560         1,397,397
    Highest contract charges                2,217      6.860736            15,211
    Remaining contract charges            754,509            --         5,067,852
 2007  Lowest contract charges             50,309     13.831448           695,851
    Highest contract charges                3,139     12.008550            37,690
    Remaining contract charges            200,522            --         2,533,894
 2006  Lowest contract charges             10,884     13.011816           141,625
    Highest contract charges                  263     11.427560             3,002
    Remaining contract charges             49,934            --           593,010
MORGAN STANLEY -- FOCUS GROWTH
 PORTFOLIO
 2008  Lowest contract charges             24,979      4.073139           101,745
    Highest contract charges                1,524      3.850448             5,867
    Remaining contract charges            100,951            --           402,966
 2007  Lowest contract charges             35,329      8.525023           301,189
    Highest contract charges                1,679      8.152510            13,685
    Remaining contract charges             59,131            --           495,948
 2006  Lowest contract charges             15,943      7.054447           112,475
    Highest contract charges                  494      6.826646             3,371
    Remaining contract charges              6,651            --            46,530
MORGAN STANLEY -- CAPITAL
 OPPORTUNITIES PORTFOLIO
 2008  Lowest contract charges            190,285      2.719763           517,526
    Highest contract charges                2,997      2.571081             7,707
    Remaining contract charges            656,973            --         1,744,280
 2007  Lowest contract charges            159,138      5.422083           862,854
    Highest contract charges                2,366      5.185166            12,270
    Remaining contract charges            512,272            --         2,723,886
 2006  Lowest contract charges             69,756      4.615129           321,935
    Highest contract charges                1,901      4.464517             8,487
    Remaining contract charges            178,253            --           810,480

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
VAN KAMPEN -- UIF MID CAP GROWTH
 PORTFOLIO
 2008  Lowest contract charges         0.70%           0.22%          (45.31)%
    Highest contract charges           2.06%             --           (45.91)%
    Remaining contract charges           --              --               --
VAN KAMPEN -- UIF U.S. MID CAP
 VALUE PORTFOLIO
 2008  Lowest contract charges         0.70%           0.25%          (39.56)%
    Highest contract charges           2.51%           0.80%          (42.87)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.34%           0.67%            6.30%
    Highest contract charges           2.48%           0.50%            5.08%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.69%             --            16.13%
    Highest contract charges           1.39%             --            15.62%
    Remaining contract charges           --              --               --
MORGAN STANLEY -- FOCUS GROWTH
 PORTFOLIO
 2008  Lowest contract charges         1.36%           0.07%          (52.22)%
    Highest contract charges           2.51%           0.07%          (52.77)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.34%             --            20.85%
    Highest contract charges           2.48%             --            19.47%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.36%             --            12.35%
    Highest contract charges           2.17%             --            11.99%
    Remaining contract charges           --              --               --
MORGAN STANLEY -- CAPITAL
 OPPORTUNITIES PORTFOLIO
 2008  Lowest contract charges         1.35%             --           (49.84)%
    Highest contract charges           2.50%             --           (50.42)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.34%             --            17.49%
    Highest contract charges           2.49%             --            16.14%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.36%             --            13.36%
    Highest contract charges           2.54%             --            12.87%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
MORGAN STANLEY -- MID CAP GROWTH
 PORTFOLIO
 2008  Lowest contract charges             22,120     $5.858325          $129,585
    Highest contract charges                   68      5.538087               377
    Remaining contract charges             52,585            --           299,614
 2007  Lowest contract charges             20,510     11.462786           235,115
    Highest contract charges               12,240     10.998815           134,623
    Remaining contract charges             24,947            --           281,921
 2006  Lowest contract charges                878      9.473026             8,325
    Highest contract charges                4,653      9.167156            42,652
    Remaining contract charges             10,851            --           102,025
MORGAN STANLEY -- FLEXIBLE
 INCOME PORTFOLIO
 2008  Lowest contract charges             31,152      9.222830           287,308
    Highest contract charges                3,375      8.718935            29,427
    Remaining contract charges             32,552            --           294,627
 2007  Lowest contract charges             29,963     11.968451           358,613
    Highest contract charges                5,310     11.445540            60,776
    Remaining contract charges             39,600            --           465,514
 2006  Lowest contract charges             19,362     11.704959           226,631
    Highest contract charges                  884     11.323008            10,005
    Remaining contract charges             20,730            --           239,873
MORGAN STANLEY -- DIVIDEND
 GROWTH PORTFOLIO
 2008  Lowest contract charges              6,976      8.123951            56,676
    Highest contract charges                4,782      7.728932            36,962
    Remaining contract charges             12,158            --            96,831
 2007  Lowest contract charges             11,197     13.021131           145,797
    Highest contract charges                4,782     12.494023            59,750
    Remaining contract charges             18,477            --           236,973
 2006  Lowest contract charges             10,595     12.696125           134,511
    Highest contract charges                4,782     12.286164            58,756
    Remaining contract charges             12,246            --           153,386
MORGAN STANLEY -- GLOBAL EQUITY
 PORTFOLIO
 2008  Lowest contract charges              9,470      6.704869            63,494
    Highest contract charges                8,548      6.378859            54,527
    Remaining contract charges             42,536            --           279,910
 2007  Lowest contract charges             10,090     12.522786           126,355
    Highest contract charges                7,466     11.975692            89,406
    Remaining contract charges             31,737            --           388,660
 2006  Lowest contract charges              3,521     10.928082            38,475
    Highest contract charges                3,678     10.571502            38,879
    Remaining contract charges             14,032            --           149,715

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
MORGAN STANLEY -- MID CAP GROWTH
 PORTFOLIO
 2008  Lowest contract charges         1.35%           0.46%          (48.89)%
    Highest contract charges           2.42%           0.72%          (49.48)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.34%           0.17%           21.00%
    Highest contract charges           2.19%           0.10%           19.98%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.33%             --            15.63%
    Highest contract charges           2.24%             --            15.26%
    Remaining contract charges           --              --               --
MORGAN STANLEY -- FLEXIBLE
 INCOME PORTFOLIO
 2008  Lowest contract charges         1.35%           2.12%          (22.94)%
    Highest contract charges           2.50%           1.76%          (23.82)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.35%           6.04%            2.25%
    Highest contract charges           2.48%           6.47%            1.08%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.36%           5.09%            3.19%
    Highest contract charges           2.49%           4.40%            2.74%
    Remaining contract charges           --              --               --
MORGAN STANLEY -- DIVIDEND
 GROWTH PORTFOLIO
 2008  Lowest contract charges         1.35%           0.43%          (37.61)%
    Highest contract charges           2.21%           0.36%          (38.14)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.35%           0.94%            2.56%
    Highest contract charges           2.19%           0.93%            1.69%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.36%           1.64%           10.04%
    Highest contract charges           2.28%           3.10%            9.69%
    Remaining contract charges           --              --               --
MORGAN STANLEY -- GLOBAL EQUITY
 PORTFOLIO
 2008  Lowest contract charges         1.35%           0.68%          (46.46)%
    Highest contract charges           2.21%           0.68%          (46.91)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.34%           0.48%           14.59%
    Highest contract charges           2.48%           0.48%           13.28%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.37%             --            14.69%
    Highest contract charges           2.51%             --            14.19%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                             UNIT          CONTRACT
SUB-ACCOUNT                                  UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 2008  Lowest contract charges                    9,376     $6.066067           $56,872
    Highest contract charges                        841      5.983369             5,033
    Remaining contract charges                  165,156            --           995,237
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 2008  Lowest contract charges                    2,494      6.573235            16,388
    Highest contract charges                        349      6.478219             2,264
    Remaining contract charges                2,409,532            --        15,735,836
OPPENHEIMER MAIN STREET FUND/VA
 2008  Lowest contract charges                   10,779      6.777960            73,062
    Highest contract charges                        856      6.688394             5,723
    Remaining contract charges                  136,895            --           922,693
OPPENHEIMER MAIN STREET SMALL CAP
 FUND/VA
 2008  Lowest contract charges                        2      6.794283                 8
    Highest contract charges                      1,017      6.696166             6,810
    Remaining contract charges                1,595,760            --        10,767,408
OPPENHEIMER VALUE FUND/VA
 2008  Lowest contract charges                    2,462      6.366550            15,672
    Highest contract charges                      2,234      6.295470            14,066
    Remaining contract charges                  166,916            --         1,055,612
PUTNAM VT DIVERSIFIED INCOME FUND
 2008  Lowest contract charges                      549      7.146244             3,923
    Highest contract charges                      2,789      7.042341            19,641
    Remaining contract charges                4,278,892            --        30,367,905
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 2008  Lowest contract charges                    4,776      6.952999            33,203
    Highest contract charges                      7,082      6.877682            48,710
    Remaining contract charges                  323,905            --         2,240,123
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME FUND
 2008  Lowest contract charges                   26,336      5.908142           155,597
    Highest contract charges                      9,937      5.844073            58,073
    Remaining contract charges                   78,427            --           460,780
PUTNAM VT INTERNATIONAL EQUITY FUND
 2008  Lowest contract charges                    7,294      6.102674            44,515
    Highest contract charges                     29,191      6.036515           176,211
    Remaining contract charges                   98,518            --           598,000
PUTNAM VT SMALL CAP VALUE
 2008  Lowest contract charges                      134      6.604529               885
    Highest contract charges                        892      6.532869             5,824
    Remaining contract charges                   96,627            --           635,485

                                                               INVESTMENT
                                             EXPENSE             INCOME             TOTAL
SUB-ACCOUNT                                   RATIO*             RATIO**          RETURN***
--------------------------------------  -------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 2008  Lowest contract charges                 0.69%                  --             (44.29)%
    Highest contract charges                   2.02%                  --             (44.90)%
    Remaining contract charges                  --                    --                 --
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 2008  Lowest contract charges                 0.61%                  --             (38.00)%
    Highest contract charges                   1.94%                  --             (38.72)%
    Remaining contract charges                  --                    --                 --
OPPENHEIMER MAIN STREET FUND/VA
 2008  Lowest contract charges                 0.70%                  --             (35.85)%
    Highest contract charges                   2.01%                  --             (36.53)%
    Remaining contract charges                  --                    --                 --
OPPENHEIMER MAIN STREET SMALL CAP
 FUND/VA
 2008  Lowest contract charges                  --                    --             (35.50)%
    Highest contract charges                   2.06%                  --             (36.25)%
    Remaining contract charges                  --                    --                 --
OPPENHEIMER VALUE FUND/VA
 2008  Lowest contract charges                 0.70%                  --             (40.98)%
    Highest contract charges                   1.72%                  --             (41.51)%
    Remaining contract charges                  --                    --                 --
PUTNAM VT DIVERSIFIED INCOME FUND
 2008  Lowest contract charges                 0.62%                  --             (30.31)%
    Highest contract charges                   2.06%                  --             (31.12)%
    Remaining contract charges                  --                    --                 --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 2008  Lowest contract charges                 0.70%                  --             (32.56)%
    Highest contract charges                   1.79%                  --             (33.14)%
    Remaining contract charges                  --                    --                 --
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME FUND
 2008  Lowest contract charges                 0.70%                  --             (44.23)%
    Highest contract charges                   1.79%                  --             (44.71)%
    Remaining contract charges                  --                    --                 --
PUTNAM VT INTERNATIONAL EQUITY FUND
 2008  Lowest contract charges                 0.70%                  --             (41.96)%
    Highest contract charges                   1.79%                  --             (42.46)%
    Remaining contract charges                  --                    --                 --
PUTNAM VT SMALL CAP VALUE
 2008  Lowest contract charges                 0.99%                  --             (36.02)%
    Highest contract charges                   2.00%                  --             (36.58)%
    Remaining contract charges                  --                    --                 --

-------------------------------------------------------------------------------

                                                             UNIT          CONTRACT
SUB-ACCOUNT                                  UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------------
JENNISON 20/20 FOCUS PORTFOLIO
 2008  Lowest contract charges                  275,395     $0.913715          $251,632
    Highest contract charges                      2,421      0.872678             2,113
    Remaining contract charges                  142,213            --           126,671
 2007  Lowest contract charges                  280,099      1.533635           429,569
    Highest contract charges                     75,095      1.486316           111,615
    Remaining contract charges                   59,298            --            89,393
 2006  Lowest contract charges                  278,112      1.416570           393,967
    Highest contract charges                    101,311      1.379746           139,783
    Remaining contract charges                   78,713            --           110,034
 2005  Lowest contract charges                  268,222      1.268243           340,170
    Highest contract charges                     92,945      1.241466           115,388
    Remaining contract charges                   92,241            --           115,450
 2004  Lowest contract charges                  252,780      1.063806           268,908
    Highest contract charges                     83,835      1.046563            87,738
    Remaining contract charges                   62,792            --            66,197
JENNISON PORTFOLIO
 2008  Lowest contract charges                   28,530      0.623193            17,780
    Highest contract charges                      9,578      0.592850             5,678
    Remaining contract charges                  107,240            --            64,549
 2007  Lowest contract charges                   40,296      1.015125            40,906
    Highest contract charges                      9,548      0.972493             9,285
    Remaining contract charges                  104,361            --           102,811
 2006  Lowest contract charges                   48,769      0.925569            45,138
    Highest contract charges                      8,437      0.898869             7,584
    Remaining contract charges                  122,233            --           110,904
 2005  Lowest contract charges                   92,522      0.928754            85,930
    Highest contract charges                      9,438      0.906942             8,559
    Remaining contract charges                  182,529            --           167,260
 2004  Lowest contract charges                  103,873      0.828484            86,057
    Highest contract charges                      9,055      0.813488             7,366
    Remaining contract charges                  282,331            --           231,669
PRUDENTIAL VALUE PORTFOLIO
 2008  Lowest contract charges                  180,847      0.785419           142,041
    Highest contract charges                      7,122      0.750512             5,345
    Remaining contract charges                  116,832            --            89,712
 2007  Lowest contract charges                  182,958      1.390767           254,453
    Highest contract charges                     84,887      1.358682           115,334
    Remaining contract charges                   33,808            --            46,551
 2006  Lowest contract charges                  197,573      1.375746           271,810
    Highest contract charges                     12,093      1.340654            16,212
    Remaining contract charges                  130,756            --           176,875
 2005  Lowest contract charges                  182,964      1.171723           214,383
    Highest contract charges                     13,142      1.147543            15,081
    Remaining contract charges                  181,045            --           209,169
 2004  Lowest contract charges                  182,967      1.025520           187,636
    Highest contract charges                    170,039      1.009386           171,635
    Remaining contract charges                  256,404            --           259,917

                                                               INVESTMENT
                                             EXPENSE             INCOME             TOTAL
SUB-ACCOUNT                                   RATIO*             RATIO**          RETURN***
--------------------------------------  -------------------------------------------------------
JENNISON 20/20 FOCUS PORTFOLIO
 2008  Lowest contract charges                 1.70%                  --             (40.42)%
    Highest contract charges                   2.27%                  --             (40.81)%
    Remaining contract charges                  --                    --                 --
 2007  Lowest contract charges                 1.70%                0.12%              8.26%
    Highest contract charges                   2.20%                0.11%              7.72%
    Remaining contract charges                  --                    --                 --
 2006  Lowest contract charges                 1.70%                  --              11.70%
    Highest contract charges                   2.20%                  --              11.14%
    Remaining contract charges                  --                    --                 --
 2005  Lowest contract charges                 1.70%                  --              19.22%
    Highest contract charges                   2.18%                  --              18.62%
    Remaining contract charges                  --                    --                 --
 2004  Lowest contract charges                 1.70%                  --              13.43%
    Highest contract charges                   2.19%                  --              12.87%
    Remaining contract charges                  --                    --                 --
JENNISON PORTFOLIO
 2008  Lowest contract charges                 1.71%                0.07%            (38.61)%
    Highest contract charges                   2.40%                0.07%            (39.04)%
    Remaining contract charges                  --                    --                 --
 2007  Lowest contract charges                 1.70%                  --               9.68%
    Highest contract charges                   2.22%                  --               8.91%
    Remaining contract charges                  --                    --                 --
 2006  Lowest contract charges                 1.70%                  --               0.34%
    Highest contract charges                   2.25%                  --               0.89%
    Remaining contract charges                  --                    --                 --
 2005  Lowest contract charges                 1.70%                  --              12.10%
    Highest contract charges                   2.24%                  --              11.49%
    Remaining contract charges                  --                    --                 --
 2004  Lowest contract charges                 1.70%                0.04%              7.38%
    Highest contract charges                   2.29%                0.03%              6.79%
    Remaining contract charges                  --                    --                 --
PRUDENTIAL VALUE PORTFOLIO
 2008  Lowest contract charges                 1.71%                1.40%            (43.53)%
    Highest contract charges                   2.33%                1.75%            (43.89)%
    Remaining contract charges                  --                    --                 --
 2007  Lowest contract charges                 1.70%                0.99%              1.09%
    Highest contract charges                   2.05%                0.98%              0.74%
    Remaining contract charges                  --                    --                 --
 2006  Lowest contract charges                 1.70%                1.05%             17.41%
    Highest contract charges                   2.20%                0.98%             16.83%
    Remaining contract charges                  --                    --                 --
 2005  Lowest contract charges                 1.70%                0.79%             14.26%
    Highest contract charges                   2.20%                0.89%             13.69%
    Remaining contract charges                  --                    --                 --
 2004  Lowest contract charges                 1.70%                0.96%             13.88%
    Highest contract charges                   2.20%                0.91%             13.31%
    Remaining contract charges                  --                    --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                             UNIT          CONTRACT
SUB-ACCOUNT                                  UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------------
PRUDENTIAL SERIES INTERNATIONAL GROWTH
 2008  Lowest contract charges                       --          $ --              $ --
    Highest contract charges                         --            --                --
    Remaining contract charges                       --            --                --
 2007  Lowest contract charges                       --            --                --
    Highest contract charges                         --            --                --
    Remaining contract charges                       --            --                --
 2006  Lowest contract charges                    6,959      1.178551             8,201
    Highest contract charges                         --            --                --
    Remaining contract charges                       --            --                --
VAN KAMPEN UIF -- GROWTH AND INCOME
 PORTFOLIO
 2008  Lowest contract charges                1,412,074      7.322402        10,339,781
    Highest contract charges                     12,985     10.893737           141,450
    Remaining contract charges                1,519,872            --        14,140,805
 2007  Lowest contract charges                  142,453     17.229559         2,454,422
    Highest contract charges                     13,046     16.476878           214,953
    Remaining contract charges                  538,508            --         9,088,529
 2006  Lowest contract charges                   67,735     17.033843         1,153,807
    Highest contract charges                      2,202     16.478091            36,278
    Remaining contract charges                  175,473            --         2,943,724
VAN KAMPEN UIF -- COMSTOCK PORTFOLIO
 2008  Lowest contract charges                   46,643     10.365093           483,467
    Highest contract charges                      7,078      9.854026            69,742
    Remaining contract charges                  189,730            --         1,929,297
 2007  Lowest contract charges                   47,232     16.364834           772,953
    Highest contract charges                      2,977     15.738155            46,847
    Remaining contract charges                  197,225            --         3,177,705
 2006  Lowest contract charges                   17,638     16.982646           299,538
    Highest contract charges                      1,726     16.521234            28,517
    Remaining contract charges                   72,081            --         1,210,341
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 2008  Lowest contract charges                   73,957      0.979889            72,469
    Highest contract charges                      9,232      0.911719             8,417
    Remaining contract charges                1,104,680            --         1,035,283
 2007  Lowest contract charges                   79,356      1.401139           111,189
    Highest contract charges                      9,821      1.318773            12,951
    Remaining contract charges                1,498,461            --         2,020,935
 2006  Lowest contract charges                   83,812      1.319922           110,626
    Highest contract charges                      7,826      1.256694             9,835
    Remaining contract charges                1,405,459            --         1,798,147
 2005  Lowest contract charges                   54,002      1.193027            64,425
    Highest contract charges                     53,092      1.149019            61,004
    Remaining contract charges                1,504,542            --         1,751,936
 2004  Lowest contract charges                   57,473      1.151803            66,197
    Highest contract charges                     52,184      1.122137            58,558
    Remaining contract charges                1,468,482            --         1,661,161

                                                               INVESTMENT
                                             EXPENSE             INCOME             TOTAL
SUB-ACCOUNT                                   RATIO*             RATIO**          RETURN***
--------------------------------------  -------------------------------------------------------
PRUDENTIAL SERIES INTERNATIONAL GROWTH
 2008  Lowest contract charges                  --                    --                 --
    Highest contract charges                    --                    --                 --
    Remaining contract charges                  --                    --                 --
 2007  Lowest contract charges                  --                    --                 --
    Highest contract charges                    --                    --                 --
    Remaining contract charges                  --                    --                 --
 2006  Lowest contract charges                 1.70%                  --              18.46%
    Highest contract charges                    --                    --                 --
    Remaining contract charges                  --                    --                 --
VAN KAMPEN UIF -- GROWTH AND INCOME
 PORTFOLIO
 2008  Lowest contract charges                 0.70%                  --             (30.20)%
    Highest contract charges                   2.51%                1.86%            (33.89)%
    Remaining contract charges                  --                    --                 --
 2007  Lowest contract charges                 1.34%                1.05%              1.15%
    Highest contract charges                   2.47%                0.77%             (0.01)%
    Remaining contract charges                  --                    --                 --
 2006  Lowest contract charges                 1.35%                  --              11.24%
    Highest contract charges                   2.51%                  --              10.75%
    Remaining contract charges                  --                    --                 --
VAN KAMPEN UIF -- COMSTOCK PORTFOLIO
 2008  Lowest contract charges                 1.35%                2.35%            (36.66)%
    Highest contract charges                   2.48%                2.53%            (37.39)%
    Remaining contract charges                  --                    --                 --
 2007  Lowest contract charges                 1.34%                1.17%             (3.64)%
    Highest contract charges                   2.48%                1.30%             (4.74)%
    Remaining contract charges                  --                    --                 --
 2006  Lowest contract charges                 1.34%                  --              11.38%
    Highest contract charges                   2.49%                  --              10.90%
    Remaining contract charges                  --                    --                 --
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 2008  Lowest contract charges                 1.35%                2.44%            (30.07)%
    Highest contract charges                   2.51%                2.45%            (30.87)%
    Remaining contract charges                  --                    --                 --
 2007  Lowest contract charges                 1.35%                2.23%              6.15%
    Highest contract charges                   2.49%                2.30%              4.94%
    Remaining contract charges                  --                    --                 --
 2006  Lowest contract charges                 1.35%                2.33%             10.64%
    Highest contract charges                   2.51%                2.09%              9.37%
    Remaining contract charges                  --                    --                 --
 2005  Lowest contract charges                 1.35%                2.05%              3.58%
    Highest contract charges                   2.49%                2.07%              2.40%
    Remaining contract charges                  --                    --                 --
 2004  Lowest contract charges                 1.35%                2.14%              7.88%
    Highest contract charges                   2.49%                3.08%              6.64%
    Remaining contract charges                  --                    --                 --

-------------------------------------------------------------------------------

                                                 UNIT          CONTRACT
SUB-ACCOUNT                        UNITS     FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL
 RETURN BOND FUND
 2008  Lowest contract charges      786,678     $1.255427          $987,618
    Highest contract charges        135,976      1.168078           158,830
    Remaining contract charges    4,690,166            --         5,635,840
 2007  Lowest contract charges      513,824      1.242914           638,640
    Highest contract charges         94,812      1.169807           110,912
    Remaining contract charges    5,631,899            --         6,736,250
 2006  Lowest contract charges      212,602      1.186333           252,216
    Highest contract charges        126,709      1.129473           143,115
    Remaining contract charges    4,844,225            --         5,563,099
 2005  Lowest contract charges      152,202      1.157855           176,228
    Highest contract charges        229,153      1.115105           255,530
    Remaining contract charges    4,052,488            --         4,569,738
 2004  Lowest contract charges      109,558      1.151424           126,148
    Highest contract charges        103,365      1.121743           115,949
    Remaining contract charges    3,074,655            --         3,468,812
WELLS FARGO ADVANTAGE VT EQUITY
 INCOME FUND
 2008  Lowest contract charges      333,616      0.892888           297,880
    Highest contract charges         47,991      0.830774            39,870
    Remaining contract charges    1,657,573            --         1,427,701
 2007  Lowest contract charges      387,540      1.424572           552,080
    Highest contract charges         46,394      1.340829            62,207
    Remaining contract charges    1,955,730            --         2,697,038
 2006  Lowest contract charges      201,352      1.404613           282,821
    Highest contract charges         77,220      1.337330           103,269
    Remaining contract charges    1,954,391            --         2,669,470
 2005  Lowest contract charges       94,335      1.200923           113,289
    Highest contract charges         33,350      1.156619            38,573
    Remaining contract charges    1,731,640            --         2,033,647
 2004  Lowest contract charges       42,053      1.155148            48,578
    Highest contract charges         15,035      1.125397            16,920
    Remaining contract charges      886,895            --         1,004,749

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL
 RETURN BOND FUND
 2008  Lowest contract charges         1.35%             4.81%              1.01%
    Highest contract charges           2.50%             4.81%             (0.15)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.34%             4.57%              4.77%
    Highest contract charges           2.49%             4.56%              3.57%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.35%             4.40%              2.46%
    Highest contract charges           2.50%             4.32%              1.29%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.34%             3.68%              0.56%
    Highest contract charges           2.48%             3.69%              0.59%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.33%             3.38%              2.99%
    Highest contract charges           2.47%             3.39%              1.82%
    Remaining contract charges           --                --                 --
WELLS FARGO ADVANTAGE VT EQUITY
 INCOME FUND
 2008  Lowest contract charges         1.35%             1.90%            (37.32)%
    Highest contract charges           2.51%             1.94%            (38.04)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.34%             1.64%              1.42%
    Highest contract charges           2.50%             1.40%              0.26%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.35%             1.70%             16.96%
    Highest contract charges           2.50%             1.68%             15.62%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.34%             1.60%              3.96%
    Highest contract charges           2.48%             1.57%              2.77%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.32%             2.47%              9.59%
    Highest contract charges           2.45%             2.69%              8.34%
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                 UNIT          CONTRACT
SUB-ACCOUNT                        UNITS     FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B
 LARGE CAP VALUE FUND
 2008  Lowest contract charges      392,145     $0.826980          $324,297
    Highest contract charges          7,167      0.769463             5,514
    Remaining contract charges    1,080,344            --           859,361
 2007  Lowest contract charges      112,249      1.289885           144,788
    Highest contract charges         10,353      1.214070            12,569
    Remaining contract charges      889,003            --         1,107,351
 2006  Lowest contract charges       15,081      1.322927            19,952
    Highest contract charges         10,659      1.259570            13,425
    Remaining contract charges      726,355            --           931,598
 2005  Lowest contract charges        3,001      1.098040             3,295
    Highest contract charges          4,182      1.057533             4,423
    Remaining contract charges      399,602            --           426,466
 2004  Lowest contract charges        3,008      1.079439             3,247
    Highest contract charges        130,201      1.053230           137,131
    Remaining contract charges      102,555            --           108,377
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY CORE FUND
 2008  Lowest contract charges        9,168      0.674698             6,186
    Highest contract charges         28,695      0.632471            18,149
    Remaining contract charges       74,866            --            48,671
 2007  Lowest contract charges       33,574      1.129967            37,937
    Highest contract charges         28,703      1.069914            30,710
    Remaining contract charges      244,827            --           268,115
 2006  Lowest contract charges       31,167      1.119493            34,891
    Highest contract charges         28,708      1.070649            30,736
    Remaining contract charges       95,866            --           104,242
 2005  Lowest contract charges       14,665      0.981243            14,390
    Highest contract charges         28,713      0.947863            27,216
    Remaining contract charges       94,820            --            90,990
 2004  Lowest contract charges       12,310      1.007804            12,406
    Highest contract charges         28,719      0.992631            28,507
    Remaining contract charges       65,555            --            65,554

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B
 LARGE CAP VALUE FUND
 2008  Lowest contract charges         1.35%             1.73%            (35.89)%
    Highest contract charges           2.51%             1.46%            (36.62)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.33%             1.42%             (2.50)%
    Highest contract charges           2.49%             1.06%             (3.61)%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.35%             2.19%             20.48%
    Highest contract charges           2.49%             1.97%             19.11%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.34%             0.78%              1.72%
    Highest contract charges           2.47%             0.83%              0.56%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.34%             1.67%              9.73%
    Highest contract charges           2.35%             1.61%              8.64%
    Remaining contract charges           --                --                 --
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY CORE FUND
 2008  Lowest contract charges         1.36%             1.31%            (40.29)%
    Highest contract charges           2.36%             1.19%            (40.89)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.35%               --               0.94%
    Highest contract charges           2.34%               --              (0.07)%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.35%             0.84%             14.09%
    Highest contract charges           2.35%             0.73%             12.95%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.32%             1.29%              3.55%
    Highest contract charges           2.34%             0.57%              4.51%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.69%               --               6.55%
    Highest contract charges           2.33%               --               5.86%
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                 UNIT          CONTRACT
SUB-ACCOUNT                        UNITS     FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL CORE FUND
 2008  Lowest contract charges      335,265     $0.900500          $301,906
    Highest contract charges         73,796      0.837840            61,830
    Remaining contract charges    1,510,309            --         1,312,162
 2007  Lowest contract charges      354,945      1.612897           572,491
    Highest contract charges         68,734      1.518073           104,343
    Remaining contract charges    1,555,950            --         2,430,879
 2006  Lowest contract charges      215,217      1.451008           312,279
    Highest contract charges         98,715      1.381485           136,374
    Remaining contract charges    1,632,694            --         2,305,249
 2005  Lowest contract charges      111,770      1.217401           136,068
    Highest contract charges         61,698      1.172478            72,340
    Remaining contract charges    1,315,356            --         1,566,275
 2004  Lowest contract charges       50,434      1.125003            56,739
    Highest contract charges         25,606      1.096017            28,064
    Remaining contract charges      485,323            --           535,423
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY GROWTH FUND
 2008  Lowest contract charges      279,449      0.683400           190,975
    Highest contract charges         54,637      0.635853            34,741
    Remaining contract charges    2,439,477            --         1,599,858
 2007  Lowest contract charges      315,284      1.135401           357,975
    Highest contract charges         53,113      1.068652            56,759
    Remaining contract charges    3,002,047            --         3,287,829
 2006  Lowest contract charges      218,420      1.069429           233,586
    Highest contract charges         77,986      1.018189            79,404
    Remaining contract charges    3,162,071            --         3,280,103
 2005  Lowest contract charges      142,314      1.059100           150,725
    Highest contract charges         75,336      1.020021            76,844
    Remaining contract charges    3,169,096            --         3,274,004
 2004  Lowest contract charges      104,399      1.015612           106,029
    Highest contract charges         63,388      0.989443            62,719
    Remaining contract charges    2,655,650            --         2,644,771

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL CORE FUND
 2008  Lowest contract charges         1.35%             2.05%            (44.17)%
    Highest contract charges           2.51%             1.98%            (44.81)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.34%             0.01%             11.16%
    Highest contract charges           2.49%             0.01%              9.89%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.35%             2.17%             19.19%
    Highest contract charges           2.50%             1.97%             17.83%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.34%             2.68%              8.21%
    Highest contract charges           2.48%             2.63%              6.98%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.32%             0.01%              8.16%
    Highest contract charges           2.45%             0.31%              6.93%
    Remaining contract charges           --                --                 --
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY GROWTH FUND
 2008  Lowest contract charges         1.36%             0.29%            (39.81)%
    Highest contract charges           2.51%             0.28%            (40.50)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.34%               --               6.17%
    Highest contract charges           2.50%               --               4.96%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.35%               --               0.98%
    Highest contract charges           2.50%               --               0.18%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.34%             0.18%              4.28%
    Highest contract charges           2.49%             0.18%              3.09%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.33%               --               1.87%
    Highest contract charges           2.48%               --               0.71%
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY
 MARKET FUND
 2008  Lowest contract charges            251,595    $1.068790           $268,902
    Highest contract charges              703,036     0.994440            699,127
    Remaining contract charges          4,884,492           --          5,014,163
 2007  Lowest contract charges            212,474     1.059206            225,052
    Highest contract charges               11,651     0.996925             11,616
    Remaining contract charges          2,986,922           --          3,073,485
 2006  Lowest contract charges             41,036     1.026287             42,115
    Highest contract charges               11,651     0.977112             11,385
    Remaining contract charges          1,007,610           --          1,009,583
 2005  Lowest contract charges             40,446     0.996039             40,285
    Highest contract charges               11,651     0.959281             11,177
    Remaining contract charges            946,028           --            923,140
 2004  Lowest contract charges              6,940     0.984231              6,830
    Highest contract charges              382,052     0.962494            367,723
    Remaining contract charges          1,106,857           --          1,074,235
WELLS FARGO ADVANTAGE VT SMALL
 CAP GROWTH FUND
 2008  Lowest contract charges            511,452     0.913021            466,966
    Highest contract charges               51,821     0.849501             44,022
    Remaining contract charges          2,006,949           --          1,760,946
 2007  Lowest contract charges            386,686     1.579875            610,915
    Highest contract charges               56,091     1.486979             83,406
    Remaining contract charges          1,844,855           --          2,814,115
 2006  Lowest contract charges            198,324     1.407013            279,043
    Highest contract charges               76,708     1.339585            102,757
    Remaining contract charges          1,808,913           --          2,470,551
 2005  Lowest contract charges            127,662     1.161789            148,317
    Highest contract charges               47,882     1.118912             53,576
    Remaining contract charges          1,358,744           --          1,540,827
 2004  Lowest contract charges             73,515     1.108382             81,482
    Highest contract charges               38,102     1.079819             41,143
    Remaining contract charges            821,307           --            892,914
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2008  Lowest contract charges              7,533     8.434447             63,536
    Highest contract charges               31,236     8.181197            255,548
    Remaining contract charges             74,480           --            616,271
 2007  Lowest contract charges              6,357    15.364252             97,673
    Highest contract charges               19,993    15.030356            300,495
    Remaining contract charges             26,993           --            409,785
 2006  Lowest contract charges              1,515    12.730894             19,293
    Highest contract charges                9,817    12.560463            123,302
    Remaining contract charges             22,075           --            278,970
 2005  Lowest contract charges                891    11.222685              9,996
    Highest contract charges                   --           --                 --
    Remaining contract charges                 --           --                 --

                                                    INVESTMENT
                                      EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                           RATIO*         RATIO**         RETURN***
---------------------------------  ----------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY
 MARKET FUND
 2008  Lowest contract charges          1.34%           1.98%            0.91%
    Highest contract charges            2.46%           1.61%           (0.25)%
    Remaining contract charges            --              --               --
 2007  Lowest contract charges          1.29%           4.34%            3.21%
    Highest contract charges            2.49%           4.49%            2.03%
    Remaining contract charges            --              --               --
 2006  Lowest contract charges          1.35%           4.43%            3.04%
    Highest contract charges            2.50%           4.34%            1.86%
    Remaining contract charges            --              --               --
 2005  Lowest contract charges          1.34%           2.71%            1.20%
    Highest contract charges            2.48%           2.71%            0.04%
    Remaining contract charges            --              --               --
 2004  Lowest contract charges          1.35%           0.53%            0.65%
    Highest contract charges            2.06%           0.83%            1.49%
    Remaining contract charges            --              --               --
WELLS FARGO ADVANTAGE VT SMALL
 CAP GROWTH FUND
 2008  Lowest contract charges          1.35%             --           (42.21)%
    Highest contract charges            2.51%             --           (42.87)%
    Remaining contract charges            --              --               --
 2007  Lowest contract charges          1.34%             --            12.29%
    Highest contract charges            2.50%             --            11.00%
    Remaining contract charges            --              --               --
 2006  Lowest contract charges          1.35%             --            21.11%
    Highest contract charges            2.50%             --            19.72%
    Remaining contract charges            --              --               --
 2005  Lowest contract charges          1.34%             --             4.82%
    Highest contract charges            2.49%             --             3.62%
    Remaining contract charges            --              --               --
 2004  Lowest contract charges          1.33%             --            12.24%
    Highest contract charges            2.46%             --            10.96%
    Remaining contract charges            --              --               --
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2008  Lowest contract charges          1.35%             --           (45.10)%
    Highest contract charges            2.20%             --           (45.57)%
    Remaining contract charges            --              --               --
 2007  Lowest contract charges          1.34%             --            20.69%
    Highest contract charges            2.18%             --            19.66%
    Remaining contract charges            --              --               --
 2006  Lowest contract charges          1.35%             --            13.11%
    Highest contract charges            2.20%             --            12.15%
    Remaining contract charges            --              --               --
 2005  Lowest contract charges          1.76%             --             6.69%
    Highest contract charges              --              --               --
    Remaining contract charges            --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 SMALL/MID CAP VALUE FUND
 2008  Lowest contract charges             10,643    $7.404895            $78,813
    Highest contract charges               13,317     7.182592             95,649
    Remaining contract charges             54,093           --            394,052
 2007  Lowest contract charges              4,045    13.535596             54,749
    Highest contract charges                  997    13.139235             13,097
    Remaining contract charges             60,582           --            808,936
 2006  Lowest contract charges             12,987    13.749766            178,569
    Highest contract charges               22,683    13.630438            309,177
    Remaining contract charges             30,232           --            414,141
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2008  Lowest contract charges              1,244     7.391000              9,197
    Highest contract charges                2,625     7.246621             19,021
    Remaining contract charges             12,134           --             89,039
 2007  Lowest contract charges              1,377    12.641519             17,400
    Highest contract charges                  972    12.366753             12,016
    Remaining contract charges              1,998           --             24,930
 2006  Lowest contract charges                918    11.921222             10,943
    Highest contract charges                  885    11.855245             10,493
    Remaining contract charges                558           --              6,646
 2005  Lowest contract charges                918    10.821546              9,934
    Highest contract charges                  376    10.799381              4,056
    Remaining contract charges                 --           --                 --

                                                    INVESTMENT
                                      EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                           RATIO*         RATIO**         RETURN***
---------------------------------  ----------------------------------------------
WELLS FARGO ADVANTAGE VT
 SMALL/MID CAP VALUE FUND
 2008  Lowest contract charges          1.35%             --           (45.29)%
    Highest contract charges            2.20%             --           (45.76)%
    Remaining contract charges            --              --               --
 2007  Lowest contract charges          1.34%           0.03%           (2.02)%
    Highest contract charges            2.49%             --            (3.14)%
    Remaining contract charges            --              --               --
 2006  Lowest contract charges          1.65%             --            13.83%
    Highest contract charges            2.20%             --            13.21%
    Remaining contract charges            --              --               --
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2008  Lowest contract charges          1.64%           2.49%          (41.08)%
    Highest contract charges            2.19%           2.73%          (41.40)%
    Remaining contract charges            --              --               --
 2007  Lowest contract charges          1.33%           0.73%            5.21%
    Highest contract charges            2.19%           0.60%            4.32%
    Remaining contract charges            --              --               --
 2006  Lowest contract charges          1.85%             --            10.16%
    Highest contract charges            2.20%             --             9.78%
    Remaining contract charges            --              --               --
 2005  Lowest contract charges          1.76%             --             4.81%
    Highest contract charges            2.16%             --             4.63%
    Remaining contract charges            --              --               --

* This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as Mortality and Expense Risk Charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Riders (if applicable) and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will charge an expense ranging from 0.40% to 1.55% of the contract's value for mortality and expense risks undertaken by the Company.

    These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

    The Company will charge an expense ranging from 0.15% to 0.20% of the contract's value for administrative services provided by the Company.

    These charges are a reduction in unit values.

RIDERS:

    The Company will charge an expense for various Rider charges, such as Optional Death Benefit Charge, Earnings Protection Benefit Charge, Principal First Charge, Principal First Preferred Charge, MAV/EPB Death Benefit Charge, and MAV 70 Death Benefit Charge. These deductions range from 0.15% to 0.85%.

    These charges are a reduction in unit values.

    The Company will charge an expense for Rider charges related to The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects, and The Hartford's Lifetime Income Builder Portfolios. The Company initially makes deductions of 0.30%, 0.40%, 0.40%, 0.55% and 0.65% respectively. The Company has the right to increase both The Hartford's Lifetime Income Builder and The Hartford's Lifetime Income Builder II to a maximum charge of 0.75% and the right to increase both The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios to a maximum charge of 1.50%.

    This charge is a redemption of units.

ANNUAL MAINTENANCE FEE:

    An annual maintenance fee of $30 may be charged against the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

    These charges are a redemption of units.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT

FINANCIAL STATEMENTS -- STATUTORY BASIS

As of December 31, 2008 and 2007 and for the Years Ended December 31, 2008, 2007 and 2006
SUPPLEMENTAL SCHEDULES
Year Ended December 31, 2008

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                    CONTENTS

                                                                        PAGE:
--------------------------------------------------------------------------------
Independent Auditors' Report                                             F-2
Financial Statements Statutory Basis:
  Admitted Assets, Liabilities and Surplus                               F-3
  Statements of Operations                                               F-4
  Statements of Changes in Capital and Surplus                           F-5
  Statements of Cash Flows                                               F-6
  Notes to Financial Statements                                        F-7-F-31
Supplementary Information
  Schedule I -- Selected Financial Data                               F-32-F-34
  Schedule II -- Summary Investment Schedule                             F-35
  Schedule III -- Investment Risks Interrogatories

[DELOITTE LOGO]                                          DELOITTE & TOUCHE LLP
                                                         City Place, 32nd Floor
                                                         185 Asylum Street
                                                         Hartford, CT 06103-3402
                                                         USA
                                                         Tel: +1 860 725 3000
                                                         Fax: +1 860 725 3500
                                                         www.deloitte.com

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory-basis statements of admitted assets, liabilities, and surplus of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2008 and 2007, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2008 or 2007, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2008.

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company as of December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008, on the basis of accounting described in Note 2.

Our 2008 audit was conducted for the purpose of forming an opinion on the basic 2008 statutory-basis financial statements taken as a whole. The supplemental schedule of investment risk interrogatories, the supplemental summary investment schedule, and the supplemental schedule of selected financial data as of and for the year ended December 31, 2008 are presented for purposes of additional analysis and are not a required part of the basic 2008 statutory-basis financial statements. These schedules are the responsibility of the Company's management. Such schedules have been subjected to the auditing procedures applied in our audit of the basic 2008 statutory-basis financial statements. The effects on these schedules of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material. Accordingly, in our opinion, such schedules do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the information shown therein. However, in our opinion, such schedules are fairly stated in all material respects when considered in relation to the basic 2008 statutory-basis financial statements taken as a whole.

As discussed in Note 2 to the financial statements, the Company received approval from the State of Connecticut Insurance Department for the use of a permitted practice related to the accounting for deferred income taxes. The change resulted in an increase in the deferred tax asset and an increase in surplus of $300 million.

April 27, 2009
                                                    Member of
                                                    DELOITTE TOUCHE TOHMATSU

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    ADMITTED ASSETS, LIABILITIES AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                AS OF DECEMBER 31,
                                             2008                 2007
--------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds                                      $8,371,683           $5,605,630
 Common and Preferred Stocks                   266,882              316,558
 Mortgage Loans                                611,372              350,528
 Real Estate                                    27,285               27,569
 Policy Loans                                  354,920              343,773
 Cash and Short-Term Investments             2,326,153              565,283
 Other Invested Assets                       2,028,888              629,835
                                        --------------       --------------
        TOTAL CASH AND INVESTED ASSETS      13,987,183            7,839,176
                                        --------------       --------------
 Investment Income Due and Accrued              85,917               77,351
 Federal Income Taxes Recoverable              174,110               24,162
 Deferred Tax Asset                            368,287              145,516
 Receivables from parent, subsidiaries
  and affiliates                                10,223               32,272
 Other Assets                                  283,676              156,908
 Separate Account Assets                    50,551,150           81,072,392
                                        --------------       --------------
                 TOTAL ADMITTED ASSETS     $65,460,546          $89,347,777
                                        --------------       --------------
LIABILITIES
 Aggregate Reserves for Life and
  Accident and Health Policies             $10,797,749           $5,976,074
 Liability for Deposit Type Contracts           70,266               73,736
 Policy and Contract Claim Liabilities          33,836               31,281
 Asset Valuation Reserve                         6,004               46,855
 Payable to Parent, Subsidiaries or
  Affiliates                                    39,493               41,011
 Accrued Expense Allowances and Other
  Amounts Due From Separate Accounts        (1,642,086)          (2,471,367)
 Other Liabilities                           3,426,276            2,021,207
 Separate Account Liabilities               50,551,150           81,072,392
                                        --------------       --------------
                     TOTAL LIABILITIES      63,282,688           86,791,189
                                        --------------       --------------
CAPITAL AND SURPLUS
 Common Stock -- 3,000 Shares
  Authorized, 2,000 Shares Issued and
  Outstanding                                    2,500                2,500
 Gross Paid-In and Contributed Surplus       1,692,530            1,483,869
 Aggregate Write-Ins for Other Than
  Special Surplus Funds                        497,354              194,430
 Unassigned Funds                              (14,526)             875,789
                                        --------------       --------------
             TOTAL CAPITAL AND SURPLUS       2,177,858            2,556,588
                                        --------------       --------------
TOTAL LIABILITIES, CAPITAL AND SURPLUS     $65,460,546          $89,347,777
                                        --------------       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                              FOR THE YEARS ENDED DECEMBER 31,
                                                                      2008                  2007                  2006
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Premiums and Annuity Considerations                                  $9,352,507           $10,313,501            $9,842,305
 Net Investment Income                                                   376,034               348,437               339,347
 Commissions and Expense Allowances on Reinsurance Ceded                 229,723               333,674                94,873
 Reserve Adjustment on Reinsurance Ceded                                 (18,161)           (1,710,405)           (1,659,418)
 Fee Income                                                            1,602,040             1,786,396             1,650,017
 Other Revenues                                                           71,925                83,752                15,635
                                                                 ---------------       ---------------       ---------------
                                                 TOTAL REVENUES       11,614,068            11,155,355            10,282,759
                                                                 ---------------       ---------------       ---------------
BENEFITS AND EXPENSES
 Death and Annuity Benefits                                              648,881               341,654               280,782
 Disability and Other Benefits                                             9,181                 7,588                18,311
 Surrenders and Other Fund Withdrawals                                 9,965,053             9,528,808             9,054,230
 Commissions                                                             834,850               962,917               864,564
 Increase (Decrease) in Aggregate Reserves for Life and
  Accident and Health Policies                                         4,809,456               (70,821)              274,407
 General Insurance Expenses                                              448,657               532,485               528,545
 Net Transfers from Separate Accounts                                 (1,671,681)             (237,153)             (675,124)
 Modified Coinsurance Adjustment on Reinsurance Assumed                 (339,634)             (509,774)             (530,122)
 Other Expenses                                                           99,317               144,927                55,838
                                                                 ---------------       ---------------       ---------------
                                    TOTAL BENEFITS AND EXPENSES       14,804,080            10,700,631             9,871,431
                                                                 ---------------       ---------------       ---------------
 Net (loss) gain from operations before federal income tax
  expense                                                             (3,190,012)              454,724               411,328
 Federal income tax (benefit) expense                                   (245,745)               88,449                31,961
                                                                 ---------------       ---------------       ---------------
                                NET (LOSS) GAIN FROM OPERATIONS       (2,944,267)              366,275               379,367
                                                                 ---------------       ---------------       ---------------
 Net realized capital gains (losses), after tax                          961,162               (81,759)              (40,656)
                                                                 ---------------       ---------------       ---------------
                                              NET (LOSS) INCOME      $(1,983,105)             $284,516              $338,711
                                                                 ---------------       ---------------       ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                           2008                2007                2006
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES ISSUED AND
 OUTSTANDING
                                                                       -------------       -------------       -------------
 Balance, Beginning and End of Year                                           $2,500              $2,500              $2,500
                                                                       -------------       -------------       -------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 Beginning of Year                                                         1,483,869           1,376,953           1,371,883
 Capital Contribution                                                        208,661             106,916               5,070
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR      1,692,530           1,483,869           1,376,953
                                                                       -------------       -------------       -------------
AGGREGATE WRITE-INS FOR OTHER THAN SPECIAL SURPLUS FUNDS
 Beginning of Year                                                           194,430                  --                  --
 Gain on Inforce Reinsurance                                                   3,310             194,430                  --
 Permitted Practice DTA                                                      299,614                  --
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        497,354             194,430                  --
                                                                       -------------       -------------       -------------
UNASSIGNED FUNDS
 Balance, Beginning of Year                                                  875,789             288,226             115,883
 Net (loss) Income                                                        (1,983,105)            284,516             338,711
 Change in Net Unrealized Capital Losses on Common Stocks and Other
  Invested Assets                                                            731,679             262,434             (35,674)
 Change in Net Unrealized Foreign Exchange Capital Losses                    (34,794)             (5,386)              2,957
 Change in Net Deferred Income Tax                                           669,251             (82,891)             30,476
 Change in Asset Valuation Reserve                                            40,851              (5,311)             (6,795)
 Change in Non-Admitted Assets                                              (182,691)            100,351             (42,153)
 Change in Reserve on Account of Change in Valuation Basis                    23,935             236,861                  --
 Change in Liability for Reinsurance in Unauthorized Companies                   559                (198)               (179)
 Correction of Reserves and Tax Liabilities                                       --               4,187                  --
 Dividends to Stockholder                                                   (156,000)           (207,000)           (115,000)
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        (14,526)            875,789             288,226
                                                                       -------------       -------------       -------------
CAPITAL AND SURPLUS,
                                                                       -------------       -------------       -------------
 End of year                                                              $2,177,858          $2,556,588          $1,667,679
                                                                       -------------       -------------       -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                              FOR THE YEARS ENDED DECEMBER 31,
                                                                      2008                  2007                  2006
---------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Premiums and Annuity Considerations                                  $9,351,978           $10,306,169            $9,836,688
 Net Investment Income                                                   408,199               378,000               383,972
 Miscellaneous Income                                                  1,885,933               493,502                98,373
                                                                 ---------------       ---------------       ---------------
  Total Income                                                        11,646,110            11,177,671            10,319,033
                                                                 ---------------       ---------------       ---------------
 Benefits Paid                                                        10,733,727            10,132,212             9,346,769
 Federal Income Tax Payments (Recoveries)                                (96,263)               71,171              (103,806)
 Net Transfers from Separate Accounts                                 (1,671,681)             (204,517)             (188,413)
 Other Expenses                                                       (2,295,760)              332,141             1,011,284
                                                                 ---------------       ---------------       ---------------
  Total Benefits and Expenses                                          6,670,023            10,331,007            10,065,834
                                                                 ---------------       ---------------       ---------------
                      NET CASH PROVIDED BY OPERATING ACTIVITIES        4,976,087               846,664               253,199
                                                                 ---------------       ---------------       ---------------
INVESTING ACTIVITIES
 PROCEEDS FROM INVESTMENTS SOLD AND MATURED
 Bonds                                                                   779,818             1,526,875             1,959,478
 Common and Preferred Stocks                                              38,676               149,356                24,070
 Mortgage Loans                                                           17,014                63,357                 8,746
 Derivatives and Other                                                   878,786               (32,175)              (16,109)
                                                                 ---------------       ---------------       ---------------
  Total Investment Proceeds                                            1,714,294             1,707,413             1,976,185
                                                                 ---------------       ---------------       ---------------
 COST OF INVESTMENTS ACQUIRED
 Bonds                                                                 3,706,708             2,269,295             1,682,961
 Common and Preferred Stocks                                              19,943               214,967               140,727
 Mortgage Loans                                                          278,706               253,365                70,991
 Real Estate                                                                  --                 2,781                 1,125
 Derivatives and Other                                                 1,529,747               384,420               109,533
                                                                 ---------------       ---------------       ---------------
  Total Investments Acquired                                           5,535,104             3,124,828             2,005,337
                                                                 ---------------       ---------------       ---------------
 Net Increase in Policy Loans                                             11,147                19,142                   720
                                                                 ---------------       ---------------       ---------------
                         NET CASH USED FOR INVESTING ACTIVITIES       (3,831,957)           (1,436,557)              (29,872)
                                                                 ---------------       ---------------       ---------------
FINANCING AND MISCELLANEOUS ACTIVITIES
 Capital Contribution                                                    208,661               100,000                    --
 Dividends to Stockholder                                               (156,000)              (57,726)             (115,000)
 Funds Held Under Reinsurance Treaties with Unauthorized
  Reinsurers                                                           1,013,639               646,001                    --
 Net Other Cash (Used) Provided                                         (449,560)                 (747)               13,463
                                                                 ---------------       ---------------       ---------------
    NET CASH PROVIDED BY (USED FOR) FINANCING AND MISCELLANEOUS
                                                     ACTIVITIES          616,740               687,528              (101,537)
                                                                 ---------------       ---------------       ---------------
 Net Increase in Cash and Short-Term Investments                       1,760,870                97,635               121,790
 Cash and Short-Term Investments, Beginning of Year                      565,283               467,648               345,858
                                                                 ---------------       ---------------       ---------------
                   CASH AND SHORT-TERM INVESTMENTS, END OF YEAR       $2,326,153              $565,283              $467,648
                                                                 ---------------       ---------------       ---------------
Note: Supplemental disclosures of cash flow information for
 non-cash transactions:
 Capital contribution from parent to settle intercompany
  balances related to stock compensation                                   3,815                 6,916                 5,070
 Dividend of Assets to Affiliate Champlain Life Reinsurance
  Company                                                                     --               149,274                    --

                       SEE NOTES TO FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(IN THOUSANDS)

--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under State of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by Connecticut. A difference prescribed by Connecticut state law, allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

The Company has received approval from the Connecticut Insurance Department regarding the use of a permitted practice related to the statutory accounting for deferred income taxes as of December 31, 2008. This permitted practice modifies the accounting for deferred income taxes prescribed by NAIC SAP by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. The benefits of this permitted practice may not be considered by the Company when determining surplus available for dividends and the Company must maintain it's Risk Based Capital Ratio at or above 250%. The Company is also required to submit a quarterly certification of the Company's deferred tax asset calculation to the Connecticut Department of Insurance. If the Company had not used this permitted practice, the Company's risk-based capital would not have triggered a regulatory event.

The effect of the use of the above described practices prescribed and permitted by the Connecticut Insurance Department is shown in the reconciliation of the Company's net income and capital and surplus to NAIC SAP below:

                                                                           2008                2007                2006
---------------------------------------------------------------------------------------------------------------------------------
NET (LOSS) INCOME, STATE OF CONNECTICUT BASIS                           $ (1,983,105)          $ 284,516           $ 338,711
State prescribed practice:
Reinsurance reserve credit                                                  (142,389)             (7,492)             (3,876)
                                                                      --------------       -------------       -------------
Net (loss) income, NAIC SAP:                                             $(2,125,494)           $277,024            $334,835
                                                                      --------------       -------------       -------------
Statutory surplus, State of Connecticut basis                             $2,177,858          $2,556,588          $1,667,679
State permitted and prescribed practice
Reinsurance reserve credit -- prescribed practice                           (390,571)           (248,182)           (240,690)
Deferred income taxes -- permitted practice                                 (299,614)                 --                  --
                                                                      --------------       -------------       -------------
Statutory surplus, NAIC SAP:                                              $1,487,673          $2,308,406          $1,426,989
                                                                      --------------       -------------       -------------

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies, evaluation of other-than-temporary impairments and valuation of derivatives. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the financial statements. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to current year presentation.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC, which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for NAIC classes 1-5 and the lower of amortized cost or fair value for NAIC class 6 for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity,

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities must meet specific conditions to qualify as a separate account asset or liability. Amounts reported for separate accounts assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

(12) comprehensive income and its components are not presented in statutory financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP accounting derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net (loss) income and capital and surplus for the Company are as follows:

                                                                           2008                2007                2006
---------------------------------------------------------------------------------------------------------------------------------
GAAP Net (loss) Income                                                   $(2,431,996)           $348,883            $312,900
Deferral and amortization of policy acquisition costs, net                    56,711            (583,420)            (69,341)
Change in unearned revenue reserve                                           221,472             205,884             120,820
Deferred taxes                                                            (1,254,566)             76,671             (57,573)
Separate account expense allowance                                          (922,220)            382,281             143,649
Benefit reserve adjustment                                                   359,517            (328,431)            (91,421)
Prepaid reinsurance adjustment                                                  (967)              3,703                 615
Sales inducements                                                            (56,624)            (30,167)            (21,576)
Derivatives                                                                1,870,871             263,627              60,110
Realized capital gains (losses)                                              441,220            (114,173)            (46,589)
Goodwill impairment                                                           76,895                  --                  --
Other, net                                                                  (343,419)             59,658             (12,883)
                                                                      --------------       -------------       -------------
                                         STATUTORY NET (LOSS) INCOME     $(1,983,106)           $284,516            $338,711
                                                                      --------------       -------------       -------------

                                                                           2008                2007                2006
---------------------------------------------------------------------------------------------------------------------------------
GAAP Stockholder's Equity                                                 $1,543,717          $4,153,194          $3,916,947
Deferred policy acquisition costs                                         (5,679,729)         (5,187,834)         (4,583,199)
Unearned revenue reserve                                                   1,191,670             861,421             648,448
Deferred taxes                                                              (645,626)            475,659             383,837
Separate account expense allowance                                         1,561,059           2,473,554           2,089,536
Unrealized gains on investments                                              806,123              56,340            (117,113)
Benefit reserve adjustment                                                 3,327,187             (44,469)           (274,921)
Asset valuation reserve                                                       (6,004)            (46,855)            (41,544)
Prepaid reinsurance premium                                                  (49,200)            (40,877)            (33,931)
Goodwill                                                                     (93,206)           (170,100)           (170,100)
Reinsurance ceded                                                            111,406                (569)           (200,371)
Other, net                                                                   110,461              27,124              50,090
                                                                      --------------       -------------       -------------
                                       STATUTORY CAPITAL AND SURPLUS      $2,177,858          $2,556,588          $1,667,679
                                                                      --------------       -------------       -------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 9.50% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

During 2008, the Company changed it's reserving methodologies relating to CARVM calculations for two blocks of Fortis Adaptable life policies. The change resulted in a basis change which lowered reserves by $23,935 and was reported as a direct increase to surplus.

During 2007, the State of Connecticut Insurance Department approved changes to certain reserving methodologies. The reserve valuation basis for variable annuities was changed from "continuous" CARVM to "curtate" CARVM. The change resulted in a basis change which lowered reserves by $236,861 and was reported as a direct increase to surplus.

As of December 31, 2008 and 2007, the Company had $14,464,897 and $10,136,370,
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2008 and 2007 totaled $60,552 and $31,284, respectively.

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2008 (including general and separate account liabilities) are as follows

                                                                     % OF
SUBJECT TO DISCRETIONARY WITHDRAWAL:                   AMOUNT       TOTAL
--------------------------------------------------------------------------------
With market value adjustment:
 In a lump sum reflecting changes in interest
  rates or asset values                                $2,464,756      4.73%
 In installments over 5 years or more, with or
  w/o reduction in interest rates                              --      0.00%
At book value, less current surrender charge of
 5% or more                                               869,809      1.67%
At market value                                        46,229,124     88.64%
                                                   --------------  --------
         TOTAL WITH ADJUSTMENT OR AT MARKET VALUE      49,563,689     95.03%
                                                   --------------  --------
At book value without adjustment (minimal or no
 charge or adjustment):
 In a lump sum without adjustment                         296,080      0.57%
 Installments over less than 5 years                           --      0.00%
 In a lump sum subject to a fixed surrender
  charge of less than 5%                                1,957,509      3.75%
 In a lump sum subject to a surrender charge                   --      0.00%
 All others                                                    --      0.00%
Not subject to discretionary withdrawal                   337,683      0.65%
                                                   --------------  --------
                                     TOTAL, GROSS      52,154,961    100.00%
Reinsurance ceded                                              --      0.00%
                                                   --------------  --------
                                       TOTAL, NET     $52,154,961    100.00%
                                                   --------------  --------
Reconciliation of total annuity actuarial
 reserves and deposit fund liabilities:
Life and Accident & Health Annual Statement:
 Exhibit 5, Annuities Section, Total (net)             $5,777,961
 Exhibit 5, Supplementary Contract Section, Total
  (net)                                                     4,540
 Exhibit 7, Deposit-Type Contracts Section,
  Column 1, Line 14                                        70,266
                                                   --------------
                                         SUBTOTAL       5,852,767
Separate Account Annual Statement
 Exhibit 3, Column 2, Line 0299999                     46,302,194
 Exhibit 3, Column 2, Line 0399999                             --
 Policyholder dividend and coupon accumulations                --
 Policyholder premiums                                         --
 Guaranteed interest contracts                                 --
 Other contract deposit funds                                  --
                                                   --------------
                                         SUBTOTAL      46,302,194
                                                   --------------
                                   COMBINED TOTAL     $52,154,961
                                                   --------------

INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO"), which are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Unaffiliated common stocks are carried at fair value with the change in the difference from cost recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or fair values depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Investments in common and preferred stocks of subsidiaries and affiliates of the Company are carried in accordance with Statement of Statutory Accounting Principles ("SSAP") No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88) based on their underlying equity generally adjusted to a statutory basis. Mortgage loans on real estate are stated at the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value.

Interest income on bonds and mortgage loans is recognized when earned on the constant effective yield method based on estimated principal repayments, if applicable. For bonds subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future principal repayments. The new effective yields used for fixed rate and variable rate loan-backed securities are recalculated on a retrospective and prospective basis, respectively. The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on interest only securities is determined using the prospective method.

Prepayment fees on bonds and mortgage loans are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For bond investments, other than loan-backed securities, that have had an other-than-temporary impairment loss, income is earned on the effective yield method based upon the new cost basis and the amount and timing of future estimated cash flows.

Due and accrued investment income amounts over 90 days past due are non-admitted. There was no investment income due and accrued excluded from surplus at December 31, 2008 and 2007.

Net realized gains and losses from investment sales are determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $6,004 and $46,855 as of December 31, 2008, 2007 respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold. The IMR balances as of December 31, 2008 and 2007 were $(7,165), and $(10,988) respectively. The 2008 and 2007 IMR balances were asset balances and were reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The net capital gains (losses) captured in the IMR, net of taxes, in 2008, 2007, and 2006 were $3,339, $(10,549) and $(15,707), respectively. The amount of (expense) or income amortized from the IMR net of taxes in 2008, 2007 and 2006 included in the Company's Statements of Operations, was $(484), $(86) and $2,664, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statement of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security, that is not subject to SSAP No. 43 (Loan-backed and Structured Securities), below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. If the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further other-than-temporary impairments on an ongoing basis.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 requires the Company to periodically update their best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cash flows of a security are less than its amortized cost, then an other-than-temporary impairment charge is recognized equal to the difference between the amortized cost and undiscounted estimated cash flows of the security. The undiscounted estimated cash flows of the impaired investment become its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Net realized capital losses resulting from write-downs for other-than-temporary impairments on corporate and asset-backed fixed maturities was $92,544, $560 and $0 for the years ended December 31, 2008, 2007 and 2006. Net realized capital losses resulting from write-downs for other-than-temporary impairments on equities was $20,786, $1,664 and $0 for the years ended December 31, 2008, 2007 and 2006, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of the fair value of the collateral. Changes in valuation allowances are recorded in net realized capital gains and losses. The Company does not have a valuation reserve as of December 31, 2008, 2007 and 2006, respectively.

ADOPTION OF ACCOUNTING STANDARDS

SSAP No. 98 -- Treatment of Cashflows When Quantifying Changes in Valuation and Impairments, An Amendment to SSAP 43 -- Loan Backed and Structured Securities (SSAP No. 98), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task force during 2008. SSAP No. 98 more closely aligns the statutory accounting impairment rules with the more conservative U.S. GAAP accounting principles. SSAP 98 is effective on September 30, 2009 with early adoption permitted. The Company does not expect the implementation of SSAP 98 to have a material impact on the Company's financial statements.

SSAP No. 97 -- Investments in Subsidiary, Controlled and Affiliated Entities (SSAP No. 97), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task force during 2007. SSAP No. 97 defines the appropriate valuation for subsidiaries and affiliates of insurance companies. It was effective on January 1, 2008, and did not have a material impact on the Company's financial statements.

SSAP No. 96 -- Settlement Requirements for Intercompany Transactions (SSAP No.
96), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task Force December 11, 2006. SSAP No. 96 establishes a statutory aging threshold for admission of loans and advances to related parties outstanding as of the reporting date. In addition, this statement establishes an aging threshold for admission of receivables associated with transactions for services provided to related parties outstanding as of the reporting date. It was effective December 31, 2007, and did not have a material impact on the Company's financial statements.

3. INVESTMENTS:

For the years ended December 31,

(A) COMPONENTS OF NET INVESTMENT INCOME

                                            2008             2007        2006
--------------------------------------------------------------------------------
Interest income from bonds and
 short-term investments                    $343,501         $335,302    $306,123
Interest income from policy loans            22,535           21,532      21,199
Interest income from mortgage loans          26,596           17,414       9,591
Interest and dividends from other
 investments                                 (9,818)           9,101       9,577
                                         ----------       ----------  ----------
Gross investment income                     382,814          383,349     346,490
Less: investment expenses                     6,780           34,912       7,143
                                         ----------       ----------  ----------
                  NET INVESTMENT INCOME    $376,034         $348,437    $339,347
                                         ----------       ----------  ----------

(B) COMPONENTS OF NET UNREALIZED CAPITAL LOSSES ON BONDS AND SHORT TERM INVESTMENTS

                                 2008              2007             2006
--------------------------------------------------------------------------------
Gross unrealized
 capital gains                    $89,940          $86,420          $95,839
Gross unrealized
 capital losses                  (981,592)        (152,307)         (62,923)
Net unrealized capital
 (losses) gains                  (891,652)         (65,887)          32,916
Balance, beginning of
 year                             (65,887)          32,916           41,257
                              -----------       ----------       ----------
          CHANGE IN NET
     UNREALIZED CAPITAL
        LOSSES ON BONDS
         AND SHORT-TERM
            INVESTMENTS         $(825,765)        $(98,803)         $(8,341)
                              -----------       ----------       ----------

(C) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON STOCKS AND PREFERRED STOCKS

                                   2008             2007            2006
--------------------------------------------------------------------------------
Gross unrealized capital gains         $245          $1,751          $3,778
Gross unrealized capital
 losses                            (157,708)        (56,041)        (36,376)
                                -----------       ---------       ---------
Net unrealized capital losses      (157,463)        (54,290)        (32,598)
Balance, beginning of year          (54,290)        (32,598)        (30,969)
                                -----------       ---------       ---------
      CHANGE IN NET UNREALIZED
        CAPITAL (LOSSES) GAINS
ON COMMON STOCKS AND PREFERRED
                        STOCKS    $(103,173)       $(21,692)        $(1,629)
                                -----------       ---------       ---------

(D) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                  2008               2007               2006
---------------------------------------------------------------------------------------------------------------------
Bonds and short-term investments                                 $(103,639)          $(13,496)          $(19,176)
Common stocks                                                         (784)               (11)                43
Preferred stocks                                                   (27,428)            (2,546)              (502)
Other invested assets                                            1,095,885            (72,007)           (40,976)
                                                              ------------       ------------       ------------
Realized capital gains (losses)                                    964,034            (88,060)           (60,611)
Capital gains tax benefit                                             (467)             4,248             (4,248)
                                                              ------------       ------------       ------------
Net realized capital losses, after tax                             964,501            (92,308)           (56,363)
Less: amounts transferred to IMR                                     3,339            (10,549)           (15,707)
                                                              ------------       ------------       ------------
              NET REALIZED CAPITAL (LOSSES) GAINS, AFTER TAX      $961,162           $(81,759)          $(40,656)
                                                              ------------       ------------       ------------

For the years ended December 31, 2008, 2007 and 2006, sales of unaffiliated bonds and short-term investments resulted in proceeds of $1,083,622, $1,478,584 and $1,771,232, gross realized capital gains of $13,331, $13,287 and $9,836, and gross realized capital losses of $29,008, $26,224 and $29,012 respectively, before transfers to the IMR.

For the years ended December 31, 2008, 2007 and 2006, sales of common and preferred stocks resulted in proceeds of $18,884, $149,356 and $24,070, gross realized capital gains of $11, $62 and $43, and gross realized capital losses of $7,437, $955 and $502, respectively.

(E) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer defaults, price or foreign currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into income generation or replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), income generation, replication, or held for other investment and/or risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut, State of Illinois, and State of New York insurance departments.

Interest rate swaps and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value, fair value, and carrying value of derivative instruments used during the year are disclosed in the strategy discussions below. During the year 2008 and 2007, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation, fair value hedges, or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2008 and 2007, were $13,610,197 and $17,006,125, respectively.
The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third party data as inputs or independent broker quotations. The Company did not have any material unrealized gains or losses during the reporting period representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting. The fair value of derivative instruments at December 31, 2008 and 2007, were $1,859,441 and $472,283, respectively. As of December 31, 2008 and 2007, the average fair value for derivatives held for other investment and/or risk management activities was $963,117 and $314,434, respectively. The carrying value of derivative instruments at December 31, 2008 and 2007, were $1,764,939 and $466,251, respectively.

CASH-FLOW HEDGES

INTEREST RATE SWAPS: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. Forward starting swap agreements are used to hedge the interest rate exposure of anticipated future purchases of fixed rate securities. The maximum length of time over which the Company is hedging exposure to the variability of future cash flows for forecasted transactions, excluding those forecasted transactions related to the payment of variable interest on existing financial instruments, is five years. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2008 and 2007, interest rate swaps used in cash flow hedge relationships had a notional value of $235,000 and $150,000, respectively, a fair value of $72,937 and $(341), respectively, and a carrying value of $0.

FOREIGN CURRENCY SWAPS: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in euros and are hedged to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2008 and 2007, foreign currency swaps used in cash flow hedge relationships had a notional value of $176,393 and $192,393, respectively, a fair value of $19,874 and $(23,535), respectively, and a carrying value of $(1,691) and $(29,875), respectively.

REPLICATION TRANSACTIONS

CREDIT DEFAULT SWAPS: The Company periodically enters into credit default swaps as part of replication transactions. Credit default swaps used in replication transactions had a notional value at December 31, 2008 and 2007, of $0, and $7,500, respectively, a fair value of $0 and $33, respectively, and a carrying value of $0.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

INTEREST RATE CAPS: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap contracts in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2008 and 2007, interest rate caps used to mitigate risk in a rising interest rate environment had a notional value of $80,767 and $580,767, respectively, a fair value of $655 and $2,435, respectively, and a carrying value of $655 and $2,435, respectively. For the years ended December 31, 2008, 2007 and 2006, derivative contracts in this strategy reported a loss of $(5,450), $(6,239) and $(235), respectively, in realized capital gains and losses.

CREDIT DEFAULT SWAPS: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity. As of December 31, 2008 and 2007, credit default swaps had a notional value of $355,316 and

$447,700, respectively, a fair value of $37,463 and $3,597, respectively, and a carrying value of $37,463 and $3,597 respectively. For the years ended December 31, 2008, 2007 and 2006, credit default swaps reported a gain of $20,185, a gain of $1,453 and a loss of $(19), respectively, in realized capital gains and losses. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap. As of December 31, 2008 and 2007, credit default swaps in offsetting relationships had a notional value of $140,000 and $0, respectively, a fair value of $0, and a carrying value of $0. For the years ended 2008, 2007 and 2006, there were no realized gains and losses on credit default swaps in offsetting relationships.

FUTURES CONTRACTS, EQUITY INDEX OPTIONS, TOTAL RETURN INDEX, AND INTEREST RATE SWAP CONTRACTS: The Company enters into interest rate futures, S&P 500 and NASDAQ index futures contracts and put and call options, as well as interest rate, total return Europe, Australasia, and Far East ("EAFE") and equity volatility and dividend swap contracts to hedge exposure to the volatility associated with the portion of the guaranteed minimum withdrawal benefit ("GMWB") liabilities which are not reinsured and to periodically hedge anticipated GMWB new business. In 2007, the Company entered into a customized swap contract to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders. As of December 31, 2008 and 2007, derivative contracts in this strategy had a notional value of $10,136,044 and $14,946,569, respectively, a fair value of $1,565,020 and $495,575, respectively, and a carrying value of $1,565,020 and $495,575, respectively. For the years ended December 31, 2008, 2007 and 2006, derivative contracts in this strategy reported a gain of $1,006,992, a loss of $(48,528) and $(25,898), respectively, in realized capital gains and losses.

INTEREST RATE SWAPS: The Company enters into interest rate swaps to manage duration risk between assets and liabilities. As of December 31, 2008 and 2007, interest rate swaps had a notional value of $75,000 and $636,500, respectively, a fair value of $319 and $(1,777), respectively, and a carrying value of $319 and $(1,777), respectively. For the years ended December 31, 2008, 2007 and 2006, interest rate swaps reported a gain of $6,056, $447 and $772, respectively, in realized capital gains and losses. In addition, the Company may enter into interest rates swaps to terminate existing swaps in hedging relationships, and thereby offsetting the changes in value in the original swap. As of December 31, 2008 and 2007, interest rate swaps in offsetting relationships had a notional value of $225,000 and $20,000, respectively, a fair value of $(13,301) and $297, respectively, and a carrying value of $(13,301) and $297, respectively. For the year ended December 31, 2008, interest rate swaps in offsetting relationships reported a gain of $2,316. For the years ended 2007 and 2006, there were no realized gains and losses on interest rate swaps in offsetting relationships.

EQUITY INDEX OPTIONS AND FUTURES: The Company purchases S&P 500 options contracts as well as futures to economically hedge the statutory reserve impact of equity volatility arising primarily from guaranteed minimum death benefits ("GMDB") and guaranteed minimum withdrawal benefits ("GMWB") obligations against a decline in the equity markets. As of December 31, 2008 and 2007, derivative contracts in this strategy had a notional value $1,870,478 and $0, respectively, a fair value of $134,852 and $0, respectively, and a carrying value of $134,852 and $0, respectively. For the years ended December 31, 2008, 2007 and 2006, derivative contracts in this strategy reported a loss of $(13,503), $(16,876) and $(6,573), respectively, in realized capital gains and losses.

FOREIGN CURRENCY SWAPS AND FORWARDS: The Company enters into foreign currency swaps to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. In addition, foreign currency and forward contracts convert euros to yen in order to economically hedge the foreign currency risk associated with certain Japanese variable annuity products that are assumed by Hartford Life and Annuity Insurance Company. As of December 31, 2008 and 2007, foreign currency swaps and forwards had a notional value of $315,699 and $44,196, respectively, a fair value of $41,393 and $(3,756), respectively, and a carrying value of $41,393 and $(3,756), respectively. For the years ended December 31, 2008, 2007 and 2006, derivative contracts in this strategy reported a loss of $(773), a gain of $599 and a loss of $(805), respectively, in realized capital gains and losses.

WARRANTS: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2008 and 2007, the warrants had a notional value of $500, a fair value of $229 and $52, respectively, and a carrying value of $229 and $52, respectively. There were no realized gains and losses during the years 2008, 2007 and 2006.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk from a referenced index or asset pool in order to synthetically replicate investment transactions. In addition, the Company may enter into credit default swaps that assume credit risk to terminate existing credit default swaps that reduce credit risk, thereby offsetting the changes in value of the original swap."

The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation. A credit event is generally defined as default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade baskets of up to five corporate issuers and diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and are typically divided into tranches that possess different credit ratings.

The following table presents the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31, 2008.

                                                AVERAGE      AS OF DECEM
CREDIT DERIVATIVE TYPE BY       NOTIONAL                                       CARRYING
DERIVATIVE RISK EXPOSURE       AMOUNT (2)                FAIR VALUE              VALUE
---------------------------------------------------------------------------------------------
Basket credit default
 swaps (4) Investment
 grade risk exposure              $70,000                  $(21,514)            $(21,514)
                                ---------                 ---------            ---------
                 TOTAL           $ 70,000                 $ (21,514)           $ (21,514)

                                WEIGHTED                         UNDERLYING
                                                AVERAGE      AS OF DECEM
CREDIT DERIVATIVE TYPE BY       YEARS TO                      OBLIGATION(S) (1)EDIT
DERIVATIVE RISK EXPOSURE        MATURITY                 TYPE                RATING
-------------------------  ------------------------------------------------------------------
Basket credit default
 swaps (4) Investment
 grade risk exposure             42 years             CMBS Credit               AAA
                                ---------            ------------            ------
                 TOTAL

                               OFFSETTING
                                             AVERAGE      AS OF DECEM
CREDIT DERIVATIVE TYPE BY        AMOUNT                     FAIR               CARRYING
DERIVATIVE RISK EXPOSURE           (3)                    VALUE (3)              VALUE
-------------------------  -------------------------------------------------------------
Basket credit default
 swaps (4) Investment
 grade risk exposure              $70,000                   $21,514              $21,514
                                ---------                 ---------            ---------
                 TOTAL           $ 70,000                  $ 21,514             $ 21,514

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting, the future changes in value of or losses paid related to the original swap.

(4) Includes $70,000 of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

CREDIT RISK

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. For each legal entity, the Company's credit exposures are generally quantified daily, netted by counterparty, and collateral is pledged to and held by, or behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds which do not exceed $10,000. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A2/A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with the Company policies and statutory limitations. The Company also maintains a policy of requiring that derivative contracts, other than exchange traded contracts and certain currency forward contracts, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

As of December 31, 2008, the Company has incurred losses of $(13,838) on derivative instruments due to counterparty default related to the bankruptcy of Lehman Brothers Holdings, Inc. These losses were a result of the contractual collateral threshold amounts and open collateral calls in excess of such amounts immediately prior to the bankruptcy filing, as well as interest rate and credit spread movements from the date of the last collateral call to the date of the bankruptcy filing.

(F) CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2008, the Company had one significant concentration of credit risk, Government of Japan, that exceeded 10% of capital and surplus in bonds of single issuers that was not U.S. government, certain U.S. government agencies and short term investment pool. These bonds were all designated NAIC investment grade. The Company monitors closely these concentrations and the potential impact of capital and surplus should the issuer fail to perform according to the contractual terms of the investment. As of December 31, 2008, the carrying value, gross unrealized gain, gross unrealized loss and estimated fair value of these bonds were $1,848,824, $20,292, $0 and $1,869,116

(G) BONDS, SHORT-TERM INVESTMENTS, COMMON STOCKS AND PREFERRED STOCKS

                                                                               DECEMBER 31, 2008
                                                                           GROSS                   GROSS             ESTIMATED
                                                 STATEMENT               UNREALIZED             UNREALIZED              FAIR
                                                   VALUE                   GAINS                  LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. government and government agencies and
 authorities:
 -- Guaranteed and sponsored                         $767,433                $8,278                  $(3,717)            $771,994
 -- Guaranteed and sponsored -- asset-backed          612,681                14,147                   (1,672)             625,156
States, municipalities and political
 subdivisions                                          56,540                   258                   (9,859)              46,939
International governments                           1,784,069                21,070                     (496)           1,804,643
Public utilities                                      552,314                 5,224                  (52,867)             504,671
All other corporate -- excluding
 asset-backed                                       2,543,103                34,761                 (271,737)           2,306,127
All other corporate -- asset-backed                 2,055,543                 6,202                 (641,244)           1,420,501
Short-term investments                              2,166,710                    --                       --            2,166,710
                                              ---------------            ----------            -------------       --------------
      TOTAL BONDS AND SHORT-TERM INVESTMENTS      $10,538,393               $89,940                $(981,592)          $9,646,741
                                              ---------------            ----------            -------------       --------------

                                                                           GROSDECEMBER 31, 2008   GROSS             ESTIMATED
                                                                         UNREALIZED             UNREALIZED              FAIR
                                                   COST                    GAINS                  LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                           $5,987                   $18                    $(974)              $5,031
Common stock -- affiliated                             36,884                    --                  (30,395)               6,489
                                              ---------------            ----------            -------------       --------------
                         TOTAL COMMON STOCKS          $42,871                   $18                 $(31,369)             $11,520
                                              ---------------            ----------            -------------       --------------

                                                                               DECEMBER 31, 2008
                                                                           GROSS                   GROSS             ESTIMATED
                                                 STATEMENT               UNREALIZED             UNREALIZED              FAIR
                                                   VALUE                   GAINS                  LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated                      $255,362                  $227                $(126,339)            $129,250
                                              ---------------            ----------            -------------       --------------
                      TOTAL PREFERRED STOCKS         $255,362                  $227                $(126,339)            $129,250
                                              ---------------            ----------            -------------       --------------

                                                                               DECEMBER 31, 2007
                                                                           GROSS                   GROSS             ESTIMATED
                                                 STATEMENT               UNREALIZED             UNREALIZED              FAIR
                                                   VALUE                   GAINS                  LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. government and government agencies and
 authorities:
 -- Guaranteed and sponsored                          $21,766                  $489                     $ --              $22,255
 -- Guaranteed and sponsored -- asset-backed          610,221                 8,476                   (3,611)             615,086
States, municipalities and political
 subdivisions                                          36,155                    --                   (1,693)              34,462
International governments                              16,739                   439                     (102)              17,076
Public utilities                                      467,158                 3,364                  (11,666)             458,856
All other corporate -- excluding
 asset-backed                                       2,156,711                47,235                  (40,854)           2,163,092
All other corporate -- asset-backed                 2,296,880                26,417                  (94,381)           2,228,916
Short-term investments                                476,505                    --                       --              476,505
                                              ---------------            ----------            -------------       --------------
      TOTAL BONDS AND SHORT-TERM INVESTMENTS       $6,082,135               $86,420                $(152,307)          $6,016,248
                                              ---------------            ----------            -------------       --------------

                                                                           GROSS                   GROSS             ESTIMATED
                                                                         UNREALDECEMBER 31, 2007UNREALIZED              FAIR
                                                   COST                    GAINS                  LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                           $6,662                $1,425                      $(3)              $8,084
Common stock -- affiliated                             36,884                    --                  (30,221)               6,663
                                              ---------------            ----------            -------------       --------------
                         TOTAL COMMON STOCKS          $43,546                $1,425                 $(30,224)             $14,747
                                              ---------------            ----------            -------------       --------------

                                                                    GROSS   DECEMBER 31, 2007  GROSS                  ESTIMATED
                                           STATEMENT             UNREALIZED                  UNREALIZED                 FAIR
                                             VALUE                  GAINS                      LOSSES                   VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated               $301,811                 $236                     $(25,817)                $276,230
                                         -------------            ---------                 ------------            -------------
                 TOTAL PREFERRED STOCKS       $301,811                 $236                     $(25,817)                $276,230
                                         -------------            ---------                 ------------            -------------

The statement value and estimated fair value of bonds and short-term investments at December 31, 2008 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                    STATEMENT       ESTIMATED
                                                      VALUE         FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
Due in one year or less                               $2,534,297      $2,495,083
Due after one year through five years                  2,637,862       2,356,958
Due after five years through ten years                 3,812,781       3,406,406
Due after ten years                                    1,553,453       1,388,294
                                                 ---------------  --------------
                                          TOTAL      $10,538,393      $9,646,741
                                                 ---------------  --------------

At December 31, 2008 and 2007, securities with a statement value of $3,809 and $3,805, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's mortgage loans outstanding were 6.99% and 4.02% and 9.38% and 5.26% during 2008 and 2007, respectively. During 2008 and 2007, the Company did not reduce interest rates on any outstanding mortgage loans. For loans held at December 31, 2008 and 2007, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 79.23%. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2008 and 2007, the Company did not hold mortgages with interest more than 180 days past due. There were no impaired mortgage loans as of December 31, 2008 and 2007.

(I) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The Company did not have investments in restructured loans as of December 31, 2008, 2007 and 2006.

(J) FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                        2008   ESTIMATED                 2007   ESTIMATED
                                            STATEMENT             FAIR       STATEMENT             FAIR
                                              VALUE              VALUE         VALUE              VALUE
-----------------------------------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds and short-term investments           $10,538,393          9,646,741    $6,082,135          6,016,248
 Preferred stocks                               255,362            129,250       301,811            276,320
 Common stocks                                   11,520             11,520        14,747             14,747
 Mortgage loans                                 611,372            569,461       350,528            351,604
 Derivative related assets (1)                1,791,997          1,813,561       473,685            479,381
 Policy loans                                   354,920            354,920       343,773            343,773
 Other invested assets                          264,280            264,280       183,719            183,719
LIABILITIES
 Liability for deposit type contracts           $70,266            $70,266       $73,736            $73,736
 Derivative related liabilities (1)              27,058             27,058         7,434              6,790
                                          -------------       ------------  ------------       ------------

(1) Includes derivatives held for other investment and risk management activities as of December 31, 2008 and 2007, with a fair value asset position of $1,793,687 and $490,565, respectively, and a liability position of $27,058 and $5,561, respectively. Excludes derivative contracts that receive hedge accounting and have a zero statement value at December 31, 2008 and 2007. These derivatives are not reported on the Statement of Admitted Assets, Liabilities and Surplus and have a fair value as of December 31, 2008 and 2007, of $72,938 and ($308), respectively.

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market.

The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or settled in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion of SFAS 157 "Fair Value Measurements" reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Derivative instruments are fair valued using pricing valuation models, which utilize market data inputs or independent broker quotations. The Company performs a monthly analysis on the prices received from third parties and derivative valuation which includes both quantitative and qualitative analysis.

The Company's financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SFAS No. 157, FAIR VALUE MEASUREMENTS. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The levels of the fair value hierarchy are as follows:

  LEVEL 1 -- Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.

  LEVEL 2 -- Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.

  LEVEL 3 -- Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as private placement debt and equity securities. Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the SFAS 157 Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

FINANCIAL ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS

The following table provides information as of December 31, 2008 about the Company's financial assets and liabilities measured at fair value on a recurring basis.

                                                  QUOTED PRICES
                                                    IN ACTIVE            SIGNIFICANT             SIGNIFICANT
                                                   MARKETS FOR           OBSERVABLE             UNOBSERVABLE
                                                IDENTICAL ASSETS           INPUTS                  INPUTS
                                                    (LEVEL 1)             (LEVEL 2)               (LEVEL 3)             TOTAL
---------------------------------------------------------------------------------------------------------------------------------
ASSETS AT FAIR VALUE:
Common Stock                                           $5,028                     --                       $4              $5,032
Derivative related assets
 Customized derivatives used to hedge US GMWB              --                     --                  490,215             490,215
 Other derivatives used to hedge US GMWB                   --                (12,918)               1,101,792           1,088,874
 Macro hedge program                                       --                 34,614                  134,852             169,466
 Other derivative assets                                   --                 44,477                      655              45,132
Total derivative related assets                            --                 66,173                1,727,514           1,793,687
Separate account assets                                50,551                     --                       --              50,551
                                                    ---------            -----------            -------------       -------------
                  TOTAL ASSETS AT FAIR VALUE:         $55,579               $132,346               $3,455,032          $3,642,957
                                                    ---------            -----------            -------------       -------------
LIABILITIES AT FAIR VALUE:
Derivative related liabilities
 Other derivatives used to hedge US GMWB                   --                     --                   14,070              14,070
 Other derivative liabilities                              --                 12,988                       --              12,988
Total derivative related liabilities                       --                 12,988                   14,070              27,058
Separate account liabilities                           50,551                     --                       --              50,551
                                                    ---------            -----------            -------------       -------------
             TOTAL LIABILITIES AT FAIR VALUE:         $50,551                $12,988                  $14,070             $77,609
                                                    ---------            -----------            -------------       -------------

Fair values and changes in the fair values of separate account assets generally accrue directly to the policyholders and are not included in the Company's revenues and expenses or surplus.

Level 1 financial assets and liabilities

Common Stock classified in Level 1 includes actively-traded exchange-listed equity securities and mutual funds. Separate account assets in Level 1 primarily include actively-traded institutional and retail mutual fund investments valued by the respective mutual fund companies.

Level 2 financial assets and liabilities

DERIVATIVE: Amounts classified in Level 2 represent over-the-counter instruments, such as forwards, interest rate swaps, currency swaps, and certain credit default swaps that do not qualify for hedge accounting. The derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data.

Level 3 financial assets and liabilities

The Company classifies certain privately placed, complex or illiquid securities in Level 3.

COMMON STOCK: Securities classified in Level 3 represent private placement equity securities. Fair values for these securities are derived principally using unobservable inputs as there is little, if any, relevant market data.

DERIVATIVES: Amounts classified in Level 3 represent complex derivatives, such as interest rate swaps, equity options and swaps, and certain credit default swaps that do not qualify for hedge accounting. Also included in Level 3 classification for derivatives are customized equity swaps that partially hedge the Company's U.S. GMWB liabilities. These derivative instruments are valued using pricing models which utilize both observable and unobservable inputs and, to a lesser extent, broker quotations. A derivative instrument containing Level 1 or Level 2 inputs will be classified as a Level 3 financial instrument in its entirety if it has at least one significant Level 3 input.

Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis

The table below provides a fair value rollforward for the year ending December 31, 2008 for the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement on a recurring basis. The Company classifies the fair values of financial instruments within Level 3 if there are no observable markets for the instruments or, in the absence of active markets, the majority of the inputs used to determine fair value are based on the Company's own assumptions about market participant assumptions. The gains and losses in the table below include changes in fair value due partly to observable and unobservable factors.

                                                           CUSTOMIZED             OTHER
                                                        DERIVATIVES USED    DERIVATIVES USED
                                           COMMON         TO HEDGE US          TO HEDGE US
(IN MILLIONS)                               STOCK             GMWB                GMWB
----------------------------------------------------------------------------------------------
Fair value at 1/1/08                          $4             $36,281             $430,264
Realized/unrealized gains (losses)
 included in:
 Net income                                   --                  --                   --
 Unrealized gains and losses                  --             453,934              836,724
 Purchases, issuances, and settlements        --                  --             (179,266)
Transfers in (out) of Level 3                 --                  --                   --
                                             ---            --------            ---------
Fair value at 12/31/08                         4             490,215            1,087,722
                                             ---            --------            ---------
Total gains and (losses) included in
 income attributable to instruments
 held at the reporting date                   --             453,934              729,955
                                             ---            --------            ---------


                                           MACRO HEDGE           OTHER
(IN MILLIONS)                                PROGRAM          DERIVATIVES        TOTAL
--------------------------------------  ------------------------------------------------------
Fair value at 1/1/08                              --              $(515)         $466,034
Realized/unrealized gains (losses)
 included in:
 Net income                                       --                 --                --
 Unrealized gains and losses                 101,264             (1,394)        1,390,528
 Purchases, issuances, and settlements        33,588             (1,192)         (146,870)
Transfers in (out) of Level 3                     --              3,756             3,756
                                             -------            -------       -----------
Fair value at 12/31/08                       134,852                655        $1,713,448
                                             -------            -------       -----------
Total gains and (losses) included in
 income attributable to instruments
 held at the reporting date                  101,264             (4,167)       $1,280,986
                                             -------            -------       -----------

Changes in the value of common stock for realized gains/losses are included in net income, and changes in unrealized gains/losses have been included in surplus. Changes in the value of separate account assets for realized and unrealized gains/losses accrue directly to the policyholders and are not included in net income.

Transfers in and/or (out) of Level 3 during the twelve months ended December 31, 2008 are attributable to a change in the availability of market observable information for individual securities within respective categories

ASSETS MEASURED AT FAIR VALUE ON A NON-RECURRING BASIS

Certain financial assets are measured at fair value on a non-recurring basis, such as certain bonds and preferred stock valued at the lower of amortized cost or fair value, or investments that are impaired during the reporting period and recorded at fair value on the balance sheet at December 31, 2008. The following table summarizes the assets measured at fair value on a non-recurring basis as of 12/31/08:

                                           QUOTED PRICES IN        SIGNIFICANT        SIGNIFICANT
                                          ACTIVE MARKETS FOR        OBSERVABLE        UNOBSERVABLE
                                           IDENTICAL ASSETS           INPUTS             INPUTS           TOTAL GAINS
                                TOTAL          (LEVEL 1)            (LEVEL 2)          (LEVEL 3)         AND (LOSSES)
------------------------------------------------------------------------------------------------------------------------
Bonds                            6,173             --                  4,775              1,398              (7,128)

Bonds include those securities that are ineligible to be carried at amortized cost by the SVO and have a fair value that is less than amortized cost as of December 31, 2008. Also included in bonds are those securities that are eligible to be carried at amortized cost, but have been permanently impaired as of December 31, 2008 due to an other-than-temporary loss in value and as a result are written down to fair value at that time. Level 3 Bonds include primarily sub-prime and Alt-A securities that are priced by third party pricing services or brokers and are classified as level 3 due to the lack of liquidity in the market.

(K) SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned from the Company's investment portfolio to qualifying third parties. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2008 and 2007, the statement value of the loaned securities was approximately $274,377 and $388,666, respectively, and was included in bonds in the Statements of Admitted Assets, Liabilities and Surplus. The Company earns income from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $135, $489 and $192 for the years ended December 31, 2008, 2007 and 2006, respectively, which was included in net investment income.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2008 and 2007, collateral pledged of $478,048 and $10,939, respectively, was included in bonds, on the Statements of Admitted Assets, Liabilities and Surplus.

As of December 31, 2008 and 2007, the Company had accepted collateral relating to the securities lending program and derivative instruments consisting of cash, U.S. Government and U.S. Government agency securities with a statement value of $2,080,162 and $799,664, respectively. At December 31, 2008 and 2007, cash collateral of $1,924,101 and $667,016 respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Surplus in bonds and cash and short-term investments with a corresponding amount recorded in other liabilities. The fair value of the cash collateral invested in bonds and cash and short-term investments was $1,829,907 as of December 31, 2008. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2008 and 2007. As of December 31, 2008 and 2007, all collateral accepted was held in separate custodial accounts.

The statement value of the cash and securities collateral received by contractually obligated terms are shown below.

                                                 CASH AND SECURITIES
                                                      COLLATERAL
                                                  DECEMBER 31, 2008
----------------------------------------------------------------------------
Thirty days or less                                    $1,949,162
Thirty one to 60 days                                      59,000
Sixty one to 90 days                                           --
                                                     ------------
Over 90 days                                               72,000
                                                     ------------
                                   TOTAL               $2,080,162
                                                     ------------

(L) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see Note No. 2, Summary of Significant Accounting Policies. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2008 and 2007.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2008.

                                                LESS THAN 12 MONTHS                                12 MONTHS OR MORE
                                    AMORTIZED          FAIR          UNREALIZED        AMORTIZED          FAIR          UNREALIZED
                                      COST             VALUE           LOSSES            COST             VALUE           LOSSES
----------------------------------------------------------------------------------------------------------------------------------
U.S. Gov't and Gov't agencies
 & authorities
 -- guaranteed & sponsored            $684,248         $680,531          $(3,717)            $ --             $ --            $ --
 -- guaranteed & sponsored --
  asset backed                          37,768           37,523             (245)          79,200           77,773          (1,427)
States, municipalities &
 political subdivisions                 10,395            9,721             (674)          36,145           26,960          (9,185)
International Governments                4,983            4,487             (496)              --               --              --
Public utilities                       223,457          206,514          (16,943)         198,757          162,833         (35,924)
All other corporate including
 international                       1,311,543        1,212,800          (98,743)         721,634          548,640        (172,994)
All other corporate-asset
 backed                                557,904          455,963         (101,941)       1,441,860          902,557        (539,303)
                                   -----------      -----------      -----------      -----------      -----------      ----------
       TOTAL FIXED MATURITIES        2,830,298        2,607,539         (222,759)       2,477,596        1,718,763        (758,833)
Common stock -- unaffiliated             4,258            3,286             (972)               2               --              (2)
Common stock -- affiliated                  --               --               --           36,884            6,489         (30,395)
Preferred stock --
 unaffiliated                           20,127           11,958           (8,169)         232,547          114,377        (118,170)
                                   -----------      -----------      -----------      -----------      -----------      ----------
                 TOTAL EQUITY           24,385           15,244           (9,141)         269,433          120,866        (148,567)
                                   -----------      -----------      -----------      -----------      -----------      ----------
             TOTAL SECURITIES       $2,854,683       $2,622,783        $(231,900)      $2,747,029       $1,839,629       $(907,400)
                                   -----------      -----------      -----------      -----------      -----------      ----------

                                                       TOTAL
                                    AMORTIZED          FAIR           UNREALIZED
                                      COST             VALUE            LOSSES
-----------------------------  ------------------------------------------------------
U.S. Gov't and Gov't agencies
 & authorities
 -- guaranteed & sponsored            $684,248         $680,531           $(3,717)
 -- guaranteed & sponsored --
  asset backed                         116,968          115,296            (1,672)
States, municipalities &
 political subdivisions                 46,540           36,681            (9,859)
International Governments                4,983            4,487              (496)
Public utilities                       422,214          369,347           (52,867)
All other corporate including
 international                       2,033,177        1,761,440          (271,737)
All other corporate-asset
 backed                              1,999,764        1,358,520          (641,244)
                                   -----------      -----------      ------------
       TOTAL FIXED MATURITIES        5,307,894        4,326,302          (981,592)
Common stock -- unaffiliated             4,260            3,286              (974)
Common stock -- affiliated              36,884            6,489           (30,395)
Preferred stock --
 unaffiliated                          252,674          126,335          (126,339)
                                   -----------      -----------      ------------
                 TOTAL EQUITY          293,818          136,110          (157,708)
                                   -----------      -----------      ------------
             TOTAL SECURITIES       $5,601,712       $4,462,412       $(1,139,300)
                                   -----------      -----------      ------------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2008, fixed maturities, comprised of approximately 760 securities, accounted for approximately 86% of the Company's total unrealized loss amount. The securities were primarily concentrated in securitized assets, specifically CMBS and financial services sector securities. The remaining 14%, comprised of approximately 25 securities, primarily consisted of non-redeemable preferred stock in the financial services sector. The unrealized losses were largely the result of credit spread widening primarily due to continued deterioration in the U.S. housing market, tightened lending conditions and the market's flight to quality securities, as well as, a U.S. recession and a declining global economy.

As of December 31, 2008, 66% of securities in an unrealized loss position were depressed less than 20% of amortized cost. Based upon the Company's current evaluation of these securities in accordance with its impairment policy, the Company has determined that these securities are temporarily impaired.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 340 securities. The majority of these securities are investment grade fixed maturities depressed due to changes in credit spreads from the date of purchase. As of December 31, 2008, 80% were securities priced at or greater than 85% of amortized cost. The remaining securities were primarily composed of CMBS, ABS, and other corporate securities in the financial services sector, of which 90% had a credit rating of BBB or above as of December 31, 2008. The severity of the depression resulted from credit spread widening due to tightened lending conditions and the market's flight to quality securities.

Securities depressed for twelve months or more as of December 31, 2008 were comprised of approximately 445 securities with the majority of the unrealized loss amount relating to securitized assets and financial services sector securities. The majority of the securitized assets depressed for twelve months or more primarily relate to CMBS and sub-prime RMBS. Based upon the Company's cash flow modeling in a severe negative economic outlook, which shows no loss of principal and interest, it has been determined that these securities are temporarily impaired as of December 31, 2008. The majority of the other securities depressed for twelve months or more primarily relate to financial services sector securities that include corporate bonds, as well as, preferred equity issued by large high quality financial institutions that are lower in the capital structure and, as a result, have incurred greater price depressions. Based upon the Company's analysis of these securities and current macroeconomic conditions, the Company expects to see price recovery on these securities.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2007.

                                             LESS THAN 12 MONTHS                         12 MONTHS OR MORE
                                 AMORTIZED           FAIR          UNREALIZED       AMORTIZED           FAIR
                                    COST            VALUE            LOSSES            COST            VALUE
---------------------------------------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed & sponsored             $ --             $ --            $ --              $110             $110
 -- guaranteed & sponsored
  --asset backed                     44,618           44,107            (511)          190,627          187,527
States, municipalities &
 political subdivisions              35,000           33,354          (1,646)            1,155            1,108
International Governments                --               --              --            14,074           13,972
Public utilities                    172,959          166,639          (6,320)          111,623          106,277
All other corporate
 including international            627,727          609,966         (17,761)          477,236          454,143
All other corporate --
 asset backed                     1,053,508          974,477         (79,031)          475,498          460,148
                                 ----------       ----------       ---------        ----------       ----------
    TOTAL FIXED MATURITIES        1,933,812        1,828,543        (105,269)        1,270,323        1,223,285
Common stock --
 unaffiliated                            --               --              --                 3               --
Common stock -- affiliated               --               --              --            36,884            6,663
Preferred stock --
 unaffiliated                       207,806          188,684         (19,122)           69,480           62,785
                                 ----------       ----------       ---------        ----------       ----------
              TOTAL EQUITY          207,806          188,684         (19,122)          106,367           69,448
                                 ----------       ----------       ---------        ----------       ----------
          TOTAL SECURITIES       $2,141,618       $2,017,227       $(124,391)       $1,376,690       $1,292,733
                                 ----------       ----------       ---------        ----------       ----------

                               12 MONTHS OR MORE                             TOTAL
                                     UNREALIZED           AMORTIZED           FAIR          UNREALIZED
                                       LOSSES                COST            VALUE            LOSSES
--------------------------  -------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed & sponsored                $ --                  $110             $110            $ --
 -- guaranteed & sponsored
  --asset backed                        (3,100)              235,245          231,634          (3,611)
States, municipalities &
 political subdivisions                    (47)               36,155           34,462          (1,693)
International Governments                 (102)               14,074           13,972            (102)
Public utilities                        (5,346)              284,582          272,916         (11,666)
All other corporate
 including international               (23,093)            1,104,963        1,064,109         (40,854)
All other corporate --
 asset backed                          (15,350)            1,529,006        1,434,625         (94,381)
                                      --------            ----------       ----------       ---------
    TOTAL FIXED MATURITIES             (47,038)            3,204,135        3,051,828        (152,307)
Common stock --
 unaffiliated                               (3)                    3               --              (3)
Common stock -- affiliated             (30,221)               36,884            6,663         (30,221)
Preferred stock --
 unaffiliated                           (6,695)              277,286          251,469         (25,817)
                                      --------            ----------       ----------       ---------
              TOTAL EQUITY             (36,919)              314,173          258,132         (56,041)
                                      --------            ----------       ----------       ---------
          TOTAL SECURITIES            $(83,957)           $3,518,308       $3,309,960       $(208,348)
                                      --------            ----------       ----------       ---------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2007, fixed maturities, comprised of approximately 590 securities, accounted for approximately 86% of the Company's total unrealized loss amount. The remaining 14% primarily consisted of non-redeemable preferred stock in the financial services sector, the majority of which were in an unrealized loss position for less than twelve months. There were no fixed maturities or equity securities as of December 31, 2007, with a fair value less than 80% of the security's amortized cost for more than six continuous months other than certain asset backed securities ("ABS") and collateralized mortgage backed securities ("CMBS") accounted for under SSAP No. 43. Based on management's best estimate of future cash flows, there were no such ABS and CMBS in an unrealized loss position as of December 31, 2007 that were deemed to be other-than- temporarily impaired.

Fixed maturity securities in an unrealized loss position for less than twelve months were comprised of approximately 245 securities. The majority of these securities are investment grade fixed maturities depressed due to changes in credit spreads from the date of purchase. As of December 31, 2007, 85% were securities priced at or greater than 85% of amortized cost. The remaining securities were primarily composed of CMBS, ABS, and other corporate securities in the financial services sector, of which 75% had a credit rating of BBB or above as of December 31, 2007. The severity of the depression resulted from credit spread widening due to tightened lending conditions and the market's flight to quality securities.

Fixed maturity securities depressed for twelve months or more as of December 31, 2007 were comprised of approximately 350 securities, with the majority of the unrealized loss amount relating to CMBS, corporate fixed maturities within the industrial and financial services sector and ABS. The CMBS in an unrealized loss position for twelve months or more as of December 31, 2007 were primarily the results of credit spreads widening from the security purchase date. The recent price depression resulted from widening credit spreads primarily due to tightened lending conditions and the market's flight to quality securities. Future changes in fair value of these securities are primarily dependent on sector fundamentals, credit spread movements and changes in interest rates. Corporate securities in an unrealized loss position for twelve months or more as of December 31, 2007 were primarily the result of credit spreads widening from the security purchase date primarily due to tightened lending conditions and the market's flight to quality securities. Substantially all of these securities are investment grade with an average price of 95% of amortized cost. Future changes in fair value of these securities are primarily dependent on the extent of future issuer credit losses, return of liquidity, and changes in general market conditions, including interest rates and credit spread movements.

4. INCOME TAXES:

(a) The components of the net deferred tax asset/(liability) as of December 31, are as follows:

                                              2008              2007
-----------------------------------------------------------------------------
Total of all deferred tax assets
 (admitted and non-admitted)                $1,492,810          $610,815
Total of all deferred tax liabilities         (891,412)         (116,655)
                                          ------------       -----------
Net deferred asset/(liability)                 601,398           494,160
Total deferred tax assets non-admitted         233,111           348,644
Net admitted deferred tax asset               $368,287          $145,516
                                          ------------       -----------
Decrease in deferred taxes non-admitted      $(115,533)        $(113,281)
                                          ------------       -----------

(b) There were no unrecognized deferred tax liabilities.

(c) The components of incurred income tax expense/(benefit) as of December 31, are as follows:

                             2008               2007               2006
--------------------------------------------------------------------------------
Federal taxes before
 capital gains, NOL,
 and AMT                    $(479,071)          $128,160            $66,084
Foreign taxes                      --            (13,802)           (29,123)
NOL
limitation/(utilization)      230,834                 --             (7,166)
Alternative minimum tax        (6,233)           (32,097)            35,010
Prior period
 adjustments and other          8,725              6,187            (32,844)
                         ------------       ------------       ------------
    FEDERAL AND FOREIGN
    INCOME TAX INCURRED     $(245,745)           $88,448            $31,961
                         ------------       ------------       ------------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

DEFERRED TAX ASSETS                           2008          2007         Change
---------------------------------------------------------------------------------------
Reserves                                       $751,417      $25,989      $725,428
Tax DAC                                         302,889      283,943        18,946
Unrealized Losses                                    --       54,684       (54,684)
Bonds and Other Investments                          --       53,588       (53,588)
NOL/Minimum Tax Credit/Foreign Tax
 Credits                                        404,134      164,056       240,078
Other                                            34,370       28,555         5,815
                                          -------------  -----------  ------------
               TOTAL DEFERRED TAX ASSETS     $1,492,810     $610,815      $881,995
                                          -------------  -----------  ------------
        DEFERRED TAX ASSETS NON-ADMITTED       $233,111     $348,644     $(115,533)
                                          -------------  -----------  ------------

DEFERRED TAX LIABILITIES                      2008               2007              Change
-------------------------------------------------------------------------------------------------
Bonds and Other Investments                  $(275,019)              $ --          $(275,019)
Accrued Deferred Compensation                   (5,073)            (2,153)            (2,920)
Reserves                                       (76,704)           (87,097)            10,393
Deferred and Uncollected                       (21,848)           (19,853)            (1,995)
Unrealized Gains/(Losses)                     (505,949)                --           (505,949)
Other                                           (6,819)            (7,552)               733
                                          ------------       ------------       ------------
          TOTAL DEFERRED TAX LIABILITIES     $(891,412)         $(116,655)         $(774,757)
                                          ------------       ------------       ------------
      TOTAL ADMITTED DEFERRED TAX ASSETS      $368,287           $145,516           $222,771
                                          ------------       ------------       ------------

                                              2008              2007             CHANGE
-----------------------------------------------------------------------------------------------
Total deferred tax assets                   $1,492,810          $610,815          $881,995
Total deferred tax liabilities                (891,412)         (116,655)         (774,757)
Net deferred tax asset (liability)            $601,398          $494,160          $107,238
Adjust for stock compensation transfer                                               1,380
Adjust for change in deferred tax on
 unrealized gains (losses)                                                         560,633
                                                                               -----------
  ADJUSTED CHANGE IN NET DEFERRED INCOME
                                     TAX                                          $669,251
                                                                               -----------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities as of December 31, differs from the amount obtained by applying the Federal statutory rate of 35% to the Net Gain from Operations After Dividends to Policyholders for the following reasons:

                                                  EFFECTIVE                      EFFECTIVE                        EFFECTIVE
                                   2008           TAX RATE        2007            TAX RATE        2006             TAX RATE
-------------------------------------------------------------------------------------------------------------------------------
Tax provision at statutory
 rate                            $(780,261)          35.0%       $132,025            35.0%       $128,249            35.0%
DRD                               (105,214)           4.7%       (100,000)          (26.5)%      (107,070)          (29.2)%
IMR adjustment                       1,338           (0.1)%        (3,662)           (1.0)%        (6,430)           (1.8)%
Gain on reinsurance booked to
 surplus                             2,846           (0.1)%        68,051            18.0%             --              --
Correction of deferred
 balances                               --             --           8,698             2.3%             --              --
2005 Tax Return true-up
 adjustment                             --             --              --              --          (3,636)           (1.0)%
Foreign tax credits                (12,910)           0.6%        (12,692)           (3.3)%       (11,157)           (3.0)%
Change in basis of reserves
 booked to surplus                  (8,377)           0.4%         82,901            22.0%             --              --
Other                              (12,885)           0.6%            267             0.1%         (2,719)           (0.7)%
                                ----------          -----      ----------          ------      ----------          ------
                         TOTAL   $(915,463)          41.3%       $175,588            46.6%        $(2,763)           (0.8)%
                                ----------          -----      ----------          ------      ----------          ------

                                                  EFFECTIVE                  EFFECTIVE                        EFFECTIVE
                                   2008           TAX RATE        2007        TAX RATE        2006             TAX RATE
---------------------------------------------------------------------------------------------------------------------------
Federal and foreign income tax
 incurred                        $(245,745)          11.0%        $88,448        23.5%        $31,961             8.7%
Federal income taxes on net
 capital gains                        (467)           0.0%          4,248         1.1%         (4,248)           (1.2)%
Adjusted change in net
 deferred income taxes            (669,251)          30.1%         82,891        22.0%        (30,476)           (8.3)%
                                ----------          -----      ----------      ------      ----------          ------
  TOTAL STATUTORY INCOME TAXES   $(915,463)          41.1%       $175,587        46.6%        $(2,763)           (0.8)%
                                ----------          -----      ----------      ------      ----------          ------

(e) As of December 31, 2008, the Company had a net operating loss carry forward of $659,526 originating in 2008 which will expire, if unused, in 2023. As of December 31, 2008, the Company had a foreign tax credit carry forward of $12,910 originating in 2008 which will expire, if unused, in 2018.

There were no income taxes incurred in the current and prior years that will be available for recoupment.

As of December 31, 2008, the aggregate amount of deposits reported as admitted assets under section 6603 of the Internal Revenue Code was $0.

(f) The Company is included in the Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute.

The Company's federal income tax return is consolidated with the following entities:

The Hartford Financial
Services Group, Inc. (Parent)
Hartford Holdings, Inc.         Hartford Integrated
                                Technologies, Inc.
Nutmeg Insurance Company        Business Management Group,
                                Inc.
Heritage Holdings, Inc.         Personal Lines Insurance
                                Center, Inc.
Hartford Fire Insurance         Nutmeg Insurance Agency, Inc.
Company
Hartford Accident and           Hartford Lloyds Corporation
Indemnity Company
Hartford Casualty Insurance     1st AgChoice, Inc.
Company
Hartford Underwriters           First State Management Group,
Insurance Company               Inc.
Twin City Fire Insurance        ClaimPlace, Inc.
Company
Pacific Insurance Company,      Access CoverageCorp, Inc.
Ltd.

Trumbull Insurance Company      Access CoverageCorp
                                Technologies, Inc.
Hartford Insurance Company of   Hartford Casualty General
Illinois                        Agency, Inc.
Hartford Insurance Company of   Hartford Fire General Agency,
the Midwest                     Inc.
Hartford Insurance Company of   Hartford Strategic Investments
the Southeast                   LLC
Hartford Lloyds Insurance       Hartford Life, Inc.
Company
Property & Casualty Insurance   Hartford Life and Accident
Co. of Hartford                 Insurance Company
Sentinel Insurance Company,     Hartford Life International
Ltd.                            Ltd.
First State Insurance Company   Hartford Equity Sales Company,
                                Inc.
New England Insurance Company   Hartford-Comprehensive
                                Employee Benefit Service Co.
New England Reinsurance         Hartford Securities
Corporation                     Distribution Company, Inc.
Fencourt Reinsurance Company,   The Evergreen Group,
Ltd.                            Incorporated
Heritage Reinsurance Co., Ltd.  Hartford Administrative
                                Services Company
New Ocean Insurance Co., Ltd.   Woodbury Financial Services,
                                Inc.
Hartford Investment Management  Hartford Life, Ltd.
Co.
HARCO Property Services, Inc.   Hartford Life Alliance, LLC
Four Thirty Seven Land          Hartford Life Insurance
Company, Inc.                   Company
HRA, Inc.                       Hartford Life and Annuity
                                Insurance Company
HRA Brokerage Services. Inc.    Hartford International Life
                                Reassurance Corp.
Hartford Technology Services    Hartford Hedge Fund Company,
Company                         LLC
Ersatz Corporation              American Maturity Life
                                Insurance Company
Hartford Specialty Company      Champlain Life Reinsurance
                                Company

5. REINSURANCE:

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $390,571 in 2008, an increase of $142,389 from the 2007 balance of $248,182. The total amount of reinsurance credits taken for this agreement is $600,878 in 2008, an increase of $219,059 from the 2007 balance of $381,819.

The Company had no reinsurance-related concentrations of credit risk greater than 10% of the Company's capital and surplus

Effective August 31, 2005, the Company entered into a reinsurance agreement with Hartford Life Insurance K.K. ("HLIKK") (the "Reinsurance Agreement"). Through the Reinsurance Agreement, HLIKK agreed to cede and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective guaranteed minimum income benefits ("GMIB") riders issued by HLIKK on its variable annuity business. In connection with accepting the GMIB risk for the in-force riders, on the effective date the Company received premiums collected since inception by HLIKK related to the in-force riders of $25,466.

Effective July 31, 2006, the Reinsurance Agreement was modified to include the guaranteed minimum death benefits ("GMDB") on covered contracts that have an associated GMIB rider. The modified reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered premium structure was implemented. On the date of the recapture, the Company forgave the reinsurance premiums collected since inception on all GMIB riders issued prior to April 1, 2005 and paid HLIKK $38,354. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by the Company. In connection with this Reinsurance Agreement, the Company collected premiums of $110,364, $47,999 and $5,313 for the year ended December 31, 2008, 2007 and 2006, respectively and holds reserves of $813,275 and $66,677 at December 31, 2008 and 2007, respectively.

Effective September 30, 2007, the Company entered into a reinsurance agreement where HLIKK agreed to cede and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective guaranteed minimum accumulation benefits ("GMAB"), GMIB and GMDB riders issued by HLIKK on certain of its variable annuity business. In connection with this agreement, the Company collected premiums of $2,040,623 and $8,416 as of December 31, 2008 and 2007, respectively, and holds reserves of $1,960,923 and $8,429 as of December 31, 2008 and 2007, respectively. This treaty covered HLIKK's "3 Win" annuity.

This product contains a GMIB feature that triggers at a float value of 80% of original premium and gives the policyholder an option to receive either an immediate withdrawal of account value without surrender charges or a payout annuity of the original premium over time. As a result of capital markets underperformance, 97% of contracts, a total of $3.1 billion triggered during the fourth quarter of 2008, and of this amount $2.0 billion have elected the payout annuity. The Company received the proceeds of this triggering impact, net of the first annuity payout, through a reinsurance agreement with HLIKK and will pay the associated benefits to HLIKK over a 12-year payout. See note 13 for additional information.

Effective February 29, 2008, the Company entered into a reinsurance agreement where HLIKK agree to cede and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective GMWB and GMDB riders issued by HLIKK on certain variable annuity business. In connection with this agreement, the Company collected premiums of $1,203 and holds reserves of $3,927 as of December 31, 2008.

Effective October 1, 2008, the Company entered into a reinsurance agreement where HLIKK agree to cede and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective GMDB riders issued by HLIKK on certain variable annuity business. In connection with this agreement, the Company collected premiums of $696 and holds reserves of $38 as of December 31, 2008.

Effective November 1, 2007, the Company has entered into a coinsurance with funds withheld and a modified coinsurance reinsurance agreement with Champlain Life Reinsurance Company, an affiliated reinsurance company domiciled in Vermont. The reinsurer is unauthorized in the State of Connecticut. This Agreement takes into account State of Vermont prescribed practice that allows a letter of credit to back a certain portion of statutory reserves and a prescribed practice for the reinsurer to recognize a net liability for inuring YRT reinsurance contracted by the ceding company. The letter of credit held by the affiliated reinsurer has been assigned to the Company and as such also provides collateral for the unauthorized reinsurance. The increase in surplus, net of federal income tax, resulting from the reinsurance agreement is $194,430 and is identified separately on the Admitted Assets, Liabilities and Surplus statement. This surplus benefit will be amortized into income on a net of tax basis as earnings emerge from the business reinsured, resulting in a net zero impact to surplus.

The amount of reinsurance recoverables from and payables to reinsurers were $24,748 and $15,998 and $27,577 and $12,397 at December 31, 2008 and 2007,
respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                               DIRECT           ASSUMED           CEDED              NET
---------------------------------------------------------------------------------------------------------------------------------
2008
Aggregate Reserves for Life and Accident and Health          $10,813,526       $3,206,736       $(3,222,513)      $10,797,749
 Policies
Policy and Contract Claim Liabilities                            $55,343          $11,186          $(32,693)          $33,836
Premium and Annuity Considerations                            $7,861,654       $2,322,174         $(831,321)       $9,352,507
Death, Annuity, Disability and Other Benefits                   $515,171         $343,069         $(200,178)         $658,062
Surrenders and Other Fund Withdrawals                         $9,660,930         $429,781         $(125,658)       $9,965,053

                                                               DIRECT           ASSUMED           CEDED              NET
---------------------------------------------------------------------------------------------------------------------------------
2007
Aggregate Reserves for Life and Accident and Health           $6,974,834       $1,050,543       $(2,049,303)       $5,976,074
 Policies
Policy and Contract Claim Liabilities                            $47,256          $14,423          $(30,399)          $31,281
Premium and Annuity Considerations                           $11,045,000         $241,808         $(973,307)      $10,313,501
Death, Annuity, Disability and Other Benefits                   $334,482         $115,945         $(101,185)         $349,242
Surrenders and Other Fund Withdrawals                        $10,633,115         $624,725       $(1,729,032)       $9,528,808

                                                               DIRECT           ASSUMED           CEDED              NET
---------------------------------------------------------------------------------------------------------------------------------
2006
Aggregate Reserves for Life and Accident and Health           $6,189,958       $1,385,824       $(1,152,935)       $6,422,847
 Policies
Policy and Contract Claim Liabilities                            $51,900          $13,508          $(32,773)          $32,635
Premium and Annuity Considerations                            $9,936,139         $210,011         $(303,845)       $9,842,305
Death, Annuity, Disability and Other Benefits                   $275,788         $106,626          $(83,321)         $299,093
Surrenders and Other Fund Withdrawals                        $10,086,669         $673,938       $(1,706,377)       $9,054,230

6. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following presents premium and annuity considerations (deferred and uncollected) as of December 31,

                                                               2008
                                                   GROSS         NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                               $4,569             5,546
Ordinary Renewal                                    44,318            56,825
Group Life                                              27                50
                                                  --------          --------
                                           TOTAL   $48,914           $62,421
                                                  --------          --------

                                                               2007
                                                   GROSS         NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                               $3,418            $3,775
Ordinary Renewal                                    45,181            52,893
Group Life                                              30                56
                                                  --------          --------
                                           TOTAL   $48,629           $56,724
                                                  --------          --------

7. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. Investment management fees were allocated by Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. During 2006 the Company revised its method of allocating certain indirect expenses.

The Company has also invested in bonds of its indirect affiliate, HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd. The HL Investment Advisors, Inc. bond was sold in December 2007.

At December 31, 2008 and 2007, the Company reported $10,223 and $32,272, respectively, as a receivable from and $39,493 and $41,011, respectively, as a payable to it's parent, and subsidiary. The terms of the written settlement agreement require that these amounts be settled generally within 30 days.

Related party transactions may not be indicative of the costs that would have been incurred on a stand alone basis.

For additional information, see Notes 4, 5, 8 and 11.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $10,523, $12,807 and $10,717 for 2008, 2007 and 2006, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2008, 2007 or 2006.

Substantially all employees of the Company are eligible to participate in the Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by the Company. In addition, the Company allocates 1.5% of base salary to the plan for each eligible employee earning less than $100,000 and 0.5% of base salary for all other eligible employees. The cost allocated to the Company for the years ended December 31, 2008 and 2007 and 2006 was $4,825 and $5,528 and $4,113,
respectively.

9. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. In 2008 and 2007 and 2006, dividends of $156,000 and $207,000 and $115,000, respectively, were paid. The amount available for dividends in 2009 is $0.

The portion of unassigned funds (surplus) represented or reduced by cumulative unrealized gains and losses is $711,751.

10. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $50,551,150 and $81,072,392 as of December 31, 2008 and 2007, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account Statements of Operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account fees, net of minimum guarantees, were $1,363,868, $1,542,870 and $1,378,577 for the years ended December 31, 2008, 2007 and 2006, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2008 is as follows:

                                              NONINDEXED
                                              GUARANTEED                                NON-
                                              LESS THAN            NONINDEXED        GUARANTEED
                                               OR EQUAL            GUARANTEED         SEPARATE
                                                TO 4%             MORE THAN 4%        ACCOUNTS         TOTAL
----------------------------------------------------------------------------------------------------------------
1. Premiums considerations or deposits
 for the year ended 2008                         $ --                 $ --             $3,572,439     $3,572,439
2. Reserves @ year end                             --                   --                     --             --
  I. For accounts with assets at:                  --                   --                     --             --
    a. Market value                                --                   --             49,015,961     49,015,961
    b. Amortized cost                              --                   --                     --             --
                                                 ----                 ----          -------------  -------------
    c. Total reserves                            $ --                 $ --            $49,015,961    $49,015,961
                                                 ----                 ----          -------------  -------------
  II. By withdrawal characteristics:
    a. Subject to discretionary
     withdrawal                                  $ --                 $ --                   $ --           $ --
    b. With MVA adjustment                         --                   --                     --             --
    c. @ BV without MV adjustment and
     with surrender charge of 5% or more           --                   --                     --             --
    d. @ Market value                              --                   --             48,942,891     48,942,891
    e. @ BV without MV adjustment and
     with surrender charge less than 5%            --                   --                     --             --
                                                 ----                 ----          -------------  -------------
    f. Subtotal                                  $ --                 $ --            $48,942,891    $48,942,891
    g. Not subject to discretionary
     withdrawal                                    --                   --                 73,070         73,070
                                                 ----                 ----          -------------  -------------
    h. Total                                     $ --                 $ --            $49,015,961    $49,015,961
                                                 ----                 ----          -------------  -------------

Below is the reconciliation of Net Transfers (from) to Separate Accounts as of December 31,

                                              2008                2007                2006
----------------------------------------------------------------------------------------------------
Transfer to Separate Accounts                $3,572,439          $7,121,542          $6,907,635
Transfer from Separate Accounts              (5,260,541)         (7,340,251)         (7,637,822)
                                          -------------       -------------       -------------
Net Transfer (from) to Separate Accounts     (1,688,102)           (218,708)           (730,187)
Internal Exchanges & Other Separate
 Account Activity                                16,421             (18,445)             55,063
                                          -------------       -------------       -------------
Transfer (from) to Separate Accounts on
 the Statement of Operations                $(1,671,681)          $(237,153)          $(675,124)
                                          -------------       -------------       -------------

11. CORRECTION OF ERRORS:

During an analysis of reserving systems in 2007, the Company discovered an error in the reserves for certain individual annuity products. These annuity products have a 4 year surrender charge, however, they were coded in the reserving system with a 7 year surrender charge. As a result reported 2007 reserves were understated and surplus was overstated. The correction related to prior years was recorded directly to reserves and surplus in the amount of $32,469.

During an analysis of federal income taxes in 2007, the Company discovered an error in the liability relating to prior years. A portion of total taxes has been inadvertently misclassified between current and deferred taxes, and inadvertently misallocated among certain affiliates. As a result, the reported current federal income tax recoverable and surplus were understated. The correction was booked directly to federal income tax recoverable and surplus in the amount of $36,656.

The net admitted deferred tax asset is unaffected, as the adjustment to the total deferred tax asset is offset by a change in the nonadmitted portion.

12. COMMITMENTS AND CONTINGENT LIABILITIES:

(A) LITIGATION

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the consolidated financial condition of the Company.

On July 23, 2007, The Hartford entered into an agreement (the "Agreement") with the New York Attorney General's Office, the Connecticut Attorney General's Office, and the Illinois Attorney General's Office to resolve (i) the previously disclosed investigations by these Attorneys General regarding, among other things, The Hartford's compensation agreements with brokers, alleged participation in arrangements to submit inflated bids, sale of fixed and individual annuities used to fund structured settlements, and marketing and sale of individual and group variable annuity products and (ii) the previously disclosed investigation by the New York Attorney General's Office of aspects of The Hartford's variable annuity and mutual fund operations related to market timing. In light of the Agreement, the Staff of the Securities and Exchange Commission has informed The Hartford that it has determined to conclude its previously disclosed investigation into market timing without taking any action. Under the terms of the Agreement, The Hartford paid $115 million, of which $84 million represents restitution for market timing, $5 million represents restitution for issues relating to the compensation of brokers, and $26 million is a civil penalty.

Hartford Life & Annuity recorded charges of $50 million, after-tax, in the aggregate through 2007 to establish a reserve for the market timing matters.

(B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $202, $519 and $308 in 2008, 2007 and 2006, respectively, of which $108, $480 and $279 in 2008, 2007 and 2006, respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $3,493 and $3,881 as of December 31, 2008 and 2007, respectively.

(C) LEASES

As discussed in Note 7, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to Hartford Fire for space occupied was $6,142, $12,104 and $15,719 in 2008, 2007 and 2006,
respectively. Future minimum rental commitments are as follows:

2009                      4,464
2010                      3,283
2011                      2,442
Thereafter                3,125
                      ---------
Total                   $13,314
                      ---------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2010, and amounted to $2,714, $4,953 and $4,891 in 2008, 2007 and
2006, respectively.

(D) TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS") as part of the Hartford consolidated return. During 2008, the IRS completed its examination of the consolidated group's U.S. income tax returns for 2002 through 2003. The Company received notification of the approval by the Joint Committee on Taxation of the results of the examination subsequent to December 31, 2008. The examination will not have a material effect on the Company's net income or financial position. The 2004 through 2006 examination began during 2008, and is expected to close by the end of 2010.

The separate account dividends-received deduction ("DRD") is estimated for the current year using information from the prior year-end, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments. The estimated DRD was updated in the third quarter for the provision-to-filed-return adjustments, and in the fourth quarter based on current year ultimate mutual fund distributions and fee income from the Company's variable insurance products. The actual current year DRD varied from earlier estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains and asset values at the mutual fund level and the Company's taxable income before the DRD. Given recent financial markets' volatility, the Company intends to review its DRD computations on a quarterly basis, beginning in 2009. The Company recorded benefits of $112, $99 and $110 related to the separate account DRD in the years ended December 31, 2008, December 31, 2007 and December 31, 2006, respectively. The 2008 benefit included a benefit of $7 related to a true-up of the prior year tax return, the 2007 benefit included a charge of $1 related to a true-up of the prior year tax return, and the 2006 benefit included a benefit of $3 related to true-ups of prior years' tax returns.

In Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54, issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS may ultimately propose for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only.

The Company receives a foreign tax credit ("FTC") against its U.S. tax liability for foreign taxes paid by the Company including payments from its separate account assets. The separate account FTC is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of separate account investments to the international equity markets during the current year. The actual current year FTC can vary from the estimates due to actual FTCs passed through by the mutual funds. The Company recorded benefits of $11, $8 and $11 related to separate account FTC in the years ended December 31, 2008, December 31, 2007 and December 31, 2006, respectively. These amounts included benefits related to true-ups of prior years' tax returns of $3, $0 and $4 in 2008, 2007 and 2006 respectively.

(E) FUNDING OBLIGATION

The Company had outstanding commitments totaling $12,002 and $16,373 as of December 31, 2008 and 2007, respectively, of which $10,750 and $10,532, related to funding limited partnership investments and $1,251 and $5,841 related to a mortgage loan funding, respectively.

13. SUBSEQUENT EVENT:

As a result of unfavorable market performance in 2008, the 3WIN product reached a triggering event in which contract holders have made elections to either (a) receive 80% of their original variable annuity deposit in a lump sum or (b) receive 100% of their original variable annuity deposit as an annuity certain paid in level installments.

As a result, on February 5, 2009,the Company's parent (HLIC) issued a funding agreement to the Company in the amount of $1,468,810 for the purpose of funding these annuity certain payments under the Company's reinsurance agreement with Hartford Life Insurance Company, KK (see note 5). The contract calls for October 31 scheduled annual payouts with interest at 5.16% through 2019.

                                     *****

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                     SCHEDULE I -- SELECTED FINANCIAL DATA
                               DECEMBER 31, 2008
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

INVESTMENT INCOME EARNED:
 U.S. Government Bonds                                               $2,642
 Bonds Exempt from U.S. Tax                                              45
 Other Bonds (unaffiliated)                                         313,664
 Bonds of Affiliates                                                     --
 Preferred Stocks (unaffiliated)                                     17,566
 Preferred Stocks of affiliates
 Common Stocks (unaffiliated)                                           108
 Common Stocks of affiliates                                             --
 Mortgage Loans                                                      26,596
 Real Estate                                                          1,409
 Contract loans                                                      22,535
 Cash/short-term Investments                                         27,150
 Derivative Instruments                                             (19,377)
 Other Invested Assets                                                   17
 Aggregate Write-ins for Investment Income                           (9,541)
                                                             --------------
                                    GROSS INVESTMENT INCOME         382,814
 Less: Investment Expenses                                            6,780
                                                             --------------
                                      NET INVESTMENT INCOME        $376,034
                                                             --------------
REAL ESTATE OWNED -- BOOK VALUE LESS ENCUMBRANCES:                  $27,285
                                                             --------------
MORTGAGE LOANS -- BOOK VALUE:
 Farm Mortgages                                                     $68,410
 Residential Mortgages                                                   --
 Commercial Mortgages                                               542,962
                                                             --------------
                                       TOTAL MORTGAGE LOANS        $611,372
                                                             --------------
MORTGAGE LOANS BY STANDING -- BOOK VALUE:
 Good Standing                                                     $611,372
 Good Standing with Restructured Terms
 Interest Overdue More Than 90 Days
 Not In Foreclosure
 Foreclosure In Process
OTHER LONG TERM ASSETS -- STATEMENT VALUE:                          $10,489
                                                             --------------
COLLATERAL LOANS                                                       $ --
                                                             --------------
BONDS AND STOCKS OF PARENTS, SUBSIDIARIES AND AFFILIATES --
 BOOK VALUE:
 Bonds                                                                 $ --
 Preferred Stocks                                                        --
 Common Stocks                                                        6,489
BONDS AND SHORT-TERM INVESTMENTS BY MATURITY AND CLASS:
By Maturity -- Statement Value
 Due within one year or less                                     $2,534,297
 Over 1 year through 5 years                                      2,637,862
 Over 5 years through 10 years                                    3,812,781
 Over 10 years through 20 years                                     692,677
 Over 20 years                                                      860,776
                                                             --------------
                                          TOTAL BY MATURITY     $10,538,393
                                                             --------------
By Class -- Statement Value
 Class 1                                                         $8,749,832
 Class 2                                                          1,625,331
 Class 3                                                            134,682
 Class 4                                                                 63
 Class 5                                                             27,027
 Class 6                                                              1,458
                                                             --------------
                                             TOTAL BY CLASS     $10,538,393
                                                             --------------
Total Publicly Traded                                            $8,651,218
Total Privately Placed                                            1,887,175
                                                             --------------
                                        TOTAL BY MAJOR TYPE     $10,538,393
                                                             --------------

INVESTMENT BALANCES:
 Preferred Stocks -- Statement Value                                    $255,362
 Common Stocks -- Market Value                                            11,520
 Short-Term Investments -- Book Value                                  2,166,710
 Options, Caps, and Floors Owned -- Statement Value                    1,202,744
 Options, Caps, and Floors Written and Inforce -- Statement                   --
  Value
 Collar, Swap, and Forward Agreements Open -- Statement Value            562,195
 Financial Futures Contracts Open -- Current Value                     3,634,952
 Cash on Deposit                                                         147,770
 Cash Equivalents                                                         11,673
LIFE INSURANCE IN FORCE:
 Industrial                                                                 $ --
 Ordinary                                                             79,650,740
 Credit Life                                                                  --
 Group Life                                                              166,760
AMOUNT OF ACCIDENTAL DEATH INSURANCE IN FORCE UNDER:
 Ordinary Policies                                                       $41,194
POLICIES WITH DISABILITY PROVISIONS IN FORCE:
 Industrial                                                                 $ --
 Ordinary                                                              5,045,312
 Credit Life                                                                  --
 Group Life                                                                5,010
SUPPLEMENTARY CONTRACTS IN FORCE:
Ordinary -- Not Involving Life Contingencies
 Amount on Deposit                                                          $ --
 Income Payable                                                               --
Ordinary -- Involving Life Contingencies
 Amount on Deposit                                                          $ --
 Income Payable                                                        3,206,234
Group -- Not Involving Life Contingencies
 Amount on Deposit
 Income Payable                                                               --
Group -- Involving Life Contingencies
 Amount on Deposit                                                          $ --
 Income Payable                                                               --
ANNUITIES:
Ordinary:
 Immediate -- Amount of Income Payable                                   $53,752
 Deferred -- Fully Paid Account Balance                               51,101,938
 Deferred -- Not Fully Paid -- Account Balance                           100,215
Group:
 Amount of Income Payable                                                    $75
 Fully Paid Account Balance                                              199,452
 Not Fully Paid -- Account Balance                                            --
ACCIDENT AND HEALTH INSURANCE -- PREMIUMS IN FORCE:
 Group                                                                      $ --
 Credit                                                                       --
 Ordinary                                                                  1,025
DEPOSIT FUNDS AND DIVIDEND ACCUMULATIONS:
 Deposit Funds -- Account Balance                                        $37,740
 Dividend Accumulations -- Account Balance                                   127

CLAIM PAYMENTS:
Group Accident & Health
 2008                                                                       $ --
 2007                                                                         --
 2006                                                                         --
 2005                                                                         --
 2004                                                                         --
 Prior                                                                        --
Other Accident & Health
 2008                                                                       $267
 2007                                                                        264
 2006                                                                         72
 2005                                                                         55
 2004                                                                         30
 Prior                                                                       747
Other Coverages that use Development Methods to Calculate Claim
 Reserves
 2008                                                                       $ --
 2007                                                                         --
 2006                                                                         --
 2005                                                                         --
 2004                                                                         --
 Prior                                                                        --

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                   SCHEDULE II -- SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2008
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                         HOLDINGS                       ANNUAL STATEMENT
                                                               AMOUNT            PERCENTAGE       AMOUNT            PERCENTAGE
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT CATEGORIES
1. Bonds:
  1.1 U.S. treasury securities                                  $767,433              5.5          $767,433              5.5
  1.2 U.S. government agency obligations (excluding
   mortgage-backed securities):
    1.21 issued by U.S. government agencies                           --               --                --               --
    1.22 issued by U.S. government sponsored agencies                 --               --                --               --
  1.3 Foreign government (including Canada, excluding
   mortgage-backed securities)                                 1,776,427             12.7         1,776,427             12.7
  1.4 Securities issued by states, territories and
   possessions and political subdivisions in the U.S:
    1.41 State, territories, and possessions general
     obligations                                                  11,540              0.1            11,540              0.1
    1.42 Political subdivisions of states, territories &
     possessions & political subdivisions general
     obligations                                                      --               --                --               --
    1.43 Revenue and assessment obligations                       45,000              0.3            45,000              0.3
    1.41 Industrial development and similar obligations               --               --                --               --
  1.5 Mortgage-backed securities (includes residential and
   commercial MBS):
    1.51 Pass-through securities:
      1.511 Issued or guaranteed by GNMA                          15,664              0.1            15,664              0.1
      1.512 Issued or guaranteed bly FNMA and FHLMC              424,767              3.0           424,767              3.0
      1.513 All other                                                 --               --                --               --
    1.52 CMOs and REMICs:
      1.521 Issued or guaranteed by GNMA, FNMA, and FHLMC
       or VA                                                     113,002              0.8           113,002              0.8
      1.522 Issued by non-U.S. Government issuers and
       collateralized by MBS issued or guaranteed by GNMA,
       FNMA, FHLMC or VA                                              --               --                --               --
      1.523 All other                                          1,281,606              9.2         1,281,606              9.2
2. Other debt and other fixed income securities (excluding
 short-term):
  2.1 Unaffiliated domestic securities (includes credit
   tenant loans rated by the SVO)                              2,666,182             19.1         2,666,182             19.1
  2.2 Unaffiliated foreign securities                          1,270,062              9.2         1,270,062              9.2
  2.3 Affiliated securities                                           --               --                --               --
3. Equity Interests:
  3.1 Investment in mutual funds                                   5,031               --             5,031               --
  3.2 Preferred stocks:
    3.21 Affiliated                                                   --               --                --               --
    3.22 Unaffiliated                                            255,362              1.8           255,362              1.8
  3.3 Publicly traded securities (excluding preferred
   stocks):
    3.31 Affiliated                                                   --               --                --               --
    3.32 Unaffiliated                                                 --               --                --               --
  3.4 Other equity securities:
    3.41 Affiliated                                                6,489               --             6,489               --
    3.42 Unaffiliated                                                 --               --                --               --
  3.5 Other equity securities including tangible personal
   property under lease:
    3.51 Affiliated                                                   --               --                --               --
    3.52 Unaffiliated                                                 --               --                --               --
4. Mortgage loans:
  4.1 Construction and land development                               --               --                --               --
  4.2 Agricultural                                                    --               --                --               --
  4.3 Single family residential properties                            --               --                --               --
  4.4 Multifamily residential properties                              --               --                --               --
  4.5 Commercial loans                                           611,371              4.4           611,371              4.4
  4.6 Mezzanine real estate loans                                     --               --                --               --
5. Real estate investments
  5.1 Property occupied by company                                27,285              0.2            27,285              0.2
  5.2 Property held for production of income                          --               --                --               --
  5.3 Property held for sale                                          --               --                --               --
6. Policy Loans                                                  354,920              2.5           354,920              2.5
7. Receivables for securities                                    226,507              1.6           226,507              1.6
8. Cash and short-term investments                             2,326,153             16.6         2,326,153             16.6
9. Other invested assets                                       1,802,382             12.9         1,802,382             12.9
                                                             -----------            -----       -----------            -----
10.  TOTAL INVESTED ASSETS                                   $13,987,183            100.0       $13,987,183            100.0
                                                             -----------            -----       -----------            -----

Supplement for the year 2008 of the HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                                             *71153200828500100*

                  SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

                      For the year ended December 31, 2008
                            (To be filed by April 1)
                 Of HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
               Address (City, State, Zip Code): SIMSBURY CT 06089
 NAIC Group Code 0091   NAIC Company Code 71153  Employer's ID Number 39-1052598

 The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements. Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

 1.   Reporting entity's total admitted assets as reported on Page 2 of this                                        $14,909,3966,259
      annual statement.

 2.   Ten largest exposures to a single issuer/borrower/investment.

                              1                                    2                            3                  4
                                                                                                            PERCENTAGE OF
                                                                                                                TOTAL
                            ISSUER                      DESCRIPTION OF EXPOSURE              AMOUNT        ADMITTED ASSETS
                            ------                      -----------------------              ------        ---------------
      2.01  JAPAN (GOVERNMENT OF)                      BOND                            $1,848,824,521             12.400%
      2.02  SHORT TERM INVESTMENT POOL (STIP)          BOND                            $1,436,865,978              9.637%
      2.03  BANK OF NEW YORK CASH RESERVE FUND         BOND                            $  143,730,709              0.964%
      2.04  GOLDENTREE LOAN OPPORTUNITIES              BOND                            $  125,000,000              0.838%
      2.05  NORTHWOODS CAPITAL LTD WOODS_07-8A         BOND                            $   75,000,000              0.503%
      2.06  HTFD REGENCY CENTERS FIXED LIFE            MORTGAGE LOAN                   $   60,000,000              0.402%
      2.07  PACIFIC RAILROAD CO 2007-3 PASS THROUGH    BOND                            $   59,499,714              0.399%
      2.08  CBS CORP                                   BOND                            $   54,578,283              0.366%
      2.09  HUTCHISON WHAMPOA LIMITED                  BOND                            $   53,995,506              0.362%
      2.10  PARCS LTD                                  BOND                            $   49,841,994              0.334%

 3. Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

            BONDS                                                                               1                  2
          --------

      3.01  NAIC-1                                                                     $8,749,832,390            58.687%
      3.02  NAIC-2                                                                     $1,625,330,953            10.901%
      3.03  NAIC-3                                                                     $  134,681,924             0.903%
      3.04  NAIC-4                                                                     $       63,173             0.000%
      3.05  NAIC-5                                                                     $   27,026,883             0.181%
      3.06  NAIC-6                                                                     $    1,457,742             0.010%

       PREFERRED STOCKS                                                                         3                  4
       ----------------
      3.07  P/RP-1                                                                     $  149,493,232             1.003%
      3.08  P/RP-2                                                                     $   82,334,324             0.552%
      3.09  P/RP-3                                                                     $   23,181,698             0.155%
      3.10  P/RP-4                                                                     $                          0.000%
      3.11  P/RP-5                                                                     $      352,714             0.002%
      3.12  P/RP-6                                                                     $                          0.000%

 4.   Assets held in foreign investments:

      4.01 Are assets held in foreign investments less than 2.5% of the reporting entity's total admitted assets?  Yes [ ]   No [X]
      If response to 4.01 above is yes, responses are not required for interrogatories 5-10.
      4.02 Total admitted assets held in foreign investments                                            $3,050,726,782       20.462%
      4.03 Foreign-currency-denominated investments                                                     $2,073,125,690       13.905%
      4.04 Insurance liabilities denominated in that same foreign currency                              $                     0.000%

 5.   Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                                               1                  2
      5.01 Countries rated NAIC-1                                                      $3,050,726,782            20.462%
      5.02 Countries rated NAIC-2                                                      $                          0.000%
      5.03 Countries rated NAIC-3 or below                                             $                          0.000%

6.    Largest foreign investment exposures by country, categorized by the country's NAIC sovereign rating:

                                                                                               1                  2
           Countries rated NAIC-1:
      6.01 Country 1: JAPAN                                                            $1,867,871,759            12.528%
      6.02 Country 2: CAYMAN ISLANDS                                                   $  301,689,713             2.023%
           Countries rated NAIC-2:
      6.03 Country 1:                                                                  $                          0.000%
      6.04 Country 2:                                                                  $                          0.000%
           Countries rated NAIC-3 or below:
      6.05 Country 1:                                                                  $                          0.000%
      6.06 Country 2:                                                                  $                          0.000%

Supplement for the year 2008 of the HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                                                                               1                   2
 7.   Aggregate unhedged foreign currency exposure:                                    $1,848,824,521            12.400%

 8.   Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:
                                                                                               1                   2
      8.01 Countries rated NAIC-1                                                      $1,848,824,521            12.400%
      8.02 Countries rated NAIC-2                                                      $                          0.000%
      8.03 Countries rated NAIC-3 or below                                             $                          0.000%

 9.  Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign rating:

                                                                                               1                    2
           Countries rated NAIC-1:


      9.01 Country 1: JAPAN                                                            $1,848,824,521            12.400%
      9.02 Country 2:                                                                  $                          0.000
           Countries rated NAIC-2:
      9.03 Country 1:                                                                  $                          0.000%
      9.04 Country 2:                                                                  $                          0.000%
           Countries rated NAIC-3 or below:
      9.05 Country 1:                                                                  $                           0.000%
      9.06 Country 2:                                                                  $                           0.000%

10.   Ten largest non-sovereign (i.e. non-governmental) foreign issues:

                              1                                    2                           3                    4
                           ISSUER                             NAIC RATING
                           ------                             -----------

      10.01 GOLDENTREE LOAN OPPORTUNITIES              1FE                             $ 125,000,000               0.838%
      10.02 NORTHWOODS CAPITAL LTD WOODS_07-8A         1FE                             $  75,000,000               0.503%
      10.03 HUTCHISON WHAMPOA LIMITED                  1FE                             $  53,995,506               0.362%
      10.04 KONINKLIJKE PHILIPS ELECTRONICS NV         1FE                             $  35,195,042               0.236%
      10.05 STATOILHYDRO ASA                           1FE                             $  30,747,570               0.206%
      10.06 GLAXOSMITHKLINE PLC                        1FE                             $  28,546,244               0.191%
      10.07 RAGIONE SAPA DI GILBERTO BENETTON E C      1FE                             $  27,801,000               0.186%
      10.08 COCA-COLA AMATIL LIMITED                   1                               $  27,499,343               0.184%
      10.09 TELECOM ITALIA SPA                         2FE                             $  26,135,495               0.175%
      10.10 CENT CDO 14 LTD                            1FE                             $  25,200,000               0.169%

11.   Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

      11.01 Are assets held in Canadian investments less than 2.5% of the reporting entity's total admitted assets? Yes [X]  No [ ]
            If response to 11.01 is yes, detail is not required for the remainder of Interrogatory 11.
      11.02 Total admitted assets held in Canadian Investments                                          $                     0.000%
      11.03 Canadian currency-denominated investments                                                   $                     0.000%
      11.04 Canadian-denominated insurance liabilities                                                  $                     0.000%
      11.05 Unhedged Canadian currency exposure                                                         $                     0.000%

12.   Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with contractual sales restrictions.
      12.01 Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting
            entity's total admitted assets?                                                                         Yes [X]  No [ ]
            If response to 12.01 is yes, responses are not required for the remainder of Interrogatory 12.

                             1                                                                 2                    3
      12.02 Aggregate statement value of investments with contractual sales
            restrictions:                                                              $                          0.000%
            Largest three investments with contractual sales restrictions:
      12.03                                                                            $                          0.000%
      12.04                                                                            $                          0.000%
      12.05                                                                            $                          0.000%

13.   Amounts and percentages of admitted assets held in the ten largest equity interests:
      13.01 Are assets held in equity interest less than 2.5% of the reporting entity's total admitted assets?      Yes [X]  No [ ]

      If response to 13.01 above is yes, responses are not required for the remainder of Interrogatory 13.
                             1                                                                 2                     3
                        NAME OF ISSUER
                        --------------
      13.02                                                                            $                          0.000%
      13.03                                                                            $                          0.000%
      13.04                                                                            $                          0.000%
      13.05                                                                            $                          0.000%
      13.06                                                                            $                          0.000%
      13.07                                                                            $                          0.000%
      13.08                                                                            $                          0.000%
      13.09                                                                            $                          0.000%
      13.10                                                                            $                          0.000%
      13.11                                                                            $                          0.000%

Supplement for the year 2008 of the HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

 14.  Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed equities:
      14.01 Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting
            entity's total admitted assets?                                                                         Yes [X]  No [ ]
            If response to 14.01 above is yes, responses are not required for the remainder of Interrogatory 14.

                             1                                                                 2                      3
      14.02 Aggregate statement value of investments held in nonaffiliated, privately
            placed equities:                                                           $                          0.000%
            Largest three investments held in nonaffiliated, privately placed equities:
      14.03                                                                            $                          0.000%
      14.04                                                                            $                          0.000%
      14.05                                                                            $                          0.000%

15.   Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:

      15.01 Are assets held in general partnership interests less than 2.5% of the reporting entity's total
            admitted assets?                                                                                        Yes [X]  No [ ]
            If response to 15.01 above is yes, responses are not required for the remainder of Interrogatory 15.

                             1                                                                 2                       3
      15.02 Aggregate statement value of investments held in general partnership
            interests:                                                                 $                          0.000%
            Largest three investments in general partnership interests:
      15.03                                                                            $                          0.000%
      15.04                                                                            $                          0.000%
      15.05                                                                            $                          0.000%

16.   Amounts and percentages of the reporting entity's total admitted assets held in mortgage loans:
      16.01 Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity's
            total admitted assets?                                                                                  Yes [ ]  No [X]
            If response to 16.01 above is yes, responses are not required for the remainder of Interrogatory
            16 and Interrogatory 17.

                             1                                                                 2                       3
         TYPE (RESIDENTIAL, COMMERCIAL, AGRICULTURAL)
         ---------------------------------------------
      16.02 HTFD REGENCY CENTERS FIXED LIFE                                            $  60,000,000              0.402%
      16.03 HTFD AMB PORTFOLIO WHLN 2008                                               $  49,767,544              0.334%
      16.04 WACHOVIA MONTCLAIR PLAZA PN 2006                                           $  49,715,670              0.333%
      16.05 HTFD LIT IX PORTFOLIO WHLN 2008                                            $  40,000,000              0.268%
      16.06 HTFD_1880 CENTURY PARK EAST WHLN 06                                        $  35,000,000              0.235%
      16.07 JPMC DRA PORTFOLIO PN05                                                    $  35,000,000              0.235%
      16.08 HTFD LIT VIII PORTFOLIO WHLN 2008                                          $  30,500,000              0.205%
      16.09 FORTIS                                                                     $  25,928,800              0.174%
      16.10 CAG CIMARRON ENTITIES                                                      $  25,626,268              0.172%
      16.11 HTFD ESTATE ON QUARRY LAKES WHLN 2007                                      $  25,500,000              0.171%

      Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

                                                                                                     LOANS
                                                                                       $                          0.000%
      16.12 Construction loans                                                         $                          0.000%
      16.13 Mortgage loans over 90 days past due                                       $                          0.000%
      16.14 Mortgage loans in the process of foreclosure                               $                          0.000%
      16.15 Mortgage loans foreclosed                                                  $                          0.000%
      16.16 Restructured mortgage loans                                                $                          0.000%

17.   Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

               LOAN-TO-VALUE              RESIDENTIAL                        COMMERCIAL                            AGRICULTURAL
               -------------              -----------                        ----------                            ------------
                                    1                 2                  3                 4                 5                 6
      17.01 above 95%         $                          0.000%    $                       0.000%       $                     0.000%
      17.02 91% to 95%        $                          0.000%    $                       0.000%       $                     0.000%
      17.03 81% to 90         $                          0.000%    $                       0.000%       $                     0.000%
      17.04 71% to 80         $                          0.000%    $ 152,379,515           1.022%       $ 2,519,665           0.017%
      17.05 below 70%         $                          0.000%    $ 357,763,953           2.400%       $65,889,716           0.442%

18.   Amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in real estate:
      18.01 Are assets held in real estate reported less than 2.5% of the reporting entity's total admitted assets?  Yes [X]  No [ ]
           If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.
      Largest five investments in any one parcel or group of contiguous parcels of real estate.

                        Description                                                        2                 3
      18.02                                                                            $                          0.000%
      18.03                                                                            $                          0.000%
      18.04                                                                            $                          0.000%
      18.05                                                                            $                          0.000%
      18.06                                                                            $                          0.000%

19.   Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments held in mezzanine real estate loans.

      19.01 Are assets held in investments held in mezzanine real estate loans less than 2.5% of the
            reporting entity's admitted assets?                                                                     Yes [X]  No [ ]
            If response to 19.01 is yes, responses are not required for the remainder of Interrogatory 19.
                                              1                                            2                 3
      19.02 Aggregate statement value of investments held in mezzanine real estate
            loans:                                                                     $                          0.000%
            Largest three investments held in mezzanine real estate loans.
      19.03                                                                            $                          0.000%
      19.04                                                                            $                          0.000%
      19.05                                                                            $                          0.000%

Supplement for the year 2008 of the HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

20.   Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

                                                                 AT YEAR-END                      AT END OF EACH QUARTER
                                                                 -----------                      ----------------------
                                                                                         1ST QTR         2ND QTR           3RD QTR
                                                            1                2              3               4                 5

      20.01 Securities lending agreements (do not
            include assets held as collateral for
            such transactions)                         $274,376,770        1.840%      $391,620,719    $341,456,394     $401,557,930
      20.02 Repurchase agreements                      $                   0.000%      $               $                $
      20.03 Reverse repurchase agreements              $                   0.000%      $               $                $
      20.04 Dollar repurchase agreements               $                   0.000%      $               $                $
      20.05 Dollar reverse repurchase agreements

21.   Amounts and percentages of the reporting entity's total admitted assets for warrants not attached to other financial instruments, options, caps and floors:
                                                                   OWNED                                          WRITTEN
                                                                   -----                                          -------
                                                            1                2                               3               4
      21.01 Hedging                                    $                   0.000%                      $                     0.000%
      21.02 Income generation                          $                   0.000%                      $                     0.000%
      21.03 Other                                      $ 1,202,743,835     8.067%                      $                     0.000%

22.   Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards:

                                                                 AT YEAR-END                      AT END OF EACH QUARTER
                                                                 -----------                      ----------------------
                                                                                         1ST QTR         2ND QTR           3RD QTR
                                                            1                2              3               4                 5
      22.01 Hedging                                    $  8,906,517        0.060%      $ 10,690,416    $  9,848,902     $  9,306,111
      22.02 Income generation                          $                   0.000%      $               $                $
      22.03 Replications                               $                   0.000%      $               $                $
      22.04 Other                                      $202,840,401        1.360%      $330,170,714    $323,544,067     $272,702,107

23.   Amounts and percentages of the reporting entity's total admitted assets of potential exposure for futures contracts:

                                                                 AT YEAR-END                      AT END OF EACH QUARTER
                                                                 -----------                      ----------------------
                                                                                         1ST QTR         2ND QTR           3RD QTR
                                                            1                2              3               4                 5
      23.01 Hedging                                    $                   0.000%      $               $                $
      23.02 Income generation                          $                   0.000%      $               $                $
      23.03 Replications                               $                   0.000%      $               $                $
      23.04 Other                                      $389,562,500        2.613%      $ 31,809,000    $ 28,997,200     $114,397,500

LIFE AND ACCIDENT AND HEALTH COMPANIES - ASSOCIATION EDITION
                                                                                                                 [BAR CODE]
                                                                                                                 *71153200920100101*

                                                         QUARTERLY STATEMENT

                                                         AS OF MARCH 31, 2009
                                                 of the Condition and Affairs of the
                                                 HARTFORD LIFE AND ANNUITY INSURANCE
                                                               COMPANY

NAIC Group Code 0091, 0091                             NAIC Company Code 71153                       Employer's ID Number 39-1052598
   (Current Period) (Prior Period)

Organized under the Laws of CONNECTICUT   State of Domicile or Port of Entry CONNECTICUT   Country of Domicile   US

Incorporated/Organized January 9, 1956   Commenced Business July 1, 1965

Statutory Home Office                   200 HOPMEADOW STREET SIMSBURY CT 06089
                                        (STREET AND NUMBER)   (CITY OR TOWN, STATE AND ZIP CODE)
Main Administrative Office              200 HOPMEADOW STREET SIMSBURY CT 06089                             860-547-5000
                                        (STREET AND NUMBER)   (CITY OR TOWN, STATE AND ZIP CODE)   (AREA CODE) (TELEPHONE NUMBER)
Mail Address                            ONE HARTFORD PLAZA HARTFORD CT 06155
                                        (STREET AND NUMBER OR P.O. BOX)   (CITY OR TOWN, STATE AND ZIP CODE)
Primary Location of Books and Records   200 HOPMEADOW STREET SIMSBURY CT 06089                             860-547-5000
                                        (STREET AND NUMBER)   (CITY OR TOWN, STATE AND ZIP CODE)   (AREA CODE) (TELEPHONE NUMBER)
Internet Web Site Address               WWW.THEHARTFORD.COM
Statutory Statement Contact             MICHAEL W SALWEN                                                  860-843-7739
                                        (NAME)                                            (AREA CODE) (TELEPHONE NUMBER) (EXTENSION)
                                        Michael.Salwen@hartfordlife.com                                   860-843-3884
                                        (E-MAIL ADDRESS)                                                  (FAX NUMBER)

                                                              OFFICERS

             NAME                              TITLE                        NAME                          TITLE
1. JOHN CLINTON WALTERS          President, CEO & COB             2. DONALD CHRISTIAN HUNT   Secretary
3. ERNEST MALCOLM MCNEILL, JR.   SVP & Chief Accounting Officer   4. CRAIG DOUGLAS MORROW    AVP & Appointed Actuary

                                                                OTHER
RICARDO ARTURO ANZALDUA          SVP & Assistant Secretary        DAVID ALAN CARLSON         SVP & Director of Taxes
JENNIFER JILL GEISLER            Senior Vice President            JOHN NICHOLAS GIAMALIS     SVP & Treasurer
CHRISTOPHER JAMES HANLON         Senior Vice President            STEPHEN THOMAS JOYCE       Executive Vice President
ALAN JAMES KRECZKO               EVP & General Counsel            GLENN DAVID LAMMEY         CFO & Executive Vice President
GREGORY MCGREEVEY                EVP & Chief Investment Officer   WILLIAM PATRICK MEANEY     Senior Vice President
BRIAN DENNIS MURPHY              Executive Vice President         CRAIG RODOLPH RAYMOND      Senior Vice President
JAMES EVERETT TRIMBLE            SVP & Chief Actuary

                                                        DIRECTORS OR TRUSTEES
GLENN DAVID LAMMEY                            GREGORY MCGREEVEY                            JOHN CLINTON WALTERS

State of CONNECTICUT
County of HARTFORD   ss

The officers of this reporting entity being duly sworn, each depose and say that they are the described officers of said reporting entity, and that on the reporting period stated above, all of the herein described assets were the absolute property of the said reporting entity, free and clear from any liens or claims thereon, except as herein stated, and that this statement, together with related exhibits, schedules and explanations therein contained, annexed or referred to, is a full and true statement of all the assets and liabilities and of the condition and affairs of the said reporting entity as of the reporting period stated above, and of its income and deductions there from for the period ended, and have been completed in accordance with the NAIC ANNUAL STATEMENT
INSTRUCTIONS and ACCOUNTING PRACTICES AND PROCEDURES manual except to the extent that: (1) state law may differ: or, (2) that state rules or regulations require differences in reporting not related to accounting practices and procedures, according to the best of their information, knowledge and belief, respectively. Furthermore, the scope of this attestation by the described officers also includes the related corresponding electronic filing with the NAIC, when required, that is an exact copy (except for formatting differences due to electronic filing) of the enclosed statement. The electronic filing may be requested by various regulators in lieu of or in addition to the enclosed statement.


/s/ John Clinton Walters                     /s/ Donald Christian Hunt                    /s/ Ernest Malcolm McNeill, Jr.
------------------------------------------   ------------------------------------------   ------------------------------------------
               (Signature)                                  (Signature)                                  (Signature)

          JOHN CLINTON WALTERS                         DONALD CHRISTIAN HUNT                      ERNEST MALCOLM MCNEILL, JR.
            1. (Printed Name)                            2. (Printed Name)                            3. (Printed Name)

           President, CEO & COB                               Secretary                          SVP & Chief Accounting Officer
                 (Title)                                      (Title)                                      (Title)

Subscribed and sworn to before me    a. Is this an original filing?                     Yes |X| No |_|

This 28th day of April 2009          b. If no:   1. State the amendment number _______________________________
[Illegible]                                      2. Date filed                 _______________________________
-----------------------------------              3. Number of pages attached   _______________________________
My Commission Expires 2/28/2012

                                     ASSETS

                                                                                           CURRENT STATEMENT DATE
                                                                        ------------------------------------------------------------
                                                                              1              2             3                4
                                                                                                      NET ADMITTED     DECEMBER 31
                                                                                        NONADMITTED      ASSETS      PRIOR YEAR NET
                                                                            ASSETS         ASSETS     (COLS. 1 - 2)  ADMITTED ASSETS
                                                                        --------------  -----------  --------------  ---------------
1.    Bonds                                                              8,700,622,271                8,700,622,271    8,371,683,455
2.    Stocks:
      2.1 Preferred stocks                                                  73,528,956                   73,528,956      255,361,968
      2.2 Common stocks                                                     11,360,725                   11,360,725       11,520,161
3. Mortgage loans on real estate:
      3.1 First liens                                                      575,364,439                  575,364,439      578,552,850
      3.2 Other than first liens                                            32,669,672                   32,669,672       32,818,581
4. Real estate:
      4.1 Properties occupied by the company (less $ 0 encumbrances)        28,239,879                   28,239,879       27,284,717
      4.2 Properties held for the production of income (less $0
          encumbrances)                                                                                           0
      4.3 Properties held for sale (less $ 0 encumbrances)                                                        0
5.    Cash ($69,151,190), cash equivalents ($1,775,000)
      and short-term investments ($ 2,787,210,524)                       2,858,136,714                2,858,136,714    2,326,153,004
6.    Contract loans (including $ 0 premium notes)                         348,303,434                  348,303,434      354,919,732
7.    Other invested assets                                                 10,550,032                   10,550,032       10,488,653
8.    Receivables for securities                                           389,203,725                  389,203,725      226,506,600
9.    Aggregate write-ins for invested assets                            1,556,431,264            0   1,556,431,264    1,791,892,868
                                                                        ------------------------------------------------------------
10.   Subtotals, cash and invested assets (Lines 1 to 9)                14,584,411,111            0  14,584,411,111   13,987,182,589
11.   Title plants less $ 0 charged off (for Title insurers only)                                                 0
12.   Investment income due and accrued                                    105,375,365                  105,375,365       85,916,570
13.   Premiums and considerations:
      13.1 Uncollected premiums and agents' balances in the course of
           collection                                                       17,243,853                   17,243,853       19,384,051
      13.2 Deferred premiums, agents' balances and installments booked but deferred and not yet due (including $0 earned but
           unbilled premiums)                                               44,974,307   15,905,747      29,068,560       29,547,113
      13.3 Accrued retrospective premiums                                                                         0
14. Reinsurance:
      14.1 Amounts recoverable from reinsurers                              47,585,690                   47,585,690       69,081,834
      14.2 Funds held by or deposited with reinsured companies                                                    0
      14.3 Other amounts receivable under reinsurance contracts             72,265,407                   72,265,407       91,846,715
15.   Amounts receivable relating to uninsured plans                                                              0
16.1  Current federal and foreign income tax recoverable and interest
      thereon                                                               28,853,873                   28,853,873      174,110,370
16.2  Net deferred tax asset                                               703,901,036  522,943,887     180,957,149       68,672,999
17.   Guaranty funds receivable or on deposit                                3,519,088                    3,519,088        3,493,310
18.   Electronic data processing equipment and software                                                           0
19.   Furniture and equipment, including health care delivery assets
      ($0)                                                                                                        0
20.   Net adjustment in assets and liabilities due to foreign exchange
      rates                                                                                                       0
21.   Receivables from parent, subsidiaries and affiliates                   8,725,785                    8,725,785       10,222,853
22.   Health care ($0) and other amounts receivable                          6,190,469    6,190,469               0
23.   Aggregate write-ins for other than invested assets                   170,079,668  (65,561,472)    235,641,140      369,937,855
                                                                        ------------------------------------------------------------
24.   Total assets excluding Separate Accounts, Segregated Accounts
      and Protected Cell Accounts (Lines 10 through 23)                 15,793,125,652  479,478,631  15,313,647,021   14,909,396,259
25.   From Separate Accounts, Segregated Accounts and Protected Cell
      Accounts                                                          46,238,347,853               46,238,347,853   50,551,150,119
26.   Total (Lines 24 and 25)                                           62,031,473,505  479,478,631  61,551,994,874   65,460,546,378

                        DETAILS OF WRITE-INS

0901. Derivative Instruments                                             1,556,431,264                1,556,431,264    1,791,892,868
0902.                                                                                                             0
0903.                                                                                                             0
0998. Summary of remaining write-ins for Line 9 from overflow page                   0            0               0                0
0999. Totals (Lines 0901 thru 0903 plus 0998) (Line 9 above)             1,556,431,264            0   1,556,431,264    1,791,892,868
                                                                        ------------------------------------------------------------
2301. Disbursements And Items Not Allocated                                145,162,566                  145,162,566       70,323,930
2302. Permitted Practice - DTA                                                          (90,478,574)     90,478,574      299,613,925
2303. Other Assets Non-admitted                                                 54,393       54,393               0
2398. Summary of remaining write-ins for Line 23 from overflow page         24,862,709   24,862,709               0                0
2399. Totals (Lines 2301 thru 2303 plus 2398) (Line 23 above)              170,079,668  (65,561,472)    235,641,140      369,937,855


                                      Q02

                      LIABILITIES, SURPLUS AND OTHER FUNDS

                                                                                                            1              2
                                                                                                         CURRENT      DECEMBER 31
                                                                                                     STATEMENT DATE    PRIOR YEAR
                                                                                                     --------------  --------------
1.    Aggregate reserve for life contracts $11,244,884,283 less $0
         included in Line 6.3 (including $0 Modco Reserve)                                           11,244,884,283  10,792,355,216
2.    Aggregate reserve for accident and health contracts (including $0 Modco Reserve)                    5,397,792       5,394,388
3.    Liability for deposit-type contracts (including $0 Modco Reserve)                                  70,751,473      70,265,707
4.    Contract claims:
      4.1  Life                                                                                          41,072,850      33,700,451
      4.2  Accident and health                                                                              165,215         136,012
5.    Policyholders' dividends $0 and coupons $0 due and unpaid
6.    Provision for policyholders' dividends and coupons payable in following calendar year -
         estimated amounts:
      6.1  Dividends apportioned for payment (including $0 Modco)                                         1,347,531       1,406,729
      6.2  Dividends not yet apportioned (including $0 Modco)                                                   814             855
      6.3  Coupons and similar benefits (including $0 Modco)
7.    Amount provisionally held for deferred dividend policies not included in Line 6
8.    Premiums and annuity considerations for life and accident and health contracts received
         in advance less $0 discount; including $0 accident and health premiums                             862,886       1,016,529
9.    Contract liabilities not included elsewhere:
      9.1  Surrender values on canceled contracts
      9.2  Provision for experience rating refunds, including $0 accident and health experience
              rating refunds                                                                              4,464,417      4,977,920
      9.3  Other amounts payable on reinsurance, including $0 assumed and $15,583,749 ceded              15,583,749      15,998,017
      9.4  Interest Maintenance Reserve
10.   Commissions to agents due or accrued - life and annuity contracts $43,576,558, accident and
         health $0 and deposit-type contract funds $8,429,361                                            52,005,919      56,208,822
11.   Commissions and expense allowances payable on reinsurance assumed
12.   General expenses due or accrued                                                                    32,659,244      47,722,869
13.   Transfers to Separate Accounts due or accrued (net) (including $(1,347,663,890) accrued
         for expense allowances recognized in reserves, net of reinsured allowances)                 (1,476,731,471) (1,642,086,342)
14.   Taxes, licenses and fees due or accrued, excluding federal income taxes                             7,960,580       9,647,525
15.1  Current federal and foreign income taxes, including $0 on realized capital gains (losses)
15.2  Net deferred tax liability
16.   Unearned investment income                                                                          3,188,394       3,304,252
17.   Amounts withheld or retained by company as agent or trustee                                         1,643,087       1,866,332
18.   Amounts held for agents' account, including $858,653 agents' credit balances                          858,653       1,327,925
19.   Remittances and items not allocated                                                                94,969,988     145,871,785
20.   Net adjustment in assets and liabilities due to foreign exchange rates
21.   Liability for benefits for employees and agents if not included above
22.   Borrowed money $0 and interest thereon $0
23.   Dividends to stockholders declared and unpaid
24.   Miscellaneous liabilities:
      24.1 Asset valuation reserve                                                                        6,596,740       6,003,772
      24.2 Reinsurance in unauthorized companies                                                             10,330          10,330
      24.3 Funds held under reinsurance treaties with unauthorized reinsurers                         1,091,338,424   1,013,638,930
      24.4 Payable to parent, subsidiaries and affiliates                                                49,515,455      39,493,081
      24.5 Drafts outstanding                                                                           137,674,429     135,928,955
      24.6 Liability for amounts held under uninsured plans
      24.7 Funds held under coinsurance
      24.8 Payable for securities                                                                       355,160,966      27,723,614
      24.9 Capital notes $0 and interest thereon $0
25.   Aggregate write-ins for liabilities                                                             1,272,876,946   1,959,624,176
                                                                                                     --------------  --------------
26.   Total liabilities excluding Separate Accounts business (Lines 1 to 25)                         13,014,258,694  12,731,537,849
                                                                                                     --------------  --------------
27.   From Separate Accounts statement                                                               46,238,347,853  50,551,150,119
                                                                                                     --------------  --------------
28.   Total liabilities (Lines 26 and 27)                                                            59,252,606,547  63,282,687,968
                                                                                                     --------------  --------------
29.   Common capital stock                                                                                2,500,000       2,500,000
30.   Preferred capital stock
31.   Aggregate write-ins for other than special surplus funds                                          286,562,553     497,354,084
32.   Surplus notes
33.   Gross paid in and contributed surplus                                                           2,179,883,491   1,692,530,362
34.   Aggregate write-ins for special surplus funds                                                               0               0
35.   Unassigned funds (surplus)                                                                       (169,557,718)    (14,526,035)
36.   Less treasury stock, at cost:
      36.1 0.000 shares common (value included in Line 29 $0)
      36.2 0.000 shares preferred (value included in Line 30 $0)
37.   Surplus (Total Lines 31 + 32 + 33 + 34 + 35 - 36) (including $0 in Separate Accounts
         Statement)                                                                                   2,296,888,326   2,175,358,411
                                                                                                     --------------  --------------
38.   Totals of Lines 29, 30 and 37                                                                   2,299,388,327   2,177,858,411
                                                                                                     --------------  --------------
39.   Totals of Lines 28 and 38                                                                      61,551,994,874  65,460,546,378
                                                                                                     ==============  ==============
                                        DETAILS OF WRITE-INS
2501. Collateral on Derivatives                                                                       1,156,137,929   1,682,427,970
2502. Securities Lending Collateral                                                                      73,823,548     215,494,633
2503. Derivative Investments                                                                                927,870      27,057,908
2598. Summary of remaining write-ins for Line 25 from overflow page                                      41,987,599      34,643,665
2599. Totals (Lines 2501 thru 2503 plus 2598) (Line 25 above)                                         1,272,876,946   1,959,624,176
3101. Gain on Inforce Reinsurance                                                                       196,083,979     197,740,159
3102. Permitted practice DTA                                                                             90,478,574     299,613,925
3103.
3198. Summary of remaining write-ins for Line 31 from overflow page                                               0               0
3199. Totals (Lines 3101 thru 3103 plus 3198) (Line 31 above)                                           286,562,553     497,354,084
3401.
3402.
3403.
3498. Summary of remaining write-ins for Line 34 from overflow page                                               0               0
3499. Totals (Lines 3401 thru 3403 plus 3498) (Line 34 above)                                                     0               0


                                       Q03

                              SUMMARY OF OPERATIONS
                 (EXCLUDING UNREALIZED CAPITAL GAINS AND LOSSES)

                                                                                         1              2              3
                                                                                      CURRENT         PRIOR     PRIOR YEAR ENDED
                                                                                   YEAR TO DATE   YEAR TO DATE     DECEMBER 31
                                                                                  -------------  -------------  ----------------
1.      Premiums and annuity considerations for life and accident and health
           contracts                                                                848,026,936  2,156,944,221     9,352,507,146
2.      Considerations for supplementary contracts with life contingencies               65,216              8            78,236
3.      Net investment income                                                       115,478,145     89,334,697       376,034,010
4.      Amortization of Interest Maintenance Reserve (IMR)                              487,365       (142,303)         (484,358)
5.      Separate Accounts net gain from operations excluding unrealized gains or losses
6.      Commissions and expense allowances on reinsurance ceded                      45,889,753     49,426,364       229,723,440
7.      Reserve adjustments on reinsurance ceded                                     (3,167,746)    (5,410,969)      (18,160,804)
8.      Miscellaneous Income:
        8.1 Income from fees associated with investment management,
               administration and contract guarantees from Separate Accounts        259,201,295    370,225,378     1,363,867,995
        8.2 Charges and fees for deposit-type contracts
        8.3 Aggregate write-ins for miscellaneous income                             47,426,022    104,228,745       310,502,821
                                                                                  -------------  -------------    --------------
9.      Totals (Lines 1 to 8.3)                                                   1,313,406,986  2,764,606,141    11,614,068,486
                                                                                  -------------  -------------    --------------
10.     Death benefits                                                               90,926,425     79,917,338       332,285,784
11.     Matured endowments (excluding guaranteed annual pure endowments)                 47,751         98,442           488,258
12.     Annuity benefits                                                             19,122,096     21,349,267       316,594,968
13.     Disability benefits and benefits under accident and health contracts          1,360,766      1,425,099         5,429,577
14.     Coupons, guaranteed annual pure endowments and similar benefits                      72             72               112
15.     Surrender benefits and withdrawals for life contracts                     1,907,409,861  2,668,966,836     9,965,052,593
16.     Group conversions
17.     Interest and adjustments on contract or deposit-type contract funds           1,563,581      2,787,846        15,797,103
18.     Payments on supplementary contracts with life contingencies                     841,936        796,876         3,262,919
19.     Increase in aggregate reserves for life and accident and health
           contracts                                                                482,074,887    251,073,982     4,809,455,973
                                                                                  -------------  -------------    --------------
20.     Totals (Lines 10 to 19)                                                   2,503,347,375  3,026,415,758    15,448,367,287
21.     Commissions on premiums, annuity considerations and deposit-type
           contract funds (direct business only)                                    126,128,887    223,530,550       821,540,041
22.     Commissions and expense allowances on reinsurance assumed                     2,143,239      3,792,212        13,310,322
23.     General insurance expenses                                                   95,352,480    111,939,104       448,657,076
24.     Insurance taxes, licenses and fees, excluding federal income taxes            9,582,431     11,330,546        43,032,521
25.     Increase in loading on deferred and uncollected premiums                     (2,398,414)       353,644        (5,412,378)
26.     Net transfers to or (from) Separate Accounts net of reinsurance            (813,515,467)  (450,080,961)   (1,671,680,758)
27.     Aggregate write-ins for deductions                                          (46,142,044)   (80,795,306)     (295,289,105)
                                                                                  -------------  -------------    --------------
28.     Totals (Lines 20 to 27)                                                   1,874,498,487  2,846,485,547    14,802,525,006
                                                                                  -------------  -------------    --------------
29.     Net gain from operations before dividends to policyholders and federal
           income taxes (Line 9 minus Line 28)                                     (561,091,501)   (81,879,406)   (3,188,456,520)
30.     Dividends to policyholders                                                      288,149        544,413         1,555,063
                                                                                  -------------  -------------    --------------
31.     Net gain from operations after dividends to policyholders and before
           federal income taxes (Line 29 minus Line 30)                            (561,379,649)   (82,423,819)   (3,190,011,583)
32.     Federal and foreign income taxes incurred (excluding tax on capital
           gains)                                                                   (11,298,089)   (35,309,241)     (245,744,939)
                                                                                  -------------  -------------    --------------
33.     Net gain from operations after dividends to policyholders and federal income taxes and before realized capital gains or (losses)
           (Line 31 minus Line 32)                                                 (550,081,560)   (47,114,578)   (2,944,266,644)
34.     Net realized capital gains (losses) (excluding gains (losses)
           transferred to the IMR) less capital gains tax of $(1,007,713)
           (excluding taxes of $4,940,832 transferred to the IMR)                   495,627,693     27,812,661       961,161,644
                                                                                  -------------  -------------    --------------
35.     Net income (Line 33 plus Line 34)                                           (54,453,867)   (19,301,917)   (1,983,105,000)
                                                                                  -------------  -------------    --------------
        CAPITAL AND SURPLUS ACCOUNT
36.     Capital and surplus, December 31, prior year                              2,177,858,411  2,556,587,807     2,556,587,807
37.     Net income (Line 35)                                                        (54,453,867)   (19,301,917)   (1,983,105,000)
38.     Change in net unrealized capital gains (losses) less capital gains tax
           of $76,894,207                                                          (152,185,578)    83,740,418       731,680,206
39.     Change in net unrealized foreign exchange capital gain (loss)                31,094,350     (6,512,995)      (34,794,203)
40.     Change in net deferred income tax                                            21,152,432      5,012,719       669,251,250
41.     Change in nonadmitted assets                                                    (46,051)   223,706,346      (182,691,362)
42.     Change in liability for reinsurance in unauthorized companies                                                    558,760
43.     Change in reserve on account of change in valuation basis, (increase) or
           decrease                                                                                                   23,935,154
44.     Change in asset valuation reserve                                              (592,968)    (1,655,248)       40,850,768
45.     Change in treasury stock
46.     Surplus (contributed to) withdrawn from Separate Accounts during period
47.     Other changes in surplus in Separate Accounts Statement
48.     Change in surplus notes
49.     Cumulative effect of changes in accounting principles
50.     Capital changes:
        50.1 Paid in
        50.2 Transferred from surplus (Stock Dividend)
        50.3 Transferred to surplus
51.     Surplus adjustment:
        51.1 Paid in                                                                487,353,129      1,361,339       208,661,159
        51.2 Transferred to capital (Stock Dividend)
        51.3 Transferred from capital
        51.4 Change in surplus as a result of reinsurance
52.     Dividends to stockholders                                                                  (66,000,000)     (156,000,000)
53.     Aggregate write-ins for gains and losses in surplus                        (210,791,531)             0       302,923,872
                                                                                  -------------  -------------    --------------
54.     Net change in capital and surplus (Lines 37 through 53)                     121,529,916    220,350,662     (378,729,396)
                                                                                  -------------  -------------    --------------
55.     Capital and surplus as of statement date (Lines 36 + 54)                  2,299,388,327  2,776,938,469     2,177,858,411
                                                                                  =============  =============    ==============
                              DETAILS OF WRITE-INS
08.301. Other Investment Management Fees                                             21,732,019     42,730,325       130,208,911
08.302. Separate Account Loads                                                       21,894,770     35,993,646       107,963,200
08.303. Miscellaneous Income                                                          3,799,233     25,504,774        72,330,710
08.398. Summary of remaining write-ins for Line 8.3 from overflow page                        0              0                 0
08.399. Totals (Lines 08.301 thru 08.303 plus 08.398) (Line 8.3 above)               47,426,022    104,228,745       310,502,821
                                                                                  -------------  -------------    --------------
2701.   MODCO Reserve Adjustment on Reinsurance Assumed                             (60,572,680)    16,458,750      (339,633,625)
2702.   Miscellaneous Deductions                                                     14,944,139         87,126        43,926,598
2703.   Change in Provision for Experience-Rated Refunds                               (513,503)   (97,341,182)          417,922
2798.   Summary of remaining write-ins for Line 27 from overflow page                         0              0                 0
2799.   Totals (Lines 2701 thru 2703 plus 2798) (Line 27 above)                     (46,142,044)   (80,795,306)     (295,289,105)
                                                                                  -------------  -------------    --------------
5301.   Permitted practice DTA                                                     (209,135,351)                     299,613,925
5302.   Gain on Inforce Reinsurance                                                  (1,656,180)                       3,309,947
5303.
5398.   Summary of remaining write-ins for Line 53 from overflow page                         0              0                 0
5399.   Totals (Lines 5301 thru 5303 plus 5398) (Line 53 above)                    (210,791,531)             0       302,923,872


                                       Q04

                                    CASH FLOW

                                                                                         1                 2
                                                                                    CURRENT YEAR   PRIOR YEAR ENDED
                                                                                       TO DATE        DECEMBER 31
                                                                                   -------------   ----------------
                                CASH FROM OPERATIONS

1.  Premiums collected net of reinsurance                                            850,043,757     9,351,978,269
2.  Net investment income                                                            109,077,766       408,198,730
3.  Miscellaneous income                                                             349,349,324     1,885,933,452
                                                                                   -------------    --------------
4.  Total (Lines 1 through 3)                                                      1,308,470,847    11,646,110,451
5.  Benefit and loss related payments                                              1,973,207,702    10,733,727,427
6.  Net transfers to Separate Accounts, Segregated Accounts and
    Protected Cell Accounts                                                         (978,870,338)   (2,500,961,899)
7.  Commissions, expenses paid and aggregate write-ins for deductions              1,108,978,975    (1,468,784,326)
8.  Dividends paid to policyholders                                                      347,388         2,304,771
9.  Federal and foreign income taxes paid (recovered) net of $0 tax on capital
    gains (losses)                                                                  (152,621,467)      (96,262,978)
                                                                                   -------------    --------------
10. Total (Lines 5 through 9)                                                      1,951,042,260     6,670,022,995
11. Net cash from operations (Line 4 minus
    Line 10)                                                                        (642,571,413)    4,976,087,456

                              CASH FROM INVESTMENTS

12. Proceeds from investments sold, matured or repaid:
    12.1 Bonds                                                                     5,321,093,242       779,817,535
    12.2 Stocks                                                                                         38,675,892
    12.3 Mortgage loans                                                                3,423,779        17,014,335
    12.4 Real estate
    12.5 Other invested assets                                                                             116,431
    12.6 Net gains or (losses) on cash, cash equivalents and
         short-term investments
    12.7 Miscellaneous proceeds                                                    1,078,960,146       987,246,991
                                                                                   -------------    --------------
    12.8 Total investment proceeds
         (Lines 12.1 to 12.7)                                                      6,403,477,167     1,822,871,183

13. Cost of investments acquired (long-term only):
    13.1 Bonds                                                                     5,541,827,616     3,706,707,675
    13.2 Stocks                                                                           29,767        19,943,302
    13.3 Mortgage loans                                                                   69,905       278,706,286
    13.4 Real estate
    13.5 Other invested assets                                                           438,130         2,096,528
    13.6 Miscellaneous applications                                                  162,697,125     1,527,650,914
                                                                                   -------------    --------------
    13.7 Total investments acquired
         (Lines 13.1 to 13.6)                                                      5,705,062,543     5,535,104,704
                                                                                   -------------    --------------

14. Net increase (decrease) in contract loans and premium notes                       (6,616,298)       11,146,529

15. Net cash from investments (Line 12.8 minus Line 13.7 and Line 14)                705,030,922    (3,723,380,050)

                 CASH FROM FINANCING AND MISCELLANEOUS SOURCES

16. Cash provided (applied):
    16.1 Surplus notes, capital notes
    16.2 Capital and paid in surplus, less treasury stock                            487,353,129       204,846,049
    16.3 Borrowed funds
    16.4 Net deposits on deposit-type contracts and other insurance liabilities                         (3,470,587)
    16.5 Dividends to stockholders                                                                     156,000,000
    16.6 Other cash provided (applied)                                               (17,828,929)      462,787,191
                                                                                   -------------    --------------
17. Net cash from financing and miscellaneous sources (Lines 16.1 through
    16.4 minus Line 16.5 plus Line 16.6)                                             469,524,200       508,162,653
                                                                                   -------------    --------------

      RECONCILIATION OF CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

18. Net change in cash, cash equivalents and short-term investments
    (Line 11 plus Line 15 plus Line 17)                                              531,983,710     1,760,870,059

19. Cash, cash equivalents and short-term investments:
    19.1 Beginning of year                                                         2,326,153,004       565,282,946
    19.2 End of period (Line 18 plus Line 19.1)                                    2,858,136,714     2,326,153,004

Note: Supplemental disclosures of cash flow information for non-cash transactions:

20.0001


                                       Q05

                                    EXHIBIT 1
                   DIRECT PREMIUMS AND DEPOSIT-TYPE CONTRACTS

                                                                           1                2                3
                                                                      CURRENT YEAR     PRIOR YEAR        PRIOR YEAR
                                                                        TO DATE          TO DATE     ENDED DECEMBER 31
                                                                      ------------   -------------   -----------------
1.    Industrial life
2.    Ordinary life insurance                                          320,377,734     377,511,122     1,546,934,521
3.    Ordinary individual annuities                                    631,350,915   1,910,529,270     6,312,931,770
4.    Credit life (group and individual)
5.    Group life insurance                                                 190,070         205,347           726,004
6.    Group annuities 11,300
7.    A&H - group
8.    A&H - credit (group and individual)
9.    A&H - other                                                          251,858         278,044         1,050,535
10.   Aggregate of all other lines of business                                   0               0                 0
                                                                       -----------   -------------     -------------
11.   Subtotal                                                         952,170,577   2,288,523,783     7,861,654,130
12.   Deposit-type contracts
                                                                       -----------   -------------     -------------
13.   Total                                                            952,170,577   2,288,523,783     7,861,654,130
                                                                       ===========   =============     =============

                              DETAILS OF WRITE-INS
1001.
1002.
1003.
1098. Summary of remaining write-ins for Line 10 from overflow page              0               0                 0
1099. Total (Lines 1001 thru 1003 plus 1098) (Line 10 above)                     0               0                 0


                                       Q06

Statement as of March 31, 2009 of the HARTFORD LIFE AND ANNUITY INSURANCE
COMPANY

                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The accompanying statutory basis financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the state of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by Connecticut. A difference prescribed by Connecticut state law allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

     The Company has also received approval from the Connecticut Insurance Department regarding the use of a permitted practice related to the statutory accounting for deferred income taxes for the year ended December 31, 2008 through September 30, 2009. This permitted practice modifies the accounting for deferred income taxes prescribed by NAIC SAP by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. The benefits of this permitted practice may not be considered by the Company when determining surplus have triggered a regulatory event.

     The effect of the use of the above described practices prescribed and permitted by the Connecticut Insurance Department is shown in the reconciliation of the Company's net income and capital and surplus to NAIC SAP below:

                                                   MARCH 31,       DECEMBER 31,
                                                     2009             2008
                                                --------------   ---------------
Net Loss, State of Connecticut basis            $  (54,453,867)  $(1,983,105,000
State permitted practice:
Reserve Credit                                  $  (51,482,863)  $  (142,388,066)
                                                --------------   ---------------
Net income, NAIC SAP:                           $ (105,936,730)  $(2,125,493,066)
                                                ==============   ===============
Statutory surplus, State of Connecticut basis   $2,299,388,327   $ 2,177,858,411)
State permitted practice:
Reserve Credit                                  $ (442,053,401)  $  (390,570,538)
Deferred income taxes (as described above)      $  (90,478,574)  $  (299,613,925)
                                                --------------   ---------------
Statutory surplus, NAIC SAP:                    $1,766,856,352   $ 1,487,673,948
                                                ==============   ===============

NOTE 2 - ACCOUNTING CHANGES AND CORRECTIONS OF ERRORS

     No significant change.

NOTE 3 - BUSINESS COMBINATIONS AND GOODWILL

     No significant change.

NOTE 4 - DISCONTINUED OPERATIONS

         No significant change.

NOTE 5 - INVESTMENTS

     No significant change.

NOTE 6 - JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIES

     No significant change.

NOTE 7 - INVESTMENT INCOME

     No significant change.


                                       Q07

NOTE 8 - DERIVATIVE INSTRUMENTS

     No significant change.

NOTE 9 - INCOME TAXES

     No significant change.

NOTE 10 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND OTHER RELATED PARTIES

     No significant change.

NOTE 11 - DEBT

     No significant change.

NOTE 12 - RETIREMENT PLANS, DEFERRED COMPENSATION, POSTEMPLOYMENT BENEFITS AND COMPENSATED ABSENCES AND OTHER POSTRETIREMENT BENEFIT PLANS

     No significant change.

NOTE 13 - CAPITAL AND SURPLUS, SHAREHOLDERS' DIVIDEND RESTRICTIONS AND QUASI-REORGANIZATIONS

          No significant change.

NOTE 14 - CONTINGENCIES

     No significant change.

NOTE 15 - LEASES

     No significant change.

NOTE 16 - INFORMATION ABOUT FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FINANCIAL INSTRUMENTS WITH CONCENTRATIONS OF CREDIT RISK

          No significant change.

NOTE 17 - SALE, TRANSFER AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES

C. The Company had no wash sales.

NOTE 18 - GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED PLANS AND THE UNINSURED PORTION OF PARTIALLY INSURED PLANS

     No significant change.

NOTE 19 - DIRECT PREMIUM WRITTEN/PRODUCED BY MANAGING GENERAL AGENTS/THIRD PARTY ADMINISTRATORS

     No significant change.

NOTE 20 - OTHER ITEMS

     No significant change.

NOTE 21 - EVENTS SUBSEQUENT

     No significant change.

NOTE 22 - REINSURANCE

     No significant change.


                                      Q07.1

NOTE 23 - RETROSPECTIVELY RATED CONTRACTS & CONTRACTS SUBJECT TO REDETERMINATION

     No significant change.

NOTE 24 - CHANGE IN INCURRED LOSSES AND LOSS ADJUSTMENT EXPENSES

     The Company has no change to incurred losses or loss adjustment expenses.

NOTE 25 - INTERCOMPANY POOLING ARRANGEMENTS

     No significant change.

NOTE 26 - STRUCTURED SETTLEMENTS

     No significant change.

NOTE 27 - HEALTH CARE RECEIVABLES

     No significant change.

NOTE 28 - PARTICIPATING POLICIES

     No significant change.

NOTE 29 - PREMIUM DEFICIENCY RESERVES

     No significant change.

NOTE 30 - RESERVES FOR LIFE CONTRACTS AND ANNUITY CONTRACTS

     No significant change.

NOTE 31 - ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

     No significant change.

NOTE 32 - PREMIUMS AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

     No significant change.

NOTE 33 - SEPARATE ACCOUNTS

     No significant change.

NOTE 34 - LOSS/CLAIM ADJUSTMENT EXPENSES

     No significant change.


                                      Q07.2

                             GENERAL INTERROGATORIES

    (Responses to these interrogatories should be based on changes that have occurred since prior year end unless otherwise noted)

                         PART 1 - COMMON INTERROGATORIES

                                     GENERAL

1.1  Did the reporting entity experience any material transactions requiring the filing of Disclosure of Material Transactions with the State of Domicile,
     as required by the Model Act?                                                         Yes |_| No |X|

1.2  If yes, has the report been filed with the domiciliary state?                         Yes |_| No |_|

2.1  Has any change been made during the year of this statement in the charter, by-laws, articles of incorporation, or deed of settlement of the reporting
     entity?                                                                               Yes |_| No |X|

2.2  If yes, date of change:                                                       ______________________

3.   Have there been any substantial changes in the organizational chart since
     the prior quarter end?                                                                Yes |_| No |X|

     If yes, complete the Schedule Y-Part 1 - Organizational chart.

4.1  Has the reporting entity been a party to a merger or consolidation during
     the period covered by this statement?                                                 Yes |_| No |X|

4.2  If yes, provide name of entity, NAIC Company Code, and state of domicile
     (use two letter state abbreviation) for any entity that has ceased to exist as a result of the merger or consolidation.

                   1               2            3
                                 NAIC       STATE OF
            NAME OF ENTITY   COMPANY CODE   DOMICILE
            --------------   ------------   --------

5.   If the reporting entity is subject to a management agreement, including third-party administrator(s), managing general agent(s), attorney-in-fact, or similar agreement, have there been any significant changes regarding the
     terms of the agreement or principals involved?                                Yes |_| No |X| N/A |_|

     If yes, attach an explanation.
            ____________________________________________________________________
            ____________________________________________________________________

6.1  State as of what date the latest financial examination of the reporting
     entity was made or is being made.                                                         12/31/2007

6.2  State the as of date that the latest financial examination report became available from either the state of domicile or the reporting entity. This date should be the date of the examined balance sheet and not the date the
     report was completed or released.                                                         12/31/2002

6.3  State as of what date the latest financial examination report became available to other states or the public from either the state of domicile or the reporting entity. This is the release date or completion date of the
     examination report and not the date of the examination (balance                            1/16/2004
     sheet date).

6.4  By what department or departments?

            Connecticut State Insurance Department
            ____________________________________________________________________

6.5  Have all financial statement adjustments within the latest financial examination report been accounted for in a subsequent financial statement
     filed with Departments?                                                       Yes |_| No |_| N/A |X|

6.6  Have all of the recommendations within the latest financial examination
     report been complied with?                                                    Yes |X| No |_| N/A |_|

7.1  Has this reporting entity had any Certificates of Authority, licenses or registrations (including corporate registration, if applicable) suspended
     or revoked by any governmental entity during the reporting period?                    Yes |_| No |X|

7.2  If yes, give full information:
            ____________________________________________________________________
            ____________________________________________________________________

8.1  Is the company a subsidiary of a bank holding company regulated by the
     Federal Reserve Board?                                                                Yes |_| No |X|

8.2  If response to 8.1 is yes, please identify the name of the bank holding company.
            ____________________________________________________________________
            ____________________________________________________________________

8.3  Is the company affiliated with one or more banks, thrifts or securities
     firms?                                                                                Yes |X| No |_|

8.4  If the response to 8.3 is yes, please provide below the names and location
     (city and state of the main office) of any affiliates regulated by a federal regulatory services agency [i.e. the Federal Reserve Board (FRB), the Office of the Comptroller of the Currency (OCC), the Office of Thrift
     Supervision (OTS), the Federal Deposit Insurance Corporation (FDIC) and the
     Securities Exchange Commission (SEC)] and identify the affiliate's primary federal regulator].

                               1                                2             3    4    5    6     7
                         AFFILIATE NAME              LOCATION (CITY, STATE)  FRB  OCC  OTS  FDIC  SEC
            ---------------------------------------  ----------------------  ---  ---  ---  ----  ---
            Hartford Equity Sales Company, Inc.      Simsbury, CT                                 YES
            Hartford Securities Distribution         Simsbury, CT                                 YES
            Hartford Investment Financial Services,  Simsbury, CT                                 YES
            Planco Financial Services, Inc.          Wayne, PA                                    YES
            Woodbury Financial Services, Inc.        Woodbury, MN                                 YES

9.1  Are the senior officers (principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions) of the reporting entity subject to a code of ethics,
     which includes the following standards?                                               Yes |X| No |_|

     (a) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (b) Full, fair, accurate, timely and understandable disclosure in the periodic reports required to be filed by the reporting entity;

     (c)  Compliance with applicable governmental laws, rules and regulations;

     (d) The prompt internal reporting of violations to an appropriate person or persons identified in the code; and

     (e)  Accountability for adherence to the code.

9.11 If the response to 9.1 is No, please explain:
            ____________________________________________________________________
            ____________________________________________________________________

9.2  Has the code of ethics for senior managers been amended?                              Yes |_| No |X|


                                       Q08

                             GENERAL INTERROGATORIES

    (Responses to these interrogatories should be based on changes that have occurred since prior year end unless otherwise noted)

                         PART 1 - COMMON INTERROGATORIES

9.21 If the response to 9.2 is Yes, provide information related to amendment(s).
            ____________________________________________________________________
            ____________________________________________________________________

9.3  Have any provisions of the code of ethics been waived for any of the
     specified officers?                                                                   Yes |_| No |X|

9.31 If the response to 9.3 is Yes, provide the nature of any waiver(s).
            ____________________________________________________________________
            ____________________________________________________________________

                                    FINANCIAL

10.1 Does the reporting entity report any amounts due from parent, subsidiaries
     or affiliates on Page 2 of this statement?                                            Yes |X| No |_|

10.2 If yes, indicate any amounts receivable from parent included in the Page 2
     amount:                                                                                   $8,653,480

                                   INVESTMENT

11.1 Were any of the stocks, bonds, or other assets of the reporting entity loaned, placed under option agreement, or otherwise made available for use by another person? (Exclude securities under securities lending
     agreements.)                                                                          Yes |X| No |_|

11.2 If yes, give full and complete information relating thereto:

            $432,260,361 representing ninehighly rated bonds pledged as collateral for derivative activities.
            ____________________________________________________________________

12.  Amount of real estate and mortgages held in other invested assets in
     Schedule BA:                                                                                      $0

13.  Amount of real estate and mortgages held in short-term investments:                               $0

14.1 Does the reporting entity have any investments in parent, subsidiaries and
     affiliates?                                                                           Yes |X| No |_|

14.2 If yes, please complete the following:                                1               2
                                                                    PRIOR YEAR-END  CURRENT QUARTER
                                                                     BOOK/ADJUSTED   BOOK/ADJUSTED
                                                                    CARRYING VALUE   CARRYING VALUE
                                                                    --------------  ---------------

     14.21 Bonds                                                      $        0       $_________
     14.22 Preferred Stock                                            $        0       $_________
     14.23 Common Stock                                               $6,488,643       $6,617,565
     14.24 Short-Term Investments                                     $        0       $_________
     14.25 Mortgage Loans on Real Estate                              $        0       $_________
     14.26 All Other                                                  $        0       $_________
     14.27 Total Investment in Parent, Subsidiaries and Affiliates    $6,488,643       $6,617,565
           (Subtotal Lines 14.21 to 14.26)
     14.28 Total Investment in Parent included in Lines 14.21 to
           14.26 above                                                $_________       $_________

15.1 Has the reporting entity entered into any hedging transactions reported on
     Schedule DB?                                                                          Yes |X| No |_|

15.2 If yes, has a comprehensive description of the hedging program been made
     available to the domiciliary state?                                                   Yes |X| No |_|

     If no, attach a description with this statement.

16.  Excluding items in Schedule E-Part 3-Special Deposits, real estate, mortgage loans and investments held physically in the reporting entity's offices, vaults or safety deposit boxes, were all stocks, bonds and other securities, owned throughout the current year held pursuant to a custodial agreement with a qualified bank or trust company in accordance with Section
     3, III. Conducting Examinations, F-Custodial or Safekeeping Agreements of
     the NAIC Financial Condition Examiners Handbook?                                      Yes |X| No |_|

     16.1 For all agreements that comply with the requirements of the NAIC
          Financial Condition Examiners Handbook, complete the following:

                       1                                       2
             NAME OF CUSTODIAN(S)                      CUSTODIAN ADDRESS
          --------------------------   ------------------------------------------------
          JP Morgan Chase Bank, N.A.   4 New York Plaza, 15th Floor, New York, NY 10004
          The Bank of New York         101 Barclay St., 8 West, New York, NY 10286
          The Bank of New York         32 Old Slip, 15th Floor, New York, NY 10286

     16.2 For all agreements that do not comply with the requirements of the NAIC Financial Condition Examiners Handbook, provide the name, location and a complete explanation.

             1           2                   3
          NAME(S)   LOCATION(S)   COMPLETE EXPLANATION(S)
          -------   -----------   -----------------------

     16.3 Have there been any changes, including name changes, in the
          custodian(s) identified in 16.1 during the current quarter?                      Yes |_| No |X|

     16.4 If yes, give full and complete information relating thereto:

                1               2                3            4
          OLD CUSTODIAN   NEW CUSTODIAN   DATE OF CHANGE   REASON
          -------------   -------------   --------------   ------

     16.5 Identify all investment advisors, broker/dealers or individuals acting on behalf of broker/dealers that have access to the investment accounts, handle securities and have authority to make investments on behalf of the reporting entity:

                         1                     2         3
          CENTRAL REGISTRATION DEPOSITORY   NAME(S)   ADDRESS
          -------------------------------   -------   -------


                                      Q08.1

                             GENERAL INTERROGATORIES

    (Responses to these interrogatories should be based on changes that have occurred since prior year end unless otherwise noted)

                         PART 1 - COMMON INTERROGATORIES

17.1 Have all the filing requirements of the Purposes and
     Procedures Manual of the NAIC Securities Valuation Office
     been followed?                                             Yes |_|   No |X|

17.2 If no, list exceptions:

     124900C@8 CCL INDUSTRIES INC.


                                      Q08.2

                             PART 2 - LIFE & HEALTH

1. Report the statement value of mortgage loans at the end of this reporting period for the following categories:

                                                                                                      1
                                                                                                    AMOUNT
1.1 Long-term mortgages in good standing
    1.11 Farm mortgages                                                                          $ 66,590,809
    1.12 Residential mortgages                                                                   $
    1.13 Commercial mortgages                                                                    $541,443,301
                                                                                                 ------------
    1.14 Total mortgages in good standing                                                        $608,034,110
1.2 Long-term mortgages in good standing with restructured terms
    1.21 Total mortgages in good standing with restructured terms                                $
1.3 Long-term mortgage loans upon which interest is overdue more than three months
    1.31 Farm mortgages                                                                          $
    1.32 Residential mortgages                                                                   $
    1.33 Commercial mortgages                                                                    $
                                                                                                 ------------
    1.34 Total mortgages with interest overdue more than three months                            $          0
1.4 Long-term mortgage loans in process of foreclosure
    1.41 Farm mortgages                                                                          $
    1.42 Residential mortgages                                                                   $
    1.43 Commercial mortgages                                                                    $
                                                                                                 ------------
    1.44 Total mortgages in process of foreclosure                                               $          0
1.5 Total mortgage loans (Lines 1.14 + 1.21 + 1.34 + 1.44) (Page 2, Column 3, Lines 3.1 + 3.2)   $608,034,110
1.6 Long-term mortgages foreclosed, properties transferred to real estate in current quarter
    1.61 Farm mortgages                                                                          $
    1.62 Residential mortgages                                                                   $
    1.63 Commercial mortgages                                                                    $
                                                                                                 ------------
    1.64 Total mortgages foreclosed and transferred to real estate                               $          0


                                       Q09

                         SCHEDULE S - CEDED REINSURANCE

           Showing All New Reinsurance Treaties - Current Year to Date

   1         2                                                      6             7
 NAIC     FEDERAL       3                                        TYPE OF     IS INSURER
COMPANY     ID      EFFECTIVE           4              5       REINSURANCE   AUTHORIZED?
 CODE     NUMBER      DATE      NAME OF REINSURER   LOCATION      CEDED      (YES OR NO)
----------------------------------------------------------------------------------------


                                      NONE


                                       Q10

Statement as of March 31, 2009 of the HARTFORD LIFE AND ANNUITY INSURANCE
COMPANY

                SCHEDULE T - PREMIUMS AND ANNUITY CONSIDERATIONS

           Current Year to Date - Allocated by States and Territories

                                                                                DIRECT BUSINESS ONLY
                                                  ---------------------------------------------------------------------------------
                                                                                   4
                                                                              ACCIDENT AND
                                                                                 HEALTH
                                                        LIFE CONTRACTS          INSURANCE
                                                  --------------------------    PREMIUMS,
                                                       2                        INCLUDING                        6            7
                                              1       LIFE           3           POLICY,          5            TOTAL       DEPOSIT-
                                           ACTIVE  INSURANCE      ANNUITY    MEMBERSHIP AND     OTHER         COLUMNS        TYPE
               STATES, ETC.                STATUS   PREMIUMS  CONSIDERATIONS   OTHER FEES   CONSIDERATIONS  2 THROUGH 5   CONTRACTS
-----------------------------------------------------------------------------------------------------------------------------------
1.    Alabama                           AL L        1,720,675         51,063            836      5,845,877     7,618,451
2.    Alaska                            AK L          433,746                           139        734,142     1,168,026
3.    Arizona                           AZ L        6,849,281         90,925          5,426     11,329,695    18,275,326
4.    Arkansas                          AR L        2,135,879        124,922            590      9,322,057    11,583,448
5.    California                        CA L       36,224,301      1,444,689         29,093     78,972,217   116,670,300
6.    Colorado                          CO L        7,540,512         20,359          1,480      6,661,528    14,223,879
7.    Connecticut                       CT L        6,430,266        156,895             89      8,547,319    15,134,570
8.    Delaware                          DE L        3,212,582         52,781                     1,207,212     4,472,574
9.    District of Columbia              DC L          909,152                                    2,889,661     3,798,812
10.   Florida                           FL L       21,146,584      1,353,560         11,369     44,003,789    66,515,303
11.   Georgia                           GA L        9,381,193        155,243          3,035     13,438,841    22,978,312
12.   Hawaii                            HI L        1,455,152                           503      4,538,096     5,993,751
13.   Idaho                             ID L          927,653                           610      4,167,798     5,096,060
14.   Illinois                          IL L       16,138,784        187,428         12,545     28,325,041    44,663,798
15.   Indiana                           IN L        5,077,308         97,569          5,421      8,754,838    13,935,136
16.   Iowa                              IA L        3,108,257        144,326         13,252      8,368,559    11,634,394
17.   Kansas                            KS L        3,944,942        118,766            842      6,563,733    10,628,283
18.   Kentucky                          KY L        3,017,222         68,964          4,039      5,464,873     8,555,098
19.   Louisiana                         LA L        9,414,922         88,314          3,447     11,989,538    21,496,221
20.   Maine                             ME L          499,508        118,485            349      3,423,553     4,041,895
21.   Maryland                          MD L        7,017,457         22,473            265     21,453,104    28,493,299
22.   Massachusetts                     MA L        6,947,524        444,978            230     13,012,659    20,405,390
23.   Michigan                          MI L        8,206,227        464,468          9,529     15,727,635    24,407,859
24.   Minnesota                         MN L       11,292,760        310,525         20,993     14,071,613    25,695,891
25.   Mississippi                       MS L        2,447,780        114,993          1,331      3,185,706     5,749,810
26.   Missouri                          MO L       10,204,482        186,907          4,061     18,856,049    29,251,498
27.   Montana                           MT L          426,796         76,446            972      1,266,665     1,770,878
28.   Nebraska                          NE L        2,270,810         20,406          3,328      5,876,068     8,170,612
29.   Nevada                            NV L        2,890,983                         2,310      5,716,106     8,609,398
30.   New Hampshire                     NH L        1,166,858         43,360                     2,443,246     3,653,465
31.   New Jersey                        NJ L        7,528,457        120,485             77     14,892,029    22,541,049
32.   New Mexico                        NM L        1,906,183                           981      6,662,560     8,569,723
33.   New York                          NY N        2,523,359                           179        289,675     2,813,213
34.   North Carolina                    NC L       17,601,188      1,436,587         13,031     15,507,146    34,557,952
35.   North Dakota                      ND L        1,360,475                         1,474        682,871     2,044,821
36.   Ohio                              OH L       10,667,907        438,436          5,155     18,888,399    29,999,897
37.   Oklahoma                          OK L        4,608,904        227,533          2,820      6,313,422    11,152,678
38.   Oregon                            OR L        2,867,077        161,298          1,814      9,958,411    12,988,600
39.   Pennsylvania                      PA L       13,658,495        704,604            553     23,847,698    38,211,350
40.   Rhode Island                      RI L        2,739,573                           887      1,229,954     3,970,414
41.   South Carolina                    SC L        3,533,701         26,871            782      9,648,746    13,210,100
42.   South Dakota                      SD L        3,113,514         30,689          2,011        791,265     3,937,479
43.   Tennessee                         TN L        4,984,461        575,539          3,422     14,010,739    19,574,161
44.   Texas                             TX L       25,787,079      1,650,879          4,695     42,023,185    69,465,838
45.   Utah                              UT L        1,141,487          6,738            691      3,447,189     4,596,104
46.   Vermont                           VT L        1,152,544                                    2,099,090     3,251,635
47.   Virginia                          VA L        6,943,419        572,828          1,527     20,764,899    28,282,674
48.   Washington                        WA L        6,811,329        937,281          2,916     19,716,640    27,468,167
49.   West Virginia                     WV L        2,024,820         31,773          1,336      2,993,318     5,051,247
50.   Wisconsin                         WI L        7,326,461        199,605         71,184     23,657,720    31,254,970
51.   Wyoming                           WY L          928,505                           407        921,101     1,850,013
52.   American Samoa                    AS N                                                                           0
53.   Guam                              GU N            2,642                                                      2,642
54.   Puerto Rico                       PR L           59,392                                        1,240        60,632
55.   US Virgin Islands                 VI L            1,711                                       46,000        47,711
56.   Northern Mariana Islands          MP N                                                                           0
57.   Canada                            CN N            1,734                                                      1,734
58.   Aggregate Other Alien             OT XXX      1,066,525              0            155         14,100     1,080,779          0
                                           ------ -----------     ----------        -------    ----------- -------------        ---
59.   Subtotal                             (a)52  322,780,535     13,079,989        252,182    604,564,616   940,677,322          0
90.   Reporting entity contributions
      for employee benefit plans           XXX                                                                                    0
91.   Dividends or refunds applied to
      purchase paid-up additions and
      annuities                            XXX            717            341                                       1,058
92.   Dividends or refunds applied to
      shorten endowment or premium
      paying period                        XXX                                                                         0
93.   Premium or annuity considerations
      waived under disability or other
      contract provisions                  XXX        225,299                                                    225,299
94.   Aggregate other amounts not
      allocable by State                   XXX              0              0              0              0             0          0
                                           ------ -----------     ----------        -------    ----------- -------------        ---
95.   Totals (Direct Business)             XXX    323,006,552     13,080,329        252,182    604,564,616   940,903,679          0
96.   Plus Reinsurance Assumed             XXX     33,689,439     17,255,478                    38,281,138    89,226,055
                                           ------ -----------     ----------        -------    ----------- -------------        ---
97.   Totals (All Business)                XXX    356,695,990     30,335,808        252,182    642,845,754 1,030,129,733          0
98.   Less Reinsurance Ceded               XXX    158,252,852                                   20,922,867   179,175,719
                                           ------ -----------     ----------        -------    ----------- -------------        ---
99.   Totals (All Business) less
      Reinsurance Ceded                    XXX    198,443,138     30,335,808        252,182    621,922,887   850,954,015          0
                                           ====== ===========     ==========        =======    =========== =============        ===

                                                       DETAILS OF WRITE-INS

5801. Other Foreign                        XXX      1,066,525                           155         14,100     1,080,779
5802.                                      XXX                                                                         0
5803.                                      XXX                                                                         0
5898. Summary of remaining write-ins
      for line 58 from overflow page       XXX              0              0              0              0             0          0
5899. Total (Lines 5801 thru 5803 plus
      5898) (Line 58 above)                XXX      1,066,525              0            155         14,100     1,080,779          0
                                           ------ -----------     ----------        -------    ----------- -------------        ---
9401.                                      XXX                                                                         0
9402.                                      XXX                                                                         0
9403.                                      XXX                                                                         0
9498. Summary of remaining write-ins
      for line 94 from overflow page       XXX              0              0              0              0             0          0
9499. Total (Lines 9401 thru 9403 plus
      9498) (Line 94 above)                XXX              0              0              0              0             0          0
                                           ------ -----------     ----------        -------    ----------- -------------        ---

(a)  Insert the number of L responses except for Canada and Other Alien.


                                       Q11

     SCHEDULE Y - INFORMATION CONCERNING ACTIVITIES OF INSURER MEMBERS OF A
                              HOLDING COMPANY GROUP

                          PART 1 - ORGANIZATIONAL CHART

                                      NONE


                                       Q12

Statement as of March 31, 2009 of the HARTFORD LIFE AND ANNUITY INSURANCE
COMPANY

               SUPPLEMENTAL EXHIBITS AND SCHEDULES INTERROGATORIES

The following supplemental reports are required to be filed as part of your statement filing. However, in the event that your company does not transact the type of business for which the special report must be filed, your response of NO to the specific interrogatory will be accepted in lieu of filing a "NONE" report and a bar code will be printed below. If the supplement is required of your company but is not being filed for whatever reason, enter SEE EXPLANATION and provide an explanation following the interrogatory questions.

                                                                        RESPONSE
1.   Will the Trusteed Surplus Statement be filed with the state of
     domicile and the NAIC with this statement?                            NO

2.   Will the Medicare Part D Coverage Supplement be filed with the
     state of domicile and the NAIC with this statement?                   NO

3. Will the Reasonableness of Assumptions Certification required by Actuarial Guideline XXXV be filed with the state of domicile and
     electronically with the NAIC?                                         NO

4.   Will the Reasonableness and Consistency of Assumptions
     Certification required by Actuarial Guideline XXXV be filed with
     the state of domicile and electronically with the NAIC?               NO

5. Will the Reasonableness of Assumptions Certification for Implied Guaranteed Rate Method required by Actuarial Guideline XXXVI be filed with the state of domicile and electronically with the
     NAIC?                                                                 NO

6.   Will the Reasonableness and Consistency of Assumptions
     Certification required by Actuarial Guideline XXXVI (Updated
     Average Market Value) be filed with the state of domicile and
     electronically with the NAIC?                                         NO

7.   Will the Reasonableness and Consistency of Assumptions
     Certification required by Actuarial Guideline XXXVI (Updated
     Market Value) be filed with the state of domicile and
     electronically with the NAIC?                                         NO

EXPLANATIONS:

1.
2.
3.
4.
5.
6.
7.

BAR CODE:

[BAR CODE]
*71153200949000001*

[BAR CODE]
*71153200936500001*

[BAR CODE]
*71153200944500001*

[BAR CODE]
*71153200944600001*

[BAR CODE]
*71153200944700001*

[BAR CODE]
*71153200944800001*

[BAR CODE]
*71153200944900001*


                                       Q13

                           OVERFLOW PAGE FOR WRITE-INS

ADDITIONAL WRITE-INS FOR ASSETS:

                                                             CURRENT STATEMENT DATE
                                                   ----------------------------------------
                                                                                   3                4
                                                                    2         NET ADMITTED     DECEMBER 31,
                                                       1        NONADMITTED       ASSETS       PRIOR YEAR NET
                                                    ASSETS         ASSETS     (COLS. 1 - 2)   ADMITTED ASSETS
                                                   ----------------------------------------------------------
2304. Interest Maintenance Reserve                 24,862,709    24,862,709         0
2397. Summary of remaining write-ins for Line 23   24,862,709    24,862,709         0                0

ADDITIONAL WRITE-INS FOR LIABILITIES:

                                                         1               2
                                                      CURRENT       DECEMBER 31
                                                   STATEMENT DATE    PRIOR YEAR
                                                   --------------   -----------
2504. Interest On Policy Or Contract Funds
      Due Or Accrued                                    341,173         317,613
2505. Miscellaneous Liabilities                      41,646,426      34,326,052
2597. Summary of remaining write-ins for Line 25     41,987,599      34,643,665


                                       Q14

                            SCHEDULE A - VERIFICATION
                                   Real Estate

                                                                                                          2
                                                                                          1       PRIOR YEAR ENDED
                                                                                    YEAR TO DATE     DECEMBER 31
                                                                                    ------------  ----------------
1.   Book/adjusted carrying value, December 31 of prior year                         27,284,717      27,569,379
2.   Cost of acquired:
     2.1 Actual cost at time of acquisition
     2.2 Additional investment made after acquisition
3.   Current year change in encumbrances                                              1,242,375         675,624
4.   Total gain (loss) on disposals
5.   Deduct amounts received on disposals
6.   Total foreign exchange change in book/adjusted carrying value
7.   Deduct current year's other than temporary impairment recognized
8.   Deduct current year's depreciation                                                 287,213         960,286
                                                                                     ----------      ----------
9.   Book/adjusted carrying value at end of current period (Lines 1+2+3+4-5+6-7-8)   28,239,879      27,284,717
10.  Deduct total nonadmitted amounts
                                                                                     ----------      ----------
11.  Statement value at end of current period (Line 9 minus Line 10)                 28,239,879      27,284,717

                            SCHEDULE B - VERIFICATION
                                 Mortgage Loans

                                                                                                          2
                                                                                          1       PRIOR YEAR ENDED
                                                                                    YEAR TO DATE     DECEMBER 31
                                                                                    ------------  ----------------
1.   Book value/recorded investment excluding accrued interest, December 31 of
        prior year                                                                   611,371,431     350,528,540
2.   Cost of acquired:
     2.1 Actual cost at time of acquisition                                                          274,862,000
     2.2 Additional investment made after acquisition                                     69,905       3,844,286
3.   Capitalized deferred interest and other
4.   Accrual of discount                                                                  24,498          94,401
5.   Unrealized valuation increase (decrease)
6.   Total gain (loss) on disposals                                                                     (732,521)
7.   Deduct amounts received on disposals                                              3,423,779      17,014,335
8.   Deduct amortization of premium and mortgage interest points and commitment
        fees                                                                               7,945         210,940
9.   Total foreign exchange change in book value/recorded investment excluding accrued interest
10.  Deduct current year's other than temporary impairment recognized
                                                                                     -----------     -----------
11.  Book value/recorded investment excluding accrued interest at end of current
        period (Lines 1+2+3+4+5+6-7-8+9-10)                                          608,034,111     611,371,431
                                                                                     -----------     -----------
12.  Total valuation allowance
                                                                                     -----------     -----------
13.  Subtotal (Line 11 plus Line 12)                                                 608,034,111     611,371,431
                                                                                     -----------     -----------
14.  Deduct total nonadmitted amounts
                                                                                     -----------     -----------
15.  Statement value at end of current period (Line 13 minus Line 14)                608,034,111     611,371,431

                           SCHEDULE BA - VERIFICATION
                         Other Long-Term Invested Assets

                                                                                                          2
                                                                                          1       PRIOR YEAR ENDED
                                                                                    YEAR TO DATE     DECEMBER 31
                                                                                    ------------  ----------------
1.   Book/adjusted carrying value, December 31 of prior year                          10,488,653       9,672,081
2.   Cost of acquired:
     2.1 Actual cost at time of acquisition                                                              331,740
     2.2 Additional investment made after acquisition                                    438,130       1,764,788
3.   Capitalized deferred interest and other
4.   Accrual of discount
5.   Unrealized valuation increase (decrease)                                           (368,890)     (1,159,686)
6.   Total gain (loss) on disposals
7.   Deduct amounts received on disposals                                                                116,431
8.   Deduct amortization of premium and depreciation                                       7,860           3,839
9.   Total foreign exchange change in book/adjusted carrying value
10.  Deduct current year's other than temporary impairment recognized
                                                                                      ----------      ----------
11.  Book/adjusted carrying value at end of current period
        (Lines 1+2+3+4+5+6-7-8+9-10)                                                  10,550,032      10,488,653
12.  Deduct total nonadmitted amounts
                                                                                      ----------      ----------
13.  Statement value at end of current period (Line 11 minus Line 12)                 10,550,032      10,488,653

                            SCHEDULE D - VERIFICATION
                                Bonds and Stocks

                                                                                                          2
                                                                                          1        PRIOR YEAR ENDED
                                                                                     YEAR TO DATE     DECEMBER 31
                                                                                    -------------  ----------------

1.   Book/adjusted carrying value of bonds and stocks, December 31 of prior year    8,638,565,584    5,922,188,539
2.   Cost of bonds and stocks acquired                                              5,541,857,383    3,726,650,976
3.   Accrual of discount                                                                1,563,195        6,643,753
4.   Unrealized valuation increase (decrease)                                         (21,408,866)      (5,318,621)
5.   Total gain (loss) on disposals                                                    16,439,364      (22,480,831)
6.   Deduct consideration for bonds and stocks disposed of                          5,321,093,242      818,493,426
7.   Deduct amortization of premium                                                    14,754,022       53,000,251
8.   Total foreign exchange change in book/adjusted carrying value                    (37,604,288)      (4,294,729)
9.   Deduct current year's other than temporary impairment recognized                  18,053,155      113,329,825
                                                                                    -------------    -------------
10.  Book/adjusted carrying value at end of current period
        (Lines 1+2+3+4+5-6-7+8-9)                                                   8,785,511,952    8,638,565,584
11.  Deduct total nonadmitted amounts
                                                                                    -------------    -------------
12.  Statement value at end of current period (Line 10 minus Line 11)               8,785,511,952    8,638,565,584

                                      QSI01

SCHEDULE D - PART 1B

Showing the Acquisitions, Dispositions and Non-Trading Activity During the Current Quarter for all Bonds and Preferred Stock by Rating Class

                                                                                                              7
                                                                                                            BOOK/
                                                                     4             5             6        ADJUSTED        8
                        1              2               3        NON-TRADING  BOOK/ADJUSTED  BOOK/ADJUSTED CARRYING  BOOK/ADJUSTED
                  BOOK/ADJUSTED   ACQUISITIONS   DISPOSITIONS     ACTIVITY      CARRYING      CARRYING    VALUE END CARRYING VALUE
                  CARRYING VALUE     DURING          DURING        DURING       VALUE END     VALUE END      OF      DECEMBER 31
                   BEGINNING OF      CURRENT        CURRENT        CURRENT         OF        OF SECOND     THIRD        PRIOR
                 CURRENT QUARTER     QUARTER        QUARTER       QUARTER    FIRST QUARTER     QUARTER     QUARTER       YEAR
                 --------------- -------------- -------------- ------------- -------------- ------------- --------- --------------
    BONDS
1.  Class 1 (a)    8,749,832,390 11,590,111,997 10,905,619,074    11,225,170  9,445,550,483                          8,749,832,390
2.  Class 2 (a)    1,625,330,953    227,494,396     11,406,412  (23,041,599)  1,818,377,338                          1,625,330,953
3.  Class 3 (a)      134,681,924                    40,020,596    75,617,978    170,279,306                            134,681,924
4.  Class 4 (a)           63,173                       408,775    33,670,487     33,324,885                                 63,173
5.  Class 5 (a)       27,026,883          6,937         51,236    (8,448,765)    18,533,819                             27,026,883
6.  Class 6 (a)        1,457,742                                     309,222      1,766,964                              1,457,742
                  -------------- -------------- --------------    ---------- --------------     ---         ---     --------------
7.  Total Bonds   10,538,393,066 11,817,613,330 10,957,506,093    89,332,493 11,487,832,795       0           0     10,538,393,066
                  ============== ============== ==============    ========== ==============     ===         ===     ==============
    PREFERRED
       STOCK
8.  Class 1          149,493,229                                 (89,563,677)    59,929,552                            149,493,229
9.  Class 2           82,334,324                                 (73,753,218)     8,581,106                             82,334,324
10. Class 3           23,181,702                                 (23,181,702)                                           23,181,702
11. Class 4                                                        4,655,000      4,655,000
12. Class 5              352,714         10,584                                     363,298                                352,714
13. Class 6
                  -------------- -------------- --------------    ---------- --------------     ---         ---     --------------
14. Total
       Preferred
       Stock         255,361,969         10,584              0  (181,843,597)    73,528,956       0           0        255,361,969
                  -------------- -------------- --------------    ---------- --------------     ---         ---     --------------
15. Total Bonds
        and
       Preferred
       Stock      10,793,755,035 11,817,623,914 10,957,506,093   (92,511,104)11,561,361,751       0           0     10,793,755,035
                  ============== ============== ==============    ========== ==============     ===         ===     ==============


(a) Book/Adjusted Carrying Value column for the end of the current reporting period includes the following amount of non-rated short-term and cash equivalent bonds by NAIC designation: NAIC 1 $10,718,546; NAIC 2 $0; NAIC 3 $0; NAIC 4 $0; NAIC 5 $0; NAIC 6 $0.

                                      QSI02

                              SCHEDULE DA - PART 1

                             Short-Term Investments

                       1                       3                4                     5
                 BOOK/ADJUSTED     2        ACTUAL     INTEREST COLLECTED PAID FOR ACCRUED INTEREST
                CARRYING VALUE PAR VALUE     COST         YEAR TO DATE           YEAR TO DATE
                -------------- --------- ------------- ------------------ -------------------------
9199999. Totals  2,787,210,524    XXX    2,787,173,955       4,587,757

                           SCHEDULE DA - VERIFICATION

                             Short-Term Investments

                                                                                                           2
                                                                                            1       PRIOR YEAR ENDED
                                                                                      YEAR TO DATE     DECEMBER 31
                                                                                     -------------  ----------------
1.  Book/adjusted carrying value, December 31 of prior year                          2,166,709,611      476,504,914
2.  Cost of short-term investments acquired                                          6,275,785,714    9,367,885,094
3.  Accrual of discount                                                                    239,159        1,335,722
4.  Unrealized valuation increase (decrease)
5.  Total gain (loss) on disposals                                                       3,446,481               (0)
6.  Deduct consideration received on disposals                                       5,656,300,695    7,681,603,848
7.  Deduct amortization of premium                                                          42,688           39,330
8.  Total foreign exchange change in book/adjusted carrying value                       (2,627,059)       2,627,059
9.  Deduct current year's other than temporary impairment recognized
                                                                                     -------------    -------------
10. Book/adjusted carrying value at end of current period (Lines 1+2+3+4+5-6-7+8-9)  2,787,210,524    2,166,709,611
11. Deduct total nonadmitted amounts
                                                                                     -------------    -------------
12. Statement value at end of current period (Line 10 minus Line 11)                 2,787,210,524    2,166,709,611


                                      QSI03

                            SCH. DB-PART F-SECTION 1
                                      NONE

                            SCH. DB-PART F-SECTION 2
                                      NONE


                                  QSI04, QSI05

                            SCHEDULE E- VERIFICATION

                                Cash Equivalents

                                                                                                          2
                                                                                          1        PRIOR YEAR ENDED
                                                                                     YEAR TO DATE     DECEMBER 31
                                                                                     ------------  ----------------
1.  Book/adjusted carrying value, December 31 of prior year                           11,673,000      17,419,000
2.  Cost of cash equivalents acquired
3.  Accrual of discount
4.  Unrealized valuation increase (decrease)
5.  Total gain (loss) on disposals
6.  Deduct consideration received on disposals                                         9,898,000       5,746,000
7.  Deduct amortization of premium
8.  Total foreign exchange change in book/ adjusted carrying value
9.  Deduct current year's other than temporary impairment recognized
                                                                                       ---------      ----------
10. Book/adjusted carrying value at end of current period (Lines 1+2+3+4+5-6-7+8-9)    1,775,000      11,673,000
11. Deduct total nonadmitted amounts
                                                                                       ---------      ----------
12. Statement value at end of current period (Line 10 minus Line 11)                   1,775,000      11,673,000


                                      QSI06

                               SCHEDULE A - PART 2

 Showing All Real Estate ACQUIRED and Additions Made During the Current Quarter

                           LOCATION
                         -----------                                                                                    9
                                                                    6                              8                ADDITIONAL
                                          4                     ACTUAL COST      7         BOOK/ADJUSTED CARRYING   INVESTMENT
          1                1     3      DATE         5           AT TIME OF    AMOUNT OF         VALUE LESS         MADE AFTER
DESCRIPTION OF PROPERTY  CITY  STATE  ACQUIRED  NAME OF VENDOR  ACQUISITION  ENCUMBRANCES       ENCUMBRANCES       ACQUISITION
------------------------------------------------------------------------------------------------------------------------------


                                      NONE

                               SCHEDULE A - PART 3

 Showing All Real Estate Disposed During the Quarter, Including Payments During
                    the Final Year On "Sales Under Contract"


                                                                                     7
                                                                                EXPENDED FOR
                                                                                 ADDITIONS,         8
                                                                                 PERMANENT     BOOK/ADJUSTED
                           LOCATION                                             IMPROVEMENTS  CARRYING VALUE
                         -----------     4                                      AND CHANGES        LESS
          1                2     3    DISPOSAL          5               6            IN        ENCUMBRANCES
DESCRIPTION OF PROPERTY  CITY  STATE    DATE    NAME OF PURCHASER  ACTUAL COST  ENCUMBRANCES    PRIOR YEAR
------------------------------------------------------------------------------------------------------------

                             CHANGE IN BOOK/ADJUSTED CARRYING VALUE LESS ENCUMBRANCES
                         ----------------------------------------------------------------
                                           10
                                        CURRENT                                    13            14
                                         YEAR'S        11             12          TOTAL    BOOK/ADJUSTED
                              9        OTHER THAN    CURRENT         TOTAL       FOREIGN      CARRYING
                           CURRENT     TEMPORARY      YEAR'S       CHANGE IN     EXCHANGE    VALUE LESS
          1                 YEAR'S     IMPAIRMENT   CHANGE IN      B./A.C.V.    CHANGE IN   ENCUMBRANCES
DESCRIPTION OF PROPERTY  DEPRECIATION  RECOGNIZED  ENCUMBRANCES  (11 - 9 - 10)  B./A.C.V.   ON DISPOSAL
--------------------------------------------------------------------------------------------------------




                                                                                   19          20
                                          16                                  GROSS INCOME   TAXES,
                             15         FOREIGN        17           18           EARNED     REPAIRS,
                           AMOUNTS     EXCHANGE     REALIZED       TOTAL     LESS INTEREST    AND
          1               RECEIVED    GAIN (LOSS)  GAIN (LOSS)  GAIN (LOSS)   INCURRED ON   EXPENSES
DESCRIPTION OF PROPERTY  DURING YEAR  ON DISPOSAL  ON DISPOSAL  ON DISPOSAL   ENCUMBRANCES  INCURRED
----------------------------------------------------------------------------------------------------


                                      NONE


                                      QE01

                               SCHEDULE B - PART 2

         Showing all Mortgage Loans ACQUIRED During the Current Quarter

                            LOCATION
            ----------------------------------------
                                                                                   7           8
                                                                                 ACTUAL    ADDITIONAL     9
                                                       4      5          6        COST     INVESTMENT  VALUE OF
     1                      2                    3   LOAN    DATE     RATE OF  AT TIME OF  MADE AFTER  LAND AND
LOAN NUMBER                CITY                STATE TYPE  ACQUIRED  INTEREST ACQUISITION ACQUISITION BUILDINGS
---------------------------------------------------------------------------------------------------------------
MORTGAGES IN GOOD STANDING
COMMERCIAL MORTGAGES - ALL OTHER
BHM033XZ5   OXNARD                             CA         03/13/2009   5.890                 69,904    104,857
0599999.    Total - Mortgages in Good Standing
            - Commercial Mortgages - All Other                XXX        XXX       0         69,904    104,857
0899999.    Total - Mortgages in Good Standing                XXX        XXX       0         69,904    104,857
3399999.    Total Mortgages                                   XXX        XXX       0         69,904    104,857

                                             SCHEDULE B - PART 3

  Showing all Mortgage Loans DISPOSED, Transferred or Repaid During the Current
                                     Quarter

                 LOCATION
            ------------------
                                                               7
                                                             BOOK
                                                            VALUE/
                                                           RECORDED
                                                          INVESTMENT
                                                           EXCLUDING
                                 4       5         6        ACCRUED
     1            2        3   LOAN    DATE     DISPOSAL   INTEREST
LOAN NUMBER     CITY     STATE TYPE  ACQUIRED     DATE    PRIOR YEAR
--------------------------------------------------------------------
MORTGAGES
CLOSED
BY
REPAYMENT
BHM04X7M6   SILICON
            VALLEY       CA         10/01/2008 01/01/2009     10,664
0199999.
Total -
Mortgages
Closed
by
Repayment                                                     10,664

MORTGAGES
WITH
PARTIAL
REPAYMENTS

B0A0AAVL4   VARIOUS      US         04/01/2001 03/01/2009  1,020,585
BHM01G8F0   CARY         NC         12/22/2005 03/01/2009     24,547
BHM01JS13   FRESNO       CA         04/17/2006 01/01/2009     17,260
BHM01LDV8   BALTIMORE    MD         04/28/2006 03/01/2009     78,155
BHM01WKR5   PITTSBURGH   PA         09/22/2006 03/01/2009     37,727
BHM01Y6L0   CUMMING      GA         10/05/2006 03/01/2009     10,584
BHM029188   SCOTTS BLUFF NE         03/02/2007 01/01/2009      8,499
BHM02RH99   TULARE       CA         08/30/2007 03/01/2009     31,611
BHM02VHG4   HUMBOLDT     IA         09/28/2007 01/01/2009      8,021
BHM02X6H0   WRIGHT       IA         11/01/2007 01/01/2009    100,000
BHM031119   FRESNO       CA         12/21/2007 01/01/2009     90,000
BHM032091   NEW YORK     NY         01/30/2008 01/01/2009     17,338
BHM0320Y6   WEBSTER      IA         01/15/2008 01/01/2009     26,000
BHM037E20   BUENA VISTA  IA         02/29/2008 01/01/2009     53,000
BHM037E38   WRIGHT       IA         02/20/2008 01/01/2009     28,250
BHM038DB9   VARIOUS      IA         03/04/2008 01/01/2009     76,500
BHM038DD5   FAYETTE      IA         03/28/2008 01/01/2009     81,000
BHM039NF7   GRAY         KS         05/05/2008 03/01/2009    178,199
BHM03BMW6   TULARE       CA         06/30/2008 01/01/2009  1,020,000
BHM03L0T5   STANISLAUS   CA         07/25/2008 03/01/2009     32,282
BHM03S0C7   DALLAS       TX         07/25/2008 03/01/2009     30,167
BHM03TLB4   VARIOUS      MU         07/01/2008 03/01/2009    142,475
BHM03Z7Q3   ROCKVILLE    MD         10/29/2008 03/01/2009     16,826
BHM04QLL7   CHAVES       NM         10/17/2008 03/01/2009     50,616
BHM04X7M6   SILICON
            VALLEY       CA         10/01/2008 03/01/2009     85,813
0299999.
                                                          ----------
Total -
Mortgages
With
Partial
Repayments                                                3,265,4550
                                                          ----------
MORTGAGES
DISPOSED
BHM02CK31   VARIOUS      US         04/03/2007 02/04/2009     50,924
BHM02CK49   VARIOUS      US         04/03/2007 02/04/2009     73,907

                             CHANGE IN BOOK VALUE/RECORDED INVESTMENT
            ------------------------------------------------------------------------


                                           10
                                        CURRENT                               13
                8            9           YEAR'S        11         12         TOTAL
            UNREALIZED     CURRENT     OTHER THAN CAPITALIZED    TOTAL      FOREIGN
             VALUATION      YEAR'S      TEMPORARY   DEFERRED   CHANGE IN   EXCHANGE
     1       INCREASE  (AMORTIZATION)/ IMPAIRMENT   INTEREST   BOOK VALUE  CHANGE IN
LOAN NUMBER (DECREASE)    ACCRETION    RECOGNIZED  AND OTHER  (8+9-10+11) BOOK VALUE
------------------------------------------------------------------------------------
MORTGAGES
CLOSED
BY
REPAYMENT
BHM04X7M6
                                                                     0
0199999.
Total -
Mortgages
Closed
by
Repayment       0              0            0        0               0           0

MORTGAGES
WITH
PARTIAL
REPAYMENTS

B0A0AAVL4                 (1,251)                               (1,251)
BHM01G8F0                                                            0
BHM01JS13                                                            0
BHM01LDV8                                                            0
BHM01WKR5                                                            0
BHM01Y6L0                                                            0
BHM029188                                                            0
BHM02RH99                                                            0
BHM02VHG4                                                            0
BHM02X6H0                                                            0
BHM031119                                                            0
BHM032091                                                            0
BHM0320Y6                                                            0
BHM037E20                                                            0
BHM037E38                                                            0
BHM038DB9                                                            0
BHM038DD5                                                            0
BHM039NF7                                                            0
BHM03BMW6                                                            0
BHM03L0T5                                                            0
BHM03S0C7                                                            0
BHM03TLB4                                                            0
BHM03Z7Q3                                                            0
BHM04QLL7                                                            0
BHM04X7M6                                                            0
              ---         ------          ---      ---          ------         ---
0299999.
Total -
Mortgages
With
Partial
Repayments      0         (1,251)           0        0          (1,251)          0
              ===         ======          ===      ===          ======         ===
MORTGAGES
DISPOSED
BHM02CK31                                                            0
BHM02CK49                                                            0





                   14
              BOOK VALUE/
                RECORDED                        16
               INVESTMENT                    FOREIGN        17          18
              EXCLUDING                      EXCHANGE    REALIZED     TOTAL
     1      ACCRUED INTEREST       15      GAIN (LOSS) GAIN (LOSS) GAIN (LOSS)
LOAN NUMBER  ON DISPOSAL     CONSIDERATION ON DISPOSAL ON DISPOSAL ON DISPOSAL
------------------------------------------------------------------------------
MORTGAGES
CLOSED
BY
REPAYMENT
BHM04X7M6        10,664          10,664                               0
                 ------          ------     ---         ---         ---
0199999.
Total -
Mortgages
Closed
by
Repayment        10,664          10,664       0           0           0
                 ======          ======     ===         ===         ===

MORTGAGES
WITH
PARTIAL
REPAYMENTS

B0A0AAVL4     1,019,334       1,019,334                               0
BHM01G8F0        24,547          24,547                               0
BHM01JS13        17,260          17,260                               0
BHM01LDV8        78,155          78,155                               0
BHM01WKR5        37,727          37,727                               0
BHM01Y6L0        10,584          10,584                               0
BHM029188         8,499           8,499                               0
BHM02RH99        31,611          31,611                               0
BHM02VHG4         8,021           8,021                               0
BHM02X6H0       100,000         100,000                               0
BHM031119        90,000          90,000                               0
BHM032091        17,338          17,338                               0
BHM0320Y6        26,000          26,000                               0
BHM037E20        53,000          53,000                               0
BHM037E38        28,250          28,250                               0
BHM038DB9        76,500          76,500                               0
BHM038DD5        81,000          81,000                               0
BHM039NF7       178,199         178,199                               0
BHM03BMW6     1,020,000       1,020,000                               0
BHM03L0T5        32,282          32,282                               0
BHM03S0C7        30,167          30,167                               0
BHM03TLB4       142,475         142,475                               0
BHM03Z7Q3        16,826          16,826                               0
BHM04QLL7        50,616          50,616                               0
BHM04X7M6        85,813          85,813                               0
              ---------       ---------     ---         ---         ---
0299999.
Total -
Mortgages
With
Partial
Repayments    3,264,204       3,264,204       0           0           0
              =========       =========     ===         ===         ===
MORTGAGES
DISPOSED
BHM02CK31        50,924          50,924                               0
BHM02CK49        73,907          73,907                               0

                               SCHEDULE B - PART 3

  Showing all Mortgage Loans DISPOSED, Transferred or Repaid During the Current
                                     Quarter

                 LOCATION
            ------------------
                                                               7
                                                             BOOK
                                                            VALUE/
                                                           RECORDED
                                                          INVESTMENT
                                                           EXCLUDING
                                 4       5         6        ACCRUED
     1            2        3   LOAN    DATE     DISPOSAL   INTEREST
LOAN NUMBER     CITY     STATE TYPE  ACQUIRED     DATE    PRIOR YEAR
--------------------------------------------------------------------
BHM02CK56   VARIOUS      US         04/03/2007 02/04/2009     24,079
0399999.
Total -
Mortgages
Disposed                                                     148,910
                                                           ---------
0599999.
Total
Mortgages                                                  3,425,030
                                                           =========

                             CHANGE IN BOOK VALUE/RECORDED INVESTMENT
            ------------------------------------------------------------------------


                                           10
                                        CURRENT                               13
                8            9           YEAR'S        11         12         TOTAL
            UNREALIZED     CURRENT     OTHER THAN CAPITALIZED    TOTAL      FOREIGN
             VALUATION      YEAR'S      TEMPORARY   DEFERRED   CHANGE IN   EXCHANGE
     1       INCREASE  (AMORTIZATION)/ IMPAIRMENT   INTEREST   BOOK VALUE  CHANGE IN
LOAN NUMBER (DECREASE)    ACCRETION    RECOGNIZED  AND OTHER  (8+9-10+11) BOOK VALUE
------------------------------------------------------------------------------------
BHM02CK56                                                            0
0399999.
Total -
Mortgages
Disposed        0              0            0        0               0           0
              ---         ------          ---      ---          ------         ---
0599999.
Total
Mortgages       0         (1,251)           0        0          (1,251)          0
              ===         ======          ===      ===          ======         ===




                   14
              BOOK VALUE/
                RECORDED                        16
               INVESTMENT                    FOREIGN        17          18
              EXCLUDING                      EXCHANGE    REALIZED     TOTAL
     1      ACCRUED INTEREST       15      GAIN (LOSS) GAIN (LOSS) GAIN (LOSS)
LOAN NUMBER  ON DISPOSAL     CONSIDERATION ON DISPOSAL ON DISPOSAL ON DISPOSAL
------------------------------------------------------------------------------
BHM02CK56        24,079          24,079                                0
0399999.
Total -
Mortgages
Disposed        148,910         148,910       0           0            0
              ---------       ---------     ---         ---          ---
0599999.
Total
Mortgages     3,423,779       3,423,779       0           0            0
              =========       =========     ===         ===          ===


                                     QE02.1

                              SCHEDULE BA - PART 2

   Showing Other Long-Term Invested Assets ACQUIRED During the Current Quarter

                                                 5
                                              NAME OF
                                  LOCATION     VENDOR    6        7        8
       1              2       ---------------    OR    NAIC     DATE      TYPE
     CUSIP         NAME OR         3      4   GENERAL DESIG- ORIGINALLY   AND
IDENTIFICATION   DESCRIPTION     CITY   STATE PARTNER NATION  ACQUIRED  STRATEGY
-------------- -------------- --------- ----- ------- ------ ---------- --------
JOINT VENTURE OR PARTNERSHIP INTERESTS THAT HAVE UNDERLYING CHARACTERISTICS OF
COMMON STOCKS - UNAFFILIATED
 BHM033  G9 2  BABCOCK &      SYDNEY    US    DIRECT
               BROWN                          WITH
               INFRASTRUCTURE                 ISSUER         01/06/2009
 BHM03J  4Q 2  BROOKSIDE      GREENWICH CT    DIRECT
               MEZZANINE                      WITH
               FUND II                        ISSUER         03/20/2009
 BHM03J  4H 2  BROOKSIDE      GREENWICH CT    DIRECT
               MEZZANINE                      WITH
               PARTNERS II                    ISSUER         03/20/2009
 BHM035  DC 3  KRG CAPITAL    DENVER    CO    DIRECT
               FUND IV LP                     WITH
                                              ISSUER         02/16/2009
1599999. Total - Joint Venture or Partnership Interests That Have
         Underlying Characteristics of Common Stocks - Unaffiliated

3999999. Subtotal - Unaffiliated

4199999. Totals

                                                                           9           10                      12
                                                                         ACTUAL    ADDITIONAL              COMMITMENT     13
       1                                                                COST AT    INVESTMENT      11          FOR    PERCENTAGE
     CUSIP                                                              TIME OF    MADE AFTER   AMOUNT OF  ADDITIONAL     OF
IDENTIFICATION                                                        ACQUISITION ACQUISITION ENCUMBRANCES INVESTMENT  OWNERSHIP
--------------                                                        ----------- ----------- ------------ ---------- ----------
JOINT VENTURE OR PARTNERSHIP INTERESTS THAT HAVE UNDERLYING CHARACTERISTICS OF
COMMON STOCKS - UNAFFILIATED
 BHM033  G9 2

                                                                                       35,269                 850,711
 BHM03J  4Q 2

                                                                                      169,472               1,542,152
 BHM03J  4H 2

                                                                                          307                   3,081
 BHM035  DC 3

                                                                                      233,082               5,305,029
1599999. Total - Joint Venture or Partnership Interests That Have
         Underlying Characteristics of Common Stocks - Unaffiliated             0     438,130            0  7,700,974     XXX
                                                                              ---     -------          ---  ---------
3999999. Subtotal - Unaffiliated                                                0     438,130            0  7,700,974     XXX
                                                                              ---     -------          ---  ---------
4199999. Totals                                                                 0     438,130            0  7,700,974     XXX
                                                                              ===     =======          ===  =========

                              SCHEDULE BA - PART 3

 Showing Other Long-Term Invested Assets DISPOSED, Transferred or Repaid During
                               the Current Quarter

                                                                                      8
                                                                                BOOK/ADJUSTED
                            LOCATION                            6              CARRYING VALUE
       1            2      ----------           5             DATE       7          LESS
     CUSIP       NAME OR     3    4   NAME OF PURCHASER OR ORIGINALLY DISPOSAL  ENCUMBRANCES,
IDENTIFICATION DESCRIPTION CITY STATE  NATURE OF DISPOSAL   ACQUIRED    DATE     PRIOR YEAR
-------------- ----------- ---- ----- -------------------- ---------- -------- --------------

                                  CHANGES IN BOOK/ADJUSTED CARRYING VALUE
               ----------------------------------------------------------------------------
                                 10             11                                    14
                    9      CURRENT YEAR'S CURRENT YEAR'S      12          13        TOTAL
               UNREALIZED  (DEPRECIATION)   OTHER THAN   CAPITALIZED     TOTAL     FOREIGN
       1        VALUATION       OR           TEMPORARY     DEFERRED    CHANGE IN   EXCHANGE
     CUSIP      INCREASE  (AMORTIZATION)/   IMPAIRMENT     INTEREST    B./A.C.V   CHANGE IN
IDENTIFICATION (DECREASE)    ACCRETION      RECOGNIZED    AND OTHER  (9+10-11+12) B./A.C.V.
-------------- ---------- --------------- -------------- ----------- ------------ ---------

                     15
                BOOK/ADJUSTED                   17
               CARRYING VALUE                 FOREIGN        18          19         20
       1            LESS                      EXCHANGE    REALIZED     TOTAL
     CUSIP      ENCUMBRANCES        16      GAIN (LOSS) GAIN (LOSS) GAIN (LOSS) INVESTMENT
IDENTIFICATION   ON DISPOSAL  CONSIDERATION ON DISPOSAL ON DISPOSAL ON DISPOSAL   INCOME
-------------- -------------- ------------- ----------- ----------- ----------- ----------


                                      NONE


                                      QE03

                               SCHEDULE D - PART 3

     Show all Long-Term Bonds and Stock Acquired During the Current Quarter

                                                                                                                            10
                                                                                                                  9         NAIC
                                                                                                               PAID FOR  DESIGNATION
                                                              5             6                                   ACCRUED     OR
       1                              3         4                       NUMBER OF        7                     INTEREST    MARKET
     CUSIP              2                     DATE         NAME OF      SHARES OF     ACTUAL          8          AND      INDICATOR
IDENTIFICATION      DESCRIPTION    FOREIGN  ACQUIRED        VENDOR        STOCK        COST       PAR VALUE    DIVIDENDS    (A)
--------------- ------------------ ------- ---------- ----------------- --------- ------------- ------------- ---------- -----------
BONDS - U.S. GOVERNMENT
36200W   CB 5   GNMA 30YR                  03/30/2009 HARTFORD LIFE
                01/01/2032                            INSURANCE
                                                      COMPANY                           368,213       333,972      1,749       1
36200X   JF 7   GNMA 30YR                  03/30/2009 HARTFORD LIFE
                12/01/2031                            INSURANCE
                                                      COMPANY                           334,820       298,812      1,565       1
36200X   KN 8   GNMA 30YR                  03/30/2009 HARTFORD LIFE
                01/01/2032                            INSURANCE
                                                      COMPANY                           277,872       266,436      1,395       1
36201C   6E 9   GNMA 30YR                  03/30/2009 HARTFORD LIFE
                03/01/2032                            INSURANCE
                                                      COMPANY                           118,687       108,190        567       1
36201H   WX 7   GNMA 30YR                  03/30/2009 HARTFORD LIFE
                06/01/2032                            INSURANCE
                                                      COMPANY                           527,914       511,424      2,678       1
36201M   LH 3   GNMA 30YR                  03/30/2009 HARTFORD LIFE
                08/01/2032                            INSURANCE
                                                      COMPANY                           359,371       332,150      1,739       1
36213D   3C 0   GNMA 30YR                  03/30/2009 HARTFORD LIFE
                02/01/2032                            INSURANCE
                                                      COMPANY                           177,462       171,496        898       1
36213E   AB 2   GNMA 30YR                  03/30/2009 HARTFORD LIFE
                05/01/2032                            INSURANCE
                                                      COMPANY                           168,826       158,522        830       1
36213E   SK 3   GNMA 30YR                  03/30/2009 HARTFORD LIFE
                01/01/2032                            INSURANCE
                                                      COMPANY                           355,050       341,878      1,790       1
36213E   YS 9   GNMA 30YR                  03/30/2009 HARTFORD LIFE
                04/01/2032                            INSURANCE
                                                      COMPANY                           309,291       283,425      1,484       1
36213J   V2 8   GNMA 30YR                  03/30/2009 HARTFORD LIFE
                04/01/2032                            INSURANCE
                                                      COMPANY                           488,024       458,492      2,401       1
36213X   SB 1   GNMA 30YR                  03/30/2009 HARTFORD LIFE
                04/01/2032                            INSURANCE
                                                      COMPANY                           280,562       262,121      1,373       1
36202E   AL 3   GNMA2 30YR                 03/30/2009 HIMCO
                09/01/2034                            OPERATIONAL
                                                      TRANSACTION                     1,211,893     1,213,104      5,863       1
912810   QA 9   TREASURY                   03/31/2009 Various
                BOND
                02/15/2039                                                          155,231,202   156,085,000    196,949       1
912828   JR 2   TREASURY                   02/11/2009 Various
                NOTE
                11/15/2018                                                        1,227,571,875 1,125,000,000  9,540,228       1
912828   JT 8   TREASURY                   03/30/2009 HARTFORD LIFE
                NOTE                                  INSURANCE
                11/30/2013                            COMPANY                         3,482,207     3,500,000     23,077       1
912828   JW 1   TREASURY                   01/30/2009 Various
                NOTE
                12/31/2013                                                          671,402,946   680,000,000    995,511       1
912828   JY 7   TREASURY                   02/19/2009 Various
                NOTE
                01/31/2011                                                          281,432,935   281,633,000     34,787       1
912828   JZ 4   TREASURY                   03/30/2009 Various
                NOTE
                01/31/2014                                                           87,617,612    88,103,000    175,414       1
912828   KC 3   TREASURY                   03/04/2009 Various
                NOTE
                02/15/2012                                                            4,731,132     4,721,000      2,150       1
912828   KD 1   TREASURY                   03/20/2009 RBS GREENWICH
                NOTE                                  CAPITAL MARKETS
                02/15/2019                                                          100,921,875   100,000,000    273,481       1
912828   KF 6   TREASURY                   03/17/2009 Various
                NOTE
                02/28/2014                                                          510,552,384   512,000,000    469,565       1
912828   KJ 8   TREASURY                   03/26/2009 Various
                NOTE
                03/31/2014                                                          255,836,754   255,205,000                  1
                                                                                  ------------- ------------- ----------
0399999.        Total - Bonds -
                U.S. Government                                                   3,303,758,905 3,210,987,022 11,735,493     XXX
                                                                                  ============= ============= ==========
BONDS - U.S. SPECIAL REVENUE AND SPECIAL ASSESSMENT
312963   2E 0   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                01/01/2019                            INSURANCE
                                                      COMPANY                           505,227       506,165      2,039       1
312964   LJ 6   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                02/01/2019                            INSURANCE
                                                      COMPANY                           611,875       612,879      2,469       1
312964   P3 7   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                02/01/2019                            INSURANCE
                                                      COMPANY                           642,691       643,787      2,593       1
312964   TZ 2   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                02/01/2019                            INSURANCE
                                                      COMPANY                           425,758       426,488      1,718       1
312965   RD 0   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                04/01/2019                            INSURANCE
                                                      COMPANY                           294,252       294,960      1,188       1
312966   GP 3   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                04/01/2019                            INSURANCE
                                                      COMPANY                           571,003       572,005      2,304       1
312967   T2 8   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                06/01/2019                            INSURANCE
                                                      COMPANY                           473,704       474,567      1,911       1
312967   TX 0   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                07/01/2019                            INSURANCE
                                                      COMPANY                           277,224       277,714      1,119       1
312967   U4 2   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                06/01/2019                            INSURANCE
                                                      COMPANY                           649,675       650,677      2,621       1
312967   WF 5   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                06/01/2019                            INSURANCE
                                                      COMPANY                           572,299       573,308      2,309       1
312967   YK 2   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                06/01/2019                            INSURANCE
                                                      COMPANY                           142,846       143,091        576       1
312968   A9 1   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                06/01/2019                            INSURANCE
                                                      COMPANY                           188,352       188,616        760       1
312968   BA 7   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                06/01/2019                            INSURANCE
                                                      COMPANY                           436,285       437,041      1,760       1
312968   KE 9   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                07/01/2019                            INSURANCE
                                                      COMPANY                           569,386       570,370      2,297       1
312968   NT 3   FGOLD                      03/30/2009 HARTFORD
                15YR                                  LIFE
                07/01/2019                            INSURANCE
                                                      COMPANY                           451,686       452,441      1,822       1
31296M   2N 8   FGOLD                      03/30/2009 HARTFORD
                30YR                                  LIFE
                09/01/2033                            INSURANCE
                                                      COMPANY                         3,508,026     3,341,201     16,149       1
3128S4   BJ 5   FHLMC 12M                  03/30/2009 HIMCO
                LIBOR ARM                             OPERATIONAL
                03/01/2036                            TRANSACTION                     3,608,460     3,597,287     15,842       1
3133TH   A5 6   FHLMC_2104                 03/30/2009 HARTFORD
                12/01/2028                            LIFE
                                                      INSURANCE
                                                      COMPANY                        17,314,258    16,955,337     81,951       1
31408X   SR 2   FN 7|1 IY                  03/30/2009 HTFD LIFE
                CMT ARM                               AND ACCIDENT
                01/01/2036                            INS CO                          9,655,507     9,572,848     42,027       1
31406N   JF 2   FN 7/1 1Y                  03/30/2009 HARTFORD
                LIBOR ARM                             LIFE
                04/01/2035                            INSURANCE
                                                      COMPANY                         3,224,006     3,214,538     12,528       1
31402U   TY 8   FNMA 15YR                  03/30/2009 HARTFORD
                09/01/2018                            LIFE
                                                      INSURANCE
                                                      COMPANY                         1,898,630     1,892,391      7,622       1
31403B   3Z 4   FNMA 15YR                  03/30/2009 HARTFORD
                09/01/2018                            LIFE
                                                      INSURANCE
                                                      COMPANY                           866,388       863,571      3,478       1
31408E   G5 5   FNMA 30YR                  03/30/2009 Various
                01/01/2036                                                            2,378,641     2,430,387     10,768       1
31414K   6T 2   FNMA 30YR                  03/30/2009 HIMCO
                01/01/2038                            OPERATIONAL
                                                      TRANSACTION                     1,449,319     1,432,969      7,503       1
31414K   KS 8   FNMA 30YR                  03/30/2009 HIMCO
                01/01/2038                            OPERATIONAL
                                                      TRANSACTION                     1,456,488     1,439,723      7,539       1
31371N   JC 0   FNMA 30YR                  03/30/2009 HIMCO
                10/20 INT                             OPERATIONAL
                FIRST                                 TRANSACTION
                08/01/2037                                                            6,486,716     6,693,156     29,654       1
31412W   H6 6   FNMA 30YR                  03/30/2009 HIMCO
                10/20 INT                             OPERATIONAL
                FIRST                                 TRANSACTION
                07/01/2037                                                            1,550,755     1,600,779      7,092       1
83162C   MA 8   SBAP_02-20B                03/30/2009 HARTFORD
                02/01/2022                            LIFE
                                                      INSURANCE
                                                      COMPANY                         9,347,397     9,235,279     90,511     1FE


                                      QE04

                               SCHEDULE D - PART 3

     Show all Long-Term Bonds and Stock Acquired During the Current Quarter

                                                                                                                            10
                                                                                                                  9         NAIC
                                                                                                               PAID FOR  DESIGNATION
                                                              5             6                                   ACCRUED     OR
       1                              3         4                       NUMBER OF        7                     INTEREST    MARKET
     CUSIP              2                     DATE         NAME OF      SHARES OF     ACTUAL          8          AND      INDICATOR
IDENTIFICATION      DESCRIPTION    FOREIGN  ACQUIRED        VENDOR        STOCK        COST       PAR VALUE    DIVIDENDS    (A)
--------------- ------------------ ------- ---------- ----------------- --------- ------------- ------------- ---------- -----------
83162C   SH 7   SBAP_09-20B                03/30/2009 HARTFORD LIFE
                02/01/2029                            INSURANCE COMPANY               3,798,986     3,750,000     24,296     1FE
3199999.        Total - Bonds -
                U.S. Special
                Revenue & Special
                Assessments                                                          73,355,839    72,843,575    384,447     XXX
BONDS - INDUSTRIAL AND MISCELLANEOUS
002824   AU 4   ABBOTT                     02/26/2009 JP MORGAN
                LABORATORIES                          SECURITIES INC
                04/01/2019                                                           19,557,946     19,643,000               1FE
002824   AV 2   ABBOTT                     02/26/2009 BANC OF AMERICA
                LABORATORIES                          SECURITIES LLC                  4,988,550     5,000,000                1FE
                04/01/2039
010392   FB 9   ALABAMA POWER              02/26/2009 JP MORGAN
                COMPANY 03/01/2039                    SECURITIES INC                  4,990,400     5,000,000                1FE
03523T   AC 2   ANHEUSER-BUSCH             01/07/2009 BARCLAYS CAPITAL
                INBEV WORLDWID                        INC
                01/15/2039                                                            6,648,935     6,666,000                2FE
G0646#   AB 5   ASSOCIATED BRITISH    F    02/06/2009 BANC OF AMERICA
                FOODS PLC                             SECURITIES LLC
                03/05/2014                                                            5,000,000     5,000,000                1Z
05947U   C8 9   BACM_05-1                  02/01/2009 SCHEDULED
                11/01/2042                            ACQUISITION                             0             0                1FE
87203R   AA 0   BAE SYSTEMS ASSET     F    03/15/2009 SCHEDULED
                TRUST 09/15/2013                      ACQUISITION                             0             0                2FE
055451   AH 1   BHP BILLITON          R    03/18/2009 CITIGROUP
                FINANCE (USA) LT                      (Salomon/Smith
                04/01/2019                            Barney)                        19,930,816    19,995,000                1FE
05577@   AG 5   BNSF RAILWAY CO            02/12/2009 JP MORGAN
                2009-A 02/26/2021                     SECURITIES INC                  1,858,160     1,858,160                1FE
05577@   AH 3   BNSF RAILWAY CO            02/12/2009 JP MORGAN
                2009-B 02/26/2021                     SECURITIES INC                  1,788,372     1,788,372                1FE
05577@   AJ 9   BNSF RAILWAY CO            02/12/2009 JP MORGAN
                2009-C 02/26/2021                     SECURITIES INC                    557,723       557,723                1FE
05577@   AK 6   BNSF RAILWAY CO            02/12/2009 JP MORGAN
                2009-D 02/26/2021                     SECURITIES INC                    562,351       562,351                1FE
05577@   AM 2   BNSF RAILWAY CO            02/12/2009 JP MORGAN
                2009-E 02/26/2021                     SECURITIES INC                    233,395       233,395                1FE
05565Q   BH 0   BP CAPITAL MARKETS    F    03/30/2009 HARTFORD LIFE
                PLC 03/10/2015                        INSURANCE COMPANY              14,983,488    15,000,000     32,292     1FE
05565Q   BJ 6   BP CAPITAL MARKETS    F    03/30/2009 Various
                PLC 03/10/2019                                                       24,933,174    25,000,000     39,583     1FE
BHM07S   GD 4   BRAMBLES USA INC      F    03/30/2009 ROYAL BANK OF
                05/07/2016                            SCOTLAND
                                                      FINANCIAL MA                    5,000,000     5,000,000                 2Z
07383F   WD 6   BSCMS_03-PWR2              03/30/2009 HIMCO OPERATIONAL
                05/01/2039                            TRANSACTION                     2,339,496     2,443,128      8,624     1FE
07387B   DY 6   BSCMS_05-PW10              03/30/2009 HIMCO OPERATIONAL
                12/01/2040                            TRANSACTION                     1,680,933     1,770,000      7,514     1FE
BHM07F   J4 9   BUNZL FINANCE PLC          03/05/2009 BANC OF AMERICA
                GUARAN SEN                            SECURITIES LLC
                04/02/2016                                                            5,000,000     5,000,000                 2Z
17305E   DY 8   CCCIT_07-A8                03/30/2009 HARTFORD LIFE
                09/20/2019                            INSURANCE COMPANY               7,412,655     7,450,000     11,692     1FE
15131#   AA 4   CENEX HARVEST              03/30/2009 HARTFORD LIFE
                STATES COOP SR                        INSURANCE COMPANY
                06/19/2013                                                            4,503,858     4,333,333    82,7922
166751   AH 0   CHEVRON CORP               02/26/2009 BARCLAYS CAPITAL
                03/01/2014                            INC                            11,977,920    12,000,000                1FE
166751   AJ 6   CHEVRON CORP               02/26/2009 BARCLAYS CAPITAL
                03/03/2019                            INC                            19,993,800    20,000,000                1FE
17275R   AD 4   CISCO SYSTEMS INC.         02/10/2009 Various
                02/15/2039                                                            9,941,650    10,000,000                1FE
17275R   AE 2   CISCO SYSTEMS INC.         03/30/2009 HARTFORD LIFE
                02/15/2019                            INSURANCE COMPANY               9,977,612    10,000,000     59,125     1FE
186108   BU 9   CLEVELAND ELECTRIC         03/30/2009 HTFD LIFE AND
                ILLUMINATI                            ACCIDENT INS CO
                11/01/2017                                                            5,516,759     5,000,000    163,072     2FE
G1910#   AE 6   COBHAM PLC SENIOR     R    02/20/2009 BANC OF AMERICA
                NOTES SERIE                           SECURITIES LLC
                03/17/2014                                                            5,000,000     5,000,000                 2Z
G1910#   AF 3   COBHAM PLC SENIOR     R    03/30/2009 HARTFORD LIFE
                NOTES SERIE                           INSURANCE COMPANY
                03/17/2016                                                            5,000,000     5,000,000     11,935      2Z
191216   AM 2   COCA-COLA COMPANY          03/03/2009 BANC OF AMERICA
                (THE) 03/15/2019                      SECURITIES LLC                 14,861,550    15,000,000                1FE
20047B   AB 4   COMM_04-LB2A IS            03/30/2009 TRANSFER OF
                03/01/2039                            SECURITY AT BOOK
                                                      VALUE                           1,484,872                   72,276     1FE
202795   HN 3   COMMONWEALTH               03/30/2009 HARTFORD LIFE
                EDISON 08/15/2016                     INSURANCE COMPANY               5,993,430     6,000,000     44,625     2FE
20825C   AR 5   CONOCOPHILLIPS             01/29/2009 BANC OF AMERICA
                02/01/2019                            SECURITIES LLC                  4,966,300     5,000,000                1FE
210518   CF 1   CONSUMERS ENERGY           03/30/2009 HTFD LIFE AND
                CO 03/15/2015                         ACCIDENT INS CO                 5,837,572     6,000,000     12,500     2FE
22541Q   EP 3   CSFB_03-C3 IS              03/30/2009 TRANSFER OF
                05/01/2038                            SECURITY AT BOOK
                                                      VALUE                           2,306,049                   25,282     1FE
22541N   M6 3   CSFB_03-CPN1 IS            03/30/2009 TRANSFER OF
                03/01/2035                            SECURITY AT BOOK
                                                      VALUE                           1,507,192                  122,891     1FE
25179M   AH 6   DEVON ENERGY               03/30/2009 HARTFORD LIFE
                CORPORATION                           INSURANCE COMPANY
                01/15/2019                                                            4,985,148     5,000,000     70,875     2FE
25746U   AJ 8   DOMINION RESOURCES         03/30/2009 HARTFORD LIFE
                INC 06/30/2012                        INSURANCE COMPANY              10,125,342    10,000,000    156,250     2FE
233331   AE 7   DTE ENERGY CO              03/30/2009 HIMCO OPERATIONAL
                06/01/2011                            TRANSACTION                     4,980,033     5,000,000    116,521     2FE
26442C   AC 8   DUKE ENERGY                03/30/2009 HARTFORD LIFE
                CAROLINAS LLC                         INSURANCE COMPANY
                01/15/2018                                                            7,621,503     7,645,000     83,617     1FE
268789   AA 2   E.ON INTERNATIONAL    F    03/30/2009 HARTFORD LIFE
                FINANCE B.                            INSURANCE COMPANY
                04/30/2018                                                           10,956,883    11,000,000    265,833     1FE
268317   AA 2   EDF 01/26/2014        F    01/21/2009 BANC OF AMERICA
                                                      SECURITIES LLC                 14,940,450    15,000,000                1FE
268317   AC 8   ELECTRICITE DE        F    01/21/2009 BANC OF AMERICA
                FRANCE 01/26/2039                     SECURITIES LLC                  9,855,100    10,000,000                1FE
G2978#   AB 9   ELECTRICITY SUPPLY    F    03/30/2009 HIMCO OPERATIONAL
                BOARD SERI                            TRANSACTION
                12/15/2013                                                            9,773,919    10,000,000    147,000       1
532457   BC 1   ELI LILLY AND              03/03/2009 CREDIT SUISSE
                COMPANY 11/15/2037                    FIRST BOSTON                    2,970,570     3,000,000                1FE
291011   AY 0   EMERSON ELECTRIC           01/15/2009 JP MORGAN
                CO 10/15/2019                         SECURITIES INC                  7,471,425     7,500,000                1FE
292562   A* 6   ENCORE WIRE LTD            03/30/2009 HARTFORD LIFE
                SRNT SER 2004                         INSURANCE COMPANY
                08/27/2011                                                           15,000,000    15,000,000     72,463       2
35177P   AK 3   FRANCE TELECOM        F    03/30/2009 HIMCO OPERATIONAL
                03/01/2011                            TRANSACTION                     2,427,795     2,500,000     15,608     1FE
36804P   AG 1   GATX FINANCIAL             03/30/2009 HIMCO OPERATIONAL
                CORP 04/15/2010                       TRANSACTION                     3,814,762     4,000,000     93,958     2FE
373334   JN 2   GEORGIA POWER              02/04/2009 WACHOVIA
                COMPANY 02/01/2039                    SECURITIES INC                  4,981,400     5,000,000                1FE
36228C   SG 9   GSMS_04-C1                 03/30/2009 HIMCO OPERATIONAL
                10/01/2028                            TRANSACTION                     2,102,338     2,213,734      7,702     1FE


                                     QE04.1

                               SCHEDULE D - PART 3
     Show all Long-Term Bonds and Stock Acquired During the Current Quarter

                                                                                                                            10
                                                                                                                  9         NAIC
                                                                                                               PAID FOR  DESIGNATION
                                                                            6                                   ACCRUED     OR
      1                                        4             5          NUMBER OF        7                     INTEREST    MARKET
    CUSIP           2                3        DATE        NAME OF       SHARES OF     ACTUAL          8          AND      INDICATOR
IDENTIFICATION  DESCRIPTION        FOREIGN  ACQUIRED       VENDOR         STOCK        COST       PAR VALUE    DIVIDENDS     (a)
--------------- ------------------ ------- ---------- ----------------- --------- ------------- ------------- ---------- -----------
452308   AG 4   ILLINOIS TOOL              03/23/2009 BANC OF AMERICA
                WORKS INC.                            SECURITIES LLC
                04/01/2019                                                           10,998,240    11,000,000                1FE
46051M   AA 0   INTERNATIONAL              03/30/2009 HIMCO
                TRANSMISSION                          OPERATIONAL
                07/15/2013                            TRANSACTION                     5,492,881     6,000,000     55,625     1FE
478115   AA 6   JOHNS HOPKINS              03/19/2009 JP MORGAN
                UNIVERSITY                            SECURITIES INC
                07/01/2019                                                           14,989,500    15,000,000                1FE
494550   AU 0   KINDER MORGAN              03/30/2009 HARTFORD LIFE
                ENERGY PARTNERS                       INSURANCE COMPANY
                02/01/2017                                                           10,490,233    10,500,000    103,250     2FE
57169*   AJ 6   MARS INC 6.47% SR          03/30/2009 HARTFORD LIFE
                NTS DUE 201                           INSURANCE COMPANY
                10/06/2018                                                           10,000,000    10,000,000    318,108       1
61746W   HF 0   MSDWC_01-TOP3              03/30/2009 HARTFORD LIFE
                07/01/2033                            INSURANCE COMPANY               4,814,002     4,712,728     24,259     1FE
652478   BX 5   NEWS AMERICA               03/30/2009 HARTFORD LIFE
                HOLDINGS                              INSURANCE COMPANY               4,892,019     5,000,000    181,111     2FE
                10/17/2016
66989H   AA 6   NOVARTIS CAPITAL        F  02/04/2009 CITIGROUP
                CORP 02/10/2014                       (Salomon/Smith
                                                      Barney)                        19,979,400    20,000,000                1FE
N6510*   AE 5   NUTRECO HOLDING NV      F  03/10/2009 ROYAL BANK OF
                04/08/2016                            SCOTLAND
                                                      FINANCIAL MA                   10,000,000    10,000,000                 2Z
N6510*   AF 2   NUTRECO HOLDING NV      F  03/10/2009 ROYAL BANK OF
                04/08/2019                            SCOTLAND
                                                      FINANCIAL MA                   10,000,000    10,000,000                 2Z
677347   CD 6   OHIO EDISON                03/30/2009 HARTFORD LIFE
                COMPANY 07/15/2016                    INSURANCE COMPANY               4,999,490     5,000,000     66,667     2FE
68233D   AS 6   ONCOR ELECTRIC             03/30/2009 HARTFORD LIFE
                DELIVERY CO                           INSURANCE COMPANY
                05/01/2012                                                            5,087,896     5,000,000    131,927     2FE
68389X   AC 9   ORACLE CORPORATION         03/30/2009 HARTFORD LIFE
                04/15/2018                            INSURANCE COMPANY               6,562,560     6,583,000    173,489     1FE
694308   GL 5   PACIFIC GAS AND            03/30/2009 HARTFORD LIFE
                ELECTRIC CO                           INSURANCE COMPANY
                11/30/2017                                                           10,236,790     9,978,000    187,088     1FE
717081   CY 7   PFIZER INC.                03/17/2009 BARCLAYS CAPITAL
                03/15/2039                            INC                             9,994,200    10,000,000                1FE
717081   CZ 4   PFIZER INC.                03/30/2009 HARTFORD LIFE
                03/15/2012                            INSURANCE COMPANY              19,972,745    20,000,000     14,833     1FE
73755L   AB 3   POTASH CORP             A  03/30/2009 HARTFORD LIFE
                SASKATCHEWAN                          INSURANCE COMPANY
                05/31/2011                                                            2,694,953     2,700,000     69,750     2FE
742741   AA 9   PROCTER & GAMBLE -         03/30/2009 HARTFORD LIFE
                ESOP 01/01/2021                       INSURANCE COMPANY               4,484,734     3,582,920     82,909     1FE
758202   AF 2   REED ELSEVIER              01/13/2009 BARCLAYS CAPITAL
                CAPITAL INC.                          INC
                01/05/2014                                                           12,966,720    13,000,000                2FE
771196   AQ 5   ROCHE HOLDINGS INC         02/18/2009 JP MORGAN
                03/01/2014                            SECURITIES INC                  9,927,400    10,000,000                1FE
771196   AS 1   ROCHE HOLDINGS INC         02/18/2009 BANC OF AMERICA
                03/01/2019                            SECURITIES LLC                  4,286,539     4,355,000                1FE
771196   AU 6   ROCHE HOLDINGS INC         02/18/2009 CITIGROUP
                03/01/2039                            (Salomon/Smith
                                                      Barney)                         9,727,800    10,000,000                1FE
77531Q   AM 0   ROGERS WIRELESS         A  03/30/2009 HARTFORD LIFE
                INC 03/15/2015                        INSURANCE COMPANY               5,288,506     5,000,000     15,625     2FE
78632#   AA 6   SADLERS BAR-B-QUE          01/23/2009 SCHEDULED
                SALES 10/23/2014                      ACQUISITION                         6,937         6,937                  5
79603#   AR 2   SAMSON INVESTMENT          02/27/2009 JP MORGAN
                CO 03/19/2014                         SECURITIES INC                  5,000,000     5,000,000                 2Z
83162C   NX 7   SBAP_04-20H                03/30/2009 HARTFORD LIFE
                08/01/2024                            INSURANCE COMPANY               3,249,034     3,244,721     27,493     1FE
83162C   PV 9   SBAP_05-20J                03/30/2009 HARTFORD LIFE
                10/01/2025                            INSURANCE COMPANY               4,539,371     4,738,120    119,915     1FE
83162C   SK 0   SBAP_09_20C                03/30/2009 Various
                02/01/2029                                                            5,667,000     5,667,000     11,458     1FE
822582   AD 4   SHELL                   F  02/09/2009 BARCLAYS CAPITAL
                INTERNATIONAL                         INC
                FINANCE B
                12/15/2038                                                            5,241,900     5,000,000     54,010     1FE
88031V   AA 7   TENASKA GATEWAY            03/30/2009 HARTFORD LIFE
                PARTNERS LTD                          INSURANCE COMPANY
                12/30/2023                                                            3,995,542     4,705,684                2FE
881575   AA 2   TESCO PLC               F  03/30/2009 HARTFORD LIFE
                11/15/2017                            INSURANCE COMPANY               9,962,488    10,000,000    206,250     1FE
BHM07N   J0 0   THE DEPOSITORY             03/20/2009 CAYLON
                TRUST COMPANY                         SECURITIES (USA)
                04/15/2016                                                           15,000,000    15,000,000                 1Z
89566E   A* 9   TRI-STATE GEN AND          03/20/2009 BANC OF AMERICA
                TRANS ASSOC                           SECURITIES LLC
                04/08/2019                                                           12,000,000    12,000,000                 1Z
902118   BL 1   TYCO INTERNATIONAL      R  03/30/2009 Various
                FINANCE SA
                01/15/2019                                                           29,999,108    30,000,000    344,250     2FE
907818   CR 7   UNION PACIFIC CORP         03/30/2009 HIMCO
                06/01/2010                            OPERATIONAL
                                                      TRANSACTION                     4,928,957     5,000,000     59,913     2FE
907818   DA 3   UNION PACIFIC              03/30/2009 HARTFORD LIFE
                CORPORATION                           INSURANCE COMPANY
                08/15/2018                                                           11,017,637    11,052,000     78,746     2FE
913017   BQ 1   UNITED                     03/30/2009 HARTFORD LIFE
                TECHNOLOGIES                          INSURANCE COMPANY
                CORPORATI
                02/01/2019                                                            5,335,307     5,000,000     86,771     1FE
91913Y   AP 5   VALERO ENERGY              03/12/2009 JP MORGAN
                CORPORATION                           SECURITIES INC
                03/15/2039                                                            4,987,400     5,000,000                2FE
92857W   AK 6   VODAFONE GROUP          F  03/30/2009 HARTFORD LIFE
                PUBLIC LIMITED                        INSURANCE COMPANY
                03/15/2016                                                            5,003,956     5,000,000     11,979     1FE
980745   A@ 2   WOODWARD GOVERNOR          03/30/2009 HIMCO
                COMPANY 10/01/2013                    OPERATIONAL
                                                      TRANSACTION                     4,069,624     4,000,000    111,974       2
98385X   AF 3   XTO ENERGY INC             03/30/2009 HARTFORD LIFE
                01/31/2015                            INSURANCE COMPANY               9,670,474    10,000,000     83,333     2FE
3899999.        Total - Bonds -
                Industrial &
                Miscellaneous                                                       695,902,967   691,985,306  4,344,765     XXX
BONDS - PARENT, SUBSIDIARIES AND AFFILIATES
41660*   AW 5   HARTFORD LIFE FA           02/05/2009 DIRECT WITH
                91216A 10/31/2019                     ISSUER                      1,468,809,904 1,468,809,904                  1
5599999.        Total - Bonds -
                Parent,
                Subsidiaries and
                Affiliates                                                        1,468,809,904 1,468,809,904          0     XXX
8399997.        Total - Bonds -
                Part 3                                                            5,541,827,616 5,444,625,806 16,464,705     XXX
8399999.        Total - Bonds                                                     5,541,827,616 5,444,625,806 16,464,705     XXX
PREFERRED
STOCKS - INDUSTRIAL AND MISCELLANEOUS
78632@   12 6   SADLERS BAR-B-QUE          03/30/2009 Various           6,183.940         6,184                              P5A
80909#   12 6   SCITOR HOLDINGS            01/02/2009 HIMCO
                INC JUNIOR                            OPERATIONAL
                                                      TRANSACTION           2.200         2,200                             P5A*
80909#   11 8   SCITOR HOLDINGS            01/02/2009 HIMCO
                INC SENIOR                            OPERATIONAL
                                                      TRANSACTION           2.200         2,200                             P5A*
8499999.        Total - Preferred
                Stocks -
                Industrial &
                Miscellaneous                                                            10,584           XXX          0     XXX
8999997.        Total - Preferred
                Stocks - Part 3                                                          10,584           XXX          0     XXX


                                     QE04.2

                               SCHEDULE D - PART 3
     Show all Long-Term Bonds and Stock Acquired During the Current Quarter

                                                                                                                            10
                                                                                                                  9         NAIC
                                                                                                               PAID FOR  DESIGNATION
                                                                            6                                   ACCRUED     OR
      1                                        4             5          NUMBER OF        7                     INTEREST    MARKET
    CUSIP           2                3        DATE        NAME OF       SHARES OF     ACTUAL          8          AND      INDICATOR
IDENTIFICATION  DESCRIPTION        FOREIGN  ACQUIRED       VENDOR         STOCK        COST       PAR VALUE    DIVIDENDS    (a)
--------------- ------------------ ------- ---------- ----------------- --------- ------------- ------------- ---------- -----------
8999999.        Total - Preferred Stocks                                                 10,584           XXX          0     XXX
COMMON STOCKS- INDUSTRIAL AND MISCELLANEOUS
629377   50 8  NRG ENERGY INC              02/12/2009 HIMCO OPERATIONAL   468.000                         XXX                L
                                                      TRANSACTION
9099999.        Total - Common Stocks - Industrial & Miscellaneous                            0           XXX          0     XXX
COMMON STOCKS - MONEY MARKET MUTUAL FUNDS
416645          HARTFORD ADVISORS FUND-A   03/31/2009 DIVIDEND
                                                      REINVESTMENT        920.657         9,446           XXX
416645          HARTFORD TOTAL RETURN
                BOND-A                     03/04/2009 DIVIDEND
                                                      REINVESTMENT      1,043.051         9,737           XXX
9399999.        Total - Common
                Stocks - Money
                Market Mutual
                Funds                                                                    19,183           XXX          0     XXX
9799997.        Total - Common
                Stocks - Part 3                                                          19,183           XXX          0     XXX
9799999.        Total - Common
                Stocks                                                                   19,183           XXX          0     XXX
9899999.        Total - Preferred
                and Common Stocks                                                        29,767           XXX          0     XXX
9999999.        Total - Bonds,
                Preferred and
                Common Stocks                                                      5,541,857,38           XXX 16,464,705     XXX

(a) For all common stock bearing the NAIC market indicator "U" provide: the number of such issues: 0.


                                     QE04.3

                               SCHEDULE D - PART 4

   Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of
                           During the Current Quarter






                                                                       6
      1                                4                           NUMBER OF
    CUSIP          2          3     DISPOSAL             5         SHARES OF       7           8
IDENTIFICATION DESCRIPTION FOREIGN    DATE      NAME OF PURCHASER    STOCK   CONSIDERATION PAR VALUE
----------------------------------------------------------------------------------------------------
BONDS - U.S. GOVERNMENT
36200Q 3L 6    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   5,468     5,468
36200R YQ 9    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   4,870     4,870
36200U WJ 0    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                      16        16
36200W Y9 6    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  41,435    41,435
36201A UL 0    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     618       618
36201C PY 4    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     314       314
36201F Q6 7    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,544     1,544
36201F UH 8    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   2,283     2,283
36201F UQ 8    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,473     1,473
36201F UR 6    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,020     1,020
36201F X6 9    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  20,877    20,877
36201H WX 7    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,912     1,912
36201J F6 1    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   4,493     4,493
36201J FD 6    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   6,995     6,995
36201K KP 0    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                      33        33
36201L 6T 6    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   2,336     2,336
36201L 6V 1    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     693       693
36201L 7K 4    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     207       207
36201M G8 9    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  12,351    12,351
36201M JU 7    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  27,048    27,048
36201Q 2F 9    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,256     1,256
36201T AM 9    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   2,902     2,902
36203L CQ 3    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,645     1,645
362059 RM 1    GNMA 30YR           02/01/2009 SCHEDULED REDEMPTION                     208       208
362060 SE 6    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     577       577
36208E BT 9    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     431       431
36209D R8 9    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,879     1,879
36209N 3L 4    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                      79        79
36209R VG 5    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                      64        64
36209Y X4 5    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     294       294
36211B T8 7    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     116       116
36211C 2S 0    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     389       389
36213D 3C 0    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     176       176
36213E AB 2    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,134     1,134
36213E SK 3    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  19,230    19,230
36213E YS 9    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,929     1,929
36213G AL 5    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,033     1,033
36213G TY 7    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     103       103
36213J LL 7    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,613     1,613
36213N LL 8    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  46,525    46,525
36213S KL 8    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     138       138
36213U C9 9    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                      67        67
36213X T5 3    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   2,680     2,680
36213X T6 1    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   2,030     2,030
362158 DT 1    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     164       164
362161 6H 9    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     167       167
362162 G9 4    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     128       128
36217F 6S 3    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     961       961
36217V DA 9    GNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     141       141

                                              CHANGE IN BOOK/ADJUSTED CARRYING VALUE
                                      ----------------------------------------------------------
                                                                     13
                               10                                 CURRENT                 15
                           PRIOR YEAR     11           12          YEAR'S      14        TOTAL
                              BOOK/   UNREALIZED     CURRENT     OTHER THAN   TOTAL     FOREIGN
      1                     ADJUSTED   VALUATION     YEAR'S      TEMPORARY  CHANGE IN   EXCHANGE
    CUSIP           9       CARRYING   INCREASE/ (AMORTIZATION)/ IMPAIRMENT B./A.C.V.  CHANGE IN
IDENTIFICATION ACTUAL COST   VALUE    (DECREASE)    ACCRETION    RECOGNIZED (11+12-13) B./A.C.V.
------------------------------------------------------------------------------------------------
BONDS - U.S. GOVERNMENT
36200Q 3L 6          5,624      5,966                      (498)                 (498)
36200R YQ 9          5,008      5,343                      (473)                 (473)
36200U WJ 0             16         17                        (1)                   (1)
36200W Y9 6         42,613     44,132                    (2,697)               (2,697)
36201A UL 0            647        681                       (63)                  (63)
36201C PY 4            319        324                       (10)                  (10)
36201F Q6 7          1,587      1,653                      (109)                 (109)
36201F UH 8          2,348      2,470                      (186)                 (186)
36201F UQ 8          1,515      1,598                      (124)                 (124)
36201F UR 6          1,049      1,114                       (94)                  (94)
36201F X6 9         21,187     21,673                      (796)                 (796)
36201H WX 7          1,939      1,974                       (62)                  (62)
36201J F6 1          4,621      4,944                      (450)                 (450)
36201J FD 6          7,302      7,315                      (320)                 (320)
36201K KP 0             34         35                        (2)                   (2)
36201L 6T 6          2,448      2,696                      (360)                 (360)
36201L 6V 1            726        820                      (127)                 (127)
36201L 7K 4            217        240                       (33)                  (33)
36201M G8 9         12,685     13,475                    (1,123)               (1,123)
36201M JU 7         27,851     29,864                    (2,816)               (2,816)
36201Q 2F 9          1,292      1,331                       (74)                  (74)
36201T AM 9          2,984      3,053                      (151)                 (151)
36203L CQ 3          1,679      1,717                       (72)                  (72)
362059 RM 1            207        208                         0                     0
362060 SE 6            626        579                        (2)                   (2)
36208E BT 9            444        492                       (61)                  (61)
36209D R8 9          1,915      2,017                      (138)                 (138)
36209N 3L 4             81         83                        (4)                   (4)
36209R VG 5             65         66                        (2)                   (2)
36209Y X4 5            300        304                       (10)                  (10)
36211B T8 7            118        118                        (2)                   (2)
36211C 2S 0            396        406                       (17)                  (17)
36213D 3C 0            179        182                        (6)                   (6)
36213E AB 2          1,166      1,208                       (74)                  (74)
36213E SK 3         19,515     19,973                      (743)                 (743)
36213E YS 9          1,984      2,105                      (177)                 (177)
36213G AL 5          1,053      1,090                       (57)                  (57)
36213G TY 7            105        111                        (8)                   (8)
36213J LL 7          1,658      1,790                      (177)                 (177)
36213N LL 8         47,310     48,521                    (1,996)               (1,996)
36213S KL 8            141        147                        (9)                   (9)
36213U C9 9             70         70                        (3)                   (3)
36213X T5 3          2,754      2,879                      (200)                 (200)
36213X T6 1          2,086      2,178                      (148)                 (148)
362158 DT 1            182        181                       (17)                  (17)
362161 6H 9            167        167                         0                     0
362162 G9 4            128        128                         0                     0
36217F 6S 3            961        961                         1                     1
36217V DA 9            141        141                         0                     0



                                                                                   22
                                17                          20                    NAIC
                    16        FOREIGN    18       19       BOND                  DESIG-
                   BOOK/     EXCHANGE REALIZED   TOTAL   INTEREST/               NATION
                 ADJUSTED      GAIN     GAIN     GAIN      STOCK                   OR
      1          CARRYING     (LOSS)   (LOSS)   (LOSS)   DIVIDENDS      21       MARKET
    CUSIP        VALUE AT       ON       ON       ON     RECEIVED    MATURITY  INDICATOR
IDENTIFICATION DISPOSAL DATE DISPOSAL DISPOSAL DISPOSAL DURING YEAR    DATE       (A)
----------------------------------------------------------------------------------------
BONDS - U.S. GOVERNMENT
36200Q 3L 6            5,468                          0          79 02/01/2032         1
36200R YQ 9            4,870                          0          78 01/01/2032         1
36200U WJ 0               16                          0           0 09/01/2031         1
36200W Y9 6           41,435                          0         672 08/01/2032         1
36201A UL 0              618                          0          10 07/01/2032         1
36201C PY 4              314                          0           5 01/01/2032         1
36201F Q6 7            1,544                          0          24 05/01/2032         1
36201F UH 8            2,283                          0          33 04/01/2032         1
36201F UQ 8            1,473                          0          21 04/01/2032         1
36201F UR 6            1,020                          0          15 04/01/2032         1
36201F X6 9           20,877                          0         230 02/01/2032         1
36201H WX 7            1,912                          0          27 06/01/2032         1
36201J F6 1            4,493                          0          73 05/01/2032         1
36201J FD 6            6,995                          0         109 04/01/2032         1
36201K KP 0               33                          0           0 04/01/2032         1
36201L 6T 6            2,336                          0          36 07/01/2032         1
36201L 6V 1              693                          0          11 07/01/2032         1
36201L 7K 4              207                          0           3 08/01/2032         1
36201M G8 9           12,351                          0         214 06/01/2032         1
36201M JU 7           27,048                          0         433 07/01/2032         1
36201Q 2F 9            1,256                          0          18 08/01/2032         1
36201T AM 9            2,902                          0          42 08/01/2032         1
36203L CQ 3            1,645                          0          28 09/01/2023         1
362059 RM 1              208                          0           3 04/01/2009         1
362060 SE 6              577                          0          10 04/01/2009         1
36208E BT 9              431                          0           6 05/01/2031         1
36209D R8 9            1,879                          0          22 09/01/2031         1
36209N 3L 4               79                          0           1 07/01/2029         1
36209R VG 5               64                          0           1 08/01/2030         1
36209Y X4 5              294                          0           5 09/01/2031         1
36211B T8 7              116                          0           2 06/01/2029         1
36211C 2S 0              389                          0           6 07/01/2029         1
36213D 3C 0              176                          0           3 02/01/2032         1
36213E AB 2            1,134                          0          16 05/01/2032         1
36213E SK 3           19,230                          0         271 01/01/2032         1
36213E YS 9            1,929                          0          31 04/01/2032         1
36213G AL 5            1,033                          0          16 02/01/2032         1
36213G TY 7              103                          0           2 11/01/2031         1
36213J LL 7            1,613                          0          27 05/01/2032         1
36213N LL 8           46,525                          0         755 12/01/2031         1
36213S KL 8              138                          0           2 08/01/2031         1
36213U C9 9               67                          0           1 11/01/2031         1
36213X T5 3            2,680                          0          32 05/01/2032         1
36213X T6 1            2,030                          0          32 05/01/2032         1
362158 DT 1              164                          0           4 05/01/2016         1
362161 6H 9              167                          0           3 02/01/2017         1
362162 G9 4              128                          0           2 01/01/2017         1
36217F 6S 3              961                          0          18 02/01/2017         1
36217V DA 9              141                          0           3 03/01/2017         1


                                      QE05

                               SCHEDULE D - PART 4

   Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of
                           During the Current Quarter






                                                                       6
      1                                4                           NUMBER OF
    CUSIP          2          3     DISPOSAL             5         SHARES OF       7             8
IDENTIFICATION DESCRIPTION FOREIGN    DATE      NAME OF PURCHASER    STOCK   CONSIDERATION   PAR VALUE
--------------------------------------------------------------------------------------------------------
36218N NQ 0    GNMA 30YR           03/01/2009 SCHEDULED                                398           398
                                              REDEMPTION
36219L SM 7    GNMA 30YR           03/01/2009 SCHEDULED                                337           337
                                              REDEMPTION
362052 H4 7    GNMA 30YR           03/01/2009 SCHEDULED                                438           438
               1977-79                        REDEMPTION
36219L AC 8    GNMA 30YR           03/01/2009 SCHEDULED                                209           209
               1980-86                        REDEMPTION
36225B ND 6    GNMA 30YR           03/01/2009 SCHEDULED                             28,111        28,111
               PLATINUM                       REDEMPTION
36225B PM 4    GNMA 30YR           03/01/2009 SCHEDULED                             96,573        96,573
               PLATINUM                       REDEMPTION
36202E AL 3    GNMA2 30YR          03/01/2009 SCHEDULED                            171,693       171,693
                                              REDEMPTION
912810 QA 9    TREASURY            03/17/2009 Various                           12,035,344    12,570,000
               BOND
912828 BV 1    TREASURY            01/15/2009 MATURED                              110,000       110,000
               NOTE
912828 HA 1    TREASURY            03/03/2009 BANC OF                            1,616,908     1,415,000
               NOTE                           AMERICA
                                              SECURITIES
                                              LLC
912828 JH 4    TREASURY            03/03/2009 CITIGROUP                            289,440       266,000
               NOTE                           (Salomon/Smith
                                              Barney)
912828 JR 2    TREASURY            03/27/2009 Various                        1,697,592,928 1,546,831,000
               NOTE
912828 JW 1    TREASURY            03/20/2009 Various                          623,567,895   634,525,000
               NOTE
912828 JY 7    TREASURY            02/04/2009 CITIGROUP                        269,493,750   270,000,000
               NOTE                           (Salomon/Smith
                                              Barney)
912828 JZ 4    TREASURY            03/03/2009 CITIGROUP                          2,892,144     2,908,000
               NOTE                           (Salomon/Smith
                                              Barney)
912828 KF 6    TREASURY            03/18/2009 Various                          503,575,464   500,000,000
               NOTE
912828 KJ 8    TREASURY            03/31/2009 MIZUHO                           250,703,125   250,000,000
               NOTE                           SECURITIES
                                              USA INC
0399999.       Total -                                                       3,362,398,804 3,219,146,806
               Bonds -
               US
               Government
Bonds - All Other Government
BRS7L0 SZ 4    JAPAN           D   02/04/2009 MORGAN                           382,784,413   379,782,184
               (GOVERNMENT                    STANLEY
               OF) 10-YR #
               297
BRS4T4 CC 3    JAPAN           D   02/04/2009 MORGAN                           174,347,976   159,855,065
               (GOVT OF)                      STANLEY
               10-YR #
               288
J26160 SB 8    JAPAN           D   02/04/2009 MORGAN                           150,253,424   138,541,056
               (GOVT OF)                      STANLEY
               10-YR #
               264
J26160 ZU 8    JAPAN           D   02/04/2009 MORGAN                           230,092,417   213,140,086
               (GOVT OF)                      STANLEY
               10-YR #
               272
BRS2N6 FF 8    JAPAN           D   02/04/2009 MORGAN                           234,681,126   213,140,086
               (GOVT OF)                      STANLEY
               10-YR #
               282
984998 SC 9    JAPAN           D   02/03/2009 MORGAN                           186,064,405   159,855,065
               (GOVT OF)                      STANLEY
               20-YR # 44
BRS7GH 7Y 9    JAPAN           D   02/05/2009 MORGAN                            55,841,959    53,285,022
               (GOVT OF)                      STANLEY
               2-YR # 274
BRS4W8 H9 2    JAPAN           D   02/04/2009 MORGAN                            56,690,503    53,285,022
               (GOVT OF)                      STANLEY
               5-YR # 66
BRS2PM FX 2    JAPAN           D   02/04/2009 MORGAN                            56,689,971    53,285,022
               (GOVT OF)                      STANLEY
               5-YR # 60
BHM06D M9 0    JAPAN           D   02/04/2009 MORGAN                           264,700,686   263,613,516
               (GOVT OF)                      STANLEY
               5-YR #78
1099999.       Total -                                                       1,792,146,882 1,687,782,122
               Bonds -
               All Other
               Government
BONDS - US SPECIAL REVENUE AND SPECIAL ASSESSMENT
31294K F3 4    FGOLD 15YR          03/01/2009 SCHEDULED                              7,729         7,729
                                              REDEMPTION
31288D 6V 6    FGOLD 30YR          03/01/2009 SCHEDULED                             22,482        22,482
                                              REDEMPTION
31288F 6X 7    FGOLD 30YR          03/01/2009 SCHEDULED                             10,414        10,414
                                              REDEMPTION
31292G Y5 9    FGOLD 30YR          03/01/2009 SCHEDULED                              1,250         1,250
                                              REDEMPTION
31292H 4H 4    FGOLD 30YR          03/01/2009 SCHEDULED                            258,200       258,200
                                              REDEMPTION
31292H SQ 8    FGOLD 30YR          03/01/2009 SCHEDULED                             14,183        14,183
                                              REDEMPTION
31296J TJ 5    FGOLD 30YR          03/01/2009 SCHEDULED                            124,102       124,102
                                              REDEMPTION
31296K X7 3    FGOLD 30YR          03/01/2009 SCHEDULED                                287           287
                                              REDEMPTION
31296N LJ 4    FGOLD 30YR          03/01/2009 SCHEDULED                                600           600
                                              REDEMPTION
31296P TL 6    FGOLD 30YR          03/01/2009 SCHEDULED                            267,014       267,014
                                              REDEMPTION
31296S AC 0    FGOLD 30YR          03/01/2009 SCHEDULED                              8,273         8,273
                                              REDEMPTION
31296U EU 1    FGOLD 30YR          03/01/2009 SCHEDULED                                814           814
                                              REDEMPTION
31296U H9 5    FGOLD 30YR          03/01/2009 SCHEDULED                                425           425
                                              REDEMPTION
31296X TY 1    FGOLD 30YR          03/01/2009 SCHEDULED                                283           283
                                              REDEMPTION
31297A 3S 1    FGOLD 30YR          03/01/2009 SCHEDULED                             84,001        84,001
                                              REDEMPTION
31297A 3T 9    FGOLD 30YR          03/01/2009 SCHEDULED                             20,707        20,707
                                              REDEMPTION
31297A 5J 9    FGOLD 30YR          03/01/2009 SCHEDULED                             92,417        92,417
                                              REDEMPTION
31297A 5K 6    FGOLD 30YR          03/01/2009 SCHEDULED                             41,067        41,067
                                              REDEMPTION

                                                   CHANGE IN BOOK/ADJUSTED CARRYING VALUE
                                           ----------------------------------------------------------
                                                                          13
                                   10                                  CURRENT                   15
                               PRIOR YEAR      11           12          YEAR'S      14          TOTAL
                                  BOOK/    UNREALIZED     CURRENT     OTHER THAN   TOTAL       FOREIGN
      1                         ADJUSTED    VALUATION     YEAR'S      TEMPORARY  CHANGE IN     EXCHANGE
    CUSIP            9          CARRYING    INCREASE/ (AMORTIZATION)/ IMPAIRMENT B./A.C.V.    CHANGE IN
IDENTIFICATION  ACTUAL COST      VALUE     (DECREASE)    ACCRETION    RECOGNIZED (11+12-13)   B./A.C.V.
-------------------------------------------------------------------------------------------------------
36218N NQ 0              442           474                       (76)                  (76)

36219L SM 7              374           386                       (49)                  (49)

362052 H4 7              436           438                         0                     0

36219L AC 8              232           244                       (36)                  (36)

36225B ND 6           28,946        30,826                    (2,714)               (2,714)

36225B PM 4           98,781       103,681                    (7,108)               (7,108)

36202E AL 3          178,292       179,452                    (7,760)               (7,760)

912810 QA 9       12,464,845                                      20                    20

912828 BV 1          112,454       110,021                       (21)                  (21)

912828 HA 1        1,584,137     1,582,444                    (2,957)               (2,957)



912828 JH 4          270,697       270,640                       (70)                  (70)


912828 JR 2    1,719,230,995   684,248,161                  (367,301)             (367,301)

912828 JW 1      626,529,895                                  18,166                18,166

912828 JY 7      269,809,688                                                             0


912828 JZ 4        2,870,741                                      60                    60


912828 KF 6      498,554,688                                     488                   488

912828 KJ 8      250,656,559                                    (347)                 (347)


0399999.       3,382,621,643   686,765,306          0       (384,197)          0  (384,197)          0



BONDS - ALL OTHER GOVERNMENT
BRS7L0 SZ 4      386,398,436   381,592,911                   (58,251)              (58,251)  4,795,219



BRS4T4 CC 3      165,552,299   171,321,668                   (57,583)              (57,583) (5,815,096)



J26160 SB 8      143,234,827   148,206,399                   (74,211)              (74,211) (5,030,504)



J26160 ZU 8      219,890,233   227,541,684                   (90,535)              (90,535) (7,723,347)



BRS2N6 FF 8      223,601,002   231,357,673                  (121,141)             (121,141) (7,852,871)



984998 SC 9      176,136,303   182,222,689                  (120,656)             (120,656) (6,185,104)


BRS7GH 7Y 9       53,320,723    55,192,742                    (1,767)               (1,767) (1,873,383)


BRS4W8 H9 2       53,922,843    55,804,622                   (15,580)              (15,580) (1,894,152)


BRS2PM FX 2       54,036,340    55,914,316                   (25,059)              (25,059) (1,897,875)


BHM06D M9 0      265,574,800   262,272,619                   (36,144)              (36,144)  3,295,802


1099999.       1,741,667,807 1,771,427,325          0       (600,927)          0  (600,927) 30,181,311



BONDS - US SPECIAL REVENUE AND SPECIAL ASSESSMENT
31294K F3 4            8,436         8,209                      (480)                 (480)

31288D 6V 6           23,237        23,174                      (692)                 (692)

31288F 6X 7           10,764        10,835                      (421)                 (421)

31292G Y5 9            1,273         1,285                       (35)                  (35)

31292H 4H 4          254,488       254,610                      3,590                 3,590

31292H SQ 8           14,659        14,768                      (585)                 (585)

31296J TJ 5          125,033       125,118                    (1,016)               (1,016)

31296K X7 3              297           305                       (18)                  (18)

31296N LJ 4              621           630                       (29)                  (29)

31296P TL 6          268,891       268,990                    (1,976)               (1,976)

31296S AC 0            8,551         8,601                      (327)                 (327)

31296U EU 1              842           858                       (43)                  (43)

31296U H9 5              439           444                       (20)                  (20)

31296X TY 1              293           306                       (23)                  (23)

31297A 3S 1           80,392        80,639                     3,363                  3,363

31297A 3T 9           19,817        19,748                       959                    959

31297A 5J 9           88,446        88,470                     3,947                  3,947

31297A 5K 6           39,302        39,451                     1,616                  1,616






                                                                                              22
                                  17                                   20                    NAIC
                    16          FOREIGN       18         19           BOND                  DESIG-
                   BOOK/       EXCHANGE    REALIZED     TOTAL       INTEREST/               NATION
                 ADJUSTED        GAIN        GAIN       GAIN          STOCK                   OR
      1          CARRYING       (LOSS)      (LOSS)     (LOSS)       DIVIDENDS      21       MARKET
    CUSIP        VALUE AT         ON          ON         ON         RECEIVED    MATURITY  INDICATOR
IDENTIFICATION DISPOSAL DATE   DISPOSAL    DISPOSAL   DISPOSAL     DURING YEAR    DATE       (A)
---------------------------------------------------------------------------------------------------
36218N NQ 0              398                                    0            9 07/01/2019         1

36219L SM 7              337                                    0            8 09/01/2018         1

362052 H4 7              438                                    0            7 05/01/2009         1

36219L AC 8              209                                    0            5 09/01/2018         1

36225B ND 6           28,111                                    0          416 05/01/2031         1

36225B PM 4           96,573                                    0        1,504 09/01/2031         1

36202E AL 3          171,693                                    0        2,355 09/01/2034         1

912810 QA 9       12,464,865                (429,521)    (429,521)      31,624 02/15/2039         1

912828 BV 1          110,000                                    0        1,788 01/15/2009         1

912828 HA 1        1,579,487                  37,421       37,421       37,134 08/15/2017         1



912828 JH 4          270,570                  18,870       18,870        5,878 08/15/2018         1


912828 JR 2    1,718,672,711             (21,079,783) (21,079,783)  12,064,385 11/15/2018         1

912828 JW 1      626,548,060              (2,980,165)  (2,980,165)   1,031,190 12/31/2013         1

912828 JY 7      269,809,688                (315,938)    (315,938)      32,631 01/31/2011         1


912828 JZ 4        2,870,801                  21,343       21,343        4,780 01/31/2014         1


912828 KF 6      498,555,175               5,020,289    5,020,289      476,393 02/28/2014         1

912828 KJ 8      250,656,212                  46,913       46,913       11,954 03/31/2014         1


0399999.       3,382,059,374          0  (19,660,570) (19,660,570)  13,705,492        XXX       XXX



BONDS - ALL OTHER GOVERNMENT
BRS7L0 SZ 4      386,329,880 (1,227,511)  (2,317,956)  (3,545,467)     666,027 12/20/2018       1FE



BRS4T4 CC 3      165,448,990   7,417,876   1,481,110    8,898,987    1,064,476 09/20/2017       1FE



J26160 SB 8      143,101,684   6,413,365     738,376    7,151,740      814,962 09/20/2014       1FE



J26160 ZU 8      219,727,802   9,847,505     517,110   10,364,615    1,170,202 09/20/2015       1FE



BRS2N6 FF 8      223,383,660  10,013,147   1,284,319   11,297,466    1,420,047 09/20/2016       1FE



984998 SC 9      175,916,929   7,879,781   2,267,695   10,147,476    1,557,530 03/20/2020       1FE


BRS7GH 7Y 9       53,317,592   2,364,726     159,641    2,524,367       75,011 11/15/2010       1FE


BRS4W8 H9 2       53,894,891   2,416,111     379,502    2,795,613      229,593 09/20/2012       1FE


BRS2PM FX 2       53,991,382   2,420,341     278,248    2,698,589      250,465 09/20/2011       1FE


BHM06D M9 0      265,532,277   (842,518)      10,927     (831,591)     297,980 12/20/2013       1FE


1099999.       1,740,645,087  46,702,821   4,798,973   51,501,794    7,546,293        XXX       XXX



BONDS - US SPECIAL REVENUE AND SPECIAL ASSESSMENT
31294K F3 4            7,729                                    0          106 12/01/2016         1

31288D 6V 6           22,482                                    0          334 10/01/2032         1

31288F 6X 7           10,414                                    0          146 03/01/2033         1

31292G Y5 9            1,250                                    0           21 03/01/2029         1

31292H 4H 4          258,200                                    0        2,960 12/01/2033         1

31292H SQ 8           14,183                                    0          201 11/01/2032         1

31296J TJ 5          124,102                                    0        1,656 06/01/2033         1

31296K X7 3              287                                    0            4 07/01/2033         1

31296N LJ 4              600                                    0            8 10/01/2033         1

31296P TL 6          267,014                                    0        3,614 10/01/2033         1

31296S AC 0            8,273                                    0          111 01/01/2034         1

31296U EU 1              814                                    0           11 03/01/2034         1

31296U H9 5              425                                    0            6 08/01/2034         1

31296X TY 1              283                                    0            4 05/01/2034         1

31297A 3S 1           84,001                                    0        1,009 06/01/2034         1

31297A 3T 9           20,707                                    0          232 06/01/2034         1

31297A 5J 9           92,417                                    0        1,116 06/01/2034         1

31297A 5K 6           41,067                                    0          448 06/01/2034         1


                                     QE05.1

                               SCHEDULE D - PART 4

   Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of
                           During the Current Quarter






                                                                       6
      1                                4                           NUMBER OF
    CUSIP          2          3     DISPOSAL             5         SHARES OF       7           8
IDENTIFICATION DESCRIPTION FOREIGN    DATE      NAME OF PURCHASER    STOCK   CONSIDERATION PAR VALUE
----------------------------------------------------------------------------------------------------
31297B AM 4    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                  50,286    50,286

31297E J7 2    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                  74,202    74,202

31297E L8 7    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                  62,642    62,642

31298E P7 4    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                      19        19

31298F JL 7    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                     181       181

3128KW BV 4    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                   1,015     1,015
               ALT-A
3128L0 YL 0    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                   7,515     7,515
               ALT-A
3128L4 7D 0    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                  46,844    46,844
               ALT-A
3128L4 G6 5    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                   1,042     1,042
               ALT-A
31283H QX 6    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                  10,321    10,321
               GIANT
31283H UA 1    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                  12,505    12,505
               GIANT
31283H XH 3    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                   5,856     5,856
               GIANT
31283H Y5 8    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                  60,118    60,118
               GIANT
3128M6 ZY 7    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION               1,010,215 1,010,215
               GIANT
3128M6 JY 5    FGOLD 30YR          03/01/2009 SCHEDULED REDEMPTION                 741,189   741,189
               GIANT
               AGENCY
               ALT-A
313421 MH 9    FH 1/1 1Y           03/01/2009 SCHEDULED REDEMPTION                   1,202     1,202
               CMT ARM
3128Q2 CU 5    FH 7/1 1Y           03/01/2009 SCHEDULED REDEMPTION               1,149,281 1,149,281
               CMT ARM
3128JM M8 7    FH 7/1 1Y           03/01/2009 SCHEDULED REDEMPTION                 142,764   142,764
               LIBOR ARM
3128S4 BJ 5    FHLMC 12M           03/01/2009 SCHEDULED REDEMPTION                 395,192   395,192
               LIBOR ARM
313401 GK 1    FHLMC 30YR          02/01/2009 SCHEDULED REDEMPTION                      27        27
313401 GR 6    FHLMC 30YR          03/01/2009 SCHEDULED REDEMPTION                     337       337
313401 GT 2    FHLMC 30YR          03/01/2009 SCHEDULED REDEMPTION                      68        68
3128NH 2N 2    FHLMC 5/1           03/01/2009 SCHEDULED REDEMPTION                  74,359    74,359
               1YR LIBOR
               ARM
3133TP QW 2    FHLMC_2252          03/01/2009 SCHEDULED REDEMPTION                  23,683    23,683
31339W A6 3    FHLMC_2426C         03/01/2009 SCHEDULED REDEMPTION                 224,617   224,617
31339W NG 7    FHLMC_2439          03/01/2009 SCHEDULED REDEMPTION                 279,625   279,625
31392R 4A 6    FHLMC_2471          03/01/2009 SCHEDULED REDEMPTION                 236,559   236,559
31395T V3 5    FHLMC_2976          03/01/2009 SCHEDULED REDEMPTION                 288,035   288,035
31407G CY 2    FN 5/1 1Y           03/01/2009 SCHEDULED REDEMPTION                 378,134   378,134
               CMT ARM
31362P VJ 7    FN 5/12             03/01/2009 SCHEDULED REDEMPTION                     177       177
               11TH COFI
               ARM
31362J UN 3    FN 6/12             03/01/2009 SCHEDULED REDEMPTION                   2,977     2,977
               11TH COFI
               ARM
31403C 7J 4    FN 7/1 1Y           03/01/2009 SCHEDULED REDEMPTION                 135,591   135,591
               CMT ARM
31406X XD 9    FN 7/1 1Y           03/01/2009 SCHEDULED REDEMPTION                 928,550   928,550
               CMT ARM
31407B YA 1    FN 7/1 1Y           03/01/2009 SCHEDULED REDEMPTION                 362,690   362,690
               CMT ARM
31405C NR 6    FN 7/1 1Y           03/01/2009 SCHEDULED REDEMPTION                 349,685   349,685
               LIBOR ARM
31406E QG 2    FN 7/1 1Y           03/01/2009 SCHEDULED REDEMPTION                 836,904   836,904
               LIBOR ARM
31406M 3F 1    FN 7/1 1Y           03/01/2009 SCHEDULED REDEMPTION                 223,287   223,287
               LIBOR ARM
31407B YC 7    FN 7/1 1Y           03/01/2009 SCHEDULED REDEMPTION                 291,557   291,557
               LIBOR ARM
31407E MH 3    FN 7/1 1Y           03/01/2009 SCHEDULED REDEMPTION                 484,611   484,611
               LIBOR ARM
31371K KS 9    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   4,986     4,986
31371K NG 2    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   1,540     1,540
31371K QE 4    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                  11,361    11,361
31371K RD 5    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   1,607     1,607
31371K SB 8    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   3,138     3,138
31371K WE 7    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                  94,443    94,443
31374T QF 9    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   2,815     2,815
31379J KH 8    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   9,666     9,666
31379T W2 6    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   4,652     4,652
31382H BS 3    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                  14,610    14,610

                                              CHANGE IN BOOK/ADJUSTED CARRYING VALUE
                                      ----------------------------------------------------------
                                                                     13
                               10                                 CURRENT                 15
                           PRIOR YEAR     11           12          YEAR'S      14        TOTAL
                              BOOK/   UNREALIZED     CURRENT     OTHER THAN   TOTAL     FOREIGN
      1                     ADJUSTED   VALUATION     YEAR'S      TEMPORARY  CHANGE IN   EXCHANGE
    CUSIP           9       CARRYING   INCREASE/ (AMORTIZATION)/ IMPAIRMENT B./A.C.V.  CHANGE IN
IDENTIFICATION ACTUAL COST   VALUE    (DECREASE)    ACCRETION    RECOGNIZED (11+12-13) B./A.C.V.
------------------------------------------------------------------------------------------------
31297B AM 4         48,125     48,262                      2,024                2,024

31297E J7 2         76,939     77,322                     (3,120)              (3,120)

31297E L8 7         64,952     65,379                     (2,737)              (2,737)

31298E P7 4             19         19                          0                    0

31298F JL 7            181        180                          1                    1

3128KW BV 4          1,054      1,050                        (35)                 (35)

3128L0 YL 0          7,806      7,787                       (272)                (272)

3128L4 7D 0         48,660     48,447                     (1,602)              (1,602)

3128L4 G6 5          1,083      1,078                        (36)                 (36)

31283H QX 6         10,667     10,771                       (450)                (450)

31283H UA 1         12,925     13,044                       (539)                (539)

31283H XH 3          6,053      6,116                       (259)                (259)

31283H Y5 8         63,311     63,723                     (3,606)              (3,606)

3128M6 ZY 7      1,037,995  1,037,499                    (27,284)             (27,284)

3128M6 JY 5        749,064    748,886                     (7,697)              (7,697)



313421 MH 9          1,200      1,202                                               0

3128Q2 CU 5      1,159,335  1,157,673                     (8,392)              (8,392)

3128JM M8 7        143,121    143,019                       (256)                (256)

3128S4 BJ 5        394,374    394,574                        618                  618

313401 GK 1             27         27                                               0
313401 GR 6            335        336                          0                    0
313401 GT 2             67         67                          0                    0
3128NH 2N 2         74,516     74,516                       (157)                (157)


3133TP QW 2         24,483     24,740                     (1,056)              (1,056)
31339W A6 3        230,341    230,336                     (5,718)              (5,718)
31339W NG 7        276,086    279,014                        611                  611
31392R 4A 6        244,100    238,827                     (2,268)              (2,268)
31395T V3 5        284,794    285,929                      2,106                2,106
31407G CY 2        379,887    379,632                     (1,499)              (1,499)

31362P VJ 7            176        119                         58                   58


31362J UN 3          2,900      2,918                         59                   59


31403C 7J 4        133,806    134,240                      1,351                1,351

31406X XD 9        934,681    934,676                     (6,126)              (6,126)

31407B YA 1        365,893    365,348                     (2,658)              (2,658)

31405C NR 6        351,466    351,361                     (1,676)              (1,676)

31406E QG 2        844,768    843,257                     (6,353)              (6,353)

31406M 3F 1        224,243    224,117                       (830)                (830)

31407B YC 7        293,915    293,143                     (1,586)              (1,586)

31407E MH 3        491,010    489,045                     (4,433)              (4,433)

31371K KS 9          5,181      5,245                       (259)                (259)
31371K NG 2          1,608      1,625                        (85)                 (85)
31371K QE 4         11,865     11,960                       (599)                (599)
31371K RD 5          1,678      1,694                        (87)                 (87)
31371K SB 8          3,278      3,308                       (170)                (170)
31371K WE 7         94,830     94,778                       (334)                (334)
31374T QF 9          2,850      2,835                        (20)                 (20)
31379J KH 8          9,801      9,734                        (67)                 (67)
31379T W2 6          4,654      4,654                         (2)                  (2)
31382H BS 3         14,333     14,437                        173                  173

                                                                                   22
                                17                          20                    NAIC
                    16        FOREIGN    18       19       BOND                  DESIG-
                   BOOK/     EXCHANGE REALIZED   TOTAL   INTEREST/               NATION
                 ADJUSTED      GAIN     GAIN     GAIN      STOCK                   OR
      1          CARRYING     (LOSS)   (LOSS)   (LOSS)   DIVIDENDS      21       MARKET
    CUSIP        VALUE AT       ON       ON       ON     RECEIVED    MATURITY  INDICATOR
IDENTIFICATION DISPOSAL DATE DISPOSAL DISPOSAL DISPOSAL DURING YEAR    DATE       (a)
----------------------------------------------------------------------------------------
31297B AM 4           50,286                          0         509 06/01/2034     1

31297E J7 2           74,202                          0       1,082 09/01/2034     1

31297E L8 7           62,642                          0         867 09/01/2034     1

31298E P7 4               19                          0           0 12/01/2030     1

31298F JL 7              181                          0           3 01/01/2031     1

3128KW BV 4            1,015                          0          15 09/01/2037     1

3128L0 YL 0            7,515                          0         121 11/01/2037     1

3128L4 7D 0           46,844                          0         702 01/01/2038     1

3128L4 G6 5            1,042                          0          15 01/01/2038     1

31283H QX 6           10,321                          0         145 03/01/2032     1

31283H UA 1           12,505                          0         177 12/01/2032     1

31283H XH 3            5,856                          0          81 06/01/2033     1

31283H Y5 8           60,118                          0         870 12/01/2033     1

3128M6 ZY 7        1,010,215                          0      14,109 11/01/2038     1

3128M6 JY 5          741,189                          0      10,249 01/01/2038     1



313421 MH 9            1,202                          0          14 04/01/2017     1

3128Q2 CU 5        1,149,281                          0      12,029 06/01/2035     1

3128JM M8 7          142,764                          0       1,801 07/01/2035     1

3128S4 BJ 5          395,192                          0       5,405 03/01/2036     1

313401 GK 1               27                          0           1 06/01/2009     1
313401 GR 6              337                          0           9 09/01/2009     1
313401 GT 2               68                          0           2 09/01/2009     1
3128NH 2N 2           74,359                          0         735 06/01/2037     1


3133TP QW 2           23,683                          0         368 09/01/2030     1
31339W A6 3          224,617                          0       3,070 03/01/2017     1
31339W NG 7          279,625                          0       4,022 09/01/2030     1
31392R 4A 6          236,559                          0       3,423 02/01/2031     1
31395T V3 5          288,035                          0       2,894 01/01/2033     1
31407G CY 2          378,134                          0       3,505 05/01/2035     1

31362P VJ 7              177                          0           2 09/01/2018     1


31362J UN 3            2,977                          0          29 06/01/2028     1


31403C 7J 4          135,591                          0       1,515 12/01/2035     1

31406X XD 9          928,550                          0      11,430 05/01/2035     1

31407B YA 1          362,690                          0       3,815 07/01/2035     1

31405C NR 6          349,685                          0       3,669 06/01/2034     1

31406E QG 2          836,904                          0       9,044 07/01/2035     1

31406M 3F 1          223,287                          0       2,573 03/01/2035     1

31407B YC 7          291,557                          0       2,658 07/01/2035     1

31407E MH 3          484,611                          0       5,590 06/01/2035     1

31371K KS 9            4,986                          0          84 01/01/2017     1
31371K NG 2            1,540                          0          25 04/01/2017     1
31371K QE 4           11,361                          0         186 05/01/2017     1
31371K RD 5            1,607                          0          26 06/01/2017     1
31371K SB 8            3,138                          0          47 07/01/2017     1
31371K WE 7           94,443                          0       1,063 12/01/2017     1
31374T QF 9            2,815                          0          41 04/01/2014     1
31379J KH 8            9,666                          0         137 05/01/2013     1
31379T W2 6            4,652                          0          61 05/01/2013     1
31382H BS 3           14,610                          0         186 04/01/2014     1


                                     QE05.2

                               SCHEDULE D - PART 4

   Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of
                           During the Current Quarter






                                                                       6
      1                                4                           NUMBER OF
    CUSIP          2          3     DISPOSAL             5         SHARES OF       7           8
IDENTIFICATION DESCRIPTION FOREIGN    DATE      NAME OF PURCHASER    STOCK   CONSIDERATION PAR VALUE
----------------------------------------------------------------------------------------------------
31384V ZR 6    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   1,426     1,426
31384X 3K 2    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                  15,210    15,210
31386D UB 4    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                     360       360
31386F YK 5    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   1,267     1,267
31387F GV 0    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   6,433     6,433
31388C 3E 8    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                  42,223    42,223
31388C 4X 5    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   5,097     5,097
31389G TU 4    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   1,169     1,169
31389L D8 9    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   4,267     4,267
31389N NB 7    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   2,199     2,199
31389V S5 7    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   4,669     4,669
31389V SY 4    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   1,230     1,230
31389X 6A 6    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                     914       914
31390C AN 6    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                     200       200
31390D HH 0    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                     476       476
31390H CA 1    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   2,932     2,932
31390H CH 6    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                     229       229
31390M HB 3    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                   1,775     1,775
31400S Z9 3    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                 137,210   137,210
31402U TY 8    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                  55,605    55,605
31403B 3Y 7    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                 201,355   201,355
31403B 3Z 4    FNMA 15YR           03/01/2009 SCHEDULED REDEMPTION                  52,471    52,471
313633 UK 3    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                      97        97
31363C MM 8    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                      12        12
31371J L4 4    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     150       150
31371J XA 7    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   2,447     2,447
31371K HY 0    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  10,801    10,801
31371K WJ 6    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 144,362   144,362
31371K XY 2    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  38,677    38,677
31371L DH 9    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 336,256   336,256
31382S GP 0    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  91,628    91,628
31383P 2X 3    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     254       254
31383R FV 9    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   4,043     4,043
31383W X7 1    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     141       141
31385H 5B 4    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 137,835   137,835
31385J GG 7    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  15,231    15,231
31385J P5 1    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  80,466    80,466
31385J RN 0    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  97,514    97,514
31386E C4 8    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,287     1,287
31386H CG 4    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,456     1,456
31386H MR 9    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   2,068     2,068
31386M ZB 9    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   2,805     2,805
31386P UJ 0    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     539       539
31386R KK 4    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     788       788
31387H V5 6    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     519       519
31387T X2 5    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     961       961
31387U V6 5    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  71,469    71,469
31388M NB 0    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     256       256
31388N Q6 6    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  14,453    14,453
                                              CHANGE IN BOOK/ADJUSTED CARRYING VALUE
                                      ----------------------------------------------------------
                                                                     13
                               10                                 CURRENT                 15
                           PRIOR YEAR     11           12          YEAR'S      14        TOTAL
                              BOOK/   UNREALIZED     CURRENT     OTHER THAN   TOTAL     FOREIGN
      1                     ADJUSTED   VALUATION     YEAR'S      TEMPORARY  CHANGE IN   EXCHANGE
    CUSIP           9       CARRYING   INCREASE/ (AMORTIZATION)/ IMPAIRMENT B./A.C.V.  CHANGE IN
IDENTIFICATION ACTUAL COST   VALUE    (DECREASE)    ACCRETION    RECOGNIZED (11+12-13) B./A.C.V.
------------------------------------------------------------------------------------------------
31384V ZR 6          1,470      1,499                    (73)                     (73)
31384X 3K 2         15,676     16,000                   (790)                    (790)
31386D UB 4            371        388                    (27)                     (27)
31386F YK 5          1,293      1,319                    (52)                     (52)
31387F GV 0          6,630      6,709                   (276)                    (276)
31388C 3E 8         43,714     44,096                 (1,873)                  (1,873)
31388C 4X 5          5,277      5,297                   (200)                    (200)
31389G TU 4          1,220      1,232                    (64)                     (64)
31389L D8 9          4,456      4,522                   (255)                    (255)
31389N NB 7          2,296      2,320                   (121)                    (121)
31389V S5 7          4,876      4,902                   (234)                    (234)
31389V SY 4          1,284      1,287                    (58)                     (58)
31389X 6A 6            955        963                    (49)                     (49)
31390C AN 6            209        216                    (16)                     (16)
31390D HH 0            497        503                    (27)                     (27)
31390H CA 1          3,062      3,154                   (222)                    (222)
31390H CH 6            240        246                    (16)                     (16)
31390M HB 3          1,854      1,878                   (102)                    (102)
31400S Z9 3        143,084    143,190                 (5,980)                  (5,980)
31402U TY 8         55,833     55,791                   (186)                    (186)
31403B 3Y 7        202,181    201,996                   (641)                    (641)
31403B 3Z 4         52,686     52,645                   (174)                    (174)
313633 UK 3            107        104                     (7)                      (7)
31363C MM 8             13         14                     (2)                      (2)
31371J L4 4            154        169                    (20)                     (20)
31371J XA 7          2,500      2,621                   (175)                    (175)
31371K HY 0         10,724     10,629                    173                      173
31371K WJ 6        147,565    151,355                 (6,994)                  (6,994)
31371K XY 2         39,523     40,344                 (1,668)                  (1,668)
31371L DH 9        338,515    339,032                 (2,776)                  (2,776)
31382S GP 0         94,907    104,870                (13,242)                 (13,242)
31383P 2X 3            257        257                     (4)                      (4)
31383R FV 9          3,958      3,880                    163                      163
31383W X7 1            138        134                      7                        7
31385H 5B 4        141,981    142,976                 (5,141)                  (5,141)
31385J GG 7         15,769     17,007                 (1,776)                  (1,776)
31385J P5 1         82,886     83,481                 (3,016)                  (3,016)
31385J RN 0        100,448    101,242                 (3,727)                  (3,727)
31386E C4 8          1,324      1,364                    (77)                     (77)
31386H CG 4          1,481      1,539                    (83)                     (83)
31386H MR 9          2,114      2,258                   (189)                    (189)
31386M ZB 9          2,855      2,909                   (104)                    (104)
31386P UJ 0            551        575                    (36)                     (36)
31386R KK 4            805        843                    (55)                     (55)
31387H V5 6            527        557                    (38)                     (38)
31387T X2 5            969        986                    (25)                     (25)
31387U V6 5         72,061     72,627                 (1,158)                  (1,158)
31388M NB 0            260        271                    (15)                     (15)
31388N Q6 6         14,888     14,896                   (443)                    (443)

                                                                                   22
                                17                          20                    NAIC
                    16        FOREIGN    18       19       BOND                  DESIG-
                   BOOK/     EXCHANGE REALIZED   TOTAL   INTEREST/               NATION
                 ADJUSTED      GAIN     GAIN     GAIN      STOCK                   OR
      1          CARRYING     (LOSS)   (LOSS)   (LOSS)   DIVIDENDS      21       MARKET
    CUSIP        VALUE AT       ON       ON       ON     RECEIVED    MATURITY  INDICATOR
IDENTIFICATION DISPOSAL DATE DISPOSAL DISPOSAL DISPOSAL DURING YEAR    DATE       (a)
----------------------------------------------------------------------------------------
31384V ZR 6          1,426                            0         23  08/01/2015     1
31384X 3K 2         15,210                            0        224  06/01/2015     1
31386D UB 4            360                            0          6  12/01/2015     1
31386F YK 5          1,267                            0         20  01/01/2016     1
31387F GV 0          6,433                            0        116  06/01/2016     1
31388C 3E 8         42,223                            0        733  11/01/2016     1
31388C 4X 5          5,097                            0         79  11/01/2016     1
31389G TU 4          1,169                            0         18  02/01/2017     1
31389L D8 9          4,267                            0         68  03/01/2017     1
31389N NB 7          2,199                            0         34  04/01/2017     1
31389V S5 7          4,669                            0         71  05/01/2017     1
31389V SY 4          1,230                            0         19  05/01/2017     1
31389X 6A 6            914                            0         14  05/01/2017     1
31390C AN 6            200                            0          3  03/01/2017     1
31390D HH 0            476                            0          7  04/01/2017     1
31390H CA 1          2,932                            0         46  05/01/2017     1
31390H CH 6            229                            0          4  05/01/2017     1
31390M HB 3          1,775                            0         28  06/01/2017     1
31400S Z9 3        137,210                            0      1,641  04/01/2018     1
31402U TY 8         55,605                            0        631  09/01/2018     1
31403B 3Y 7        201,355                            0      2,224  09/01/2018     1
31403B 3Z 4         52,471                            0        572  09/01/2018     1
313633 UK 3             97                            0          2  07/01/2019     1
31363C MM 8             12                            0          0  11/01/2019     1
31371J L4 4            150                            0          3  06/01/2030     1
31371J XA 7          2,447                            0         45  03/01/2031     1
31371K HY 0         10,801                            0        159  01/01/2032     1
31371K WJ 6        144,362                            0      2,071  12/01/2032     1
31371K XY 2         38,677                            0        543  01/01/2033     1
31371L DH 9        336,256                            0      4,305  10/01/2033     1
31382S GP 0         91,628                            0      1,474  04/01/2029     1
31383P 2X 3            254                            0          4  09/01/2029     1
31383R FV 9          4,043                            0         58  08/01/2029     1
31383W X7 1            141                            0          2  11/01/2029     1
31385H 5B 4        137,835                            0      1,912  02/01/2032     1
31385J GG 7         15,231                            0        232  06/01/2032     1
31385J P5 1         80,466                            0      1,129  10/01/2032     1
31385J RN 0         97,514                            0      1,381  11/01/2032     1
31386E C4 8          1,287                            0         19  04/01/2031     1
31386H CG 4          1,456                            0         23  12/01/2030     1
31386H MR 9          2,068                            0         39  01/01/2031     1
31386M ZB 9          2,805                            0         39  10/01/2030     1
31386P UJ 0            539                            0          9  01/01/2031     1
31386R KK 4            788                            0         12  02/01/2031     1
31387H V5 6            519                            0          8  05/01/2031     1
31387T X2 5            961                            0         15  07/01/2031     1
31387U V6 5         71,469                            0      1,244  07/01/2031     1
31388M NB 0            256                            0          4  09/01/2031     1
31388N Q6 6         14,453                            0        190  01/01/2032     1


                                     QE05.3






                                                                       6
      1                                4                           NUMBER OF
    CUSIP          2          3     DISPOSAL             5         SHARES OF       7           8
IDENTIFICATION DESCRIPTION FOREIGN    DATE      NAME OF PURCHASER    STOCK   CONSIDERATION PAR VALUE
-----------------------------------------------------------------------------------------------------
31389C Q8 5    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   4,985     4,985
31389F J9 4    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 129,069   129,069
31389T VH 2    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  51,136    51,136
31390H ST 3    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     671       671
31390K CM 8    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  30,804    30,804
31390K WQ 7    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   2,497     2,497
31390P GK 7    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  40,295    40,295
31390Y PN 2    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 144,473   144,473
31391F TZ 1    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 377,452   377,452
31391U C5 2    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,686     1,686
31391U J2 2    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   1,940     1,940
31400C 6B 5    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   2,505     2,505
31400F C6 2    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   4,082     4,082
31400H YZ 0    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  16,303    16,303
31400J RY 7    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 171,702   171,702
31400K G3 4    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  34,797    34,797
31400K GZ 3    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   5,629     5,629
31400Q TN 3    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  25,336    25,336
31400R MA 6    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   2,781     2,781
31400R ML 2    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  16,698    16,698
31400R NT 4    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     609       609
31400T B2 2    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                   6,303     6,303
31401A GE 1    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  12,463    12,463
31401B NS 0    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  63,889    63,889
31402Q LZ 2    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  60,835    60,835
31402Q TR 2    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 162,410   162,410
31402X EP 7    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  21,475    21,475
31402Y GF 5    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  75,013    75,013
31403B CG 6    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  11,433    11,433
31403F JF 2    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  11,401    11,401
31403F JW 5    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  12,612    12,612
31404M 6Q 6    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  14,297    14,297
31405A TY 9    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  18,925    18,925
31405A U9 2    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 157,623   157,623
31405D D4 6    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                  20,698    20,698
31406A 6Y 3    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                     295       295
31406D EL 6    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 106,007   106,007
31406D FK 7    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 163,585   163,585
31406M UD 6    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 226,696   226,696
31408E G5 5    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 266,278   266,278
31413Q R4 2    FNMA 30YR           01/01/2009 Various                                    0         0
31414A D5 8    FNMA 30YR           03/01/2009 SCHEDULED REDEMPTION                 239,338   239,338
31414K 6R 6    FNMA 30YR
               ALT-A               03/01/2009 SCHEDULED REDEMPTION               1,353,975 1,353,975
31414K 6S 4    FNMA 30YR
               ALT-A               03/01/2009 SCHEDULED REDEMPTION                 887,561   887,561
31377T VK 9    FNMA 30YR
               MULTI               03/01/2009 SCHEDULED REDEMPTION                   7,591     7,591
31377T VL 7    FNMA 30YR
               MULTI               03/01/2009 SCHEDULED REDEMPTION                   9,036     9,036
31377T WC 6    FNMA 30YR
               MULTI               03/01/2009 SCHEDULED REDEMPTION                   6,792     6,792
31377T WK 8    FNMA 30YR
               MULTI               03/01/2009 SCHEDULED REDEMPTION                  16,306    16,306
31410G NB 5    FNMA 30YR
               10/20 INT           03/01/2009 SCHEDULED REDEMPTION               2,305,410 2,305,410
               FIRST

                                              CHANGE IN BOOK/ADJUSTED CARRYING VALUE
                                      ----------------------------------------------------------
                                                                     13
                               10                                 CURRENT                 15
                           PRIOR YEAR     11           12          YEAR'S      14        TOTAL
                              BOOK/   UNREALIZED     CURRENT     OTHER THAN   TOTAL     FOREIGN
      1                     ADJUSTED   VALUATION     YEAR'S      TEMPORARY  CHANGE IN   EXCHANGE
    CUSIP           9       CARRYING   INCREASE/ (AMORTIZATION)/ IMPAIRMENT B./A.C.V.  CHANGE IN
IDENTIFICATION ACTUAL COST   VALUE    (DECREASE)    ACCRETION    RECOGNIZED (11+12-13) B./A.C.V.
-------------------------------------------------------------------------------------------------
31389C Q8 5          5,022     5,090                        (105)                 (105)
31389F J9 4        132,951   133,648                      (4,579)               (4,579)
31389T VH 2         52,674    53,138                      (2,002)               (2,002)
31390H ST 3            679       687                         (16)                  (16)
31390K CM 8         31,579    33,298                      (2,493)               (2,493)
31390K WQ 7          2,585     2,704                        (207)                 (207)
31390P GK 7         42,134    45,301                      (5,006)               (5,006)
31390Y PN 2        148,819   149,885                      (5,412)               (5,412)
31391F TZ 1        390,545   390,504                     (13,052)              (13,052)
31391U C5 2          1,766     1,896                        (210)                 (210)
31391U J2 2          2,032     2,151                        (211)                 (211)
31400C 6B 5          2,522     2,523                         (18)                  (18)
31400F C6 2          4,109     4,121                         (40)                  (40)
31400H YZ 0         16,413    16,404                        (100)                 (100)
31400J RY 7        175,377   175,511                      (3,809)               (3,809)
31400K G3 4         35,031    35,088                        (291)                 (291)
31400K GZ 3          5,666     5,677                         (49)                  (49)
31400Q TN 3         25,507    25,552                        (216)                 (216)
31400R MA 6          2,800     2,801                         (20)                  (20)
31400R ML 2         16,810    16,827                        (128)                 (128)
31400R NT 4            647       645                         (36)                  (36)
31400T B2 2          6,346     6,354                         (51)                  (51)
31401A GE 1         12,546    12,557                         (94)                  (94)
31401B NS 0         64,408    64,485                        (596)                 (596)
31402Q LZ 2         61,244    61,290                        (455)                 (455)
31402Q TR 2        168,043   169,783                      (7,373)               (7,373)
31402X EP 7         21,757    22,039                        (564)                 (564)
31402Y GF 5         75,974    76,038                      (1,025)               (1,025)
31403B CG 6         11,744    12,086                        (653)                 (653)
31403F JF 2         11,494    11,497                         (95)                  (95)
31403F JW 5         12,714    12,710                         (99)                  (99)
31404M 6Q 6         14,015    14,002                         295                   295
31405A TY 9         18,553    18,532                         393                   393
31405A U9 2        154,519   154,146                       3,477                 3,477
31405D D4 6         20,291    20,250                         448                   448
31406A 6Y 3            299       300                          (5)                   (5)
31406D EL 6        107,365   107,428                      (1,421)               (1,421)
31406D FK 7        165,681   165,647                      (2,061)               (2,061)
31406M UD 6        234,560   235,832                      (9,135)               (9,135)
31408E G5 5        257,832   258,043                       8,235                 8,235
31413Q R4 2              0         0                                                 0
31414A D5 8        251,155   251,053                     (11,715)              (11,715)
31414K 6R 6
                  1,405,595 1,399,858                    (45,883)              (45,883)
31414K 6S 4
                   921,399   919,205                     (31,644)              (31,644)
31377T VK 9
                     7,894     7,855                        (264)                 (264)
31377T VL 7
                     9,365     9,322                        (286)                 (286)
31377T WC 6
                     6,831     6,826                         (34)                  (34)
31377T WK 8
                    16,749    16,690                        (385)                 (385)
31410G NB 5
                 2,304,689 2,304,730                         680                   680



                                                                                   22
                                17                          20                    NAIC
                    16        FOREIGN    18       19       BOND                  DESIG-
                   BOOK/     EXCHANGE REALIZED   TOTAL   INTEREST/               NATION
                 ADJUSTED      GAIN     GAIN     GAIN      STOCK                   OR
      1          CARRYING     (LOSS)   (LOSS)   (LOSS)   DIVIDENDS      21       MARKET
    CUSIP        VALUE AT       ON       ON       ON     RECEIVED    MATURITY  INDICATOR
IDENTIFICATION DISPOSAL DATE DISPOSAL DISPOSAL DISPOSAL DURING YEAR    DATE       (a)
----------------------------------------------------------------------------------------
31389C Q8 5            4,985                          0          59 12/01/2031      1
31389F J9 4          129,069                          0       1,913 01/01/2032      1
31389T VH 2           51,136                          0         760 10/01/2032      1
31390H ST 3              671                          0           8 07/01/2033      1
31390K CM 8           30,804                          0         467 06/01/2032      1
31390K WQ 7            2,497                          0          36 08/01/2032      1
31390P GK 7           40,295                          0         593 08/01/2032      1
31390Y PN 2          144,473                          0       2,053 09/01/2032      1
31391F TZ 1          377,452                          0       5,355 09/01/2032      1
31391U C5 2            1,686                          0          24 01/01/2033      1
31391U J2 2            1,940                          0          28 01/01/2033      1
31400C 6B 5            2,505                          0          30 04/01/2033      1
31400F C6 2            4,082                          0          53 03/01/2033      1
31400H YZ 0           16,303                          0         219 03/01/2033      1
31400J RY 7          171,702                          0       2,126 02/01/2033      1
31400K G3 4           34,797                          0         409 03/01/2033      1
31400K GZ 3            5,629                          0          53 03/01/2033      1
31400Q TN 3           25,336                          0         330 04/01/2033      1
31400R MA 6            2,781                          0          34 04/01/2033      1
31400R ML 2           16,698                          0         227 03/01/2033      1
31400R NT 4              609                          0           9 02/01/2033      1
31400T B2 2            6,303                          0          86 05/01/2033      1
31401A GE 1           12,463                          0         146 04/01/2033      1
31401B NS 0           63,889                          0         829 04/01/2033      1
31402Q LZ 2           60,835                          0         793 08/01/2033      1
31402Q TR 2          162,410                          0       2,295 11/01/2034      1
31402X EP 7           21,475                          0         305 07/01/2033      1
31402Y GF 5           75,013                          0       1,008 10/01/2033      1
31403B CG 6           11,433                          0         170 11/01/2033      1
31403F JF 2           11,401                          0         138 10/01/2033      1
31403F JW 5           12,612                          0         154 10/01/2033      1
31404M 6Q 6           14,297                          0         190 06/01/2034      1
31405A TY 9           18,925                          0         228 06/01/2034      1
31405A U9 2          157,623                          0       2,017 06/01/2034      1
31405D D4 6           20,698                          0         275 07/01/2034      1
31406A 6Y 3              295                          0           4 12/01/2034      1
31406D EL 6          106,007                          0       1,302 12/01/2034      1
31406D FK 7          163,585                          0       2,041 12/01/2034      1
31406M UD 6          226,696                          0       3,359 01/01/2035      1
31408E G5 5          266,278                          0       3,475 01/01/2036      1
31413Q R4 2                0                          0             09/01/2037      1
31414A D5 8          239,338                          0       4,156 11/01/2037      1
31414K 6R 6
                   1,353,975                          0      21,887 01/01/2038      1
31414K 6S 4
                     887,561                          0      11,804 01/01/2038      1
31377T VK 9
                       7,591                          0          97 04/01/2034      1
31377T VL 7
                       9,036                          0         115 04/01/2034      1
31377T WC 6
                       6,792                          0          81 03/01/2034      1
31377T WK 8
                      16,306                          0         203 03/01/2034      1
31410G NB 5
                   2,305,410                          0      32,790 10/01/2037      1



                                     QE05.4

                               SCHEDULE D - PART 4

   Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of
                           During the Current Quarter






                                                                       6
      1                                4                           NUMBER OF
    CUSIP          2          3     DISPOSAL             5         SHARES OF       7           8
IDENTIFICATION DESCRIPTION FOREIGN    DATE      NAME OF PURCHASER    STOCK   CONSIDERATION PAR VALUE
------------------------------------------------------------------------------------------------------
31411V  MZ 9   FNMA 30YR           03/01/2009 SCHEDULED
               10/20 INT                      REDEMPTION
               FIRST                                                               558,805    558,805
31411W  NR 4   FNMA 30YR           03/01/2009 SCHEDULED
               10/20 INT                      REDEMPTION
               FIRST                                                               217,236    217,236
31412A  D6 8   FNMA 30YR           03/01/2009 SCHEDULED
               10/20 INT                      REDEMPTION
               FIRST                                                               258,485    258,485
31359S  J3 5   FNMA_01-19          03/01/2009 SCHEDULED
                                              REDEMPTION                            65,120     65,120
31359S  JT 8   FNMA_01-5           03/01/2009 SCHEDULED
                                              REDEMPTION                            17,638     17,638
31392C  KP 8   FNMA_02-15          03/25/2009 SCHEDULED
                                              REDEMPTION                           139,538    139,538
31392F  P9 2   FNMA_02-82          03/25/2009 SCHEDULED
                                              REDEMPTION                           150,080    150,080
31394A  E2 8   FNMA_04-69          03/01/2009 SCHEDULED
                                              REDEMPTION                           173,434    173,434
31364H  AJ 6   FNSTR_E             03/01/2009 SCHEDULED
                                              REDEMPTION                               815        815
31364H  AM 9   FNSTR_F             03/01/2009 SCHEDULED
                                              REDEMPTION                               312        312
83162C  QD 8   SBAP_06-20C         03/01/2009 SCHEDULED
                                              REDEMPTION                           166,107    166,107
83162C  QN 6   SBAP_06-20I         03/13/2009 Various                           12,564,929 12,006,288
83162C  QP 1   SBAP_06-20J         02/26/2009 BANC OF
                                              AMERICA
                                              SECURITIES LLC                     6,525,940  6,258,018
795485  AA 9   SBM6_86-1           03/01/2009 SCHEDULED
                                              REDEMPTION                               972        972
31374T  C3 1   FNMA 15YR           03/01/2009 SCHEDULED
                                              REDEMPTION                            18,940     18,940
3199999.       Total - Bonds                                                    39,754,202 38,927,640
               - U.S.
               Special
               Revenue &
               Assessment
BONDS - INDUSTRIAL AND MISCELLANEOUS
00432C  AG 6   ACCSS_01            02/25/2009 SCHEDULED
                                              REDEMPTION                            32,868     32,868
004406  AA 2   ACE_06-GP1          03/25/2009 SCHEDULED
                                              REDEMPTION                           175,010    175,010
03062X  AC 0   AMCAR_06-BG         03/06/2009 SCHEDULED
                                              REDEMPTION                           586,642    586,642
024937  AA 2   AMERICAN            03/09/2009 IMPERIAL
               CAPITAL                        CAPITAL LLC
               STRATEGIES
               LTD.                                                              8,883,280 25,000,000
001957  AV 1   AT&T CORP           03/15/2009 MATURED                              450,000    450,000
05947U  C8 9   BACM_05-1           03/01/2009 SCHEDULED
                                              REDEMPTION                                 0          0
05947U  D2 1   BACM_05-1           03/01/2009 SCHEDULED
                                              REDEMPTION                           156,108    156,108
87203R  AA 0   BAE SYSTEMS     F   03/15/2009 Various
               ASSET TRUST                                                          56,839     56,839
084664  BD 2   BERKSHIRE           03/10/2009 BARCLAYS                             987,206
               HATHAWAY                       CAPITAL INC
               FINANCE CORP                                                                   985,000
084664  BG 5   BERKSHIRE           03/06/2009 BROADPOINT                           751,508
               HATHAWAY                       CAPITAL INC
               FINANCE CORP                                                                   735,000
111021  AD 3   BRITISH              2/19/2009 CREDIT SUISSE                      3,783,914
               TELECOMMUNICATIONS             FIRST BOSTON
               PUBLIC          F                                                            3,620,000
07383F  AQ 1   BSCMS_99-C1         03/01/2009 SCHEDULED
                                              REDEMPTION                           670,010    670,010
12189P  AJ 1   BURLINGTON          01/15/2009 SCHEDULED                            142,469
               NORTHERN AND                   REDEMPTION
               SANTE FE  R                                                                    142,469
12189P  AF 9   BURLINGTON          01/02/2009 SCHEDULED
               NORTHERN                       REDEMPTION
               SANTE FE R.                                                         121,594    121,594
12322U  AA 7   BUSHNELL LOAN       01/28/2009 SCHEDULED
               FUND II_08-1A                  REDEMPTION                         1,033,021  1,033,021
144141  CK 2   CAROLINA            03/01/2009 MATURED
               POWER & LIGHT
               CO                                                                3,000,000  3,000,000
14984W  AA 8   CBAC_07-1A          03/01/2009 SCHEDULED
                                              REDEMPTION                           238,805    238,805
172967  AX 9   CITIGROUP INC       03/15/2009 MATURED                            5,000,000  5,000,000
161443  AH 9   CMAOT_05-B          02/15/2009 SCHEDULED
                                              REDEMPTION                           215,082    215,082
14040K  CH 9   COMT_02-1A          01/15/2009 SCHEDULED
                                              REDEMPTION                         4,250,000  4,250,000
22541L  AC 7   CREDIT SUISSE       02/24/2009 CREDIT SUISSE
               FIRST BOSTON                   FIRST BOSTON
               (USA)                                                             5,104,200  5,000,000
12629R  AA 4   CSAMF-4A            01/12/2009 SCHEDULED
                                              REDEMPTION                            44,587     44,587
22540A  3E 6   CSFB_01-CK3         03/01/2009 SCHEDULED
                                              REDEMPTION                           158,154    158,154
22540V  N4 0   CSFB_02-HE11        03/25/2009 SCHEDULED
                                              REDEMPTION                            36,800     36,800
22540A  LK 2   CSFB_99-C1          03/11/2009 SCHEDULED
                                              REDEMPTION                           507,982    507,982
12669F  GX 5   CWHL_03-J13         02/04/2009 Various                            1,608,534  1,668,737
23243N  AF 5   CWL_06-S4           03/01/2009 SCHEDULED
                                              REDEMPTION                           119,075    119,075
126683  AC 5   CWL_06-S5           03/01/2009 SCHEDULED
                                              REDEMPTION                            51,236     51,236
12669R  AB 3   CWL_07-S1           03/01/2009 SCHEDULED
                                              REDEMPTION                           204,387    204,387
12669R  AC 1   CWL_07-S1           03/01/2009 SCHEDULED
                                              REDEMPTION                           204,387    204,387
23322B  CM 8   DLJCM_98-CG1        03/01/2009 SCHEDULED
                                              REDEMPTION                           439,789    439,789
264399  DL 7   DUKE ENERGY         01/01/2009 MATURED
               CAROLINAS
               LLC                                                               1,250,000  1,250,000

                                              CHANGE IN BOOK/ADJUSTED CARRYING VALUE
                                      ----------------------------------------------------------
                                                                     13
                               10                                 CURRENT                 15
                           PRIOR YEAR     11           12          YEAR'S      14        TOTAL
                              BOOK/   UNREALIZED     CURRENT     OTHER THAN   TOTAL     FOREIGN
      1                     ADJUSTED   VALUATION     YEAR'S      TEMPORARY  CHANGE IN   EXCHANGE
    CUSIP           9       CARRYING   INCREASE/ (AMORTIZATION)/ IMPAIRMENT B./A.C.V.  CHANGE IN
IDENTIFICATION ACTUAL COST   VALUE    (DECREASE)    ACCRETION    RECOGNIZED (11+12-13) B./A.C.V.
------------------------------------------------------------------------------------------------
31411V  MZ 9

                   544,617    546,521                     12,284                12,284
31411W  NR 4

                   211,686    212,360                      4,875                 4,875
31412A  D6 8

                   251,963    252,759                      5,726                 5,726
31359S  J3 5
                    68,325     68,251                     (3,132)               (3,132)
31359S  JT 8
                    17,847     17,843                       (205)                 (205)
31392C  KP 8
                   140,639    139,538                                                0
31392F  P9 2
                   150,127    150,080                                                0
31394A  E2 8
                   180,968    183,397                     (9,963)               (9,963)
31364H  AJ 6
                       742        803                         12                    12
31364H  AM 9
                       325        312                                                0
83162C  QD 8
                   164,290    164,411                      1,696                 1,696
83162C  QN 6    12,006,288 12,006,288                                                0
83162C  QP 1

                 6,258,018  6,258,018                                                0
795485  AA 9
                       956        972                                                0
31374T  C3 1
                    18,952     18,950                        (10)                  (10)
3199999.        39,161,131 39,183,990         0         (256,350)        0    (256,350)        0




BONDS - INDUSTRIAL AND MISCELLANEOUS
00432C  AG 6
                    32,540     32,859                         10                    10
004406  AA 2
                   175,010    175,010                                                0
03062X  AC 0
                   575,367    582,619                      4,023                 4,023
024937  AA 2


                24,989,500 24,992,169                        267                   267
001957  AV 1       422,042    449,077                        923                   923
05947U  C8 9
                         0          0                                                0
05947U  D2 1
                   153,712    154,676                      1,432                 1,432
87203R  AA 0
                    59,276    111,403                     (3,211)               (3,211)
084664  BD 2

                   983,900    983,918                         45                    45
084664  BG 5

                   732,948    732,980                         76                    76
111021  AD 3

                 3,915,593  3,704,503                     (5,663)               (5,663)
07383F  AQ 1
                   690,424    670,335                       (325)                 (325)
12189P  AJ 1

                   142,469    142,469                                                0
12189P  AF 9

                   143,386    136,230                    (14,636)              (14,636)
12322U  AA 7
                 1,033,021  1,033,021                                                0
144141  CK 2

                 2,884,140  2,996,932                      3,068                 3,068
14984W  AA 8
                   238,725    238,755                         50                    50
172967  AX 9     4,974,100  4,999,166                        834                   834
161443  AH 9
                   214,040    215,024                         59                    59
14040K  CH 9
                 4,020,234  4,241,500                      8,500                 8,500
22541L  AC 7

                 5,396,450  5,159,132                     (7,577)               (7,577)
12629R  AA 4
                    44,729     44,633                        (46)                  (46)
22540A  3E 6
                   172,771    161,773                     (3,619)               (3,619)
22540V  N4 0
                    36,800     36,800                                                0
22540A  LK 2
                   590,033    514,970                     (6,987)               (6,987)
12669F  GX 5     1,653,093  1,655,272                        171                   171
23243N  AF 5
                   119,073    119,074                          1                     1
126683  AC 5
                    51,235     51,235                          1                     1
12669R  AB 3
                   204,385    204,386                          1                     1
12669R  AC 1
                   204,377    204,381                          6                     6
23322B  CM 8
                   488,956    441,480                     (1,690)               (1,690)
264399  DL 7

                 1,187,038  1,250,000                                                0


                                                                                           22
                                17                                  20                    NAIC
                    16        FOREIGN      18           19         BOND                  DESIG-
                   BOOK/     EXCHANGE   REALIZED       TOTAL     INTEREST/               NATION
                 ADJUSTED      GAIN       GAIN         GAIN        STOCK                   OR
      1          CARRYING     (LOSS)     (LOSS)       (LOSS)     DIVIDENDS     21        MARKET
    CUSIP        VALUE AT       ON         ON           ON       RECEIVED   MATURITY   INDICATOR
IDENTIFICATION DISPOSAL DATE DISPOSAL   DISPOSAL     DISPOSAL   DURING YEAR   DATE        (A)
--------------------------------------  ----------------------  --------------------------------
31411V  MZ 9

                     558,805                                  0     7,678   05/01/2037      1
31411W  NR 4

                     217,236                                  0     2,543   04/01/2037      1
31412A  D6 8

                     258,485                                  0     3,348   05/01/2037      1
31359S  J3 5
                      65,120                                  0       955   05/01/2031      1
31359S  JT 8
                      17,638                                  0       275   03/01/2031      1
31392C  KP 8
                     139,538                                  0       367   04/25/2032      1
31392F  P9 2
                     150,080                                  0       334   12/25/2032      1
31394A  E2 8
                     173,434                                  0     2,617   05/01/2033      1
31364H  AJ 6
                         815                                  0        10   09/01/2010      1
31364H  AM 9
                         312                                  0         5   05/01/2009      1
83162C  QD 8
                     166,107                                  0     4,691   03/01/2026    1FE
83162C  QN 6      12,006,288               558,641      558,641   365,404   09/01/2026    1FE
83162C  QP 1

                   6,258,018               267,921      267,921   141,890   10/01/2026    1FE
795485  AA 9
                         972                                  0        13   12/01/2011    1FE
31374T  C3 1
                      18,940                                  0       254   09/01/2013      1
3199999.          38,927,640       0       826,562      826,562   777,012        XXX      XXX




BONDS - INDUSTRIAL AND MISCELLANEOUS
00432C  AG 6
                      32,868                                  0       253   05/25/2034    1FE
004406  AA 2
                     175,010                                  0       219   02/25/2031    1FE
03062X  AC 0
                     586,642                                  0     6,842   10/06/2011    2FE
024937  AA 2


                  24,992,436           (16,109,156) (16,109,156)  955,723   08/01/2012    3FE
001957  AV 1         450,000                                  0    13,500   03/15/2009    1FE
05947U  C8 9
                           0                                  0             11/01/2042    1FE
05947U  D2 1
                     156,108                                  0     1,752   11/01/2042    1FE
87203R  AA 0
                      56,839                                  0     1,892   09/15/2013    2FE
084664  BD 2

                     983,963                 3,243        3,243    14,852   05/15/2013    1FE
084664  BG 5

                     733,055                18,453       18,453    21,948   08/15/2013    1FE
111021  AD 3

                   3,698,840                85,074       85,074    56,808   12/15/2010    2FE
07383F  AQ 1
                     670,010                                  0     5,093   02/01/2031    1FE
12189P  AJ 1

                     142,469                                  0     4,792   07/15/2022    1FE
12189P  AF 9

                     121,594                                  0     4,602   01/02/2021    1FE
12322U  AA 7
                   1,033,021                                  0    14,563   10/28/2015    1FE
144141  CK 2

                   3,000,000                                  0    89,250   03/01/2009    1FE
14984W  AA 8
                     238,805                                  0     3,259   07/01/2039    1FE
172967  AX 9       5,000,000                                  0   155,000   03/15/2009    1FE
161443  AH 9
                     215,082                                  0     1,361   06/15/2012    1FE
14040K  CH 9
                   4,250,000                                  0     6,569   11/15/2011    1FE
22541L  AC 7

                   5,151,555               (47,355)     (47,355)  200,417   01/15/2012    1FE
12629R  AA 4
                      44,587                                  0       571   06/09/2016    1FE
22540A  3E 6
                     158,154                                  0     2,283   06/01/2034    1FE
22540V  N4 0
                      36,800                                  0       147   10/25/2032    1FE
22540A  LK 2
                     507,982                                  0     8,399   09/11/2041    1FE
12669F  GX 5       1,655,442               (46,908)     (46,908)   15,671   01/01/2019    1FE
23243N  AF 5
                     119,075                                  0     1,560   07/01/2034    2FE
126683  AC 5
                      51,236                                  0       707   06/01/2035    5FE
12669R  AB 3
                     204,387                                  0     2,618   11/01/2036    4FE
12669R  AC 1
                     204,387                                  0     2,712   11/01/2036    4FE
23322B  CM 8
                     439,789                                  0     5,647   06/01/2031    1FE
264399  DL 7

                   1,250,000                                  0    33,594   01/01/2009    1FE


                                     QE05.5

                               SCHEDULE D - PART 4

   Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of
                           During the Current Quarter






                                                                       6
      1                                4                           NUMBER OF
    CUSIP          2          3     DISPOSAL             5         SHARES OF       7           8
IDENTIFICATION DESCRIPTION FOREIGN    DATE      NAME OF PURCHASER    STOCK   CONSIDERATION PAR VALUE
-----------------------------------------------------------------------------------------------------
294751 BP 6    EQABS_02-5          03/01/2009 SCHEDULED REDEMPTION                 132,933    132,933
31865Q AH 4    FARGT_03-2          03/15/2009 SCHEDULED REDEMPTION                 115,869    115,869
31331F AU 5    FEDERAL
               EXPRESS
               CORP 1997
               PASS THR            01/15/2009 SCHEDULED REDEMPTION                 112,245    112,245
35729P AK 6    FHLT_02-2           03/25/2009 SCHEDULED REDEMPTION                 565,719    565,719
35729P AT 7    FHLT_03-1           02/25/2009 SCHEDULED REDEMPTION                  51,630     51,630
350259 AA 5    FOSTERS
               FINANCE
               CORPORATION    F    03/13/2009 STIFEL, NICOLAUS & CO              5,549,610  5,500,000
337378 AB 9    FUNBC_99-C4         03/01/2009 SCHEDULED REDEMPTION                 272,043    272,043
337366 AB 4    FUNCM_99-C2         01/01/2009 SCHEDULED REDEMPTION                 323,584    323,584
337366 AE 8    FUNCM_99-C2         03/01/2009 SCHEDULED REDEMPTION               3,000,000  3,000,000
36158Y AB 5    GECMC_00-1          03/01/2009 SCHEDULED REDEMPTION                  76,348     76,348
361849 QE 5    GMACC_01-C1         03/01/2009 SCHEDULED REDEMPTION                   9,012      9,012
361849 CP 5    GMACC_97-C2         03/01/2009 SCHEDULED REDEMPTION                  31,406     31,406
38141M MP 3    GOLDMAN
               SACHS GROUP
               INC. (THE)          02/25/2009 MATURED                            3,000,000  3,000,000
393505 KD 3    GT_95-9             03/15/2009 SCHEDULED REDEMPTION                  74,939     74,939
449182 BL 7    HART_05-A           03/15/2009 SCHEDULED REDEMPTION                 130,797    130,797
449182 BN 3    HART_05-A           03/15/2009 SCHEDULED REDEMPTION               1,066,698  1,066,698
22541N HH 5    HEAT_02-3           03/25/2009 SCHEDULED REDEMPTION                 252,603    252,603
441812 GE 8    HOUSEHOLD
               FINANCE
               CORPORATION         02/01/2009 MATURED                            2,000,000  2,000,000
403914 AB 0    HSBC USA
               INC                 03/01/2009 MATURED                              300,000    300,000
449670 BB 3    IMCHE_96-2          03/01/2009 SCHEDULED REDEMPTION                  14,757     14,757
464187 AF 0    IRWHE_02-A          03/01/2009 SCHEDULED REDEMPTION                 104,556    104,556
244217 BG 9    JOHN DEERE
               CAPITAL
               CORP                03/04/2009 Various                              161,101    150,000
24422E QQ 5    JOHN DEERE
               CAPITAL
               CORPORATION         02/09/2009 BARCLAYS CAPITAL INC              14,952,940 15,000,000
617059 EU 0    JPMC_98-C6          03/01/2009 SCHEDULED REDEMPTION               2,400,848  2,400,848
46625M 2L 2    JPMCC_04-
               CB8                 03/01/2009 SCHEDULED REDEMPTION                  27,059     27,059
46625Y TY 9    JPMCC_05-
               LDP4                03/01/2009 SCHEDULED REDEMPTION                  65,329     65,329
49725V AA 0    KIOWA POWER
               PARTNERS
               LLC SER A           03/30/2009 SCHEDULED REDEMPTION                 194,242    194,242
493268 BB 1    KSLT_01-A           03/27/2009 SCHEDULED REDEMPTION                  73,236     73,236
493268 BG 0    KSLT_02-A           02/27/2009 SCHEDULED REDEMPTION                 109,621    109,621
501773 CS 2    LBCMT_99-C1         03/01/2009 SCHEDULED REDEMPTION               2,862,645  2,862,645
86359D UE 5    LBSBC_05-2A         01/01/2009 SCHEDULED REDEMPTION                  15,959     15,959
52520V AB 9    LBSBC_06-2A         03/01/2009 SCHEDULED REDEMPTION                 927,303    927,303
52108H LG 7    LBUBS_02-C4         03/11/2009 SCHEDULED REDEMPTION                  84,442     84,442
52521R CN 9    LMT_07-5            03/01/2009 SCHEDULED REDEMPTION                 458,455    458,455
52524P AN 2    LXS_07-6            03/01/2009 SCHEDULED REDEMPTION                 563,122    563,122
55262T EC 3    MBNAM_99-B          03/15/2009 SCHEDULED REDEMPTION               7,250,000  7,250,000
590188 JP 4    MERRILL
               LYNCH & CO.
               INC                 02/17/2009 MATURED                            3,000,000  3,000,000
57117P AH 7    MLR_06-1A           02/15/2009 SCHEDULED REDEMPTION                  57,941     57,941
61746R AG 6    MSAC_02-NC6         03/25/2009 SCHEDULED REDEMPTION                 383,439    383,439
617451 CM 9    MSC_06-T21          03/01/2009 SCHEDULED REDEMPTION                  72,749     72,749
61745M NR 0    MSC_99-LIFE         03/01/2009 SCHEDULED REDEMPTION               1,274,506  1,274,506
61746W GB 0    MSDWC_01-
               TOP1                03/01/2009 SCHEDULED REDEMPTION                  30,529     30,529
61746W HF 0    MSDWC_01-
               TOP3                03/01/2009 SCHEDULED REDEMPTION                  34,464     34,464
61746W WT 3    MSDWC_02-
               IQ3                 03/01/2009 Various                               80,927     80,927
655042 AC 3    NOBLE
               DRILLING
               CORP                03/15/2009 MATURED                              250,000    250,000
674135 DM 7    OAK_98-B            03/01/2009 SCHEDULED REDEMPTION                  36,542     36,542
67773# AD 2    OHIO VALLEY
               ELECTRIC
               CORP                02/15/2009 SCHEDULED REDEMPTION                 313,006    313,006
74438W AB 2    PMCF_01-
               ROCK                03/01/2009 SCHEDULED REDEMPTION                  86,887     86,887
69348H BK 3    PNCMA_00-C1         03/01/2009 SCHEDULED REDEMPTION                 467,909    467,909

                                              CHANGE IN BOOK/ADJUSTED CARRYING VALUE
                                      ----------------------------------------------------------
                                                                     13
                               10                                 CURRENT                 15
                           PRIOR YEAR     11           12          YEAR'S      14        TOTAL
                              BOOK/   UNREALIZED     CURRENT     OTHER THAN   TOTAL     FOREIGN
      1                     ADJUSTED   VALUATION     YEAR'S      TEMPORARY  CHANGE IN   EXCHANGE
    CUSIP           9       CARRYING   INCREASE/ (AMORTIZATION)/ IMPAIRMENT B./A.C.V.  CHANGE IN
IDENTIFICATION ACTUAL COST   VALUE    (DECREASE)    ACCRETION    RECOGNIZED (11+12-13) B./A.C.V.
------------------------------------------------------------------------------------------------
294751 BP 6        132,933    132,933                                               0
31865Q AH 4        115,869    115,869                                               0
31331F AU 5


                   119,594    116,411                    (4,166)               (4,166)
35729P AK 6        563,244    560,060                     5,659                 5,659
35729P AT 7         51,589     51,630                                               0
350259 AA 5

                 5,770,134  5,589,894                    (7,400)               (7,400)
337378 AB 9        305,846    275,730                    (3,687)               (3,687)
337366 AB 4        329,126    323,705                      (122)                 (122)
337366 AE 8      3,044,994  3,002,538                    (2,538)               (2,538)
36158Y AB 5         78,629     76,889                      (542)                 (542)
361849 QE 5          9,944      9,349                      (337)                 (337)
361849 CP 5         32,024     31,406                                               0
38141M MP 3

                 2,951,160  2,998,827                     1,173                 1,173
393505 KD 3         77,398     75,054                      (115)                 (115)
449182 BL 7        130,773    130,795                         3                     3
449182 BN 3      1,066,538  1,066,686                        12                    12
22541N HH 5        252,603    252,603                                               0
441812 GE 8

                 1,921,100  1,998,921                     1,079                 1,079
403914 AB 0
                   315,715    300,516                      (516)                 (516)
449670 BB 3         15,308     15,089                      (332)                 (332)
464187 AF 0        104,527    104,556                                               0
244217 BG 9

                   171,174    158,725                      (397)                 (397)
24422E QQ 5

                14,890,000 14,904,828                     2,253                 2,253
617059 EU 0      2,624,160  2,423,581                   (22,733)              (22,733)
46625M 2L 2
                    25,196     25,610                     1,450                 1,450
46625Y TY 9
                    65,654     65,433                      (103)                 (103)
49725V AA 0

                   194,242    194,242                                               0
493268 BB 1         72,261     73,105                       131                   131
493268 BG 0        109,621    109,621                                               0
501773 CS 2      2,949,083  2,864,949                    (2,304)               (2,304)
86359D UE 5         15,957     15,957                         2                     2
52520V AB 9        927,259    927,264                        39                    39
52108H LG 7         84,862     84,568                      (125)                 (125)
52521R CN 9        463,140    289,465                    168,990               168,990
52524P AN 2        570,337    568,467                    (5,345)               (5,345)
55262T EC 3      6,788,379  7,223,381                    26,619                 26,619
590188 JP 4

                 2,951,700  2,999,018                       982                   982
57117P AH 7         57,938     57,939                         1                     1
61746R AG 6        378,627    382,550                       889                   889
617451 CM 9         72,928     72,815                       (67)                  (67)
61745M NR 0      1,461,842  1,287,086                   (12,580)              (12,580)
61746W GB 0
                    30,927     30,927                      (398)                 (398)
61746W HF 0
                    37,024     35,208                      (745)                 (745)
61746W WT 3
                    81,356    107,601                      (210)                 (210)
655042 AC 3

                   279,309    251,142                    (1,142)               (1,142)
674135 DM 7         36,526     36,542                                               0
67773# AD 2

                   313,006    313,006                                               0
74438W AB 2
                    88,666     87,490                      (602)                 (602)
69348H BK 3        534,933    477,574                    (9,665)               (9,665)


                                                                                   22
                                17                          20                    NAIC
                    16        FOREIGN    18       19       BOND                  DESIG-
                   BOOK/     EXCHANGE REALIZED   TOTAL   INTEREST/               NATION
                 ADJUSTED      GAIN     GAIN     GAIN      STOCK                   OR
      1          CARRYING     (LOSS)   (LOSS)   (LOSS)   DIVIDENDS      21       MARKET
    CUSIP        VALUE AT       ON       ON       ON     RECEIVED    MATURITY  INDICATOR
IDENTIFICATION DISPOSAL DATE DISPOSAL DISPOSAL DISPOSAL DURING YEAR    DATE       (A)
----------------------------------------------------------------------------------------
294751 BP 6          132,933                         0        1,736 11/01/2032       1FE
31865Q AH 4          115,869                         0          845 09/15/2010       2FE
31331F AU 5

                     112,245                         0        4,209 01/15/2018         1
35729P AK 6          565,719                         0        2,626 10/25/2033       1FE
35729P AT 7           51,630                         0          327 02/25/2033       2FE
350259 AA 5

                   5,582,494          (32,884) (32,884)      97,682 06/15/2011       2FE
337378 AB 9          272,043                         0        4,974 12/01/2031       1FE
337366 AB 4          323,584                         0        1,792 06/01/2031       1FE
337366 AE 8        3,000,000                         0       39,162 06/01/2031       1FE
36158Y AB 5           76,348                         0          954 01/01/2033       1FE
361849 QE 5            9,012                         0          138 04/01/2034       1FE
361849 CP 5           31,406                         0          533 04/01/2029       1FE
38141M MP 3

                   3,000,000                         0       97,500 02/25/2009       1FE
393505 KD 3           74,939                         0        1,197 01/15/2026       1FE
449182 BL 7          130,797                         0        1,223 02/15/2012       1FE
449182 BN 3        1,066,698                         0       10,566 02/15/2012       1FE
22541N HH 5          252,603                         0        1,047 02/25/2033       3FE
441812 GE 8

                   2,000,000                         0       58,750 02/01/2009       1FE
403914 AB 0
                     300,000                         0        9,938 03/01/2009       1FE
449670 BB 3           14,757                         0          260 07/01/2026       1FE
464187 AF 0          104,556                         0        1,699 05/01/2032       1FE
244217 BG 9

                     158,328            2,772    2,772        4,753 03/15/2012       1FE
24422E QQ 5

                  14,907,081           45,859   45,859      240,171 04/03/2013       1FE
617059 EU 0        2,400,848                         0       41,889 01/01/2030       1FE
46625M 2L 2
                      27,059                         0          253 01/01/2039       1FE
46625Y TY 9
                      65,329                         0          712 10/01/2042       1FE
49725V AA 0

                     194,242                         0        2,336 12/30/2013       2FE
493268 BB 1           73,236                         0          361 06/29/2037       1FE
493268 BG 0          109,621                         0          803 11/30/2032       1FE
501773 CS 2        2,862,645                         0       44,797 06/01/2031       1FE
86359D UE 5           15,959                         0          147 09/01/2030       1FE
52520V AB 9          927,303                         0       10,939 09/01/2036       1FE
52108H LG 7           84,442                         0          775 09/11/2026       1FE
52521R CN 9          458,455                         0        7,171 06/01/2037       2FE
52524P AN 2          563,122                         0        8,307 05/01/2037       1FE
55262T EC 3        7,250,000                         0      112,375 08/15/2011       1FE
590188 JP 4

                   3,000,000                         0       90,000 02/17/2009       1FE
57117P AH 7           57,941                         0          648 09/16/2013       1FE
61746R AG 6          383,439                         0        1,582 11/25/2032       1FE
617451 CM 9           72,749                         0          807 10/01/2052       1FE
61745M NR 0        1,274,506                         0       19,222 04/01/2033       1FE
61746W GB 0
                      30,529                         0          458 02/01/2033       1FE
61746W HF 0
                      34,464                         0          495 07/01/2033       1FE
61746W WT 3
                      80,927                         0          902 09/01/2037       1FE
655042 AC 3

                     250,000                         0        8,688 03/15/2009       1FE
674135 DM 7           36,542                         0          511 03/01/2017       1FE
67773# AD 2

                     313,006                         0        9,077 02/15/2026        2
74438W AB 2
                      86,887                         0        1,296 05/01/2034       1FE
69348H BK 3          467,909                         0        8,406 02/01/2010       1FE


                                     QE05.6

                               SCHEDULE D - PART 4

   Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of
                           During the Current Quarter






                                                                       6
      1                                4                           NUMBER OF
    CUSIP          2          3     DISPOSAL             5         SHARES OF       7             8
IDENTIFICATION DESCRIPTION FOREIGN    DATE      NAME OF PURCHASER    STOCK   CONSIDERATION   PAR VALUE
--------------------------------------------------------------------------------------------------------
73664# AA 8    PORTLAND
               NATURAL GAS
               TRANSMISSION        03/30/2009 SCHEDULED REDEMPTION                  70,364        70,364
74160M DK 5    PRIME_04-CL1        03/01/2009 SCHEDULED REDEMPTION                  53,175        53,175
75970J AX 4    RAMC_07-1           03/01/2009 SCHEDULED REDEMPTION                 771,290       771,290
760985 FA 4    RAMP_01-RS3         03/01/2009 SCHEDULED REDEMPTION                 107,668       107,668
760985 GQ 8    RAMP_02-RS1         03/01/2009 SCHEDULED REDEMPTION                  18,218        18,218
86359A PY 3    SASC_03-BC2         03/25/2009 SCHEDULED REDEMPTION                 160,767       160,767
805564 GS 4    SAST_00-3           03/01/2009 Various                               50,904        50,904
83162C NX 7    SBAP_04-20H         02/01/2009 SCHEDULED REDEMPTION                 323,536       323,536
83162C PR 8    SBAP_05-20G         01/01/2009 SCHEDULED REDEMPTION                 400,435       400,435
83162C PS 6    SBAP_05-20H         02/01/2009 SCHEDULED REDEMPTION                 134,871       134,871
83162C QX 4    SBAP_07-20C         03/01/2009 SCHEDULED REDEMPTION                 560,406       560,406
83162C QY 2    SBAP_07-20D         03/26/2009 Various                            8,450,591     8,107,272
79548C BH 8    SBM7_01-C1          03/01/2009 SCHEDULED REDEMPTION                  99,160        99,160
79549A JJ 9    SBM7_01-C2          03/01/2009 SCHEDULED REDEMPTION                  69,636        69,636
82567D AE 4    SHURGARD
               STORAGE
               CENTER INC          02/12/2009 TENDER TRANSACTION                 2,000,000     2,000,000
84860R AA 1    SPMF_06-1A          03/01/2009 SCHEDULED REDEMPTION                  51,289        51,289
85458# AA 2    STANLEY
               ACCOUNT
               VALUE PLAN
               TRUST               03/30/2009 SCHEDULED REDEMPTION                  14,616        14,616
866348 AA 3    SUMM_02-1           03/12/2009 SCHEDULED REDEMPTION                 227,841       227,841
878742 AE 5    TECK
               COMINCO
               LIMITED        A    03/26/2009 Various                            1,918,500     3,900,000
89352L AE 0    TRANSCANADA
               PIPELINES
               LTD            A    01/21/2009 MATURED                            2,750,000     2,750,000
90783X AA 9    UNION
               PACIFIC
               2007-3 PASS
               THROUGH             01/02/2009 SCHEDULED REDEMPTION                 500,366       500,366
92344G AT 3    VERIZON
               GLOBAL
               FUNDING
               CORPORATION         01/20/2009 STIFEL, NICOLAUS & CO                751,982       700,000
924172 D@ 5    VERMONT
               TRANSCO LLC
               SERIES L
               FMB                 01/01/2009 SCHEDULED REDEMPTION                  11,991        11,991
863572 L9 2    WAMU_00-1           03/25/2009 SCHEDULED REDEMPTION                  29,604        29,604
929766 BJ 1    WBCMT_02-C2         03/01/2009 SCHEDULED REDEMPTION                  93,420        93,420
929766 B8 5    WBCMT_05-C17        03/01/2009 SCHEDULED REDEMPTION                 130,309       130,309
92976B FP 2    WBCMT_06-C24        03/01/2009 SCHEDULED REDEMPTION                  41,256        41,256
94985F AA 6    WFALT_07-PA2        03/01/2009 SCHEDULED REDEMPTION                 320,529       320,529
949837 AA 6    WFMBS_07-10         03/01/2009 SCHEDULED REDEMPTION                 687,436       687,436
98472# AF 6    YANCEY BROS
               CO SENIOR                      HIMCO OPERATIONAL
               SECURED             02/17/2009 TRANSACTION                       11,625,000    12,500,000
3899999        Total - Bonds - Industrial & Miscellaneous                      126,108,595   144,446,239
BONDS - CREDIT TENANT LOANS
93114CAA  9    LEHMAN C.P.
               INC.
               WAL-MART
               LEASE-BK            03/10/2009 SCHEDULED REDEMPTION                 176,109       176,109
4199999        Total - Bonds - Credit Tenant Loans                                 176,109       176,109
BONDS - HYBRUD SECURITIES
125577AX  4    CIT GROUP INC       01/07/2009 Various                              508,650     1,447,000
4899999        Total - Bonds - Hybrid Securities                                   508,650     1,447,000
8399997        Total - Bonds - Part 4                                        5,321,093,242 5,091,925,917
8399999        Total - Bonds                                                 5,321,093,242 5,091,925,917
9999999        Total - Bonds, Preferred and Common Stocks                    5,321,093,242           XXX

                                                   CHANGE IN BOOK/ADJUSTED CARRYING VALUE
                                           ------------------------------------------------------------
                                                                          13
                                   10                                  CURRENT                   15
                               PRIOR YEAR      11           12          YEAR'S       14         TOTAL
                                  BOOK/    UNREALIZED     CURRENT     OTHER THAN    TOTAL      FOREIGN
      1                         ADJUSTED    VALUATION     YEAR'S      TEMPORARY   CHANGE IN    EXCHANGE
    CUSIP            9          CARRYING    INCREASE/ (AMORTIZATION)/ IMPAIRMENT  B./A.C.V.   CHANGE IN
IDENTIFICATION  ACTUAL COST      VALUE     (DECREASE)    ACCRETION    RECOGNIZED  (11+12-13)  B./A.C.V.
--------------------------------------------------------------------------------------------------------
73664# AA 8
                      70,364        70,364                                                0
74160M DK 5           54,573        54,450                    (1,275)                (1,275)
75970J AX 4          771,282       771,287                         2                      2
760985 FA 4          112,900       110,899                    (3,231)                (3,231)
760985 GQ 8           17,766        17,889                       328                     328
86359A PY 3          156,899       160,606                       161                     161
805564 GS 4           54,749        80,092                     (593)                   (593)
83162C NX 7          323,941       323,959                     (423)                   (423)
83162C PR 8          378,744       378,414                    22,021                 22,021
83162C PS 6          130,340       130,270                     4,601                  4,601
83162C QX 4          560,406       560,406                                                0
83162C QY 2        8,107,272     8,107,272                                                0
79548C BH 8          102,780       100,412                    (1,253)                (1,253)
79549A JJ 9           76,283        71,668                    (2,032)                (2,032)
82567D AE 4

                   2,104,247     2,104,119                    (5,215)                (5,215)
84860R AA 1           51,273        51,275                        14                     14
85458# AA 2


                      14,616        14,616                                                0
866348 AA 3          227,841       227,841                                                0
878742 AE 5

                   1,548,008     1,549,976                     1,541                  1,541
89352L AE 0

                   2,726,983     2,749,689                       311                    311
90783X AA 9


                     500,366       500,366                                                0
92344G AT 3


                     791,784       741,664                      (624)                  (624)
924172 D@ 5


                      11,991        11,991                                                0
863572 L9 2           29,604        29,604                                                0
929766 BJ 1           93,417        93,419                         1                      1
929766 B8 5          130,956       130,449                      (140)                  (140)
92976B FP 2           41,462        41,493                      (238)                  (238)
94985F AA 6          313,731       314,186                      6,343                 6,343
949837 AA 6          674,009       675,634                     11,802                11,802
98472# AF 6

                  12,500,000    12,500,000                                                0
3899999          142,873,107   142,407,647          0         140,923          0    140,923           0
BONDS - CREDIT TENANT LOANS
93114CAA  9


                     200,389       191,371                   (15,262)               (15,262)
4199999              200,389       191,371          0        (15,262)          0    (15,262)          0
BONDS - HYBRUD SECURITIES
125577AX  4          403,260       403,511          4             (4)                    (0)
4899999              403,260       403,511          4             (4)          0         (0)          0
8399997        5,306,927,337 2,640,379,149          4     (1,115,817)          0 (1,115,814) 30,181,311
8399999        5,306,927,337 2,640,379,149          4     (1,115,817)          0 (1,115,814) 30,181,311
9999999        5,306,927,337 2,640,379,149          4     (1,115,817)          0 (1,115,814) 30,181,311



                                                                                             22
                                 17                                   20                    NAIC
                    16         FOREIGN       18           19         BOND                  DESIG-
                   BOOK/      EXCHANGE    REALIZED       TOTAL     INTEREST/               NATION
                 ADJUSTED       GAIN        GAIN         GAIN        STOCK                   OR
      1          CARRYING      (LOSS)      (LOSS)       (LOSS)     DIVIDENDS      21       MARKET
    CUSIP        VALUE AT        ON          ON           ON       RECEIVED    MATURITY  INDICATOR
IDENTIFICATION DISPOSAL DATE  DISPOSAL    DISPOSAL     DISPOSAL   DURING YEAR    DATE       (A)
--------------------------------------------------------------------------------------------------
73664# AA 8

                      70,364                                   0        1,038  12/31/2018        2
74160M DK 5           53,175                                   0          756  02/01/2034      1FE
75970J AX 4          771,290                                   0       10,327  04/01/2037      1FE
760985 FA 4          107,668                                   0        1,443  10/01/2031      2FE
760985 GQ 8           18,218                                   0          240  01/01/2032      1FE
86359A PY 3          160,767                                   0          517  02/25/2033      1FE
805564 GS 4           50,904                                   0        1,108  12/01/2030      1FE
83162C NX 7          323,536                                   0        8,563  08/01/2024      1FE
83162C PR 8          400,435                                   0        9,603  07/01/2025      1FE
83162C PS 6          134,871                                   0        3,498  08/01/2025      1FE
83162C QX 4          560,406                                   0       14,760  03/01/2027      1FE
83162C QY 2        8,107,272                343,319      343,319      209,545  04/01/2027      1FE
79548C BH 8           99,160                                   0        1,440  12/01/2035      1FE
79549A JJ 9           69,636                                   0          945  10/01/2011      1FE
82567D AE 4

                   2,098,904                (98,904)     (98,904)      73,194  02/22/2011      1FE
84860R AA 1           51,289                                   0          657  03/01/2024      2FE
85458# AA 2


                      14,616                                   0          197  12/31/2009        1
866348 AA 3          227,841                                   0          613  08/12/2047      1FE
878742 AE 5

                   1,551,517                366,983      366,983      119,182  10/01/2035      3FE
89352L AE 0

                   2,750,000                                   0       59,492  01/21/2009      1FE
90783X AA 9


                     500,366                                   0       15,451  01/02/2031      1FE
92344G AT 3


                     741,039                 10,943       10,943       20,363  09/01/2012      1FE
924172 D@ 5


                      11,991                                   0          219  04/01/2018        1
863572 L9 2           29,604                                   0          118  01/25/2040      1FE
929766 BJ 1           93,420                                   0          856  11/01/2034      1FE
929766 B8 5          130,309                                   0        1,402  03/01/2042      1FE
92976B FP 2           41,256                                   0          513  03/01/2045      1FE
94985F AA 6          320,529                                   0        4,383  06/01/2037      3FE
949837 AA 6          687,436                                   0        9,843  07/01/2037      1FE
98472# AF 6

                  12,500,000               (875,000)    (875,000)     322,628  09/30/2015        3
3899999          142,442,157          0 (16,333,562) (16,333,562)   3,480,539     XXX          XXX
BONDS - CREDIT TENANT LOANS
93114CAA  9


                     176,109                                   0        3,408  01/10/2017        1
4199999              176,109          0           0            0        3,408     XXX          XXX
BONDS - HYBRUD SECURITIES
125577AX  4          403,511                105,139      105,139       28,294  03/15/2067      3FE
4899999              403,511          0     105,139      105,139       28,294     XXX          XXX
8399997        5,304,653,879 46,702,821 (30,263,457)  16,439,364   25,541,037     XXX          XXX
8399999        5,304,653,879 46,702,821 (30,263,457)  16,439,364   25,541,037     XXX          XXX
9999999        5,304,653,879 46,702,821 (30,263,457)  16,439,364   25,541,037     XXX          XXX

(a) For all common stock bearing the NAIC market indicator "U" provide: the number of such issues: 0.

                            SCH. DB-PART A-SECTION 1

                                      NONE

                            SCH. DB-PART B-SECTION 1

                                      NONE

                            SCH. DB-PART C-SECTION 1

                                      NONE

                            SCH. DB-PART D-SECTION 1

                                      NONE


                                   QE06, QE07

                           SCHEDULE E - PART 1 - CASH

                          Month End Depository Balances

                                                           4          5
                                                       AMOUNT OF  AMOUNT OF
                                                        INTEREST  INTEREST     BOOK BALANCE AT END OF EACH MONTH
                                                 3     RECEIVED    ACCRUED           DURING CURRENT QUARTER
                                                RATE    DURING   AT CURRENT --------------------------------------
           1                              2      OF     CURRENT   STATEMENT      6            7             8       9
       DEPOSITORY                        CODE INTEREST  QUARTER     DATE     FIRST MONTH SECOND MONTH  THIRD MONTH  *
---------------------------------------- ---- -------- --------- ---------- ------------ ------------ ------------ ---
OPEN DEPOSITORIES
Bank of America N.A.   Springfield, MA                                          100,000      160,000       100,000 XXX
(Hartford)
Bank of America N.A.   Springfield, MA                                        3,283,632    2,083,962     1,088,945 XXX
(Hartford)
Bank of America N.A.   Springfield, MA                                           25,000       73,668       158,101 XXX
(Hartford)
Bank of America N.A.   Springfield, MA                                          230,643      273,026       314,919 XXX
(Hartford)
Bank One, NA           Chicago, IL                                              185,773      179,701       211,413 XXX
JPMorgan Chase Bank -  London, England                                          347,761      339,813       342,703 XXX
GB
JPMorgan Chase Bank -  London, England                                      148,141,697   57,982,225    56,570,962 XXX
GB
JPMorgan Chase Bank,   New York City, NY                                      4,954,851          888    (1,070,830)XXX
National Association.
JPMorgan Chase Bank,   New York City, NY                                         67,500      234,817       208,140 XXX
National Association.
JPMorgan Chase Bank,   New York City, NY                                            999   18,625,999           525 XXX
National Association.
State Street Bank and  Boston, MA                                                10,366      251,019         8,434 XXX
Trust Company
U.S. Bank N.A.         Milwaukee, WI                                             94,240      178,362       136,595 XXX
(Cincinnati)
Wachovia Bank N.A.     Avondale, PA                                             178,409      140,049       138,249 XXX
((NJ/PA/NY)
Wells Fargo Bank, N.A  San Francisco, CA                                        319,964      277,919       163,136 XXX
Wells Fargo Bank, N.A  San Francisco, CA                                     10,829,676   10,736,370    10,339,304 XXX
0199998. Deposits in.59 depositories
that do not exceed the allowable limit
in any one depository (see Instructions)
- Open Depositories                      XXX    XXX        94                   502,773      338,569       440,594 XXX
                                         ---    ---       ---               -----------   ----------    ---------- ---
0199999. Total Open Depositories         XXX    XXX        94         0     169,273,284   91,876,387    69,151,190 XXX
                                         ---    ---       ---       ---     -----------   ----------    ---------- ---
0399999. Total Cash on Deposit           XXX    XXX        94         0     169,273,284   91,876,387    69,151,190 XXX
                                         ---    ---       ---       ---     -----------   ----------    ---------- ---
0599999. Total Cash                      XXX    XXX        94         0     169,273,284   91,876,387    69,151,190 XXX
                                         ===    ===       ===       ===     ===========   ==========    ========== ===


                                      QE08

                     SCHEDULE E - PART 2 - CASH EQUIVALENTS

                  Show Investments Owned End of Current Quarter

                                                                                          7
                                                                                       AMOUNT
                                                                                         OF       8
                                                    4                       6         INTEREST  AMOUNT
                                           3      RATE         5        BOOK/ADJUSTED    DUE   RECEIVED
                   1             2        DATE     OF       MATURITY      CARRYING       &     DURING
              DESCRIPTION       CODE   ACQUIRED INTEREST      DATE         VALUE       ACCRUED   YEAR
------------------------------- ---- ---------- -------- ------------ --------------- -------- --------
INDUSTRIAL AND MISCELLANEOUS (UNAFFILIATED) - ISSUER OBLIGATIONS
DEUT GSI                             03/31/2009  0.190     04/01/2009      1,775,000
3299999. Industrial and Miscellaneous (Unaffiliated) - Issuer Obligations  1,775,000      0        0
3899999. Total - Industrial and Miscellaneous (Unaffiliated)               1,775,000      0        0
TOTAL
7799999. Subtotals - Issuer
         Obligations                                                       1,775,000      0        0
8399999. Subtotals - Bonds                                                 1,775,000      0        0
8699999. Total - Cash Equivalents                                          1,775,000      0        0


                                      QE09

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    Resolution of the Board of Directors of Hartford Life and Annuity
              Insurance Company ("Hartford") authorizing the establishment of the Separate Account. (1)
       (2)    Not applicable.
       (3)    (a) Amended and Restated Principal Underwriter Agreement. (2)
       (3)    (b) Form of Dealer Agreement. (3)
       (4)    Form of Individual Flexible Premium Variable Annuity Contract. (4)
       (5)    Form of Application. (4)
       (6)    (a) Certificates of Incorporation of Hartford. (5)
       (6)    (b) Bylaws of Hartford. (5)
       (7)    Form of Reinsurance Agreement. (2)
       (8)    Form of Fund Participation Agreement. (6)
       (9)    Opinion and Consent of Richard J. Wirth, Assistant General
              Counsel.
       (10)   Consent of Deloitte & Touche LLP.
       (11)   No financial Statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to the Pre-Effective Amendment No. 1 to the Registration Statement File No. 333-76419, filed on June 21, 1999.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 333-148564, filed on February 9, 2009.

(3) Incorporated by reference to Pre-Effective Amendment No. 3, to the Registration Statement File No. 033-73568, filed on May 1, 1996.

(4) Incorporated by reference to the Initial filing to the Registration Statement, File No. 333-69485, filed on December 22, 1998.

(5)  Incorporated by reference to Post-Effective Amendment No. 7, to the
     Registration Statement File No. 333-136545, filed on April     , 2009.

(6) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-119418, filed September 17, 2008.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Ricardo Anzaldua                    Senior Vice President, Assistant Secretary
Robert Arena                        Executive Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Richard G. Costello                 Assistant Secretary
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Jennifer J. Geisler                 Senior Vice President
Ronald R. Gendreau                  Executive Vice President
John N. Giamalis                    Senior Vice President, Treasurer
Christopher M. Grinnell             Assistant Vice President
Daniel R. Guilbert                  Actuary, Vice President
Christopher J. Hanlon               Senior Vice President
Susan M. Hess                       Vice President
Charles E. Hunt                     Vice President
Donald C. Hunt                      Secretary
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Stephen T. Joyce                    Executive Vice President
Thomas P. Kalmbach                  Actuary, Vice President
John F. Keenan                      Senior Vice President
Michael Knipper                     Senior Vice President
Diane Krajewski                     Assistant Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Dawn M. LeBlanc                     Assistant Vice President
Debra L. Ludovissie                 Assistant Vice President
Kenneth A. McCullum                 Actuary, Senior Vice President
Gregory McGreevey                   Executive Vice President, Chief Investment Officer and Director*
Ernest M. McNeill, Jr.              Senior Vice President, Chief Accounting Officer*
William P. Meaney                   Senior Vice President
Jonathan L. Mercier                 Assistant Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Assistant Vice President
Brian Murphy                        Executive Vice President
Brian O'Connell                     Chief Information Officer, Vice President
Jamie Ohl                           Senior Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President
Sharon A. Ritchey                   Executive Vice President
Michael J. Roscoe                   Actuary, Vice President
Richard Rubin                       Assistant Vice President
Wade A. Seward                      Vice President
D. Keith Sloane                     Senior Vice President
Richard Smolinski                   Actuary, Assistant Vice President
Martin A. Swanson                   Vice President
Charles D. Tatro                    Actuary, Vice President
James E. Trimble                    Chief Actuary, Senior Vice President
Charles N. Vest                     Actuary, Vice President
Andrew J. Waggoner                  Vice President
Jean H. Walker                      Vice President
John C. Walters                     President, Chief Executive Officer, Chairman of the Board, Director*
Richard J. Wirth                    Assistant Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, Connecticut 06115.

* Denotes elections to Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 333-148564, filed on February 9, 2009.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2009, there were 259,698 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     I)

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

       (b) Directors and Officers of HSD

                                                              POSITIONS AND OFFICES
NAME                                                             WITH UNDERWRITER
----------------------------------------------------------------------------------------------------------------
Robert Arena (1)                  Senior Vice President/ Business Line Principal and Director
Diana Benken (1)                  Chief Financial Officer and Controller/FINOP
Christopher S. Conner (2)         AML Compliance Officer and Chief Compliance Officer
Kevin M. Connor (2)               Director
James Davey (1)                   Executive Vice President and Director
Peter E. Delahanty (1)            Senior Vice President/IIP Marketing
John N. Giamalis (3)              Treasurer
Stephen T. Joyce (1)              Senior Vice President/Business Line Principal
Kenneth A. McCullum (1)           Senior Vice President
Vernon Meyer (1)                  Senior Vice President
Jamie Ohl (1)                     Senior Vice President/Business Line Principal
Mark A. Sides (4)                 Chief Legal Officer and Secretary
Keith D. Sloane                   Senior Vice President
Martin A. Swanson (1)             Vice President/Marketing
John C. Walters (1)               Chief Executive Officer and President and Director
William D. Wilcox (1)             Chief Legal Officer, AML Compliance Officer and Chief Compliance Officer

------------

(1)  Address: 200 Hopmeadow Street, Simsbury, CT 06089

(2)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(3)  Address: One Hartford Plaza, Hartford, CT 06115

(4)  Address: 500 Bielenberg Dr., Woodbury, MN 55125

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 1st day of May, 2009.

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY -
SEPARATE ACCOUNT SEVEN
(Registrant)

By:    John C. Walters*                     *By:   /s/ Richard J. Wirth
       -----------------------------------         -----------------------------------
       John C. Walters                             Richard J. Wirth
       President, Chief Executive Officer          Attorney-in-Fact
       and Chairman of the Board

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
(Depositor)

By:    John C. Walters*
       -----------------------------------
       John C. Walters
       Chief Executive Officer
       President, and Chairman of the
       Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Glenn D. Lammey, Chief Financial Officer,
 Executive Vice President, Director*
Gregory McGreevey, Executive Vice President and
 Chief Financial Officer, Director*                           *By:   /s/ Richard J. Wirth
                                                                     -----------------------------------
Ernest M. McNeill, Jr., Chief Accounting Officer,                    Richard J. Wirth
 Senior Vice President*                                              Attorney-in-Fact
John C. Walters, President, Chief Executive                   Date:  May 1, 2009
 Officer, Chairman of the Board, Director*

333-76419

                                 EXHIBIT INDEX

      (9)  Opinion and Consent of Richard J. Wirth, Assistant General Counsel.
     (10)  Consent of Deloitte & Touche LLP.
     (99)  Copy of Power of Attorney.